UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05629

Voya Investors Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-366-0066

Date of fiscal year end: December 31

Date of reporting period: January 1, 2018 to June 30, 2018

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2018

Classes ADV, I, R6, S and S2

Voya Investors Trust
■  Voya Government Liquid Assets Portfolio
■  VY® Clarion Global Real Estate Portfolio
■  VY® Invesco Growth and Income Portfolio
■  VY® JPMorgan Emerging Markets Equity Portfolio
■  VY® Morgan Stanley Global Franchise Portfolio
■  VY® T. Rowe Price Capital Appreciation Portfolio
■  VY® T. Rowe Price Equity Income Portfolio
■  VY® T. Rowe Price International Stock Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT
voyainvestments.com

President’s Letter	1
Market Perspective	2
Shareholder Expense Examples	4
Statements of Assets and Liabilities	6
Statements of Operations	10
Statements of Changes in Net Assets	12
Financial Highlights	16
Notes to Financial Statements	21
Summary Portfolios of Investments (“Portfolio of Investments”)	40

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for certain Portfolios. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT’S LETTER

Mid-Year Outlook

Dear Shareholder,

Market performance has been disappointing in the first half of 2018, as illustrated by the year-to-date returns in U.S. equities, despite two back-to-back quarters of over 20% earnings growth. Such periods of sweeping weak equity and bond returns are uncommon, especially when corporate profits look robust. Profits do not arise from nowhere: statistical reports this year show strong economic growth, expansion of jobs and higher consumer spending. How can we explain the disconnection between the economy and financial markets?

Investors have had to process a range of mixed signals: U.S. economic statistics point to strong growth, but the rest of the world has moderated, particularly the emerging markets. Trade concerns have clouded the financial market narrative, with scant visibility to a resolution. There are other risks besides trade conflict, such as complicated U.S. politics with the approaching mid-term elections, inflation overshoots potentially quickening the pace of interest rates increases and populist politics throwing into question the sustainability of the euro zone. The response to all this uncertainty has been vacillation between bursts of pessimism and optimism, which has led to market tumbles and rallies in rapid succession.

As 2019 approaches, we will see whether optimism or pessimism sets the tone for the year. The current state of heightened volatility may or may not persist. If it does, investors can expect to feel the pull of temptation — it is hard to resist the impulse to change one’s investment strategy seeking to avoid downturns. We believe it is important to remember that regardless of what happens in the financial markets, investors generally are better off sticking to their plans. A plan based upon your long-term goals and risk tolerances, developed with your financial advisor, offers the best chance of reaching your destination.

If your goals or needs have changed, thoroughly discuss these issues with your investment advisor before making any changes to your investment plan. Voya seeks to remain a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Dina Santoro
President
Voya Family of Funds
July 19, 2018

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2018

Our new fiscal year commenced with global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, in seemingly robust health. The Index had returned 18.48% in 2017, rising in every month. A “buy-the-dip” mentality prevailed among investors in risk assets, in which disappointments were soon forgiven. A narrative of synchronized global growth and corporate earnings, with monetary conditions still historically easy, looked intact. (The Index returned 0.43% for the six-months ended June 30, 2018, measured in U.S. dollars.)

But having reached an all-time high on January 26, in February the spell was broken, and after 15 consecutive gains, the Index suffered a monthly loss. Another loss followed in March, and for the six-months through June the Index edged up just 1.29%.

December had seen new unemployment claims near a 44-year low. Gross Domestic Product (“GDP”) recorded growth of 3.16% in the latest quarter. Tax reform legislation was signed into law on December 22, under which the lower corporate tax rate of 21% would boost the corporate earnings available for distribution or share buy-backs.

The Federal Open Market Committee (“FOMC”) had raised the federal funds rate by 25bp (0.25%) from 1.25% to 1.50%, with three more increases projected for 2018. As 2017 ended, new unemployment claims were near a 44-year low and the unemployment rate was stable at 4.1%. All seemed well, but some commentators wondered whether a tax cut stimulus costing $1 trillion to an already strong economy near full employment, would require more than three increases, and how would markets react when this became obvious.

In Europe, initially, evidence of the euro zone’s economic recovery continued to accumulate; GDP grew at 2.8% year-over-year and unemployment edged down to 8.6%, the lowest since December 2008. Purchasing managers’ indices, closely watched leading indicators of economic activity, reached multi-year highs. But as the months wore on, these fell back and the June readings were the lowest of the year, while industrial production sagged and core inflation slipped to 1.0%. The UK’s economy was still beset by uncertainty over Brexit. First quarter GDP was just 1.2% above the level one year earlier.

In Asia, China’s GDP growth was steady at 6.8% year-over-year. But tighter monetary policy to force deleveraging was driving up bond defaults, while key measures of economic activity, like fixed asset investment, retail sales and industrial production were cooling. In Japan, GDP grew for eight consecutive quarters, but in the first quarter of 2018 it fell by 0.6% annualized, with wage and price inflation still stubbornly low. In short, the main international economies seemed to be faltering.

In the U.S., 2018 started with a rather tame January employment report, but was followed in mid-month by unexpectedly strong inflation figures. Bond yields were creeping up and by January 22, the ten-year Treasury yield reached a three-year high. In early February fears of inflation and spiking bond yields gripped markets, which became much more volatile. The Index slumped 7% in a week.

Still, the underlying U.S. economy remained strong. In April the unemployment rate broke below 4% and in June it was reported at 3.75%, equaling the lowest since 1969. While GDP growth in the first quarter of 2018, at 2.0%, continued its recent pattern of modest first quarter increases, expectations for the second quarter exceeded 4%.

In March and June the FOMC duly raised rates, with two more increases now projected for 2018.

But by then investors had more to worry about than rising U.S. interest rates. On March 1, the White House announced tariffs of 25% on imported steel and 10% on aluminum, which took effect at the beginning of June. Specific tariffs on Chinese imports and restrictions on Chinese investments were promised, as was a 20% tariff on European auto imports. Retaliation was swift.

So June ended with the aura of synchronized global growth fading fast and what was left of it threatened by a trade war, from which surely no-one could expect any lasting benefit.

In U.S. fixed income markets, the Treasury yields rose across the curve, the short end significantly more than the long. Indeed the excess of the 10-year yield over the two-year fell to just 0.32%, the lowest in nearly 11 years. The Bloomberg Barclays U.S. Aggregate Bond Index lost 1.62%, the Bloomberg Barclays U.S. Corporate Investment Grade Bond sub-index fell 3.27%, dragged down by longer dated issues, which especially suffered as interest rates rose.

U.S. equities, represented by the S&P 500® Index including dividends, rose 2.65%. The earnings per share of its constituent companies recorded growth in the first quarter of 2018 of 24.8% year-over-year, the most since 2010. Consumer discretionary, the sector of Amazon and Netflix, was the top performer, up 11.52%; consumer staples suffered the biggest loss, 8.55%.

In currencies, the dollar rose 2.94% against the euro and 2.42% against the pound, but slipped 1.78% against the yen. From about April, after sustained weakness, dollar strength returned as the economic data for most of the rest of the world faded.

International markets were all unnerved by February’s general upsurge in volatility and by the risk of a trade war referred to above. In addition, the fiscal boost in the U.S. probably improved that market’s relative attractiveness. MSCI Japan® Index fell 3.66% over the fiscal half-year. MSCI Europe ex UK® Index lost 1.21%. Political worries resurfaced in Italy with the election of a populist government to add to those caused by weakening economic indicators. MSCI UK® Index gained 1.39%, driven by its big global energy constituents, as oil prices recovered.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 366-0066 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

BENCHMARK DESCRIPTIONS

Index	Description
Bloomberg Barclays U.S. Aggregate Bond Index	An index of publicly issued investment grade U.S. government, mortgage-backed, asset-backed and corporate debt securities.
Bloomberg Barclays U.S. Corporate Investment Grade Bond Index	An index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An index that measures the performance of over 1,600 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2018*	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2018*
Voya Government Liquid Assets Portfolio
Class I	$1,000.00	$1,006.70	0.29%	$1.44	$1,000.00	$1,023.36	0.29%	$1.45
Class S	1,000.00	1,005.50	0.54	2.69	1,000.00	1,022.12	0.54	2.71
Class S2	1,000.00	1,004.70	0.69	3.43	1,000.00	1,021.37	0.69	3.46
VY® Clarion Global Real Estate Portfolio
Class ADV	1,000.00	977.80	1.49%	7.31	1,000.00	1,017.41	1.49%	7.45
Class I	1,000.00	981.60	0.89	4.37	1,000.00	1,020.38	0.89	4.46
Class S	1,000.00	979.90	1.14	5.60	1,000.00	1,019.14	1.14	5.71
Class S2	1,000.00	979.20	1.29	6.33	1,000.00	1,018.40	1.29	6.46
VY® Invesco Growth and Income Portfolio
Class ADV	1,000.00	984.60	1.24%	6.10	1,000.00	1,018.65	1.24%	6.21
Class I	1,000.00	988.00	0.64	3.15	1,000.00	1,021.62	0.64	3.21
Class S	1,000.00	986.30	0.89	4.38	1,000.00	1,020.38	0.89	4.46
Class S2	1,000.00	985.80	1.04	5.12	1,000.00	1,019.64	1.04	5.21

4

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2018*	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2018*
VY® JPMorgan Emerging Markets Equity Portfolio
Class ADV	$1,000.00	$920.10	1.86%	$8.86	$1,000.00	$1,015.57	1.86%	$9.30
Class I	1,000.00	923.30	1.26	6.01	1,000.00	1,018.55	1.26	6.31
Class S	1,000.00	922.00	1.51	7.20	1,000.00	1,017.31	1.51	7.55
Class S2	1,000.00	921.10	1.66	7.91	1,000.00	1,016.56	1.66	8.30
VY® Morgan Stanley Global Franchise Portfolio
Class ADV	1,000.00	1,029.40	1.54%	7.75	1,000.00	1,017.16	1.54%	7.70
Class R6	1,000.00	1,032.90	0.94	4.74	1,000.00	1,020.13	0.94	4.71
Class S	1,000.00	1,031.70	1.19	5.99	1,000.00	1,018.89	1.19	5.96
Class S2	1,000.00	1,030.30	1.34	6.75	1,000.00	1,018.15	1.34	6.71
VY® T. Rowe Price Capital Appreciation Portfolio
Class ADV	1,000.00	1,023.00	1.24%	6.22	1,000.00	1,018.65	1.24%	6.21
Class I	1,000.00	1,026.40	0.64	3.22	1,000.00	1,021.62	0.64	3.21
Class R6	1,000.00	1,026.00	0.64	3.21	1,000.00	1,021.62	0.64	3.21
Class S	1,000.00	1,025.00	0.89	4.47	1,000.00	1,020.38	0.89	4.46
Class S2	1,000.00	1,022.90	1.04	5.22	1,000.00	1,019.64	1.04	5.21
VY® T. Rowe Price Equity Income Portfolio
Class ADV	1,000.00	994.40	0.97%	4.80	1,000.00	1,019.98	0.97%	4.86
Class I	1,000.00	997.90	0.37	1.83	1,000.00	1,022.96	0.37	1.86
Class S	1,000.00	996.60	0.62	3.07	1,000.00	1,021.72	0.62	3.11
Class S2	1,000.00	995.80	0.77	3.81	1,000.00	1,020.98	0.77	3.86
VY® T. Rowe Price International Stock Portfolio
Class ADV	1,000.00	975.20	1.40%	6.86	1,000.00	1,017.85	1.40%	7.00
Class I	1,000.00	977.80	0.80	3.92	1,000.00	1,020.83	0.80	4.01
Class S	1,000.00	977.10	1.05	5.15	1,000.00	1,019.59	1.05	5.26

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

5

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2018 (UNAUDITED)

	Voya Government Liquid Assets Portfolio	VY® Clarion Global Real Estate Portfolio	VY® Invesco Growth and Income Portfolio	VY® JPMorgan Emerging Markets Equity Portfolio
ASSETS:
Investments in securities at fair value+*	$—	$290,015,543	$500,014,335	$521,893,094
Short-term investments at fair value**	—	8,396,921	22,746,974	1,100,526
Repurchase agreements	109,739,000	—	—	—
Short-term investments at amortized cost	409,417,286	—	—	—
Cash	9,064	—	29,999	750
Foreign currencies at value***	—	—	680,157	220,443
Receivables:
Investment securities sold	222,536,303	11,232,431	4,182,272	183,740
Fund shares sold	2,010,260	44,538	31,198	698,677
Dividends	4,347	1,121,966	782,737	2,517,849
Interest	272,067	—	—	—
Foreign tax reclaims	—	84,147	191,376	1,371
Unrealized appreciation on forward foreign currency contracts	—	121	581,807	—
Prepaid expenses	—	2,995	—	—
Reimbursement due from manager	—	26,877	—	—
Other assets	45,842	15,339	28,963	31,801
Total assets	744,034,169	310,940,878	529,269,818	526,648,251

LIABILITIES:
Payable for investment securities purchased	—	10,209,630	1,597,368	4,407
Payable for fund shares redeemed	2,932,950	1,370,198	81,084	377,863
Payable upon receipt of securities loaned	—	6,571,654	7,199,006	1,100,526
Unrealized depreciation on forward foreign currency contracts	—	130	1,423	—
Payable for unified fees	173,951	—	279,029	557,355
Payable for investment management fees	—	217,232	—	—
Payable for distribution and shareholder service fees	184,883	31,768	112,473	112,353
Payable to custodian due to foreign currency overdraft****	—	130,090	—	—
Payable to trustees under the deferred compensation plan (Note 6)	45,842	15,339	28,963	31,801
Payable for trustee fees	21,846	1,379	—	—
Payable for borrowings against line of credit	—	—	—	1,551,000
Payable for Indian capital gains tax	—	—	—	1,124,517
Other accrued expenses and liabilities	—	96,724	—	—
Total liabilities	3,359,472	18,644,144	9,299,346	4,859,822
NET ASSETS	$740,674,697	$292,296,734	$519,970,472	$521,788,429

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$740,703,184	$244,363,985	$318,250,212	$369,625,793
Undistributed (distributions in excess of) net investment income or accumulated net investment loss	(29,733)	18,861,992	13,214,624	5,322,309
Accumulated net realized gain (loss)	1,246	(15,689,317)	83,105,627	18,705,242
Net unrealized appreciation	—	44,760,074	105,400,009	128,135,085
NET ASSETS	$740,674,697	$292,296,734	$519,970,472	$521,788,429

+ Including securities loaned at value	$—	$6,283,086	$7,029,799	$1,046,325
* Cost of investments in securities	$—	$245,255,553	$395,191,337	$393,729,973
** Cost of short-term investments	$—	$8,396,921	$22,746,974	$1,100,526
*** Cost of foreign currencies	$—	$—	$681,856	$221,243
**** Cost of foreign currency overdraft	$—	$130,090	$—	$—

See Accompanying Notes to Financial Statements

6

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

	Voya Government Liquid Assets Portfolio	VY® Clarion Global Real Estate Portfolio	VY® Invesco Growth and Income Portfolio	VY® JPMorgan Emerging Markets Equity Portfolio
Class ADV
Net assets	n/a	$19,956,369	$20,744,619	$50,490,914
Shares authorized	n/a	unlimited	unlimited	unlimited
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	1,676,470	753,955	2,673,679
Net asset value and redemption price per share	n/a	$11.90	$27.51	$18.88

Class I
Net assets	$51,005,570	$167,802,581	$32,581,497	$73,113,953
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	50,999,861	13,691,316	1,168,290	3,679,887
Net asset value and redemption price per share	$1.00	$12.26	$27.89	$19.87

Class S
Net assets	$344,299,657	$103,569,214	$434,847,819	$385,086,489
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	344,261,284	8,501,201	15,505,976	19,515,792
Net asset value and redemption price per share	$1.00	$12.18	$28.04	$19.73

Class S2
Net assets	$345,369,470	$968,570	$31,796,537	$13,097,073
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	345,331,362	79,010	1,144,128	671,476
Net asset value and redemption price per share	$1.00	$12.26	$27.79	$19.50

See Accompanying Notes to Financial Statements

7

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2018 (UNAUDITED)

	VY® Morgan Stanley Global Franchise Portfolio	VY® T. Rowe Price Capital Appreciation Portfolio	VY® T. Rowe Price Equity Income Portfolio	VY® T. Rowe Price International Stock Portfolio
ASSETS:
Investments in securities at fair value+*	$382,622,065	$6,148,203,106	$877,243,398	$227,330,322
Short-term investments at fair value**	7,208,092	423,074,201	15,383,811	3,241,875
Cash	132,721	12,744,851	1,801,226	846,589
Foreign currencies at value***	—	139,781	—	599,050
Receivables:
Investment securities sold	—	22,035,705	981,679	1,179,299
Fund shares sold	36	1,901,001	108,448	143,138
Dividends	931,765	4,075,979	1,675,513	842,046
Interest	—	13,076,375	16,652	236
Foreign tax reclaims	496,345	2,185	36,652	355,449
Unrealized appreciation on unfunded commitments	—	5,543	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	24,477
Prepaid expenses	—	—	—	2,372
Reimbursement due from manager	—	—	—	10,953
Other assets	17,688	211,352	56,306	13,431
Total assets	391,408,712	6,625,470,079	897,303,685	234,589,237

LIABILITIES:
Payable for investment securities purchased	132,722	16,065,582	581,162	1,397,644
Payable for fund shares redeemed	241,874	4,476,683	497,946	22,286
Payable upon receipt of securities loaned	—	212,438,044	5,168,543	1,987,503
Payable for unified fees	307,935	3,350,050	473,249	—
Payable for investment management fees	—	—	—	124,237
Payable for distribution and shareholder service fees	108,102	1,327,178	193,733	45,931
Payable to trustees under the deferred compensation plan (Note 6)	17,688	211,352	56,306	13,431
Payable for trustee fees	—	—	—	1,210
Other accrued expenses and liabilities	—	—	—	144,554
Written options, at fair valueˆ	—	31,669,387	—	—
Total liabilities	808,321	269,538,276	6,970,939	3,736,796
NET ASSETS	$390,600,391	$6,355,931,803	$890,332,746	$230,852,441

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$221,176,742	$4,927,239,734	$523,735,541	$189,229,071
Undistributed net investment income	5,484,391	52,231,321	12,111,559	6,321,206
Accumulated net realized gain	83,194,089	649,689,601	176,352,759	1,657,653
Net unrealized appreciation	80,745,169	726,771,147	178,132,887	33,644,511
NET ASSETS	$390,600,391	$6,355,931,803	$890,332,746	$230,852,441

+ Including securities loaned at value	$—	$208,086,120	$5,018,389	$1,876,355
* Cost of investments in securities	$301,871,677	$5,414,087,888	$699,108,345	$193,702,682
** Cost of short-term investments	$7,208,092	$423,074,201	$15,383,811	$3,241,875
*** Cost of foreign currencies	$—	$138,441	$—	$603,035
ˆ Premiums received on written options	$—	$24,318,237	$—	$—

See Accompanying Notes to Financial Statements

8

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

	VY® Morgan Stanley Global Franchise Portfolio	VY® T. Rowe Price Capital Appreciation Portfolio	VY® T. Rowe Price Equity Income Portfolio	VY® T. Rowe Price International Stock Portfolio
Class ADV
Net assets	$81,731,215	$994,799,769	$49,422,878	$20,830,589
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	4,674,668	36,650,351	3,465,840	1,321,931
Net asset value and redemption price per share	$17.48	$27.14	$14.26	$15.76

Class I
Net assets	n/a	$1,294,662,516	$93,530,435	$41,651,796
Shares authorized	n/a	unlimited	unlimited	unlimited
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	45,639,114	6,424,978	2,625,452
Net asset value and redemption price per share	n/a	$28.37	$14.56	$15.86

Class R6
Net assets	$95,472	$77,984,140	n/a	n/a
Shares authorized	unlimited	unlimited	n/a	n/a
Par value	$0.001	$0.001	n/a	n/a
Shares outstanding	5,147	2,747,791	n/a	n/a
Net asset value and redemption price per share	$18.55	$28.38	n/a	n/a

Class S
Net assets	$268,939,290	$3,915,154,568	$640,846,830	$168,370,056
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	14,504,000	138,129,385	43,994,368	10,671,377
Net asset value and redemption price per share	$18.54	$28.34	$14.57	$15.78

Class S2
Net assets	$39,834,414	$73,330,810	$106,532,603	n/a
Shares authorized	unlimited	unlimited	unlimited	n/a
Par value	$0.001	$0.001	$0.001	n/a
Shares outstanding	2,167,910	2,609,806	7,419,753	n/a
Net asset value and redemption price per share	$18.37	$28.10	$14.36	n/a

See Accompanying Notes to Financial Statements

9

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2018 (UNAUDITED)

	Voya Government Liquid Assets Portfolio	VY® Clarion Global Real Estate Portfolio	VY® Invesco Growth and Income Portfolio	VY® JPMorgan Emerging Markets Equity Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$7,461	$4,921,369	$6,493,879	$6,651,642
Interest	6,128,206	—	—	891
Securities lending income, net	—	28,213	41,161	19,636
Other	1,439	1,773	—	2,475
Total investment income	6,137,106	4,951,355	6,535,040	6,674,644

EXPENSES:
Investment management fees	—	1,346,567	—	—
Unified fees	1,073,803	—	1,740,343	3,667,796
Distribution and shareholder service fees:
Class ADV	—	63,434	65,004	170,132
Class S	448,121	131,653	571,503	541,862
Class S2	695,454	1,960	65,595	28,756
Transfer agent fees	—	311	—	—
Shareholder reporting expense	—	42,850	—	—
Professional fees	—	10,628	—	—
Custody and accounting expense	—	96,617	—	—
Trustee fees and expenses	21,838	6,064	14,461	13,163
Miscellaneous expense	—	10,384	—	—
Interest expense	263	522	—	3,257
Total expenses	2,239,479	1,710,990	2,456,906	4,424,966
Waived and reimbursed fees	—	(170,346)	—	(3,640)
Brokerage commission recapture	—	(4,082)	(1,869)	(202)
Net expenses	2,239,479	1,536,562	2,455,037	4,421,124
Net investment income	3,897,627	3,414,793	4,080,003	2,253,520

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of Indian capital gains tax withheldˆ)	71,911	14,420,066	32,445,133	27,865,531
Forward foreign currency contracts	—	44,385	205,350	—
Foreign currency related transactions	—	(45,546)	(135,627)	(152,142)
Net realized gain	71,911	14,418,905	32,514,856	27,713,389
Net change in unrealized appreciation (depreciation) on:
Investments (net of Indian capital gains tax accrued#)	—	(24,581,787)	(44,743,084)	(75,145,531)
Forward foreign currency contracts	—	(9)	1,386,592	—
Foreign currency related transactions	—	(1,900)	(3,431)	(27,222)
Net change in unrealized appreciation (depreciation)	—	(24,583,696)	(43,359,923)	(75,172,753)
Net realized and unrealized gain (loss)	71,911	(10,164,791)	(10,845,067)	(47,459,364)

Increase (decrease) in net assets resulting from operations	$3,969,538	$(6,749,998)	$(6,765,064)	$(45,205,844)

* Foreign taxes withheld	$—	$261,201	$216,518	$604,983
ˆ Foreign taxes on sale of Indian investments	$—	$—	$—	$18,487
# Foreign taxes accrued on Indian investments	$—	$—	$—	$1,124,517

See Accompanying Notes to Financial Statements

10

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2018 (UNAUDITED)

	VY® Morgan Stanley Global Franchise Portfolio	VY® T. Rowe Price Capital Appreciation Portfolio	VY® T. Rowe Price Equity Income Portfolio	VY® T. Rowe Price International Stock Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$4,204,067	$37,240,468	$12,856,366	$3,591,465
Interest	—	29,553,546	144,358	1,962
Securities lending income, net	7,281	397,293	34,944	23,152
Settlement income (Note 13)	—	—	107,986	—
Other	16,749	66,579	—	—
Total investment income	4,228,097	67,257,886	13,143,654	3,616,579
EXPENSES:
Investment management fees	—	—	—	768,336
Unified fees	1,878,884	20,116,753	2,938,802	—
Distribution and shareholder service fees:
Class ADV	243,252	2,909,625	153,404	63,785
Class S	336,083	4,955,522	829,969	218,827
Class S2	79,931	148,169	219,143	—
Transfer agent fees	—	—	—	302
Shareholder reporting expense	—	—	—	19,957
Professional fees	—	—	—	27,273
Custody and accounting expense	—	—	—	170,151
Trustee fees and expenses	10,573	153,567	23,873	4,842
Miscellaneous expense	—	—	—	8,645
Interest expense	—	9,317	—	—
Total expenses	2,548,723	28,292,953	4,165,191	1,282,118
Waived and reimbursed fees(1)	(49,863)	—	(1,276,451)	(36,844)
Brokerage commission recapture	—	—	(223)	—
Net expenses	2,498,860	28,292,953	2,888,517	1,245,274
Net investment income	1,729,237	38,964,933	10,255,137	2,371,305
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	27,002,027	187,484,363	46,833,676	4,974,940
Forward foreign currency contracts	15,376	355,412	4,849	(110,126)
Foreign currency related transactions	(96,270)	(247,353)	(2,303)	8,333
Written options	—	13,168,161	—	—
Net realized gain	26,921,133	200,760,583	46,836,222	4,873,147
Net change in unrealized appreciation (depreciation) on:
Investments	(16,799,776)	(125,219,755)	(60,044,141)	(12,735,465)
Forward foreign currency contracts	—	—	—	69,068
Foreign currency related transactions	17,010	25,084	(4,824)	(7,900)
Written options	—	42,612,967	—	—
Unfunded commitments	—	(38,798)	—	—
Net change in unrealized appreciation (depreciation)	(16,782,766)	(82,620,502)	(60,048,965)	(12,674,297)
Net realized and unrealized gain (loss)	10,138,367	118,140,081	(13,212,743)	(7,801,150)
Increase (decrease) in net assets resulting from operations	$11,867,604	$157,105,014	$(2,957,606)	$(5,429,845)

* Foreign taxes withheld	$409,397	$533,673	$128,472	$421,398

(1) Please refer to Note 4 for additional information regarding VY® T. Rowe Price Equity Income Portfolio.

See Accompanying Notes to Financial Statements

11

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Voya Government Liquid Assets Portfolio		VY® Clarion Global Real Estate Portfolio
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
FROM OPERATIONS:
Net investment income	$3,897,627	$2,933,807	$3,414,793	$6,908,181
Net realized gain	71,911	186,265	14,418,905	29,714,524
Net change in unrealized appreciation (depreciation)	—	—	(24,583,696)	(3,811,314)
Increase (decrease) in net assets resulting from operations	3,969,538	3,120,072	(6,749,998)	32,811,391
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	—	—	(765,121)
Class I	(340,172)	(348,665)	—	(6,839,586)
Class S	(1,935,981)	(1,614,236)	—	(4,147,589)
Class S2	(1,621,474)	(970,907)	—	(37,010)
Net realized gains:
Class I	(4,641)	(12,161)	—	—
Class S	(33,705)	(91,143)	—	—
Class S2	(32,319)	(82,960)	—	—
Total distributions	(3,968,292)	(3,120,072)	—	(11,789,306)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	107,783,745	151,438,100	9,859,852	22,680,298
Reinvestment of distributions	3,968,292	3,120,072	—	11,789,306
	111,752,037	154,558,172	9,859,852	34,469,604
Cost of shares redeemed	(153,319,205)	(343,234,252)	(31,889,784)	(67,701,583)
Net decrease in net assets resulting from capital share transactions	(41,567,168)	(188,676,080)	(22,029,932)	(33,231,979)
Net decrease in net assets	(41,565,922)	(188,676,080)	(28,779,930)	(12,209,894)
NET ASSETS:
Beginning of year or period	782,240,619	970,916,699	321,076,664	333,286,558
End of year or period	$740,674,697	$782,240,619	$292,296,734	$321,076,664
Undistributed (distributions in excess of) net investment income or accumulated net investment loss at end of year or period	$(29,733)	$(29,733)	$18,861,992	$15,447,199

See Accompanying Notes to Financial Statements

12

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	VY® Invesco Growth and Income Portfolio		VY® JPMorgan Emerging Markets Equity Portfolio
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
FROM OPERATIONS:
Net investment income	$4,080,003	$10,091,584	$2,253,520	$611,246
Net realized gain	32,514,856	55,757,447	27,713,389	31,543,990
Net change in unrealized appreciation (depreciation)	(43,359,923)	8,458,476	(75,172,753)	163,817,027
Increase (decrease) in net assets resulting from operations	(6,765,064)	74,307,507	(45,205,844)	195,972,263

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(379,683)	—	(118,673)
Class I	—	(693,823)	—	(469,499)
Class S	—	(9,648,264)	—	(1,968,991)
Class S2	—	(676,757)	—	(44,978)
Net realized gains:
Class ADV	—	(1,122,973)	—	—
Class I	—	(1,650,757)	—	—
Class S	—	(25,572,370)	—	—
Class S2	—	(1,968,204)	—	—
Total distributions	—	(41,712,831)	—	(2,602,141)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	7,513,888	38,773,346	28,651,032	64,467,598
Reinvestment of distributions	—	41,712,831	—	2,602,141
	7,513,888	80,486,177	28,651,032	67,069,739
Cost of shares redeemed	(46,644,526)	(140,217,505)	(71,131,319)	(127,549,101)
Net decrease in net assets resulting from capital share transactions	(39,130,638)	(59,731,328)	(42,480,287)	(60,479,362)
Net increase (decrease) in net assets	(45,895,702)	(27,136,652)	(87,686,131)	132,890,760

NET ASSETS:
Beginning of year or period	565,866,174	593,002,826	609,474,560	476,583,800
End of year or period	$519,970,472	$565,866,174	$521,788,429	$609,474,560
Undistributed net investment income at end of year or period	$13,214,624	$7,833,537	$5,322,309	$3,068,789

See Accompanying Notes to Financial Statements

13

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	VY® Morgan Stanley Global Franchise Portfolio		VY® T. Rowe Price Capital Appreciation Portfolio
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
FROM OPERATIONS:
Net investment income	$1,729,237	$3,729,411	$38,964,933	$70,875,903
Net realized gain	26,921,133	57,116,895	200,760,583	463,854,304
Net change in unrealized appreciation (depreciation)	(16,782,766)	35,708,845	(82,620,502)	345,676,105
Increase in net assets resulting from operations	11,867,604	96,555,151	157,105,014	880,406,312

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(766,549)	—	(8,799,414)
Class I	—	—	—	(17,227,075)
Class R6	—	(661)	—	(787,698)
Class S	—	(3,542,367)	—	(47,990,672)
Class S2	—	(474,982)	—	(778,960)
Net realized gains:
Class ADV	—	(4,873,750)	—	(43,457,344)
Class I	—	—	—	(54,620,718)
Class R6	—	(2,803)	—	(1,715,315)
Class S	—	(18,416,495)	—	(195,800,364)
Class S2	—	(2,846,416)	—	(3,933,288)
Total distributions	—	(30,924,023)	—	(375,110,848)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,239,564	12,280,653	219,684,216	425,398,646
Reinvestment of distributions	—	30,924,023	—	375,110,848
	3,239,564	43,204,676	219,684,216	800,509,494
Cost of shares redeemed	(32,316,078)	(114,028,618)	(377,618,396)	(978,382,699)
Net decrease in net assets resulting from capital share transactions	(29,076,514)	(70,823,942)	(157,934,180)	(177,873,205)
Net increase (decrease) in net assets	(17,208,910)	(5,192,814)	(829,166)	327,422,259

NET ASSETS:
Beginning of year or period	407,809,301	413,002,115	6,356,760,969	6,029,338,710
End of year or period	$390,600,391	$407,809,301	$6,355,931,803	$6,356,760,969
Undistributed net investment income at end of year or period	$5,484,391	$3,755,154	$52,231,321	$13,266,388

See Accompanying Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	VY® T. Rowe Price Equity Income Portfolio		VY® T. Rowe Price International Stock Portfolio
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
FROM OPERATIONS:
Net investment income	$10,255,137	$17,293,511	$2,371,305	$2,416,881
Net realized gain	46,836,222	142,125,338	4,873,147	12,515,823
Net change in unrealized appreciation (depreciation)	(60,048,965)	(9,418,869)	(12,674,297)	41,492,913
Increase (decrease) in net assets resulting from operations	(2,957,606)	149,999,980	(5,429,845)	56,425,617

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(911,053)	—	(155,999)
Class I	—	(2,225,668)	—	(582,062)
Class S	—	(14,059,708)	—	(1,957,392)
Class S2	—	(2,147,516)	—	—
Net realized gains:
Class ADV	—	(3,880,800)	—	—
Class I	—	(7,110,045)	—	—
Class S	—	(54,867,068)	—	—
Class S2	—	(8,484,524)	—	—
Total distributions	—	(93,686,382)	—	(2,695,453)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	13,182,566	41,585,784	9,105,956	31,589,283
Reinvestment of distributions	—	93,686,382	—	2,695,453
	13,182,566	135,272,166	9,105,956	34,284,736
Cost of shares redeemed	(80,314,570)	(302,706,854)	(14,038,100)	(54,036,875)
Net decrease in net assets resulting from capital share transactions	(67,132,004)	(167,434,688)	(4,932,144)	(19,752,139)
Net increase (decrease) in net assets	(70,089,610)	(111,121,090)	(10,361,989)	33,978,025

NET ASSETS:
Beginning of year or period	960,422,356	1,071,543,446	241,214,430	207,236,405
End of year or period	$890,332,746	$960,422,356	$230,852,441	$241,214,430
Undistributed net investment income at end of year or period	$12,111,559	$1,879,796	$6,321,206	$3,949,901

See Accompanying Notes to Financial Statements

15

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations					Less distributions										Ratios to average net assets					Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)		Total from investment operations	From net investment income		From net realized gains		From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)		($)	($)		($)		($)	($)		($)	($)	(%)	(%)	(%)	(%)	(%)		($000’s)	(%)
Voya Government Liquid Assets Portfolio
Class I
06-30-18	1.00	0.01		0.00	*	0.01	0.01		0.00	*	—	0.01		—	1.00	0.67	0.29	0.29	0.29	1.34		51,006	—
12-31-17	1.00	0.01		0.00	*	0.01	0.01		0.00	*	—	0.01		—	1.00	0.66	0.29	0.29	0.29	0.62		50,773	—
12-31-16	1.00	0.00	*	0.00	*	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.23	0.28	0.28	0.28	0.13		66,214	—
12-31-15	1.00	—		0.00	*	0.00	0.00	*	0.00	*	—	0.00	*	—	1.00	0.01	0.28	0.22	0.22	0.00	*	81,636	—
12-31-14	1.00	(0.00	)*	0.00	*	0.00 *	—		0.00	*	—	0.00	*	—	1.00	0.01	0.28	0.19	0.19	(0.00	)*	78,773	—
12-31-13	1.00	—		0.00	*	0.00	0.00	*	0.00	*	—	0.00	*	—	1.00	0.02	0.28	0.22	0.22	0.00	*	81,029	—
Class S
06-30-18	1.00	0.01		0.00	*	0.01	0.01		0.00	*	—	0.01		—	1.00	0.55	0.54	0.54	0.54	1.08		344,300	—
12-31-17	1.00	0.00	*	0.00	*	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.41	0.54	0.54	0.54	0.37		372,943	—
12-31-16	1.00	—		0.00	*	0.00	0.00	*	0.00	*	—	0.00	*	—	1.00	0.09	0.53	0.42	0.42	0.00	*	488,208	—
12-31-15	1.00	—		0.00	*	0.00	—		0.00	*	—	0.00	*	—	1.00	0.01	0.53	0.22	0.22	(0.00	)*	552,706	—
12-31-14	1.00	(0.00	)*	0.00	*	0.00 *	—		0.00	*	—	0.00	*	—	1.00	0.01	0.53	0.19	0.19	(0.00	)*	619,776	—
12-31-13	1.00	—		0.00	*	0.00	—		0.00	*	—	0.00	*	—	1.00	0.02	0.53	0.23	0.23	(0.00	)*	753,517	—
Class S2
06-30-18	1.00	0.00	*	0.00	*	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.47	0.69	0.69	0.69	0.93		345,369	—
12-31-17	1.00	0.00	*	0.00	*	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.28	0.69	0.67	0.67	0.25		358,525	—
12-31-16	1.00	—		0.00	*	0.00	—		0.00	*	—	0.00	*	—	1.00	0.09	0.71	0.42	0.42	(0.00	)*	416,495	—
12-31-15	1.00	—		0.00	*	0.00	—		0.00	*	—	0.00	*	—	1.00	0.01	0.78	0.22	0.22	(0.00	)*	348,078	—
12-31-14	1.00	(0.00	)*	0.00	*	0.00 *	—		0.00	*	—	0.00	*	—	1.00	0.01	0.78	0.19	0.19	(0.00	)*	291,912	—
12-31-13	1.00	—		0.00	*	0.00	—		0.00	*	—	0.00	*	—	1.00	0.02	0.78	0.23	0.23	(0.00	)*	296,540	—
VY® Clarion Global Real Estate Portfolio
Class ADV
06-30-18	12.17	0.10	•	(0.37)		(0.27)	—		—		—	—		—	11.90	(2.22)	1.61	1.49	1.49	1.78		19,956	62
12-31-17	11.41	0.19	•	0.95		1.14	0.38		—		—	0.38		—	12.17	10.20	1.57	1.49	1.49	1.63		22,826	90
12-31-16	11.47	0.16		(0.13)		0.03	0.09		—		—	0.09		—	11.41	0.23	1.61	1.49	1.49	1.33		25,983	49
12-31-15	12.04	0.11	•	(0.35)		(0.24)	0.33		—		—	0.33		—	11.47	(1.99)	1.72	1.49	1.49	0.95		27,513	50
12-31-14	10.71	0.13		1.30		1.43	0.10		—		—	0.10		—	12.04	13.40	1.73	1.49	1.49	1.12		27,577	40
12-31-13	10.96	0.12	•	0.25		0.37	0.62		—		—	0.62		—	10.71	3.29	1.73	1.49	1.49	1.13		23,863	35
Class I
06-30-18	12.49	0.14	•	(0.37)		(0.23)	—		—		—	—		—	12.26	(1.84)	1.01	0.89	0.89	2.41		167,803	62
12-31-17	11.72	0.27	•	0.96		1.23	0.46		—		—	0.46		—	12.49	10.77	0.97	0.89	0.89	2.28		183,921	90
12-31-16	11.77	0.22		(0.10)		0.12	0.17		—		—	0.17		—	11.72	0.89	0.96	0.89	0.89	1.94		183,084	49
12-31-15	12.34	0.18		(0.35)		(0.17)	0.40		—		—	0.40		—	11.77	(1.42)	0.97	0.89	0.89	1.55		165,604	50
12-31-14	10.96	0.21	•	1.33		1.54	0.16		—		—	0.16		—	12.34	14.07	0.98	0.89	0.89	1.75		160,209	40
12-31-13	11.17	0.19	•	0.26		0.45	0.66		—		—	0.66		—	10.96	3.95	0.98	0.89	0.89	1.70		121,414	35
Class S
06-30-18	12.43	0.13	•	(0.38)		(0.25)	—		—		—	—		—	12.18	(2.01)	1.26	1.14	1.14	2.15		103,569	62
12-31-17	11.66	0.24	•	0.96		1.20	0.43		—		—	0.43		—	12.43	10.50	1.22	1.14	1.14	2.00		113,281	90
12-31-16	11.71	0.20	•	(0.12)		0.08	0.13		—		—	0.13		—	11.66	0.62	1.21	1.14	1.14	1.67		123,103	49
12-31-15	12.28	0.15	•	(0.36)		(0.21)	0.36		—		—	0.36		—	11.71	(1.69)	1.22	1.14	1.14	1.27		141,067	50
12-31-14	10.90	0.17	•	1.34		1.51	0.13		—		—	0.13		—	12.28	13.86	1.23	1.14	1.14	1.42		161,194	40
12-31-13	11.11	0.16	•	0.26		0.42	0.63		—		—	0.63		—	10.90	3.71	1.23	1.14	1.14	1.42		161,379	35
Class S2
06-30-18	12.52	0.12	•	(0.38)		(0.26)	—		—		—	—		—	12.26	(2.08)	1.41	1.29	1.29	2.01		969	62
12-31-17	11.73	0.22	•	0.98		1.20	0.41		—		—	0.41		—	12.52	10.42	1.37	1.29	1.29	1.87		1,048	90
12-31-16	11.78	0.18	•	(0.12)		0.06	0.11		—		—	0.11		—	11.73	0.44	1.39	1.29	1.29	1.52		1,117	49
12-31-15	12.34	0.14	•	(0.36)		(0.22)	0.34		—		—	0.34		—	11.78	(1.84)	1.47	1.29	1.29	1.11		1,343	50
12-31-14	10.96	0.14	•	1.35		1.49	0.11		—		—	0.11		—	12.34	13.60	1.48	1.29	1.29	1.22		1,624	40
12-31-13	11.17	0.14	•	0.26		0.40	0.61		—		—	0.61		—	10.96	3.54	1.48	1.29	1.29	1.27		1,842	35

See Accompanying Notes to Financial Statements

16

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions								Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)		Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(%)	($000’s)	(%)
VY® Invesco Growth and Income Portfolio
Class ADV
06-30-18	27.94	0.16	•	(0.59)	(0.43)	—	—	—	—	—	27.51	(1.54)		1.24	1.24	1.24	1.16	20,745	16
12-31-17	26.55	0.38	•	3.04	3.42	0.51	1.52	—	2.03	—	27.94	13.46		1.24	1.24	1.24	1.43	22,246	17
12-31-16	25.48	0.30	•	4.19	4.49	0.52	2.90	—	3.42	—	26.55	19.52		1.29	1.24	1.24	1.21	18,641	23
12-31-15	31.49	0.30	•	(0.98)	(0.68)	0.93	4.40	—	5.33	—	25.48	(3.26)		1.39	1.24	1.24	1.05	15,551	19
12-31-14	30.92	0.52	•	2.43	2.95	0.31	2.07	—	2.38	—	31.49	9.72		1.39	1.24	1.24	1.66	16,407	28
12-31-13	23.41	0.25	•	7.55	7.80	0.29	—	—	0.29	—	30.92	33.45		1.39	1.24	1.23	0.92	15,200	28
Class I
06-30-18	28.23	0.25	•	(0.59)	(0.34)	—	—	—	—	—	27.89	(1.20)		0.64	0.64	0.64	1.76	32,581	16
12-31-17	26.77	0.55	•	3.07	3.62	0.64	1.52	—	2.16	—	28.23	14.13		0.64	0.64	0.64	2.02	33,894	17
12-31-16	25.68	0.45	•	4.23	4.68	0.69	2.90	—	3.59	—	26.77	20.23		0.64	0.64	0.64	1.81	28,117	23
12-31-15	31.71	0.47	•	(0.98)	(0.51)	1.12	4.40	—	5.52	—	25.68	(2.69)		0.64	0.64	0.64	1.63	23,008	19
12-31-14	31.08	0.68	•	2.48	3.16	0.46	2.07	—	2.53	—	31.71	10.39		0.64	0.64	0.64	2.16	28,264	28
12-31-13	23.50	0.43	•	7.58	8.01	0.43	—	—	0.43	—	31.08	34.23		0.64	0.64	0.63	1.53	24,742	28
Class S
06-30-18	28.43	0.21	•	(0.60)	(0.39)	—	—	—	—	—	28.04	(1.37)		0.89	0.89	0.89	1.48	434,848	16
12-31-17	26.94	0.48	•	3.10	3.58	0.57	1.52	—	2.09	—	28.43	13.89		0.89	0.89	0.89	1.76	476,317	17
12-31-16	25.81	0.41		4.23	4.64	0.61	2.90	—	3.51	—	26.94	19.92		0.89	0.89	0.89	1.56	507,524	23
12-31-15	31.83	0.40	•	(0.99)	(0.59)	1.03	4.40	—	5.43	—	25.81	(2.93)		0.89	0.89	0.89	1.39	451,452	19
12-31-14	31.19	0.64	•	2.45	3.09	0.38	2.07	—	2.45	—	31.83	10.11		0.89	0.89	0.89	2.04	535,054	28
12-31-13	23.59	0.35	•	7.61	7.96	0.36	—	—	0.36	—	31.19	33.88		0.89	0.89	0.88	1.27	566,801	28
Class S2
06-30-18	28.19	0.24	•	(0.64)	(0.40)	—	—	—	—	—	27.79	(1.42)		1.04	1.04	1.04	1.69	31,797	16
12-31-17	26.73	0.44	•	3.06	3.50	0.52	1.52	—	2.04	—	28.19	13.67		1.04	1.04	1.04	1.62	33,409	17
12-31-16	25.62	0.35	•	4.23	4.58	0.57	2.90	—	3.47	—	26.73	19.80		1.07	1.04	1.04	1.41	38,721	23
12-31-15	31.63	0.36	•	(0.99)	(0.63)	0.98	4.40	—	5.38	—	25.62	(3.10)		1.14	1.04	1.04	1.24	38,764	19
12-31-14	31.00	0.59	•	2.43	3.02	0.32	2.07	—	2.39	—	31.63	9.95		1.14	1.04	1.04	1.89	45,878	28
12-31-13	23.45	0.31	•	7.56	7.87	0.32	—	—	0.32	—	31.00	33.70		1.14	1.04	1.03	1.12	50,774	28
VY® JPMorgan Emerging Markets Equity Portfolio
Class ADV
06-30-18	20.52	0.04	•	(1.68)	(1.64)	—	—	—	—	—	18.88	(7.99)		1.86	1.86	1.86	0.42	50,491	11
12-31-17	14.43	(0.05)		6.19	6.14	0.05	—	—	0.05	—	20.52	42.55		1.86	1.86	1.86	(0.24)	57,093	26
12-31-16	12.92	0.02	•	1.61	1.63	0.12	—	—	0.12	—	14.43	12.62		1.90	1.85	1.85	0.12	35,873	24
12-31-15	16.63	0.07		(2.56)	(2.49)	0.14	1.08	—	1.22	—	12.92	(16.07	)(a)	2.01	1.86	1.86	0.45	34,072	15
12-31-14	18.39	0.13		0.13	0.26	0.13	1.89	—	2.02	—	16.63	0.47		2.01	1.86	1.86	0.72	42,490	23
12-31-13	20.19	0.07	•	(1.31)	(1.24)	0.12	0.44	—	0.56	—	18.39	(6.07)		2.01	1.86	1.86	0.36	43,996	45
Class I
06-30-18	21.52	0.11	•	(1.76)	(1.65)	—	—	—	—	—	19.87	(7.67)		1.26	1.26	1.26	1.03	73,114	11
12-31-17	15.10	0.08		6.47	6.55	0.13	—	—	0.13	—	21.52	43.45		1.26	1.26	1.26	0.34	82,567	26
12-31-16	13.52	0.10	•	1.70	1.80	0.22	—	—	0.22	—	15.10	13.27		1.25	1.25	1.25	0.71	63,276	24
12-31-15	17.36	0.17		(2.68)	(2.51)	0.25	1.08	—	1.33	—	13.52	(15.57	)(a)	1.26	1.26	1.26	1.05	58,250	15
12-31-14	19.10	0.23	•	0.15	0.38	0.23	1.89	—	2.12	—	17.36	1.06		1.26	1.26	1.26	1.22	71,163	23
12-31-13	20.93	0.19	•	(1.35)	(1.16)	0.23	0.44	—	0.67	—	19.10	(5.49)		1.26	1.26	1.26	0.97	136,636	45
Class S
06-30-18	21.40	0.08	•	(1.75)	(1.67)	—	—	—	—	—	19.73	(7.80)		1.51	1.51	1.51	0.77	385,086	11
12-31-17	15.02	0.03		6.44	6.47	0.09	—	—	0.09	—	21.40	43.11		1.51	1.51	1.51	0.11	454,764	26
12-31-16	13.45	0.07	•	1.67	1.74	0.17	—	—	0.17	—	15.02	12.95		1.50	1.50	1.50	0.47	362,865	24
12-31-15	17.26	0.13	•	(2.66)	(2.53)	0.20	1.08	—	1.28	—	13.45	(15.75	)(a)	1.51	1.51	1.51	0.81	367,861	15
12-31-14	19.00	0.20	•	0.13	0.33	0.18	1.89	—	2.07	—	17.26	0.80		1.51	1.51	1.51	1.06	499,431	23
12-31-13	20.82	0.16		(1.37)	(1.21)	0.17	0.44	—	0.61	—	19.00	(5.74)		1.51	1.51	1.51	0.73	573,548	45

See Accompanying Notes to Financial Statements

17

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions								Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)		Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(%)	($000’s)	(%)
VY® JPMorgan Emerging Markets Equity Portfolio (continued)
Class S2
06-30-18	21.17	0.07	•	(1.74)	(1.67)	—	—	—	—	—	19.50	(7.89)		1.66	1.66	1.66	0.63	13,097	11
12-31-17	14.86	(0.01	) •	6.37	6.36	0.05	—	—	0.05	—	21.17	42.85		1.66	1.66	1.66	(0.03)	15,050	26
12-31-16	13.30	0.05	•	1.65	1.70	0.14	—	—	0.14	—	14.86	12.79		1.68	1.65	1.65	0.32	14,570	24
12-31-15	17.08	0.10	•	(2.64)	(2.54)	0.16	1.08	—	1.24	—	13.30	(15.91	)(a)	1.76	1.66	1.66	0.65	16,530	15
12-31-14	18.81	0.17	•	0.14	0.31	0.15	1.89	—	2.04	—	17.08	0.73		1.76	1.66	1.66	0.92	22,613	23
12-31-13	20.62	0.11		(1.34)	(1.23)	0.14	0.44	—	0.58	—	18.81	(5.89)		1.76	1.66	1.66	0.58	26,016	45
VY® Morgan Stanley Global Franchise Portfolio
Class ADV
06-30-18	16.98	0.05	•	0.45	0.50	—	—	—	—	—	17.48	2.94		1.57	1.54	1.54	0.63	81,731	18
12-31-17	14.58	0.10		3.53	3.63	0.17	1.06	—	1.23	—	16.98	25.47		1.57	1.55	1.55	0.60	83,492	29
12-31-16	15.29	0.13	•	0.68	0.81	0.17	1.35	—	1.52	—	14.58	4.94		1.61	1.54	1.54	0.83	68,606	26
12-31-15	16.56	0.15		0.87	1.02	0.28	2.01	—	2.29	—	15.29	5.95		1.71	1.55	1.55	0.90	56,395	27
12-31-14	17.55	0.23	•	0.48	0.71	0.28	1.42	—	1.70	—	16.56	3.87		1.71	1.56	1.56	1.35	55,949	21
12-31-13	15.98	0.20	•	2.74	2.94	0.37	1.00	—	1.37	—	17.55	19.02		1.71	1.56	1.56	1.17	52,318	21
Class R6
06-30-18	17.96	0.13	•	0.46	0.59	—	—	—	—	—	18.55	3.29		0.97	0.94	0.94	1.47	95	18
12-31-17	15.35	0.21	•	3.71	3.92	0.25	1.06	—	1.31	—	17.96	26.16		0.97	0.95	0.95	1.21	44	29
05-03-16(5)– 12-31-16	16.66	0.22	•	0.07	0.29	0.25	1.35	—	1.60	—	15.35	1.46		0.96	0.94	0.94	1.48	49	26
Class S
06-30-18	17.97	0.09	•	0.48	0.57	—	—	—	—	—	18.54	3.17		1.22	1.19	1.19	0.97	268,939	18
12-31-17	15.36	0.16	•	3.71	3.87	0.20	1.06	—	1.26	—	17.97	25.81		1.22	1.20	1.20	0.95	282,442	29
12-31-16	16.02	0.20		0.70	0.90	0.21	1.35	—	1.56	—	15.36	5.30		1.21	1.19	1.19	1.20	299,965	26
12-31-15	17.23	0.21	•	0.92	1.13	0.33	2.01	—	2.34	—	16.02	6.36		1.21	1.20	1.20	1.26	319,681	27
12-31-14	18.16	0.30	•	0.50	0.80	0.31	1.42	—	1.73	—	17.23	4.25		1.21	1.21	1.21	1.71	336,350	21
12-31-13	16.44	0.29	•	2.80	3.09	0.37	1.00	—	1.37	—	18.16	19.42		1.21	1.21	1.21	1.67	385,597	21
Class S2
06-30-18	17.83	0.07	•	0.47	0.54	—	—	—	—	—	18.37	3.03		1.37	1.34	1.34	0.82	39,834	18
12-31-17	15.24	0.14	•	3.69	3.83	0.18	1.06	—	1.24	—	17.83	25.69		1.37	1.35	1.35	0.80	41,831	29
12-31-16	15.90	0.17	•	0.70	0.87	0.18	1.35	—	1.53	—	15.24	5.16		1.39	1.34	1.34	1.05	44,381	26
12-31-15	17.12	0.19	•	0.90	1.09	0.30	2.01	—	2.31	—	15.90	6.17		1.46	1.35	1.35	1.11	50,093	27
12-31-14	18.05	0.28	•	0.50	0.78	0.29	1.42	—	1.71	—	17.12	4.12		1.46	1.36	1.36	1.57	54,169	21
12-31-13	16.34	0.27	•	2.78	3.05	0.34	1.00	—	1.34	—	18.05	19.28		1.46	1.36	1.36	1.53	61,560	21
VY® T. Rowe Price Capital Appreciation Portfolio
Class ADV
06-30-18	26.53	0.12	•	0.49	0.61	—	—	—	—	—	27.14	2.30		1.24	1.24	1.24	0.89	994,800	42
12-31-17	24.54	0.19		3.36	3.55	0.25	1.31	—	1.56	—	26.53	14.72		1.24	1.24	1.24	0.78	954,071	61
12-31-16	25.27	0.24	•	1.68	1.92	0.28	2.37	—	2.65	—	24.54	7.65		1.29	1.24	1.24	0.97	778,133	69
12-31-15	28.02	0.24	•	1.14	1.38	0.28	3.85	—	4.13	—	25.27	4.85		1.39	1.24	1.24	0.89	596,730	67
12-31-14	27.68	0.27	•	2.88	3.15	0.30	2.51	—	2.81	—	28.02	11.78		1.39	1.24	1.24	0.96	457,740	72
12-31-13	24.54	0.19	•	5.00	5.19	0.24	1.81	—	2.05	—	27.68	21.75		1.39	1.24	1.24	0.72	350,643	69
Class I
06-30-18	27.64	0.21	•	0.52	0.73	—	—	—	—	—	28.37	2.64		0.64	0.64	0.64	1.49	1,294,663	42
12-31-17	25.49	0.36		3.50	3.86	0.40	1.31	—	1.71	—	27.64	15.39		0.64	0.64	0.64	1.38	1,217,289	61
12-31-16	26.12	0.40		1.75	2.15	0.41	2.37	—	2.78	—	25.49	8.31		0.64	0.64	0.64	1.55	1,084,776	69
12-31-15	28.80	0.40		1.18	1.58	0.41	3.85	—	4.26	—	26.12	5.47		0.64	0.64	0.64	1.48	1,027,480	67
12-31-14	28.34	0.43		2.99	3.42	0.45	2.51	—	2.96	—	28.80	12.46		0.64	0.64	0.64	1.55	1,049,730	72
12-31-13	25.04	0.36	•	5.12	5.48	0.37	1.81	—	2.18	—	28.34	22.49		0.64	0.64	0.64	1.31	989,583	69
Class R6
06-30-18	27.66	0.21	•	0.51	0.72	—	—	—	—	—	28.38	2.60		0.64	0.64	0.64	1.50	77,984	42
12-31-17	25.49	0.38	•	3.50	3.88	0.40	1.31	—	1.71	—	27.66	15.47		0.64	0.64	0.64	1.38	59,752	61
05-03-16(5)– 12-31-16	27.00	0.48	•	0.79	1.27	0.41	2.37	—	2.78	—	25.49	4.78		0.64	0.64	0.64	1.91	8,696	69

See Accompanying Notes to Financial Statements

18

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions								Ratios to average net assets						Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)		Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)		(%)	(%)		($000’s)	(%)
VY® T. Rowe Price Capital Appreciation Portfolio (continued)
Class S
06-30-18	27.65	0.17	•	0.52	0.69	—	—	—	—	—	28.34	2.50		0.89	0.89		0.89	1.24		3,915,155	42
12-31-17	25.50	0.31	•	3.48	3.79	0.33	1.31	—	1.64	—	27.65	15.10		0.89	0.89		0.89	1.13		4,050,729	61
12-31-16	26.13	0.34		1.74	2.08	0.34	2.37	—	2.71	—	25.50	8.05		0.89	0.89		0.89	1.30		4,074,922	69
12-31-15	28.82	0.33		1.18	1.51	0.35	3.85	—	4.20	—	26.13	5.18		0.89	0.89		0.89	1.23		4,044,261	67
12-31-14	28.36	0.37		2.97	3.34	0.37	2.51	—	2.88	—	28.82	12.20		0.89	0.89		0.89	1.30		4,122,797	72
12-31-13	25.06	0.29	•	5.12	5.41	0.30	1.81	—	2.11	—	28.36	22.20		0.89	0.89		0.89	1.05		4,002,988	69
Class S2
06-30-18	27.47	0.15	•	0.48	0.63	—	—	—	—	—	28.10	2.29		1.04	1.04		1.04	1.09		73,331	42
12-31-17	25.33	0.26	•	3.47	3.73	0.28	1.31	—	1.59	—	27.47	14.96		1.04	1.04		1.04	0.98		74,919	61
12-31-16	25.98	0.31		1.71	2.02	0.30	2.37	—	2.67	—	25.33	7.86		1.07	1.04		1.04	1.15		82,812	69
12-31-15	28.67	0.30		1.16	1.46	0.30	3.85	—	4.15	—	25.98	5.06		1.14	1.04		1.04	1.08		87,130	67
12-31-14	28.23	0.33		2.95	3.28	0.33	2.51	—	2.84	—	28.67	12.02		1.14	1.04		1.04	1.15		93,998	72
12-31-13	24.96	0.24	•	5.10	5.34	0.26	1.81	—	2.07	—	28.23	21.98		1.14	1.04		1.04	0.90		92,805	69
VY® T. Rowe Price Equity Income Portfolio
Class ADV
06-30-18	14.34	0.13	•	(0.21)	(0.08)	—	—	—	—	—	14.26	(0.56	)(b)	1.24	0.97	(c)	0.97	1.89	(d)	49,423	9
12-31-17	13.63	0.20		1.86	2.06	0.25	1.10	—	1.35	—	14.34	15.89		1.24	1.24		1.24	1.38		53,101	19
12-31-16	13.03	0.23		2.04	2.27	0.26	1.41	—	1.67	—	13.63	18.30		1.29	1.24		1.24	1.67		50,794	26
12-31-15	16.29	0.23		(1.27)	(1.04)	0.26	1.96	—	2.22	—	13.03	(7.24)		1.39	1.24		1.24	1.52		50,413	27
12-31-14	16.60	0.24		0.93	1.17	0.26	1.22	—	1.48	—	16.29	7.13		1.39	1.24		1.24	1.42		62,848	9
12-31-13	13.02	0.17		3.63	3.80	0.21	0.01	—	0.22	—	16.60	29.22		1.39	1.24		1.24	1.22		66,056	12
Class I
06-30-18	14.59	0.18	•	(0.21)	(0.03)	—	—	—	—	—	14.56	(0.21	)(b)	0.64	0.37	(c)	0.37	2.49	(d)	93,530	9
12-31-17	13.85	0.28	•	1.90	2.18	0.34	1.10	—	1.44	—	14.59	16.48		0.64	0.64		0.64	1.94		99,204	19
12-31-16	13.20	0.31	•	2.09	2.40	0.34	1.41	—	1.75	—	13.85	19.07		0.64	0.64		0.64	2.32		135,151	26
12-31-15	16.47	0.32	•	(1.28)	(0.96)	0.35	1.96	—	2.31	—	13.20	(6.65)		0.64	0.64		0.64	2.09		90,800	27
12-31-14	16.76	0.35	•	0.94	1.29	0.36	1.22	—	1.58	—	16.47	7.79		0.64	0.64		0.64	2.07		194,078	9
12-31-13	13.13	0.28	•	3.65	3.93	0.29	0.01	—	0.30	—	16.76	30.01		0.64	0.64		0.64	1.83		355,229	12
Class S
06-30-18	14.62	0.16	•	(0.21)	(0.05)	—	—	—	—	—	14.57	(0.34	)(b)	0.89	0.62	(c)	0.62	2.26	(d)	640,847	9
12-31-17	13.87	0.25	•	1.90	2.15	0.30	1.10	—	1.40	—	14.62	16.23		0.89	0.89		0.89	1.73		694,870	19
12-31-16	13.22	0.28		2.08	2.36	0.30	1.41	—	1.71	—	13.87	18.77		0.89	0.89		0.89	2.01		772,218	26
12-31-15	16.49	0.28	•	(1.28)	(1.00)	0.31	1.96	—	2.27	—	13.22	(6.90)		0.89	0.89		0.89	1.86		758,358	27
12-31-14	16.79	0.30	•	0.94	1.24	0.32	1.22	—	1.54	—	16.49	7.45		0.89	0.89		0.89	1.77		1,013,552	9
12-31-13	13.15	0.24	•	3.66	3.90	0.25	0.01	—	0.26	—	16.79	29.74		0.89	0.89		0.89	1.57		1,113,360	12
Class S2
06-30-18	14.42	0.14	•	(0.20)	(0.06)	—	—	—	—	—	14.36	(0.42	)(b)	1.04	0.77	(c)	0.77	1.95	(d)	106,533	9
12-31-17	13.70	0.23		1.87	2.10	0.28	1.10	—	1.38	—	14.42	16.07		1.04	1.04		1.04	1.58		113,247	19
12-31-16	13.08	0.25		2.06	2.31	0.28	1.41	—	1.69	—	13.70	18.59		1.07	1.04		1.04	1.86		113,380	26
12-31-15	16.35	0.25		(1.27)	(1.02)	0.29	1.96	—	2.25	—	13.08	(7.08)		1.14	1.04		1.04	1.72		111,098	27
12-31-14	16.66	0.27		0.93	1.20	0.29	1.22	—	1.51	—	16.35	7.31		1.14	1.04		1.04	1.62		131,519	9
12-31-13	13.06	0.21	•	3.63	3.84	0.23	0.01	—	0.24	—	16.66	29.49		1.14	1.04		1.04	1.42		134,882	12

See Accompanying Notes to Financial Statements

19

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions								Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)		Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(%)	($000’s)	(%)
VY® T. Rowe Price International Stock Portfolio
Class ADV
06-30-18	16.16	0.13	•	(0.53)	(0.40)	—	—	—	—	—	15.76	(2.48)		1.43	1.40	1.40	1.63	20,831	18
12-31-17	12.79	0.08		3.42	3.50	0.13	—	—	0.13	—	16.16	27.42		1.40	1.40	1.40	0.64	21,086	37
12-31-16	12.73	0.11		0.09	0.20	0.14	—	—	0.14	—	12.79	1.59		1.43	1.38	1.38	0.82	15,001	33
12-31-15	12.98	0.07	•	(0.24)	(0.17)	0.08	—	—	0.08	—	12.73	(1.36	)(e)	1.50	1.35	1.35	0.49	15,149	43
12-31-14	13.28	0.08		(0.26)	(0.18)	0.12	—	—	0.12	—	12.98	(1.43)		1.52	1.37	1.37	0.62	12,616	48
12-31-13	11.77	0.10	•	1.53	1.63	0.12	—	—	0.12	—	13.28	13.98		1.52	1.37	1.37	0.78	12,693	48
Class I
06-30-18	16.22	0.18	•	(0.54)	(0.36)	—	—	—	—	—	15.86	(2.22)		0.83	0.80	0.80	2.19	41,652	18
12-31-17	12.82	0.19	•	3.41	3.60	0.20	—	—	0.20	—	16.22	28.21		0.80	0.80	0.80	1.26	44,832	37
12-31-16	12.76	0.19		0.09	0.28	0.22	—	—	0.22	—	12.82	2.18		0.78	0.78	0.78	1.41	38,010	33
12-31-15	12.99	0.16	•	(0.24)	(0.08)	0.15	—	—	0.15	—	12.76	(0.73	)(e)	0.75	0.75	0.75	1.15	39,288	43
12-31-14	13.27	0.17		(0.27)	(0.10)	0.18	—	—	0.18	—	12.99	(0.82)		0.77	0.77	0.77	1.23	50,333	48
12-31-13	11.74	0.17	•	1.52	1.69	0.16	—	—	0.16	—	13.27	14.58		0.77	0.77	0.77	1.37	52,766	48
Class S
06-30-18	16.15	0.16	•	(0.53)	(0.37)	—	—	—	—	—	15.78	(2.29)		1.08	1.05	1.05	1.96	168,370	18
12-31-17	12.77	0.15	•	3.40	3.55	0.17	—	—	0.17	—	16.15	27.87		1.05	1.05	1.05	1.01	175,297	37
12-31-16	12.71	0.15	•	0.09	0.24	0.18	—	—	0.18	—	12.77	1.90		1.03	1.03	1.03	1.17	154,225	33
12-31-15	12.94	0.12		(0.23)	(0.11)	0.12	—	—	0.12	—	12.71	(0.94	)(e)	1.00	1.00	1.00	0.88	171,416	43
12-31-14	13.23	0.12	•	(0.26)	(0.14)	0.15	—	—	0.15	—	12.94	(1.11)		1.02	1.02	1.02	0.94	183,379	48
12-31-13	11.70	0.14	•	1.52	1.66	0.13	—	—	0.13	—	13.23	14.33		1.02	1.02	1.02	1.12	171,747	48

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by an Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)	Commencement of operations.
(a)	Excluding amounts related to a foreign currency settlement recorded in the fiscal year ended December 31, 2015, total return for JPMorgan Emerging Markets Equity would have been (16.33)%, (15.82)%, (16.00)% and (16.16)% for Classes ADV, I, S and S2, respectively.
(b)	Excluding amounts related to a securities lending settlement and a cumulative underpayment of prior years’ waivers of management fees recorded in the period ended June 30, 2018, VY(R) T. Rowe Price Equity Income Portfolio’s total returns would have been (0.71%), (0.37%), (0.49%) and (0.58%) for Class ADV, I, S and S2, respectively.
(c)	Excluding amounts related to a cumulative underpayment of prior years’ waivers of management fees recorded in the period ended June 30, 2018, VY(R) T. Rowe Price Equity Income Portfolio’s Net Expense Ratios would have been 1.25%, 0.65%, 0.90% and 1.05% for Class ADV, I, S and S2, respectively.
(d)	Excluding amounts related to a securities lending settlement and a cumulative underpayment of prior years’ waivers of management fees recorded in the period ended June 30, 2018, VY(R) T. Rowe Price Equity Income Portfolio’s Net Investment Income Ratios would have been 1.59%, 2.19%, 1.96% and 1.65% for Class ADV, I, S and S2, respectively.
(e)	Excluding amounts related to a foreign currency settlement recorded in the fiscal year ended December 31, 2015, T.Rowe Price International Stock’s total return would have been (1.44)%, (0.80)% and (1.10)% for Classes ADV, I and S, respectively.
•	Calculated using average number of shares outstanding throughout the year or period.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” or the “Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust consists of twenty-four active separate investment series. The eight series (each a “Portfolio” and collectively, the “Portfolios”) included in this report are: Voya Government Liquid Assets Portfolio (“Government Liquid Assets”), VY® Clarion Global Real Estate Portfolio (“Clarion Global Real Estate”), VY® Invesco Growth and Income Portfolio (“Invesco Growth and Income”), VY® JPMorgan Emerging Markets Equity Portfolio (“JPMorgan Emerging Markets Equity”), VY® Morgan Stanley Global Franchise Portfolio (“Morgan Stanley Global Franchise”), VY® T. Rowe Price Capital Appreciation Portfolio (“T. Rowe Price Capital Appreciation”), VY® T. Rowe Price Equity Income Portfolio (“T. Rowe Price Equity Income”), and VY® T. Rowe Price International Stock Portfolio (“T. Rowe Price International Stock”). All of the Portfolios are diversified except for Morgan Stanley Global Franchise, which is a non-diversified Portfolio of the Trust. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

The classes of shares included in this report are: Adviser (“Class ADV”), Institutional (“Class I”), Class R6, Service (“Class S”) and Service 2 (“Class S2”); however, each Portfolio may not offer all share classes. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to Government Liquid Assets. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A.  Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio, (except Government Liquid Assets), is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask

21

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

22

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Government Liquid Assets uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of Government Liquid Assets, there can be no assurance that the Portfolio’s NAV can be maintained at $1.00 per share.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-advisers’ or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included following the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between levels of the Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B.  Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method. Clarion Global Real Estate estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of cost of the related investments. If Clarion Global Real Estate no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

23

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

D.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. For Government Liquid Assets, dividends from net investment income, if any, are declared daily and paid monthly and dividends from net capital gain distributions, at least annually. For all other Portfolios, dividends from net investment income and net capital gain distributions, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E.  Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F.  Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.  Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is

24

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, market interest rates in the United States are at or near historic lows, which may increase a Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union is (and other countries outside of the European Union are) implementing similar requirements, which will affect a Portfolio when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear. Central clearing is expected to reduce counterparty risk and increase liquidity, however, there is no assurance that it will achieve that result, and in the meantime, central clearing and related requirements expose a Portfolio to new kinds of costs and risks.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio enters into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

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NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of June 30, 2018, the maximum amount of loss that Invesco Growth and Income and T. Rowe Price International Stock would incur if its counterparties failed to perform would be $581,807 and $24,477, respectively, which represents the gross payments to be received on open forward foreign currency contracts were they to be unwound as of June 30, 2018. There was no collateral pledged by any counterparty at June 30, 2018 to any Portfolio.

Certain Portfolios have entered into derivative contracts that contain credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and its derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

As of June 30, 2018 Invesco Growth and Income and T. Rowe Price Capital Appreciation had a liability position of $1,423 and $31,669,387, respectively, on open forward foreign currency contracts and open OTC written options. If a contingent feature would have been triggered as of June 30, 2018, the Portfolio’s could have been required to pay these amounts in cash to its counterparties. There was no collateral pledged by any Portfolio as of June 30, 2018.

At June 30, 2018, Clarion Global Real Estate had not entered into any Master Agreements.

H.  Participatory Notes. JPMorgan Emerging Markets Equity may invest up to 10% of its assets in participatory notes (“P-Notes”). P-Notes are a type of promissory note and are designed to offer a return linked to the performance of a particular underlying equity security or market. P-Notes are issued by banks or broker-dealers and allow the Portfolio to gain exposure to common stocks in markets where direct investment is not allowed. Income received from P-Notes is recorded as dividend income in the Statements of Operations. P-Notes may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract. These securities may be more volatile and less liquid than other investments held by the Portfolio.

I.  Forward Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.

During the period ended June 30, 2018, the following Portfolios had average contract amounts on forward foreign currency contracts purchased and sold as disclosed below. The Portfolios use forward foreign currency contracts primarily to protect its non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables following each respective Portfolio of Investments for open forward currency contracts at June 30, 2018. There were no open forward foreign currency contracts at June 30, 2018 for Morgan Stanley Global Franchise, T. Rowe Price Capital Appreciation and T. Rowe Price Equity Income.

	Purchased	Sold
Clarion Global Real Estate	$34,623	$269,118
Invesco Growth and Income	23,732,066	59,788,000
Morgan Stanley Global Franchise	—	235,406
T. Rowe Price Capital Appreciation	—	3,012,678
T. Rowe Price Equity Income	—	104,165
T. Rowe Price International Stock	25,599	3,142,579

Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated

26

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio’s assets are valued.

Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments, if any. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2018, T. Rowe Price Equity Income had purchased futures contracts on various equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended June 30, 2018, T. Rowe Price Equity Income had average notional values on futures contracts purchased of $897,708. There were no open futures contracts at June 30, 2018 for any Portfolio.

J.  Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and covered call options. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the proceeds of the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as an asset and equivalent liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the period ended June 30, 2018, T. Rowe Price Capital Appreciation had purchased and written equity options to gain additional exposure to equity risk and to generate income. Please refer to the tables following the Portfolio of Investments for open written equity options at June 30, 2018. There were no open purchased equity options at June 30, 2018.

Please refer to Note 9 for the volume of purchased and written option activity during the period ended June 30, 2018 for T. Rowe Price Capital Appreciation.

K.  Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive

27

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreement, plus accrued interest, being invested by a Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and may incur disposition costs in liquidating the collateral.

Repurchase agreements are entered into by the Portfolios under Master Repurchase Agreements (“MRA”) which permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the respective Portfolio. Please refer to the table following the Portfolio of Investments for Government Liquid Assets for open repurchase agreements subject to the MRA on a net basis at June 30, 2018.

L.  Securities Lending. Each Portfolio may temporarily loan up to 33-1/3% (except for JPMorgan Emerging Markets Equity which may temporarily loan up to 30%) of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

M.  Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

N.  Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended June 30, 2018, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities, were as follows:

	Purchases	Sales
Clarion Global Real Estate	$188,466,313	$204,991,660
Invesco Growth and Income	82,695,496	114,669,945
JPMorgan Emerging Markets Equity	64,678,444	90,090,083
Morgan Stanley Global Franchise	71,360,613	101,593,932
T. Rowe Price Capital Appreciation	2,426,015,299	2,310,399,225
T. Rowe Price Equity Income	84,253,949	138,469,730
T. Rowe Price International Stock	43,513,901	44,973,256

U.S. government securities not included above were as follows:

	Purchases	Sales
T. Rowe Price Capital Appreciation	$382,749,733	$243,208,506

NOTE 4 — INVESTMENT MANAGEMENT FEES

Clarion Global Real Estate and T. Rowe Price International Stock have entered into investment management agreements (“Management Agreements”) with the

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NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Each Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
Clarion Global Real Estate	0.90% on the first $250 million; 0.875% on the next $250 million; 0.80% on the amount in excess of $500 million
T. Rowe Price International Stock	0.64% on the first $4 billion; 0.63% on the amount in excess of $4 billion

With the exception of the Portfolios in the table above, the Investment Adviser provides the Portfolios with advisory and administrative services under a management agreement (the “Unified Agreement”). Under the Unified Agreement, the Investment Adviser has overall responsibility for engaging sub-advisers and for monitoring and evaluating the management of the assets of each Portfolio. Sub-advisers have full investment discretion and make all determinations with respect to the investment of a Portfolio’s assets and the purchase and sale of portfolio securities and other investments. Pursuant to this Unified Agreement, the Investment Adviser is also responsible for providing or procuring, at the Investment Adviser’s expense, the services reasonably necessary for the ordinary operation of each Portfolio, including, among other things, custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. As compensation for its services under the Unified Agreement, the Trust pays the Investment Adviser a monthly fee (a “Unified Fee”) based on the following annual rates of the average daily net assets of the Portfolios:

Portfolio	Fee
Government Liquid Assets(1)	0.35% on the first $200 million;
0.30% on the next $300 million;
0.25% on the amount in excess of $500 million
JPMorgan Emerging Markets Equity	1.25%
Morgan Stanley Global Franchise	1.00% on the first $250 million;
0.90% on the next $250 million;
0.75% on the amount in excess of $500 million
Invesco Growth and Income,	0.75% first $750 million;
T. Rowe Price Capital	0.70% on the next $1.25 billion;
Appreciation, and	0.65% on the next $1.5 billion;
T. Rowe Price Equity Income(2)	0.60% on the amount in excess of $3.5 billion

(1)	The assets of Government Liquid Assets are aggregated with those of Voya Limited Maturity Bond Portfolio, which is not included in this report, to determine the Unified Fee applicable to the Portfolio.

(2)	The assets of these Portfolios are aggregated with those of VY® Clarion Real Estate Portfolio, which is not included in this report, to determine the Unified Fee applicable to each respective Portfolio.

The Investment Adviser has contractually agreed to waive a portion of the management fee for Clarion Global Real Estate(3), Morgan Stanley Global Franchise and T. Rowe Price Equity Income(4). For Clarion Global Real Estate and Morgan Stanley Global Franchise, the waivers were effective in connection with a sub-advisory fee reduction that occurred on May 1, 2009 and July 1, 2015, respectively. The waivers are calculated as follows: Waiver = 50% x (former sub-advisory fee rate minus new sub-advisory fee rate) x average daily net assets as of the calculation date. For Clarion Global Real Estate and Morgan Stanley Global Franchise, the Investment Adviser waived $13,294 and $49,863, respectively, for the period ended June 30, 2018. Termination or modification of these obligations requires approval by the Board.

For T. Rowe Price Equity Income, the Investment Adviser waived $1,276,451 for the six months ended June 30, 2018. Included in this waived amount was a payment by the Investment Adviser of $1,210,842, which represented the cumulative underpayment of such waived amounts in prior years due to a calculation error.

The sub-advisory fee for JPMorgan Emerging Markets Equity was reduced on June 1, 2017. In conjunction with the sub-advisory fee reduction, the Investment Adviser has contractually agreed to waive a portion of the management fee by the same amount. For the period ended June 30, 2018, the Investment Adviser waived $3,640 in management fees for the Portfolio. Termination or modification of these obligations requires approval by the Board.

The Investment Adviser has entered into a sub-advisory agreement with each respective sub-adviser. These sub-advisers provide investment advice for certain Portfolios and are paid by the Investment Adviser based on the average daily net assets of the respective Portfolios. Subject to such policies as the Board or Investment Adviser may determine, the sub-advisers manage each respective Portfolio’s assets in accordance with the Portfolio’s

29

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

investment objectives, policies, and limitations. The sub-advisers of the Portfolios are as follows (*denotes an affiliated sub-adviser):

Portfolio	Sub-Adviser
Government Liquid Assets	Voya Investment Management Co. LLC*
Clarion Global Real Estate	CBRE Clarion Securities LLC
Invesco Growth and Income	Invesco Advisers, Inc.
JPMorgan Emerging Markets Equity	J.P. Morgan Investment Management Inc.
Morgan Stanley Global Franchise	Morgan Stanley Investment Management Inc.
T. Rowe Price Capital Appreciation	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income	T. Rowe Price Associates, Inc.
T. Rowe Price International Stock	T. Rowe Price Associates, Inc.

(3)	The waiver for Clarion Global Real Estate is limited to an annual 50% of the savings based on the Portfolio’s assets as of May 1, 2009.

(4)	The waiver for T. Rowe Price Equity Income is based on the total savings in excess of $500,000 as a result of the aggregated sub-advisory fee schedules of T. Rowe Price Equity Income and VY® T. Rowe Price Growth Equity Portfolio, which is not included in this report. The aggregated amount of savings is allocated to the two Portfolios pro rata based on each Portfolio’s contribution to the amount saved.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a shareholder service plan (the “Plan”) for each Portfolio that offers Class S and Class S2 shares. The Plan compensates the Distributor for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S and Class S2 shares. Under the Plan, each Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S and Class S2 shares, respectively. Each Portfolio that offers Class S2 shares has entered into a distribution plan (the “Class S2 Plan”) with the Distributor on behalf of the Class S2 shares of the Portfolio. The Class S2 Plan provides that the Class S2 shares shall pay a distribution fee for distribution services, including payments to the Distributor at an annual rate of 0.15% of the average daily net assets attributable to Class S2 shares.

Each Portfolio that offers Class ADV shares has a shareholder service and distribution plan. Class ADV shares pay a service fee of 0.25% and a distribution fee of 0.35% of each Portfolio’s average daily net assets attributable to Class ADV shares.

The Distributor and the Investment Adviser have contractually agreed to waive a portion of their distribution and/or shareholder servicing fees and management fees, as applicable, and to reimburse certain expenses to the extent necessary to assist Government Liquid Assets in maintaining a yield of not less than zero. There is no guarantee that the Portfolio will maintain such a yield. Management fees waived or expenses reimbursed are subject to possible recoupment by the Investment Adviser, as applicable, within three years subject to certain restrictions. In no event will the amount of the recoupment on any day exceed 20% of the yield (net of all expenses) of the Portfolio on that day. Distribution and shareholder servicing fees waived are not subject to recoupment. For the period ended June 30, 2018, there were no waivers necessary to assist the Portfolio in maintaining a yield of not less than zero. Termination or modification of this obligation requires approval by the Board. Please note that these waivers or reimbursements are in addition to existing contractual expense limitations, if any.

As of June 30, 2018, the amounts of waived fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

	June 30,
	2019	2020	2021	Total
Government Liquid Assets	$297,510	$—	$—	$297,510

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2018, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage
ReliaStar Life Insurance Company	T. Rowe Price International Stock	12.74%
Security Life of Denver Insurance Company	JPMorgan Emerging Markets Equity	7.04
Voya Institutional Trust Company	Government Liquid Assets	45.37
	Clarion Global Real Estate	9.49
	JPMorgan Emerging Markets Equity	9.12
	Morgan Stanley Global Franchise	21.78
	T. Rowe Price Capital Appreciation	24.34
	T. Rowe Price Equity Income	17.15
	T. Rowe Price International Stock	9.02
Voya Insurance and Annuity Company	Government Liquid Assets	44.34
	Clarion Global Real Estate	22.76
	Invesco Growth and Income	70.61
	JPMorgan Emerging Markets Equity	61.70
	Morgan Stanley Global Franchise	76.87
	T. Rowe Price Capital Appreciation	38.90
	T. Rowe Price Equity Income	53.42
	T. Rowe Price International Stock	63.19

30

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Subsidiary	Portfolio	Percentage
Voya Retirement Insurance and Annuity Company	Clarion Global Real Estate	28.46%
	Invesco Growth and Income	16.95
	JPMorgan Emerging Markets Equity	15.40
	T. Rowe Price Capital Appreciation	28.40
	T. Rowe Price Equity Income	22.23
	T. Rowe Price International Stock	8.12

Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.

The Investment Adviser may direct the Portfolios’ sub-advisers to use their best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into written expense limitation agreements (“Expense Limitation Agreements”) with the below Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

Portfolio	Class ADV	Class I	Class S	Class S2
Clarion Global Real Estate	1.50%	0.90%	1.15%	1.30%
T. Rowe Price International Stock	1.40%	0.80%	1.05%	N/A

The Investment Adviser may, at a later date, recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2018, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

	June 30,
	2019	2020	2021	Total
Clarion Global Real Estate	$214,624	$191,234	$276,451	$682,309
T. Rowe. Price International Stock	—	—	36,844	36,844

The Expense Limitation Agreements are contractual through May 1, 2019, and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective May 18, 2018, each Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through May 17, 2019. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 18, 2018, the predecessor line of credit was for an aggregate amount of $400,000,000 and paid a commitment fee equal to 0.15% through May 18, 2018.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

31

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 8 — LINE OF CREDIT (continued)

The below Portfolios utilized the line of credit during the period ended June 30, 2018 as follows:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Clarion Global Real Estate	5	$1,305,600	2.70%
JPMorgan Emerging Markets Equity	29	1,474,690	2.78
T. Rowe Price Capital Appreciation	3	45,525,000	2.49

At June 30, 2018, JPMorgan Emerging Markets Equity had an outstanding balance of $1,551,000.

NOTE 9 — PURCHASED AND WRITTEN OPTIONS

Transactions in purchased options on securities for T. Rowe Price Capital Appreciation during the period ended June 30, 2018 were as follows:

	Number of Contracts	Cost
Balance at 12/31/2017	21,564	$3,169,160
Options Terminated in Closing Sell Transactions	(14,184)	(2,115,714)
Options Expired	(7,380)	(1,053,446)
Balance at 6/30/2018	—	$—

Transactions in written options on securities for T. Rowe Price Capital Appreciation during the period ended June 30, 2018 were as follows:

	Number of Contracts	Premiums Received
Balance at 12/31/2017	38,853	$18,867,828
Options Written	48,482	24,029,374
Options Terminated in Closing Purchase Transactions	(14,418)	(5,429,912)
Options Expired	(27,178)	(13,149,053)
Balance at 6/30/2018	45,739	$24,318,237

NOTE 10 — CAPITAL SHARES TRANSACTIONS

Transactions in capital shares and dollars were as follows:

Year or	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Government Liquid Assets
Class I
6/30/2018	16,650,040	—	344,813	(16,762,200)	232,653	16,650,040	—	344,813	(16,762,201)	232,652
12/31/2017	16,222,408	—	360,826	(32,024,458)	(15,441,224)	16,222,407	—	360,826	(32,024,458)	(15,441,225)
Class S
6/30/2018	36,835,268	—	1,969,688	(67,448,116)	(28,643,160)	36,835,268	—	1,969,686	(67,448,116)	(28,643,162)
12/31/2017	75,387,463	—	1,705,378	(192,355,933)	(115,263,092)	75,387,463	—	1,705,379	(192,355,932)	(115,263,090)
Class S2
6/30/2018	54,298,437	—	1,653,790	(69,108,889)	(13,156,662)	54,298,437	—	1,653,793	(69,108,888)	(13,156,658)
12/31/2017	59,828,231	—	1,053,867	(118,853,862)	(57,971,764)	59,828,230	—	1,053,867	(118,853,862)	(57,971,765)
Clarion Global Real Estate
Class ADV
6/30/2018	60,877	—	—	(260,121)	(199,244)	720,802	—	—	(3,058,113)	(2,337,311)
12/31/2017	146,530	—	66,518	(613,815)	(400,767)	1,691,118	—	765,121	(7,209,022)	(4,752,783)
Class I
6/30/2018	569,757	—	—	(1,600,920)	(1,031,163)	6,958,228	—	—	(19,325,332)	(12,367,104)
12/31/2017	1,305,231	—	580,978	(2,790,620)	(904,411)	15,693,039	—	6,839,586	(33,481,937)	(10,949,312)
Class S
6/30/2018	177,762	—	—	(787,791)	(610,029)	2,173,616	—	—	(9,442,045)	(7,268,429)
12/31/2017	443,695	—	353,515	(2,245,480)	(1,448,270)	5,247,498	—	4,147,589	(26,784,490)	(17,389,403)
Class S2
6/30/2018	598	—	—	(5,290)	(4,692)	7,206	—	—	(64,294)	(57,088)
12/31/2017	4,091	—	3,131	(18,682)	(11,460)	48,643	—	37,010	(226,134)	(140,481)
Invesco Growth and Income
Class ADV
6/30/2018	29,053	—	—	(71,406)	(42,353)	814,316	—	—	(2,005,168)	(1,190,852)
12/31/2017	161,818	—	57,906	(125,613)	94,111	4,377,185	—	1,502,657	(3,376,265)	2,503,577
Class I
6/30/2018	65,302	—	—	(97,560)	(32,258)	1,875,708	—	—	(2,769,670)	(893,962)
12/31/2017	250,925	—	89,659	(190,359)	150,225	6,861,132	—	2,344,580	(5,221,583)	3,984,129

32

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES TRANSACTIONS (continued)

Year or	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Invesco Growth and Income (continued)
Class S
6/30/2018	154,709	—	—	(1,405,520)	(1,250,811)	4,452,362	—	—	(40,333,124)	(35,880,762)
12/31/2017	974,271	—	1,336,139	(4,391,063)	(2,080,653)	26,435,336	—	35,220,633	(120,606,341)	(58,950,372)
Class S2
6/30/2018	13,086	—	—	(54,078)	(40,992)	371,502	—	—	(1,536,564)	(1,165,062)
12/31/2017	41,240	—	101,107	(406,024)	(263,677)	1,099,693	—	2,644,961	(11,013,316)	(7,268,662)
JPMorgan Emerging Markets Equity
Class ADV
6/30/2018	207,881	—	—	(317,025)	(109,144)	4,366,551	—	—	(6,386,444)	(2,019,893)
12/31/2017	673,108	—	6,463	(383,420)	296,151	12,034,874	—	118,673	(6,841,777)	5,311,770
Class I
6/30/2018	392,857	—	—	(549,601)	(156,744)	8,463,213	—	—	(11,553,749)	(3,090,536)
12/31/2017	823,913	—	24,440	(1,201,356)	(353,003)	15,247,952	—	469,499	(21,575,370)	(5,857,919)
Class S
6/30/2018	711,215	—	—	(2,446,247)	(1,735,032)	15,488,524	—	—	(52,016,422)	(36,527,898)
12/31/2017	2,004,406	—	102,981	(5,008,893)	(2,901,506)	36,668,752	—	1,968,991	(93,554,363)	(54,916,620)
Class S2
6/30/2018	15,483	—	—	(54,945)	(39,462)	332,744	—	—	(1,174,704)	(841,960)
12/31/2017	28,761	—	2,376	(300,754)	(269,617)	516,020	—	44,978	(5,577,591)	(5,016,593)
Morgan Stanley Global Franchise
Class ADV
6/30/2018	117,903	—	—	(360,959)	(243,056)	2,008,230	—	—	(6,129,938)	(4,121,708)
12/31/2017	465,069	—	354,290	(606,687)	212,672	7,387,674	—	5,640,299	(9,700,057)	3,327,916
Class R6
6/30/2018	2,699	—	—	(19)	2,680	48,064	—	—	(338)	47,726
12/31/2017	197	—	206	(1,150)	(747)	3,333	—	3,464	(19,136)	(12,339)
Class S
6/30/2018	49,094	—	—	(1,258,482)	(1,209,388)	895,838	—	—	(22,710,247)	(21,814,409)
12/31/2017	231,100	—	1,305,521	(5,356,908)	(3,820,287)	4,050,249	—	21,958,862	(90,506,719)	(64,497,608)
Class S2
6/30/2018	16,240	—	—	(195,047)	(178,807)	287,432	—	—	(3,475,555)	(3,188,123)
12/31/2017	50,501	—	198,886	(815,569)	(566,182)	839,397	—	3,321,398	(13,802,706)	(9,641,911)
T. Rowe Price Capital Appreciation
Class ADV
6/30/2018	1,395,410	—	—	(709,148)	686,262	37,554,317	—	—	(19,059,049)	18,495,268
12/31/2017	3,635,034	—	2,037,058	(1,422,366)	4,249,726	94,401,437	—	52,256,758	(37,051,641)	109,606,554
Class I
6/30/2018	4,441,814	—	—	(2,839,306)	1,602,508	124,671,242	—	—	(79,657,187)	45,014,055
12/31/2017	6,317,704	—	2,674,886	(7,520,674)	1,471,916	171,509,750	—	71,847,793	(200,420,950)	42,936,593
Class R6
6/30/2018	713,020	—	—	(125,817)	587,203	20,008,474	—	—	(3,512,237)	16,496,237
12/31/2017	1,985,032	—	92,868	(258,391)	1,819,509	53,769,846	—	2,503,013	(6,856,066)	49,416,793
Class S
6/30/2018	1,272,445	—	—	(9,623,166)	(8,350,721)	35,646,429	—	—	(270,284,957)	(234,638,528)
12/31/2017	3,799,042	—	9,100,498	(26,247,427)	(13,347,887)	102,309,607	—	243,791,036	(711,323,546)	(365,222,903)
Class S2
6/30/2018	64,806	—	—	(182,709)	(117,903)	1,803,754	—	—	(5,104,966)	(3,301,212)
12/31/2017	127,771	—	177,518	(847,250)	(541,961)	3,408,006	—	4,712,248	(22,730,496)	(14,610,242)
T. Rowe Price Equity Income
Class ADV
6/30/2018	87,012	—	—	(325,012)	(238,000)	1,253,133	—	—	(4,675,147)	(3,422,014)
12/31/2017	379,275	—	354,603	(756,035)	(22,157)	5,290,218	—	4,791,853	(10,539,452)	(457,381)
Class I
6/30/2018	301,036	—	—	(674,421)	(373,385)	4,469,274	—	—	(9,858,781)	(5,389,507)
12/31/2017	753,643	—	674,616	(4,391,037)	(2,962,778)	10,605,116	—	9,335,713	(62,952,711)	(43,011,882)
Class S
6/30/2018	456,196	—	—	(3,991,677)	(3,535,481)	6,763,491	—	—	(58,852,461)	(52,088,970)
12/31/2017	1,688,360	—	4,991,842	(14,833,067)	(8,152,865)	23,938,452	—	68,926,776	(210,540,844)	(117,675,616)
Class S2
6/30/2018	47,844	—	—	(481,023)	(433,179)	696,668	—	—	(6,928,181)	(6,231,513)
12/31/2017	124,902	—	780,948	(1,328,300)	(422,450)	1,751,998	—	10,632,040	(18,673,847)	(6,289,809)

33

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES TRANSACTIONS (continued)

Year or	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
period ended	#	#	#	#	#	($)	($)	($)	($)	($)
T. Rowe Price International Stock
Class ADV
6/30/2018	106,115	—	—	(89,078)	17,037	1,725,938	—	—	(1,446,810)	279,128
12/31/2017	261,274	—	10,236	(139,563)	131,947	3,896,445	—	155,999	(2,046,173)	2,006,271
Class I
6/30/2018	33,822	—	—	(172,295)	(138,473)	547,318	—	—	(2,819,530)	(2,272,212)
12/31/2017	110,064	—	38,168	(348,874)	(200,642)	1,635,856	—	582,062	(5,235,925)	(3,018,007)
Class S
6/30/2018	421,166	—	—	(603,153)	(181,987)	6,832,700	—	—	(9,771,760)	(2,939,060)
12/31/2017	1,787,130	—	128,776	(3,139,122)	(1,223,216)	26,056,982	—	1,957,392	(46,754,777)	(18,740,403)

NOTE 11 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements.

The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the U.S. Treasury; U.S. government or any agency, instrumentality or authority of the U.S. government. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Securities Lending Collateral.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

The following tables represent a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2018:

Clarion Global Real Estate
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Goldman, Sachs & Co. LLC	$992,537	$(992,537)	$—
HSBC Bank PLC	2,142,857	(2,142,857)	—
Merrill Lynch International	1,156,965	(1,156,965)	—
Morgan Stanley & Co. LLC	314,670	(314,670)	—
Nomura International PLC	121,356	(121,356)	—
Nomura Securities International, Inc.	1,554,701	(1,554,701)	—
Total	$6,283,086	$(6,283,086)	$—

(1)	Collateral with a fair value of $6,571,654 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Invesco Growth and Income
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Securities Corp.	$2,380,748	$(2,380,748)	$—
Mizuho Securities USA LLC.	1,969,713	(1,969,713)	—
Morgan Stanley & Co. LLC	2,679,338	(2,679,338)	—
Total	$7,029,799	$(7,029,799)	$—

(1)	Collateral with a fair value of $7,199,006 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

JPMorgan Emerging Markets Equity
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Goldman, Sachs & Co. LLC	$1,046,325	$(1,046,325)	$—
Total	$1,046,325	$(1,046,325)	$—

(1)	Collateral with a fair value of $1,100,526 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

34

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 11 — SECURITIES LENDING (continued)

T Rowe Price Capital Appreciation
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas	$113,072,363	$(113,072,363)	$—
Barclays Bank PLC	6,512,014	(6,512,014)	—
Barclays Capital Inc.	3,803,929	(3,803,929)	—
Citigroup Global Markets Inc.	3,235,925	(3,235,925)	—
Credit Suisse Securities (Europe) Limited	963,904	(963,904)	—
Credit Suisse Securities (USA) LLC	1,242,574	(1,242,574)	—
Goldman, Sachs & Co. LLC	3,208,797	(3,208,797)	—
HSBC Bank PLC	18,412,768	(18,412,768)	—
Industrial And Commercial Bank Of China	39,557	(39,557)	—
J.P. Morgan Securities LLC	3,117,280	(3,117,280)	—
JP Morgan Securities, Plc.	1,001,979	(1,001,979)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	1,057,692	(1,057,692)	—
Merrill Lynch International	8,216,230	(8,216,230)	—
Mizuho Securities USA LLC.	10,385	(10,385)	—
Morgan Stanley & Co. LLC	1,007,679	(1,007,679)	—
National Financial Services LLC	1,536,195	(1,536,195)	—
Nomura International PLC	9,518,803	(9,518,803)	—
Nomura Securities International, Inc.	2,094,319	(2,094,319)	—
SG Americas Securities, LLC	157,571	(157,571)	—
Scotia Capital (USA) INC	300,542	(300,542)	—
Societe Generale	4,809,501	(4,809,501)	—
TD PRIME SERVICES LLC	10,442,325	(10,442,325)	—
UBS Securities LLC.	9,658,742	(9,658,742)	—
Wells Fargo Securities LLC	4,665,046	(4,665,046)	—
Total	$208,086,120	$(208,086,120)	$—

(1)	Collateral with a fair value of $212,438,044 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

T Rowe Price Equity Income
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citigroup Global Markets Inc.	$944,910	$(944,910)	$—
J.P. Morgan Securities LLC	20,367	(20,367)	—
MUFG Securities Americas Inc.	51,120	(51,120)	—
Mizuho Securities USA LLC.	15,408	(15,408)	—
Morgan Stanley & Co. LLC	3,835,276	(3,835,276)	—
Nomura Securities International, Inc.	135,900	(135,900)	—
RBC Capital Markets, LLC	15,408	(15,408)	—
Total	$5,018,389	$(5,018,389)	$—

(1)	Collateral with a fair value of $5,168,543 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

T Rowe Price International Stock
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$81,293	$(81,293)	$—
Credit Suisse Securities (Europe) Limited	380,184	(380,184)	—
J.P. Morgan Securities LLC	1,249,333	(1,249,333)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	165,545	(165,545)	—
Total	$1,876,355	$(1,876,355)	$—

(1)	Collateral with a fair value of $1,987,503 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — UNFUNDED LOAN COMMITMENTS

Certain Portfolios may enter in credit agreements, all or a portion of which may be unfunded. The Portfolios are obligated to fund these loan commitments at the borrower’s discretion. Funded portions of the credit agreements are presented in the Portfolio of Investments. At June 30, 2018, T. Rowe Price Capital Appreciation had the following unfunded loan commitments:

Loan	Unfunded Commitments	Unrealized Appreciation and Depreciation at 6/30/18*
Eagleclaw Midstream	$430,000	$1,029
CCC Information Services	1,345,000	(8,142)
Hub International Holdings	6,800,000	(12,172)
Kronos Inc	1,560,000	1,758
Trans Union LLC	19,705,000	23,070
	$29,840,000	$5,543

*	Unfunded loan commitments are marked to market daily and any unrealized appreciation or depreciation is included in the Portfolio’s Statement of Assets and Liabilities and Statement of Operations.

NOTE 13 — SECURITIES LENDING SETTLEMENT

In February 2018, Voya Investments and Directed Services LLC (collectively, the “Respondent”) entered into a settlement agreement (the “Settlement”) with the Securities and Exchange Commission related to certain securities lending practices employed within various insurance-dedicated Voya mutual funds. The Respondent paid disgorgement, prejudgment interest and a civil money penalty of $3,647,469, including payments to the impacted mutual funds totaling $2,024,355. During the six-month period ended June 30, 2018, the T. Rowe Price Equity Income Portfolio received a payment of $107,986 related to the Settlement and such amount is recorded in Settlement Income in the accompanying Statement of Operations.

35

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 14 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, income from passive foreign investment companies (PFICs), wash sale deferrals and the expiration of capital loss carryforwards. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
	Ordinary Income	Ordinary Income	Long-term Capital Gains
Government Liquid Assets	$3,968,292	$3,120,072	$—
Clarion Global Real Estate	—	11,789,306	—
Invesco Growth and Income	—	11,398,527	30,314,304
JPMorgan Emerging Markets Equity	—	2,602,141	—
Morgan Stanley Global Franchise	—	5,410,095	25,513,928
T. Rowe Price Capital Appreciation	—	82,483,989	292,626,859
T. Rowe Price Equity Income	—	19,343,945	74,342,437
T. Rowe Price International Stock	—	2,695,453	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2017 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the “Act”) provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Portfolios’ pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.

	Undistributed	Undistributed	Unrealized	Capital Loss Carryforwards
	Ordinary Income	Long-term Capital Gains	Appreciation/ (Depreciation)	Amount	Character	Expiration
Government Liquid Assets	$5,340	$—	$—	$—	—	—
Clarion Global Real Estate	15,457,377	—	48,803,621	(9,567,152)	Short-term	2018
Invesco Growth and Income	7,049,518	57,361,291	146,425,832	(2,123,155)	Long-term	None
JPMorgan Emerging Markets Equity	3,092,920	—	200,633,271	(6,333,580)	Long-term	None
Morgan Stanley Global Franchise	4,845,885	55,873,740	96,849,272	—	—	—
T. Rowe Price Capital Appreciation	132,192,353	343,057,627	796,480,707	—	—	—
T. Rowe Price Equity Income	5,646,296	131,910,686	232,220,983	(162,382)*	Short-term	2018
T. Rowe Price International Stock	3,915,460	—	43,147,887	—	—	—

*	Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code. Amounts and years of expiration may be adjusted to reflect future gain/loss activity to comply with the limitation rules.

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.

As of June 30, 2018, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2013.

36

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 15 — LITIGATION

On September 24, 2012, T. Rowe Price Equity Income (the “Subject Fund”), was officially served and included as a defendant in the matter of Official Committee of Unsecured Creditors of the Tribune Company v. FitzSimons, et al., (the “FitzSimons Action”). The FitzSimons Action arises from the Tribune Company Chapter 11 bankruptcy proceedings. In the FitzSimons Action, the plaintiff (a litigation trustee appointed by the bankruptcy court) (the “FitzSimons Plaintiff”) alleges that the Tribune Company acted with actual intent to defraud its creditors when it redeemed its shares from shareholders as part of a leveraged buy-out (“LBO”) through which it converted to a privately-held company in 2007, and that those share transfers must now be unwound. To succeed on this claim, the FitzSimons Plaintiff must prove that the Tribune Company — not the Subject Fund — acted with actual fraudulent intent when it redeemed its shares. With regard to the Subject Fund, the FitzSimons Plaintiff need only show that the Subject Fund tendered its shares as part of the LBO and not on the open market. The Subject Fund’s lack of fraudulent intent in tendering its shares is not a defense to the FitzSimons Plaintiff’s actual fraud claim.

In addition to the FitzSimons Action, various additional actions, which also included the Subject Fund as a defendant, stemming from the same facts and circumstances underlying the FitzSimons Action, were filed in multiple U.S. District Courts (collectively, the “State Law Constructive Fraudulent Transfer Cases”). The plaintiffs (the “State Law Plaintiffs”) in the State Law Constructive Fraudulent Transfer Cases allege that these same share redemptions that were part of the LBO were constructively, as opposed to actually, fraudulent. Specifically, the suits assert that the LBO rendered the Tribune Company insolvent, that there was not reasonably equivalent value for the redemptions, and therefore the redemptions are voidable under constructive fraudulent transfer law.

Procedural History of the State Law Constructive Fraudulent Transfer Cases

A motion was filed with the Multidistrict Litigation (“MDL”) Panel to consolidate the State Law Constructive Fraudulent Transfer Cases for purposes of all pretrial proceedings. On December 19, 2011, the MDL Panel ordered the State Law Constructive Fraudulent Transfer Cases be transferred to the United States District Court for the Southern District of New York (the “District Court”).

On November 6, 2012, the shareholder defendants (including the Subject Fund) submitted a threshold motion to dismiss the State Law Constructive Fraudulent Transfer Cases, which was granted on September 23, 2013. On December 20, 2013, the State Law Plaintiffs appealed the District Court’s decision on the motion to dismiss to the Second Circuit Court of Appeals (the “Second Circuit”). The Second Circuit affirmed the dismissal on March 24, 2016. In reaching its determination, the Second Circuit held that section 546(e) of the Bankruptcy Code barred the State Law Plaintiffs’ claims, finding that the claims were preempted because they conflict with the purpose of section 546(e). On April 12, 2016, the State Law Plaintiffs moved for rehearing en banc in the Second Circuit. On July 22, 2016, the Second Circuit denied the State Law Plaintiffs’ motion and the State Law Plaintiffs filed a petition for a writ of certiorari in the Supreme Court on September 9, 2016. The shareholder defendants filed their opposition to the petition on October 24, 2016, to which the State Law Plaintiffs filed a reply on November 4, 2016.

On April 3, 2018, the Supreme Court issued a “statement” from two justices announcing that consideration of the State Law Plaintiffs’ certiorari petition would be deferred for an undetermined period of time to “allow” the Second Circuit or the District Court to consider, among other things, whether the Second Circuit’s March 2016 decision should be vacated in light of the Supreme Court’s recent decision in Merit Management Group v. FTI Consulting. On April 10, 2018, the State Law Plaintiffs filed a motion in the Second Circuit asking the Court to vacate its prior decision and remand to the District Court for further proceedings. The shareholder defendants filed an opposition to the motion on April 20, 2018. On April 27, 2018, the State Law Plaintiffs filed a reply in support of their motion. On May 15, 2018, the Second Circuit entered an order recalling the mandate “in anticipation of further panel review.” The order does not provide any specific timing for, or guidance on, next steps, but it is possible that the Second Circuit may request additional proceedings on the merits.

Procedural History of the FitzSimons Action

Similar to the State Law Constructive Fraudulent Transfer Cases, the FitzSimons Action was transferred to the District Court for pre-trial purposes. On May 23, 2014, a Motion to Dismiss the FitzSimons Action, as it applies to the shareholder defendants (including the Subject Fund), was filed. On January 6, 2017, the District Court granted the Motion to Dismiss. Because of a procedural issue the FitzSimons Plaintiff cannot automatically appeal the decision, but must first obtain permission from the District Court. On February 1, 2017, the FitzSimons Plaintiff sought leave to file a motion for certification of the Motion to Dismiss. On February 23, 2017, the District Court issued an order stating that it intends to delay certification of the Motion to Dismiss until certain other pending motions to dismiss (not involving the Subject Fund) are resolved. The

37

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 15 — LITIGATION (continued)

District Court has not yet ruled on the other pending motions to dismiss.

On July 18, 2017, the FitzSimons Plaintiff sought permission from the District Court to file a motion seeking leave to amend his complaint to include a constructive fraudulent transfer claim. On July 28, 2017, the shareholder defendants, including the Subject Fund acting through counsel, submitted a letter opposing the FitzSimons Plaintiff’s request on the grounds that additional amendments at this late date would prejudice the shareholder defendants and result in undue delay in resolving the case. On August 24, 2017, the District Court denied the request without prejudice. On March 8, 2018, the FitzSimons Plaintiff renewed his request to amend his complaint to add a constructive fraudulent transfer claim. On March 13, 2018, counsel for a number of shareholder defendants (including counsel for the Subject Fund) filed an opposition. On June 18, 2018, the District Court entered an order staying any decision on the FitzSimons Plaintiff’s request on the grounds that it will be preferable to hold off until there is a further ruling from the Second Circuit in the State Law Constructive Fraudulent Transfer Cases. The District Court also instructed the parties to file a joint letter indicating their views on proceeding with efforts to try to achieve a global resolution of the case. On July 9, 2018, the parties submitted a joint letter which voiced general support for a broad based mediation effort. The District Court has not yet responded to the parties’ submission.

Potential Exposure

For the Subject Fund, if either the FitzSimons Plaintiff or the State Law Plaintiffs obtain further review of the dismissal of the Fitzsimons Action or the State Law Constructive Fraudulent Transfer Cases, and the decision is ultimately overturned, the potential exposure of the Subject Fund is the value of all shares sold in conjunction with the LBO transaction (i.e., $18,125,400).

The Subject Fund believes the claims raised in the actions are without merit and intends to vigorously defend against them.

NOTE 16 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2018, the following Portfolios declared dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Government Liquid Assets
Class I	$0.0014	$—	$—	August 1, 2018	Daily
Class S	$0.0012	$—	$—	August 1, 2018	Daily
Class S2	$0.0011	$—	$—	August 1, 2018	Daily
Clarion Global Real Estate
Class ADV	$0.5764	$—	$—	July 16, 2018	July 12, 2018
Class I	$0.6646	$—	$—	July 16, 2018	July 12, 2018
Class S	$0.6298	$—	$—	July 16, 2018	July 12, 2018
Class S2	$0.6083	$—	$—	July 16, 2018	July 12, 2018
Invesco Growth and Income
Class ADV	$0.3014	$—	$3.1014	July 16, 2018	July 12, 2018
Class I	$0.4655	$—	$3.1014	July 16, 2018	July 12, 2018
Class S	$0.3865	$—	$3.1014	July 16, 2018	July 12, 2018
Class S2	$0.3380	$—	$3.1014	July 16, 2018	July 12, 2018
JPMorgan Emerging Markets Equity
Class ADV	$0.0650	$—	$—	July 16, 2018	July 12, 2018
Class I	$0.1710	$—	$—	July 16, 2018	July 12, 2018
Class S	$0.1161	$—	$—	July 16, 2018	July 12, 2018
Class S2	$0.0781	$—	$—	July 16, 2018	July 12, 2018
Morgan Stanley Global Franchise
Class ADV	$0.1429	$0.0506	$2.6192	July 16, 2018	July 12, 2018
Class R6	$0.2422	$0.0506	$2.6192	July 16, 2018	July 12, 2018
Class S	$0.1904	$0.0506	$2.6192	July 16, 2018	July 12, 2018
Class S2	$0.1569	$0.0506	$2.6192	July 16, 2018	July 12, 2018
T. Rowe Price Capital Appreciation
Class ADV	$0.0595	$0.5267	$1.5212	July 16, 2018	July 12, 2018
Class I	$0.0595	$0.5267	$1.5212	July 16, 2018	July 12, 2018
Class R6	$0.0595	$0.5267	$1.5212	July 16, 2018	July 12, 2018
Class S	$0.0595	$0.5267	$1.5212	July 16, 2018	July 12, 2018
Class S2	$0.0595	$0.5267	$1.5212	July 16, 2018	July 12, 2018

38

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 16 — SUBSEQUENT EVENTS (continued)

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
T. Rowe Price Equity Income
Class ADV	$0.0345	$0.0608	$2.1610	July 16, 2018	July 12, 2018
Class I	$0.0345	$0.0608	$2.1610	July 16, 2018	July 12, 2018
Class S	$0.0345	$0.0608	$2.1610	July 16, 2018	July 12, 2018
Class S2	$0.0345	$0.0608	$2.1610	July 16, 2018	July 12, 2018
T. Rowe Price International Stock
Class ADV	$0.2224	$—	$—	July 16, 2018	July 12, 2018
Class I	$0.3051	$—	$—	July 16, 2018	July 12, 2018
Class S	$0.2643	$—	$—	July 16, 2018	July 12, 2018

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than above, no such subsequent events were identified.

39

VOYA GOVERNMENT LIQUID ASSETS PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED)

Investment Type Allocation
as of June 30, 2018
(as a percentage of net assets)

U.S. Government Agency Debt	46.2%
U.S. Treasury Repurchase Agreement	14.8%
Investment Companies	5.9%
U.S. Treasury Debt	3.2%
Assets in Excess of Other Liabilities	29.9%
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY DEBT: 46.2%
650,000		Federal Farm Credit Banks, 1.750%, 09/28/2018	$648,636	0.1
1,729,000		Federal Farm Credit Banks, 1.910%, 01/25/2019	1,722,358	0.2
7,750,000		Federal Farm Credit Banks, 1.920%, (PRIME + (3.080)%), 03/12/2019	7,751,067	1.0
2,125,000		Federal Farm Credit Banks, 2.010%, (US0001M + (0.085)%), 05/24/2019	2,125,378	0.3
6,285,000		Federal Farm Credit Banks, 2.050%, (US0001M + (0.040)%), 04/24/2019	6,287,926	0.9
5,250,000		Federal Farm Credit Banks, 2.110%, (USBMMY3M + 0.200%), 11/14/2018	5,254,298	0.7
1,525,000		Federal Farm Credit Banks, 2.110%, 01/07/2019	1,516,296	0.2
1,000,000		Federal Farm Credit Banks, 2.150%, (US0001M + 0.065%), 10/22/2018	1,000,581	0.1
18,700,000		Federal Farm Credit Banks, 2.000%, (USBMMY3M + 0.100%), 01/25/2019	18,715,905	2.5
3,648,000		Federal Farm Credit Banks, 2.250%, (US0001M + 0.170%), 01/22/2019	3,654,218	0.5
1,000,000		Federal Farm Credit Banks, 2.280%, (US0003M + (0.035)%), 09/04/2018	1,000,260	0.1
16,250,000	(1)	Federal Home Loan Bank Discount Notes, 0.940%, 07/02/2018	16,249,160	2.2
92,250,000	(1)	Federal Home Loan Bank Discount Notes, 1.500%, 07/05/2018	92,231,062	12.5

U.S. GOVERNMENT AGENCY DEBT: (continued)
27,250,000	(1)	Federal Home Loan Bank Discount Notes, 1.690%, 07/10/2018	$27,237,363	3.7
1,650,000	(1)	Federal Home Loan Bank Discount Notes, 1.790%, 07/18/2018	1,648,543	0.2
17,174,000	(1)	Federal Home Loan Bank Discount Notes, 1.800%, 07/20/2018	17,157,050	2.3
600,000	(1)	Federal Home Loan Bank Discount Notes, 1.810%, 07/17/2018	599,496	0.1
4,600,000	(1)	Federal Home Loan Bank Discount Notes, 1.820%, 07/25/2018	4,594,265	0.6
1,371,000	(1)	Federal Home Loan Bank Discount Notes, 1.830%, 07/24/2018	1,369,353	0.2
500,000	(1)	Federal Home Loan Bank Discount Notes, 1.870%, 07/30/2018	499,235	0.1
15,059,000	(1)	Federal Home Loan Bank Discount Notes, 1.900%, 08/27/2018	15,013,697	2.0
10,500,000		Federal Home Loan Banks, 1.860%, (US0001M + (0.140)%), 01/02/2019	10,498,674	1.4
2,750,000		Federal Home Loan Banks, 1.940%, (US0001M + (0.090)%), 11/08/2018	2,750,335	0.4
11,000,000		Federal Home Loan Banks, 1.950%, (US0001M + (0.130)%), 08/20/2018	11,000,000	1.5
13,900,000		Federal Home Loan Banks, 1.960%, (US0001M + (0.125)%), 11/16/2018	13,900,000	1.9
9,000,000		Federal Home Loan Banks, 2.110%, (US0003M + (0.220)%), 07/09/2018	8,999,961	1.2
650,000		Federal Home Loan Banks, 2.150%, (US0003M + (0.200)%), 01/18/2019	650,553	0.1
1,500,000		Federal Home Loan Banks, 2.170%, (US0003M + (0.160)%), 06/27/2019	1,501,812	0.2
500,000		Federal Home Loan Mortgage Corp., 1.820%, 11/19/2018	498,821	0.1
13,750,000		Federal Home Loan Mortgage Corp., 1.960%, (US0001M + (0.130)%), 11/21/2018	13,750,000	1.9
41,750,000		Federal Home Loan Mortgage Corp., 1.980%, (US0001M + (0.125)%), 11/27/2018	41,750,000	5.6
7,465,000		Federal Home Loan Mortgage Corp., 2.110%, (US0003M + (0.250)%), 07/24/2018	7,464,996	1.0

See Accompanying Notes to Financial Statements

40

VOYA GOVERNMENT LIQUID ASSETS PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY DEBT: (continued)
400,000		Federal National Mortgage Association, 1.800%, 10/29/2018	$399,121	0.1
2,350,000		Federal National Mortgage Association, 1.920%, 07/20/2018	2,348,807	0.3

		Total U.S. Government Agency Debt (Cost $341,789,227)	341,789,227	46.2

U.S. TREASURY DEBT: 3.2%
23,750,000		United States Treasury Bill, 1.930%, 09/27/2018	23,628,059	3.2
		Total U.S. Treasury Debt (Cost $23,628,059)	23,628,059	3.2

U.S. TREASURY REPURCHASE AGREEMENT: 14.8%
		Repurchase Agreement: 14.8%
109,739,000		Deutsche Bank Repurchase Agreement dated 6/29/2018, 2.08%, due 7/2/2018, $109,758,021 to be received upon repurchase (Collateralized by $158,439,705, Note, 0.0%, Market Value plus accrued interest $113,031,170 due 2/15/2020–5/15/2034), 0.000%	109,739,000	14.8
		Total U.S. Treasury Repurchase Agreement (Cost $109,739,000)	109,739,000	14.8

Shares			Value	Percentage of Net Assets

INVESTMENT COMPANIES: 5.9%
28,000,000	(2)	Morgan Stanley Institutional Liquidity Funds — Government Portfolio (Institutional Share Class), 1.800%, 07/02/18	$28,000,000	3.8

		Mutual Funds: 2.1%
16,000,000	(2)	Goldman Sachs Financial Square Government Fund — Institutional Shares, 1.810%, 07/02/18	16,000,000	2.1

		Total Investment Companies (Cost $44,000,000)	44,000,000	5.9

		Total Investments in Securities (Cost $519,156,286)	$519,156,286	70.1
		Assets in Excess of Other Liabilities	221,518,411	29.9
		Net Assets	$740,674,697	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2018.
(2)	Rate shown is the 7-day yield as of June 30, 2018.

Reference Rate Abbreviations:

PRIME             Federal Reserve Bank Prime Loan Rate

US0001M        1-month LIBOR

US0003M        3-month LIBOR

USBMMY3M  U.S. Treasury 3-month Bill Money Market Yield

At June 30, 2018, the aggregate cost of securities for federal income tax purposes is the same as for financial statement purposes.

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
U.S. Treasury Debt	$—	$23,628,059	$—	$23,628,059
U.S. Treasury Repurchase Agreement	—	109,739,000	—	109,739,000
U.S. Government Agency Debt	—	341,789,227	—	341,789,227
Investment Companies	44,000,000	—	—	44,000,000
Total Investments, at fair value	$44,000,000	$475,156,286	$—	$519,156,286

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

41

VOYA GOVERNMENT LIQUID ASSETS PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

The following table is a summary of the Portfolio’s repurchase agreements by counterparty which are subject to offset under a MRA as of June 30, 2018:

Counterparty	Government Repurchase Agreement, at fair value	Fair Value of Non-Cash Collateral Received Including Accrued Interest(1)	Net Amount
Deutsche Bank	$109,739,000	$(109,739,000)	$—
Totals	$109,739,000	$(109,739,000)	$—

(1)	Collateral with a fair value of $113,031,170 has been pledged in connection with the above government repurchase agreement. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

See Accompanying Notes to Financial Statements

42

VY® CLARION GLOBAL REAL ESTATE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED)

Geographic Diversification
as of June 30, 2018
(as a percentage of net assets)

United States	53.3%
Japan	9.6%
Hong Kong	8.7%
United Kingdom	5.5%
Australia	4.7%
Germany	3.7%
Sweden	3.2%
Singapore	2.4%
France	2.0%
Canada	1.7%
Countries between 0.3%–1.5%ˆ	4.4%
Assets in Excess of Other Liabilities*	0.8%
Net Assets	100.0%

* Includes short-term investments.
ˆ Includes 6 countries, which each represents 0.3%–1.5% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 99.2%
		Australia: 4.7%
647,486		GPT Group	$2,422,590	0.8
2,781,881		Mirvac Group	4,464,947	1.5
1,682,813		Scentre Group	5,467,551	1.9
186,297		Other Securities	1,328,080	0.5
			13,683,168	4.7

		Belgium: 0.3%
6,375		Other Securities	805,634	0.3

		Canada: 1.7%
325,037	(1)	Other Securities	5,049,833	1.7

		China: 1.0%
904,000		Other Securities	3,001,234	1.0

		France: 2.0%
92,780	(2)	Klepierre SA	3,486,042	1.2
13,656		Other Securities	2,281,351	0.8
			5,767,393	2.0

		Germany: 3.7%
33,272	(3)	ADO Properties SA	1,808,531	0.6
189,364		Vonovia SE	9,000,362	3.1
			10,808,893	3.7

		Hong Kong: 8.7%
1,638,000		CK Asset Holdings Ltd.	12,966,920	4.4
473,900		Hongkong Land Holdings Ltd. — HKHGF	3,387,878	1.2
387,500		Link REIT	3,533,763	1.2

COMMON STOCK: (continued)
		Hong Kong: (continued)
402,000		Wheelock & Co., Ltd.	$2,793,712	1.0
338,000		Other Securities	2,711,691	0.9
			25,393,964	8.7

		Ireland: 0.7%
1,154,341	(4)	Other Securities	1,992,405	0.7

		Japan: 9.6%
404		Kenedix Office Investment Corp.	2,507,790	0.9
321		Kenedix Retail REIT Corp.	709,236	0.2
373,082		Mitsui Fudosan Co., Ltd.	8,986,902	3.1
2,057		Orix JREIT, Inc.	3,285,432	1.1
232,299		Hulic Co. Ltd.	2,479,346	0.8
270,094	(1)	Other Securities	10,261,377	3.5
			28,230,083	9.6

		Luxembourg: 0.5%
57,917		Other Securities	1,501,525	0.5

		Norway: 0.4%
93,021	(3)	Entra ASA	1,267,798	0.4

		Singapore: 2.4%
1,270,400		CapitaLand Ltd.	2,940,341	1.0
333,200		City Developments Ltd.	2,668,904	0.9
1,558,200		Other Securities	1,304,263	0.5
			6,913,508	2.4

		Spain: 1.5%
319,938	(1),(4)	Other Securities	4,489,375	1.5

		Sweden: 3.2%
219,361		Castellum AB	3,547,755	1.2
206,598		Fabege AB	2,457,256	0.8
329,527	(4)	Other Securities	3,403,721	1.2
			9,408,732	3.2

		United Kingdom: 5.5%
399,936		Hammerson PLC	2,748,533	1.0
239,927		Land Securities Group PLC	3,022,674	1.0
556,528		Segro PLC	4,901,257	1.7
524,729		Other Securities	5,315,429	1.8
			15,987,893	5.5

		United States: 53.3%
66,219		Alexandria Real Estate Equities, Inc.	8,354,851	2.9
214,287		Brixmor Property Group, Inc.	3,735,022	1.3
106,896		Columbia Property Trust, Inc.	2,427,608	0.8
352,840		Cousins Properties, Inc.	3,419,020	1.2
148,003		CubeSmart	4,768,657	1.6
70,153		CyrusOne, Inc.	4,094,129	1.4
195,771		DiamondRock Hospitality Co.	2,404,068	0.8
133,445		Douglas Emmett, Inc.	5,361,820	1.8

See Accompanying Notes to Financial Statements

43

VY® CLARION GLOBAL REAL ESTATE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		United States: (continued)
100,336		Duke Realty Corp.	$2,912,754	1.0
15,631		Equinix, Inc.	6,719,611	2.3
102,359		Equity Residential	6,519,245	2.2
28,874		Essex Property Trust, Inc.	6,902,907	2.4
97,882		Extra Space Storage, Inc.	9,769,602	3.3
80,659		Gaming and Leisure Properties, Inc.	2,887,592	1.0
104,244		Healthcare Trust of America, Inc.	2,810,418	1.0
92,359		Hilton Worldwide Holdings, Inc.	7,311,138	2.5
79,225		Hudson Pacific Properties, Inc.	2,806,942	1.0
237,581		Invitation Homes, Inc.	5,478,618	1.9
68,020		Iron Mountain, Inc.	2,381,380	0.8
32,901		Kilroy Realty Corp.	2,488,632	0.9
95,983		Macerich Co.	5,454,714	1.9
44,949		Mid-America Apartment Communities, Inc.	4,525,016	1.6
119,775		Piedmont Office Realty Trust, Inc.	2,387,116	0.8
171,122		ProLogis, Inc.	11,241,004	3.8
88,326		Regency Centers Corp.	5,483,278	1.9
80,804		Simon Property Group, Inc.	13,752,033	4.7
99,813		STORE Capital Corp.	2,734,876	0.9
25,077		Sun Communities, Inc.	2,454,537	0.8
66,440		Taubman Centers, Inc.	3,904,014	1.3
161,894		VICI Properties, Inc.	3,341,492	1.1
169,514	(1)	Other Securities	6,882,011	2.4
			155,714,105	53.3
		Total Common Stock (Cost $245,255,553)	290,015,543	99.2

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.9%
		Securities Lending Collateral(5): 2.3%
3,121,846		Cantor Fitzgerald Securities, Repurchase Agreement dated 06/29/18, 2.08%, due 07/02/18 (Repurchase Amount $3,122,380, collateralized by various U.S. Government Agency Obligations, 1.691%–8.500%, Market Value plus accrued interest $3,184,283, due 07/25/18–06/15/53)	3,121,846	1.1

SHORT-TERM INVESTMENTS: (continued)
		Securities Lending Collateral(5): (continued)
327,962		Jefferies LLC, Repurchase Agreement dated 06/29/18, 2.00%, due 07/02/18 (Repurchase Amount $328,016, collateralized by various U.S. Government Securities, 0.000%–2.375%, Market Value plus accrued interest $334,521, due 07/05/18–09/09/49)	$327,962	0.1
1,560,923		Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $1,561,216, collateralized by various U.S. Government Securities, 2.750%–3.125%, Market Value plus accrued interest $1,592,142, due 11/15/42–08/15/44)	1,560,923	0.5
1,560,923		NBC Global Finance Ltd., Repurchase Agreement dated 06/29/18, 1.95%, due 07/02/18 (Repurchase Amount $1,561,173, collateralized by various U.S. Government Securities, 0.000%–3.625%, Market Value plus accrued interest $1,592,146, due 01/31/20–09/09/49)	1,560,923	0.6
			6,571,654	2.3

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.6%
1,825,267	(6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.800% (Cost $1,825,267)	1,825,267	0.6
		Total Short-Term Investments (Cost $8,396,921)	8,396,921	2.9
		Total Investments in Securities (Cost $253,652,474)	$298,412,464	102.1
		Liabilities in Excess of Other Assets	(6,115,730)	(2.1)
		Net Assets	$292,296,734	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2018. The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	The grouping contains securities on loan.

See Accompanying Notes to Financial Statements

44

VY® CLARION GLOBAL REAL ESTATE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	The grouping contains non-income producing securities.
(5)	Represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of June 30, 2018.

REIT Diversification	Percentage of Net Assets
Retail REITs	17.7%
Office REITs	12.0
Specialized REITs	11.5
Real Estate Operating Companies	11.2
Residential REITs	11.1
Industrial REITs	8.2
Diversified Real Estate Activities	7.9
Diversified REITs	7.5
Real Estate Development	5.4
Hotels, Resorts & Cruise Lines	2.9
Hotel & Resort REITs	2.2
Health Care REITs	1.0
Health Care Facilities	0.6
Assets in Excess of Other Liabilities*	0.8
Net Assets	100.0%

*	Includes short-term investments.

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$13,683,168	$—	$13,683,168
Belgium	—	805,634	—	805,634
Canada	5,049,833	—	—	5,049,833
China	—	3,001,234	—	3,001,234
France	—	5,767,393	—	5,767,393
Germany	—	10,808,893	—	10,808,893
Hong Kong	—	25,393,964	—	25,393,964
Ireland	1,992,405	—	—	1,992,405
Japan	—	28,230,083	—	28,230,083
Luxembourg	—	1,501,525	—	1,501,525
Norway	—	1,267,798	—	1,267,798
Singapore	—	6,913,508	—	6,913,508
Spain	—	4,489,375	—	4,489,375
Sweden	—	9,408,732	—	9,408,732
United Kingdom	—	15,987,893	—	15,987,893
United States	155,714,105	—	—	155,714,105
Total Common Stock	162,756,343	127,259,200	—	290,015,543
Short-Term Investments	1,825,267	6,571,654	—	8,396,921
Total Investments, at fair value	$164,581,610	$133,830,854	$—	$298,412,464
Other Financial Instruments+
Forward Foreign Currency Contracts	—	121	—	121
Total Assets	$164,581,610	$133,830,975	$—	$298,412,585
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(130)	$—	$(130)

Total Liabilities	$—	$(130)	$—	$(130)

(1)	For the period ended June 30, 2018, as a result of the fair value pricing procedures for international equities utilized by the Portfolio (Note 2) certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period. At June 30, 2018, securities valued at $22,909,598 were transferred from Level 1 to Level 2 within the fair value hierarchy.

See Accompanying Notes to Financial Statements

45

VY® CLARION GLOBAL REAL ESTATE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2018, the following forward foreign currency contracts were outstanding for VY® Clarion Global Real Estate Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD 17,638	USD 13,296	Brown Brothers Harriman & Co.	07/03/18	$121
USD 269,118	JPY 29,805,744	Brown Brothers Harriman & Co.	07/05/18	(130)
				$(9)

Currency Abbreviations

CAD — Canadian Dollar

JPY — Japanese Yen

USD — United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$121
Total Asset Derivatives		$121
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$130
Total Liability Derivatives		$130

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended June 30, 2018 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward Foreign currency contracts
Foreign exchange contracts	$44,385
Total	$44,385

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$(9)
Total	$(9)

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

46

VY® CLARION GLOBAL REAL ESTATE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $269,873,037.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$ 41,213,815
Gross Unrealized Depreciation	(12,804,394)
Net Unrealized Appreciation	$ 28,409,421

See Accompanying Notes to Financial Statements

47

VY® INVESCO GROWTH AND INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED)

Sector Diversification
as of June 30, 2018
(as a percentage of net assets)

Financials	30.7%
Energy	17.7%
Health Care	15.8%
Information Technology	11.0%
Consumer Discretionary	7.1%
Industrials	5.3%
Consumer Staples	4.8%
Materials	2.4%
Telecommunication Services	0.9%
Utilities	0.4%
Assets in Excess of Other Liabilities*	3.9%
Net Assets	100.0%
* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 96.1%
		Consumer Discretionary: 7.1%
138,133		Carnival Corp.	$7,916,402	1.5
20,291	(1)	Charter Communications, Inc.	5,949,524	1.1
311,118		General Motors Co.	12,258,049	2.4
1,675,434		Kingfisher PLC	6,551,962	1.3
125,789		Other Securities	4,127,137	0.8
			36,803,074	7.1

		Consumer Staples: 4.8%
188,317		Mondelez International, Inc.	7,720,997	1.5
138,227		Philip Morris International, Inc.	11,160,448	2.1
99,375		Walgreens Boots Alliance, Inc.	5,963,990	1.2
			24,845,435	4.8

		Energy: 17.7%
156,955		Anadarko Petroleum Corp.	11,496,954	2.2
191,013	(2)	Apache Corp.	8,929,858	1.7
1,252,232		BP PLC	9,527,619	1.8
271,683		Canadian Natural Resources Ltd.	9,805,924	1.9
300,621		Devon Energy Corp.	13,215,299	2.6
155,153		Occidental Petroleum Corp.	12,983,203	2.5
378,678		Royal Dutch Shell PLC — Class A	13,105,627	2.5
290,332		TechnipFMC PLC	9,215,138	1.8

COMMON STOCK: (continued)
		Energy: (continued)
113,722		Other Securities	$3,756,238	0.7
			92,035,860	17.7

		Financials: 30.7%
206,096		American International Group, Inc.	10,927,210	2.1
42,674		Aon PLC	5,853,592	1.1
737,194		Bank of America Corp.	20,781,499	4.0
365,750		Citigroup, Inc.	24,475,990	4.7
305,094		Citizens Financial Group, Inc.	11,868,156	2.3
218,026		Fifth Third Bancorp	6,257,346	1.2
25,198		Goldman Sachs Group, Inc.	5,557,923	1.1
169,383		JPMorgan Chase & Co.	17,649,709	3.4
280,472		Morgan Stanley	13,294,373	2.5
55,383		Northern Trust Corp.	5,698,357	1.1
54,849		PNC Financial Services Group, Inc.	7,410,100	1.4
73,496		State Street Corp.	6,841,743	1.3
138,495		Wells Fargo & Co.	7,678,163	1.5
30,449		Willis Towers Watson PLC	4,616,068	0.9
420,229	(3),(4)	Other Securities	10,774,145	2.1
			159,684,374	30.7

		Health Care: 15.8%
32,356		Amgen, Inc.	5,972,594	1.2
22,776		Anthem, Inc.	5,421,371	1.0
83,142		Bristol-Myers Squibb Co.	4,601,078	0.9
164,447		CVS Health Corp.	10,582,165	2.0
56,196		McKesson Corp.	7,496,546	1.4
83,287		Medtronic PLC	7,130,200	1.4
132,786		Merck & Co., Inc.	8,060,110	1.6
98,499		Novartis AG	7,461,392	1.4
194,595		Pfizer, Inc.	7,059,907	1.4
60,584		Sanofi	4,862,449	0.9
50,657		Zimmer Biomet Holdings, Inc.	5,645,216	1.1
105,553	(4)	Other Securities	8,049,782	1.5
			82,342,810	15.8

		Industrials: 5.3%
118,003		CSX Corp.	7,526,231	1.4
51,794		General Dynamics Corp.	9,654,920	1.9
66,663		Ingersoll-Rand PLC — Class A	5,981,671	1.2
131,305		Other Securities	4,392,152	0.8
			27,554,974	5.3

		Information Technology: 11.0%
231,959		Cisco Systems, Inc.	9,981,196	1.9
92,812		Cognizant Technology Solutions Corp.	7,331,220	1.4

See Accompanying Notes to Financial Statements

48

VY® INVESCO GROWTH AND INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Information Technology: (continued)
193,603	(1)	eBay, Inc.	$7,020,045	1.4
139,727		Intel Corp.	6,945,829	1.3
268,294		Oracle Corp.	11,821,033	2.3
146,840		Qualcomm, Inc.	8,240,661	1.6
230,786		Other Securities	5,711,094	1.1
			57,051,078	11.0

		Materials: 2.4%
399,005	(3)	Other Securities	12,609,082	2.4

		Telecommunication Services: 0.9%
92,118		Verizon Communications, Inc.	4,634,456	0.9

		Utilities: 0.4%
68,315		Other Securities	2,453,192	0.4
		Total Common Stock (Cost $395,191,337)	500,014,335	96.1

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 4.4%
		Securities Lending Collateral(5):1.4%
1,709,800		Bank of Nova Scotia, Repurchase Agreement dated 06/29/18, 2.12%, due 07/02/18 (Repurchase Amount $1,710,098, collateralized by various U.S. Government Agency Obligations, 2.500%–6.430%, Market Value plus accrued interest $1,744,304, due 02/01/21–06/01/48)	1,709,800	0.3
1,709,800		Deutsche Bank AG, Repurchase Agreement dated 06/29/18, 2.12%, due 07/02/18 (Repurchase Amount $1,710,098, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–7.250%, Market Value plus accrued interest $1,743,996, due 07/27/18–09/06/44)	1,709,800	0.3
1,709,800		Dominion Securities Inc., Repurchase Agreement dated 06/29/18, 2.11%, due 07/02/18 (Repurchase Amount $1,710,097, collateralized by various U.S. Government Agency Obligations, 3.000%–7.000%, Market Value plus accrued interest $1,743,996, due 11/01/36–06/01/48)	1,709,800	0.3

SHORT-TERM INVESTMENTS: (continued)
		Securities Lending Collateral(5): (continued)
1,709,800		Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $1,710,120, collateralized by various U.S. Government Securities, 2.750%–3.125%, Market Value plus accrued interest $1,743,996, due 11/15/42–08/15/44)	$1,709,800	0.4
359,806		Natwest Markets PLC, Repurchase Agreement dated 06/29/18, 2.09%, due 07/02/18 (Repurchase Amount $359,868, collateralized by various U.S. Government Securities, 2.500%–6.625%, Market Value plus accrued interest $367,006, due 05/15/20–05/15/46)	359,806	0.1
			7,199,006	1.4

Shares			Value	Percentage of Net Assets
		Mutual Funds: 3.0%
15,547,968	(6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.800% (Cost $15,547,968)	15,547,968	3.0
		Total Short-Term Investments (Cost $22,746,974)	22,746,974	4.4
		Total Investments in Securities (Cost $417,938,311)	$522,761,309	100.5
		Liabilities in Excess of Other Assets	(2,790,837)	(0.5)
		Net Assets	$519,970,472	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2018.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	The grouping contains securities on loan.
(4)	The grouping contains non-income producing securities.
(5)	Represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of June 30, 2018.

See Accompanying Notes to Financial Statements

49

VY® INVESCO GROWTH AND INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$30,251,112	$6,551,962	$—	$36,803,074
Consumer Staples	24,845,435	—	—	24,845,435
Energy	69,402,614	22,633,246	—	92,035,860
Financials	159,684,374	—	—	159,684,374
Health Care	70,018,969	12,323,841	—	82,342,810
Industrials	27,554,974	—	—	27,554,974
Information Technology	57,051,078	—	—	57,051,078
Materials	8,241,938	4,367,144	—	12,609,082
Telecommunication Services	4,634,456	—	—	4,634,456
Utilities	2,453,192	—	—	2,453,192
Total Common Stock	454,138,142	45,876,193	—	500,014,335
Short-Term Investments	15,547,968	7,199,006	—	22,746,974
Total Investments, at fair value	$469,686,110	$53,075,199	$—	$522,761,309
Other Financial Instruments+
Forward Foreign Currency Contracts	—	581,807	—	581,807
Total Assets	$469,686,110	$53,657,006	$—	$523,343,116
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(1,423)	$—	$(1,423)
Total Liabilities	$—	$(1,423)	$—	$(1,423)

(1)	For the period ended June 30, 2018, as a result of the fair value pricing procedures for international equities utilized by the Portfolio (Note 2) certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period. At June 30, 2018, securities valued at $6,703,048 were transferred from Level 1 to Level 2 within the fair value hierarchy.

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2018, the following forward foreign currency contracts were outstanding for VY® Invesco Growth and Income Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 1,632,801	AUD 2,142,817	State Street Bank and Trust Co.	07/13/18	$46,950
USD 12,325,083	GBP 9,194,461	State Street Bank and Trust Co.	07/13/18	184,985
USD 195,093	CHF 194,441	State Street Bank and Trust Co.	07/13/18	(1,423)
USD 2,709,494	CHF 2,659,002	State Street Bank and Trust Co.	07/13/18	22,109
USD 3,437,638	CAD 4,463,412	State Street Bank and Trust Co.	07/13/18	41,902
USD 1,772,220	EUR 1,508,542	State Street Bank and Trust Co.	07/13/18	9,223
USD 2,705,262	CHF 2,659,002	The Bank of New York Mellon	07/13/18	17,877
USD 1,768,101	EUR 1,508,542	The Bank of New York Mellon	07/13/18	5,105
USD 3,436,328	CAD 4,463,412	The Bank of New York Mellon	07/13/18	40,592
USD 1,630,870	AUD 2,142,817	The Bank of New York Mellon	07/13/18	45,020
USD 12,308,143	GBP 9,194,461	The Bank of New York Mellon	07/13/18	168,044
				$580,384

See Accompanying Notes to Financial Statements

50

VY® INVESCO GROWTH AND INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Currency Abbreviations

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — EU Euro

GBP — British Pound

USD — United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$581,807
Total Asset Derivatives		$581,807
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$1,423
Total Liability Derivatives		$1,423

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2018 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$205,350
Total	$205,350

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$1,386,592
Total	$1,386,592

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2018:

	State Street Bank and Trust Co.	The Bank of New York Mellon	Totals
Assets:
Forward foreign currency contracts	$305,169	$276,638	$581,807
Total Assets	$305,169	$276,638	$581,807

Liabilities:
Forward foreign currency contracts	$1,423	$—	$1,423
Total Liabilities	$1,423	$—	$1,423

Net OTC derivative instruments by counterparty, at fair value	$303,746	$276,638	$580,384

Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—
Net Exposure(1)	$303,746	$276,638	$580,384

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

51

VY® INVESCO GROWTH AND INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $421,855,327.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$120,634,562
Gross Unrealized Depreciation	(18,469,713)
Net Unrealized Appreciation	$102,164,849

See Accompanying Notes to Financial Statements

52

VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED)

Geographic Diversification
as of June 30, 2018
(as a percentage of net assets)

China	29.4%
India	19.2%
Brazil	7.6%
Taiwan	7.1%
Hong Kong	6.6%
South Korea	6.2%
South Africa	5.9%
Russia	3.6%
Mexico	3.2%
Indonesia	1.8%
Countries between 0.4%–1.8%ˆ	9.4%
Liabilities in Excess of Other Assets*	0.0%
Net Assets	100.0%

* Includes short-term investments.
ˆ Includes 11 countries, which each represents 0.4%–1.8% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 94.3%
		Argentina: 1.8%
30,920		MercadoLibre, Inc.	$9,242,916	1.8

		Australia: 0.7%
596,876		Oil Search Ltd.	3,921,446	0.7

		Brazil: 6.2%
793,225		Ambev SA ADR	3,672,632	0.7
1,150,280		B3 SA — Brasil Bolsa Balcao	6,096,046	1.2
1,818,303		Kroton Educacional SA	4,386,540	0.9
860,607		Lojas Renner SA	6,426,103	1.2
197,590		Raia Drogasil SA	3,339,772	0.6
1,612,243		Other Securities	8,221,008	1.6
			32,142,101	6.2

		China: 25.6%
157,182	(1)	Alibaba Group Holding Ltd. ADR	29,161,976	5.6
998,800	(2)	Fuyao Glass Industry Group Co. Ltd. — H Shares	3,375,015	0.6
452,480		Han’s Laser Technology Industry Group Co. Ltd. — A Shares	3,620,851	0.7
306,820	(1)	JD.com, Inc. ADR	11,950,639	2.3
52,500		Kweichow Moutai Co. Ltd.	5,779,333	1.1
68,870		New Oriental Education & Technology Group, Inc. ADR	6,519,234	1.3

COMMON STOCK: (continued)
		China: (continued)
2,305,000		Ping An Insurance Group Co. of China Ltd. — H Shares	$21,108,439	4.0
484,000		Shenzhou International Group Holdings Ltd.	5,955,806	1.1
724,500		Tencent Holdings Ltd.	36,381,059	7.0
131,020		Yum China Holdings, Inc.	5,039,029	1.0
616,875		Other Securities	4,902,935	0.9
			133,794,316	25.6

		Egypt: 0.8%
808,830		Commercial International Bank Egypt SAE REG GDR	4,003,708	0.8

		Hong Kong: 6.6%
3,038,400		AIA Group Ltd.	26,468,752	5.1
928,500		Techtronic Industries Co., Ltd.	5,156,790	1.0
43,600		Other Securities	2,751,160	0.5
			34,376,702	6.6

		India: 19.2%
214,200		Asian Paints Ltd.	3,953,768	0.8
215,320		HDFC Bank Ltd. ADR	22,612,906	4.3
138,860		HDFC Bank Ltd. — Foreign Premium	4,337,158	0.8
1,234,410	(2)	HDFC Standard Life Insurance Co. Ltd.	8,227,142	1.6
855,295		Housing Development Finance Corp.	23,832,438	4.6
282,658		IndusInd Bank Ltd.	7,978,772	1.5
1,305,970		ITC Ltd.	5,075,050	1.0
347,110		Kotak Mahindra Bank Ltd.	6,812,229	1.3
338,432		Tata Consultancy Services Ltd.	9,127,572	1.7
110,140		Ultratech Cement Ltd.	6,141,989	1.2
110,003	(3)	Other Securities	2,150,559	0.4
			100,249,583	19.2

		Indonesia: 1.8%
3,820,000		Bank Central Asia Tbk PT	5,704,904	1.1
12,982,600		Other Securities	3,759,799	0.7
			9,464,703	1.8

		Macau: 0.6%
558,000		Other Securities	2,974,914	0.6

		Mexico: 3.2%
66,830		Fomento Economico Mexicano SAB de CV ADR	5,867,005	1.1
968,680		Grupo Financiero Banorte	5,695,923	1.1
792,270		Infraestructura Energetica Nova SAB de CV	3,550,809	0.7
1,217,980		Other Securities	1,755,194	0.3
			16,868,931	3.2

See Accompanying Notes to Financial Statements

53

VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Panama: 0.9%
51,740		Copa Holdings S.A. — Class A	$4,895,639	0.9

		Peru: 1.2%
28,808		Credicorp Ltd.	6,485,257	1.2

		Russia: 3.6%
4,873,076	(1)	Sberbank	16,926,960	3.2
40,918	(3)	Other Securities	2,105,396	0.4
			19,032,356	3.6

		South Africa: 5.9%
730,928		Bid Corp. Ltd.	14,636,136	2.8
332,192		Bidvest Group Ltd.	4,756,982	0.9
834,431		Sanlam Ltd.	4,239,442	0.8
631,007	(4)	Other Securities	7,059,409	1.4
			30,691,969	5.9

		South Korea: 6.2%
6,430		NAVER Corp.	4,400,080	0.9
12,160		NCSoft Corp.	4,046,666	0.8
564,900		Samsung Electronics Co., Ltd.	23,663,425	4.5
			32,110,171	6.2

		Spain: 0.6%
457,410		Other Securities	2,979,685	0.6

		Taiwan: 7.1%
54,000		Largan Precision Co. Ltd.	7,933,000	1.5
755,000		President Chain Store Corp.	8,555,225	1.6
1,103,223		Taiwan Semiconductor Manufacturing Co., Ltd.	7,834,074	1.5
355,371		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	12,992,364	2.5
			37,314,663	7.1

		Thailand: 0.4%
370,800		Other Securities	2,169,463	0.4

		Turkey: 0.6%
216,750		Other Securities	2,884,473	0.6

		United States: 1.3%
53,870	(1)	EPAM Systems, Inc.	6,697,657	1.3

		Total Common Stock (Cost $361,049,662)	492,300,653	94.3

PREFERRED STOCK: 1.4%
		Brazil: 1.4%
649,105		Itau Unibanco Holding S.A.	6,724,264	1.3
420,340		Other Securities	360,067	0.1

		Total Preferred Stock (Cost $7,812,922)	7,084,331	1.4

PARTICIPATORY NOTES: 4.3%
		China: 3.8%
962,828	(1)	Fuyao Glass Industry Group Co. Ltd. 3/6/2019 (Issuer: UBS AG)	$3,736,330	0.7
1,027,419	(1)	Hangzhou Robam Appliances Co. Ltd., 11/12/18 (Issuer: UBS AG)	4,748,399	0.9
894,727	(1)	Inner Mongolia Yili Industrial Group Co. Ltd., 7/27/18 (Issuer UBS AG)	3,767,812	0.7
979,700	(1)	Midea Group Co., Ltd., 09/13/18 (Issuer: BNP Paribas S.A.)	7,721,905	1.5
			19,974,446	3.8

		Saudi Arabia: 0.5%
157,320	(3)	Other Securities	2,533,664	0.5

		Total Participatory Notes (Cost $24,867,389)	22,508,110	4.3

		Total Long-Term Investments (Cost $393,729,973)	521,893,094	100.0

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 0.2%
		Securities Lending Collateral(5): 0.2%
100,526		Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $100,545, collateralized by various U.S. Government Securities, 2.750%–3.125%, Market Value plus accrued interest $102,537, due 11/15/42–08/15/44)	100,526	0.0
1,000,000		NBC Global Finance Ltd., Repurchase Agreement dated 06/29/18, 1.95%, due 07/02/18 (Repurchase Amount $1,000,160, collateralized by various U.S. Government Securities, 0.000%–3.625%, Market Value plus accrued interest $1,020,003, due 01/31/20–09/09/49)	1,000,000	0.2
			1,100,526	0.2

		Total Short-Term Investments (Cost $1,100,526)	1,100,526	0.2

		Total Investments in Securities (Cost $394,830,499)	$522,993,620	100.2
		Liabilities in Excess of Other Assets	(1,205,191)	(0.2)
		Net Assets	$521,788,429	100.0

See Accompanying Notes to Financial Statements

54

VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2018.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	The grouping contains non-income producing securities.
(4)	The grouping contains securities on loan.
(5)	Represents securities purchased with cash collateral received for securities on loan.

Sector Diversification	Percentage of Net Assets
Financials	35.4%
Information Technology	29.9
Consumer Discretionary	15.6
Consumer Staples	11.1
Industrials	3.9
Materials	2.0
Energy	1.4
Utilities	0.7
Short-Term Investments	0.2
Liabilities in Excess of Other Assets	(0.2)
Net Assets	100.0%

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Common Stock
Argentina	$9,242,916	$—	$—	$9,242,916
Australia	—	3,921,446	—	3,921,446
Brazil	32,142,101	—	—	32,142,101
China	52,670,878	81,123,438	—	133,794,316
Egypt	4,003,708	—	—	4,003,708
Hong Kong	2,751,160	31,625,542	—	34,376,702
India	29,100,623	71,148,960	—	100,249,583
Indonesia	—	9,464,703	—	9,464,703
Macau	—	2,974,914	—	2,974,914
Mexico	16,868,931	—	—	16,868,931
Panama	4,895,639	—	—	4,895,639
Peru	6,485,257	—	—	6,485,257
Russia	—	19,032,356	—	19,032,356
South Africa	—	30,691,969	—	30,691,969
South Korea	—	32,110,171	—	32,110,171
Spain	—	2,979,685	—	2,979,685
Taiwan	12,992,364	24,322,299	—	37,314,663
Thailand	—	2,169,463	—	2,169,463
Turkey	—	2,884,473	—	2,884,473
United States	6,697,657	—	—	6,697,657
Total Common Stock	177,851,234	314,449,419	—	492,300,653
Preferred Stock	7,084,331	—	—	7,084,331
Participatory Notes	—	22,508,110	—	22,508,110
Short-Term Investments	—	1,100,526	—	1,100,526
Total Investments, at fair value	$184,935,565	$338,058,055	$—	$522,993,620

(1)	For the period ended June 30, 2018, as a result of the fair value pricing procedures for international equities utilized by the Portfolio (Note 2) certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period. At June 30, 2018, securities valued at $31,069,891 were transferred from Level 1 to Level 2 within the fair value hierarchy.

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

55

VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $397,460,012.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$150,069,842
Gross Unrealized Depreciation	(24,343,027)
Net Unrealized Appreciation	$125,726,815

See Accompanying Notes to Financial Statements

56

VY® MORGAN STANLEY FRANCHISE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED)

Geographic Diversification
as of June 30, 2018
(as a percentage of net assets)

United States	56.3%
United Kingdom	24.3%
France	7.7%
Germany	4.4%
Netherlands	3.9%
Italy	1.4%
Assets in Excess of Other Liabilities*	2.0%
Net Assets	100.0%
* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.0%
		France: 7.7%
67,082		L’Oreal S.A.	$16,537,526	4.2
83,102		Pernod Ricard SA	13,562,663	3.5
			30,100,189	7.7

		Germany: 4.4%
149,090		SAP SE	17,207,659	4.4

		Italy: 1.4%
657,767		Davide Campari-Milano SpA	5,398,910	1.4

		Netherlands: 3.9%
105,333		Heineken NV	10,553,169	2.7
229,406		Relx NV	4,876,913	1.2
			15,430,082	3.9

		United Kingdom: 24.3%
346,168		British American Tobacco PLC	17,437,637	4.5
359,377		Experian PLC	8,865,328	2.3
371,664		Reckitt Benckiser Group PLC	30,537,681	7.8
467,606		Relx PLC	9,985,702	2.6
505,717		Unilever PLC	27,936,009	7.1
			94,762,357	24.3

		United States: 56.3%
174,342		Abbott Laboratories	10,633,118	2.7
157,968		Accenture PLC	25,841,985	6.6
140,921		Altria Group, Inc.	8,002,904	2.1
93,065		Automatic Data Processing, Inc.	12,483,739	3.2
26,704		Baxter International, Inc.	1,971,823	0.5
322,803		Coca-Cola Co.	14,158,140	3.6
120,683		Danaher Corp.	11,908,998	3.1

COMMON STOCK: (continued)
		United States: (continued)
25,311		Factset Research Systems, Inc.	$5,014,109	1.3
78,726		Fidelity National Information Services, Inc.	8,347,318	2.1
266,811		Microsoft Corp.	26,310,233	6.7
29,689		Moody’s Corp.	5,063,756	1.3
147,287		Nike, Inc.	11,735,828	3.0
211,309		Philip Morris International, Inc.	17,061,089	4.4
334,914		Twenty-First Century Fox, Inc. — Class A	16,641,877	4.3
253,837		Twenty-First Century Fox, Inc. — Class B	12,506,549	3.2
135,536		Visa, Inc. — Class A	17,951,743	4.6
165,391		Zoetis, Inc.	14,089,659	3.6
			219,722,868	56.3
		Total Common Stock (Cost $301,871,677)	382,622,065	98.0

SHORT-TERM INVESTMENTS: 1.8%
		Mutual Funds: 1.8%
7,208,092	(1)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.800% (Cost $7,208,092)	7,208,092	1.8

		Total Short-Term Investments (Cost $7,208,092)	7,208,092	1.8

		Total Investments in Securities (Cost $309,079,769)	$389,830,157	99.8
		Assets in Excess of Other Liabilities	770,234	0.2
		Net Assets	$390,600,391	100.0

(1)	Rate shown is the 7-day yield as of June 30, 2018.

Sector Diversification	Percentage of Net Assets
Consumer Staples	41.3%
Information Technology	27.6
Consumer Discretionary	10.5
Health Care	9.9
Industrials	6.1
Financials	2.6
Short-Term Investments	1.8
Assets in Excess of Other Liabilities	0.2
Net Assets	100.0%

See Accompanying Notes to Financial Statements

57

VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at Fair Value
Common Stock
France	$—	$30,100,189	$—	$30,100,189
Germany	—	17,207,659	—	17,207,659
Italy	—	5,398,910	—	5,398,910
Netherlands	—	15,430,082	—	15,430,082
United Kingdom	—	94,762,357	—	94,762,357
United States	219,722,868	—	—	219,722,868
Total Common Stock	219,722,868	162,899,197	—	382,622,065
Short-Term Investments	7,208,092	—	—	7,208,092
Total Investments, at fair value	$226,930,960	$162,899,197	$—	$389,830,157

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2018 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$15,376
Total	$15,376

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $309,720,550.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$89,883,271
Gross Unrealized Depreciation	(9,778,883)
Net Unrealized Appreciation	$80,104,388

See Accompanying Notes to Financial Statements

58

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED)

Investment Type Allocation
as of June 30, 2018
(as a percentage of net assets)

Common Stock	69.9%
Corporate Bonds/Notes	16.5%
U.S. Treasury Obligations	4.3%
Preferred Stock	3.8%
Bank Loans	1.8%
Asset-Backed Securities	0.4%
Assets in Excess of Other Liabilities*	3.3%
Net Assets	100.0%
* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 69.9%
		Consumer Discretionary: 7.6%
87,900	(1)	Amazon.com, Inc.	$149,412,420	2.4
2,988,112		Aramark	110,858,955	1.7
26,600	(1)	Booking Holdings, Inc.	53,920,594	0.8
937,766		Magna International, Inc.	54,512,338	0.9
765,764		Yum! Brands, Inc.	59,898,060	0.9
712,107		Other Securities	56,863,943	0.9
			485,466,310	7.6

		Consumer Staples: 6.0%
2,177,855		Dr Pepper Snapple Group, Inc.	265,698,310	4.2
389,947		PepsiCo, Inc.	42,453,530	0.6
371,856		Philip Morris International, Inc.	30,023,653	0.5
634,877		Other Securities	42,855,709	0.7
			381,031,202	6.0

		Energy: 1.4%
1,606,039	(2)	Enterprise Products Partners L.P.	44,439,099	0.7
1,029,743	(3)	Other Securities	42,743,231	0.7
			87,182,330	1.4

		Financials: 7.3%
651,430		Intercontinental Exchange, Inc.	47,912,676	0.7
2,452,809		Marsh & McLennan Cos., Inc.	201,056,754	3.2
1,053,426		PNC Financial Services Group, Inc.	142,317,852	2.2
809,363		State Street Corp.	75,343,602	1.2
			466,630,884	7.3

		Health Care: 14.0%
1,676,744		Abbott Laboratories	102,264,617	1.6

COMMON STOCK: (continued)
		Health Care: (continued)
316,597		Aetna, Inc.	$58,095,549	0.9
168,989		Anthem, Inc.	40,224,452	0.6
767,632		Becton Dickinson & Co.	183,893,922	2.9
1,724,579		Danaher Corp.	170,181,456	2.7
2,315,059		PerkinElmer, Inc.	169,531,771	2.7
200,024	(4)	Thermo Fisher Scientific, Inc.	41,432,971	0.6
324,448	(4)	UnitedHealth Group, Inc.	79,600,072	1.3
321,726	(5)	Other Securities	44,704,533	0.7
			889,929,343	14.0

		Industrials: 6.0%
534,317		Equifax, Inc.	66,848,400	1.0
1,300,499		Fortive Corp.	100,281,478	1.6
404,620	(1),(6)	Middleby Corp.	42,250,420	0.7
1,027,132		Republic Services, Inc.	70,214,744	1.1
926,788		Waste Connections, Inc.	69,768,601	1.1
124,374		Other Securities	34,316,030	0.5
			383,679,673	6.0

		Information Technology: 18.3%
3,147	(1),(7)	Adyen NV	1,733,715	0.0
27,132	(1)	Alphabet, Inc. — Class A	30,637,183	0.5
34,957	(1)	Alphabet, Inc. — Class C	38,999,777	0.6
148,700		Apple, Inc.	27,525,857	0.4
523,100	(1)	Facebook, Inc. — Class A	101,648,792	1.6
1,452,468		Fidelity National Information Services, Inc.	154,005,182	2.4
2,495,162	(1)	Fiserv, Inc.	184,866,553	2.9
357,950		Intuit, Inc.	73,130,975	1.2
119,448	(4)	Mastercard, Inc. — Class A	23,473,921	0.4
790,819		Maxim Integrated Products	46,389,442	0.7
1,935,600		Microsoft Corp.	190,869,516	3.0
574,648		TE Connectivity Ltd.	51,752,799	0.8
722,762	(4)	Texas Instruments, Inc.	79,684,510	1.3
1,188,957		Visa, Inc. — Class A	157,477,355	2.5
			1,162,195,577	18.3

		Materials: 0.3%
38,123		Other Securities	15,537,791	0.3

		Real Estate: 1.9%
822,410		American Tower Corp.	118,566,850	1.9

		Utilities: 7.1%
873,400		American Electric Power Co., Inc.	60,482,950	0.9

See Accompanying Notes to Financial Statements

59

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Utilities: (continued)
923,965		CMS Energy Corp.	$43,685,065	0.7
924,416		DTE Energy Co.	95,797,230	1.5
1,127,501		Eversource Energy	66,082,834	1.0
3,568,845		NiSource, Inc.	93,789,247	1.5
768,833		Xcel Energy, Inc.	35,120,291	0.6
771,126		Other Securities	57,590,022	0.9
			452,547,639	7.1

		Total Common Stock (Cost $3,699,259,447)	4,442,767,599	69.9

PREFERRED STOCK: 3.8%
		Financials: 1.3%
56,625	(1)	Wells Fargo & Co.	71,316,923	1.1
477,102	(3),(5)	Other Securities	12,823,452	0.2
			84,140,375	1.3

		Health Care: 1.1%
1,073,485	(1)	Becton Dickinson and Co.	66,395,047	1.1

		Industrials: 0.3%
17,812	(1)	Fortive Corp.	18,267,898	0.3

		Utilities: 1.1%
2,198,253	(3),(5)	Other Securities	71,012,450	1.1

		Total Preferred Stock (Cost $224,770,467)	239,815,770	3.8

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 16.5%
		Communications: 4.0%
11,535,000	(7)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	10,799,644	0.2
3,795,000	(7)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	3,491,400	0.0
30,521,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%–5.750%, 03/15/2021–01/15/2024	30,739,673	0.5
53,230,000	(7)	Netflix, Inc., 4.875%, 04/15/2028	50,803,776	0.8
46,020,000	(7)	Netflix, Inc., 5.875%, 11/15/2028	46,696,494	0.7
42,005,000	(6)	Netflix, Inc., 4.375%–5.875%, 02/15/2025–11/15/2026	40,562,514	0.7
3,050,000	(7)	Sirius XM Radio, Inc., 6.000%, 07/15/2024	3,114,813	0.1

CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
14,170,000	(7)	Unitymedia GmbH, 6.125%, 01/15/2025	$14,665,950	0.2
7,275,000		Verizon Communications, Inc., 3.335%, (US0003M + 1.000%), 03/16/2022	7,394,304	0.1
6,565,000	(7)	Zayo Group LLC / Zayo Capital, Inc., 5.750%, 01/15/2027	6,466,525	0.1
38,490,000		Other Securities	38,429,248	0.6
			253,164,341	4.0

		Consumer, Cyclical: 2.5%
10,455,000	(7)	Aramark Services, Inc., 5.000%, 04/01/2025	10,428,863	0.2
3,410,000	(7)	Aramark Services, Inc., 5.000%, 02/01/2028	3,265,075	0.0
6,410,000	(7)	Cedar Fair L.P. / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.375%, 04/15/2027	6,329,875	0.1
2,090,000		Dollar Tree, Inc., 3.055%, (US0003M + 0.700%), 04/17/2020	2,094,359	0.0
30,035,000	(7)	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.750%, 06/01/2027	28,458,163	0.5
6,160,000	(7)	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.000%, 06/01/2024	6,096,552	0.1
8,205,000	(7)	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.250%, 06/01/2026	8,102,437	0.1
26,995,000	(6),(7)	Tesla, Inc., 5.300%, 08/15/2025	24,126,781	0.4
47,605,000		Yum! Brands, Inc., 3.750%-6.875%, 09/15/2019–11/01/2043	46,531,957	0.7
26,320,541		Other Securities	26,601,702	0.4
			162,035,764	2.5

		Consumer, Non-cyclical: 2.3%
6,410,000		Anheuser-Busch InBev Finance, Inc., 3.623%, (US0003M + 1.260%), 02/01/2021	6,601,803	0.1
3,315,000		Becton Dickinson & Co., 2.675%, 12/15/2019	3,291,199	0.1
6,185,000		Becton Dickinson and Co., 3.344%, (US0003M + 1.030%), 06/06/2022	6,208,703	0.1

See Accompanying Notes to Financial Statements

60

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
9,545,000		Becton Dickinson and Co., 3.363%, 06/06/2024	$9,177,195	0.1
1,297,000	(7)	Fresenius Medical Care US Finance, Inc., 5.750%, 02/15/2021	1,360,859	0.0
33,490,000		HCA, Inc., 6.500%, 02/15/2020	34,955,188	0.6
9,285,000		HCA, Inc., 3.750%–4.250%, 03/15/2019–10/15/2019	9,366,600	0.1
7,545,000	(7)	Hologic, Inc., 4.375%, 10/15/2025	7,224,338	0.1
3,890,000		Philip Morris International, Inc., 2.751%, (US0003M + 0.420%), 02/21/2020	3,905,507	0.1
13,090,000		Philip Morris International, Inc., 2.000%-2.625%, 02/21/2020–02/18/2022	12,815,702	0.2
6,950,000	(7)	Reckitt Benckiser Treasury Services PLC, 2.895%, (US0003M + 0.560%), 06/24/2022	6,939,156	0.1
880,000	(7)	Universal Health Services, Inc., 3.750%, 08/01/2019	883,300	0.0
43,665,000		Other Securities	43,382,802	0.7
			146,112,352	2.3

		Energy: 0.3%
10,335,000		Shell International Finance BV, 2.806%, (US0003M + 0.450%), 05/11/2020	10,419,788	0.2
9,095,000		Other Securities	9,532,876	0.1
			19,952,664	0.3

		Financial: 4.0%
6,135,000		American Tower Corp., 3.300%, 02/15/2021	6,131,745	0.1
147,240,000	(6)	Kreditanstalt fuer Wiederaufbau, 2.875%, 04/03/2028	145,597,023	2.3
99,457,000		Other Securities	100,635,347	1.6
			252,364,115	4.0

		Industrial: 1.0%
625,000		Fortive Corp., 1.800%, 06/15/2019	618,234	0.0
3,175,000	(7)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/2023	3,139,281	0.1

CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
8,525,000	(7)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.848%, (US0003M + 3.500%), 07/15/2021	$8,625,595	0.1
54,573,769		Other Securities	54,486,369	0.8
			66,869,479	1.0

		Technology: 0.7%
18,405,000		Apple, Inc., 1.500%, 09/12/2019	18,179,158	0.3
1,790,000	(7)	Sensata Technologies BV, 5.000%, 10/01/2025	1,812,375	0.0
1,460,000	(7)	Sensata Technologies UK Financing Co. PLC, 6.250%, 02/15/2026	1,525,700	0.0
13,645,000	(7)	Solera LLC / Solera Finance, Inc., 10.500%, 03/01/2024	15,222,771	0.3
6,840,000		Other Securities	6,777,633	0.1
			43,517,637	0.7

		Utilities: 1.7%
13,957,000		Eversource Energy, 2.750%–3.300%, 03/15/2022–01/15/2028	13,341,573	0.2
6,115,000	(7),(8)	NiSource, Inc., 5.650%, 12/31/2199	6,076,781	0.1
88,870,000	(3)	Other Securities	86,413,283	1.4
			105,831,637	1.7

		Total Corporate Bonds/Notes (Cost $1,066,157,056)	1,049,847,989	16.5

ASSET-BACKED SECURITIES: 0.4%
		Other Asset-Backed Securities: 0.4%
8,111,703	(7)	Domino’s Pizza Master Issuer LLC 2017-1A A23, 4.118%, 07/25/2047	8,105,328	0.1
7,590,000	(7)	Domino’s Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	7,683,172	0.1
6,220,275	(7)	Taco Bell Funding 2016-1A A2I, 3.832%, 05/25/2046	6,239,339	0.1
5,141,165	(7)	Wendys Funding LLC 2018-1A A2I, 3.573%, 03/15/2048	5,006,312	0.1

		Total Asset-Backed Securities (Cost $26,853,829)	27,034,151	0.4

See Accompanying Notes to Financial Statements

61

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

BANK LOANS: 1.8%
	Basic Materials: 0.1%
4,006,434	HB Fuller Co. 1st Lien Term Loan B, 3.948%, (US0003M + 2.250%), 10/20/2024	$3,985,465	0.1

	Communications: 0.1%
6,850,000	Zayo Group LLC TL B2 1L, 4.230%, (US0003M + 2.250%), 01/19/2024	6,862,234	0.1

	Consumer, Cyclical: 0.1%
6,850,000	Formula One TL B3 1L, 4.480%, (US0003M + 2.500%), 02/01/2024	6,771,513	0.1

	Consumer, Non-cyclical: 0.3%
14,513,400	Change Healthcare Holdings LLC — TL B 1L, 4.730%, (US0003M + 2.750%), 03/01/2024	14,483,459	0.2
3,425,000	NVA Holdings Inc. — TL B3 1L, 5.052%, (US0003M + 3.750%), 02/02/2025	3,413,584	0.1
520,951	Prestige Brands, Inc. Term Loan B4, 3.980%, (US0003M + 2.750%), 01/26/2024	519,866	0.0
		18,416,909	0.3

	Electronics/Electrical: 0.0%
675,000	Kronos Incorporated 2017 Term Loan B, 5.358%, (US0003M + 3.000%), 11/01/2023	674,923	0.0

	Energy: 0.2%
9,846,188	Eagleclaw TL 1L, 6.306%, (US0003M + 4.250%), 06/24/2024	9,248,467	0.2

	Financial: 0.8%
50,995,000	HUB International Ltd. TL B 1L, 5.360%, (US0003M + 3.000%), 04/25/2025	43,963,197	0.7
1,366,860	Institutional Shareholder Services, Inc.—TL 1L, 6.058%, (US0003M + 3.750%), 10/16/2024	1,371,986	0.0
4,260,000	Vantiv LLC TL A5 1L, 4.576%, (US0003M + 2.250%), 01/16/2023	4,274,910	0.1
		49,610,093	0.8

BANK LOANS: (continued)
	Industrial: 0.1%
8,421,667	Manitowoc Foodservice, Inc. Term Loan B, 4.730%, (US0003M + 3.000%), 03/04/2023	$8,431,983	0.1

	Technology: 0.1%
6,843,568	Cypress Intermediate Holdings III Inc TL B 1L, 4.990%, (US0003M + 3.000%), 04/29/2024	5,498,568	0.1
1,002,857	Fiserv, Inc. TL, 3.218%, (US0003M + 1.250%), 10/25/2018	1,000,350	0.0
3,495,000	Kronos Inc./MA — TL B 1L, 5.358%, (US0003M + 3.000%), 11/01/2023	1,934,779	0.0
		8,433,697	0.1

	Total Bank Loans (Cost $112,671,609)	112,435,284	1.8

U.S. TREASURY OBLIGATIONS: 4.3%
	U.S. Treasury Notes: 4.3%
290,725,000	2.250%, 11/15/2027	$276,302,313	4.3

	Total U.S. Treasury Obligations (Cost $284,375,480)	276,302,313	4.3

	Total Long-Term Investments (Cost $5,414,087,888)	6,148,203,106	96.7

SHORT-TERM INVESTMENTS: 6.7%
	Securities Lending Collateral(9): 3.4%
50,478,945	Bank of Nova Scotia, Repurchase Agreement dated 06/29/18, 2.12%, due 07/02/18 (Repurchase Amount $50,487,741, collateralized by various U.S. Government Agency Obligations, 2.500%–6.430%, Market Value plus accrued interest $51,497,620, due 02/01/21–06/01/48)	50,478,945	0.8

See Accompanying Notes to Financial Statements

62

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
		Securities Lending Collateral(9): (continued)
10,522,264		Dominion Securities Inc., Repurchase Agreement dated 06/29/18, 2.11%, due 07/02/18 (Repurchase Amount $10,524,089, collateralized by various U.S. Government Agency Obligations, 3.000%–7.000%, Market Value plus accrued interest $10,732,709, due 11/01/36–06/01/48)	$10,522,264	0.2
50,478,945		Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $50,488,405, collateralized by various U.S. Government Securities, 2.750%–3.125%, Market Value plus accrued interest $51,488,533, due 11/15/42–08/15/44)	50,478,945	0.8
50,478,945		National Bank Financial, Repurchase Agreement dated 06/29/18, 2.01%, due 07/02/18 (Repurchase Amount $50,487,284, collateralized by various U.S. Government Securities, 0.000%–6.000%, Market Value plus accrued interest $51,488,534, due 09/06/18–09/09/49)	50,478,945	0.8
50,478,945		State of Wisconsin Investment Board, Repurchase Agreement dated 06/29/18, 2.30%, due 07/02/18 (Repurchase Amount $50,488,488, collateralized by various U.S. Government Securities, 0.125%–3.875%, Market Value plus accrued interest $51,488,901, due 07/15/19–02/15/48)	50,478,945	0.8
			212,438,044	3.4

Shares			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
		Mutual Funds: 3.3%
210,636,157	(10)	T. Rowe Price Reserve Investment Fund, 1.970% (Cost $210,636,157)	$210,636,157	3.3

		Total Short-Term Investments (Cost $423,074,201)	423,074,201	6.7

		Total Investments in Securities (Cost $5,837,162,089)	$6,571,277,307	103.4
		Liabilities in Excess of Other Assets	(215,345,504)	(3.4)
		Net Assets	$6,355,931,803	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2018.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security is a Master Limited Partnership.
(3)	The grouping contains securities on loan.
(4)	All or a portion of this security is pledged to cover open written call options at June 30, 2018.
(5)	The grouping contains non-income producing securities.
(6)	Security, or a portion of the security, is on loan.
(7)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(8)	Variable rate security. Rate shown is the rate in effect as of June 30, 2018.
(9)	Represents securities purchased with cash collateral received for securities on loan.
(10)	Rate shown is the 7-day yield as of June 30, 2018.

Reference Rate Abbreviations:
US0003M        3-month LIBOR

See Accompanying Notes to Financial Statements

63

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$485,466,310	$—	$—	$485,466,310
Consumer Staples	381,031,202	—	—	381,031,202
Energy	73,388,881	13,793,449	—	87,182,330
Financials	466,630,884	—	—	466,630,884
Health Care	889,929,343	—	—	889,929,343
Industrials	383,679,673	—	—	383,679,673
Information Technology	1,162,195,577	—	—	1,162,195,577
Materials	15,537,791	—	—	15,537,791
Real Estate	118,566,850	—	—	118,566,850
Utilities	452,547,639	—	—	452,547,639
Total Common Stock	4,428,974,150	13,793,449	—	4,442,767,599
Preferred Stock	221,547,872	18,267,898	—	239,815,770
Corporate Bonds/Notes	—	1,049,847,989	—	1,049,847,989
U.S. Treasury Obligations	—	276,302,313	—	276,302,313
Bank Loans	—	112,435,284	—	112,435,284
Asset-Backed Securities	—	27,034,151	—	27,034,151
Short-Term Investments	210,636,157	212,438,044	—	423,074,201
Total Investments, at fair value	$4,861,158,179	$1,710,119,128	$—	$6,571,277,307
Liabilities Table
Other Financial Instruments+
Written Options	$—	$(31,669,387)	$—	$(31,669,387)
Total Liabilities	$—	$(31,669,387)	$—	$(31,669,387)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2018, the following OTC written equity options were outstanding for VY® T. Rowe Price Capital Appreciation Portfolio:

Description	Counterparty	Put/ Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount	Premiums Received	Fair Value
Abbott Laboratories	Citigroup Global Markets	Call	01/18/19	65.000	USD	2,529	15,424,371	$598,794	$(465,336)
Abbott Laboratories	Deutsche Bank AG	Call	01/18/19	67.500	USD	1,029	6,275,871	188,616	(128,625)
Alphabet, Inc. — Class A	Citigroup Global Markets	Call	01/18/19	1,260.000	USD	28	3,161,732	150,340	(113,400)
Alphabet, Inc. — Class A	Credit Suisse Securities (USA) LLC	Call	01/18/19	1,200.000	USD	243	27,439,317	1,400,744	(1,402,110)
Alphabet, Inc. — Class C	Citigroup Global Markets	Call	01/18/19	1,260.000	USD	103	11,491,195	526,055	(335,780)
Alphabet, Inc. — Class C	Credit Suisse Securities (USA) LLC	Call	01/18/19	1,200.000	USD	246	27,444,990	1,159,718	(1,340,700)
American Tower Corp.	JPMorgan Chase Bank N.A.	Call	01/18/19	160.000	USD	534	7,698,678	274,642	(110,805)
American Tower Corp.	JPMorgan Chase Bank N.A.	Call	01/18/19	165.000	USD	533	7,684,261	204,175	(71,955)
Anthem Inc.	Citigroup Global Markets	Call	01/18/19	260.000	USD	547	13,020,241	511,305	(408,883)
Anthem Inc.	Citigroup Global Markets	Call	01/18/19	270.000	USD	957	22,779,471	745,492	(459,360)
Apple Inc.	Credit Suisse Securities (USA) LLC	Call	01/18/19	200.000	USD	1,487	27,525,857	992,097	(1,040,900)
Enterprise Products Partners L.P.	Citigroup Global Markets	Call	01/18/19	30.000	USD	5,615	15,536,705	457,425	(308,825)
Facebook, Inc. — Class A	Citigroup Global Markets	Call	01/18/19	180.000	USD	1,007	19,568,024	1,090,863	(2,626,256)
Intercontinental Exchange, Inc.	Citigroup Global Markets	Call	01/18/19	80.000	USD	2,153	15,835,315	578,940	(403,687)
Intuit, Inc.	JPMorgan Chase Bank N.A.	Call	01/18/19	190.000	USD	906	18,475,333	819,558	(2,382,780)

See Accompanying Notes to Financial Statements

64

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Description	Counterparty	Put/ Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount	Premiums Received	Fair Value
Mastercard Inc. — Class A	Goldman Sachs & Co.	Call	01/18/19	180.000	USD	597	11,717,498	$748,540	$(1,510,410)
Mastercard Inc. — Class A	Goldman Sachs & Co.	Call	01/18/19	185.000	USD	597	11,717,498	629,388	(1,329,519)
Microsoft Corp.	JPMorgan Chase Bank N.A.	Call	01/18/19	100.000	USD	1,764	17,394,804	769,580	(1,102,500)
Microsoft Corp.	JPMorgan Chase Bank N.A.	Call	01/18/19	105.000	USD	1,512	14,909,832	582,391	(635,040)
Microsoft Corp.	JPMorgan Chase Bank N.A.	Call	01/18/19	110.000	USD	4,717	46,514,337	1,340,410	(1,221,703)
Philip Morris International Inc.	Citigroup Global Markets	Call	01/18/19	115.000	USD	881	7,113,194	353,369	(55,503)
PNC Financial Services Group, Inc.	Citigroup Global Markets	Call	01/18/19	180.000	USD	137	1,850,870	71,514	(4,110)
PNC Financial Services Group, Inc.	Credit Suisse Securities (USA) LLC	Call	01/18/19	140.000	USD	168	2,269,680	104,087	(125,160)
PNC Financial Services Group, Inc.	Credit Suisse Securities (USA) LLC	Call	01/18/19	145.000	USD	167	2,256,170	80,101	(80,577)
PNC Financial Services Group, Inc.	Credit Suisse Securities (USA) LLC	Call	01/18/19	150.000	USD	168	2,269,680	61,794	(55,860)
PNC Financial Services Group, Inc.	Credit Suisse Securities (USA) LLC	Call	01/18/19	155.000	USD	168	2,269,680	45,460	(38,304)
PNC Financial Services Group, Inc.	Credit Suisse Securities (USA) LLC	Call	01/18/19	165.000	USD	1,372	18,535,720	489,804	(136,514)
State Street Corp.	Citigroup Global Markets	Call	01/18/19	100.000	USD	973	9,057,657	760,974	(408,660)
Texas Instruments Inc.	Goldman Sachs & Co.	Call	01/18/19	125.000	USD	1,028	11,333,700	452,630	(287,840)
Texas Instruments Inc.	Goldman Sachs & Co.	Call	01/18/19	130.000	USD	1,028	11,333,700	332,067	(188,124)
The Priceline Group, Inc.	Citigroup Global Markets	Call	01/18/19	1,900.000	USD	38	7,702,942	540,033	(913,520)
The Priceline Group, Inc.	Citigroup Global Markets	Call	01/18/19	2,000.000	USD	38	7,702,942	415,321	(707,788)
The Priceline Group, Inc.	Citigroup Global Markets	Call	01/18/19	2,300.000	USD	67	13,581,503	470,433	(409,370)
Thermo Fisher Scientific Inc.	Bank of America N.A.	Call	01/18/19	230.000	USD	533	11,040,562	528,405	(239,850)
Thermo Fisher Scientific Inc.	Bank of America N.A.	Call	01/18/19	240.000	USD	534	11,061,276	365,376	(136,170)
UnitedHealth Group Inc.	Goldman Sachs & Co.	Call	01/18/19	260.000	USD	719	17,639,946	480,019	(683,050)
UnitedHealth Group Inc.	Goldman Sachs & Co.	Call	01/18/19	270.000	USD	2,061	50,564,574	1,183,793	(1,339,650)
Visa, Inc. — Class A	Citigroup Global Markets	Call	01/18/18	115.000	USD	331	4,384,095	108,607	(705,858)
Visa, Inc. — Class A	Citigroup Global Markets	Call	01/18/19	105.000	USD	331	4,384,095	204,252	(1,009,550)
Visa, Inc. — Class A	Citigroup Global Markets	Call	01/18/19	110.000	USD	331	4,384,095	150,994	(867,220)
Visa, Inc. — Class A	Citigroup Global Markets	Call	01/18/19	120.000	USD	915	12,119,175	357,985	(1,609,485)
Visa, Inc. — Class A	Citigroup Global Markets	Call	01/18/19	125.000	USD	888	11,761,560	321,716	(1,221,000)
Visa, Inc. — Class A	Credit Suisse Securities (USA) LLC	Call	01/18/19	135.000	USD	1,346	17,827,770	574,284	(1,047,188)
Visa, Inc. — Class A	Credit Suisse Securities (USA) LLC	Call	01/18/19	140.000	USD	1,293	17,125,785	579,821	(735,717)
Visa, Inc. — Class A	Credit Suisse Securities (USA) LLC	Call	01/17/20	150.000	USD	549	7,271,505	508,594	(510,570)
Visa, Inc. — Class A	Credit Suisse Securities (USA) LLC	Call	01/17/20	155.000	USD	549	7,271,505	413,177	(358,223)
Visa, Inc. — Class A	Credit Suisse Securities (USA) LLC	Call	01/17/20	160.000	USD	549	7,271,505	334,231	(345,870)
Yum! Brands, Inc.	Citigroup Global Markets	Call	01/18/19	95.000	USD	1,473	11,521,806	260,323	(50,082)
								$24,318,237	$(31,669,387)

Currency Abbreviations

USD — United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Written options, at fair value	$31,669,387
Total Liability Derivatives		$31,669,387

See Accompanying Notes to Financial Statements

65

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2018 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Written options	Totals
Equity contracts	$7,833,569	$—	$13,168,161	$21,001,730
Foreign exchange contracts	—	355,412	—	355,412
Total	$7,833,569	$355,412	$13,168,161	$21,357,142

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Written options	Totals
Equity contracts	$(4,074,391)	$42,612,967	$38,538,576
Total	$(4,074,391)	$42,612,967	$38,538,576

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2018:

	Bank of America N.A.	Citigroup Global Markets	Credit Suisse Securities (USA) LLC	Deutsche Bank AG	Goldman Sachs & Co.	JPMorgan Chase Bank N.A.	Totals
Liabilities:
Written options	$376,020	$13,083,673	$7,217,693	$128,625	$5,338,593	$5,524,783	$31,669,387
Total Liabilities	$376,020	$13,083,673	$7,217,693	$128,625	$5,338,593	$5,524,783	$31,669,387

Net OTC derivative instruments by counterparty, at fair value	$(376,020)	$(13,083,673)	$(7,217,693)	$(128,625)	$(5,338,593)	$(5,524,783)	$(31,669,387)

Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—	$—	$—

Net Exposure(1)	$(376,020)	$(13,083,673)	$(7,217,693)	$(128,625)	$(5,338,593)	$(5,524,783)	$(31,669,387)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $5,820,997,635.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$804,026,828
Gross Unrealized Depreciation	(85,271,023)
Net Unrealized Appreciation	$718,755,805

See Accompanying Notes to Financial Statements

66

VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED)

Sector Diversification
as of June 30, 2018
(as a percentage of net assets)

Financials	24.9%
Health Care	12.5%
Energy	10.6%
Industrials	10.1%
Information Technology	7.8%
Consumer Discretionary	7.6%
Consumer Staples	6.7%
Utilities	6.5%
Materials	5.6%
Telecommunication Services	3.0%
Real Estate	2.8%
Consumer, Cyclical	0.5%
Assets in Excess of Other Liabilities*	1.4%
Net Assets	100.0%
* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 95.6%
		Consumer Discretionary: 7.6%
253,661		Comcast Corp. — Class A	$8,322,617	0.9
123,779		Las Vegas Sands Corp.	9,451,765	1.1
426,800		Twenty-First Century Fox, Inc. — Class B	21,028,436	2.4
1,050,759	(1)	Other Securities	28,448,857	3.2
			67,251,675	7.6

		Consumer Staples: 6.7%
108,200		Kimberly-Clark Corp.	11,397,788	1.3
67,300		PepsiCo, Inc.	7,326,951	0.8
107,400		Philip Morris International, Inc.	8,671,476	1.0
164,800		Tyson Foods, Inc.	11,346,480	1.3
104,700		Walmart, Inc.	8,967,555	1.0
326,775		Other Securities	11,866,986	1.3
			59,577,236	6.7

		Energy: 10.6%
182,175		Apache Corp.	8,516,681	1.0
83,390		Chevron Corp.	10,542,998	1.2
289,624		Exxon Mobil Corp.	23,960,594	2.7
190,100		Hess Corp.	12,715,789	1.4
122,300		Occidental Petroleum Corp.	10,234,064	1.1
309,400		Total S.A. ADR	18,737,264	2.1
210,100		TransCanada Corp.	9,076,320	1.0

COMMON STOCK: (continued)
		Energy: (continued)
19,040		Other Securities	$1,050,627	0.1
			94,834,337	10.6

		Financials: 24.7%
219,502		American International Group, Inc.	11,637,996	1.3
98,603		Chubb Ltd.	12,524,553	1.4
156,000		Citigroup, Inc.	10,439,520	1.2
364,100		Fifth Third Bancorp	10,449,670	1.2
306,444		JPMorgan Chase & Co.	31,931,465	3.6
389,500		Keycorp	7,610,830	0.8
196,122		Loews Corp.	9,468,770	1.1
294,200		Metlife, Inc.	12,827,120	1.4
333,800		Morgan Stanley	15,822,120	1.8
63,700		PNC Financial Services Group, Inc.	8,605,870	1.0
133,600		State Street Corp.	12,436,824	1.4
280,600		US Bancorp	14,035,612	1.6
506,200		Wells Fargo & Co.	28,063,728	3.1
658,284	(2)	Other Securities	34,035,528	3.8
			219,889,606	24.7

		Health Care: 11.7%
67,164		Anthem, Inc.	15,987,047	1.8
114,118		CVS Health Corp.	7,343,493	0.8
148,900		Gilead Sciences, Inc.	10,548,076	1.2
91,700		GlaxoSmithKline PLC ADR	3,696,427	0.4
274,600		GlaxoSmithKline PLC	5,536,189	0.6
127,100		Johnson & Johnson	15,422,314	1.7
146,027		Medtronic PLC	12,501,372	1.4
154,700		Merck & Co., Inc.	9,390,290	1.1
346,776		Pfizer, Inc.	12,581,033	1.4
139,800		Other Securities	11,605,152	1.3
			104,611,393	11.7

		Industrials: 10.1%
46,000		Boeing Co.	15,433,460	1.7
98,500		Harris Corp.	14,237,190	1.6
398,001		Johnson Controls International plc	13,313,133	1.5
98,700		United Parcel Service, Inc. — Class B	10,484,901	1.2
953,446	(2)	Other Securities	36,334,178	4.1
			89,802,862	10.1

		Information Technology: 7.8%
342,000		Cisco Systems, Inc.	14,716,260	1.7
200,600		Microsoft Corp.	19,781,166	2.2
272,900		Qualcomm, Inc.	15,315,148	1.7
384,700		Other Securities	19,684,696	2.2
			69,497,270	7.8

See Accompanying Notes to Financial Statements

67

VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Materials: 5.6%
227,800		CF Industries Holdings, Inc.	$10,114,320	1.1
281,815		DowDuPont, Inc.	18,577,245	2.1
152,193		International Paper Co.	7,926,211	0.9
156,957		Other Securities	13,427,287	1.5
			50,045,063	5.6

		Real Estate: 2.8%
114,800		Equity Residential	7,311,612	0.8
379,422		Other Securities	17,511,208	2.0
			24,822,820	2.8

		Telecommunication Services: 3.0%
350,858		Verizon Communications, Inc.	17,651,666	2.0
910,171		Other Securities	8,728,952	1.0
			26,380,618	3.0

		Utilities: 5.0%
419,990		NiSource, Inc.	11,037,337	1.2
344,330		Southern Co.	15,945,923	1.8
306,185		Other Securities	17,415,081	2.0
			44,398,341	5.0

		Total Common Stock (Cost $675,580,444)	851,111,221	95.6

PREFERRED STOCK: 2.3%
		Health Care: 0.8%
117,212	(3)	Becton Dickinson and Co.	7,249,562	0.8

		Utilities: 1.5%
197,800	(1),(2)	Other Securities	12,990,644	1.5

		Total Preferred Stock (Cost $17,661,255)	20,240,206	2.3

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 0.5%
		Consumer, Cyclical: 0.5%
4,285,000	(4)	Mattel, Inc., 6.750%, 12/31/2025	4,183,231	0.5

		Total Corporate Bonds/Notes (Cost $4,234,646)	4,183,231	0.5

CONVERTIBLE BONDS/NOTES: 0.2%
		Financial: 0.2%
1,632,000	(4)	AXA SA, 7.250%, 05/15/2021	1,708,740	0.2
		Total Convertible Bonds/Notes (Cost $1,632,000)	1,708,740	0.2
		Total Long-Term Investments (Cost $699,108,345)	877,243,398	98.6

SHORT-TERM INVESTMENTS: 1.7%
		Securities Lending Collateral(5): 0.6%
1,227,597		Bank of Nova Scotia, Repurchase Agreement dated 06/29/18, 2.12%, due 07/02/18 (Repurchase Amount $1,227,811, collateralized by various U.S. Government Agency Obligations, 2.500%–6.430%, Market Value plus accrued interest $1,252,370, due 02/01/21–06/01/48)	$1,227,597	0.2
1,227,597		Dominion Securities Inc., Repurchase Agreement dated 06/29/18, 2.11%, due 07/02/18 (Repurchase Amount $1,227,810, collateralized by various U.S. Government Agency Obligations, 3.000%–7.000%, Market Value plus accrued interest $1,252,149, due 11/01/36–06/01/48)	1,227,597	0.1
1,227,597		Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $1,227,827, collateralized by various U.S. Government Securities, 2.750%–3.125%, Market Value plus accrued interest $1,252,149, due 11/15/42–08/15/44)	1,227,597	0.2
1,227,597		National Bank Financial, Repurchase Agreement dated 06/29/18, 2.01%, due 07/02/18 (Repurchase Amount $1,227,800, collateralized by various U.S. Government Securities, 0.000%–6.000%, Market Value plus accrued interest $1,252,149, due 09/06/18–09/09/49)	1,227,597	0.1
258,155		Natwest Markets PLC, Repurchase Agreement dated 06/29/18, 2.09%, due 07/02/18 (Repurchase Amount $258,199, collateralized by various U.S. Government Securities, 2.500%–6.625%, Market Value plus accrued interest $263,321, due 05/15/20–05/15/46)	258,155	0.0
			5,168,543	0.6

See Accompanying Notes to Financial Statements

68

VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
		Mutual Funds: 1.1%
10,215,268	(6)	T. Rowe Price Reserve Investment Fund, 1.970% (Cost $10,215,268)	$10,215,268	1.1

		Total Short-Term Investments (Cost $15,383,811)	15,383,811	1.7

		Total Investments in Securities (Cost $714,492,156)	$892,627,209	100.3
		Liabilities in Excess of Other Assets	(2,294,463)	(0.3)
		Net Assets	$890,332,746	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2018.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	The grouping contains securities on loan.
(2)	The grouping contains non-income producing securities.
(3)	Non-income producing security.
(4)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(5)	Represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of June 30, 2018.

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$67,251,675	$—	$—	$67,251,675
Consumer Staples	59,577,236	—	—	59,577,236
Energy	94,834,337	—	—	94,834,337
Financials	219,889,606	—	—	219,889,606
Health Care	99,075,204	5,536,189	—	104,611,393
Industrials	89,802,862	—	—	89,802,862
Information Technology	69,497,270	—	—	69,497,270
Materials	48,513,468	1,531,595	—	50,045,063
Real Estate	24,822,820	—	—	24,822,820
Telecommunication Services	21,388,835	4,991,783	—	26,380,618
Utilities	44,398,341	—	—	44,398,341
Total Common Stock	839,051,654	12,059,567	—	851,111,221
Preferred Stock	20,240,206	—	—	20,240,206
Corporate Bonds/Notes	—	4,183,231	—	4,183,231
Convertible Bonds/Notes	—	1,708,740	—	1,708,740
Short-Term Investments	10,215,268	5,168,543	—	15,383,811
Total Investments, at fair value	$869,507,128	$23,120,081	$—	$892,627,209

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2018 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$4,849
Total	$4,849

See Accompanying Notes to Financial Statements

69

VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $720,293,130.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$212,367,375
Gross Unrealized Depreciation	(40,035,462)
Net Unrealized Appreciation	$172,331,913

See Accompanying Notes to Financial Statements

70

VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED)

Geographic Diversification
as of June 30, 2018
(as a percentage of net assets)

Japan	14.6%
United Kingdom	9.8%
Germany	8.4%
China	7.4%
Switzerland	5.6%
France	5.6%
Canada	5.4%
Hong Kong	5.0%
India	4.4%
United States	4.2%
Countries between 0.2%–3.4%ˆ	28.1%
Assets in Excess of Other Liabilities*	1.5%
Net Assets	100.0%

* Includes short-term investments.
ˆ Includes 22 countries, which each represents 0.2%–3.4% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.3%
		Australia: 1.9%
238,325		Amcor Ltd.	$2,539,279	1.1
690,285		South32 Ltd.	1,843,285	0.8
			4,382,564	1.9

		Austria: 1.4%
79,947		Erste Group Bank AG	3,332,987	1.4

		Belgium: 0.8%
18,871		Anheuser-Busch InBev SA/NV	1,903,425	0.8

		Bermuda: 0.5%
58,388	(1)	Other Securities	1,131,559	0.5

		Brazil: 1.2%
338,709	(1)	Other Securities	2,644,941	1.2

		Canada: 5.4%
71,300		Canadian Natural Resources Ltd.	2,573,449	1.1
30,000		Magna International, Inc.	1,743,900	0.8
225,778	(1)	Other Securities	8,119,726	3.5
			12,437,075	5.4

		China: 7.4%
21,721	(2)	Alibaba Group Holding Ltd. ADR	4,029,897	1.7
99,600		Tencent Holdings Ltd.	5,001,454	2.2

COMMON STOCK: (continued)
		China: (continued)
1,265,733	(1)	Other Securities	$8,079,582	3.5
			17,110,933	7.4

		Denmark: 0.6%
31,197		Other Securities	1,417,473	0.6

		Finland: 1.1%
50,792		Sampo OYJ	2,473,608	1.1

		France: 5.6%
17,195		Air Liquide SA	2,155,313	0.9
1,151		Dassault Aviation SA	2,188,589	1.0
21,382		Schneider Electric SE	1,778,274	0.8
30,768		Thales S.A.	3,958,428	1.7
44,653		Other Securities	2,742,848	1.2
			12,823,452	5.6

		Germany: 8.4%
48,624		Bayer AG	5,340,069	2.3
39,278		Fresenius SE & Co. KGaA	3,144,785	1.4
44,494	(3)	Scout24 AG	2,355,030	1.0
23,489	(2),(3)	Siemens Healthineers AG	967,950	0.4
6,379	(2),(3)	Zalando SE	355,515	0.2
417,113	(1)	Other Securities	7,271,663	3.1
			19,435,012	8.4

		Hong Kong: 5.0%
542,000		AIA Group Ltd.	4,721,585	2.0
359,240		CK Hutchison Holdings Ltd.	3,802,923	1.7
48,900		Jardine Matheson Holdings Ltd.	3,081,347	1.3
			11,605,855	5.0

		India: 4.4%
23,573		Axis Bank Ltd. GDR	877,804	0.4
171,254		Axis Bank Ltd.	1,278,564	0.5
130,386		Housing Development Finance Corp.	3,633,151	1.6
1,195,146		NTPC Ltd.	2,787,193	1.2
545,019		Other Securities	1,640,142	0.7
			10,216,854	4.4

		Indonesia: 1.4%
1,535,700		Bank Central Asia Tbk PT	2,293,461	1.0
23,439,000		Other Securities	1,014,109	0.4
			3,307,570	1.4

		Italy: 0.8%
269,858		Banca Mediolanum SpA	1,822,855	0.8

		Japan: 14.6%
209,900		Mitsubishi Electric Corp.	2,784,936	1.2
11,200		Murata Manufacturing Co., Ltd.	1,880,216	0.8
74,200		Nippon Telegraph & Telephone Corp.	3,370,758	1.4

See Accompanying Notes to Financial Statements

71

VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Japan: (continued)
82,800		Seven & I Holdings Co., Ltd.	$3,611,379	1.6
144,000		Sumitomo Corp.	2,361,575	1.0
1,122,200	(1),(4)	Other Securities	19,780,939	8.6
			33,789,803	14.6

		Malaysia: 0.2%
953,700		Other Securities	374,890	0.2

		Mexico: 0.5%
172,469		Other Securities	1,153,818	0.5

		Netherlands: 3.2%
236	(2),(3)	Adyen NV	130,015	0.1
14,829		Airbus SE	1,730,470	0.8
11,066		ASML Holding NV	2,189,796	0.9
18,631	(2)	NXP Semiconductor NV — NXPI — US	2,035,809	0.9
29,874		Other Securities	1,265,702	0.5
			7,351,792	3.2

		Peru: 0.3%
3,475		Other Securities	782,292	0.3

		Philippines: 0.2%
34,340		Other Securities	563,347	0.2

		Singapore: 0.5%
76,043	(1),(4)	Other Securities	1,140,645	0.5

		South Africa: 0.5%
268,121		Other Securities	1,245,530	0.5

		South Korea: 3.4%
4,304		NAVER Corp.	2,945,248	1.3
76,885		Samsung Electronics Co., Ltd.	3,220,680	1.4
1,248		Other Securities	1,563,835	0.7
			7,729,763	3.4

		Spain: 3.2%
39,849		Amadeus IT Group SA	3,133,428	1.4
127,839		Grifols SA ADR	2,748,539	1.2
348,423		Other Securities	1,499,714	0.6
			7,381,681	3.2

		Sweden: 2.4%
146,349		Essity AB	3,600,417	1.5
36,303	(2)	Hexagon AB	2,017,255	0.9
			5,617,672	2.4

		Switzerland: 5.6%
37,285		Julius Baer Group Ltd.	2,183,837	0.9
47,961		Nestle SA	3,717,018	1.6
9,859		Roche Holding AG	2,187,300	1.0
254,021		UBS Group AG	3,894,234	1.7
1,265		Other Securities	883,701	0.4
			12,866,090	5.6

COMMON STOCK: (continued)
		Taiwan: 2.3%
13,000		Largan Precision Co. Ltd.	$1,909,796	0.8
488,000		Taiwan Semiconductor Manufacturing Co., Ltd.	3,465,327	1.5
			5,375,123	2.3

		Thailand: 0.6%
600,600		Other Securities	1,331,103	0.6

		United Arab Emirates: 1.1%
532,005		Other Securities	2,425,238	1.1

		United Kingdom: 9.8%
103,214		British American Tobacco PLC	5,199,233	2.3
577,634	(3)	ConvaTec Group PLC	1,612,612	0.7
31,785		London Stock Exchange Group PLC	1,871,166	0.8
94,002		Prudential PLC	2,142,898	0.9
49,856		Shire PLC	2,808,827	1.2
931,141		Vodafone Group PLC	2,255,493	1.0
208,055	(1)	Other Securities	6,615,982	2.9
			22,506,211	9.8

		United States: 4.0%
1,748	(2)	Booking Holdings, Inc.	3,543,353	1.6
14,300		Mastercard, Inc. — Class A	2,810,236	1.2
70,826	(1)	Other Securities	2,839,682	1.2
			9,193,271	4.0
		Total Common Stock (Cost $193,444,136)	226,874,432	98.3

PREFERRED STOCK: 0.2%
		United States: 0.2%
9,427	(2),(5), (6)	Xiaoju Kuaizhi, Inc. — Series A-17 (DiDi Chuxing, Inc.)	455,890	0.2

		Total Preferred Stock (Cost $258,546)	455,890	0.2

		Total Long-Term Investments (Cost $193,702,682)	227,330,322	98.5

See Accompanying Notes to Financial Statements

72

VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 1.4%
		Securities Lending Collateral(7): 0.9%
1,987,503		Cantor Fitzgerald Securities, Repurchase Agreement dated 06/29/18, 2.08%, due 07/02/18 (Repurchase Amount $1,987,843, collateralized by various U.S. Government Agency Obligations, 1.691%–8.500%, Market Value plus accrued interest $2,027,253, due 07/25/18–06/15/53) (Cost $1,987,503)	$1,987,503	0.9

Shares			Value	Percentage of Net Assets

		Mutual Funds: 0.5%
1,254,372	(8)	T. Rowe Price Reserve Investment Fund, 1.970% (Cost $1,254,372)	1,254,372	0.5

		Total Short-Term Investments (Cost $3,241,875)	3,241,875	1.4

		Total Investments in Securities (Cost $196,944,557)	$230,572,197	99.9
		Assets in Excess of Other Liabilities	280,244	0.1
		Net Assets	$230,852,441	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2018.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	The grouping contains non-income producing securities.
(2)	Non-income producing security.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	The grouping contains securities on loan.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(6)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2018, the Portfolio held restricted securities with a fair value of $455,890 or 0.20% of net assets. Please refer to the table below for additional details.
(7)	Represents securities purchased with cash collateral received for securities on loan.
(8)	Rate shown is the 7-day yield as of June 30, 2018.

Sector Diversification	Percentage of Net Assets
Information Technology	19.9%
Financials	17.9
Health Care	14.0
Consumer Staples	12.8
Industrials	12.0
Consumer Discretionary	9.3
Materials	3.8
Telecommunication Services	3.4
Energy	3.1
Utilities	1.7
Real Estate	0.6
Short-Term Investments	1.4
Assets in Excess of Other Liabilities	0.1
Net Assets	100.0%

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$4,382,564	$—	$4,382,564
Austria	—	3,332,987	—	3,332,987
Belgium	—	1,903,425	—	1,903,425
Bermuda	1,131,559	—	—	1,131,559
Brazil	2,644,941	—	—	2,644,941
Canada	12,437,075	—	—	12,437,075
China	5,546,627	11,564,306	—	17,110,933
Denmark	—	1,417,473	—	1,417,473
Finland	—	2,473,608	—	2,473,608
France	—	12,823,452	—	12,823,452
Germany	—	19,435,012	—	19,435,012
Hong Kong	—	11,605,855	—	11,605,855
India	—	10,216,854	—	10,216,854
Indonesia	1,014,109	2,293,461	—	3,307,570

See Accompanying Notes to Financial Statements

73

VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table (continued)
Investments, at fair value (continued)
Italy	$—	$1,822,855	$—	$1,822,855
Japan	200,709	33,589,094	—	33,789,803
Malaysia	—	374,890	—	374,890
Mexico	1,153,818	—	—	1,153,818
Netherlands	2,165,824	5,185,968	—	7,351,792
Peru	782,292	—	—	782,292
Philippines	—	563,347	—	563,347
Singapore	1,140,645	—	—	1,140,645
South Africa	—	1,245,530	—	1,245,530
South Korea	—	7,729,763	—	7,729,763
Spain	2,748,539	4,633,142	—	7,381,681
Sweden	—	5,617,672	—	5,617,672
Switzerland	—	12,866,090	—	12,866,090
Taiwan	—	5,375,123	—	5,375,123
Thailand	—	1,331,103	—	1,331,103
United Arab Emirates	2,425,238	—	—	2,425,238
United Kingdom	2,272,444	20,233,767	—	22,506,211
United States	9,193,271	—	—	9,193,271
Total Common Stock	44,857,091	182,017,341	—	226,874,432
Preferred Stock	—	—	455,890	455,890
Short-Term Investments	1,254,372	1,987,503	—	3,241,875
Total Investments, at fair value	$46,111,463	$184,004,844	$455,890	$230,572,197
Other Financial Instruments+
Forward Foreign Currency Contracts	—	24,477	—	24,477
Total Assets	$46,111,463	$184,029,321	$455,890	$230,596,674

(1)	For the period ended June 30, 2018, as a result of the fair value pricing procedures for international equities utilized by the Portfolio (Note 2) certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period. At June 30, 2018, securities valued at $12,354,513 were transferred from Level 1 to Level 2 within the fair value hierarchy.
ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2018, VY® T. Rowe Price International Stock Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Xiaoju Kuaizhi, Inc.- Series A-17 (DiDi Chuxing, Inc.)	10/19/2015	$258,546	$455,890
		$258,546	$455,890

At June 30, 2018, the following forward foreign currency contracts were outstanding for VY® T. Rowe Price International Stock Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 1,198,553	GBP 896,000	Bank of America N.A.	07/13/18	$15,501
USD 1,774,439	JPY 195,348,000	Citibank N.A.	07/13/18	8,807
USD 17,367	JPY 1,906,382	The Bank of New York Mellon	07/02/18	148
USD 6,209	JPY 685,072	The Bank of New York Mellon	07/03/18	21
				$24,477

See Accompanying Notes to Financial Statements

74

VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Currency Abbreviations

GBP — British Pound

JPY — Japanese Yen

USD — United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$24,477
Total Asset Derivatives		$24,477

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2018 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$(110,126)
Total	$(110,126)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$69,068
Total	$69,068

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2018:

	Bank of America N.A.	Citibank N.A.	The Bank of New York Mellon	Totals
Assets:
Forward foreign currency contracts	$15,501	$8,807	$169	$24,477
Total Assets	$15,501	$8,807	$169	$24,477
Net OTC derivative instruments by counterparty, at fair value	$15,501	$8,807	$169	$24,477
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—

Net Exposure(1)	$15,501	$8,807	$169	$24,477

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $200,238,699.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$41,346,796
Gross Unrealized Depreciation	(10,393,392)
Net Unrealized Appreciation	$30,953,404

See Accompanying Notes to Financial Statements

75

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

RETIREMENT | INVESTMENTS | INSURANCE voyainvestments.com	VPSAR-VIT1AISS2 (0618-082218)

Semi-Annual Report
June 30, 2018
Classes ADV, I, P2, R6, S and S2
Voya Investors Trust
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Voya High Yield Portfolio

■
Voya Large Cap Growth Portfolio

■
Voya Large Cap Value Portfolio

■
Voya Limited Maturity Bond Portfolio

■
Voya Multi-Manager Large Cap Core Portfolio

■
Voya U.S. Stock Index Portfolio

■
VY® Clarion Real Estate Portfolio

■
VY® Franklin Income Portfolio

■
VY® JPMorgan Small Cap Core Equity Portfolio

■
VY® Templeton Global Growth Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for certain Portfolios. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

(This Page Intentionally Left Blank)

President’s Letter

Mid-Year Outlook
Dear Shareholder,
Market performance has been disappointing in the first half of 2018, as illustrated by the year-to-date returns in U.S. equities, despite two back-to-back quarters of over 20% earnings growth. Such periods of sweeping weak equity and bond returns are uncommon, especially when corporate profits look robust. Profits do not arise from nowhere: statistical reports this year show strong economic growth, expansion of jobs and higher consumer spending. How can we explain the disconnection between the economy and financial markets?
Investors have had to process a range of mixed signals: U.S. economic statistics point to strong growth, but the rest of the world has moderated, particularly the emerging markets. Trade concerns have clouded the financial market narrative, with scant visibility to a resolution. There are other risks besides trade conflict, such as complicated U.S. politics with the approaching mid-term elections, inflation overshoots potentially quickening the pace of interest rates increases and populist politics throwing into question the sustainability of the euro zone. The response to all this uncertainty has been vacillation between bursts of pessimism and optimism, which has led to market tumbles and rallies in rapid succession.
As 2019 approaches, we will see whether optimism or pessimism sets the tone for the year. The current state of heightened volatility may or may not persist. If it does, investors can expect to feel the pull of temptation — it is hard to resist the impulse to change one’s investment strategy seeking to avoid downturns. We believe it is important to remember that regardless of what happens in the financial markets, investors generally are better off sticking to their plans. A plan based upon your long-term goals and risk tolerances, developed with your financial advisor, offers the best chance of reaching your destination.
If your goals or needs have changed, thoroughly discuss these issues with your investment advisor before making any changes to your investment plan. Voya seeks to remain a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Dina Santoro
President
Voya Family of Funds
July 19, 2018
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

Market Perspective: Six Months Ended June 30, 2018

Our new fiscal year commenced with global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, in seemingly robust health. The Index had returned 18.48% in 2017, rising in every month. A “buy-the-dip” mentality prevailed among investors in risk assets, in which disappointments were soon forgiven. A narrative of synchronized global growth and corporate earnings, with monetary conditions still historically easy, looked intact. (The Index returned 0.43% for the six-months ended June 30, 2018, measured in U.S. dollars.)
But having reached an all-time high on January 26, in February the spell was broken, and after 15 consecutive gains, the Index suffered a monthly loss. Another loss followed in March, and for the six-months through June the Index edged up just 1.29%.
December had seen new unemployment claims near a 44-year low. Gross Domestic Product (“GDP”) recorded growth of 3.16% in the latest quarter. Tax reform legislation was signed into law on December 22, under which the lower corporate tax rate of 21% would boost the corporate earnings available for distribution or share buy-backs.
The Federal Open Market Committee (“FOMC”) had raised the federal funds rate by 25bp (0.25%) from 1.25% to 1.50%, with three more increases projected for 2018. As 2017 ended, new unemployment claims were near a 44-year low and the unemployment rate was stable at 4.1%. All seemed well, but some commentators wondered whether a tax cut stimulus costing $1 trillion to an already strong economy near full employment, would require more than three increases, and how would markets react when this became obvious.
In Europe, initially, evidence of the euro zone’s economic recovery continued to accumulate; GDP grew at 2.8% year-over-year and unemployment edged down to 8.6%, the lowest since December 2008. Purchasing managers’ indices, closely watched leading indicators of economic activity, reached multi-year highs. But as the months wore on, these fell back and the June readings were the lowest of the year, while industrial production sagged and core inflation slipped to 1.0%. The UK’s economy was still beset by uncertainty over Brexit. First quarter GDP was just 1.2% above the level one year earlier.
In Asia, China’s GDP growth was steady at 6.8% year-over-year. But tighter monetary policy to force deleveraging was driving up bond defaults, while key measures of economic activity, like fixed asset investment, retail sales and industrial production were cooling. In Japan, GDP grew for eight consecutive quarters, but in the first quarter of 2018 it fell by 0.6% annualized, with wage and price inflation still stubbornly low. In short, the main international economies seemed to be faltering.
In the U.S., 2018 started with a rather tame January employment report, but was followed in mid-month by unexpectedly strong inflation figures. Bond yields were creeping up and by January 22, the ten-year Treasury yield reached a three-year high. In early February fears of inflation and spiking bond yields gripped markets, which became much more volatile. The Index slumped 7% in a week.
Still, the underlying U.S. economy remained strong. In April the unemployment rate broke below 4% and in June it was reported at
3.75%, equaling the lowest since 1969. While GDP growth in the first quarter of 2018, at 2.0%, continued its recent pattern of modest first quarter increases, expectations for the second quarter exceeded 4%.
In March and June the FOMC duly raised rates, with two more increases now projected for 2018.
But by then investors had more to worry about than rising U.S. interest rates. On March 1, the White House announced tariffs of 25% on imported steel and 10% on aluminum, which took effect at the beginning of June. Specific tariffs on Chinese imports and restrictions on Chinese investments were promised, as was a 20% tariff on European auto imports. Retaliation was swift.
So June ended with the aura of synchronized global growth fading fast and what was left of it threatened by a trade war, from which surely no-one could expect any lasting benefit.
In U.S. fixed income markets, the Treasury yields rose across the curve, the short end significantly more than the long. Indeed the excess of the 10-year yield over the two-year fell to just 0.32%, the lowest in nearly 11 years. The Bloomberg Barclays U.S. Aggregate Bond Index lost 1.62%, the Bloomberg Barclays U.S. Corporate Investment Grade Bond sub-index fell 3.27%, dragged down by longer dated issues, which especially suffered as interest rates rose.
U.S. equities, represented by the S&P 500® Index including dividends, rose 2.65%. The earnings per share of its constituent companies recorded growth in the first quarter of 2018 of 24.8% year-over-year, the most since 2010. Consumer discretionary, the sector of Amazon and Netflix, was the top performer, up 11.52%; consumer staples suffered the biggest loss, 8.55%.
In currencies, the dollar rose 2.94% against the euro and 2.42% against the pound, but slipped 1.78% against the yen. From about April, after sustained weakness, dollar strength returned as the economic data for most of the rest of the world faded.
International markets were all unnerved by February’s general upsurge in volatility and by the risk of a trade war referred to above. In addition, the fiscal boost in the U.S. probably improved that market’s relative attractiveness. MSCI Japan® Index fell 3.66% over the fiscal half-year. MSCI Europe ex UK® Index lost 1.21%. Political worries resurfaced in Italy with the election of a populist government to add to those caused by weakening economic indicators. MSCI UK® Index gained 1.39%, driven by its big global energy constituents, as oil prices recovered.
All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance.
Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 366-0066 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

Benchmark Descriptions

Index	Description
Bloomberg Barclays U.S. Aggregate Bond Index	An index of publicly issued investment grade U.S. government, mortgage-backed, asset-backed and corporate debt securities.
Bloomberg Barclays U.S. Corporate Investment Grade Bond Index	An index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An index that measures the performance of over 1,600 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

Shareholder Expense Examples (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2018*	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2018*
Voya High Yield Portfolio
Class ADV	$1,000.00	$994.00	1.08%	$5.34	$1,000.00	$1,019.44	1.08%	$5.41
Class I	1,000.00	997.00	0.48	2.38	1,000.00	1,022.41	0.48	2.41
Class S	1,000.00	995.70	0.73	3.61	1,000.00	1,021.17	0.73	3.66
Class S2	1,000.00	995.00	0.88	4.35	1,000.00	1,020.43	0.88	4.41
Voya Large Cap Growth Portfolio
Class ADV	$1,000.00	$1,055.30	1.27%	$6.47	$1,000.00	$1,018.50	1.27%	$6.36
Class I	1,000.00	1,058.70	0.67	3.42	1,000.00	1,021.47	0.67	3.36
Class R6	1,000.00	1,058.10	0.67	3.42	1,000.00	1,021.47	0.67	3.36
Class S	1,000.00	1,057.10	0.92	4.69	1,000.00	1,020.23	0.92	4.61
Class S2	1,000.00	1,056.50	1.07	5.46	1,000.00	1,019.49	1.07	5.36
Voya Large Cap Value Portfolio
Class ADV	$1,000.00	$984.70	1.24%	$6.10	$1,000.00	$1,018.65	1.24%	$6.21
Class I	1,000.00	987.20	0.64	3.15	1,000.00	1,021.62	0.64	3.21
Class R6	1,000.00	987.20	0.64	3.15	1,000.00	1,021.62	0.64	3.21
Class S	1,000.00	986.30	0.89	4.38	1,000.00	1,020.38	0.89	4.46
Class S2	1,000.00	985.60	1.04	5.12	1,000.00	1,019.64	1.04	5.21

Shareholder Expense Examples (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2018*	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2018*
Voya Limited Maturity Bond Portfolio
Class ADV	$1,000.00	$997.30	0.89%	$4.41	$1,000.00	$1,020.38	0.89%	$4.46
Class I	1,000.00	1,000.40	0.29	1.44	1,000.00	1,023.36	0.29	1.45
Class S	1,000.00	999.20	0.54	2.68	1,000.00	1,022.12	0.54	2.71
Voya Multi-Manager Large Cap Core Portfolio
Class ADV	$1,000.00	$990.50	1.32%	$6.51	$1,000.00	$1,018.25	1.32%	$6.61
Class I	1,000.00	993.50	0.72	3.56	1,000.00	1,021.22	0.72	3.61
Class S	1,000.00	992.30	0.97	4.79	1,000.00	1,019.98	0.97	4.86
Voya U.S. Stock Index Portfolio
Class ADV	$1,000.00	$1,022.40	0.80%	$4.01	$1,000.00	$1,020.83	0.80%	$4.01
Class I	1,000.00	1,025.50	0.27	1.36	1,000.00	1,023.46	0.27	1.35
Class P2	1,000.00	1,025.50	0.15	0.75	1,000.00	1,024.05	0.15	0.75
Class S	1,000.00	1,024.40	0.51	2.56	1,000.00	1,022.27	0.51	2.56
Class S2	1,000.00	1,022.70	0.67	3.36	1,000.00	1,021.47	0.67	3.36
VY® Clarion Real Estate Portfolio
Class ADV	$1,000.00	$994.40	1.31%	$6.48	$1,000.00	$1,018.30	1.31%	$6.56
Class I	1,000.00	997.40	0.71	3.52	1,000.00	1,021.27	0.71	3.56
Class S	1,000.00	996.30	0.96	4.75	1,000.00	1,020.03	0.96	4.81
Class S2	1,000.00	995.50	1.11	5.49	1,000.00	1,019.29	1.11	5.56
VY® Franklin Income Portfolio
Class ADV	$1,000.00	$999.10	1.26%	$6.25	$1,000.00	$1,018.55	1.26%	$6.31
Class I	1,000.00	1,003.40	0.66	3.28	1,000.00	1,021.52	0.66	3.31
Class S	1,000.00	1,001.70	0.91	4.52	1,000.00	1,020.28	0.91	4.56
Class S2	1,000.00	1,000.90	1.06	5.26	1,000.00	1,019.54	1.06	5.31
VY® JPMorgan Small Cap Core Equity Portfolio
Class ADV	$1,000.00	$1,067.10	1.45%	$7.43	$1,000.00	$1,017.60	1.45%	$7.25
Class I	1,000.00	1,070.30	0.85	4.36	1,000.00	1,020.58	0.85	4.26
Class R6	1,000.00	1,070.30	0.85	4.36	1,000.00	1,020.58	0.85	4.26
Class S	1,000.00	1,069.30	1.10	5.64	1,000.00	1,019.34	1.10	5.51
Class S2	1,000.00	1,068.10	1.25	6.41	1,000.00	1,018.60	1.25	6.26
VY® Templeton Global Growth Portfolio
Class ADV	$1,000.00	$974.50	1.43%	$7.00	$1,000.00	$1,017.70	1.43%	$7.15
Class I	1,000.00	977.10	0.83	4.07	1,000.00	1,020.68	0.83	4.16
Class S	1,000.00	975.50	1.08	5.29	1,000.00	1,019.44	1.08	5.41
Class S2	1,000.00	975.30	1.23	6.02	1,000.00	1,018.70	1.23	6.16

*
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2018 (Unaudited)

	Voya High Yield Portfolio	Voya Large Cap Growth Portfolio	Voya Large Cap Value Portfolio	Voya Limited Maturity Bond Portfolio
ASSETS:
Investments in securities at fair value+*	$513,981,207	$6,016,723,791	$1,153,973,459	$245,684,156
Short-term investments at fair value**	34,819,707	62,340,000	22,417,811	34,928,685
Cash	1,103	2,692,641	399,382	677,654
Cash collateral for futures	—	—	—	206,007
Receivables:
Investment securities sold	2,302,225	—	—	27,974,117
Fund shares sold	107,866	354,449	549,235	74,690
Dividends	—	3,098,297	1,454,880	8,836
Interest	8,563,061	1,206	166	1,332,391
Foreign tax reclaims	—	89,388	168,096	—
Prepaid expenses	—	61,540	12,377	—
Reimbursement due from manager	—	6,409	95,901	—
Other assets	30,941	255,283	81,626	15,156
Total assets	559,806,110	6,085,623,004	1,179,152,933	310,901,692
LIABILITIES:
Payable for investment securities purchased	3,965,850	—	—	6,705,911
Payable for fund shares redeemed	936,705	11,964,076	539,269	2,456,234
Payable upon receipt of securities loaned	28,936,189	—	14,260,811	27,142,685
Payable for unified fees	213,161	—	—	64,841
Payable for investment management fees	—	3,291,393	700,593	—
Payable for distribution and shareholder service fees	122,742	1,416,964	180,962	25,434
Payable to trustees under the deferred compensation plan (Note 6)	30,941	255,283	81,626	15,156
Payable for trustee fees	—	31,213	6,192	—
Other accrued expenses and liabilities	—	787,531	204,278	—
Total liabilities	34,205,588	17,746,460	15,973,731	36,410,261
NET ASSETS	$525,600,522	$6,067,876,544	$1,163,179,202	$274,491,431
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$561,976,844	$3,591,148,322	$878,210,620	$280,361,826
Undistributed (distributions in excess of) net investment income or accumulated net investment loss	(927,247)	30,876,546	13,997,885	478,926
Accumulated net realized gain (loss)	(29,474,481)	1,333,465,176	178,998,066	(3,806,538)
Net unrealized appreciation (depreciation)	(5,974,594)	1,112,386,500	91,972,631	(2,542,783)
NET ASSETS	$525,600,522	$6,067,876,544	$1,163,179,202	$274,491,431
+ Including securities loaned at value	$28,173,100	$—	$13,726,588	$26,590,354
* Cost of investments in securities	$519,955,064	$4,904,326,486	$1,062,007,572	$248,153,796
** Cost of short-term investments	$34,820,444	$62,340,000	$22,417,811	$34,928,685
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2018 (Unaudited) (continued)

	Voya High Yield Portfolio	Voya Large Cap Growth Portfolio	Voya Large Cap Value Portfolio	Voya Limited Maturity Bond Portfolio
Class ADV
Net assets	$89,411,405	$1,963,437,962	$56,774,336	$17,813,833
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	9,304,838	96,117,122	4,415,578	1,848,321
Net asset value and redemption price per share	$9.61	$20.43	$12.86	$9.64
Class I
Net assets	$59,952,044	$2,038,390,811	$376,523,733	$176,137,930
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	6,235,173	92,590,956	28,683,004	17,913,372
Net asset value and redemption price per share	$9.62	$22.02	$13.13	$9.83
Class R6
Net assets	n/a	46,400,028	$912,027	n/a
Shares authorized	n/a	unlimited	unlimited	n/a
Par value	n/a	0.001	$0.001	n/a
Shares outstanding	n/a	2,106,920	69,553	n/a
Net asset value and redemption price per share	n/a	22.02	$13.11	n/a
Class S
Net assets	$371,197,769	$1,956,358,308	$728,815,138	$80,539,668
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	38,634,215	91,057,831	56,256,657	8,128,212
Net asset value and redemption price per share	$9.61	$21.48	$12.96	$9.91
Class S2
Net assets	$5,039,304	$63,289,435	$153,968	n/a
Shares authorized	unlimited	unlimited	unlimited	n/a
Par value	$0.001	$0.001	$0.001	n/a
Shares outstanding	523,744	2,968,992	11,879	n/a
Net asset value and redemption price per share	$9.62	$21.32	$12.96	n/a
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2018 (Unaudited)

	Voya Multi- Manager Large Cap Core Portfolio	Voya U.S. Stock Index Portfolio	VY® Clarion Real Estate Portfolio	VY® Franklin Income Portfolio
ASSETS:
Investments in securities at fair value+*	$73,783,047	$5,226,744,934	$379,814,162	$409,688,558
Short-term investments at fair value**	858,093	95,573,018	6,715,060	53,351,678
Cash	4,280	1,703,168	—	62,512
Cash collateral for futures	—	3,830,745	—	—
Receivables:
Investment securities sold	33,074	5,491,770	1,116,932	6,346,887
Fund shares sold	9,214	2,780,052	57,515	185,103
Dividends	72,831	4,430,199	1,393,938	465,477
Interest	—	1,112	—	2,672,651
Foreign tax reclaims	—	—	—	329,139
Prepaid expenses	—	—	3,885	4,344
Reimbursement due from manager	26,025	159,611	37,979	36,755
Other assets	10,806	146,525	30,570	26,085
Total assets	74,797,370	5,340,861,134	389,170,041	473,169,189
LIABILITIES:
Payable for investment securities purchased	45,559	2,603,662	983,059	11,344,754
Payable for fund shares redeemed	63,549	61,457,811	1,170,156	825
Payable upon receipt of securities loaned	—	13,874,018	4,792,078	41,646,453
Payable for unified fees	45,353	1,152,858	—	—
Payable for investment management fees	—	—	256,599	260,729
Payable for distribution and shareholder service fees	11,207	119,878	90,166	108,277
Payable to trustees under the deferred compensation plan (Note 6)	10,806	146,525	30,570	26,085
Payable for trustee fees	—	—	1,918	2,187
Payable for proxy and solicitation costs (Note 6)	45,747	—	—	—
Other accrued expenses and liabilities	—	—	83,354	111,050
Written options, at fair value^	—	—	—	57,000
Total liabilities	222,221	79,354,752	7,407,900	53,557,360
NET ASSETS	$74,575,149	$5,261,506,382	$381,762,141	$419,611,829
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$(22,538,818)	$2,728,837,320	$321,895,437	$349,228,092
Undistributed net investment income	1,707,000	55,229,261	13,185,622	30,496,052
Accumulated net realized gain	85,182,599	371,623,081	26,802,925	20,055,862
Net unrealized appreciation	10,224,368	2,105,816,720	19,878,157	19,831,823
NET ASSETS	$74,575,149	$5,261,506,382	$381,762,141	$419,611,829
+ Including securities loaned at value	$—	$13,542,835	$4,691,020	$40,238,724
* Cost of investments in securities	$63,558,679	$3,120,223,819	$359,936,005	$389,819,571
** Cost of short-term investments	$858,093	$95,573,018	$6,715,060	$53,351,298
^ Premiums received on written options	$—	$—	$—	$33,248
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2018 (Unaudited) (continued)

	Voya Multi- Manager Large Cap Core Portfolio	Voya U.S. Stock Index Portfolio	VY® Clarion Real Estate Portfolio	VY® Franklin Income Portfolio
Class ADV
Net assets	$1,038,095	$111,009,513	$67,180,854	$78,047,455
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	62,549	7,146,900	1,875,986	6,985,724
Net asset value and redemption price per share	$16.60	$15.53	$35.81	$11.17
Class I
Net assets	$22,681,719	$3,413,200,773	$43,063,534	$8,991,080
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,352,727	212,183,569	1,143,437	769,432
Net asset value and redemption price per share	$16.77	$16.09	$37.66	$11.69
Class P2
Net assets	n/a	$1,504,112,551	n/a	n/a
Shares authorized	n/a	unlimited	n/a	n/a
Par value	n/a	$0.001	n/a	n/a
Shares outstanding	n/a	93,362,026	n/a	n/a
Net asset value and redemption price per share	n/a	$16.11	n/a	n/a
Class R6
Net assets	n/a	n/a	n/a	n/a
Shares authorized	n/a	n/a	n/a	n/a
Par value	n/a	n/a	n/a	n/a
Shares outstanding	n/a	n/a	n/a	n/a
Net asset value and redemption price per share	n/a	n/a	n/a	n/a
Class S
Net assets	$50,855,335	$58,041,972	$255,048,265	$327,364,513
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	3,032,008	3,639,934	6,796,156	28,206,690
Net asset value and redemption price per share	$16.77	$15.95	$37.53	$11.61
Class S2
Net assets	n/a	$175,141,573	$16,469,488	$5,208,781
Shares authorized	n/a	unlimited	unlimited	unlimited
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	11,125,894	441,867	450,176
Net asset value and redemption price per share	n/a	$15.74	$37.27	$11.57
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2018 (Unaudited)

	VY® JPMorgan Small Cap Core Equity Portfolio	VY® Templeton Global Growth Portfolio
ASSETS:
Investments in securities at fair value+*	$759,137,843	$161,695,559
Short-term investments at fair value**	74,032,229	6,827,812
Cash	8,708	684
Cash collateral for futures	715,000	—
Foreign currencies at value***	—	30,644
Receivables:
Investment securities sold	1,572,983	303,390
Fund shares sold	373,189	4,307
Dividends	715,919	265,762
Interest	—	3,413
Foreign tax reclaims	—	270,896
Unrealized appreciation on forward foreign currency contracts	—	137
Reimbursement due from manager	—	17,075
Other assets	25,394	17,799
Total assets	836,581,265	169,437,478
LIABILITIES:
Payable for investment securities purchased	8,269,647	111,750
Payable for fund shares redeemed	906,756	82,096
Payable upon receipt of securities loaned	35,852,668	4,136,436
Payable for unified fees	553,925	132,917
Payable for distribution and shareholder service fees	162,768	34,486
Payable to trustees under the deferred compensation plan (Note 6)	25,394	17,799
Payable for cash collateral for futures	33,280	—
Total liabilities	45,804,438	4,515,484
NET ASSETS	$790,776,827	$164,921,994
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$455,721,530	$125,051,537
Undistributed net investment income	4,159,824	6,183,919
Accumulated net realized gain	134,034,402	24,950,078
Net unrealized appreciation	196,861,071	8,736,460
NET ASSETS	$790,776,827	$164,921,994
+ Including securities loaned at value	$34,942,041	$3,962,236
* Cost of investments in securities	$562,061,185	$152,955,866
** Cost of short-term investments	$74,032,229	$6,827,697
*** Cost of foreign currencies	$—	$30,644
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2018 (Unaudited) (continued)

	VY® JPMorgan Small Cap Core Equity Portfolio	VY® Templeton Global Growth Portfolio
Class ADV
Net assets	$136,900,579	$7,198
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	6,375,632	674
Net asset value and redemption price per share	$21.47	$10.68
Class I
Net assets	$201,106,747	$2,219,899
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	8,801,326	200,090
Net asset value and redemption price per share	$22.85	$11.09
Class R6
Net assets	$23,564,322	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	1,031,793	n/a
Net asset value and redemption price per share	$22.84	n/a
Class S
Net assets	$394,074,362	$160,042,545
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	17,492,725	14,327,794
Net asset value and redemption price per share	$22.53	$11.17
Class S2
Net assets	$35,130,817	$2,652,352
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	1,577,286	240,069
Net asset value and redemption price per share	$22.27	$11.05
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2018 (Unaudited)

	Voya High Yield Portfolio	Voya Large Cap Growth Portfolio	Voya Large Cap Value Portfolio	Voya Limited Maturity Bond Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$—	$38,789,184	$15,751,711	$43,460
Interest	16,877,356	2,426	873	3,193,076
Securities lending income, net	264,391	72,632	7,639	11,974
Settlement income (Note 12)	—	—	126,879	—
Other	—	11,600	—	—
Total investment income	17,141,747	38,875,842	15,887,102	3,248,510
EXPENSES:
Investment management fees	—	20,011,467	4,422,960	—
Unified fees	1,324,817	—	—	389,767
Distribution and shareholder service fees:
Class ADV	274,112	5,943,037	176,677	55,738
Class S	478,964	2,483,267	953,319	101,422
Class S2	11,100	129,855	328	—
Transfer agent fees	—	3,979	1,117	—
Shareholder reporting expense	—	136,474	44,688	—
Professional fees	—	124,890	30,046	—
Custody and accounting expense	—	307,700	47,422	—
Trustee fees and expenses	14,271	124,854	24,769	6,505
Miscellaneous expense	—	91,615	27,079	—
Interest expense	—	32,300	247	3,521
Total expenses	2,103,264	29,389,438	5,728,652	556,953
Waived and reimbursed fees	(41,277)	(6,408)	(658,747)	—
Net expenses	2,061,987	29,383,030	5,069,905	556,953
Net investment income	15,079,760	9,492,812	10,817,197	2,691,557
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(3,463,269)	529,419,972	53,395,667	(691,379)
Foreign currency related transactions	—	332	(9,454)	—
Futures	—	—	—	(243,918)
Net realized gain (loss)	(3,463,269)	529,420,304	53,386,213	(935,297)
Net change in unrealized appreciation (depreciation) on:
Investments	(14,122,493)	(193,226,502)	(80,730,908)	(1,841,446)
Foreign currency related transactions	—	(1,457)	7,357	—
Futures	—	—	—	39,889
Net change in unrealized appreciation (depreciation)	(14,122,493)	(193,227,959)	(80,723,551)	(1,801,557)
Net realized and unrealized gain (loss)	(17,585,762)	336,192,345	(27,337,338)	(2,736,854)
Increase (decrease) in net assets resulting from operations	$(2,506,002)	$345,685,157	$(16,520,141)	$(45,297)
* Foreign taxes withheld	$—	$—	$101,145	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2018 (Unaudited)

	Voya Multi- Manager Large Cap Core Portfolio	Voya U.S. Stock Index Portfolio	VY® Clarion Real Estate Portfolio	VY® Franklin Income Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,150,267	$49,044,942	$5,170,434	$4,272,981
Interest	—	181,074	—	6,592,551
Securities lending income, net	2,512	38,642	3,819	368,081
Settlement income (Note 12)	—	118,325	—	—
Other	—	—	30,411	4,867
Total investment income	2,152,779	49,382,983	5,204,664	11,238,480
EXPENSES:
Investment management fees	—	—	1,571,122	1,626,293
Unified fees	890,843	6,717,163	—	—
Distribution and shareholder service fees:
Class ADV	3,211	301,531	200,761	236,659
Class S	65,784	91,336	315,267	425,576
Class S2	—	366,628	32,117	10,539
Transfer agent fees	—	—	392	235
Shareholder reporting expense	—	—	20,510	14,842
Professional fees	—	—	15,796	13,814
Custody and accounting expense	—	—	30,593	30,172
Trustee fees and expenses	8,971	125,358	7,671	8,745
Proxy and solicitation costs (Note 6)	78,075	—	—	—
Miscellaneous expense	—	—	18,205	15,024
Interest expense	—	5,121	166	280
Total expenses	1,046,884	7,607,137	2,212,600	2,382,179
Waived and reimbursed fees	(87,330)	(789,499)	(320,093)	(269,710)
Brokerage commission recapture	(5,674)	—	—	(1,197)
Net expenses	953,880	6,817,638	1,892,507	2,111,272
Net investment income	1,198,899	42,565,345	3,312,157	9,127,208
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	60,560,229	106,888,950	(4,542,752)	19,996,944
Foreign currency related transactions	110	—	182	(9,649)
Futures	—	2,659,826	—	—
Written options	—	—	—	68,573
Net realized gain (loss)	60,560,339	109,548,776	(4,542,570)	20,055,868
Net change in unrealized appreciation (depreciation) on:
Investments	(68,825,134)	(16,617,520)	(5,432,609)	(28,838,549)
Foreign currency related transactions	—	—	—	(13,356)
Futures	—	(965,045)	—	—
Written options	—	—	—	(23,752)
Net change in unrealized appreciation (depreciation)	(68,825,134)	(17,582,565)	(5,432,609)	(28,875,657)
Net realized and unrealized gain (loss)	(8,264,795)	91,966,211	(9,975,179)	(8,819,789)
Increase (decrease) in net assets resulting from operations	$(7,065,896)	$134,531,556	$(6,663,022)	$307,419
* Foreign taxes withheld	$3,245	$—	$—	$164,573
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2018 (Unaudited)

	VY® JPMorgan Small Cap Core Equity Portfolio	VY® Templeton Global Growth Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$5,125,574	$2,750,538
Interest	—	58,995
Securities lending income, net	225,222	37,551
Other	89,715	1,158
Total investment income	5,440,511	2,848,242
EXPENSES:
Unified fees	3,206,292	835,804
Distribution and shareholder service fees:
Class ADV	397,582	22
Class S	476,972	211,357
Class S2	70,529	5,566
Trustee fees and expenses	19,132	5,242
Total expenses	4,170,507	1,057,991
Waived and reimbursed fees	(2,021)	(117,064)
Brokerage commission recapture	(13,505)	(430)
Net expenses	4,154,981	940,497
Net investment income	1,285,530	1,907,745
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	44,014,974	10,945,746
Forward foreign currency contracts	—	18,902
Foreign currency related transactions	—	(31,216)
Futures	618,313	—
Net realized gain	44,633,287	10,933,432
Net change in unrealized appreciation (depreciation) on:
Investments	5,289,489	(16,918,793)
Forward foreign currency contracts	—	137
Foreign currency related transactions	—	(123)
Futures	(185,117)	—
Net change in unrealized appreciation (depreciation)	5,104,372	(16,918,779)
Net realized and unrealized gain (loss)	49,737,659	(5,985,347)
Increase (decrease) in net assets resulting from operations	$51,023,189	$(4,077,602)
* Foreign taxes withheld	$12,271	$367,867
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya High Yield Portfolio		Voya Large Cap Growth Portfolio
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
FROM OPERATIONS:
Net investment income	$15,079,760	$34,894,584	$9,492,812	$21,561,913
Net realized gain (loss)	(3,463,269)	1,869,109	529,420,304	811,838,821
Net change in unrealized appreciation (depreciation)	(14,122,493)	590,374	(193,227,959)	752,287,838
Increase (decrease) in net assets resulting from operations	(2,506,002)	37,354,067	345,685,157	1,585,688,572
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(2,556,125)	(6,079,554)	—	(1,371,282)
Class I	(1,878,381)	(4,034,103)	—	(12,873,568)
Class R6	—	—	—	(113,905)
Class S	(11,388,848)	(29,437,507)	—	(8,451,584)
Class S2	(160,769)	(381,401)	—	(173,627)
Net realized gains:
Class ADV	—	—	—	(152,451,775)
Class I	—	—	—	(141,326,755)
Class R6	—	—	—	(1,250,451)
Class S	—	—	—	(147,987,229)
Class S2	—	—	—	(4,983,941)
Return of capital:
Class ADV	—	(221,577)	—	—
Class I	—	(134,020)	—	—
Class S	—	(1,009,642)	—	—
Class S2	—	(13,403)	—	—
Total distributions	(15,984,123)	(41,311,207)	—	(470,984,117)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	19,216,158	40,672,297	140,972,592	418,057,983
Reinvestment of distributions	15,984,123	41,311,207	—	470,984,117
	35,200,281	81,983,504	140,972,592	889,042,100
Cost of shares redeemed	(58,921,947)	(157,654,925)	(698,651,491)	(1,567,987,046)
Net decrease in net assets resulting from capital share transactions	(23,721,666)	(75,671,421)	(557,678,899)	(678,944,946)
Net increase (decrease) in net assets	(42,211,791)	(79,628,561)	(211,993,742)	435,759,509
NET ASSETS:
Beginning of year or period	567,812,313	647,440,874	6,279,870,286	5,844,110,777
End of year or period	$525,600,522	$567,812,313	$6,067,876,544	$6,279,870,286
Undistributed (distributions in excess of) net investment income or accumulated net investment loss at end of year or period	$(927,247)	$(22,884)	$30,876,546	$21,383,734

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Large Cap Value Portfolio		Voya Limited Maturity Bond Portfolio
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
FROM OPERATIONS:
Net investment income	$10,817,197	$26,574,091	$2,691,557	$4,315,943
Net realized gain (loss)	53,386,213	149,118,677	(935,297)	(391,089)
Net change in unrealized appreciation (depreciation)	(80,723,551)	2,157,076	(1,801,557)	(182,634)
Increase (decrease) in net assets resulting from operations	(16,520,141)	177,849,844	(45,297)	3,742,220
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(1,141,716)	(104,016)	(274,103)
Class I	—	(10,255,856)	(1,499,959)	(3,315,834)
Class R6	—	(31,778)	—	—
Class S	—	(17,711,662)	(597,107)	(1,451,783)
Class S2	—	(3,922)	—	—
Return of capital:
Class ADV	—	—	—	(12,533)
Class I	—	—	—	(101,848)
Class S	—	—	—	(50,640)
Total distributions	—	(29,144,934)	(2,201,082)	(5,206,741)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	8,599,071	40,714,618	18,680,781	78,890,640
Reinvestment of distributions	—	29,144,850	2,201,082	5,184,033
	8,599,071	69,859,468	20,881,863	84,074,673
Cost of shares redeemed	(119,697,293)	(500,955,133)	(35,923,128)	(83,335,964)
Net increase (decrease) in net assets resulting from capital share transactions	(111,098,222)	(431,095,665)	(15,041,265)	738,709
Net decrease in net assets	(127,618,363)	(282,390,755)	(17,287,644)	(725,812)
NET ASSETS:
Beginning of year or period	1,290,797,565	1,573,188,320	291,779,075	292,504,887
End of year or period	$1,163,179,202	$1,290,797,565	$274,491,431	$291,779,075
Undistributed (distributions in excess of) net investment income or accumulated net investment loss at end of year or period	$13,997,885	$3,180,688	$478,926	$(11,549)

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Multi-Manager Large Cap Core Portfolio		Voya U.S. Stock Index Portfolio
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
FROM OPERATIONS:
Net investment income	$1,198,899	$3,119,072	$42,565,345	$85,339,638
Net realized gain	60,560,339	26,614,618	109,548,776	300,946,847
Net change in unrealized appreciation (depreciation)	(68,825,134)	37,639,817	(17,582,565)	565,904,600
Increase (decrease) in net assets resulting from operations	(7,065,896)	67,373,507	134,531,556	952,191,085
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(5,015)	—	(1,400,754)
Class I	—	(2,900,578)	—	(58,458,287)
Class P2	—	—	—	(20,283,127)
Class R6(1)	—	(40)	—	—
Class S	—	(427,840)	—	(1,155,454)
Class S2	—	—	—	(2,501,263)
Net realized gains:
Class ADV	—	(66,913)	—	(5,845,829)
Class I	—	(15,618,205)	—	(169,584,697)
Class P2	—	—	—	(49,550,116)
Class R6(1)	—	(209)	—	—
Class S	—	(3,373,368)	—	(3,382,656)
Class S2	—	—	—	(9,069,001)
Total distributions	—	(22,392,168)	—	(321,231,184)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	13,808,393	40,480,700	696,567,684	1,893,642,057
Reinvestment of distributions	—	22,392,168	—	321,231,184
	13,808,393	62,872,868	696,567,684	2,214,873,241
Cost of shares redeemed	(269,285,193)	(133,708,875)	(648,794,287)	(2,315,728,469)
Net increase (decrease) in net assets resulting from capital share transactions	(255,476,800)	(70,836,007)	47,773,397	(100,855,228)
Net increase (decrease) in net assets	(262,542,696)	(25,854,668)	182,304,953	530,104,673
NET ASSETS:
Beginning of year or period	337,117,845	362,972,513	5,079,201,429	4,549,096,756
End of year or period	$74,575,149	$337,117,845	$5,261,506,382	$5,079,201,429
Undistributed net investment income at end of year or period	$1,707,000	$508,101	$55,229,261	$12,663,916

(1)
Class R6 assets were fully redeemed on May 17, 2018.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	VY® Clarion Real Estate Portfolio		VY® Franklin Income Portfolio
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
FROM OPERATIONS:
Net investment income	$3,312,157	$9,895,565	$9,127,208	$21,450,566
Net realized gain (loss)	(4,542,570)	37,610,885	20,055,868	23,327,280
Net change in unrealized appreciation (depreciation)	(5,432,609)	(20,676,753)	(28,875,657)	2,705,381
Increase (decrease) in net assets resulting from operations	(6,663,022)	26,829,697	307,419	47,483,227
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(1,510,825)	—	(3,351,186)
Class I	—	(2,404,709)	—	(426,583)
Class S	—	(6,917,341)	—	(16,952,728)
Class S2	—	(393,072)	—	(297,659)
Total distributions	—	(11,225,947)	—	(21,028,156)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	8,338,123	26,370,073	4,260,490	17,103,597
Reinvestment of distributions	—	11,225,947	—	21,028,156
	8,338,123	37,596,020	4,260,490	38,131,753
Cost of shares redeemed	(104,563,825)	(163,059,211)	(42,840,985)	(107,242,238)
Net decrease in net assets resulting from capital share transactions	(96,225,702)	(125,463,191)	(38,580,495)	(69,110,485)
Net decrease in net assets	(102,888,724)	(109,859,441)	(38,273,076)	(42,655,414)
NET ASSETS:
Beginning of year or period	484,650,865	594,510,306	457,884,905	500,540,319
End of year or period	$381,762,141	$484,650,865	$419,611,829	$457,884,905
Undistributed net investment income at end of year or period	$13,185,622	$9,873,465	$30,496,052	$21,368,844

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	VY® JPMorgan Small Cap Core Equity Portfolio		VY® Templeton Global Growth Portfolio
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
FROM OPERATIONS:
Net investment income	$1,285,530	$2,828,410	$1,907,745	$2,947,977
Net realized gain	44,633,287	91,645,575	10,933,432	16,262,610
Net change in unrealized appreciation (depreciation)	5,104,372	16,325,034	(16,918,779)	12,939,617
Increase (decrease) in net assets resulting from operations	51,023,189	110,799,019	(4,077,602)	32,150,204
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(278,200)	—	(96)
Class I	—	(1,285,448)	—	(39,653)
Class R6	—	(107,532)	—	—
Class S	—	(1,859,584)	—	(2,967,750)
Class S2	—	(116,301)	—	(48,715)
Net realized gains:
Class ADV	—	(6,899,117)	—	(47)
Class I	—	(9,685,823)	—	(14,216)
Class R6	—	(810,255)	—	—
Class S	—	(21,436,925)	—	(1,232,811)
Class S2	—	(2,041,022)	—	(22,107)
Total distributions	—	(44,520,207)	—	(4,325,395)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	36,198,721	68,196,224	2,485,209	5,323,455
Reinvestment of distributions	—	44,520,207	—	4,325,395
	36,198,721	112,716,431	2,485,209	9,648,850
Cost of shares redeemed	(54,230,635)	(196,506,523)	(14,198,608)	(50,176,969)
Net decrease in net assets resulting from capital share transactions	(18,031,914)	(83,790,092)	(11,713,399)	(40,528,119)
Net increase (decrease) in net assets	32,991,275	(17,511,280)	(15,791,001)	(12,703,310)
NET ASSETS:
Beginning of year or period	757,785,552	775,296,832	180,712,995	193,416,305
End of year or period	$790,776,827	$757,785,552	$164,921,994	$180,712,995
Undistributed net investment income at end of year or period	$4,159,824	$2,874,294	$6,183,919	$4,276,174

See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya High Yield Portfolio
Class ADV
06-30-18	9.94	0.25•	(0.31)	(0.06)	0.27	—	—	0.27	—	9.61	(0.60)	1.10	1.08	1.08	5.26	89,411	22
12-31-17	10.01	0.54	0.03	0.57	0.62	—	0.02	0.64	—	9.94	5.83	1.10	1.08	1.08	5.36	96,011	37
12-31-16	9.33	0.55	0.74	1.29	0.61	—	—	0.61	—	10.01	14.21	1.14	1.08	1.08	5.56	98,835	31
12-31-15	10.10	0.56•	(0.78)	(0.22)	0.55	—	—	0.55	—	9.33	(2.35)	1.24	1.08	1.08	5.57	94,398	33
12-31-14	10.60	0.57•	(0.47)	0.10	0.60	—	—	0.60	—	10.10	0.81	1.25	1.08	1.08	5.44	111,226	78
12-31-13	10.63	0.58•	(0.04)	0.54	0.57	—	—	0.57	—	10.60	5.25	1.25	1.10	1.10	5.44	117,539	26
Class I
06-30-18	9.95	0.28•	(0.31)	(0.03)	0.30	—	—	0.30	—	9.62	(0.30)	0.50	0.48	0.48	5.86	59,952	22
12-31-17	10.01	0.60	0.04	0.64	0.68	—	0.02	0.70	—	9.95	6.58	0.50	0.48	0.48	5.96	62,380	37
12-31-16	9.33	0.60•	0.75	1.35	0.67	—	—	0.67	—	10.01	14.89	0.49	0.48	0.48	6.16	57,828	31
12-31-15	10.11	0.60	(0.77)	(0.17)	0.61	—	—	0.61	—	9.33	(1.86)	0.49	0.48	0.48	6.18	63,622	33
12-31-14	10.61	0.64•	(0.48)	0.16	0.66	—	—	0.66	—	10.11	1.41	0.50	0.48	0.48	6.03	61,136	78
12-31-13	10.64	0.64•	(0.03)	0.61	0.64	—	—	0.64	—	10.61	5.89	0.50	0.50	0.50	6.01	86,289	26
Class S
06-30-18	9.94	0.27•	(0.31)	(0.04)	0.29	—	—	0.29	—	9.61	(0.43)	0.75	0.73	0.73	5.61	371,198	22
12-31-17	10.01	0.58	0.02	0.60	0.65	—	0.02	0.67	—	9.94	6.20	0.75	0.73	0.73	5.71	403,630	37
12-31-16	9.33	0.58	0.75	1.33	0.65	—	—	0.65	—	10.01	14.61	0.74	0.73	0.73	5.91	484,963	31
12-31-15	10.10	0.59•	(0.77)	(0.18)	0.59	—	—	0.59	—	9.33	(2.01)	0.74	0.73	0.73	5.91	472,161	33
12-31-14	10.60	0.61•	(0.48)	0.13	0.63	—	—	0.63	—	10.10	1.16	0.75	0.73	0.73	5.79	590,463	78
12-31-13	10.63	0.62	(0.04)	0.58	0.61	—	—	0.61	—	10.60	5.62	0.75	0.75	0.75	5.78	691,275	26
Class S2
06-30-18	9.95	0.26•	(0.31)	(0.05)	0.28	—	—	0.28	—	9.62	(0.50)	0.90	0.88	0.88	5.46	5,039	22
12-31-17	10.02	0.56	0.03	0.59	0.64	—	0.02	0.66	—	9.95	6.04	0.90	0.88	0.88	5.56	5,792	37
12-31-16	9.34	0.56	0.75	1.31	0.63	—	—	0.63	—	10.02	14.43	0.92	0.88	0.88	5.76	5,815	31
12-31-15	10.11	0.58•	(0.77)	(0.19)	0.58	—	—	0.58	—	9.34	(2.15)	0.99	0.88	0.88	5.76	5,327	33
12-31-14	10.62	0.59	(0.48)	0.11	0.62	—	—	0.62	—	10.11	0.92	1.00	0.88	0.88	5.64	6,863	78
12-31-13	10.65	0.60•	(0.03)	0.57	0.60	—	—	0.60	—	10.62	5.47	1.00	0.90	0.90	5.63	6,722	26
Voya Large Cap Growth Portfolio
Class ADV
06-30-18	19.36	(0.00)*	1.07	1.07	—	—	—	—	—	20.43	5.53	1.27	1.27	1.27	(0.02)	1,963,438	49
12-31-17	16.22	0.02	4.53	4.55	0.01	1.40	—	1.41	—	19.36	29.01	1.27	1.27	1.27	0.04	2,015,843	65
12-31-16	18.13	0.01	0.57	0.58	—	2.49	—	2.49	—	16.22	3.33	1.32	1.27	1.27	0.08	1,986,387	74
12-31-15	19.04	(0.01)	1.12	1.11	0.00*	2.02	—	2.02	—	18.13	5.72	1.42	1.24	1.24	(0.05)	2,244,745	70
12-31-14	18.22	0.02	2.26	2.28	0.01	1.45	—	1.46	—	19.04	13.03	1.43	1.16	1.16	0.07	2,454,572	65
12-31-13	14.17	0.03	4.24	4.27	0.06	0.16	—	0.22	—	18.22	30.29	1.43	1.07	1.07	0.14	2,519,145	77
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Large Cap Growth Portfolio (continued)
Class I
06-30-18	20.80	0.06•	1.16	1.22	—	—	—	—	—	22.02	5.87	0.67	0.67	0.67	0.58	2,038,391	49
12-31-17	17.34	0.12	4.87	4.99	0.13	1.40	—	1.53	—	20.80	29.74	0.67	0.67	0.67	0.63	2,124,109	65
12-31-16	19.21	0.13	0.60	0.73	0.11	2.49	—	2.60	—	17.34	3.96	0.67	0.67	0.67	0.68	1,769,295	74
12-31-15	20.05	0.11	1.19	1.30	0.12	2.02	—	2.14	—	19.21	6.38	0.67	0.64	0.64	0.55	1,876,362	70
12-31-14	19.10	0.12	2.38	2.50	0.10	1.45	—	1.55	—	20.05	13.62	0.68	0.60	0.60	0.63	1,837,186	65
12-31-13	14.80	0.09	4.46	4.55	0.09	0.16	—	0.25	—	19.10	30.95	0.68	0.60	0.60	0.61	1,469,089	77
Class R6
06-30-18	20.81	0.06•	1.15	1.21	—	—	—	—	—	22.02	5.81	0.67	0.67	0.67	0.60	46,400	49
12-31-17	17.34	0.13•	4.87	5.00	0.13	1.40	—	1.53	—	20.81	29.80	0.67	0.67	0.67	0.65	33,736	65
12-31-16	19.21	0.13•	0.60	0.73	0.11	2.49	—	2.60	—	17.34	3.95	0.67	0.67	0.67	0.77	6,970	74
11-24-15(5) - 12-31-15	19.47	0.02•	(0.28)	(0.26)	—	—	—	—	—	19.21	(1.34)	0.67	0.67	0.67	1.02	3	70
Class S
06-30-18	20.32	0.03•	1.13	1.16	—	—	—	—	—	21.48	5.71	0.92	0.92	0.92	0.33	1,956,358	49
12-31-17	16.97	0.07•	4.76	4.83	0.08	1.40	—	1.48	—	20.32	29.42	0.92	0.92	0.92	0.39	2,040,159	65
12-31-16	18.85	0.08	0.59	0.67	0.06	2.49	—	2.55	—	16.97	3.69	0.92	0.92	0.92	0.43	2,014,562	74
12-31-15	19.72	0.06•	1.16	1.22	0.07	2.02	—	2.09	—	18.85	6.11	0.92	0.89	0.89	0.30	2,077,008	70
12-31-14	18.82	0.07	2.35	2.42	0.07	1.45	—	1.52	—	19.72	13.35	0.93	0.85	0.85	0.38	2,349,585	65
12-31-13	14.61	0.06•	4.39	4.45	0.08	0.16	—	0.24	—	18.82	30.62	0.93	0.85	0.85	0.34	1,408,087	77
Class S2
06-30-18	20.18	0.03	1.11	1.14	—	—	—	—	—	21.32	5.65	1.07	1.07	1.07	0.18	63,289	49
12-31-17	16.86	0.04•	4.73	4.77	0.05	1.40	—	1.45	—	20.18	29.22	1.07	1.07	1.07	0.24	66,024	65
12-31-16	18.73	0.05	0.59	0.64	0.02	2.49	—	2.51	—	16.86	3.57	1.10	1.07	1.07	0.28	66,897	74
12-31-15	19.62	0.03•	1.15	1.18	0.05	2.02	—	2.07	—	18.73	5.90	1.17	1.04	1.04	0.15	78,138	70
12-31-14	18.72	0.03	2.36	2.39	0.04	1.45	—	1.49	—	19.62	13.24	1.18	1.00	1.00	0.23	87,242	65
12-31-13	14.54	0.02	4.37	4.39	0.05	0.16	—	0.21	—	18.72	30.39	1.18	1.00	1.00	0.21	53,802	77
Voya Large Cap Value Portfolio
Class ADV
06-30-18	13.06	0.09•	(0.29)	(0.20)	—	—	—	—	—	12.86	(1.53)(a)	1.35	1.24	1.24	1.35(b)	56,774	46
12-31-17	11.79	0.18•	1.33	1.51	0.24	—	—	0.24	—	13.06	12.84	1.35	1.24	1.24	1.44	61,244	79
12-31-16	10.94	0.21	1.21	1.42	0.22	0.35	—	0.57	—	11.79	13.20	1.40	1.24	1.24	1.79	64,578	118
12-31-15	12.32	0.16	(0.74)	(0.58)	0.16	0.64	—	0.80	—	10.94	(5.06)	1.50	1.24	1.24	1.50	67,001	83
12-31-14	11.67	0.17•	0.92	1.09	0.22	0.22	—	0.44	—	12.32	9.42	1.50	1.24	1.24	1.40	65,989	111
12-31-13	9.13	0.13•	2.60	2.73	0.19	—	—	0.19	—	11.67	30.12	1.51	1.26	1.26	1.17	12,730	104
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Large Cap Value Portfolio (continued)
Class I
06-30-18	13.30	0.13•	(0.30)	(0.17)	—	—	—	—	—	13.13	(1.28)(a)	0.75	0.64	0.64	1.94(b)	376,524	46
12-31-17	12.00	0.26•	1.36	1.62	0.32	—	—	0.32	—	13.30	13.55	0.75	0.64	0.64	2.06	428,068	79
12-31-16	11.12	0.28	1.23	1.51	0.28	0.35	—	0.63	—	12.00	13.89	0.75	0.64	0.64	2.39	572,744	118
12-31-15	12.50	0.25•	(0.76)	(0.51)	0.23	0.64	—	0.87	—	11.12	(4.46)	0.75	0.64	0.64	2.09	560,041	83
12-31-14	11.80	0.23	0.95	1.18	0.26	0.22	—	0.48	—	12.50	10.09	0.75	0.64	0.64	1.98	643,803	111
12-31-13	9.23	0.19•	2.64	2.83	0.26	—	—	0.26	—	11.80	30.86	0.76	0.66	0.66	1.78	558,826	104
Class R6
06-30-18	13.28	0.13•	(0.30)	(0.17)	—	—	—	—	—	13.11	(1.28)(a)	0.75	0.64	0.64	1.94(b)	912	46
12-31-17	11.99	0.26•	1.35	1.61	0.32	—	—	0.32	—	13.28	13.47	0.75	0.64	0.64	2.06	836	79
12-31-16	11.12	0.23•	1.27	1.50	0.28	0.35	—	0.63	—	11.99	13.80	0.75	0.64	0.64	2.01	550	118
11-24-15(5) - 12-31-15	11.59	0.03•	(0.30)	(0.27)	0.20	—	—	0.20	—	11.12	(2.37)	0.75	0.64	0.64	2.71	3	83
Class S
06-30-18	13.14	0.11•	(0.29)	(0.18)	—	—	—	—	—	12.96	(1.37)(a)	1.00	0.89	0.89	1.70(b)	728,815	46
12-31-17	11.86	0.23•	1.34	1.57	0.29	—	—	0.29	—	13.14	13.23	1.00	0.89	0.89	1.80	800,421	79
12-31-16	11.00	0.24•	1.22	1.46	0.25	0.35	—	0.60	—	11.86	13.58	1.00	0.89	0.89	2.14	934,779	118
12-31-15	12.37	0.21	(0.74)	(0.53)	0.20	0.64	—	0.84	—	11.00	(4.66)	1.00	0.89	0.89	1.84	999,196	83
12-31-14	11.70	0.21•	0.92	1.13	0.24	0.22	—	0.46	—	12.37	9.71	1.00	0.89	0.89	1.73	1,069,662	111
12-31-13	9.14	0.17•	2.61	2.78	0.22	—	—	0.22	—	11.70	30.66	1.01	0.91	0.91	1.53	608,298	104
Class S2
06-30-18	13.15	0.10•	(0.29)	(0.19)	—	—	—	—	—	12.96	(1.44)(a)	1.15	1.04	1.04	1.52(b)	154	46
12-31-17	11.86	0.20•	1.35	1.55	0.26	—	—	0.26	—	13.15	13.10	1.15	1.04	1.04	1.64	229	79
12-31-16	11.00	0.22•	1.22	1.44	0.23	0.35	—	0.58	—	11.86	13.40	1.18	1.04	1.04	2.00	537	118
12-31-15	12.36	0.20•	(0.75)	(0.55)	0.17	0.64	—	0.81	—	11.00	(4.82)	1.25	1.04	1.04	1.68	596	83
12-31-14	11.69	0.20•	0.92	1.12	0.23	0.22	—	0.45	—	12.36	9.67	1.25	1.04	1.04	1.66	798	111
09-09-13(5) - 12-31-13	10.74	0.05•	0.92	0.97	0.02	—	—	0.02	—	11.69	9.06	1.26	1.06	1.06	1.33	3	104
Voya Limited Maturity Bond Portfolio
Class ADV
06-30-18	9.72	0.07•	(0.10)	(0.03)	0.05	—	—	0.05	—	9.64	(0.27)	0.89	0.89	0.89	1.47	17,814	121
12-31-17	9.76	0.10	0.00*	0.10	0.13	—	0.01	0.14	—	9.72	0.94	0.89	0.89	0.89	1.03	19,695	305
12-31-16	9.83	0.09•	0.00*	0.09	0.16	—	—	0.16	—	9.76	0.91	0.93	0.88	0.88	0.87	22,864	174
12-31-15	9.87	0.06•	(0.05)	0.01	0.05	—	—	0.05	—	9.83	0.15	1.03	0.88	0.88	0.59	28,178	325
12-31-14	9.88	0.07	(0.04)	0.03	0.04	—	—	0.04	—	9.87	0.31	1.03	0.88	0.88	0.57	36,335	433
12-31-13	9.92	0.03	0.01	0.04	0.08	—	—	0.08	—	9.88	0.36	1.03	0.88	0.88	0.35	40,656	527
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Limited Maturity Bond Portfolio (continued)
Class I
06-30-18	9.91	0.10•	(0.10)	0.00*	0.08	—	—	0.08	—	9.83	0.04	0.29	0.29	0.29	2.07	176,138	121
12-31-17	9.96	0.16	(0.01)	0.15	0.19	—	0.01	0.20	—	9.91	1.45	0.29	0.29	0.29	1.63	188,672	305
12-31-16	10.09	0.15•	0.00*	0.15	0.28	—	—	0.28	—	9.96	1.53	0.28	0.28	0.28	1.46	170,578	174
12-31-15	10.13	0.12•	(0.04)	0.08	0.12	—	—	0.12	—	10.09	0.82	0.28	0.28	0.28	1.20	162,082	325
12-31-14	10.14	0.12•	(0.03)	0.09	0.10	—	—	0.10	—	10.13	0.88	0.28	0.28	0.28	1.17	143,860	433
12-31-13	10.17	0.10•	(0.01)	0.09	0.12	—	—	0.12	—	10.14	0.90	0.28	0.28	0.28	0.94	110,389	527
Class S
06-30-18	9.99	0.09•	(0.10)	(0.01)	0.07	—	—	0.07	—	9.91	(0.08)	0.54	0.54	0.54	1.82	80,540	121
12-31-17	10.04	0.14	(0.02)	0.12	0.16	—	0.01	0.17	—	9.99	1.20	0.54	0.54	0.54	1.38	83,412	305
12-31-16	10.15	0.13	0.00*	0.13	0.24	—	—	0.24	—	10.04	1.28	0.53	0.53	0.53	1.21	99,063	174
12-31-15	10.19	0.10	(0.04)	0.06	0.10	—	—	0.10	—	10.15	0.55	0.53	0.53	0.53	0.94	99,356	325
12-31-14	10.19	0.10	(0.03)	0.07	0.07	—	—	0.07	—	10.19	0.69	0.53	0.53	0.53	0.92	105,215	433
12-31-13	10.21	0.08	(0.01)	0.07	0.09	—	—	0.09	—	10.19	0.71	0.53	0.53	0.53	0.69	117,451	527
Voya Multi-Manager Large Cap Core Portfolio
Class ADV
06-30-18	16.76	0.04•	(0.20)	(0.16)	—	—	—	—	—	16.60	(0.95)	1.39	1.32	1.32	0.44	1,038	20
12-31-17	14.79	0.06	2.95	3.01	0.07	0.97	—	1.04	—	16.76	21.04	1.33	1.32	1.31	0.37	1,110	28
12-31-16	14.42	0.08•	1.06	1.14	0.23	0.54	—	0.77	—	14.79	8.09	1.38	1.32	1.32	0.56	1,103	41
12-31-15	15.54	0.08•	(0.19)	(0.11)	0.05	0.96	—	1.01	—	14.42	(0.93)	1.48	1.32	1.32	0.50	1,245	55
12-31-14	14.72	0.09	1.99	2.08	0.11	1.15	—	1.26	—	15.54	14.66	1.48	1.32	1.32	0.60	1,690	44
12-31-13	11.38	0.09•	3.30	3.39	0.05	—	—	0.05	—	14.72	29.80	1.50	1.33	1.33	0.67	1,541	105
Class I
06-30-18	16.88	0.09•	(0.20)	(0.11)	—	—	—	—	—	16.77	(0.65)	0.79	0.72	0.72	1.03	22,682	20
12-31-17	14.89	0.15•	2.99	3.14	0.18	0.97	—	1.15	—	16.88	21.73	0.73	0.72	0.71	0.96	281,959	28
12-31-16	14.50	0.17•	1.08	1.25	0.32	0.54	—	0.86	—	14.89	8.81	0.73	0.72	0.72	1.16	304,474	41
12-31-15	15.63	0.17•	(0.19)	(0.02)	0.15	0.96	—	1.11	—	14.50	(0.35)	0.73	0.72	0.72	1.13	337,886	55
12-31-14	14.79	0.18•	2.00	2.18	0.19	1.15	—	1.34	—	15.63	15.31	0.73	0.72	0.72	1.20	262,017	44
12-31-13	11.42	0.17•	3.33	3.50	0.13	—	—	0.13	—	14.79	30.66	0.75	0.73	0.73	1.28	316,869	105
Class S
06-30-18	16.90	0.07•	(0.20)	(0.13)	—	—	—	—	—	16.77	(0.77)	1.04	0.97	0.97	0.78	50,855	20
12-31-17	14.91	0.11•	2.98	3.09	0.13	0.97	—	1.10	—	16.90	21.39	0.98	0.97	0.96	0.72	54,045	28
12-31-16	14.52	0.13•	1.09	1.22	0.29	0.54	—	0.83	—	14.91	8.52	0.98	0.97	0.97	0.91	57,393	41
12-31-15	15.64	0.13•	(0.18)	(0.05)	0.11	0.96	—	1.07	—	14.52	(0.56)	0.98	0.97	0.97	0.85	61,430	55
12-31-14	14.81	0.13	2.01	2.14	0.16	1.15	—	1.31	—	15.64	14.99	0.98	0.97	0.97	0.95	68,942	44
12-31-13	11.44	0.14•	3.32	3.46	0.09	—	—	0.09	—	14.81	30.29	1.00	0.98	0.98	1.02	56,868	105
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya U.S. Stock Index Portfolio
Class ADV
06-30-18	15.19	0.09•	0.25	0.34	—	—	—	—	—	15.53	2.24	0.80	0.80	0.80	1.12	111,010	4
12-31-17	13.38	0.18•	2.53	2.71	0.18	0.72	—	0.90	—	15.19	20.82	0.80	0.80	0.80	1.23	116,091	6
12-31-16	12.97	0.19	1.21	1.40	0.20	0.79	—	0.99	—	13.38	11.11	0.87	0.80	0.80	1.37	116,242	5
12-31-15	14.32	0.18	(0.07)	0.11	0.18	1.28	—	1.46	—	12.97	0.54	1.01	0.79	0.79	1.33	119,692	12
12-31-14	14.26	0.17	1.58	1.75	0.20	1.49	—	1.69	—	14.32	12.77	1.02	0.80	0.80	1.26	122,012	7
12-31-13	11.27	0.16	3.34	3.50	0.20	0.31	—	0.51	—	14.26	31.40	1.02	0.80	0.80	1.32	105,584	9
Class I
06-30-18	15.69	0.13•	0.27	0.40	—	—	—	—	—	16.09	2.55	0.27	0.27	0.27	1.64	3,413,201	4
12-31-17	13.79	0.26•	2.63	2.89	0.27	0.72	—	0.99	—	15.69	21.46	0.27	0.27	0.27	1.75	3,469,721	6
12-31-16	13.34	0.26	1.25	1.51	0.27	0.79	—	1.06	—	13.79	11.65	0.27	0.27	0.27	1.90	4,195,761	5
12-31-15	14.68	0.26•	(0.06)	0.20	0.26	1.28	—	1.54	—	13.34	1.11	0.26	0.26	0.26	1.86	4,149,051	12
12-31-14	14.57	0.26•	1.61	1.87	0.27	1.49	—	1.76	—	14.68	13.37	0.27	0.27	0.27	1.79	4,186,235	7
12-31-13	11.50	0.24•	3.40	3.64	0.26	0.31	—	0.57	—	14.57	32.04	0.27	0.27	0.27	1.85	4,322,478	9
Class P2
06-30-18	15.71	0.14•	0.26	0.40	—	—	—	—	—	16.11	2.55	0.27	0.15	0.15	1.77	1,504,113	4
05-03-17(5) - 12-31-17	14.79	0.19•	1.72	1.91	0.27	0.72	—	0.99	—	15.71	13.39	0.27	0.15	0.15	1.92	1,225,483	6
Class S
06-30-18	15.57	0.11•	0.27	0.38	—	—	—	—	—	15.95	2.44	0.52	0.51	0.51	1.39	58,042	4
12-31-17	13.69	0.21	2.62	2.83	0.23	0.72	—	0.95	—	15.57	21.22	0.52	0.51	0.51	1.52	78,577	6
12-31-16	13.26	0.22•	1.25	1.47	0.25	0.79	—	1.04	—	13.69	11.35	0.52	0.51	0.51	1.66	61,754	5
12-31-15	14.59	0.23•	(0.07)	0.16	0.21	1.28	—	1.49	—	13.26	0.89	0.51	0.50	0.50	1.62	50,470	12
12-31-14	14.49	0.23•	1.60	1.83	0.24	1.49	—	1.73	—	14.59	13.11	0.52	0.51	0.51	1.55	57,095	7
12-31-13	11.44	0.20	3.39	3.59	0.23	0.31	—	0.54	—	14.49	31.75	0.52	0.51	0.51	1.61	37,259	9
Class S2
06-30-18	15.39	0.10•	0.25	0.35	—	—	—	—	—	15.74	2.27	0.67	0.67	0.67	1.25	175,142	4
12-31-17	13.54	0.21	2.56	2.77	0.20	0.72	—	0.92	—	15.39	21.03	0.67	0.67	0.67	1.35	189,330	6
12-31-16	13.12	0.21	1.22	1.43	0.22	0.79	—	1.01	—	13.54	11.19	0.70	0.67	0.67	1.50	175,340	5
12-31-15	14.46	0.20•	(0.06)	0.14	0.20	1.28	—	1.48	—	13.12	0.75	0.76	0.66	0.66	1.46	182,682	12
12-31-14	14.38	0.19	1.60	1.79	0.22	1.49	—	1.71	—	14.46	12.94	0.77	0.67	0.67	1.39	177,899	7
12-31-13	11.37	0.19•	3.35	3.54	0.22	0.31	—	0.53	—	14.38	31.46	0.77	0.67	0.67	1.46	157,313	9
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® Clarion Real Estate Portfolio
Class ADV
06-30-18	36.01	0.24•	(0.44)	(0.20)	—	—	—	—	—	35.81	(0.56)	1.48	1.31	1.31	1.44	67,181	58
12-31-17	35.00	0.53•	1.14	1.67	0.66	—	—	0.66	—	36.01	4.82	1.45	1.31	1.31	1.50	75,575	82
12-31-16	34.11	0.47•	0.88	1.35	0.46	—	—	0.46	—	35.00	3.86	1.49	1.31	1.31	1.33	90,084	43
12-31-15	33.65	0.36•	0.49	0.85	0.39	—	—	0.39	—	34.11	2.58	1.59	1.31	1.31	1.08	90,056	41
12-31-14	26.29	0.33•	7.39	7.72	0.36	—	—	0.36	—	33.65	29.48	1.59	1.28	1.28	1.08	89,699	30
12-31-13	26.18	0.30•	0.15	0.45	0.34	—	—	0.34	—	26.29	1.65	1.61	1.21	1.21	1.11	62,462	52
Class I
06-30-18	37.76	0.34•	(0.44)	(0.10)	—	—	—	—	—	37.66	(0.26)	0.88	0.71	0.71	1.94	43,064	58
12-31-17	36.68	0.79•	1.19	1.98	0.90	—	—	0.90	—	37.76	5.47	0.85	0.71	0.71	2.14	100,423	82
12-31-16	35.71	0.72•	0.92	1.64	0.67	—	—	0.67	—	36.68	4.47	0.84	0.71	0.71	1.96	105,754	43
12-31-15	35.17	0.58•	0.52	1.10	0.56	—	—	0.56	—	35.71	3.20	0.84	0.71	0.71	1.65	128,447	41
12-31-14	27.42	0.52•	7.73	8.25	0.50	—	—	0.50	—	35.17	30.27	0.84	0.68	0.68	1.64	142,041	30
12-31-13	27.22	0.48•	0.17	0.65	0.45	—	—	0.45	—	27.42	2.27	0.86	0.61	0.61	1.67	116,778	52
Class S
06-30-18	37.67	0.31•	(0.45)	(0.14)	—	—	—	—	—	37.53	(0.37)	1.13	0.96	0.96	1.79	255,048	58
12-31-17	36.58	0.68•	1.19	1.87	0.78	—	—	0.78	—	37.67	5.18	1.10	0.96	0.96	1.83	290,716	82
12-31-16	35.60	0.61•	0.94	1.55	0.57	—	—	0.57	—	36.58	4.24	1.09	0.96	0.96	1.66	375,761	43
12-31-15	35.06	0.48•	0.53	1.01	0.47	—	—	0.47	—	35.60	2.95	1.09	0.96	0.96	1.38	430,712	41
12-31-14	27.35	0.43•	7.70	8.13	0.42	—	—	0.42	—	35.06	29.87	1.09	0.93	0.93	1.37	489,653	30
12-31-13	27.14	0.39•	0.19	0.58	0.37	—	—	0.37	—	27.35	2.06	1.11	0.86	0.86	1.38	420,035	52
Class S2
06-30-18	37.44	0.29•	(0.46)	(0.17)	—	—	—	—	—	37.27	(0.45)	1.28	1.11	1.11	1.66	16,469	58
12-31-17	36.35	0.62•	1.18	1.80	0.71	—	—	0.71	—	37.44	5.02	1.25	1.11	1.11	1.68	17,937	82
12-31-16	35.39	0.55•	0.93	1.48	0.52	—	—	0.52	—	36.35	4.07	1.27	1.11	1.11	1.52	22,911	43
12-31-15	34.85	0.44•	0.51	0.95	0.41	—	—	0.41	—	35.39	2.79	1.34	1.11	1.11	1.26	26,084	41
12-31-14	27.18	0.38•	7.76	8.05	0.38	—	—	0.38	—	34.85	29.74	1.34	1.08	1.08	1.21	28,313	30
12-31-13	26.99	0.35•	0.18	0.53	0.34	—	—	0.34	—	27.18	1.87	1.36	1.01	1.01	1.25	25,796	52
VY® Franklin Income Portfolio
Class ADV
06-30-18	11.18	0.22•	(0.23)	(0.01)	—	—	—	—	—	11.17	(0.09)	1.39	1.26	1.26	3.92	78,047	33
12-31-17	10.62	0.46•	0.58	1.04	0.48	—	—	0.48	—	11.18	10.03	1.39	1.26	1.26	4.16	81,767	22
12-31-16	9.82	0.42•	1.05	1.47	0.67	—	—	0.67	—	10.62	15.26	1.43	1.36	1.36	4.14	72,064	42
12-31-15	11.03	0.40•	(1.11)	(0.71)	0.50	—	—	0.50	—	9.82	(6.72)	1.52	1.37	1.37	3.80	68,152	18
12-31-14	10.94	0.41•	0.12	0.53	0.44	—	—	0.44	—	11.03	4.69	1.51	1.36	1.36	3.66	78,155	26
12-31-13	10.09	0.41•	0.98	1.39	0.54	—	—	0.54	—	10.94	14.14	1.51	1.36	1.36	3.91	53,031	23
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® Franklin Income Portfolio (continued)
Class I
06-30-18	11.65	0.26•	(0.22)	0.04	—	—	—	—	—	11.69	0.34	0.79	0.66	0.66	4.52	8,991	33
12-31-17	11.05	0.54•	0.60	1.14	0.54	—	—	0.54	—	11.65	10.56	0.79	0.66	0.66	4.76	9,393	22
12-31-16	10.18	0.50•	1.09	1.59	0.72	—	—	0.72	—	11.05	16.02	0.78	0.76	0.76	4.74	9,478	42
12-31-15	11.43	0.47•	(1.16)	(0.69)	0.56	—	—	0.56	—	10.18	(6.34)	0.77	0.77	0.77	4.11	9,222	18
12-31-14	11.30	0.51•	0.09	0.60	0.47	—	—	0.47	—	11.43	5.21	0.76	0.76	0.76	4.31	311,844	26
12-31-13	10.38	0.46	1.04	1.50	0.58	—	—	0.58	—	11.30	14.81	0.76	0.76	0.76	4.53	326,510	23
Class S
06-30-18	11.59	0.24•	(0.22)	0.02	—	—	—	—	—	11.61	0.17	1.04	0.91	0.91	4.27	327,365	33
12-31-17	10.99	0.51•	0.60	1.11	0.51	—	—	0.51	—	11.59	10.33	1.04	0.91	0.91	4.52	361,336	22
12-31-16	10.14	0.47•	1.09	1.56	0.71	—	—	0.71	—	10.99	15.68	1.03	1.01	1.01	4.49	411,297	42
12-31-15	11.35	0.45•	(1.13)	(0.68)	0.53	—	—	0.53	—	10.14	(6.31)	1.02	1.02	1.02	4.14	414,907	18
12-31-14	11.23	0.47•	0.10	0.57	0.45	—	—	0.45	—	11.35	4.91	1.01	1.01	1.01	4.05	554,146	26
12-31-13	10.31	0.46•	1.02	1.48	0.56	—	—	0.56	—	11.23	14.64	1.01	1.01	1.01	4.28	556,255	23
Class S2
06-30-18	11.56	0.24•	(0.23)	0.01	—	—	—	—	—	11.57	0.09	1.19	1.06	1.06	4.11	5,209	33
12-31-17	10.96	0.50•	0.59	1.09	0.49	—	—	0.49	—	11.56	10.16	1.19	1.06	1.06	4.38	5,389	22
12-31-16	10.11	0.45•	1.09	1.54	0.69	—	—	0.69	—	10.96	15.52	1.21	1.16	1.16	4.34	7,701	42
12-31-15	11.32	0.44•	(1.15)	(0.71)	0.50	—	—	0.50	—	10.11	(6.51)	1.27	1.17	1.17	3.99	7,770	18
12-31-14	11.20	0.45	0.10	0.55	0.43	—	—	0.43	—	11.32	4.79	1.26	1.16	1.16	3.91	10,975	26
12-31-13	10.29	0.45•	1.00	1.45	0.54	—	—	0.54	—	11.20	14.40	1.26	1.16	1.16	4.14	10,543	23
VY® JPMorgan Small Cap Core Equity Portfolio
Class ADV
06-30-18	20.12	(0.00)*	1.35	1.35	—	—	—	—	—	21.47	6.71	1.45	1.45	1.45	(0.01)	136,901	18
12-31-17	18.54	0.01	2.71	2.72	0.04	1.10	—	1.14	—	20.12	15.17	1.45	1.45	1.45	0.03	131,488	36
12-31-16	16.82	0.03	3.33	3.36	0.04	1.60	—	1.64	—	18.54	21.17	1.50	1.45	1.45	0.17	120,442	40
12-31-15	19.83	0.01	(0.58)	(0.57)	—	2.44	—	2.44	—	16.82	(4.02)	1.60	1.45	1.45	0.12	105,259	38
12-31-14	20.05	(0.03)	1.55	1.52	0.04	1.70	—	1.74	—	19.83	7.94	1.60	1.45	1.45	(0.11)	101,728	42
12-31-13	14.94	0.02•	5.66	5.68	0.13	0.44	—	0.57	—	20.05	38.52	1.61	1.46	1.46	0.13	85,366	41
Class I
06-30-18	21.35	0.06•	1.44	1.50	—	—	—	—	—	22.85	7.03	0.85	0.85	0.85	0.59	201,107	18
12-31-17	19.59	0.13	2.88	3.01	0.15	1.10	—	1.25	—	21.35	15.86	0.85	0.85	0.85	0.62	188,213	36
12-31-16	17.68	0.14	3.52	3.66	0.15	1.60	—	1.75	—	19.59	21.92	0.85	0.85	0.85	0.77	178,586	40
12-31-15	20.70	0.14	(0.62)	(0.48)	0.10	2.44	—	2.54	—	17.68	(3.45)	0.85	0.85	0.85	0.72	159,243	38
12-31-14	20.81	0.09	1.62	1.71	0.12	1.70	—	1.82	—	20.70	8.61	0.85	0.85	0.85	0.48	160,190	42
12-31-13	15.43	0.12	5.87	5.99	0.17	0.44	—	0.61	—	20.81	39.36	0.86	0.86	0.86	0.70	136,611	41
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® JPMorgan Small Cap Core Equity Portfolio (continued)
Class R6
06-30-18	21.34	0.07•	1.43	1.50	—	—	—	—	—	22.84	7.03	0.85	0.85	0.85	0.61	23,564	18
12-31-17	19.58	0.15•	2.86	3.01	0.15	1.10	—	1.25	—	21.34	15.87	0.85	0.85	0.85	0.73	17,009	36
05-03-16(5) - 12-31-16	17.80	0.15•	3.38	3.53	0.15	1.60	—	1.75	—	19.58	21.04	0.85	0.85	0.85	1.22	30	40
Class S
06-30-18	21.07	0.04•	1.42	1.46	—	—	—	—	—	22.53	6.93	1.10	1.10	1.10	0.34	394,074	18
12-31-17	19.35	0.07•	2.85	2.92	0.10	1.10	—	1.20	—	21.07	15.56	1.10	1.10	1.10	0.37	385,636	36
12-31-16	17.48	0.10	3.46	3.56	0.09	1.60	—	1.69	—	19.35	21.59	1.10	1.10	1.10	0.52	436,518	40
12-31-15	20.49	0.09	(0.62)	(0.53)	0.04	2.44	—	2.48	—	17.48	(3.68)	1.10	1.10	1.10	0.47	404,369	38
12-31-14	20.62	0.05	1.59	1.64	0.07	1.70	—	1.77	—	20.49	8.35	1.10	1.10	1.10	0.22	459,361	42
12-31-13	15.31	0.06	5.83	5.89	0.14	0.44	—	0.58	—	20.62	38.95	1.11	1.11	1.11	0.46	482,759	41
Class S2
06-30-18	20.85	0.03	1.39	1.42	—	—	—	—	—	22.27	6.81	1.25	1.25	1.25	0.19	35,131	18
12-31-17	19.15	0.04•	2.82	2.86	0.06	1.10	—	1.16	—	20.85	15.42	1.25	1.25	1.25	0.22	35,440	36
12-31-16	17.31	0.06•	3.44	3.50	0.06	1.60	—	1.66	—	19.15	21.39	1.28	1.25	1.25	0.37	39,721	40
12-31-15	20.32	0.06	(0.62)	(0.56)	0.01	2.44	—	2.45	—	17.31	(3.87)	1.35	1.25	1.25	0.33	40,756	38
12-31-14	20.45	0.02	1.59	1.61	0.04	1.70	—	1.74	—	20.32	8.24	1.35	1.25	1.25	0.07	48,220	42
12-31-13	15.19	0.05•	5.76	5.81	0.11	0.44	—	0.55	—	20.45	38.73	1.36	1.26	1.26	0.29	51,463	41
VY® Templeton Global Growth Portfolio
Class ADV
06-30-18	10.96	0.10•	(0.38)	(0.28)	—	—	—	—	—	10.68	(2.55)	1.57	1.43	1.43	1.87	7	14
12-31-17	9.50	0.12	1.56	1.68	0.15	0.07	—	0.22	—	10.96	17.76	1.57	1.43	1.43	1.17	7	26
12-31-16	13.16	0.13•	0.84	0.97	0.46	4.17	—	4.63	—	9.50	10.47	1.62	1.55	1.55	1.22	6	23
12-31-15	15.08	0.17	(1.27)	(1.10)	0.37	0.45	—	0.82	—	13.16	(7.89)	1.68	1.53	1.53	1.20	6	21
12-31-14	15.70	0.30	(0.78)	(0.48)	0.14	—	—	0.14	—	15.08	(3.11)	1.64	1.49	1.49	1.89	6	18
12-31-13	12.23	0.12	3.54	3.66	0.19	—	—	0.19	—	15.70	30.13	1.64	1.49	1.49	0.89	6	12
Class I
06-30-18	11.35	0.14•	(0.40)	(0.26)	—	—	—	—	—	11.09	(2.29)	0.97	0.83	0.83	2.47	2,220	14
12-31-17	9.82	0.19	1.61	1.80	0.20	0.07	—	0.27	—	11.35	18.46	0.97	0.83	0.83	1.77	2,236	26
12-31-16	13.46	0.20•	0.88	1.08	0.55	4.17	—	4.72	—	9.82	11.16	0.97	0.95	0.95	1.85	1,916	23
12-31-15	15.40	0.33•	(1.36)	(1.03)	0.46	0.45	—	0.91	—	13.46	(7.31)	0.90	0.90	0.90	2.07	1,837	21
12-31-14	16.02	0.40•	(0.79)	(0.39)	0.23	—	—	0.23	—	15.40	(2.56)	0.89	0.89	0.89	2.47	298,762	18
12-31-13	12.46	0.21•	3.61	3.82	0.26	—	—	0.26	—	16.02	30.96	0.89	0.89	0.89	1.50	319,415	12
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® Templeton Global Growth Portfolio (continued)
Class S
06-30-18	11.45	0.12•	(0.40)	(0.28)	—	—	—	—	—	11.17	(2.45)	1.22	1.08	1.08	2.19	160,043	14
12-31-17	9.90	0.16•	1.63	1.79	0.17	0.07	—	0.24	—	11.45	18.22	1.22	1.08	1.08	1.53	175,462	26
12-31-16	13.52	0.20	0.85	1.05	0.50	4.17	—	4.67	—	9.90	10.89	1.22	1.20	1.20	1.59	188,514	23
12-31-15	15.46	0.24•	(1.32)	(1.08)	0.41	0.45	—	0.86	—	13.52	(7.56)	1.18	1.18	1.18	1.57	203,957	21
12-31-14	16.08	0.36•	(0.79)	(0.43)	0.19	—	—	0.19	—	15.46	(2.77)	1.14	1.14	1.14	2.25	257,772	18
12-31-13	12.51	0.18•	3.62	3.80	0.23	—	—	0.23	—	16.08	30.62	1.14	1.14	1.14	1.25	307,054	12
Class S2
06-30-18	11.33	0.11•	(0.39)	(0.28)	—	—	—	—	—	11.05	(2.47)	1.37	1.23	1.23	2.02	2,652	14
12-31-17	9.80	0.15•	1.61	1.76	0.16	0.07	—	0.23	—	11.33	18.05	1.37	1.23	1.23	1.39	3,007	26
12-31-16	13.42	0.18	0.85	1.03	0.48	4.17	—	4.65	—	9.80	10.69	1.40	1.35	1.35	1.45	2,980	23
12-31-15	15.34	0.21•	(1.30)	(1.09)	0.38	0.45	—	0.83	—	13.42	(7.69)	1.43	1.33	1.33	1.42	3,401	21
12-31-14	15.97	0.34•	(0.80)	(0.46)	0.17	—	—	0.17	—	15.34	(2.98)	1.39	1.29	1.29	2.12	4,879	18
12-31-13	12.43	0.16•	3.59	3.75	0.21	—	—	0.21	—	15.97	30.46	1.39	1.29	1.29	1.10	5,901	12

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by an Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)
Commencement of operations.

(a)
Excluding amounts related to a securities lending settlement recorded in the period ended June 30, 2018, Voya Large Cap Value Portfolio’s total returns would have been (1.54)%, (1.29)%, (1.29)%, (1.38)% and (1.45)% for Class ADV, I, R6, S and S2, respectively.

(b)
Excluding amounts related to a securities lending settlement recorded in the period ended June 30, 2018, Voya Large Cap Value Portfolio’s Net Investment Income Ratios would have been 1.33%, 1.92%, 1.92%, 1.68% and 1.50% for Class ADV, I, R6, S and S2, respectively.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” or the “Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust consists of twenty-four active separate investment series. The ten series (each a “Portfolio” and collectively the “Portfolios”) included in this report are: Voya High Yield Portfolio (“High Yield”), Voya Large Cap Growth Portfolio (“Large Cap Growth”), Voya Large Cap Value Portfolio (“Large Cap Value”), Voya Limited Maturity Bond Portfolio (“Limited Maturity Bond”), Voya Multi-Manager Large Cap Core Portfolio (“Multi-Manager Large Cap Core”), Voya U.S. Stock Index Portfolio (“U.S. Stock Index”), VY® Clarion Real Estate Portfolio (“Clarion Real Estate”), VY® Franklin Income Portfolio (“Franklin Income”), VY® JPMorgan Small Cap Core Equity Portfolio (“JPMorgan Small Cap Core Equity”), and VY® Templeton Global Growth Portfolio (“Templeton Global Growth”), each a diversified series of the Trust. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.
The classes of shares included in this report are: Adviser (“Class ADV”), Institutional (“Class I”), Class P2, Class R6, Service (“Class S”) and Service 2 (“Class S2”); however, each Portfolio may not offer all share classes. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya
Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to High Yield, Large Cap Growth, Large Cap Value, Limited Maturity Bond, and U.S. Stock Index. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-advisers’ or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included following the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between levels of the Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method. Clarion Real Estate estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of cost of the related investments. If Clarion Real Estate no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.
C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.
D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared daily and paid monthly and net capital gains distributions, if any, are declared and paid annually by High Yield and Limited Maturity Bond. For all other Portfolios, dividends from net investment income and net capital gain distributions, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
E. Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

investment companies and to distribute substantially all of their net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.
The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G. Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:
Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.
Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, market interest rates in the United States are at or near historic lows, which may increase a Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union is (and other countries outside of the European Union are) implementing similar requirements, which will affect a Portfolio when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear. Central clearing is expected to reduce counterparty risk and increase liquidity, however, there is no assurance that it will achieve that result, and in the meantime, central clearing and related requirements expose a Portfolio to new kinds of costs and risks.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

can be in the form of cash or debt securities issued by the U.S. government or related agencies.
At June 30, 2018, the maximum amount of loss that Templeton Global Growth would incur if the counterparties to their derivative transactions failed to perform would be $137, which represents the gross payment to be received by the Portfolio on forward foreign currency contracts as of June 30, 2018. There was no cash collateral pledged to the Portfolio by any counterparty at June 30, 2018.
Certain Portfolios have entered into derivative contracts that contain credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and its derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.
H. Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.
During the period ended June 30, 2018, Templeton Global Growth had an outstanding contract amount on forward foreign currency contracts purchased and sold of  $50,744 and $27,789, respectively. The Portfolio used forward foreign currency contracts primarily to protect its non-U.S.
dollar-denominated holdings from adverse currency movements. Please refer to the tables following the Portfolio of Investments for open forward currency contracts at June 30, 2018.
I. Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio’s assets are valued.
Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2018, U.S. Stock Index and JPMorgan Small Cap Core Equity have purchased futures contracts on various equity indexes to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. In addition, Limited Maturity Bond has purchased and sold futures contracts on treasury futures to manage the duration and yield curve of the Portfolio. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where each Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the contract will correlate imperfectly with the prices of each Portfolio’s securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against counterparty default.
During the period ended June 30, 2018, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below. Please refer to the tables following each respective Portfolio of Investments for open futures contracts at June 30, 2018.
	Purchased	Sold
Limited Maturity Bond	$81,809,276	$17,197,781
U.S. Stock Index	65,305,670	—
JPMorgan Small Cap Core Equity	7,526,345	—
J. Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and covered call options on futures, swaps (“swaptions”), securities, commodities or foreign currencies it owns or in which it may invest. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the proceeds of the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as an asset and equivalent liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.
During the period ended June 30, 2018, Franklin Income had written exchange-traded options on equity securities in an attempt to generate income from option premiums. Please refer to the table following the Portfolio of Investments for open exchange-traded written options at June 30, 2018.
Please refer to Note 8 for the volume of written option activity during the period ended June 30, 2018.
K. Swap Agreements. The Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).
The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in market value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. The Portfolios may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following the Portfolios of Investments.
Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on the Statements of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

novated to a central counterparty (the “CCP”) and a Portfolio’s counterparty on the swap agreement becomes the CCP. A Portfolio is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolios of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.
Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on the Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.
Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.
A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).
Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed following the Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.
During the period ended June 30, 2018, the Portfolios did not enter into any credit default swaps to buy or sell protection.
Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.
During the period ended June 30, 2018, the Portfolios did not enter into any interest rate swaps.
L. Equity-Linked Securities. Franklin Income invests in equity-linked securities. Equity-linked securities are hybrid financial instruments that generally combine both debt and equity characteristics into a single note form. Income earned from equity-linked securities is recorded as Interest income in the Statements of Operations and may be based on the performance of an underlying equity security, an equity index, or an option position. The Portfolio records the net change in the fair value of the equity-linked security on the accompanying Statements of Operations as a change in unrealized appreciation or depreciation on investments. The Portfolio records a realized gain or loss on the Statements of Operations upon the sale or maturity of the equity-linked security. The risks of investing in equity-linked securities include unfavorable price movements in the underlying security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with equity linked securities and the appreciation potential may be limited. Equity-linked securities may be more volatile and less liquid than other investments held by the Portfolio. Please refer to the Portfolio of Investments for open equity-linked securities at June 30, 2018.
M. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreement, plus accrued interest, being invested by a Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and may incur disposition costs in liquidating the collateral.
Repurchase agreements are entered into by the Portfolios under Master Repurchase Agreements (“MRA”) which permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the respective Portfolio. There were no open repurchase agreements for any Portfolio at June 30, 2018.
N. Securities Lending. Each Portfolio may loan up to 33 1∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

O. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
P. Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such securities is identified in each Portfolio’s Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to identify liquid assets sufficient to cover the purchase price.
Q. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the six months ended June 30, 2018, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities, were as follows:
	Purchases	Sales
High Yield	$114,780,740	$134,786,378
Large Cap Growth	2,979,973,925	3,534,462,731
Large Cap Value	561,541,938	665,076,192
Limited Maturity Bond	42,188,885	57,342,283
Multi-Manager Large Cap Core	49,796,896	298,846,758
U.S. Stock Index	300,314,066	205,432,425
Clarion Real Estate	226,211,747	314,690,241
Franklin Income	109,062,792	169,127,492
JPMorgan Small Cap Core Equity	132,676,399	166,651,076
Templeton Global Growth	24,342,587	35,903,580
U.S. government securities not included above were as follows:
	Purchases	Sales
Limited Maturity Bond	$289,957,917	$269,521,798
Franklin Income	27,924,531	—
NOTE 4 — INVESTMENT MANAGEMENT FEES
Large Cap Growth, Large Cap Value, Clarion Real Estate and Franklin Income have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:
Portfolio	Fee
Large Cap Growth	0.65% on the first $5.5 billion; 0.62% on the next $1.5 billion; 0.60% on the next $3 billion; and 0.59% on the amount in excess of $10 billion
Large Cap Value	0.75% on the first $500 million; 0.70% on the next $1.5 billion; and 0.65% on the amount in excess of $2 billion
Clarion Real Estate	0.85% on the first $200 million; 0.80% on the next $550 million; and 0.75% on the amount in excess of $750 million
Franklin Income	0.75% on the first $500 million; and 0.70% on the amount in excess of $500 million

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

With the exception of the Portfolios in the table above, the Investment Adviser provides the below Portfolios with advisory and administrative services under a management agreement (the “Unified Agreement”). Under the Unified Agreement, the Investment Adviser has overall responsibility for engaging sub-advisers and for monitoring and evaluating the management of the assets of each Portfolio. Sub-advisers have full investment discretion and make all determinations with respect to the investment of a Portfolio’s assets and the purchase and sale of portfolio securities and other investments. Voya Investments, the Investment Adviser to Multi-Manager Large Cap Core, may, from time to time, directly manage a portion of the Portfolio’s investment portfolio. Pursuant to the Unified Agreement, the Investment Adviser also is responsible for providing or procuring, at the Investment Adviser’s expense, the services reasonably necessary for the ordinary operation of a Portfolio, including, among other things, custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. As compensation for its services under the Unified Agreement, the Trust pays the Investment Adviser a monthly fee (a “Unified Fee”) based on the following annual rates of the average daily net assets of each Portfolio:
Portfolio	Fee
High Yield	0.490% on the first $1 billion; 0.480% on the next $1 billion; 0.470% on the amount in excess of $2 billion
Limited Maturity Bond(1)	0.350% on the first $200 million; 0.300% on the next $300 million; 0.250% on the amount in excess of $500 million
Multi-Manager Large Cap Core	0.725% on the first $500 million; 0.675% on the next $500 million; 0.625% on the amount in excess of $1 billion
U.S. Stock Index	0.260%
JPMorgan Small Cap Core Equity	0.900% on the first $200 million; 0.850% on the next $300 million; 0.800% on the next $250 million; 0.750% on the amount in excess of $750 million
Templeton Global Growth	0.960% on the first $250 million; 0.860% on the next $250 million; 0.760% on the amount in excess of $500 million

(1)
The assets of Limited Maturity Bond are aggregated with those of Voya Government Liquid Assets Portfolio, which is not included in this report, to determine the Unified Fee applicable to the Portfolio.

The Investment Adviser has contractually agreed to waive a portion of the management fee for High Yield, Large Cap Value, Multi-Manager Large Cap Core, Clarion Real Estate, Franklin Income and Templeton Global Growth in connection with sub-advisory fee reductions for these
Portfolios. The waiver is calculated as follows: Waiver = 50% x (former sub-advisory fee rate minus new sub-advisory fee rate) x average daily net assets as of the calculation date. For the period ended June 30, 2018, the Investment Adviser waived $41,277, $66,060, $9,255, $86,496, $40,492 and $16,254 for High Yield, Large Cap Value, Multi-Manager Large Cap Core, Clarion Real Estate, Franklin Income and Templeton Global Growth, respectively. Termination or modification of these obligations requires approval by the Board.
The sub-advisory fee for JPMorgan Small Cap Core Equity was reduced on June 1, 2017. In conjunction with the sub-advisory fee reduction, the Investment Adviser has contractually agreed to waive a portion of the management fee by the same amount. For the period ended June 30, 2018, the Investment Adviser waived $2,021 in management fees for the Portfolio. Termination or modification of these obligations requires approval by the Board.
The Investment Adviser has entered into a sub-advisory agreement with each respective sub-adviser. These sub-advisers provide investment advice for certain Portfolios and are paid by the Investment Adviser based on the average daily net assets of the respective Portfolios. Subject to such policies as the Board or the Investment Adviser may determine, the sub-advisers manage each respective Portfolio’s assets in accordance with the Portfolio’s investment objectives, policies, and limitations. The sub-advisers of the Portfolios are as follows (*denotes an affiliated sub-adviser):
Portfolio	Sub-Adviser
High Yield	Voya Investment Management Co. LLC*
Large Cap Growth	Voya Investment Management Co. LLC*
Large Cap Value	Voya Investment Management Co. LLC*
Limited Maturity Bond	Voya Investment Management Co. LLC*
Multi-Manager Large Cap Core	Columbia Management Investment Advisers, LLC and The London Company of Virginia, LLC
U.S. Stock Index	Voya Investment Management Co. LLC*
Clarion Real Estate	CBRE Clarion Securities LLC
Franklin Income	Franklin Advisers, Inc.
JPMorgan Small Cap Core Equity	J.P. Morgan Investment Management Inc.
Templeton Global Growth	Templeton Global Advisors Limited
NOTE 5 — DISTRIBUTION AND SERVICE FEES
The Trust has entered into a shareholder service plan (the “Plan”) for each Portfolio that offers Class S and Class S2 shares. The Plan compensates the Distributor for the provision of shareholder services and/or account

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

maintenance services to direct or indirect beneficial owners of Class S and Class S2 shares. Under the Plan, each Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S and Class S2 shares, respectively. Each Portfolio that offers Class S2 shares has entered into a distribution plan (the “Class S2 Plan”) with the Distributor on behalf of the Class S2 shares of the Portfolio. The Class S2 Plan provides that the Class S2 shares shall pay a distribution fee for distribution services including payments to the Distributor at an annual rate of 0.15% of the average daily net assets. The Distributor has contractually agreed to waive 0.01% of the shareholder service fee for Class S shares of U.S. Stock Index. Termination or modification of this obligation requires approval by the Board.
Class ADV shares of the Portfolios have a shareholder service and distribution plan. The respective Portfolios pay the Distributor a service fee of 0.25% and a distribution fee of 0.35% of each Portfolio’s average daily net assets attributable to Class ADV shares, except for U.S. Stock Index, which pays a distribution fee of 0.28%.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
For the period ended June 30, 2018, Multi-Manager Large Cap Core incurred $78,075 of proxy and solicitation costs associated with obtaining shareholder approval relating to its merger with and into Voya Index Plus LargeCap Portfolio, which is not included in this report. The Investment Adviser reimbursed the Portfolio for these costs.
At June 30, 2018, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Portfolios:
Subsidiary/Affiliated Investment Company	Portfolio	Percentage
ReliaStar Life Insurance Company	Limited Maturity Bond	7.23%
	JPMorgan Small Cap Core Equity	8.03
Security Life of Denver Insurance Company	Limited Maturity Bond	9.49
Voya Index Solution 2025 Portfolio	U.S. Stock Index	5.46
Voya Index Solution 2035 Portfolio	U.S. Stock Index	6.49
Voya Institutional Trust Company	High Yield	15.79
	Large Cap Growth	16.23
	Large Cap Value	5.11
	Limited Maturity Bond	6.67
Subsidiary/Affiliated Investment Company	Portfolio	Percentage
	U.S. Stock Index	5.37
	Clarion Real Estate	25.57
	Franklin Income	18.66
	JPMorgan Small Cap Core Equity	23.32
Voya Insurance and Annuity Company	High Yield	53.57
	Large Cap Growth	48.32
	Large Cap Value	60.20
	Limited Maturity Bond	9.19
	Multi-Manager Large Cap Core	65.71
	Clarion Real Estate	37.18
	Franklin Income	74.74
	JPMorgan Small Cap Core Equity	33.81
	Templeton Global Growth	93.67
	Templeton Global Growth	93.40
Voya Retirement Growth Portfolio	U.S. Stock Index	17.98
Voya Retirement Insurance and Annuity Company	High Yield	26.77
	Large Cap Growth	26.07
	Large Cap Value	28.62
	Multi-Manager Large Cap Core	27.92
	U.S. Stock Index	14.93
	Clarion Real Estate	36.17
	JPMorgan Small Cap Core Equity	29.02
Voya Retirement Moderate Growth Portfolio	U.S. Stock Index	12.04
Voya Retirement Moderate Portfolio	U.S. Stock Index	5.24
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Investment Adviser may direct the Portfolios’ sub-advisers to use their best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.
The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the DC Plan, the

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of  “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
NOTE 7 — EXPENSE LIMITATION AGREEMENTS
The Investment Adviser has entered into written expense limitation agreements (“Expense Limitation Agreements”) with the following Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:
Portfolio	Class ADV	Class I	Class P2	Class R6	Class S	Class S2
Large Cap Growth(1)	1.27%	0.67%	N/A	0.67%	0.92%	1.07%
Large Cap Value(2)	1.29%	0.69%	N/A	0.69%	0.94%	1.09%
U.S. Stock Index	N/A	N/A	0.15%	N/A	N/A	N/A
Clarion Real Estate	1.35%	0.75%	N/A	N/A	1.00%	1.15%
Franklin Income	1.28%	0.68%	N/A	N/A	0.93%	1.08%
Templeton Global Growth	1.45%	0.85%	N/A	N/A	1.10%	1.25%

(1)
Any fees waived pursuant to the Expense Limitation Agreement shall not be eligible for recoupment.

(2)
Pursuant to a side letter agreement, through May 1, 2019, the Investment Adviser has further lowered the expense limits for Large Cap Value to 1.25%, 0.65%, 0.65%, 0.90%, and 1.05% for Class ADV, Class I, Class R6, Class S, and Class S2, respectively. Termination or modification of this obligation requires approval by the Board. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.

Unless otherwise specified above, the Investment Adviser may, at a later date, recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of June 30, 2018, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:
	June 30,
	2019	2020	2021	Total
Clarion Real Estate	$621,140	$583,854	$504,782	$1,709,776
Franklin Income	—	249,128	476,970	726,098
Templeton Global Growth	—	113,645	214,801	328,446
U.S. Stock Index	—	175,450	1,448,115	1,623,565
The Expense Limitation Agreements are contractual through May 1, 2019 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 8 — PURCHASED AND WRITTEN OPTIONS
Transactions in exchange-traded written options on securities for Franklin Income during the period ended June 30, 2018 were as follows:
	Number of Contracts	Premiums Received
Balance at 12/31/2017	—	$—
Options Written	1,554	137,622
Options Terminated in Closing Purchase Transactions	(650)	(49,871)
Options Expired	(704)	(54,503)
Balance at 6/30/2018	200	$33,248

NOTE 9 — LINE OF CREDIT
Effective May 18, 2018, each Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of  $400,000,000 through May 17, 2019. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 18, 2018, the predecessor line of credit was for an aggregate amount of  $400,000,000 and paid a commitment fee equal to 0.15% through May 18, 2018.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 9 — LINE OF CREDIT (continued)

The below Portfolios utilized the line of credit during the six months ended June 30, 2018 as follows:
Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Large Cap Growth	11	$39,587,182	2.70%
Large Cap Value	2	1,347,500	2.70
Limited Maturity Bond	15	3,427,067	2.50
U.S. Stock Index	1	77,234,000	2.42
Franklin Income	2	1,600,500	2.42
NOTE 10 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
High Yield
Class ADV
6/30/2018	247,660	—	262,737	(865,302)	(354,905)	2,440,646	—	2,556,125	(8,475,979)	(3,479,208)
12/31/2017	682,403	—	626,401	(1,524,161)	(215,357)	6,857,171	—	6,301,131	(15,301,907)	(2,143,605)
Class I
6/30/2018	798,589	—	193,009	(1,028,840)	(37,242)	7,833,641	—	1,878,381	(10,077,166)	(365,144)
12/31/2017	1,385,457	—	414,179	(1,301,555)	498,081	13,955,224	—	4,168,123	(13,077,664)	5,045,683
Class S
6/30/2018	882,190	—	1,171,240	(4,033,281)	(1,979,851)	8,643,983	—	11,388,848	(39,348,530)	(19,315,699)
12/31/2017	1,848,170	—	3,026,790	(12,721,146)	(7,846,186)	18,566,307	—	30,447,149	(127,613,131)	(78,599,675)
Class S2
6/30/2018	30,287	—	16,506	(105,022)	(58,229)	297,888	—	160,769	(1,020,272)	(561,615)
12/31/2017	127,978	—	39,198	(165,441)	1,735	1,293,595	—	394,804	(1,662,223)	26,176
Large Cap Growth
Class ADV
6/30/2018	432,936	—	—	(8,454,873)	(8,021,937)	8,674,397	—	—	(169,099,881)	(160,425,484)
12/31/2017	762,244	—	8,799,946	(27,880,409)	(18,318,219)	13,700,659	—	153,823,057	(502,958,258)	(335,434,542)
Class I
6/30/2018	5,018,918	—	—	(14,551,826)	(9,532,908)	108,465,193	—	—	(313,514,730)	(205,049,537)
12/31/2017	16,881,990	—	8,232,799	(25,040,982)	73,807	330,077,515	—	154,200,323	(485,173,231)	(895,393)
Class R6
6/30/2018	622,615	—	—	(137,057)	485,558	13,308,282	—	—	(2,909,942)	10,398,340
12/31/2017	1,384,056	—	72,804	(237,390)	1,219,470	26,797,806	—	1,364,356	(4,845,284)	23,316,878
Class S
6/30/2018	419,742	—	—	(9,744,949)	(9,325,207)	8,861,933	—	—	(205,067,398)	(196,205,465)
12/31/2017	2,346,413	—	8,534,578	(29,208,624)	(18,327,633)	42,425,220	—	156,438,813	(551,393,152)	(352,529,119)
Class S2
6/30/2018	79,789	—	—	(382,540)	(302,751)	1,662,787	—	—	(8,059,540)	(6,396,753)
12/31/2017	270,351	—	283,227	(1,250,276)	(696,698)	5,056,783	—	5,157,568	(23,617,121)	(13,402,770)
Large Cap Value
Class ADV
6/30/2018	71,644	—	—	(344,061)	(272,417)	930,885	—	—	(4,487,248)	(3,556,363)
12/31/2017	230,950	—	88,013	(1,108,527)	(789,564)	2,879,615	—	1,141,716	(13,765,419)	(9,744,088)
Class I
6/30/2018	334,821	—	—	(3,841,944)	(3,507,123)	4,406,039	—	—	(50,753,029)	(46,346,990)
12/31/2017	2,492,055	—	774,261	(18,824,590)	(15,558,274)	31,240,020	—	10,255,856	(237,772,738)	(196,276,862)
Class R6
6/30/2018	37,750	—	—	(31,137)	6,613	506,897	—	—	(412,907)	93,990
12/31/2017	63,248	—	2,393	(48,544)	17,097	780,153	—	31,694	(641,820)	170,027

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Large Cap Value (continued)
Class S
6/30/2018	208,570	—	—	(4,865,964)	(4,657,394)	2,741,307	—	—	(63,954,573)	(61,213,266)
12/31/2017	451,452	—	1,354,870	(19,740,352)	(17,934,030)	5,663,011	—	17,711,662	(248,278,638)	(224,903,965)
Class S2
6/30/2018	1,024	—	—	(6,543)	(5,519)	13,943	—	—	(89,536)	(75,593)
12/31/2017	11,670	—	298	(39,893)	(27,925)	151,819	—	3,922	(496,518)	(340,777)
Limited Maturity Bond
Class ADV
6/30/2018	40,984	—	10,778	(230,471)	(178,709)	397,033	—	104,016	(2,226,041)	(1,724,992)
12/31/2017	127,085	—	29,370	(471,129)	(314,674)	1,240,401	—	286,636	(4,599,109)	(3,072,072)
Class I
6/30/2018	1,520,462	—	152,329	(2,793,700)	(1,120,909)	14,977,389	—	1,499,959	(27,588,189)	(11,110,841)
12/31/2017	7,336,144	—	341,000	(5,769,120)	1,908,024	73,128,357	—	3,394,974	(57,471,718)	19,051,613
Class S
6/30/2018	333,046	—	60,181	(615,279)	(222,052)	3,306,359	—	597,107	(6,108,898)	(2,205,432)
12/31/2017	450,761	—	149,717	(2,119,211)	(1,518,733)	4,521,882	—	1,502,423	(21,265,137)	(15,240,832)
Multi-Manager Large Cap Core
Class ADV
6/30/2018	54	—	—	(3,737)	(3,683)	901	—	—	(62,432)	(61,531)
12/31/2017	127	—	4,681	(13,123)	(8,315)	1,967	—	71,928	(208,244)	(134,349)
Class I
6/30/2018	734,994	—	—	(16,088,793)	(15,353,799)	12,412,821	—	—	(265,059,208)	(252,646,387)
12/31/2017	2,321,213	—	1,183,437	(7,247,033)	(3,742,383)	36,722,639	—	18,518,783	(115,161,562)	(59,920,140)
Class R6(2)
6/30/2018	—	—	—	(231)	(231)	—	—	—	(3,897)	(3,897)
12/31/2017	—	—	16	—	16	—	—	249	—	249
Class S
6/30/2018	83,186	—	—	(248,242)	(165,056)	1,394,671	—	—	(4,159,656)	(2,764,985)
12/31/2017	240,687	—	243,866	(1,136,261)	(651,708)	3,756,094	—	3,801,208	(18,339,069)	(10,781,767)
U.S. Stock Index
Class ADV
6/30/2018	202,125	—	—	(696,454)	(494,329)	3,125,131	—	—	(10,820,561)	(7,695,430)
12/31/2017	792,344	—	510,149	(2,351,202)	(1,048,709)	11,320,248	—	7,246,583	(33,712,405)	(15,145,574)
Class I
6/30/2018	19,012,738	—	—	(27,929,039)	(8,916,301)	303,412,834	—	—	(449,232,557)	(145,819,723)
12/31/2017	38,015,935	—	15,425,745	(136,660,523)	(83,218,843)	557,164,994	—	228,042,984	(2,025,247,993)	(1,240,040,015)
Class P2
6/30/2018	23,389,530	—	—	(8,044,862)	15,344,668	372,687,511	—	—	(130,398,863)	242,288,648
5/3/2017(1) - 12/31/2017	86,543,843	—	4,708,824	(13,235,309)	78,017,358	1,286,487,822	—	69,833,243	(199,702,935)	1,156,618,130
Class S
6/30/2018	679,959	—	—	(2,085,621)	(1,405,662)	10,748,387	—	—	(33,105,440)	(22,357,053)
12/31/2017	1,249,596	—	309,708	(1,023,431)	535,873	18,187,355	—	4,538,110	(15,132,075)	7,593,390
Class S2
6/30/2018	422,027	—	—	(1,600,354)	(1,178,327)	6,593,821	—	—	(25,236,866)	(18,643,045)
12/31/2017	1,418,658	—	802,114	(2,868,101)	(647,329)	20,481,638	—	11,570,264	(41,933,061)	(9,881,159)
Clarion Real Estate
Class ADV
6/30/2018	58,135	—	—	(280,804)	(222,669)	2,011,287	—	—	(9,467,633)	(7,456,346)
12/31/2017	108,143	—	43,278	(626,439)	(475,018)	3,817,916	—	1,510,825	(22,157,086)	(16,828,345)
Class I
6/30/2018	71,784	—	—	(1,588,038)	(1,516,254)	2,536,446	—	—	(57,409,259)	(54,872,813)
12/31/2017	428,797	—	65,882	(717,836)	(223,157)	15,921,775	—	2,404,709	(26,657,727)	(8,331,243)
Class S
6/30/2018	89,304	—	—	(1,010,054)	(920,750)	3,255,286	—	—	(35,832,301)	(32,577,015)
12/31/2017	141,616	—	189,724	(2,886,834)	(2,555,494)	5,233,571	—	6,917,341	(106,881,263)	(94,730,351)
Class S2
6/30/2018	15,192	—	—	(52,369)	(37,177)	535,104	—	—	(1,854,632)	(1,319,528)
12/31/2017	38,140	—	10,841	(200,206)	(151,225)	1,396,811	—	393,072	(7,363,135)	(5,573,252)

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Franklin Income
Class ADV
6/30/2018	213,240	—	—	(543,884)	(330,644)	2,381,908	—	—	(6,076,291)	(3,694,383)
12/31/2017	946,194	—	312,611	(727,719)	531,086	10,332,943	—	3,351,186	(7,988,746)	5,695,383
Class I
6/30/2018	5,072	—	—	(41,639)	(36,567)	58,553	—	—	(481,204)	(422,651)
12/31/2017	11,482	—	38,258	(101,797)	(52,057)	131,613	—	426,583	(1,163,503)	(605,307)
Class S
6/30/2018	136,541	—	—	(3,108,186)	(2,971,645)	1,585,784	—	—	(35,864,193)	(34,278,409)
12/31/2017	575,093	—	1,527,273	(8,364,852)	(6,262,486)	6,587,558	—	16,952,728	(95,057,992)	(71,517,706)
Class S2
6/30/2018	20,551	—	—	(36,468)	(15,917)	234,245	—	—	(419,297)	(185,052)
12/31/2017	4,599	—	26,865	(268,179)	(236,715)	51,483	—	297,659	(3,031,997)	(2,682,855)
JPMorgan Small Cap Core Equity
Class ADV
6/30/2018	220,632	—	—	(379,534)	(158,902)	4,582,935	—	—	(7,859,727)	(3,276,792)
12/31/2017	532,080	—	384,843	(878,639)	38,284	10,134,724	—	7,177,317	(16,772,976)	539,065
Class I
6/30/2018	513,303	—	—	(528,042)	(14,739)	11,503,729	—	—	(11,591,935)	(88,206)
12/31/2017	987,742	—	556,070	(1,845,773)	(301,961)	20,074,202	—	10,971,271	(37,709,131)	(6,663,658)
Class R6
6/30/2018	285,560	—	—	(50,922)	234,638	6,243,239	—	—	(1,121,031)	5,122,208
12/31/2017	864,975	—	46,541	(115,903)	795,613	17,737,507	—	917,787	(2,339,739)	16,315,555
Class S
6/30/2018	606,671	—	—	(1,412,744)	(806,073)	13,277,063	—	—	(30,402,033)	(17,124,970)
12/31/2017	934,474	—	1,194,693	(6,390,546)	(4,261,379)	18,407,694	—	23,296,509	(128,156,810)	(86,452,607)
Class S2
6/30/2018	27,438	—	—	(149,786)	(122,348)	591,755	—	—	(3,255,909)	(2,664,154)
12/31/2017	94,740	—	111,721	(580,672)	(374,211)	1,842,097	—	2,157,323	(11,527,867)	(7,528,447)
Templeton Global Growth
Class ADV
6/30/2018	—	—	—	—	—	—	—	—	—	—
12/31/2017	—	—	14	—*	14	—	—	143	—*	143
Class I
6/30/2018	8,513	—	—	(5,366)	3,147	96,714	—	—	(61,030)	35,684
12/31/2017	18,047	—	4,974	(21,186)	1,835	190,493	—	53,869	(232,654)	11,708
Class S
6/30/2018	200,635	—	—	(1,202,998)	(1,002,363)	2,345,787	—	—	(13,808,369)	(11,462,582)
12/31/2017	450,085	—	384,315	(4,550,135)	(3,715,735)	4,785,816	—	4,200,561	(49,092,389)	(40,106,012)
Class S2
6/30/2018	3,688	—	—	(29,075)	(25,387)	42,708	—	—	(329,209)	(286,501)
12/31/2017	33,517	—	6,545	(78,616)	(38,554)	347,146	—	70,822	(851,926)	(433,958)

(1)
Commencement of operations.

(2)
Class R6 assets were fully redeemed on May 17, 2018.

*
Amount is less than 0.50.

NOTE 11 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned.
The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

investment of collateral with the following exception: BNY provides the Portfolios’ indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements.
The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the U.S. Treasury; U.S. government or any agency, instrumentality or authority of the U.S. government. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Securities Lending Collateral.
Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.
The following tables represent a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2018:
High Yield
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Prime Brokerage Intl Ltd	$1,830,433	$(1,830,433)	$—
Barclays Bank PLC	2,764,567	(2,764,567)	—
Barclays Capital Inc.	4,391,747	(4,391,747)	—
Citadel Clearing LLC	3,541,231	(3,541,231)	—
Citigroup Global Markets Inc.	3,450,220	(3,450,220)	—
Credit Suisse Securities (USA) LLC	926,775	(926,775)	—
Deutsche Bank Securities Inc.	1,299,870	(1,299,870)	—
Goldman, Sachs & Co. LLC	1,558,666	(1,558,666)	—
J.P. Morgan Securities LLC	3,587,368	(3,587,368)	—
Jefferies LLC	1,256,035	(1,256,035)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	45,299	(45,299)	—
Morgan Stanley & Co. LLC	1,135,974	(1,135,974)	—
Nomura Securities International, Inc.	480,524	(480,524)	—
RBC Capital Markets, LLC	105,519	(105,519)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
SunTrust Robinson Humphrey, Inc	495,640	(495,640)	—
Scotia Capital (USA) INC	680,768	(680,768)	—
UBS Securities LLC.	107,007	(107,007)	—
Wells Fargo Securities LLC	515,457	(515,457)	—
Total	$28,173,100	$(28,173,100)	$—

(1)
Collateral with a fair value of  $28,936,189 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Large Cap Value
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$12,591,134	$(12,591,134)	$—
Barclays Capital Inc.	615,246	(615,246)	—
Goldman, Sachs & Co. LLC	520,208	(520,208)	—
Total	$13,726,588	$(13,726,588)	$—

(1)
Collateral with a fair value of  $14,260,811 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Limited Maturity Bond
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$9,213,269	$(9,213,269)	$—
HSBC Securities (USA) Inc.	6,018,467	(6,018,467)	—
J.P. Morgan Securities LLC	399,024	(399,024)	—
Jefferies LLC	88,635	(88,635)	—
MUFG Securities Americas Inc.	15,451	(15,451)	—
Societe Generale	10,855,508	(10,855,508)	—
Total	$26,590,354	$(26,590,354)	$—

(1)
Collateral with a fair value of  $27,142,685 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

U.S. Stock Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$6,750	$(6,750)	$—
Citigroup Global Markets Inc.	1,038,487	(1,038,487)	—
Credit Suisse Securities (USA) LLC	53,371	(53,371)	—
Goldman, Sachs & Co. LLC	3,184,732	(3,184,732)	—

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

U.S. Stock Index (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
J.P. Morgan Securities LLC	2,026,037	(2,026,037)	—
Mizuho Securities USA LLC	142,362	(142,362)	—
Morgan Stanley & Co. LLC	749,944	(749,944)	—
National Bank of Canada Financial Inc.	1,799,906	(1,799,906)	—
Natixis Securities America LLC	2,948,692	(2,948,692)	—
Nomura Securities International, Inc.	1,537,864	(1,537,864)	—
Wells Fargo Securities LLC	54,690	(54,690)	—
Total	$13,542,835	$(13,542,835)	$—

(1)
Collateral with a fair value of $13,874,018 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Clarion Real Estate
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Goldman, Sachs & Co. LLC	$1,968,230	$(1,968,230)	$—
Industrial And Commercial Bank Of China	6,170	(6,170)	—
Morgan Stanley & Co. LLC	1,972,888	(1,972,888)	—
Natixis Securities America LLC	728,060	(728,060)	—
Nomura Securities International, Inc.	6,170	(6,170)	—
SG Americas Securities, LLC	9,502	(9,502)	—
Total	$4,691,020	$(4,691,020)	$—

(1)
Collateral with a fair value of  $4,792,078 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Franklin Income
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Prime Brokerage Intl Ltd	$768,781	$(768,781)	$—
Barclays Bank PLC	3,161,191	(3,161,191)	—
Barclays Capital Inc.	2,781,671	(2,781,671)	—
Citadel Clearing LLC	85,692	(85,692)	—
Citigroup Global Markets Inc.	1,367,657	(1,367,657)	—
Credit Suisse Securities (Europe) Limited	1,687,186	(1,687,186)	—
Deutsche Bank Securities Inc.	278,231	(278,231)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Goldman, Sachs & Co. LLC	9,564,534	(9,564,534)	—
HSBC Bank PLC	4,363,317	(4,363,317)	—
Industrial And Commercial Bank Of China	33,867	(33,867)	—
J.P. Morgan Securities LLC	5,866,401	(5,866,401)	—
Jefferies LLC	1,978,203	(1,978,203)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	3,784,041	(3,784,041)	—
Mizuho Securities USA LLC	1,198,853	(1,198,853)	—
Morgan Stanley & Co. LLC	721,288	(721,288)	—
Nomura Securities International, Inc.	559,329	(559,329)	—
RBC Capital Markets, LLC	119,851	(119,851)	—
Scotia Capital (USA) Inc.	278,046	(278,046)	—
TD Prime Services LLC	668,249	(668,249)	—
UBS Securities LLC	924,962	(924,962)	—
Wells Fargo Securities LLC	47,374	(47,374)	—
Total	$40,238,724	$(40,238,724)	$—

(1)
Collateral with a fair value of  $41,646,453 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

JPMorgan Small Cap Core Equity
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$653,301	$(653,301)	$—
Credit Suisse Securities (USA) LLC	3,209,887	(3,209,887)	—
Goldman, Sachs & Co. LLC	4,314,221	(4,314,221)	—
Industrial And Commercial Bank Of China	951	(951)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	16,428	(16,428)	—
Morgan Stanley & Co. LLC	2,847,146	(2,847,146)	—
National Financial Services LLC	74,606	(74,606)	—
Natixis Securities America LLC	2,058,603	(2,058,603)	—
RBC Dominion Securities Inc.	3,540,151	(3,540,151)	—
SG Americas Securities, LLC	1,176,375	(1,176,375)	—
BMO Capital Markets Corp	1,437,091	(1,437,091)	—
Barclays Capital Inc.	1,233,753	(1,233,753)	—
Citadel Clearing LLC	1,931,819	(1,931,819)	—
Citigroup Global Markets Inc.	460,971	(460,971)	—
Credit Suisse Securities (USA) LLC	548,667	(548,667)	—
Deutsche Bank Securities Inc.	403,601	(403,601)	—
Goldman, Sachs & Co. LLC	1,742,842	(1,742,842)	—

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

JPMorgan Small Cap Core Equity (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
HSBC Bank PLC	1,330,087	(1,330,087)	—
Industrial And Commercial Bank Of China	99,172	(99,172)	—
Janney Montgomery Scott LLC	198,033	(198,033)	—
Jefferies LLC	2,219	(2,219)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	834,576	(834,576)	—
Morgan Stanley & Co. LLC	1,788,852	(1,788,852)	—
National Financial Services LLC	295,210	(295,210)	—
Natixis Securities America LLC	78,467	(78,467)	—
Nomura Securities International, Inc.	15,466	(15,466)	—
RBC Dominion Securities Inc.	1,459,809	(1,459,809)	—
SG Americas Securities, LLC	362,468	(362,468)	—
Scotia Capital (USA) Inc.	2,496,092	(2,496,092)	—
UBS Securities LLC	11,922	(11,922)	—
Wells Fargo Securities LLC	319,255	(319,255)	—
Total	$34,942,041	$(34,942,041)	$—

(1)
Collateral with a fair value of  $35,852,668 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Templeton Global Growth
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$337,339	$(337,339)	$—
Barclays Capital Inc.	295,782	(295,782)	—
Barclays Capital Securities Ltd.	1,048,503	(1,048,503)	—
Citigroup Global Markets Inc.	536,573	(536,573)	—
Goldman, Sachs & Co. LLC	29,412	(29,412)	—
HSBC Bank PLC	20,752	(20,752)	—
Jefferies LLC	871,071	(871,071)	—
Mizuho Securities USA LLC	6,536	(6,536)	—
Morgan Stanley & Co. LLC	135,981	(135,981)	—
National Bank of Canada Financial Inc.	13,971	(13,971)	—
Nomura Securities International, Inc.	188,647	(188,647)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
RBC Capital Markets, LLC	4,657	(4,657)	—
UBS Securities LLC	60,541	(60,541)	—
Wells Fargo Securities LLC	412,471	(412,471)	—
Total	$3,962,236	$(3,962,236)	$—

(1)
Collateral with a fair value of  $4,136,436 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — SECURITES LENDING SETTLEMENT
In February 2018, Voya Investments and Directed Services LLC (collectively, the “Respondent”) entered into a settlement agreement (the “Settlement”) with the Securities and Exchange Commission related to certain securities lending practices employed within various insurance-dedicated Voya mutual funds. The Respondent paid disgorgement, prejudgment interest and a civil money penalty of  $3,647,469, including payments to the impacted mutual funds totaling $2,024,355. During the six-month period ended June 30, 2018, Large Cap Value and U.S. Stock Index received payments of  $126,879 and $118,325, respectively, related to the Settlement and such amounts are recorded in Settlement Income in the accompanying Statements of Operations.
NOTE 13 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, paydowns and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 13 — FEDERAL INCOME TAXES (continued)

The tax composition of dividends and distributions to shareholders was as follows:
	Six Months Ended June 30, 2018	Year Ended December 31, 2017
	Ordinary Income	Ordinary Income	Long-term Capital Gains	Return of Capital
High Yield	$15,984,123	$39,932,565	$—	$1,378,642
Large Cap Growth	—	58,675,583	412,308,534	—
Large Cap Value	—	29,144,934	—	—
Limited Maturity Bond	2,201,082	5,041,720	—	165,021
Multi-Manager Large Cap Core	—	3,333,122	19,059,046	—
U.S. Stock Index	—	88,067,479	233,163,705	—
Clarion Real Estate	—	11,225,947	—	—
Franklin Income	—	21,028,156	—	—
JPMorgan Small Cap Core Equity	—	3,647,065	40,873,142	—
Templeton Global Growth	—	3,876,191	449,204	—
The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2017 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
				Amount	Character	Expiration
High Yield	$—	$—	$8,065,099	$(587,304)	Short-term	None
				(25,341,108)	Long-term	None
				$(25,928,412)
Large Cap Growth	100,587,845	738,351,837	1,292,298,933	—	—	—
Large Cap Value	18,538,759	113,212,625	169,801,982	—	—	—
Limited Maturity Bond	—	—	(655,217)	(1,509,253)	Short-term	None
				(1,447,997)	Long-term	None
				$(2,957,250)
Multi-Manager Large Cap Core	2,397,562	24,145,369	77,644,351	—	—	—
U.S. Stock Index	16,663,890	284,355,126	2,097,212,515	—	—	—
Clarion Real Estate	9,897,322	35,832,485	20,823,776	—	—	—
Franklin Income	21,387,624	—	48,707,474	—	—	—
JPMorgan Small Cap Core Equity	16,541,543	78,708,038	188,800,020	—	—	—
Templeton Global Growth	5,472,535	13,886,377	24,603,109	—	—	—
The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.
As of June 30, 2018, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2013.
NOTE 14 — SUBSEQUENT EVENTS
Reorganization: The Board approved a proposal to reorganize Multi-Manager Large Cap Core (the “Merging Portfolio”) with and into Voya Index Plus LargeCap Portfolio (the “Reorganization”), which is not included in this report. The proposed Reorganization was approved by the shareholders of the Merging Portfolio at a shareholder meeting held on August 7, 2018. The Reorganization will take place on close of business August 24, 2018.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 14 — SUBSEQUENT EVENTS (continued)

Dividends: Subsequent to June 30, 2018, the following Portfolios declared dividends and distributions of:
	PER SHARE AMOUNTS			Payable Date	Record Date
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains
High Yield
Class ADV	$0.0442	$—	$—	August 1, 2018	Daily
Class I	$0.0491	$—	$—	August 1, 2018	Daily
Class S	$0.0471	$—	$—	August 1, 2018	Daily
Class S2	$0.0459	$—	$—	August 1, 2018	Daily
Large Cap Growth
Class ADV	$0.0104	$0.2788	$2.6045	July 16, 2018	July 12, 2018
Class I	$0.1386	$0.2788	$2.6045	July 16, 2018	July 12, 2018
Class R6	$0.1388	$0.2788	$2.6045	July 16, 2018	July 12, 2018
Class S	$0.0813	$0.2788	$2.6045	July 16, 2018	July 12, 2018
Class S2	$0.0452	$0.2788	$2.6045	July 16, 2018	July 12, 2018
Large Cap Value
Class ADV	$0.0356	$0.1718	$1.2715	July 16, 2018	July 12, 2018
Class I	$0.0356	$0.1718	$1.2715	July 16, 2018	July 12, 2018
Class R6	$0.0356	$0.1718	$1.2715	July 16, 2018	July 12, 2018
Class S	$0.0356	$0.1718	$1.2715	July 16, 2018	July 12, 2018
Class S2	$0.0356	$0.1718	$1.2715	July 16, 2018	July 12, 2018
Limited Maturity Bond
Class ADV	$0.0092	$—	$—	August 1, 2018	Daily
Class I	$0.0144	$—	$—	August 1, 2018	Daily
Class S	$0.0124	$—	$—	August 1, 2018	Daily
Multi-Manager Large Cap Core
Class ADV	$0.1118	$0.4292	$5.5077	July 16, 2018	July 12, 2018
Class I	$0.1118	$0.4292	$5.5077	July 16, 2018	July 12, 2018
Class S	$0.1118	$0.4292	$5.5077	July 16, 2018	July 12, 2018
U.S. Stock Index
Class ADV	$0.0390	$0.0120	$0.8692	July 16, 2018	July 12, 2018
Class I	$0.0390	$0.0120	$0.8692	July 16, 2018	July 12, 2018
Class P2	$0.0390	$0.0120	$0.8692	July 16, 2018	July 12, 2018
Class S	$0.0390	$0.0120	$0.8692	July 16, 2018	July 12, 2018
Class S2	$0.0390	$0.0120	$0.8692	July 16, 2018	July 12, 2018
Clarion Real Estate
Class ADV	$0.8295	$—	$3.5025	July 16, 2018	July 12, 2018
Class I	$1.0957	$—	$3.5025	July 16, 2018	July 12, 2018
Class S	$0.9723	$—	$3.5025	July 16, 2018	July 12, 2018
Class S2	$0.9073	$—	$3.5025	July 16, 2018	July 12, 2018
Franklin Income
Class ADV	$0.5634	$—	$—	July 16, 2018	July 12, 2018
Class I	$0.6305	$—	$—	July 16, 2018	July 12, 2018
Class S	$0.5960	$—	$—	July 16, 2018	July 12, 2018
Class S2	$0.5700	$—	$—	July 16, 2018	July 12, 2018

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 14 — SUBSEQUENT EVENTS (continued)

	PER SHARE AMOUNTS			Payable Date	Record Date
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains
JPMorgan Small Cap Core Equity
Class ADV	$0.0190	$0.3880	$2.2329	July 16, 2018	July 12, 2018
Class I	$0.1362	$0.3880	$2.2329	July 16, 2018	July 12, 2018
Class R6	$0.1362	$0.3880	$2.2329	July 16, 2018	July 12, 2018
Class S	$0.0777	$0.3880	$2.2329	July 16, 2018	July 12, 2018
Class S2	$0.0394	$0.3880	$2.2329	July 16, 2018	July 12, 2018
Templeton Global Growth
Class ADV	$0.2588	$0.0829	$0.9417	July 16, 2018	July 12, 2018
Class I	$0.3209	$0.0829	$0.9417	July 16, 2018	July 12, 2018
Class S	$0.2882	$0.0829	$0.9417	July 16, 2018	July 12, 2018
Class S2	$0.2665	$0.0829	$0.9417	July 16, 2018	July 12, 2018
The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

SUMMARY PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2018 (Unaudited)

Investment Type Allocation as of June 30, 2018 (as a percentage of net assets)

Corporate Bonds/Notes	97.1%
Bank Loans	0.6%
Common Stock	0.1%
Convertible Bonds/Notes**	0.0%
Assets in Excess of Other Liabilities*	2.2%
Net Assets	100.0%
* Includes short-term investments.
** Amount is less than 0.05%.
Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 97.1%
		Basic Materials: 7.5%
455,000 (1)		Alcoa Nederland Holding BV, 6.125%, 05/15/2028	$458,981	0.1
2,140,000	(1)(2)	Alpha 3 BV / Alpha US Bidco, Inc., 6.250%, 02/01/2025	2,113,250	0.4
1,500,000 (1)		Aruba Investments, Inc., 8.750%, 02/15/2023	1,575,000	0.3
1,500,000 (1)		Cascades, Inc., 5.500%, 07/15/2022	1,494,375	0.3
1,580,000 (1)		Constellium NV, 5.750%, 05/15/2024	1,532,600	0.3
250,000 (1)		Constellium NV, 5.875%, 02/15/2026	241,875	0.0
500,000 (1)		Constellium NV, 6.625%, 03/01/2025	504,995	0.1
1,775,000 (1)		Cornerstone Chemical Co., 6.750%, 08/15/2024	1,741,719	0.3
910,000 (1)		Ferroglobe PLC / Globe Specialty Metals, Inc., 9.375%, 03/01/2022	944,125	0.2
915,000 (1)		First Quantum Minerals Ltd., 6.500%, 03/01/2024	885,262	0.2
3,360,000		Freeport-McMoRan, Inc., 4.550%-5.450%, 11/14/2024-03/15/2043	3,063,200	0.6
1,000,000		Hexion, Inc., 6.625%, 04/15/2020	938,900	0.2
935,000 (1)		Hexion, Inc., 10.375%, 02/01/2022	920,975	0.2
930,000	(1)(2)	Hexion, Inc., 13.750%, 02/01/2022	848,625	0.1
1,850,000 (1)		IAMGOLD Corp., 7.000%, 04/15/2025	1,895,695	0.4
1,750,000	(1)(2)	INEOS Group Holdings SA, 5.625%, 08/01/2024	1,728,125	0.3
1,930,000 (1)		OCI NV, 6.625%, 04/15/2023	1,966,863	0.4
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Basic Materials (continued)
2,000,000 (1)		Rayonier AM Products, Inc., 5.500%, 06/01/2024	$1,890,000	0.3
2,851,000		Teck Resources Ltd., 4.750%-5.200%, 01/15/2022-03/01/2042	2,606,950	0.5
300,000 (1)		Tronox Finance PLC, 5.750%, 10/01/2025	292,125	0.1
1,700,000	(1)(2)	Tronox, Inc., 6.500%, 04/15/2026	1,693,625	0.3
13,974,000	(3)(4)	Other Securities	10,025,286	1.9
			39,362,551	7.5
		Communications: 16.5%
1,890,000 (1)		Acosta, Inc., 7.750%, 10/01/2022	954,450	0.2
1,000,000	(1)(2)	Altice Finco SA, 8.125%, 01/15/2024	1,000,000	0.2
2,725,000 (1)		Altice France SA/France, 6.250%, 05/15/2024	2,656,875	0.5
2,030,000	(1)(2)	Altice Luxembourg SA, 7.625%, 02/15/2025	1,875,212	0.3
2,000,000 (1)		Altice Luxembourg SA, 7.750%, 05/15/2022	1,942,500	0.4
1,855,000 (1)		Altice US Finance I Corp., 5.500%, 05/15/2026	1,794,713	0.4
1,850,000		AMC Networks, Inc., 4.750%, 08/01/2025	1,782,956	0.3
1,175,000 (1)		Block Communications, Inc., 6.875%, 02/15/2025	1,177,937	0.2
2,660,000 (1)		CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	2,490,425	0.5
1,665,000 (1)		CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	1,531,800	0.3
1,130,000 (1)		CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/2026	1,098,586	0.2
2,395,000 (1)		CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 02/15/2026	2,359,075	0.4
500,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 09/30/2022	503,437	0.1
950,000 (1)		Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/2021	948,812	0.2
400,000 (1)		Cequel Communications Holdings I LLC / Cequel Capital Corp., 7.500%, 04/01/2028	406,880	0.1
2,810,000 (1)		CommScope Tech Finance LLC, 6.000%, 06/15/2025	2,883,763	0.5
2,600,000		CSC Holdings LLC, 5.250%, 06/01/2024	2,463,500	0.5
1,100,000 (1)		CSC Holdings LLC, 5.375%, 02/01/2028	1,020,250	0.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications (continued)
1,125,000 (1)		CSC Holdings LLC, 6.625%, 10/15/2025	$1,154,531	0.2
2,975,000		DISH DBS Corp., 5.875%, 11/15/2024	2,528,750	0.5
1,525,000 (2)		DISH DBS Corp., 5.000%-5.875%, 07/15/2022-03/15/2023	1,401,156	0.2
4,645,000 (2)		Frontier Communications Corp., 6.875%-11.000%, 01/15/2025-09/15/2025	3,340,159	0.6
2,140,000 (1)		Gray Television, Inc., 5.125%, 10/15/2024	2,049,050	0.4
3,800,000		Intelsat Jackson Holdings SA, 5.500%, 08/01/2023	3,418,860	0.7
925,000 (2)		Intelsat Luxembourg SA, 8.125%, 06/01/2023	751,563	0.1
4,100,000		Level 3 Financing, Inc., 5.125%-5.375%, 05/01/2023-03/15/2026	3,987,150	0.8
500,000 (1)		Midcontinent Communications / Midcontinent Finance Corp., 6.875%, 08/15/2023	525,625	0.1
1,750,000 (1)		Netflix, Inc., 5.875%, 11/15/2028	1,775,725	0.3
1,445,000 (1)		Nexstar Broadcasting, Inc., 5.625%, 08/01/2024	1,396,231	0.3
2,159,000 (1)		Plantronics, Inc., 5.500%, 05/31/2023	2,165,477	0.4
2,070,000 (1)		Salem Media Group, Inc., 6.750%, 06/01/2024	1,888,875	0.4
1,065,000	(1)(2)	Sinclair Television Group, Inc., 5.125%, 02/15/2027	985,125	0.2
1,530,000		Sinclair Television Group, Inc., 6.125%, 10/01/2022	1,562,513	0.3
1,750,000 (1)		Sirius XM Radio, Inc., 5.000%, 08/01/2027	1,640,625	0.3
1,340,000 (1)		Sirius XM Radio, Inc., 6.000%, 07/15/2024	1,368,475	0.3
3,500,000		Sprint Communications, Inc., 6.000%, 11/15/2022	3,478,125	0.7
3,235,000		Sprint Corp., 7.125%, 06/15/2024	3,274,111	0.6
1,750,000		Sprint Corp., 7.250%, 09/15/2021	1,824,375	0.4
2,275,000		Sprint Corp., 7.625%, 03/01/2026	2,323,344	0.4
2,845,000		Telecom Italia Capital SA, 6.000%-6.375%, 11/15/2033-09/30/2034	2,772,550	0.5
1,295,000 (1)		Telesat Canada / Telesat LLC, 8.875%, 11/15/2024	1,388,888	0.3
2,200,000		T-Mobile USA, Inc., 6.500%, 01/15/2026	2,270,840	0.4
865,000		T-Mobile USA, Inc., 4.500%-5.125%, 04/15/2025-02/01/2026	852,275	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
1,255,000 (1)	Zayo Group LLC / Zayo Capital, Inc., 5.750%, 01/15/2027	$1,236,175	0.2
2,160,000	Zayo Group LLC / Zayo Capital, Inc., 6.000%, 04/01/2023	2,208,600	0.4
4,055,000	Other Securities	4,161,060	0.8
		86,621,404	16.5
	Consumer, Cyclical: 16.0%
2,345,000 (1)	1011778 BC ULC / New Red Finance, Inc., 5.000%, 10/15/2025	2,230,564	0.4
1,750,000 (2)	AMC Entertainment Holdings, Inc., 5.875%, 11/15/2026	1,688,750	0.3
1,270,000 (1)	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.750%, 08/01/2025	1,212,850	0.2
1,308,000 (1)	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.875%, 02/15/2021	1,321,080	0.3
2,070,000	AV Homes, Inc., 6.625%, 05/15/2022	2,139,862	0.4
2,390,000	Caleres, Inc., 6.250%, 08/15/2023	2,473,650	0.5
1,170,000 (1)	Carmike Cinemas, Inc., 6.000%, 06/15/2023	1,202,175	0.2
1,880,000 (1)	CCM Merger, Inc., 6.000%, 03/15/2022	1,918,164	0.4
2,900,000	Century Communities, Inc., 5.875%, 07/15/2025	2,747,750	0.5
1,875,000 (1)	Cooper-Standard Automotive, Inc., 5.625%, 11/15/2026	1,856,250	0.4
2,895,000 (1)	Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, 10/15/2025	2,746,631	0.5
1,400,000 (1)	Eagle Intermediate Global Holding BV/Ruyi US Finance LLC, 7.500%, 05/01/2025	1,401,750	0.3
1,965,000 (1)	EMI Music Publishing Group North America Holdings, Inc., 7.625%, 06/15/2024	2,131,337	0.4
2,275,000 (1)	Golden Nugget, Inc., 6.750%, 10/15/2024	2,281,097	0.4
2,060,000 (1)	Hot Topic, Inc., 9.250%, 06/15/2021	1,975,025	0.4
780,000 (1)	International Game Technology PLC, 6.250%, 02/15/2022	803,400	0.1
955,000 (1)	International Game Technology PLC, 6.500%, 02/15/2025	990,812	0.2
1,210,000 (1)	JB Poindexter & Co., Inc., 7.125%, 04/15/2026	1,246,300	0.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical (continued)
880,000 (1)		KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.000%, 06/01/2024	$870,936	0.1
930,000 (1)		KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.250%, 06/01/2026	918,375	0.2
1,840,000 (1)		Live Nation Entertainment, Inc., 5.375%, 06/15/2022	1,876,800	0.4
2,190,000		MGM Resorts International, 5.750%, 06/15/2025	2,198,213	0.4
2,500,000		MGM Resorts International, 6.000%-6.625%, 12/15/2021-03/15/2023	2,626,250	0.5
1,850,000 (1)		Navistar International Corp., 6.625%, 11/01/2025	1,910,125	0.4
1,180,000 (1)		Neiman Marcus Group Ltd., Inc., 8.000%, 10/15/2021	786,175	0.1
2,194,512	(1)(5)	Neiman Marcus Group Ltd., Inc., 8.750% (PIK Rate 9.500%, Cash Rate 8.750%), 10/15/2021	1,470,323	0.3
2,215,000 (1)		Penn National Gaming, Inc., 5.625%, 01/15/2027	2,093,175	0.4
235,000 (1)		PetSmart, Inc., 5.875%, 06/01/2025	181,537	0.1
3,370,000 (1)		PetSmart, Inc., 7.125%, 03/15/2023	2,279,131	0.4
2,120,000 (1)		Scientific Games International, Inc., 5.000%, 10/15/2025	2,024,600	0.4
2,610,000		Scientific Games International, Inc., 6.625%-10.000%, 05/15/2021-12/01/2022	2,737,675	0.5
1,925,000 (1)		Silversea Cruise Finance Ltd., 7.250%, 02/01/2025	2,088,818	0.4
500,000 (1)		Six Flags Entertainment Corp., 4.875%, 07/31/2024	487,100	0.1
1,550,000 (1)		Six Flags Entertainment Corp., 5.500%, 04/15/2027	1,508,863	0.3
710,000 (1)		Stars Group Holdings / Stars Group, 7.000%, 07/15/2026	718,875	0.1
1,995,000 (1)		Station Casinos LLC, 5.000%, 10/01/2025	1,880,288	0.4
1,955,000 (1)		Viking Cruises Ltd., 5.875%, 09/15/2027	1,852,363	0.4
645,000 (1)		WMG Acquisition Corp., 5.000%, 08/01/2023	644,194	0.1
465,000 (1)		WMG Acquisition Corp., 5.625%, 04/15/2022	477,155	0.1
1,280,000 (1)		Wolverine World Wide, Inc., 5.000%, 09/01/2026	1,219,200	0.2
19,090,000 (6)		Other Securities	18,887,528	3.6
			84,105,146	16.0
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: 18.3%
2,145,000		Albertsons Cos LLC / Safeway, Inc. / New Albertsons L.P. / Albertson’s LLC, 6.625%, 06/15/2024	$2,032,387	0.4
875,000 (1)		Albertsons Cos, Inc., 6.085%, (US0003M + 3.750%), 01/15/2024	879,375	0.1
1,750,000	(1)(2)	Aptim Corp., 7.750%, 06/15/2025	1,426,250	0.3
1,190,000 (1)		Cardtronics, Inc. / Cardtronics USA, Inc., 5.500%, 05/01/2025	1,082,900	0.2
3,295,000		Centene Corp., 4.750%-6.125%, 02/15/2021-01/15/2025	3,385,458	0.6
1,410,000 (1)		Cott Holdings, Inc., 5.500%, 04/01/2025	1,374,750	0.3
1,245,000	(1)(5)	Eagle Holding CO II LLC, 7.625% (PIK Rate 8.375%, Cash Rate 7.625%), 05/15/2022	1,260,811	0.2
400,000	(1)(2)	Endo Dac / Endo Finance LLC / Endo Finco, Inc., 5.875%, 10/15/2024	392,000	0.0
1,155,000 (1)		Endo Finance LLC / Endo Finco, Inc., 5.375%, 01/15/2023	929,775	0.2
675,000 (1)		Envision Healthcare Corp., 5.125%, 07/01/2022	684,281	0.1
2,190,000 (1)		Graham Holdings Co., 5.750%, 06/01/2026	2,217,375	0.4
2,000,000		HCA Healthcare, Inc., 6.250%, 02/15/2021	2,080,000	0.4
3,500,000		HCA, Inc., 7.500%, 02/15/2022	3,815,000	0.7
4,535,000		HCA, Inc., 5.375%-5.875%, 05/01/2023-06/15/2047	4,491,832	0.9
354,000 (1)		Herc Rentals, Inc., 7.500%, 06/01/2022	376,125	0.1
434,000 (1)		Herc Rentals, Inc., 7.750%, 06/01/2024	465,465	0.1
560,000 (1)		Hertz Corp./The, 7.625%, 06/01/2022	539,000	0.1
1,365,000	(1)(2)	Hertz Corp., 5.500%, 10/15/2024	1,080,056	0.2
1,000,000 (2)		Hertz Corp., 7.375%, 01/15/2021	985,000	0.2
2,445,000 (1)		Hill-Rom Holdings, Inc., 5.750%, 09/01/2023	2,500,013	0.5
2,405,000 (1)		Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 08/01/2023	2,399,469	0.5
470,000 (1)		JBS USA LUX SA / JBS USA Finance, Inc., 5.750%, 06/15/2025	439,450	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical (continued)
1,035,000 (1)		JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 07/15/2024	$992,306	0.2
2,200,000 (1)		JBS USA LUX SA / JBS USA Finance, Inc., 6.750%, 02/15/2028	2,081,090	0.4
2,570,000 (1)		MPH Acquisition Holdings LLC, 7.125%, 06/01/2024	2,640,675	0.5
925,000 (1)		Pilgrim’s Pride Corp., 5.750%, 03/15/2025	890,313	0.2
1,115,000 (1)		Pilgrim’s Pride Corp., 5.875%, 09/30/2027	1,036,950	0.2
545,000	(1)(5)	Polaris Intermediate Corp., 8.500% (PIK Rate 8.500%, Cash Rate 0.000%), 12/01/2022	564,075	0.1
900,000 (1)		Post Holdings, Inc., 5.000%, 08/15/2026	841,500	0.2
1,525,000 (1)		Post Holdings, Inc., 5.625%, 01/15/2028	1,435,406	0.3
1,100,000 (1)		Post Holdings, Inc., 8.000%, 07/15/2025	1,225,125	0.2
1,535,000 (1)		Sotera Health Holdings LLC, 6.500%, 05/15/2023	1,569,538	0.3
1,175,000	(1)(5)	Sotera Health Topco, Inc., 8.125% (PIK Rate 8.875%, Cash Rate 8.125%), 11/01/2021	1,180,875	0.2
1,105,000 (1)		Tenet Healthcare Corp., 5.125%, 05/01/2025	1,054,584	0.2
2,340,000 (2)		Tenet Healthcare Corp., 6.750%, 06/15/2023	2,337,075	0.4
2,775,000		Tenet Healthcare Corp., 6.750%-8.125%, 02/01/2020-04/01/2022	2,871,375	0.6
3,315,000		United Rentals North America, Inc., 4.625%-5.500%, 07/15/2025-01/15/2028	3,211,594	0.6
1,285,000 (1)		US Foods, Inc., 5.875%, 06/15/2024	1,313,913	0.2
1,000,000 (1)		Valeant Pharmaceuticals International, Inc., 5.500%, 03/01/2023	935,000	0.2
1,350,000 (1)		Valeant Pharmaceuticals International, Inc., 5.500%, 11/01/2025	1,335,487	0.3
1,435,000 (1)		Valeant Pharmaceuticals International, Inc., 6.125%, 04/15/2025	1,327,375	0.2
720,000 (1)		Valeant Pharmaceuticals International, Inc., 7.000%, 03/15/2024	755,777	0.1
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical (continued)
280,000 (1)		Valeant Pharmaceuticals International, Inc., 9.000%, 12/15/2025	$291,550	0.1
3,055,000 (1)		Valeant Pharmaceuticals International, 6.750%, 08/15/2021	3,089,369	0.6
2,480,000	(1)(2)	Valeant Pharmaceuticals International, 7.250%, 07/15/2022	2,539,917	0.5
2,360,000 (1)		Valeant Pharmaceuticals International, 8.500%, 01/31/2027	2,401,300	0.4
845,000 (1)		Valeant Pharmaceuticals International, 9.250%, 04/01/2026	879,856	0.2
2,800,000 (1)		Vizient, Inc., 10.375%, 03/01/2024	3,101,000	0.6
2,215,000 (1)		West Street Merger Sub, Inc., 6.375%, 09/01/2025	2,126,400	0.4
18,113,000 (6)		Other Securities	17,579,896	3.3
			96,446,093	18.3
		Energy: 15.2%
2,880,000 (2)		Antero Resources Corp., 5.000%-5.125%, 12/01/2022-03/01/2025	2,893,950	0.5
1,530,000 (1)		Calfrac Holdings L.P., 8.500%, 06/15/2026	1,539,562	0.3
2,800,000	(1)(2)	California Resources Corp., 8.000%, 12/15/2022	2,555,000	0.5
1,960,000 (1)		Centennial Resource Production LLC, 5.375%, 01/15/2026	1,911,000	0.4
2,140,000		Cheniere Corpus Christi Holdings LLC, 5.125%, 06/30/2027	2,129,300	0.4
1,155,000		Cheniere Corpus Christi Holdings LLC, 5.875%, 03/31/2025	1,205,531	0.2
2,140,000 (2)		Chesapeake Energy Corp., 8.000%, 01/15/2025	2,184,833	0.4
2,750,000		Continental Resources, Inc./OK, 4.375%-5.000%, 09/15/2022-01/15/2028	2,766,077	0.5
1,885,000 (1)		Covey Park Energy LLC / Covey Park Finance Corp., 7.500%, 05/15/2025	1,932,125	0.4
2,245,000		Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 6.750%, 05/15/2025	2,256,225	0.4
385,000 (1)		Diamondback Energy, Inc., 5.375%, 05/31/2025	385,481	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy (continued)
760,000 (1)		Endeavor Energy Resources L.P. / EER Finance, Inc., 5.500%, 01/30/2026	$739,100	0.1
1,140,000 (1)		Endeavor Energy Resources L.P. / EER Finance, Inc., 5.750%, 01/30/2028	1,115,775	0.2
2,700,000		Gulfport Energy Corp., 6.000%-6.375%, 10/15/2024-01/15/2026	2,614,375	0.5
945,000 (1)		Hess Infrastructure Partners L.P. / Hess Infrastructure Partners Finance Corp., 5.625%, 02/15/2026	947,362	0.2
1,000,000 (1)		Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.000%, 12/01/2024	975,000	0.2
1,930,000 (1)		Indigo Natural Resources LLC, 6.875%, 02/15/2026	1,876,925	0.4
1,535,000 (1)		Jagged Peak Energy LLC, 5.875%, 05/01/2026	1,508,137	0.3
2,325,000	(1)(2)	Jonah Energy LLC / Jonah Energy Finance Corp., 7.250%, 10/15/2025	1,889,063	0.4
1,490,000 (1)		Lonestar Resources America, Inc., 11.250%, 01/01/2023	1,590,575	0.3
1,545,000 (1)		Moss Creek Resources Holdings, Inc., 7.500%, 01/15/2026	1,515,506	0.3
2,760,000		Murphy Oil Corp., 4.450%-6.875%, 12/01/2022-08/15/2025	2,762,214	0.5
2,070,000		Murphy Oil USA, Inc., 5.625%-6.000%, 08/15/2023-05/01/2027	2,123,688	0.4
1,415,000 (1)		Murray Energy Corp., 11.250%, 04/15/2021	841,925	0.2
225,000 (1)		NGPL PipeCo LLC, 4.375%, 08/15/2022	223,594	0.0
850,000 (1)		NGPL PipeCo LLC, 4.875%, 08/15/2027	842,562	0.2
770,000 (1)		Noble Holding International Ltd., 7.875%, 02/01/2026	794,063	0.1
2,565,000		PBF Logistics L.P. / PBF Logistics Finance Corp., 6.875%, 05/15/2023	2,600,269	0.5
1,750,000 (1)		Rockies Express Pipeline LLC, 5.625%, 04/15/2020	1,800,313	0.3
1,160,000	(1)(2)	Sanchez Energy Corp., 7.250%, 02/15/2023	1,152,750	0.2
2,446,000		Sanchez Energy Corp., 6.125%-7.750%, 06/15/2021-01/15/2023	1,840,195	0.4
1,900,000 (1)		SRC Energy, Inc., 6.250%, 12/01/2025	1,907,125	0.4
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy (continued)
640,000 (1)		Sunoco L.P. / Sunoco Finance Corp., 4.875%, 01/15/2023	$616,000	0.1
65,000 (1)		Sunoco L.P. / Sunoco Finance Corp., 5.500%, 02/15/2026	61,750	0.0
65,000 (1)		Sunoco L.P. / Sunoco Finance Corp., 5.875%, 03/15/2028	61,446	0.0
1,670,000 (1)		Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	1,653,300	0.3
2,700,000		Transocean, Inc., 6.800%, 03/15/2038	2,207,250	0.4
2,145,000		Unit Corp., 6.625%, 05/15/2021	2,150,363	0.4
1,940,000 (1)		Vermilion Energy, Inc., 5.625%, 03/15/2025	1,935,150	0.4
2,351,000		WPX Energy, Inc., 6.000%, 01/15/2022	2,456,795	0.5
15,982,000 (6)		Other Securities	15,200,465	2.9
			79,762,119	15.2
		Financial: 6.0%
2,200,000		Ally Financial, Inc., 5.750%, 11/20/2025	2,249,500	0.4
2,152,000		Ally Financial, Inc., 7.500%-8.000%, 09/15/2020-11/01/2031	2,502,130	0.5
2,100,000 (1)		ESH Hospitality, Inc., 5.250%, 05/01/2025	2,031,750	0.4
800,000 (1)		FBM Finance, Inc., 8.250%, 08/15/2021	837,000	0.2
1,365,000 (1)		HUB International Ltd., 7.000%, 05/01/2026	1,351,350	0.2
2,095,000 (1)		Lions Gate Capital Holdings LLC, 5.875%, 11/01/2024	2,131,013	0.4
2,300,000		Navient Corp., 5.875%, 10/25/2024	2,233,875	0.4
2,750,000		Navient Corp., 6.125%-7.250%, 09/25/2023-03/25/2024	2,849,375	0.6
1,065,000 (1)		Quicken Loans, Inc., 5.250%, 01/15/2028	986,243	0.2
2,000,000 (1)		Realogy Group LLC / Realogy Co-Issuer Corp., 5.250%, 12/01/2021	1,997,500	0.4
1,755,000 (1)		Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.750%, 06/01/2025	1,689,187	0.3
1,310,000	(1)(7)	UniCredit SpA, 5.861%, 06/19/2032	1,169,643	0.2
9,327,000		Other Securities	9,396,608	1.8
			31,425,174	6.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: 9.9%
1,875,000 (1)		Advanced Disposal Services, Inc., 5.625%, 11/15/2024	$1,870,312	0.4
2,125,000 (5)		ARD Finance SA, 7.125% (PIK Rate 7.875%, Cash Rate 0.000%), 09/15/2023	2,135,625	0.4
200,000	(1)(5)	ARD Securities Finance SARL, 8.750% (PIK Rate 8.750%, Cash Rate 8.750%), 01/31/2023	204,500	0.0
492,000 (1)		Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 6.000%, 02/15/2025	480,315	0.1
1,000,000 (1)		Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 7.250%, 05/15/2024	1,043,750	0.2
1,670,000 (1)		ATS Automation Tooling Systems, Inc., 6.500%, 06/15/2023	1,707,575	0.3
1,890,000 (1)		BMC East LLC, 5.500%, 10/01/2024	1,838,025	0.4
1,250,000 (1)		Bombardier, Inc., 6.000%, 10/15/2022	1,251,187	0.2
1,365,000 (1)		Bombardier, Inc., 7.500%, 12/01/2024	1,440,075	0.3
2,000,000 (1)		Bombardier, Inc., 8.750%, 12/01/2021	2,210,000	0.4
2,545,000 (1)		BWAY Holding Co., 7.250%, 04/15/2025	2,487,738	0.5
875,000 (1)		BWX Technologies, Inc., 5.375%, 07/15/2026	888,125	0.2
1,770,000 (1)		FXI Holdings, Inc., 7.875%, 11/01/2024	1,734,600	0.3
836,000 (1)		Gates Global LLC / Gates Global Co., 6.000%, 07/15/2022	848,540	0.2
2,100,000 (1)		Itron, Inc., 5.000%, 01/15/2026	1,999,620	0.4
2,025,000 (1)		James Hardie International Finance DAC, 4.750%, 01/15/2025	1,984,500	0.4
1,300,000 (1)		Koppers, Inc., 6.000%, 02/15/2025	1,303,250	0.2
1,775,000 (1)		Masonite International Corp., 5.625%, 03/15/2023	1,823,280	0.3
190,000 (1)		Multi-Color Corp., 4.875%, 11/01/2025	177,413	0.0
2,300,000 (1)		Multi-Color Corp., 6.125%, 12/01/2022	2,363,250	0.5
1,415,000 (1)		Novelis Corp., 5.875%, 09/30/2026	1,358,400	0.2
400,000 (1)		Novelis Corp., 6.250%, 08/15/2024	401,000	0.1
275,000 (1)		Owens-Brockway Glass Container, Inc., 5.875%, 08/15/2023	279,125	0.0
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial (continued)
2,000,000 (1)		Owens-Brockway Glass Container, Inc., 6.375%, 08/15/2025	$2,060,000	0.4
1,520,000 (1)		Plastipak Holdings, Inc., 6.250%, 10/15/2025	1,406,000	0.3
870,000 (1)		Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/2023	860,213	0.2
115,000 (1)		Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.000%, 07/15/2024	117,659	0.0
1,000,000 (1)		Sealed Air Corp., 5.500%, 09/15/2025	1,030,000	0.2
500,000 (1)		Sealed Air Corp., 6.500%, 12/01/2020	526,250	0.1
2,295,000 (1)		Standard Industries, Inc./NJ, 6.000%, 10/15/2025	2,312,213	0.4
2,030,000 (1)		Wrangler Buyer Corp., 6.000%, 10/01/2025	1,928,500	0.4
1,260,000 (1)		Zekelman Industries, Inc., 9.875%, 06/15/2023	1,382,850	0.3
8,199,554		Other Securities	8,502,644	1.6
			51,956,534	9.9
		Technology: 6.0%
1,575,000 (1)		Ascend Learning LLC, 6.875%, 08/01/2025	1,592,719	0.3
1,240,000 (1)		BMC Software Finance, Inc., 8.125%, 07/15/2021	1,269,450	0.2
2,040,000 (1)		Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.750%, 03/01/2025	1,937,694	0.4
1,200,000 (1)		Dell International LLC / EMC Corp., 5.450%, 06/15/2023	1,256,319	0.2
445,000 (1)		Dell International LLC / EMC Corp., 5.875%, 06/15/2021	452,152	0.1
1,200,000 (1)		Dell International LLC / EMC Corp., 6.020%, 06/15/2026	1,263,470	0.3
445,000 (1)		Dell International LLC / EMC Corp., 7.125%, 06/15/2024	471,851	0.1
1,000,000 (1)		First Data Corp., 5.750%, 01/15/2024	1,003,100	0.2
3,250,000 (1)		First Data Corp., 7.000%, 12/01/2023	3,393,260	0.6
2,000,000	(1)(5)	Infor Software Parent LLC / Infor Software Parent, Inc., 7.125% (PIK Rate 7.875%, Cash Rate 7.125%), 05/01/2021	2,012,500	0.4

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology (continued)
910,000 (1)		MSCI, Inc., 5.250%, 11/15/2024	$923,650	0.2
865,000 (1)		MSCI, Inc., 5.750%, 08/15/2025	895,275	0.1
2,800,000		NCR Corp., 4.625%-6.375%, 02/15/2021-12/15/2023	2,818,812	0.5
1,780,000 (1)		Open Text Corp., 5.625%, 01/15/2023	1,829,003	0.4
535,000 (1)		Open Text Corp., 5.875%, 06/01/2026	547,038	0.1
1,430,000 (1)		RP Crown Parent LLC, 7.375%, 10/15/2024	1,476,046	0.3
1,745,000 (1)		Veritas US, Inc. / Veritas Bermuda Ltd.., 10.500%, 02/01/2024	1,439,625	0.3
400,000 (1)		Veritas US, Inc. / Veritas Bermuda Ltd., 7.500%, 02/01/2023	376,000	0.0
6,430,000		Other Securities	6,583,137	1.3
			31,541,101	6.0
		Utilities: 1.7%
3,025,000 (2)		Calpine Corp., 5.375%-5.750%, 01/15/2023-01/15/2025	2,796,828	0.5
675,000 (1)		Drax Finco PLC, 6.625%, 11/01/2025	673,312	0.1
1,750,000 (1)		LBC Tank Terminals Holding Netherlands BV, 6.875%, 05/15/2023	1,776,250	0.4
760,000 (1)		NRG Energy, Inc., 5.750%, 01/15/2028	748,600	0.1
2,775,000		NRG Energy, Inc., 6.250%-7.250%, 07/15/2022-01/15/2027	2,881,813	0.6
			8,876,803	1.7
		Total Corporate Bonds/Notes (Cost $515,607,587)	510,096,925	97.1
CONVERTIBLE BONDS/NOTES: 0.0%
		Financial: 0.0%
499,200	(1)(8)	Lehman Brothers Holdings, Inc., 8.160%, 05/30/2009	8,464	0.0
		Total Convertible Bonds/Notes (Cost $451,666)	8,464	0.0
BANK LOANS: 0.6%
		Consumer, Non-cyclical: 0.3%
1,688,032		Kindred Healthcare, Inc., 5.835%, (US0003M + 3.500%), 04/09/2021	1,689,067	0.3
		Health Care: 0.2%
975,000		Valeant Pharmaceuticals International, Inc. 2018 Term Loan B, 4.983%, (US0003M + 3.000%), 06/01/2025	970,125	0.2
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Industrial Equipment: 0.1%
485,000	Waterjet Holdings, Inc. Term Loan, 5.153%, (US0003M + 3.000%), 04/03/2025	$483,787	0.1
	Total Bank Loans (Cost $3,137,666)	3,142,979	0.6

Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.1%
		Consumer Staples: 0.1%
24,842	(4)(9)	Other Securities	732,839	0.1
		Total Common Stock (Cost $758,145)	732,839	0.1
		Total Long-Term Investments (Cost $519,955,064)	513,981,207	97.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.6%
	Commercial Paper: 1.1%
2,500,000	Berkshire Hathaway Energy Co., 2.730%, 07/05/2018	2,499,065	0.5
890,000	Johnson CTLS I, 3.280%, 07/02/2018	889,840	0.1
498,000	Marriott Intl, 2.530%, 08/27/2018	496,003	0.1
2,000,000	McDonald’s Corp., 2.540%, 07/10/2018	1,998,610	0.4
		5,883,518	1.1
	Securities Lending Collateral(10): 5.5%
6,872,749	Bank of Nova Scotia, Repurchase Agreement dated 06/29/18, 2.12%, due 07/02/18 (Repurchase Amount $6,873,947, collateralized by various U.S. Government Agency Obligations, 2.500%- 6.430%, Market Value plus accrued interest $7,011,442, due 02/01/21-06/01/48)	6,872,749	1.3

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(10) (continued)
6,872,749	Dominion Securities Inc., Repurchase Agreement dated 06/29/18, 2.11%, due 07/02/18 (Repurchase Amount $6,873,941, collateralized by various U.S. Government Agency Obligations, 3.000%- 7.000%, Market Value plus accrued interest $7,010,204, due 11/01/36-06/01/48)	$6,872,749	1.3
6,872,749	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $6,874,037, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $7,010,205, due 11/15/ 42-08/15/44)	6,872,749	1.3
1,440,870	Natwest Markets PLC, Repurchase Agreement dated 06/29/18, 2.09%, due 07/02/18 (Repurchase Amount $1,441,118, collateralized by various U.S. Government Securities, 2.500%-6.625%, Market Value plus accrued interest $1,469,701, due 05/15/20-05/15/46)	1,440,870	0.3
6,877,072	State of Wisconsin Investment Board, Repurchase Agreement dated 06/29/18, 2.30%, due 07/02/18 (Repurchase Amount $6,878,372, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $7,014,665, due 07/15/19-02/15/48)	6,877,072	1.3
		28,936,189	5.5
	Total Short-Term Investments (Cost $34,820,444)	34,819,707	6.6

Principal Amount†	Value	Percentage of Net Assets
Total Investments in Securities (Cost $554,775,508)	$548,800,914	104.4
Liabilities in Excess of Other Assets	(23,200,392)	(4.4)
Net Assets	$525,600,522	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2018.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)
Security, or a portion of the security, is on loan.

(3)
The grouping contains securities in default.

(4)
The grouping contains Level 3 securities.

(5)
All or a portion of this security is payment-in-kind (“PIK”) which may pay interest or additional principal at the issuer’s discretion. Rates shown are the current rate and possible payment rates.

(6)
The grouping contains securities on loan.

(7)
Variable rate security. Rate shown is the rate in effect as of June 30, 2018.

(8)
Defaulted security

(9)
The grouping contains non-income producing securities.

(10)
Represents securities purchased with cash collateral received for securities on loan.

Reference Rate Abbreviations:
US0003M
3-month LIBOR

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2018 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Common Stock
Consumer Staples	$—	$—	$732,839	$732,839
Total Common Stock	—	—	732,839	732,839
Corporate Bonds/Notes	—	510,096,925	—	510,096,925
Bank Loans	—	3,142,979	—	3,142,979
Convertible Bonds/Notes	—	8,464	—	8,464
Short-Term Investments	—	34,819,707	—	34,819,707
Total Investments, at fair value	$—	$548,068,075	$732,839	$548,800,914

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $554,826,187.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$10,152,475
Gross Unrealized Depreciation	(16,177,748)
Net Unrealized Depreciation	$(6,025,273)

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Large Cap Growth Portfolio	as of June 30, 2018 (Unaudited)

Sector Diversification as of June 30, 2018 (as a percentage of net assets)

Information Technology	41.0%
Consumer Discretionary	17.5%
Health Care	13.3%
Industrials	11.9%
Consumer Staples	6.4%
Financials	4.8%
Materials	1.8%
Real Estate	1.7%
Energy	0.8%
Assets in Excess of Other Liabilities*	0.8%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.2%
	Consumer Discretionary: 17.5%
226,796 (1)	Amazon.com, Inc.	$385,507,841	6.4
159,729 (1)	Autozone, Inc.	107,166,978	1.8
877,570	Brunswick Corp.	56,585,714	0.9
601,433 (1)	Burlington Stores, Inc.	90,533,709	1.5
247,805	Domino’s Pizza, Inc.	69,923,137	1.1
1,113,745	Hilton Worldwide Holdings, Inc.	88,164,054	1.5
1,028,305	Home Depot, Inc.	200,622,305	3.3
1,332,115	Tapestry, Inc.	62,223,092	1.0
		1,060,726,830	17.5
	Consumer Staples: 6.4%
1,936,620	Altria Group, Inc.	109,980,650	1.8
1,086,087	Church & Dwight Co., Inc.	57,736,385	1.0
2,238,801 (1)	Monster Beverage Corp.	128,283,297	2.1
841,027	PepsiCo, Inc.	91,562,609	1.5
		387,562,941	6.4
	Energy: 0.8%
346,040 (1)	Concho Resources, Inc./ Midland TX	47,874,634	0.8
	Financials: 4.8%
753,103 (1)	E*Trade Financial Corp.	46,059,779	0.8
1,870,977	Progressive Corp.	110,668,290	1.8
513,554	S&P Global, Inc.	104,708,525	1.7
302,370	Other Securities	31,467,646	0.5
		292,904,240	4.8
	Health Care: 13.3%
1,469,389	Baxter International, Inc.	108,499,684	1.8
3,091,899 (1)	Boston Scientific Corp.	101,105,097	1.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
808,876	Johnson & Johnson	$98,149,014	1.6
545,679	Thermo Fisher Scientific, Inc.	113,031,948	1.9
677,795	UnitedHealth Group, Inc.	166,290,225	2.7
672,833 (1)	Vertex Pharmaceuticals, Inc.	114,354,697	1.9
1,203,994	Zoetis, Inc.	102,568,249	1.7
		803,998,914	13.3
	Industrials: 11.9%
803,278	Ametek, Inc.	57,964,541	1.0
464,059	Boeing Co.	155,696,435	2.6
1,346,064	Delta Air Lines, Inc.	66,684,011	1.1
960,225	Ingersoll-Rand PLC - Class A	86,160,989	1.4
500,720	L3 Technologies, Inc.	96,298,470	1.6
473,211	Parker Hannifin Corp.	73,749,934	1.2
1,597,674	Waste Management, Inc.	129,954,803	2.1
549,298 (1)	XPO Logistics, Inc.	55,028,674	0.9
		721,537,857	11.9
	Information Technology: 41.0%
242,948 (1)	Adobe Systems, Inc.	59,233,152	1.0
276,055 (1)	Alphabet, Inc. - Class A	311,718,546	5.1
83,977 (1)	Alphabet, Inc. - Class C	93,688,940	1.5
1,650,145	Apple, Inc.	305,458,341	5.0
361,917	Broadcom, Inc.	87,815,541	1.4
1,053,169	Cognizant Technology Solutions Corp.	83,189,819	1.4
395,936 (1)	Facebook, Inc. - Class A	76,938,284	1.3
1,247,662	Fidelity National Information Services, Inc.	132,289,602	2.2
1,658,959 (1)	Fiserv, Inc.	122,912,272	2.0
413,388	Intuit, Inc.	84,457,235	1.4
1,036,933	Mastercard, Inc. - Class A	203,778,073	3.4
4,279,775	Microsoft Corp.	422,028,613	7.0
469,235 (1)	Palo Alto Networks, Inc.	96,413,715	1.6
395,302 (1)	Red Hat, Inc.	53,116,730	0.9
723,322 (1)	Salesforce.com, Inc.	98,661,121	1.6
1,147,841	Texas Instruments, Inc.	126,549,470	2.1
457,630 (1)	VMware, Inc.	67,257,881	1.1
623,992	Other Securities	62,561,626	1.0
		2,488,068,961	41.0
	Materials: 1.8%
1,026,468 (1)	Crown Holdings, Inc.	45,944,708	0.7
315,656	Packaging Corp. of America	35,287,184	0.6
1,012,934	Other Securities	29,577,673	0.5
		110,809,565	1.8

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Large Cap Growth Portfolio	as of June 30, 2018 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: 1.7%
716,098	American Tower Corp.	$103,239,849	1.7
	Total Common Stock (Cost $4,904,326,486)	6,016,723,791	99.2
SHORT-TERM INVESTMENTS: 1.0%
	Mutual Funds: 1.0%
62,340,000 (2)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.810% (Cost $62,340,000)	62,340,000	1.0
	Total Short-Term Investments (Cost $62,340,000)	62,340,000	1.0

Shares	Value	Percentage of Net Assets
Total Investments in Securities (Cost $4,966,666,486)	$6,079,063,791	100.2
Liabilities in Excess of Other Assets	(11,187,247)	(0.2)
Net Assets	$6,067,876,544	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2018.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1)
Non-income producing security.

(2)
Rate shown is the 7-day yield as of June 30, 2018.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Common Stock*	$6,016,723,791	$—	$—	$6,016,723,791
Short-Term Investments	62,340,000	—	—	62,340,000
Total Investments, at fair value	$6,079,063,791	$—	$—	$6,079,063,791

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $4,968,746,163.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$1,174,391,867
Gross Unrealized Depreciation	(64,085,044)
Net Unrealized Appreciation	$1,110,306,823

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Large Cap Value Portfolio	as of June 30, 2018 (Unaudited)

Sector Diversification as of June 30, 2018 (as a percentage of net assets)

Financials	23.3%
Health Care	13.5%
Energy	11.2%
Information Technology	10.2%
Consumer Discretionary	8.5%
Industrials	7.4%
Consumer Staples	7.3%
Utilities	5.7%
Real Estate	4.6%
Materials	4.2%
Telecommunication Services	3.3%
Communications**	0.0%
Assets in Excess of Other Liabilities*	0.8%
Net Assets	100.0%
* Includes short-term investments.
** Amount is less than 0.05%.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.2%
	Consumer Discretionary: 8.5%
238,617	CBS Corp. - Class B	$13,415,048	1.2
153,977	Delphi Technologies PLC	14,108,912	1.2
470,644	Gap, Inc.	15,244,159	1.3
179,723	Lowe’s Cos, Inc.	17,176,127	1.5
157,969	Ralph Lauren Corp.	19,859,863	1.7
400,103	Tapestry, Inc.	18,688,811	1.6
		98,492,920	8.5
	Consumer Staples: 7.3%
468,049	Coca-Cola Co.	20,528,629	1.8
534,294	Mondelez International, Inc.	21,906,054	1.9
263,324	Procter & Gamble Co.	20,555,071	1.8
248,187	Walmart, Inc.	21,257,217	1.8
		84,246,971	7.3
	Energy: 11.2%
168,254	Anadarko Petroleum Corp.	12,324,606	1.0
240,054	Chevron Corp.	30,350,027	2.6
113,571	EOG Resources, Inc.	14,131,640	1.2
335,441	Halliburton Co.	15,114,971	1.3
262,134	Occidental Petroleum Corp.	21,935,373	1.9
212,817	Royal Dutch Shell PLC - Class A ADR	14,733,321	1.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy (continued)
101,915	Valero Energy Corp.	$11,295,239	1.0
298,392	Other Securities	10,762,999	0.9
		130,648,176	11.2
	Financials: 23.3%
170,632	Comerica, Inc.	15,513,861	1.3
318,502	Discover Financial Services	22,425,726	1.9
113,957	Evercore, Inc.	12,016,766	1.0
490,788	Hartford Financial Services Group, Inc.	25,093,990	2.2
350,680	Intercontinental Exchange, Inc.	25,792,514	2.2
482,304	JPMorgan Chase & Co.	50,256,077	4.3
1,281,438	Keycorp	25,039,299	2.2
466,152	Lazard Ltd.	22,799,494	2.0
132,739	PNC Financial Services Group, Inc.	17,933,039	1.5
161,474	Reinsurance Group of America, Inc.	21,553,550	1.9
384,408	US Bancorp	19,228,088	1.7
253,751	Zions Bancorp.	13,370,140	1.1
		271,022,544	23.3
	Health Care: 13.5%
320,880	AstraZeneca PLC ADR	11,266,097	1.0
219,019	Baxter International, Inc.	16,172,363	1.4
289,082	Gilead Sciences, Inc.	20,478,569	1.8
316,900	Johnson & Johnson	38,452,646	3.3
1,074,782	Pfizer, Inc.	38,993,091	3.3
70,957	UnitedHealth Group, Inc.	17,408,590	1.5
130,371	Zimmer Biomet Holdings, Inc.	14,528,544	1.2
		157,299,900	13.5
	Industrials: 7.4%
222,061	BWX Technologies, Inc.	13,838,842	1.2
101,839	Deere & Co.	14,237,092	1.2
167,562	Emerson Electric Co.	11,585,237	1.0
98,238	General Dynamics Corp.	18,312,546	1.6
141,603	Hubbell, Inc.	14,973,101	1.3
306,390	Timken Co.	13,343,284	1.1
		86,290,102	7.4
	Information Technology: 10.2%
825,139	Cisco Systems, Inc.	35,505,731	3.0
71,630	Lam Research Corp.	12,381,246	1.1
248,930	Microsoft Corp.	24,546,987	2.1
181,033	Motorola Solutions, Inc.	21,066,810	1.8
324,443	NetApp, Inc.	25,478,509	2.2
		118,979,283	10.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Large Cap Value Portfolio	as of June 30, 2018 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: 4.2%
296,285 (1)		BHP Billiton Ltd. ADR	$14,817,213	1.3
510,164		DowDuPont, Inc.	33,630,011	2.9
			48,447,224	4.2
		Real Estate: 4.6%
121,296		Camden Property Trust	11,053,705	1.0
157,226		Crown Castle International Corp.	16,952,107	1.4
319,529		Highwoods Properties, Inc.	16,209,706	1.4
96,815		Other Securities	9,746,366	0.8
			53,961,884	4.6
		Telecommunication Services: 3.3%
765,216		Verizon Communications, Inc.	38,498,017	3.3
		Utilities: 5.7%
326,576		Ameren Corp.	19,872,150	1.7
516,368		Exelon Corp.	21,997,277	1.9
144,986		NextEra Energy, Inc.	24,217,011	2.1
440,822	(2)(3)	Other Securities	—	—
			66,086,438	5.7
		Total Common Stock (Cost $1,061,219,665)	1,153,973,459	99.2

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: —%
Communications: —%
32,517 (3)		Other Securities	—	—
Energy: —%
1,685,000 (3)		Other Securities	—	—
Financial: —%
1,216,000	(3)(4)	Other Securities	—	—
		Total Corporate Bonds/Notes (Cost $787,907)	—	—
		Total Long-Term Investments (Cost $1,062,007,572)	1,153,973,459	99.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.9%
	Securities Lending Collateral(5): 1.2%
181,497	Bank of Montreal, Repurchase Agreement dated 06/29/18, 2.03%, due 07/02/18 (Repurchase Amount $181,527, collateralized by various U.S. Government Securities, 0.000%-4.375%, Market Value plus accrued interest $185,127, due 08/16/18-09/09/49)	$181,497	0.0
3,387,119	Bank of Nova Scotia, Repurchase Agreement dated 06/29/18, 2.12%, due 07/02/18 (Repurchase Amount $3,387,709, collateralized by various U.S. Government Agency Obligations, 2.500%- 6.430%, Market Value plus accrued interest $3,455,472, due 02/01/21-06/01/48)	3,387,119	0.3
3,917,957	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $3,918,691, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $3,996,317, due 11/15/42-08/15/44)	3,917,957	0.3
3,387,119	National Bank Financial, Repurchase Agreement dated 06/29/18, 2.01%, due 07/02/18 (Repurchase Amount $3,387,679, collateralized by various U.S. Government Securities, 0.000%-6.000%, Market Value plus accrued interest $3,454,862, due 09/06/18-09/09/49)	3,387,119	0.3

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Large Cap Value Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(5) (continued)
3,387,119	State of Wisconsin Investment Board, Repurchase Agreement dated 06/29/18, 2.30%, due 07/02/18 (Repurchase Amount $3,387,759, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,454,887, due 07/15/19-02/15/48)	$3,387,119	0.3
		14,260,811	1.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.7%
8,157,000 (6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.810% (Cost $8,157,000)	8,157,000	0.7
	Total Short-Term Investments (Cost $22,417,811)	22,417,811	1.9

Shares	Value	Percentage of Net Assets
Total Investments in Securities (Cost $1,084,425,383)	$1,176,391,270	101.1
Liabilities in Excess of Other Assets	(13,212,068)	(1.1)
Net Assets	$1,163,179,202	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2018.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

ADR
American Depositary Receipt

(1)
Security, or a portion of the security, is on loan.

(2)
The grouping contains non-income producing securities.

(3)
The grouping contains Level 3 securities.

(4)
The grouping contains securities in default.

(5)
Represents securities purchased with cash collateral received for securities on loan.

(6)
Rate shown is the 7-day yield as of June 30, 2018.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$98,492,920	$—	$—	$98,492,920
Consumer Staples	84,246,971	—	—	84,246,971
Energy	130,648,176	—	—	130,648,176
Financials	271,022,544	—	—	271,022,544
Health Care	157,299,900	—	—	157,299,900
Industrials	86,290,102	—	—	86,290,102
Information Technology	118,979,283	—	—	118,979,283
Materials	48,447,224	—	—	48,447,224
Real Estate	53,961,884	—	—	53,961,884
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Large Cap Value Portfolio	as of June 30, 2018 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Telecommunication Services	38,498,017	—	—	38,498,017
Utilities	66,086,438	—	—	66,086,438
Total Common Stock	1,153,973,459	—	—	1,153,973,459
Corporate Bonds/Notes	—	—	—	—
Short-Term Investments	8,157,000	14,260,811	—	22,417,811
Total Investments, at fair value	$1,162,130,459	$14,260,811	$—	$1,176,391,270

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $1,086,670,024.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$122,173,049
Gross Unrealized Depreciation	(32,445,059)
Net Unrealized Appreciation	$89,727,990

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2018 (Unaudited)

Investment Type Allocation as of June 30, 2018 (as a percentage of net assets)

Corporate Bonds/Notes	44.4%
Asset-Backed Securities	18.3%
U.S. Treasury Obligations	17.7%
Commercial Mortgage-Backed Securities	8.0%
Collateralized Mortgage Obligations	1.0%
Foreign Government Bonds	0.1%
U.S. Government Agency Obligations**	0.0%
Assets in Excess of Other Liabilities*	10.5%
Net Assets	100.0%
* Includes short-term investments.
** Amount is less than 0.05%.
Portfolio holdings are subject to change daily.

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 44.4%
	Basic Materials: 0.5%
1,400,000	Other Securities	$1,381,713	0.5
	Communications: 2.0%
1,050,000	AT&T, Inc., 2.300%, 03/11/2019	1,046,299	0.4
680,000 (1)	Sky PLC, 2.625%, 09/16/2019	675,380	0.3
3,750,000	Other Securities	3,678,045	1.3
		5,399,724	2.0
	Consumer, Cyclical: 3.5%
445,000 (1)	BMW US Capital LLC, 1.450%, 09/13/2019	437,288	0.2
540,000 (1)	Daimler Finance North America LLC, 2.300%, 01/06/2020	532,998	0.2
370,000	Ford Motor Credit Co. LLC, 2.681%, 01/09/2020	366,653	0.2
1,140,000	Ford Motor Credit Co. LLC, 3.157%, 08/04/2020	1,133,510	0.4
1,210,000	General Motors Financial Co., Inc., 3.950%, 04/13/2024	1,185,161	0.4
530,000 (1)	Nissan Motor Acceptance Corp., 2.150%, 09/28/2020	516,508	0.2
1,130,000	Toyota Motor Credit Corp., 1.550%-1.700%, 01/09/2019-10/18/2019	1,119,041	0.4
1,426,000	Walmart, Inc., 2.850%-3.125%, 06/23/2020-06/23/2021	1,431,847	0.5
2,784,806 (2)	Other Securities	2,829,351	1.0
		9,552,357	3.5
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: 7.2%
1,380,000	Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/2021	$1,361,529	0.5
340,000	Anheuser-Busch InBev Worldwide, Inc., 3.500%, 01/12/2024	338,660	0.1
480,000 (1)	BAT Capital Corp., 2.297%, 08/14/2020	469,868	0.2
520,000 (1)	BAT International Finance PLC, 2.750%, 06/15/2020	514,549	0.2
990,000	Becton Dickinson and Co., 2.404%, 06/05/2020	972,647	0.3
1,470,000	CVS Health Corp., 3.350%, 03/09/2021	1,469,215	0.5
850,000 (1)	Danone SA, 1.691%, 10/30/2019	835,723	0.3
560,000 (1)	Imperial Brands Finance PLC, 2.950%, 07/21/2020	554,478	0.2
715,000 (1)	Keurig Dr Pepper, Inc., 3.551%, 05/25/2021	716,066	0.3
840,000	Medtronic Global Holdings SCA, 1.700%, 03/28/2019	834,707	0.3
433,000	Medtronic, Inc., 2.500%, 03/15/2020	430,087	0.2
930,000	Teva Pharmaceutical Finance Netherlands III BV, 1.700%, 07/19/2019	908,131	0.3
10,609,000	Other Securities	10,427,884	3.8
		19,833,544	7.2
	Energy: 2.9%
1,079,000	BP Capital Markets PLC, 2.315%, 02/13/2020	1,068,862	0.4
495,000	BP Capital Markets PLC, 2.521%, 01/15/2020	491,982	0.2
470,000 (1)	Schlumberger Finance Canada Ltd, 2.200%, 11/20/2020	458,622	0.1
1,483,000	Shell International Finance BV, 1.375%-2.125%, 11/10/2018-09/12/2021	1,455,641	0.5
4,610,000	Other Securities	4,614,698	1.7
		8,089,805	2.9
	Financial: 19.2%
340,000 (1)	ABN AMRO Bank NV, 2.450%, 06/04/2020	334,508	0.1
460,000	American Express Credit Corp., 1.875%, 05/03/2019	456,681	0.2
420,000 (1)	ANZ New Zealand Int’l Ltd./London, 2.200%, 07/17/2020	411,739	0.1
620,000 (1)	Athene Global Funding, 2.750%, 04/20/2020	612,614	0.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
916,000 (3)		Bank of America Corp., 3.004%, 12/20/2023	$888,769	0.3
1,163,000		Bank of America Corp., 2.151%-2.650%, 01/15/2019-11/09/2020	1,152,855	0.4
450,000 (1)		Banque Federative du Credit Mutuel SA, 2.200%, 07/20/2020	439,701	0.2
650,000 (1)		BNZ International Funding Ltd./London, 2.350%, 03/04/2019	647,673	0.2
250,000 (1)		BPCE SA, 2.750%, 01/11/2023	238,956	0.1
660,000		Citibank NA, 2.000%, 03/20/2019	657,019	0.3
592,000		Citigroup, Inc., 2.500%, 07/29/2019	589,621	0.2
460,000 (1)		Commonwealth Bank of Australia, 2.250%, 03/10/2020	453,518	0.2
1,050,000		Cooperatieve Rabobank UA/NY, 2.250%, 01/14/2019	1,048,088	0.4
720,000		Credit Suisse AG, 5.300%, 08/13/2019	737,925	0.3
950,000		Credit Suisse Group Funding Guernsey Ltd., 3.125%, 12/10/2020	942,880	0.3
260,000 (1)		Federation des Caisses Desjardins du Quebec, 2.250%, 10/30/2020	253,970	0.1
1,935,000		Goldman Sachs Group, Inc., 2.550%, 10/23/2019	1,923,706	0.7
445,000 (1)		HSBC Bank PLC, 4.125%, 08/12/2020	453,208	0.2
134,000		HSBC USA, Inc., 5.000%, 09/27/2020	138,098	0.0
1,050,000 (3)		HSBC Holdings PLC, 3.400%-3.950%, 03/08/2021-05/18/2024	1,049,451	0.4
900,000	(1)(4)	ING Bank NV, 2.700%, 08/17/2020	887,764	0.3
710,000 (3)		ING Bank NV, 4.125%, 11/21/2023	712,232	0.3
820,000 (1)		Intesa Sanpaolo SpA, 3.125%, 07/14/2022	757,337	0.3
470,000 (3)		JPMorgan Chase Bank NA, 2.604%, 02/01/2021	465,995	0.2
1,580,000		JPMorgan Chase & Co., 1.850%-3.200%, 03/22/2019-01/25/2023	1,559,712	0.5
705,000 (1)		Metropolitan Life Global Funding I, 1.550%, 09/13/2019	694,197	0.3
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
320,000 (1)	Mizuho Financial Group, Inc., 2.632%, 04/12/2021	$312,545	0.1
1,720,000	Morgan Stanley, 2.200%-2.750%, 12/07/2018-05/19/2022	1,692,032	0.6
330,000 (1)	Nationwide Building Society, 2.350%, 01/21/2020	325,785	0.1
345,000 (1)	Nordea Bank AB, 4.875%, 05/13/2021	354,965	0.1
390,000 (1)	Nuveen Finance LLC, 2.950%, 11/01/2019	388,594	0.1
540,000 (1)	Protective Life Global Funding, 2.161%, 09/25/2020	527,500	0.2
1,330,000	Royal Bank of Canada, 1.800%-2.125%, 07/30/2018-03/02/2020	1,320,715	0.5
1,386,000	Royal Bank of Scotland Group PLC, 6.400%, 10/21/2019	1,438,321	0.5
767,000	Santander Holdings USA, Inc., 2.700%, 05/24/2019	764,861	0.3
430,000	Santander UK PLC, 2.500%, 03/14/2019	429,182	0.1
626,000 (1)	Scentre Group Trust 1 / Scentre Group Trust 2, 2.375%, 11/05/2019	618,188	0.2
610,000 (1)	Standard Chartered PLC, 2.100%, 08/19/2019	601,880	0.2
594,000	Sumitomo Mitsui Financial Group, Inc., 2.934%, 03/09/2021	587,424	0.2
1,520,000	Sumitomo Mitsui Banking Corp., 1.966%-2.514%, 01/11/2019-01/17/2020	1,509,182	0.6
913,000	SunTrust Bank/Atlanta GA, 2.250%, 01/31/2020	902,081	0.3
357,000	SunTrust Banks, Inc., 2.500%, 05/01/2019	356,301	0.2
800,000	Toronto-Dominion Bank/ The, 2.125%, 07/02/2019	795,381	0.3
584,000	Toronto-Dominion Bank, 2.250%, 11/05/2019	579,574	0.2
1,063,000 (1)	UBS AG/London, 2.200%, 06/08/2020	1,042,182	0.4
860,000 (1)	UBS Group Funding Switzerland AG, 2.950%, 09/24/2020	851,171	0.3
340,000	US Bank NA/Cincinnati OH, 2.620%, (US0003M + 0.290%), 05/21/2021	339,652	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
438,000 (1)		WEA Finance LLC / Westfield UK & Europe Finance PLC, 2.700%, 09/17/2019	$436,250	0.2
904,000		Wells Fargo & Co., 2.100%, 07/26/2021	869,083	0.3
1,330,000		Wells Fargo Bank NA, 2.150%, 12/06/2019	1,315,743	0.5
15,920,000		Other Securities	15,786,757	5.8
			52,653,566	19.2
		Industrial: 1.8%
523,000 (1)		Rolls-Royce PLC, 2.375%, 10/14/2020	513,171	0.2
300,000 (1)		Siemens Financieringsmaatschappij NV, 2.200%, 03/16/2020	295,863	0.1
950,000		United Parcel Service, Inc., 2.050%, 04/01/2021	926,975	0.3
3,379,000		Other Securities	3,337,192	1.2
			5,073,201	1.8
		Technology: 3.8%
1,221,000		Apple, Inc., 1.900%, 02/07/2020	1,205,815	0.4
1,230,000		Applied Materials, Inc., 2.625%, 10/01/2020	1,220,291	0.4
1,280,000 (1)		Dell International LLC / EMC Corp., 4.420%, 06/15/2021	1,299,034	0.5
1,053,000		Intel Corp., 2.450%, 07/29/2020	1,046,715	0.4
900,000		Qualcomm, Inc., 2.100%, 05/20/2020	899,478	0.3
4,865,000		Other Securities	4,802,618	1.8
			10,473,951	3.8
		Utilities: 3.5%
1,125,000		Duke Energy Corp., 1.800%, 09/01/2021	1,077,105	0.4
268,000 (1)		Electricite de France SA, 2.350%, 10/13/2020	262,947	0.1
8,234,000		Other Securities	8,140,319	3.0
			9,480,371	3.5
		Total Corporate Bonds/Notes (Cost $123,629,088)	121,938,232	44.4
COLLATERALIZED MORTGAGE OBLIGATIONS: 1.0%
269,505	(1)(3)	Flagstar Mortgage Trust 2017-2 A3, 3.500%, 10/25/2047	265,273	0.1
453,606	(1)(3)	Sequoia Mortgage Trust 2014-3 B3, 3.932%, 10/25/2044	453,870	0.1
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
459,650	(1)(3)	Sequoia Mortgage Trust 2014-4 B3, 3.864%, 11/25/2044	$458,039	0.2
835,480	(1)(3)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 02/25/2048	843,305	0.3
764,932		Other Securities	762,873	0.3
		Total Collateralized Mortgage Obligations (Cost $2,793,826)	2,783,360	1.0
U.S. GOVERNMENT AGENCY OBLIGATIONS(5): 0.0%
		Federal Home Loan Mortgage Corporation: 0.0%
29		3.275%, 07/01/2024	29	0.0
		Federal National Mortgage Association: 0.0%
94,839		Other Securities	103,168	0.0
		Total U.S. Government Agency Obligations (Cost $96,618)	103,197	0.0
FOREIGN GOVERNMENT BONDS: 0.1%
179,000		Other Securities	176,017	0.1
		Total Foreign Government Bonds (Cost $178,474)	176,017	0.1
U.S. TREASURY OBLIGATIONS: 17.7%
		U.S. Treasury Notes: 17.7%
4,138,000		1.250%, 03/31/2019	4,106,642	1.5
2,000,000		1.250%, 04/30/2019	1,982,578	0.7
16,680,000		1.625%, 03/31/2019	16,600,509	6.1
4,208,000		2.500%, 06/30/2020	4,205,781	1.5
21,596,000		2.625%, 06/15/2021	21,598,953	7.9
89,000		2.500%-2.875%, 05/31/2020-05/31/2025	89,327	0.0
		Total U.S. Treasury Obligations (Cost $48,605,123)	48,583,790	17.7
COMMERCIAL MORTGAGE-BACKED SECURITIES: 8.0%
1,885,626 (3)		Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9 C, 5.055%, 09/11/2042	1,887,983	0.7
1,060,000	(1)(3)	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 D, 5.911%, 04/12/2038	1,094,158	0.4
500,000 (1)		BXMT 2017-FL1 A Ltd., 2.943%, (US0001M + 0.870%), 06/15/2035	499,061	0.2
500,000 (1)		Citigroup Commercial Mortgage Trust 2016-SMPL A, 2.228%, 09/10/2031	484,470	0.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
964,501		Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 AM, 5.648%, 10/15/2048	$998,452	0.3
1,150,000		COMM 2013-LC6 B Mortgage Trust, 3.739%, 01/10/2046	1,133,581	0.4
278,590		COMM 2014-CR14 A2, 3.147%, 02/10/2047	278,869	0.1
272,336		COMM 2014-CR17 A2, 3.012%, 05/10/2047	272,582	0.1
682,894		COMM 2014-UBS6 A2, 2.935%, 12/10/2047	681,087	0.3
17,931,829	(3)(6)	Freddie Mac Multifamily Structured Pass Through Certificates K705 X1, 1.826%, 09/25/2018	45,669	0.0
225,000	(1)(3)	FREMF 2012-K705 B Mortgage Trust, 4.289%, 09/25/2044	225,113	0.1
183,222	(1)(3)	GCCFC Commercial Mortgage Trust 2004-GG1 F, 6.601%, 06/10/2036	181,966	0.1
224,052 (3)		Ginnie Mae 2011-53 B, 4.397%, 05/16/2051	228,249	0.1
751,843		Ginnie Mae 2014-168 DA, 2.400%, 06/16/2046	732,551	0.3
241,206		Ginnie Mae 2014-54 AC, 2.874%, 02/16/2049	238,599	0.1
754,687		Ginnie Mae 2015-183 AC, 2.350%, 07/16/2056	728,794	0.3
166,105 (3)		Ginnie Mae 2015-21 AF, 2.071%, 07/16/2048	160,420	0.0
397,541		Ginnie Mae 2015-81 AC, 2.400%, 01/16/2056	383,903	0.1
458,179		Ginnie Mae 2016-110 AB, 2.000%, 05/16/2049	440,161	0.2
202,447		Ginnie Mae 2016-86 AB, 2.500%, 09/16/2056	197,569	0.1
627,733		Ginnie Mae 2017-51 AB, 2.350%, 04/16/2057	611,359	0.2
253,695		Ginnie Mae 2017-69 AB, 2.350%, 05/16/2053	246,880	0.1
383,446		Ginnie Mae 2017-70 A, 2.500%, 10/16/2057	372,653	0.1
914,000		Ginnie Mae 2017-86 AB, 2.300%, 11/16/2051	885,061	0.3
885,382		Ginnie Mae 2017-89 A, 2.500%, 08/16/2057	862,000	0.3
79,243 (1)		JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 A3, 4.106%, 07/15/2046	79,164	0.0
Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,710,000	(1)(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 B, 5.585%, 08/15/2046	$2,837,675	1.1
489,283		JPMBB Commercial Mortgage Securities Trust 2 2014-C19 A2, 3.046%, 04/15/2047	489,808	0.2
350,284		JPMBB Commercial Mortgage Securities Trust 2013-C15 A2, 2.977%, 11/15/2045	350,343	0.1
1,210,000	(1)(3)	Morgan Stanley Capital I Trust 2011-C1 D, 5.599%, 09/15/2047	1,248,130	0.5
670,000		Wells Fargo Commercial Mortgage Trust 2015-NXS1 A2, 2.632%, 05/15/2048	667,204	0.2
2,340,610		Other Securities	2,344,780	0.8
		Total Commercial Mortgage-Backed Securities (Cost $22,314,237)	21,888,294	8.0
ASSET-BACKED SECURITIES: 18.3%
		Automobile Asset-Backed Securities: 7.1%
400,000		Ally Auto Receivables Trust 2017-2 A4, 2.100%, 03/15/2022	392,950	0.2
900,000		Ally Auto Receivables Trust 2017-3 A4, 2.010%, 03/15/2022	883,276	0.3
600,000		Ally Auto Receivables Trust 2018-3 A4, 3.120%, 07/17/2023	599,893	0.2
750,000		CarMax Auto Owner Trust 2017-1 A4, 2.270%, 09/15/2022	737,543	0.3
750,000		CarMax Auto Owner Trust 2017-3 A4, 2.220%, 11/15/2022	734,306	0.2
1,700,000		CarMax Auto Owner Trust 2018-1 A4, 2.640%, 06/15/2023	1,681,447	0.6
750,000 (1)		Chrysler Capital Auto Receivables Trust 2016-BA A4, 1.870%, 02/15/2022	739,097	0.3
1,300,000		Ford Credit Auto Owner Trust 2016-C A4, 1.400%, 02/15/2022	1,262,190	0.5
1,200,000		GM Financial Automobile Leasing Trust 2016-3 A4, 1.780%, 05/20/2020	1,191,138	0.4

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Automobile Asset-Backed Securities (continued)
350,000	GM Financial Automobile Leasing Trust 2017-1 A4, 2.260%, 08/20/2020	$347,623	0.1
100,000	GM Financial Automobile Leasing Trust 2018-1 A3, 2.610%, 01/20/2021	99,488	0.1
300,000	GM Financial Automobile Leasing Trust 2018-1 A4, 2.680%, 12/20/2021	297,914	0.1
650,000	GM Financial Automobile Leasing Trust 2018-1 B, 2.870%, 12/20/2021	645,754	0.2
400,000	Hyundai Auto Receivables Trust 2017-A A4, 2.090%, 04/17/2023	392,027	0.2
950,000	Hyundai Auto Receivables Trust 2017-B A4, 1.960%, 02/15/2023	924,515	0.3
1,000,000	Mercedes-Benz Auto Lease Trust 2016-B, 1.520%, 06/15/2022	993,492	0.4
350,000	Nissan Auto Lease Trust 2016-B A4, 1.610%, 01/18/2022	347,903	0.1
700,000	Nissan Auto Receivables 2017-B A4, 1.950%, 10/16/2023	682,949	0.3
650,000	Nissan Auto Receivables 2017-C A4 Owner Trust, 2.280%, 02/15/2024	636,842	0.2
550,000 (1)	Oscar US Funding Trust VI LLC 2017-1A A3, 2.820%, 06/10/2021	548,353	0.2
1,450,000 (1)	Oscar US Funding Trust VII LLC 2017-2A A3, 2.450%, 12/10/2021	1,435,322	0.5
900,000 (1)	Santander Retail Auto Lease Trust 2017-A A3, 2.220%, 01/20/2021	890,588	0.3
650,000 (1)	Santander Retail Auto Lease Trust 2017-A A4, 2.370%, 01/20/2022	641,165	0.2
650,000	Toyota Auto Receivables 2017-B Owner Trust A4, 2.050%, 09/15/2022	637,610	0.3
650,000	Toyota Auto Receivables 2017-C A4 Owner Trust, 1.980%, 12/15/2022	634,574	0.2
1,060,000	Other Securities	1,054,956	0.4
		19,432,915	7.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Credit Card Asset-Backed Securities: 2.9%
650,000	American Express Credit Account Master Trust 2017-1 B, 2.100%, 09/15/2022	$641,614	0.3
900,000	American Express Credit Account Master Trust 2018-4 A, 2.990%, 12/15/2023	900,521	0.3
1,500,000	Cabela’s Credit Card Master Note Trust 2015-1A A1, 2.260%, 03/15/2023	1,482,483	0.5
1,200,000	Capital One Multi-Asset Execution Trust 2016-A6 A6, 1.820%, 09/15/2022	1,183,917	0.4
1,200,000	Discover Card Execution Note Trust 2016-A4 A4, 1.390%, 03/15/2022	1,180,702	0.4
200,000	Discover Card Execution Note Trust 2017-A6 A6, 1.880%, 02/15/2023	196,083	0.1
1,550,000 (1)	Evergreen Credit Card Trust Series 2018-1 A, 2.950%, 03/15/2023	1,545,629	0.6
700,000	Other Securities	701,551	0.3
		7,832,500	2.9
	Home Equity Asset-Backed Securities: 0.0%
14,955	Other Securities	14,963	0.0
	Other Asset-Backed Securities: 8.1%
700,000 (1)	Ares XLVI CLO Ltd. 2017-46A A2, 3.578%, (US0003M + 1.230%), 01/15/2030	701,053	0.3
250,000 (1)	Bain Capital Credit CLO 2017-1A A2, 3.709%, (US0003M + 1.350%), 07/20/2030	250,602	0.1
250,000 (1)	Barings CLO Ltd. 2017-1A A2, 3.705%, (US0003M + 1.350%), 07/18/2029	250,771	0.1
580,000 (1)	Benefit Street Partners CLO II Ltd. 2013-IIA A1R, 3.598%, (US0003M + 1.250%), 07/15/2029	581,914	0.2
1,650,000 (1)	Benefit Street Partners CLO X Ltd. 2016-10A A1, 3.838%, (US0003M + 1.490%), 01/15/2029	1,653,505	0.6
250,000 (1)	Carbone CLO Ltd 2017-1A A1, 2.809%, (US0003M + 1.140%), 01/20/2031	249,859	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
500,000 (1)	Carlyle Global Market Strategies CLO 2014-2RA A1 Ltd., 3.030%, (US0003M + 1.050%), 05/15/2031	$498,867	0.2
1,210,000 (1)	Carlyle Global Market Strategies CLO Ltd. 2017-1A A1A, 3.659%, (US0003M + 1.300%), 04/20/2031	1,211,451	0.4
620,000 (1)	Cedar Funding VIII Clo Ltd. 2017-8A A1, 3.603%, (US0003M + 1.250%), 10/17/2030	620,787	0.2
750,000 (1)	CIFC Funding 2013-2A A1LR, 3.565%, (US0003M + 1.210%), 10/18/2030	752,597	0.3
630,000 (1)	CIFC Funding 2016-1A A, 3.842%, (US0003M + 1.480%), 10/21/2028	631,060	0.2
600,000 (1)	CIFC Funding 2017-4 A1, 3.609%, (US0003M + 1.250%), 10/24/2030	604,631	0.2
600,000 (1)	Clear Creek CLO Ltd. 2015-1A AR, 3.559%, (US0003M + 1.200%), 10/20/2030	601,234	0.2
250,000 (1)	Deer Creek Clo Ltd. 2017-1A A, 3.539%, (US0003M + 1.180%), 10/20/2030	250,093	0.1
680,000 (1)	Dewolf Park Clo Ltd. 2017-1A A, 3.558%, (US0003M + 1.210%), 10/15/2030	680,860	0.2
480,000 (1)	Dryden 33 Senior Loan Fund 2014-33A AR, 3.778%, (US0003M + 1.430%), 10/15/2028	481,389	0.2
250,000 (1)	Dryden 55 CLO Ltd. 2018-55A A1, 3.061%, (US0003M + 1.020%), 04/15/2031	249,585	0.1
1,120,000 (1)	Dryden Senior Loan Fund 2017-47A A2, 3.698%, (US0003M + 1.350%), 04/15/2028	1,120,870	0.4
480,000 (1)	Dryden XXVIII Senior Loan Fund 2013-28A A1LR, 3.543%, (US0003M + 1.200%), 08/15/2030	480,526	0.2
300,000 (1)	Eaton Vance Clo 2015-1A A2R Ltd., 3.609%, (US0003M + 1.250%), 01/20/2030	299,209	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
750,000 (1)	Galaxy XIX CLO Ltd. 2015-19A A1R, 3.579%, (US0003M + 1.220%), 07/24/2030	$751,894	0.3
500,000 (1)	Galaxy XV CLO Ltd. 2013-15A AR, 3.548%, (US0003M + 1.200%), 10/15/2030	501,528	0.2
300,000 (1)	Goldentree Loan Management US Clo 2 Ltd. 2017-2A A, 3.509%, (US0003M + 1.150%), 11/28/2030	300,595	0.1
600,000 (1)	LCM 26A A2 Ltd., 3.176%, (US0003M + 1.250%), 01/20/2031	600,905	0.2
950,000 (1)	LCM XXIII Ltd. 23A A1, 3.759%, (US0003M + 1.400%), 10/20/2029	954,357	0.4
520,000 (1)	Octagon Investment Partners 30 Ltd. 2017-1A A1, 3.679%, (US0003M + 1.320%), 03/17/2030	521,370	0.2
400,000 (1)	Octagon Investment Partners 33 Ltd. 2017-1A A1, 3.549%, (US0003M + 1.190%), 01/20/2031	400,240	0.1
500,000 (1)	Octagon Investment Partners Ltd. 2017-1A A2, 3.698%, (US0003M + 1.350%), 07/15/2029	500,923	0.2
500,000 (1)	Octagon Investment Partners XIV Ltd. 2012-1A A1BR, 3.723%, (US0003M + 1.375%), 07/15/2029	502,089	0.2
400,000 (1)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 3.705%, (US0003M + 1.350%), 07/19/2030	401,081	0.1
750,000 (1)	OHA Loan Funding Ltd. 2015-1A AR, 3.753%, (US0003M + 1.410%), 08/15/2029	753,859	0.3
700,000 (1)	Palmer Square CLO 2015-2A A1AR Ltd., 3.629%, (US0003M + 1.270%), 07/20/2030	701,611	0.3
275,000 (1)	Palmer Square CLO 2015-2A A1BR Ltd., 3.709%, (US0003M + 1.350%), 07/20/2030	275,865	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
500,000 (1)	TCI-Symphony CLO 2017-1A A Ltd., 3.578%, (US0003M + 1.230%), 07/15/2030	$503,262	0.2
400,000 (1)	TCI-Flatiron CLO 2017-1A A Ltd., 3.521%, (US0003M + 1.200%), 11/17/2030	400,429	0.1
600,000 (1)	THL Credit Wind River 2013-2A AR CLO Ltd., 3.585%, (US0003M + 1.230%), 10/18/2030	601,612	0.2
570,000 (1)	THL Credit Wind River 2017-2A A CLO Ltd., 3.589%, (US0003M + 1.230%), 07/20/2030	570,652	0.2
450,000 (1)	Volvo Financial Equipment LLC Series 2017-1A A4, 2.210%, 11/15/2021	442,769	0.2
400,000	Other Securities	389,354	0.1
		22,245,258	8.1
	Student Loan Asset-Backed Securities: 0.2%
700,000 (1)	DRB Prime Student Loan Trust 2017-A A2B, 2.850%, 05/27/2042	685,630	0.2
	Total Asset-Backed Securities (Cost $50,536,430)	50,211,266	18.3
	Total Long-Term Investments (Cost $248,153,796)	245,684,156	89.5
SHORT-TERM INVESTMENTS: 12.7%
	Securities Lending Collateral(7): 9.9%
11,346,429	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/29/18, 2.08%, due 07/02/18 (Repurchase Amount $11,348,369, collateralized by various U.S. Government Agency Obligations, 1.691%-8.500%, Market Value plus accrued interest $11,573,358, due 07/25/18-06/15/53)	11,346,429	4.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(7) (continued)
2,894,260	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $2,894,802, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $2,952,146, due 11/15/42-08/15/44)	$2,894,260	1.1
6,450,998	NBC Global Finance Ltd., Repurchase Agreement dated 06/29/18, 1.95%, due 07/02/18 (Repurchase Amount $6,452,032, collateralized by various U.S. Government Securities, 0.000%-3.625%, Market Value plus accrued interest $6,580,037, due 01/31/20-09/09/49)	6,450,998	2.3
6,450,998	State of Wisconsin Investment Board, Repurchase Agreement dated 06/29/18, 2.30%, due 07/02/18 (Repurchase Amount $6,452,218, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $6,580,066, due 07/15/19-02/15/48)	6,450,998	2.4
		27,142,685	9.9
Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.8%
7,786,000 (8)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.810% (Cost $7,786,000)	7,786,000	2.8
	Total Short-Term Investments (Cost $34,928,685)	34,928,685	12.7

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2018 (Unaudited) (continued)

Shares	Value	Percentage of Net Assets
Total Investments in Securities (Cost $283,082,481)	$280,612,841	102.2
Liabilities in Excess of Other Assets	(6,121,410)	(2.2)
Net Assets	$274,491,431	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2018.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)
The grouping contains securities on loan.

(3)
Variable rate security. Rate shown is the rate in effect as of June 30, 2018.

(4)
Security, or a portion of the security, is on loan.

(5)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(6)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(7)
Represents securities purchased with cash collateral received for securities on loan.

(8)
Rate shown is the 7-day yield as of June 30, 2018.

Reference Rate Abbreviations:
H15T1Y
U.S. Treasury 1-Year Constant Maturity

US0001M
1-month LIBOR

US0003M
3-month LIBOR

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$121,938,232	$—	$121,938,232
Collateralized Mortgage Obligations	—	2,783,360	—	2,783,360
U.S. Treasury Obligations	—	48,583,790	—	48,583,790
U.S. Government Agency Obligations	—	103,197	—	103,197
Asset-Backed Securities	—	50,211,266	—	50,211,266
Commercial Mortgage-Backed Securities	—	21,888,294	—	21,888,294
Foreign Government Bonds	—	176,017	—	176,017
Short-Term Investments	7,786,000	27,142,685	—	34,928,685
Total Investments, at fair value	$7,786,000	$272,826,841	$—	$280,612,841
Other Financial Instruments+
Futures	2,956	—	—	2,956
Total Assets	$7,788,956	$272,826,841	$—	$280,615,797
Liabilities Table
Other Financial Instruments+
Futures	$(76,100)	$—	$—	$(76,100)
Total Liabilities	$(76,100)	$—	$—	$(76,100)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2018 (Unaudited) (continued)

At June 30, 2018, the following futures contracts were outstanding for Voya Limited Maturity Bond Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	417	09/28/18	$88,332,329	$(37,726)
			$88,332,329	$(37,726)
Short Contracts:
U.S. Treasury 10-Year Note	(26)	09/19/18	(3,124,875)	(16,302)
U.S. Treasury 5-Year Note	(127)	09/28/18	(14,429,383)	(22,072)
U.S. Treasury Long Bond	(4)	09/19/18	(580,000)	1,648
U.S. Treasury Ultra 10-Year Note	(2)	09/19/18	(256,469)	1,308
			$(18,390,727)	$(35,418)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2018 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Net Assets — Unrealized appreciation*	$2,956
Total Asset Derivatives		$2,956
Liability Derivatives
Interest rate contracts	Net Assets — Unrealized depreciation*	$76,100
Total Liability Derivatives		$76,100

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2018 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(243,918)
Total	$(243,918)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$39,889
Total	$39,889

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $283,093,368.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$178,751
Gross Unrealized Depreciation	(2,732,421)
Net Unrealized Depreciation	$(2,553,670)

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Multi-Manager Large Cap Core Portfolio	as of June 30, 2018 (Unaudited)

Sector Diversification as of June 30, 2018 (as a percentage of net assets)

Information Technology	23.0%
Financials	19.8%
Consumer Discretionary	17.8%
Health Care	9.9%
Industrials	9.7%
Consumer Staples	5.5%
Materials	5.1%
Energy	4.4%
Telecommunication Services	2.1%
Real Estate	1.2%
Utilities	0.4%
Assets in Excess of Other Liabilities*	1.1%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.9%
	Consumer Discretionary: 17.8%
695 (1)	Amazon.com, Inc.	$1,181,361	1.6
21,860 (1)	Carmax, Inc.	1,592,938	2.1
26,470	Carnival Corp.	1,516,996	2.0
17,981	Comcast Corp. – Class A	589,957	0.8
18,090 (1)	Dollar Tree, Inc.	1,537,650	2.1
6,560	Home Depot, Inc.	1,279,856	1.7
11,022	Lowe’s Cos, Inc.	1,053,372	1.4
17,550	Nike, Inc.	1,398,384	1.9
3,542 (1)	O’Reilly Automotive, Inc.	968,985	1.3
20,088 (2)	Other Securities	2,161,927	2.9
		13,281,426	17.8
	Consumer Staples: 5.5%
19,010	Altria Group, Inc.	1,079,578	1.4
15,050	Coca-Cola Co.	660,093	0.9
15,650	Mondelez International, Inc.	641,650	0.9
9,690	Philip Morris International, Inc.	782,371	1.0
17,807	Other Securities	951,602	1.3
		4,115,294	5.5
	Energy: 4.4%
16,563	Canadian Natural Resources Ltd.	597,427	0.8
13,764	Chevron Corp.	1,740,183	2.3
4,105	EOG Resources, Inc.	510,785	0.7
9,690	Other Securities	436,631	0.6
		3,285,026	4.4
	Financials: 19.8%
1,970	Alleghany Corp.	1,132,691	1.5
22,460	Bank of America Corp.	633,147	0.8
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
18,477 (1)	Berkshire Hathaway, Inc. – Class B	$3,448,732	4.6
3,662	Blackrock, Inc.	1,827,484	2.5
10,410	Citigroup, Inc.	696,637	0.9
11,169	JPMorgan Chase & Co.	1,163,810	1.6
32,650	Progressive Corp.	1,931,248	2.6
33,390	Wells Fargo & Co.	1,851,142	2.5
32,737	Other Securities	2,070,240	2.8
		14,755,131	19.8
	Health Care: 9.9%
11,000 (1)	Alexion Pharmaceuticals, Inc.	1,365,650	1.8
2,380	Anthem, Inc.	566,512	0.8
2,105 (1)	Biogen, Inc.	610,955	0.8
13,330	Bristol-Myers Squibb Co.	737,682	1.0
7,034	Johnson & Johnson	853,506	1.2
11,644	Medtronic PLC	996,843	1.3
20,687	Pfizer, Inc.	750,524	1.0
14,534 (2)	Other Securities	1,493,535	2.0
		7,375,207	9.9
	Industrials: 9.7%
7,100	Deere & Co.	992,580	1.3
6,931	FedEx Corp.	1,573,753	2.1
7,205	General Dynamics Corp.	1,343,084	1.8
5,328	Honeywell International, Inc.	767,498	1.0
10,125	Norfolk Southern Corp.	1,527,559	2.1
15,568	Southwest Airlines Co.	792,100	1.1
3,160	Other Securities	218,482	0.3
		7,215,056	9.7
	Information Technology: 23.0%
518 (1)	Alphabet, Inc. - Class A	584,920	0.8
2,883 (1)	Alphabet, Inc. - Class C	3,216,419	4.3
20,649	Apple, Inc.	3,822,336	5.1
3,158	Broadcom, Inc.	766,257	1.0
39,060	Cisco Systems, Inc.	1,680,752	2.3
5,755 (1)	Facebook, Inc.- Class A	1,118,312	1.5
4,626	Mastercard, Inc. - Class A	909,102	1.2
15,420	Microsoft Corp.	1,520,566	2.1
14,180	Visa, Inc. - Class A	1,878,141	2.5
24,833 (2)	Other Securities	1,626,163	2.2
		17,122,968	23.0
	Materials: 5.1%
11,665	Albemarle Corp.	1,100,359	1.5
7,784	DowDuPont, Inc.	513,121	0.7
2,695	NewMarket Corp.	1,090,128	1.4
18,713	Other Securities	1,134,546	1.5
		3,838,154	5.1
	Real Estate: 1.2%
4,698	American Tower Corp.	677,311	0.9
545	Other Securities	234,290	0.3
		911,601	1.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Multi-Manager Large Cap Core Portfolio	as of June 30, 2018 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Telecommunication Services: 2.1%
23,354	Verizon Communications, Inc.	$1,174,940	1.5
12,055 (2)	Other Securities	429,651	0.6
		1,604,591	2.1
	Utilities: 0.4%
4,023	Other Securities	278,593	0.4
	Total Common Stock (Cost $63,558,679)	73,783,047	98.9
SHORT-TERM INVESTMENTS: 1.2%
	Mutual Funds: 1.2%
858,093 (3)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.800% (Cost $858,093)	858,093	1.2
	Total Short-Term Investments (Cost $858,093)	858,093	1.2

Shares	Value	Percentage of Net Assets
Total Investments in Securities (Cost $64,416,772)	$74,641,140	100.1
Liabilities in Excess of Other Assets	(65,991)	(0.1)
Net Assets	$74,575,149	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2018.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1)
Non-income producing security.

(2)
The grouping contains non-income producing securities.

(3)
Rate shown is the 7-day yield as of June 30, 2018.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Common Stock*	$73,783,047	$—	$—	$73,783,047
Short-Term Investments	858,093	—	—	858,093
Total Investments, at fair value	$74,641,140	$—	$—	$74,641,140

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $64,920,047.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$11,335,563
Gross Unrealized Depreciation	(1,614,470)
Net Unrealized Appreciation	$9,721,093

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Stock Index Portfolio	as of June 30, 2018 (Unaudited)

Sector Diversification as of June 30, 2018 (as a percentage of net assets)

Information Technology	25.8%
Health Care	14.0%
Financials	13.8%
Consumer Discretionary	12.9%
Industrials	9.5%
Consumer Staples	6.8%
Energy	6.3%
Utilities	2.9%
Real Estate	2.8%
Materials	2.6%
Telecommunication Services	2.0%
Assets in Excess of Other Liabilities*	0.6%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.4%
		Consumer Discretionary: 12.9%
91,428 (1)		Amazon.com, Inc.	$155,409,314	3.0
1,042,499		Comcast Corp. – Class A	34,204,392	0.7
261,872		Home Depot, Inc.	51,091,227	1.0
178,247		McDonald’s Corp.	27,929,523	0.5
98,682 (1)		Netflix, Inc.	38,627,095	0.7
291,191		Nike, Inc.	23,202,099	0.4
337,515		Walt Disney Co.	35,374,947	0.7
5,389,702	(2)(3)	Other Securities	309,765,885	5.9
			675,604,482	12.9
		Consumer Staples: 6.8%
429,660		Altria Group, Inc.	24,400,391	0.5
869,409		Coca-Cola Co.	38,132,279	0.7
321,874		PepsiCo, Inc.	35,042,422	0.7
352,890		Philip Morris International, Inc.	28,492,339	0.5
570,853		Procter & Gamble Co.	44,560,785	0.9
328,427		Walmart, Inc.	28,129,773	0.5
2,475,486	(2)(3)	Other Securities	160,258,533	3.0
			359,016,522	6.8
		Energy: 6.3%
433,817		Chevron Corp.	54,847,483	1.0
961,146		Exxon Mobil Corp.	79,515,609	1.5
3,455,103 (3)		Other Securities	196,940,771	3.8
			331,303,863	6.3
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: 13.8%
2,140,664		Bank of America Corp.	$60,345,318	1.2
436,942 (1)		Berkshire Hathaway, Inc. – Class B	81,555,224	1.6
578,874		Citigroup, Inc.	38,738,248	0.7
772,937		JPMorgan Chase & Co.	80,540,036	1.5
995,596		Wells Fargo & Co.	55,195,842	1.1
6,119,751	(2)(3)	Other Securities	407,484,659	7.7
			723,859,327	13.8
		Health Care: 14.0%
398,001		Abbott Laboratories	24,274,081	0.5
344,037		AbbVie, Inc.	31,875,028	0.6
151,192		Amgen, Inc.	27,908,531	0.5
608,889		Johnson & Johnson	73,882,591	1.4
307,428		Medtronic PLC	26,318,911	0.5
610,741		Merck & Co., Inc.	37,071,979	0.7
1,327,943		Pfizer, Inc.	48,177,772	0.9
218,158		UnitedHealth Group, Inc.	53,522,884	1.0
4,031,532	(2)(3)	Other Securities	413,002,284	7.9
			736,034,061	14.0
		Industrials: 9.5%
134,777		3M Co.	26,513,332	0.5
124,320		Boeing Co.	41,710,603	0.8
1,971,706		General Electric Co.	26,834,919	0.5
169,565		Honeywell International, Inc.	24,425,838	0.5
176,068		Union Pacific Corp.	24,945,314	0.5
3,801,214 (3)		Other Securities	355,538,369	6.7
			499,968,375	9.5
		Information Technology: 25.8%
145,991		Accenture PLC	23,882,668	0.4
111,798 (1)		Adobe Systems, Inc.	27,257,470	0.5
67,800 (1)		Alphabet, Inc. - Class A	76,559,082	1.4
68,922 (1)		Alphabet, Inc. - Class C	76,892,829	1.5
1,115,812		Apple, Inc.	206,547,959	3.9
1,067,627		Cisco Systems, Inc.	45,939,990	0.9
544,521 (1)		Facebook, Inc.- Class A	105,811,321	2.0
1,057,892		Intel Corp.	52,587,811	1.0
193,805		International Business Machines Corp.	27,074,558	0.5
208,144		Mastercard, Inc. - Class A	40,904,459	0.8
1,744,205		Microsoft Corp.	171,996,055	3.3
137,798		Nvidia Corp.	32,644,346	0.6
676,526		Oracle Corp.	29,807,736	0.6
222,230		Texas Instruments, Inc.	24,500,858	0.5

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Stock Index Portfolio	as of June 30, 2018 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
405,487	Visa, Inc. - Class A	$53,706,753	1.0
5,312,651 (3)	Other Securities	360,965,065	6.9
		1,357,078,960	25.8
	Materials: 2.6%
526,855	DowDuPont, Inc.	34,730,282	0.7
1,413,818 (2)	Other Securities	101,432,168	1.9
		136,162,450	2.6
	Real Estate: 2.8%
2,114,479 (3)	Other Securities	149,308,088	2.8
	Telecommunication Services: 2.0%
1,647,498	AT&T, Inc.	52,901,161	1.0
938,004	Verizon Communications, Inc.	47,190,981	0.9
222,872	Other Securities	4,154,334	0.1
		104,246,476	2.0
	Utilities: 2.9%
2,737,501	Other Securities	154,162,330	2.9
	Total Common Stock (Cost $3,120,223,819)	5,226,744,934	99.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS:1.8%
	Securities Lending Collateral(4): 0.3%
3,295,248	Bank of Nova Scotia, Repurchase Agreement dated 06/29/18, 2.12%, due 07/02/18 (Repurchase Amount $3,295,822, collateralized by various U.S. Government Agency Obligations, 2.500%-6.430%, Market Value plus accrued interest $3,361,747, due 02/01/21-06/01/48)	3,295,248	0.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(4) (continued)
693,026	Dominion Securities Inc., Repurchase Agreement dated 06/29/18, 2.11%, due 07/02/18 (Repurchase Amount $693,146, collateralized by various U.S. Government Agency Obligations, 3.000%-7.000%, Market Value plus accrued interest $706,887, due 11/01/36-06/01/48)	$693,026	0.0
3,295,248	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $3,295,866, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $3,361,154, due 11/15/42-08/15/44)	3,295,248	0.0
3,295,248	National Bank Financial, Repurchase Agreement dated 06/29/18, 2.01%, due 07/02/18 (Repurchase Amount $3,295,792, collateralized by various U.S. Government Securities, 0.000%-6.000%, Market Value plus accrued interest $3,361,154, due 09/06/18-09/09/49)	3,295,248	0.1
3,295,248	State of Wisconsin Investment Board, Repurchase Agreement dated 06/29/18, 2.30%, due 07/02/18 (Repurchase Amount $3,295,871, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,361,178, due 07/15/19-02/15/48)	3,295,248	0.1
		13,874,018	0.3

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Stock Index Portfolio	as of June 30, 2018 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 1.5%
81,699,000 (5)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.810% (Cost $81,699,000)	$81,699,000	1.5
	Total Short-Term Investments (Cost $95,573,018)	95,573,018	1.8
	Total Investments in Securities (Cost $3,215,796,837)	$5,322,317,952	101.2
	Liabilities in Excess of Other Assets	(60,811,570)	(1.2)
	Net Assets	$5,261,506,382	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2018.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
The grouping contains securities on loan.

(3)
The grouping contains non-income producing securities.

(4)
Represents securities purchased with cash collateral received for securities on loan.

(5)
Rate shown is the 7-day yield as of June 30, 2018.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Common Stock*	$5,226,744,934	$—	$—	$5,226,744,934
Short-Term Investments	81,699,000	13,874,018	—	95,573,018
Total Investments, at fair value	$5,308,443,934	$13,874,018	$—	$5,322,317,952
Liabilities Table
Other Financial Instruments+
Futures	$(704,395)	$—	$—	$(704,395)
Total Liabilities	$(704,395)	$—	$—	$(704,395)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2018, the following futures contracts were outstanding for Voya U.S. Stock Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500 E-Mini	272	09/21/18	$37,013,760	$(704,395)
			$37,013,760	$(704,395)

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Stock Index Portfolio	as of June 30, 2018 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2018 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$704,395
		$704,395

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2018 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$2,659,826
Total	$2,659,826

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(965,045)
Total	$(965,045)
At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $3,239,136,191.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$2,192,296,864
Gross Unrealized Depreciation	(109,819,498)
Net Unrealized Appreciation	$2,082,477,366

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
VY® Clarion Real Estate Portfolio	as of June 30, 2018 (Unaudited)

REIT Diversification as of June 30, 2018 (as a percentage of net assets)

REITS - Office Property	16.9%
REITS - Apartments	15.5%
REITS - Diversified	15.2%
REITS - Regional Malls	10.8%
REITS - Warehouse/Industrial	9.8%
REITS - Storage	8.5%
REITS - Shopping Centers	6.6%
REITS - Hotels	6.0%
REITS - Health Care	4.2%
Hotels & Motels	2.5%
REITS - Manufactured Homes	1.8%
REITS - Single Tenant	1.6%
Assets in Excess of Other Liabilities*	0.6%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.4%
	Diversified REITs: 1.6%
229,402	STORE Capital Corp.	$6,285,615	1.6
	Health Care REITs: 4.2%
458,805	Healthcare Trust of America, Inc.	12,369,383	3.2
63,993	Ventas, Inc.	3,644,401	1.0
		16,013,784	4.2
	Hotel & Resort REITs: 6.0%
442,543	DiamondRock Hospitality Co.	5,434,428	1.4
202,302	Host Hotels & Resorts, Inc.	4,262,503	1.1
153,595 (1)	MGM Growth Properties LLC	4,678,504	1.2
135,796	Park Hotels & Resorts, Inc.	4,159,431	1.1
54,934	Ryman Hospitality Properties	4,567,762	1.2
		23,102,628	6.0
	Hotels, Resorts & Cruise Lines: 2.5%
119,694	Hilton Worldwide Holdings, Inc.	9,474,977	2.5
	Industrial REITs: 8.4%
216,629	Duke Realty Corp.	6,288,740	1.6
392,706	ProLogis, Inc.	25,796,857	6.8
		32,085,597	8.4
	Office REITs: 18.4%
143,615	Alexandria Real Estate Equities, Inc.	18,119,905	4.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Office REITs (continued)
273,002	Columbia Property Trust, Inc.	$6,199,875	1.6
572,629	Cousins Properties, Inc.	5,548,775	1.4
356,028	Douglas Emmett, Inc.	14,305,205	3.7
287,636	Hudson Pacific Properties, Inc.	10,190,944	2.7
49,859	JBG SMITH Properties	1,818,358	0.5
19,274	Kilroy Realty Corp.	1,457,885	0.4
203,931	Piedmont Office Realty Trust, Inc.	4,064,345	1.1
131,927	Tier REIT, Inc.	3,137,224	0.8
75,785	Vornado Realty Trust	5,602,027	1.5
		70,444,543	18.4
	Residential REITs: 17.3%
87,862	American Campus Communities, Inc.	3,767,523	1.0
30,873	AvalonBay Communities, Inc.	5,306,760	1.4
211,333	Equity Residential	13,459,799	3.5
54,017	Essex Property Trust, Inc.	12,913,844	3.4
546,192	Invitation Homes, Inc.	12,595,187	3.3
108,743	Mid-America Apartment Communities, Inc.	10,947,158	2.9
70,780	Sun Communities, Inc.	6,927,946	1.8
		65,918,217	17.3
	Retail REITs: 17.4%
716,996	Brixmor Property Group, Inc.	12,497,240	3.3
113,637	Macerich Co.	6,457,991	1.7
204,502	Regency Centers Corp.	12,695,484	3.3
161,521	Simon Property Group, Inc.	27,489,259	7.2
122,070	Taubman Centers, Inc.	7,172,833	1.9
		66,312,807	17.4
	Specialized REITs: 23.6%
415,589	CubeSmart	13,390,278	3.5
197,112	CyrusOne, Inc.	11,503,456	3.0
68,625	Equinix, Inc.	29,501,201	7.7
188,597	Extra Space Storage, Inc.	18,823,867	5.0
100,509	Geo Group, Inc./The	2,768,018	0.7
687,460	VICI Properties, Inc.	14,189,174	3.7
		90,175,994	23.6
	Total Common Stock (Cost $359,936,005)	379,814,162	99.4

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
VY® Clarion Real Estate Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.8%
	Securities Lending Collateral(2): 1.3%
1,138,180	Citibank N.A., Repurchase Agreement dated 06/29/18, 2.12%, due 07/02/18 (Repurchase Amount $1,138,378, collateralized by various U.S. Government Agency Obligations, 2.405%-6.000%, Market Value plus accrued interest $1,160,944, due 04/01/24-04/01/48)	$1,138,180	0.3
1,138,180	Dominion Securities Inc., Repurchase Agreement dated 06/29/18, 2.11%, due 07/02/18 (Repurchase Amount $1,138,377, collateralized by various U.S. Government Agency Obligations, 3.000%-7.000%, Market Value plus accrued interest $1,160,944, due 11/01/36-06/01/48)	1,138,180	0.3
1,138,180	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $1,138,393, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $1,160,944, due 11/15/42-08/15/44)	1,138,180	0.3
1,138,180	National Bank Financial, Repurchase Agreement dated 06/29/18, 2.01%, due 07/02/18 (Repurchase Amount $1,138,368, collateralized by various U.S. Government Securities, 0.000%-6.000%, Market Value plus accrued interest $1,160,944, due 09/06/18-09/09/49)	1,138,180	0.3
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(2) (continued)
239,358	Natwest Markets PLC, Repurchase Agreement dated 06/29/18, 2.09%, due 07/02/18 (Repurchase Amount $239,399, collateralized by various U.S. Government Securities, 2.500%-6.625%, Market Value plus accrued interest $244,147, due 05/15/20-05/15/46)	$239,358	0.1
		4,792,078	1.3
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.5%
1,922,982 (3)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.800% (Cost $1,922,982)	1,922,982	0.5
	Total Short-Term Investments (Cost $6,715,060)	6,715,060	1.8
	Total Investments in Securities (Cost $366,651,065)	$386,529,222	101.2
	Liabilities in Excess of Other Assets	(4,767,081)	(1.2)
	Net Assets	$381,762,141	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Security, or a portion of the security, is on loan.

(2)
Represents securities purchased with cash collateral received for securities on loan.

(3)
Rate shown is the 7-day yield as of June 30, 2018.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
VY® Clarion Real Estate Portfolio	as of June 30, 2018 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Common Stock*	$379,814,162	$—	$—	$379,814,162
Short-Term Investments	1,922,982	4,792,078	—	6,715,060
Total Investments, at fair value	$381,737,144	$4,792,078	$—	$386,529,222

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $371,033,137.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$24,571,705
Gross Unrealized Depreciation	(9,075,620)
Net Unrealized Appreciation	$15,496,085

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
VY® Franklin Income Portfolio	as of June 30, 2018 (Unaudited)

Investment Type Allocation as of June 30, 2018 (as a percentage of net assets)

Common Stock	39.1%
Corporate Bonds/Notes	38.6%
Equity-Linked Securities	6.7%
U.S. Treasury Obligations	6.7%
Bank Loans	4.0%
Convertible Bonds/Notes	1.4%
Preferred Stock	1.1%
Assets in Excess of Other Liabilities*	2.4%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 38.6%
		Basic Materials: 0.5%
2,200,000	(1)(2)	FMG Resources August 2006 Pty Ltd., 5.125%, 05/15/2024	$2,101,000	0.5
		Communications: 6.8%
1,000,000 (2)		Altice France SA/France, 6.000%, 05/15/2022	1,007,500	0.2
1,000,000 (2)		CommScope, Inc., 5.500%, 06/15/2024	1,008,750	0.2
4,109,000		DISH DBS Corp., 5.000%-5.875%, 03/15/2023-11/15/2024	3,533,216	0.9
2,400,000 (2)		Sirius XM Radio, Inc., 6.000%, 07/15/2024	2,451,000	0.6
2,500,000		Sprint Communications, Inc., 6.000%, 11/15/2022	2,484,375	0.6
4,700,000		Sprint Corp., 7.875%, 09/15/2023	4,885,063	1.2
1,000,000		Sprint Corp., 7.125%-7.625%, 06/15/2024-03/01/2026	1,016,670	0.2
1,000,000 (2)		Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 5.152%, 09/20/2029	982,500	0.2
4,000,000 (2)		Univision Communications, Inc., 5.125%, 05/15/2023	3,850,000	0.9
2,000,000 (2)		Virgin Media Secured Finance PLC, 5.500%, 01/15/2025	1,965,320	0.5
5,603,000 (3)		Other Securities	5,351,711	1.3
			28,536,105	6.8
		Consumer, Cyclical: 2.0%
1,000,000 (2)		Shea Homes L.P. / Shea Homes Funding Corp., 5.875%, 04/01/2023	1,006,250	0.3
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical (continued)
1,000,000 (2)		Shea Homes L.P. / Shea Homes Funding Corp., 6.125%, 04/01/2025	$1,000,000	0.2
1,500,000	(1)(2)	Tesla, Inc., 5.300%, 08/15/2025	1,340,625	0.3
1,200,000 (2)		Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.250%, 05/15/2027	1,123,500	0.3
3,900,000 (4)		Other Securities	3,837,275	0.9
			8,307,650	2.0
		Consumer, Non-cyclical: 12.3%
2,000,000 (2)		BAT Capital Corp., 3.557%, 08/15/2027	1,863,645	0.5
1,250,000 (2)		Bayer US Finance II LLC, 4.250%, 12/15/2025	1,259,144	0.3
8,000,000		CHS/Community Health Systems, Inc., 6.250%, 03/31/2023	7,360,000	1.7
6,525,938 (1)		CHS/Community Health Systems, Inc., 6.875%, 02/01/2022	3,360,858	0.8
1,730,547	(1)(2)	CHS/Community Health Systems, Inc., 8.125%, 06/30/2024	1,438,517	0.4
4,800,000	(2)(5)	CHS/Community Health Systems, Inc., 11.000% (Step Rate @ 11.000% on 06/22/2019), 06/30/2023	4,338,000	1.0
2,000,000 (2)		Endo Finance LLC / Endo Ltd. / Endo Finco, Inc., 6.000%, 07/15/2023	1,655,000	0.4
2,000,000 (2)		Endo Finance LLC, 5.750%, 01/15/2022	1,800,000	0.4
4,200,000		HCA, Inc., 5.875%-7.500%, 02/15/2022-05/01/2023	4,478,000	1.1
1,000,000	(1)(2)	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.625%, 10/15/2023	838,500	0.2
4,000,000	(1)(2)	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.750%, 08/01/2022	3,620,000	0.9
500,000 (2)		Tenet Healthcare Corp., 5.125%, 05/01/2025	477,187	0.1
3,425,000 (1)		Tenet Healthcare Corp., 6.750%, 06/15/2023	3,420,719	0.8
4,000,000		Tenet Healthcare Corp., 8.125%, 04/01/2022	4,190,000	1.0
1,000,000 (2)		Valeant Pharmaceuticals International, Inc., 5.500%, 11/01/2025	989,250	0.2
1,700,000 (2)		Valeant Pharmaceuticals International, Inc., 5.875%, 05/15/2023	1,603,313	0.4

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
VY® Franklin Income Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical (continued)
1,300,000 (2)		Valeant Pharmaceuticals International, Inc., 6.125%, 04/15/2025	$1,202,500	0.3
600,000 (2)		Valeant Pharmaceuticals International, Inc., 6.500%, 03/15/2022	623,250	0.2
900,000 (2)		Valeant Pharmaceuticals International, Inc., 7.000%, 03/15/2024	944,721	0.2
6,100,000		Other Securities	6,012,481	1.4
			51,475,085	12.3
		Energy: 6.6%
2,000,000 (2)		Ascent Resources Utica Holdings LLC / ARU Finance Corp., 10.000%, 04/01/2022	2,210,000	0.5
3,000,000		HighPoint Operating Corp., 7.000%-8.750%, 10/15/2022-06/15/2025	3,155,000	0.8
1,174,000 (2)		Chesapeake Energy Corp., 8.000%, 12/15/2022	1,236,750	0.3
8,800,000 (2)		Chesapeake Energy Corp., 8.000%, 06/15/2027	8,976,000	2.1
1,000,000 (1)		Chesapeake Energy Corp., 8.000%, 01/15/2025	1,020,950	0.3
1,500,000 (2)		Kinder Morgan, Inc./DE, 5.625%, 11/15/2023	1,597,227	0.4
679,506	(2)(6)	W&T Offshore, Inc., 8.500% (PIK Rate 10.000%, Cash Rate 8.500%), 06/15/2021	654,025	0.1
749,994	(2)(6)	W&T Offshore, Inc., 9.000% (PIK Rate 10.750%, Cash Rate 9.000%), 05/15/2020	751,869	0.2
3,000,000 (1)		Weatherford International Ltd., 7.750%, 06/15/2021	3,097,500	0.7
2,939,000 (1)		Weatherford International Ltd., 4.500%-8.250%, 04/15/2022-06/15/2023	2,827,080	0.7
2,000,000		Other Securities	2,010,000	0.5
			27,536,401	6.6
		Financial: 5.3%
3,400,000 (7)		Bank of America Corp., 3.419%-6.100%, 12/20/2028-12/31/2199	3,400,690	0.8
1,500,000		Citigroup, Inc., 4.125%, 07/25/2028	1,437,244	0.3
5,700,000 (7)		Citigroup, Inc., 6.300%, 12/31/2199	5,792,112	1.4
4,000,000 (7)		JPMorgan Chase & Co., 5.000%-5.150%, 12/31/2199	4,004,060	1.0
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
7,700,000 (4)		Other Securities	$7,642,903	1.8
			22,277,009	5.3
		Industrial: 1.2%
1,500,000 (2)		BWAY Holding Co., 5.500%, 04/15/2024	1,466,250	0.4
1,700,000 (2)		BWAY Holding Co., 7.250%, 04/15/2025	1,661,750	0.4
1,700,000 (2)		XPO Logistics, Inc., 6.500%, 06/15/2022	1,748,875	0.4
			4,876,875	1.2
		Technology: 1.3%
800,000 (2)		Dell International LLC / EMC Corp., 4.420%, 06/15/2021	811,896	0.2
1,400,000 (2)		Dell International LLC / EMC Corp., 5.450%, 06/15/2023	1,465,706	0.3
2,400,000 (2)		First Data Corp., 7.000%, 12/01/2023	2,505,792	0.6
1,000,000 (2)		West Corp., 8.500%, 10/15/2025	917,500	0.2
			5,700,894	1.3
		Utilities: 2.6%
3,660,000 (1)		Calpine Corp., 5.375%-5.750%, 01/15/2023-01/15/2025	3,400,413	0.8
6,000,000		Vistra Energy Corp., 7.375%, 11/01/2022	6,285,000	1.5
1,400,000 (2)		InterGen NV, 7.000%, 06/30/2023	1,382,500	0.3
			11,067,913	2.6
		Total Corporate Bonds/Notes (Cost $161,986,289)	161,878,932	38.6
CONVERTIBLE BONDS/NOTES: 1.4%
		Consumer, Non-cyclical: 0.9%
EUR3,000,000	(1)(2)	Bayer Capital Corp. BV, 5.625%, 11/22/2019	3,741,744	0.9
		Energy: 0.5%
2,325,000		Weatherford International Ltd., 5.875%, 07/01/2021	2,293,915	0.5
		Total Convertible Bonds/Notes (Cost $5,529,615)	6,035,659	1.4
BANK LOANS: 4.0%
		Communications: 0.9%
1,485,057 (8)		iHeart Communications, Inc. Term Loan E, 9.802%, (US0003M + 7.500%), 07/30/2019	1,135,140	0.3
500,000		Internet Brands TL 2L, 9.585%, (US0003M + 7.750%), 09/15/2025	503,750	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
VY® Franklin Income Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Communications (continued)
500,000	Securus Technologies Holdings, Inc. - TL 2L, 10.230%, (US0003M + 8.250%), 11/01/2025	$503,594	0.1
140,000	Securus Technologies Holdings, Inc. 2017 1st Lien Term Loan, 6.594%, (US0003M + 4.500%), 11/01/2024	141,196	0.0
560,000	Securus Technologies Holdings, Inc., 6.577%, (US0003M + 4.500%), 11/01/2024	562,800	0.2
879,679	West Corp. - TL 1L, 5.980%, (US0003M + 4.000%), 10/10/2024	877,872	0.2
		3,724,352	0.9
	Consumer, Cyclical: 1.9%
2,500,000	24 Hour Fitness Worldwide, Inc. 2018 Term Loan B, 5.594%, (US0003M + 3.500%), 05/24/2025	2,496,875	0.6
4,880,911	Belk, Inc. TL B 1L, 7.088%, (US0003M + 4. 750%), 12/12/2022	3,804,397	0.9
1,800,000	Stars Group Holdings B.V. - TL B 1L, 5.831%, (US0003M + 3.500%), 06/09/2025	1,791,000	0.4
		8,092,272	1.9
	Consumer, Non-cyclical: 0.2%
999,769	Amneal Pharmaceuticals LLC, 5.625%, (US0003M + 3.500%), 05/04/2025	999,769	0.2
	Electronics/Electrical: 0.2%
797,995	MH Sub I, LLC 2017 1st Lien Term Loan, 5.835%, (US0003M + 3.750%), 09/13/2024	798,827	0.2
	Industrial: 0.2%
676,940	Cortes NP Acquisition Corp. - TL B 1L, 6.001%, (US0003M + 4.000%), 11/30/2023	670,593	0.2
	Retailers (Except Food & Drug): 0.3%
1,500,000	PetSmart, Inc., 5.010%, (US0003M + 3.000%), 03/11/2022	1,246,125	0.3
	Technology: 0.1%
496,250	Almonde, Inc. - Term Loan B 1st Lien, 5.807%, (US0003M + 3.500%), 06/13/2024	488,248	0.1
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Utilities: 0.2%
988,000	Talen Energy Supply LLC Term Loan B2, 5.980%, (US0003M + 4.000%), 04/13/2024	$992,528	0.2
	Total Bank Loans (Cost $17,864,789)	17,012,714	4.0
U.S. TREASURY OBLIGATIONS: 6.7%
	U.S. Treasury Notes: 6.7%
8,000,000	2.250%, 03/31/2020	7,964,375	1.9
5,000,000	2.500%, 05/31/2020	4,997,949	1.2
5,000,000	2.500%, 06/30/2020	4,997,363	1.2
10,000,000	1.000%-2.875%, 06/30/2019-05/31/2025	9,980,762	2.4
	Total U.S. Treasury Obligations (Cost $27,927,794)	27,940,449	6.7

Shares			Value	Percentage of Net Assets
COMMON STOCK: 39.1%
		Consumer Discretionary: 2.6%
50,000		Target Corp.	3,806,000	0.9
333,904		Other Securities	7,228,904	1.7
			11,034,904	2.6
		Consumer Staples: 4.3%
42,000 (1)		Anheuser-Busch InBev NV ADR	4,231,920	1.0
40,000		PepsiCo, Inc.	4,354,800	1.0
40,000		Procter & Gamble Co.	3,122,400	0.8
102,000		Other Securities	6,310,501	1.5
			18,019,621	4.3
		Energy: 5.2%
25,000		Chevron Corp.	3,160,750	0.7
34,500		Exxon Mobil Corp.	2,854,185	0.7
80,000		Royal Dutch Shell PLC - Class A ADR	5,538,400	1.3
239,812	(4)(9)	Other Securities	10,370,031	2.5
			21,923,366	5.2
		Financials: 5.3%
100,000		Bank of America Corp.	2,819,000	0.7
45,000		JPMorgan Chase & Co.	4,689,000	1.1
72,908		Metlife, Inc.	3,178,789	0.7
165,000		Wells Fargo & Co.	9,147,600	2.2
50,000		Other Securities	2,501,000	0.6
			22,335,389	5.3
		Health Care: 5.2%
65,000		AstraZeneca PLC	4,495,863	1.1
39,000		Medtronic PLC	3,338,790	0.8
60,600		Merck & Co., Inc.	3,678,420	0.9
165,000		Pfizer, Inc.	5,986,200	1.4
46,117		Other Securities	4,224,791	1.0
			21,724,064	5.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
VY® Franklin Income Portfolio	as of June 30, 2018 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: 2.6%
450,000	General Electric Co.	$6,124,500	1.5
55,323 (9)	Other Securities	4,634,155	1.1
		10,758,655	2.6
	Information Technology: 1.8%
45,600	Microsoft Corp.	4,496,616	1.1
32,042	Other Securities	3,013,975	0.7
		7,510,591	1.8
	Materials: 3.5%
60,000	BASF SE	5,728,120	1.4
70,000	DowDuPont, Inc.	4,614,400	1.1
80,000 (1)	Rio Tinto PLC ADR	4,438,400	1.0
		14,780,920	3.5
	Real Estate: 0.6%
130,000	Host Hotels & Resorts, Inc.	2,739,100	0.6
	Telecommunication Services: 1.8%
115,000	Verizon Communications, Inc.	5,785,650	1.4
40,000	Other Securities	1,619,899	0.4
		7,405,549	1.8
	Utilities: 6.2%
108,048	Dominion Energy, Inc.	7,366,713	1.8
42,965	Duke Energy Corp.	3,397,672	0.8
52,000	Sempra Energy	6,037,720	1.4
165,000	Southern Co.	7,641,150	1.8
32,500	Other Securities	1,484,600	0.4
		25,927,855	6.2
	Total Common Stock (Cost $140,739,877)	164,160,014	39.1
PREFERRED STOCK: 1.1%
	Financials: 0.5%
800 (10)	Wells Fargo & Co.	1,007,568	0.3
50 (9)	Other Securities	943,750	0.2
		1,951,318	0.5
	Utilities: 0.6%
35,000 (10)	NextEra Energy, Inc.	2,601,375	0.6
	Total Preferred Stock (Cost $6,248,457)	4,552,693	1.1
EQUITY-LINKED SECURITIES: 6.7%
	Consumer Discretionary: 1.6%
105,000 (11)	Merrill Lynch International into General Motors Co., 8.000%	4,212,159	1.0
30,000	Wells Fargo Bank, N.A. into Target Corp., 8.000%	2,297,607	0.6
		6,509,766	1.6
	Consumer, Cyclical: 0.5%
175,000	Wells Fargo Bank, N.A. into Ford Motor Co., 8.500%	2,000,250	0.5
	Energy: 0.7%
65,000 (2)	UBS AG into Halliburton Co., 7.000%	3,005,119	0.7
	Industrials: 1.1%
33,000 (11)	Deutsche Bank AG into Union Pacific Corp., 6.500%	4,655,310	1.1
Shares		Value	Percentage of Net Assets
EQUITY-LINKED SECURITIES: (continued)
	Technology: 2.8%
36,000 (2)	Citigroup Global Markets Holding, Inc. into Texas Instruments, Inc., 7.000%	$4,026,132	0.9
22,000 (2)	Royal Bank of Canada into Apple, Inc., 6.500%	4,078,382	1.0
75,000	Wells Fargo Bank, N.A. into Intel Corp., 8.000%	3,833,138	0.9
		11,937,652	2.8
	Total Equity-Linked Securities (Cost $29,522,750)	28,108,097	6.7
	Total Long-Term Investments (Cost $389,819,571)	409,688,558	97.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 12.7%
	U.S. Government Agency Obligations: 2.0%
8,370,000 (11)	Federal Home Loan Bank Discount Notes, 0.000%, 07/02/2018 (Cost $8,369,620)	8,370,000	2.0
	Securities Lending Collateral(12): 9.9%
9,891,573	Bank of Nova Scotia, Repurchase Agreement dated 06/29/18, 2.12%, due 07/02/18 (Repurchase Amount $9,893,297, collateralized by various U.S. Government Agency Obligations, 2.500%-6.430%, Market Value plus accrued interest $10,091,187, due 02/01/21-06/01/48)	9,891,573	2.3
11,971,734	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $11,973,977, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $12,211,171, due 11/15/42-08/15/44)	11,971,734	2.8

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
VY® Franklin Income Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(12) (continued)
9,891,573	National Bank Financial, Repurchase Agreement dated 06/29/18, 2.01%, due 07/02/18 (Repurchase Amount $9,893,207, collateralized by various U.S. Government Securities, 0.000%- 6.000%, Market Value plus accrued interest $10,089,406, due 09/06/18-09/09/49)	$9,891,573	2.4
9,891,573	State of Wisconsin Investment Board, Repurchase Agreement dated 06/29/18, 2.30%, due 07/02/18 (Repurchase Amount $9,893,443, collateralized by various U.S. Government Securities, 0.125%- 3.875%, Market Value plus accrued interest $10,089,478, due 07/15/19-02/15/48)	9,891,573	2.4
		41,646,453	9.9
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
3,335,225 (13)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.800% (Cost $3,335,225)	3,335,225	0.8
	Total Short-Term Investments (Cost $53,351,298)	53,351,678	12.7
	Total Investments in Securities (Cost $443,170,869)	$463,040,236	110.3
	Liabilities in Excess of Other Assets	(43,428,407)	(10.3)
	Net Assets	$419,611,829	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2018.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

ADR
American Depositary Receipt

(1)
Security, or a portion of the security, is on loan.

(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(3)
The grouping contains securities in default.

(4)
The grouping contains securities on loan.

(5)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of June 30, 2018.

(6)
All or a portion of this security is payment-in-kind (“PIK”) which may pay interest or additional principal at the issuer’s discretion. Rates shown are the current rate and possible payment rates.

(7)
Variable rate security. Rate shown is the rate in effect as of June 30, 2018.

(8)
Defaulted security

(9)
The grouping contains non-income producing securities.

(10)
Non-income producing security.

(11)
Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2018.

(12)
Represents securities purchased with cash collateral received for securities on loan.

(13)
Rate shown is the 7-day yield as of June 30, 2018.

EUR
EU Euro

Reference Rate Abbreviations:
US0003M
3-month LIBOR

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
VY® Franklin Income Portfolio	as of June 30, 2018 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$8,472,617	$2,562,287	$—	$11,034,904
Consumer Staples	16,082,100	1,937,521	—	18,019,621
Energy	21,923,366	—	—	21,923,366
Financials	22,335,389	—	—	22,335,389
Health Care	17,228,201	4,495,863	—	21,724,064
Industrials	10,086,700	671,955	—	10,758,655
Information Technology	7,510,591	—	—	7,510,591
Materials	9,052,800	5,728,120	—	14,780,920
Real Estate	2,739,100	—	—	2,739,100
Telecommunication Services	7,405,549	—	—	7,405,549
Utilities	25,927,855	—	—	25,927,855
Total Common Stock	148,764,268	15,395,746	—	164,160,014
Preferred Stock	3,608,943	943,750	—	4,552,693
Equity-Linked Securities	—	28,108,097	—	28,108,097
Corporate Bonds/Notes	—	161,878,932	—	161,878,932
Convertible Bonds/Notes	—	6,035,659	—	6,035,659
U.S. Treasury Obligations	—	27,940,449	—	27,940,449
Bank Loans	—	17,012,714	—	17,012,714
Short-Term Investments	3,335,225	50,016,453	—	53,351,678
Total Investments, at fair value	$155,708,436	$307,331,800	$—	$463,040,236
Liabilities Table
Other Financial Instruments+
Written Options	$(57,000)	$—	$—	$(57,000)
Total Liabilities	$(57,000)	$—	$—	$(57,000)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2018, the following exchange-traded written options were outstanding for VY® Franklin Income Portfolio:
Description	Put/Call	Expiration Date	Exercise Price	Number of Contracts	Notional Amount	Premiums Received	Fair Value
Anadarko Petroleum Corp.	Call	08/17/18	75.00 USD	200	1,465,000	$33,248	$(57,000)
						$33,248	$(57,000)

Currency Abbreviations
USD – United States Dollar
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
VY® Franklin Income Portfolio	as of June 30, 2018 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2018 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Written options, at fair value	$57,000
Total Liability Derivatives		$57,000

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2018 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Written options
Equity contracts	$68,573
Total	$68,573

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Written options
Interest rate contracts	$(23,752)
Total	$(23,752)

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $443,137,627.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$40,160,386
Gross Unrealized Depreciation	(20,328,569)
Net Unrealized Appreciation	$19,831,817

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap Core	SUMMARY PORTFOLIO OF INVESTMENTS
Equity Portfolio	as of June 30, 2018 (Unaudited)

Sector Diversification as of June 30, 2018 (as a percentage of net assets)

Industrials	17.9%
Financials	16.0%
Health Care	14.6%
Information Technology	14.2%
Consumer Discretionary	11.5%
Real Estate	6.6%
Materials	5.3%
Energy	4.6%
Consumer Staples	2.7%
Utilities	2.5%
Telecommunication Services	0.1%
Assets in Excess of Other Liabilities*	4.0%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.0%
		Consumer Discretionary: 11.5%
169,658		Acushnet Holdings Corp.	$4,149,835	0.5
88,317		Brunswick Corp.	5,694,680	0.7
34,809		Carter’s, Inc.	3,772,947	0.5
145,073		Cinemark Holdings, Inc.	5,089,161	0.6
60,890		Pool Corp.	9,224,835	1.2
2,916,223	(1)(2)	Other Securities	63,059,109	8.0
			90,990,567	11.5
		Consumer Staples: 2.7%
251,296 (3)		Performance Food Group Co.	9,222,563	1.2
357,557	(1)(2)	Other Securities	11,832,514	1.5
			21,055,077	2.7
		Energy: 4.6%
45,557 (4)		Core Laboratories NV	5,749,749	0.7
86,800		Delek US Holdings, Inc.	4,354,756	0.6
264,183		Patterson-UTI Energy, Inc.	4,755,294	0.6
491,170 (3)		SRC Energy, Inc.	5,412,693	0.7
1,537,200	(1)(2)	Other Securities	15,832,433	2.0
			36,104,925	4.6
		Financials: 16.0%
140,203		Associated Banc-Corp.	3,827,542	0.5
83,300		Bank of NT Butterfield & Son Ltd.	3,808,476	0.5
100,605		BankUnited, Inc.	4,109,714	0.5
233,887		First Horizon National Corp.	4,172,544	0.5
58,288		Iberiabank Corp.	4,418,231	0.5
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials (continued)
82,621		Wintrust Financial Corp.	$7,192,158	0.9
2,878,890 (2)		Other Securities	99,454,341	12.6
			126,983,006	16.0
		Health Care: 14.6%
144,877 (3)		Catalent, Inc.	6,068,898	0.8
135,835		Encompass Health Corp.	9,198,746	1.2
54,000 (3)		Haemonetics Corp.	4,842,720	0.6
17,714 (3)		ICU Medical, Inc.	5,201,716	0.6
60,200 (3)		Integer Holdings Corp.	3,891,930	0.5
47,215 (3)		Medidata Solutions, Inc.	3,803,641	0.5
69,760 (3)		Molina Healthcare, Inc.	6,832,294	0.9
21,951 (3)		WellCare Health Plans, Inc.	5,405,214	0.7
65,909		West Pharmaceutical Services, Inc.	6,544,105	0.8
2,797,629	(1)(2)	Other Securities	63,521,807	8.0
			115,311,071	14.6
		Industrials: 17.9%
60,979		Applied Industrial Technologies, Inc.	4,277,677	0.5
138,077		Brady Corp.	5,322,868	0.7
50,400		Insperity, Inc.	4,800,600	0.6
85,583		KAR Auction Services, Inc.	4,689,948	0.6
40,847 (3)		RBC Bearings, Inc.	5,261,502	0.7
140,766		Toro Co.	8,481,152	1.1
87,043 (3)		USG Corp.	3,753,294	0.5
3,517,174 (2)		Other Securities	104,663,708	13.2
			141,250,749	17.9
		Information Technology: 14.2%
45,836 (3)		Aspen Technology, Inc.	4,250,831	0.5
37,517		Blackbaud, Inc.	3,843,617	0.5
56,333		Cabot Microelectronics Corp.	6,059,177	0.8
43,603	(3)(4)	GrubHub, Inc.	4,574,391	0.6
45,875 (3)		Guidewire Software, Inc.	4,072,782	0.5
86,910 (3)		Q2 Holdings, Inc.	4,958,215	0.6
40,974 (3)		Tableau Software, Inc.	4,005,209	0.5
48,500 (3)		Tech Data Corp.	3,982,820	0.5
203,600		Travelport Worldwide Ltd.	3,774,744	0.5
18,450 (3)		Tyler Technologies, Inc.	4,097,745	0.5
2,486,263	(1)(2)	Other Securities	69,044,251	8.7
			112,663,782	14.2
		Materials: 5.3%
90,052		Aptargroup, Inc.	8,409,056	1.1
60,900		Trinseo SA	4,320,855	0.5
180,732		Valvoline, Inc.	3,898,389	0.5
1,019,792	(1)(2)	Other Securities	25,231,633	3.2
			41,859,933	5.3

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap Core	SUMMARY PORTFOLIO OF INVESTMENTS
Equity Portfolio	as of June 30, 2018 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: 6.6%
49,916		EastGroup Properties, Inc.	$4,769,973	0.6
135,730		National Retail Properties, Inc.	5,966,691	0.7
201,695		RLJ Lodging Trust	4,447,375	0.6
1,749,085	(1)(2)	Other Securities	37,078,149	4.7
			52,262,188	6.6
		Telecommunication Services: 0.1%
43,900 (2)		Other Securities	621,185	0.1
		Utilities: 2.5%
77,583		NorthWestern Corp.	4,441,627	0.5
167,045		Portland General Electric Co.	7,142,844	0.9
373,844	(1)(2)	Other Securities	8,450,889	1.1
			20,035,360	2.5
		Total Common Stock (Cost $562,061,185)	759,137,843	96.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 9.4%
	Securities Lending Collateral(5): 4.6%
8,900,700	Jefferies LLC, Repurchase Agreement dated 06/29/18, 2.00%, due 07/02/18 (Repurchase Amount $8,902,163, collateralized by various U.S. Government Securities, 0.000%-2.375%, Market Value plus accrued interest $9,078,714, due 07/05/18-09/09/49)	8,900,700	1.2
8,900,700	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $8,902,368, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $9,078,716, due 11/15/42-08/15/44)	8,900,700	1.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(5) (continued)
249,868	MUFG Securities America Inc., Repurchase Agreement dated 06/29/18, 2.12%, due 07/02/18 (Repurchase Amount $249,912, collateralized by various U.S. Government Agency Obligations, 2.430%-6.000%, Market Value plus accrued interest $254,865, due 02/01/21-10/15/58)	$249,868	0.1
8,900,700	NBC Global Finance Ltd., Repurchase Agreement dated 06/29/18, 1.95%, due 07/02/18 (Repurchase Amount $8,902,127, collateralized by various U.S. Government Securities, 0.000%-3.625%, Market Value plus accrued interest $9,078,740, due 01/31/20-09/09/49)	8,900,700	1.1
8,900,700	State of Wisconsin Investment Board, Repurchase Agreement dated 06/29/18, 2.30%, due 07/02/18 (Repurchase Amount $8,902,383, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $9,078,781, due 07/15/19-02/15/48)	8,900,700	1.1
		35,852,668	4.6
Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.8%
38,179,561 (6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.800% (Cost $38,179,561)	38,179,561	4.8
	Total Short-Term Investments (Cost $74,032,229)	74,032,229	9.4

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap Core	SUMMARY PORTFOLIO OF INVESTMENTS
Equity Portfolio	as of June 30, 2018 (Unaudited) (continued)

Shares	Value	Percentage of Net Assets
Total Investments in Securities (Cost $636,093,414)	$833,170,072	105.4
Liabilities in Excess of Other Assets	(42,393,245)	(5.4)
Net Assets	$790,776,827	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2018.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
The grouping contains securities on loan.

(2)
The grouping contains non-income producing securities.

(3)
Non-income producing security.

(4)
Security, or a portion of the security, is on loan.

(5)
Represents securities purchased with cash collateral received for securities on loan.

(6)
Rate shown is the 7-day yield as of June 30, 2018.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Common Stock*	$759,137,843	$—	$—	$759,137,843
Short-Term Investments	38,179,561	35,852,668	—	74,032,229
Total Investments, at fair value	$797,317,404	$35,852,668	$—	$833,170,072
Liabilities Table
Other Financial Instruments+
Futures	$(215,587)	$—	$—	$(215,587)
Total Liabilities	$(215,587)	$—	$—	$(215,587)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2018, the following futures contracts were outstanding for VY® JPMorgan Small Cap Core Equity Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Russell 2000® Mini Index	208	09/21/18	$17,134,000	$(215,587)
			$17,134,000	$(215,587)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2018 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$215,587
		$215,587

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap Core	SUMMARY PORTFOLIO OF INVESTMENTS
Equity Portfolio	as of June 30, 2018 (Unaudited) (continued)

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2018 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$618,313
Total	$618,313

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(185,117)
Total	$(185,117)

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $638,785,586.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$219,519,032
Gross Unrealized Depreciation	(25,350,133)
Net Unrealized Appreciation	$194,168,899

See Accompanying Notes to Financial Statements

VY® Templeton Global Growth	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2018 (Unaudited)

Geographic Diversification as of June 30, 2018 (as a percentage of net assets)

United States	34.3%
United Kingdom	10.2%
France	6.5%
Netherlands	5.8%
China	5.6%
Germany	5.4%
Japan	5.2%
Canada	3.2%
South Korea	3.0%
Switzerland	2.9%
Countries between 0.5% – 2.4%^	16.0%
Assets in Excess of Other Liabilities*	1.9%
Net Assets	100.0%
* Includes short-term investments.
^ Includes 11 countries, which each represents 0.5% – 2.4% of net assets.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.4%
	Canada: 3.2%
119,550	Barrick Gold Corp.	$1,569,692	1.0
95,893	Wheaton Precious Metals Corp.	2,116,772	1.3
99,100	Other Securities	1,544,562	0.9
		5,231,026	3.2
	China: 5.6%
10,340 (1)	Baidu, Inc. ADR	2,512,620	1.5
791,000	China Life Insurance Co., Ltd. - H Shares	2,029,304	1.2
184,000	China Mobile Ltd.	1,632,622	1.0
11,144 (2)	China Telecom Corp., Ltd. ADR	517,416	0.3
2,726,000	China Telecom Corp., Ltd. - H Shares	1,279,142	0.8
1,461,600	Other Securities	1,276,483	0.8
		9,247,587	5.6
	Denmark: 1.0%
25,642	Vestas Wind Systems A/S	1,583,043	1.0
	France: 6.5%
95,570	AXA S.A.	2,335,139	1.4
34,260	BNP Paribas	2,119,221	1.3
26,358	Sanofi	2,115,483	1.3
91,201	Veolia Environnement	1,948,879	1.2
112,361	Other Securities	2,269,938	1.3
		10,788,660	6.5
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Germany: 5.4%
18,830		Bayer AG	$2,067,981	1.3
27,739	(2)(3)	Innogy SE	1,185,113	0.7
21,590		Merck KGaA	2,101,732	1.3
19,972		Siemens AG	2,631,431	1.6
78,188		Other Securities	833,055	0.5
			8,819,312	5.4
		Hong Kong: 1.1%
147,500		CK Hutchison Holdings Ltd.	1,561,438	1.0
290,200		Other Securities	228,182	0.1
			1,789,620	1.1
		Indonesia: 0.5%
1,312,500		Other Securities	803,847	0.5
		Ireland: 1.1%
117,126		Other Securities	1,869,591	1.1
		Israel: 2.4%
162,901		Teva Pharmaceutical Industries Ltd. ADR	3,961,752	2.4
		Italy: 2.1%
190,871		ENI S.p.A.	3,539,015	2.1
		Japan: 5.2%
68,100		Mitsui Fudosan Co., Ltd.	1,640,411	1.0
176,300		Panasonic Corp.	2,377,304	1.4
97,900		Other Securities	4,534,762	2.8
			8,552,477	5.2
		Luxembourg: 2.3%
208,419		SES S.A. - Luxembourg	3,809,845	2.3
		Netherlands: 5.8%
409,139		Aegon NV	2,442,815	1.5
21,412		Akzo Nobel NV	1,826,280	1.1
119,125		Royal Dutch Shell PLC - Class B	4,266,219	2.6
28,524 (4)		Other Securities	1,033,973	0.6
			9,569,287	5.8
		Singapore: 1.7%
1,261,000		Singapore Telecommunications Ltd.	2,847,083	1.7
		South Korea: 3.0%
43,400		KB Financial Group, Inc.	2,042,915	1.2
70,442		Samsung Electronics Co., Ltd.	2,950,786	1.8
			4,993,701	3.0
		Spain: 0.6%
113,117		Other Securities	960,075	0.6
		Sweden: 1.9%
445,463 (5)		Other Securities	3,044,361	1.9

See Accompanying Notes to Financial Statements

VY® Templeton Global Growth	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2018 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Switzerland: 2.9%
9,160		Roche Holding AG	$2,032,221	1.2
151,970		UBS Group AG	2,329,755	1.4
5,538		Other Securities	419,509	0.3
			4,781,485	2.9
		Thailand: 1.3%
276,600		Bangkok Bank PCL	1,633,189	1.0
92,400		Bangkok Bank PCL - Foreign Reg	552,911	0.3
			2,186,100	1.3
		United Kingdom: 10.2%
226,759		BAE Systems PLC	1,929,107	1.2
482,898		BP PLC	3,674,134	2.2
317,510		HSBC Holdings PLC (HKD)	2,970,627	1.8
564,898		Kingfisher PLC	2,209,093	1.3
284,138		Standard Chartered PLC	2,580,941	1.6
767,755		Vodafone Group PLC	1,859,725	1.1
685,976		Other Securities	1,644,598	1.0
			16,868,225	10.2
		United States: 33.6%
20,600		Advance Auto Parts, Inc.	2,795,420	1.7
19,051		Allergan plc	3,176,183	1.9
1,998 (1)		Alphabet, Inc. - Class A	2,256,122	1.4
23,230		AmerisourceBergen Corp.	1,980,822	1.2
56,110		Apache Corp.	2,623,143	1.6
9,300		Apple, Inc.	1,721,523	1.0
27,060		Capital One Financial Corp.	2,486,814	1.5
53,690		Citigroup, Inc.	3,592,935	2.2
63,720		Comcast Corp. - Class A	2,090,653	1.3
162,100		Coty, Inc - Class A	2,285,610	1.4
33,630		Eli Lilly & Co.	2,869,648	1.7
39,750		Gilead Sciences, Inc.	2,815,890	1.7
16,610		JPMorgan Chase & Co.	1,730,762	1.1
60,070 (1)		Navistar International Corp.	2,446,050	1.5
68,170		Oracle Corp.	3,003,570	1.8
26,740		Perrigo Co. PLC	1,949,613	1.2
17,840		United Parcel Service, Inc. - Class B	1,895,143	1.1
27,400		Walgreens Boots Alliance, Inc.	1,644,411	1.0
294,191	(4)(5)	Other Securities	12,056,988	7.3
			55,421,300	33.6
		Total Common Stock (Cost $152,017,028)	160,667,392	97.4

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.7%
	United States: 0.7%
976,000 (3)	Chesapeake Energy Corp., 8.000%, 12/15/2022	$1,028,167	0.7
	Total Corporate Bonds/Notes (Cost $938,838)	1,028,167	0.7
	Total Long-Term Investments (Cost $152,955,866)	161,695,559	98.1
SHORT-TERM INVESTMENTS: 4.1%
	U.S. Government Agency Obligations: 1.5%
2,600,000 (6)	Federal Home Loan Bank Discount Notes, 0.000%, 07/02/2018 (Cost $2,599,885)	2,600,000	1.5
	Securities Lending Collateral(7): 2.5%
2,000,000	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/29/18, 2.08%, due 07/02/18 (Repurchase Amount $2,000,342, collateralized by various U.S. Government Agency Obligations, 1.691%-8.500%, Market Value plus accrued interest $2,040,000, due 07/25/18-06/15/53)	2,000,000	1.2
136,436	Jefferies LLC, Repurchase Agreement dated 06/29/18, 2.00%, due 07/02/18 (Repurchase Amount $136,458, collateralized by various U.S. Government Securities, 0.000%-2.375%, Market Value plus accrued interest $139,165, due 07/05/18-09/09/49)	136,436	0.1
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $1,000,187, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $1,020,000, due 11/15/42-08/15/44)	1,000,000	0.6

See Accompanying Notes to Financial Statements

VY® Templeton Global Growth	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(7) (continued)
1,000,000	NBC Global Finance Ltd., Repurchase Agreement dated 06/29/18, 1.95%, due 07/02/18 (Repurchase Amount $1,000,160, collateralized by various U.S. Government Securities, 0.000%-3.625%, Market Value plus accrued interest $1,020,003, due 01/31/20-09/09/49)	$1,000,000	0.6
		4,136,436	2.5
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.1%
91,376 (8)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.800% (Cost $91,376)	91,376	0.1
	Total Short-Term Investments (Cost $6,827,697)	6,827,812	4.1
	Total Investments in Securities (Cost $159,783,563)	$168,523,371	102.2
	Liabilities in Excess of Other Assets	(3,601,377)	(2.2)
	Net Assets	$164,921,994	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2018.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

ADR
American Depositary Receipt

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(4)
The grouping contains non-income producing securities.

(5)
The grouping contains securities on loan.

(6)
Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2018.

(7)
Represents securities purchased with cash collateral received for securities on loan.

(8)
Rate shown is the 7-day yield as of June 30, 2018.

Sector Diversification	Percentage of Net Assets
Financials	20.2%
Health Care	19.4
Energy	12.0
Consumer Discretionary	10.3
Information Technology	9.9
Industrials	8.0
Telecommunication Services	6.4
Consumer Staples	4.6
Materials	3.9
Utilities	2.4
Real Estate	1.0
Short-Term Investments	4.1
Liabilities in Excess of Other Assets	(2.2)
Net Assets	100.0%

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:(1)
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Common Stock
Canada	$5,231,026	$—	$—	$5,231,026
China	3,030,036	6,217,551	—	9,247,587
Denmark	—	1,583,043	—	1,583,043
See Accompanying Notes to Financial Statements

VY® Templeton Global Growth	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2018 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
France	—	10,788,660	—	10,788,660
Germany	—	8,819,312	—	8,819,312
Hong Kong	—	1,789,620	—	1,789,620
Indonesia	—	803,847	—	803,847
Ireland	1,056,427	813,164	—	1,869,591
Israel	3,961,752	—	—	3,961,752
Italy	—	3,539,015	—	3,539,015
Japan	—	8,552,477	—	8,552,477
Luxembourg	—	3,809,845	—	3,809,845
Netherlands	—	9,569,287	—	9,569,287
Singapore	—	2,847,083	—	2,847,083
South Korea	—	4,993,701	—	4,993,701
Spain	—	960,075	—	960,075
Sweden	500,334	2,544,027	—	3,044,361
Switzerland	—	4,781,485	—	4,781,485
Thailand	—	2,186,100	—	2,186,100
United Kingdom	—	16,868,225	—	16,868,225
United States	55,421,300	—	—	55,421,300
Total Common Stock	69,200,875	91,466,517	—	160,667,392
Corporate Bonds/Notes	—	1,028,167	—	1,028,167
Short-Term Investments	91,376	6,736,436	—	6,827,812
Total Investments, at fair value	$69,292,251	$99,231,120	$—	$168,523,371
Other Financial Instruments+
Forward Foreign Currency Contracts	—	137	—	137
Total Assets	$69,292,251	$99,231,257	$—	$168,523,508

(1)
For the period ended June 30, 2018, as a result of the fair value pricing procedures for international equities utilized by the Portfolio (Note 2) certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period. At June 30, 2018, securities valued at $8,661,424 were transferred from Level 1 to Level 2 within the fair value hierarchy.

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2018, the following forward foreign currency contracts were outstanding for VY® Templeton Global Growth Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HKD 398,237	USD 50,744	Citibank N.A.	07/03/18	$16
USD 27,789	JPY 3,063,245	UBS AG	07/03/18	121
				$137

Currency Abbreviations
HKD – Hong Kong Sar Dollar
JPY – Japanese Yen
USD – United States Dollar
See Accompanying Notes to Financial Statements

VY® Templeton Global Growth	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2018 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2018 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$137
Total Asset Derivatives		$137
The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2018 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$18,902
Total	$18,902

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$137
Total	$137

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2018:
	Citibank N.A.	UBS AG	Totals
Assets:
Forward foreign currency contracts	$16	$121	$137
Total Assets	$16	$121	$137
Net OTC derivative instruments by counterparty, at fair value	$16	$121	137
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—
Net Exposure(1)	$16	$121	$137

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $160,150,038.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$23,640,655
Gross Unrealized Depreciation	(15,240,026)
Net Unrealized Appreciation	$8,400,629

See Accompanying Notes to Financial Statements

Investment Adviser
Voya Investments, LLC
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Distributor
Voya Investments Distributor, LLC
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Transfer Agent
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301 Bellevue Parkway
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Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
VPSAR-VIT2AISS2         (0618-082318)

Semi-Annual Report

June 30, 2018

Voya Investors Trust
■	VY®	BlackRock Inflation Protected Bond Portfolio
Classes ADV, I and S

Voya Variable Insurance Trust

■	VY®	Goldman Sachs Bond Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT voyainvestments.com

President’s Letter	1
Market Perspective	2
Shareholder Expense Examples	4
Statements of Assets and Liabilities	5
Statements of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Summary Portfolios of Investments (“Portfolio of Investments”)	25

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for the Portfolios. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT’S LETTER

Mid-Year Outlook

Dear Shareholder,

Market performance has been disappointing in the first half of 2018, as illustrated by the year-to-date returns in U.S. equities, despite two back-to-back quarters of over 20% earnings growth. Such periods of sweeping weak equity and bond returns are uncommon, especially when corporate profits look robust. Profits do not arise from nowhere: statistical reports this year show strong economic growth, expansion of jobs and higher consumer spending. How can we explain the disconnection between the economy and financial markets?

Investors have had to process a range of mixed signals: U.S. economic statistics point to strong growth, but the rest of the world has moderated, particularly the emerging markets. Trade concerns have clouded the financial market narrative, with scant visibility to a resolution. There are other risks besides trade conflict, such as complicated U.S. politics with the approaching mid-term elections, inflation overshoots potentially quickening the pace of interest rates increases and populist politics throwing into question the sustainability of the euro zone. The response to all this uncertainty has been vacillation between bursts of pessimism and optimism, which has led to market tumbles and rallies in rapid succession.

As 2019 approaches, we will see whether optimism or pessimism sets the tone for the year. The current state of heightened volatility may or may not persist. If it does, investors can expect to feel the pull of temptation — it is hard to resist the impulse to change one’s investment strategy seeking to avoid downturns. We believe it is important to remember that regardless of what happens in the financial markets, investors generally are better off sticking to their plans. A plan based upon your long-term goals and risk tolerances, developed with your financial advisor, offers the best chance of reaching your destination.

If your goals or needs have changed, thoroughly discuss these issues with your investment advisor before making any changes to your investment plan. Voya seeks to remain a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Dina Santoro
President
Voya Family of Funds
July 19, 2018

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2018

Our new fiscal year commenced with global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, in seemingly robust health. The Index had returned 18.48% in 2017, rising in every month. A “buy-the-dip” mentality prevailed among investors in risk assets, in which disappointments were soon forgiven. A narrative of synchronized global growth and corporate earnings, with monetary conditions still historically easy, looked intact. (The Index returned 0.43% for the six-months ended June 30, 2018, measured in U.S. dollars.)

But having reached an all-time high on January 26, in February the spell was broken, and after 15 consecutive gains, the Index suffered a monthly loss. Another loss followed in March, and for the six-months through June the Index edged up just 1.29%.

December had seen new unemployment claims near a 44-year low. Gross Domestic Product (“GDP”) recorded growth of 3.16% in the latest quarter. Tax reform legislation was signed into law on December 22, under which the lower corporate tax rate of 21% would boost the corporate earnings available for distribution or share buy-backs.

The Federal Open Market Committee (“FOMC”) had raised the federal funds rate by 25bp (0.25%) from 1.25% to 1.50%, with three more increases projected for 2018. As 2017 ended, new unemployment claims were near a 44-year low and the unemployment rate was stable at 4.1%. All seemed well, but some commentators wondered whether a tax cut stimulus costing $1 trillion to an already strong economy near full employment, would require more than three increases, and how would markets react when this became obvious.

In Europe, initially, evidence of the euro zone’s economic recovery continued to accumulate; GDP grew at 2.8% year-over-year and unemployment edged down to 8.6%, the lowest since December 2008. Purchasing managers’ indices, closely watched leading indicators of economic activity, reached multi-year highs. But as the months wore on, these fell back and the June readings were the lowest of the year, while industrial production sagged and core inflation slipped to 1.0%. The UK’s economy was still beset by uncertainty over Brexit. First quarter GDP was just 1.2% above the level one year earlier.

In Asia, China’s GDP growth was steady at 6.8% year-over-year. But tighter monetary policy to force deleveraging was driving up bond defaults, while key measures of economic activity, like fixed asset investment, retail sales and industrial production were cooling. In Japan, GDP grew for eight consecutive quarters, but in the first quarter of 2018 it fell by 0.6% annualized, with wage and price inflation still stubbornly low. In short, the main international economies seemed to be faltering.

In the U.S., 2018 started with a rather tame January employment report, but was followed in mid-month by unexpectedly strong inflation figures. Bond yields were creeping up and by January 22, the ten-year Treasury yield reached a three-year high. In early February fears of inflation and spiking bond yields gripped markets, which became much more volatile. The Index slumped 7% in a week.

Still, the underlying U.S. economy remained strong. In April the unemployment rate broke below 4% and in June it was reported at 3.75%, equaling the lowest since 1969. While GDP growth in the first quarter of 2018, at 2.0%, continued its recent pattern of modest first quarter increases, expectations for the second quarter exceeded 4%.

In March and June the FOMC duly raised rates, with two more increases now projected for 2018.

But by then investors had more to worry about than rising U.S. interest rates. On March 1, the White House announced tariffs of 25% on imported steel and 10% on aluminum, which took effect at the beginning of June. Specific tariffs on Chinese imports and restrictions on Chinese investments were promised, as was a 20% tariff on European auto imports. Retaliation was swift.

So June ended with the aura of synchronized global growth fading fast and what was left of it threatened by a trade war, from which surely no-one could expect any lasting benefit.

In U.S. fixed income markets, the Treasury yields rose across the curve, the short end significantly more than the long. Indeed the excess of the 10-year yield over the two-year fell to just 0.32%, the lowest in nearly 11 years. The Bloomberg Barclays U.S. Aggregate Bond Index lost 1.62%, the Bloomberg Barclays U.S. Corporate Investment Grade Bond sub-index fell 3.27%, dragged down by longer dated issues, which especially suffered as interest rates rose.

U.S. equities, represented by the S&P 500® Index including dividends, rose 2.65%. The earnings per share of its constituent companies recorded growth in the first quarter of 2018 of 24.8% year-over-year, the most since 2010. Consumer discretionary, the sector of Amazon and Netflix, was the top performer, up 11.52%; consumer staples suffered the biggest loss, 8.55%.

In currencies, the dollar rose 2.94% against the euro and 2.42% against the pound, but slipped 1.78% against the yen. From about April, after sustained weakness, dollar strength returned as the economic data for most of the rest of the world faded.

International markets were all unnerved by February’s general upsurge in volatility and by the risk of a trade war referred to above. In addition, the fiscal boost in the U.S. probably improved that market’s relative attractiveness. MSCI Japan® Index fell 3.66% over the fiscal half-year. MSCI Europe ex UK® Index lost 1.21%. Political worries resurfaced in Italy with the election of a populist government to add to those caused by weakening economic indicators. MSCI UK® Index gained 1.39%, driven by its big global energy constituents, as oil prices recovered.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

BENCHMARK DESCRIPTIONS

Index	Description
Bloomberg Barclays U.S. Aggregate Bond Index	An index of publicly issued investment grade U.S. government, mortgage-backed, asset-backed and corporate debt securities.
Bloomberg Barclays U.S. Corporate Investment Grade Bond Index	An index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An index that measures the performance of over 1,600 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2018*	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2018*

VY® BlackRock Inflation Protected Bond Portfolio
Class ADV	$1,000.00	$996.70	1.14%	$5.64	$1,000.00	$1,019.14	1.14%	$5.71
Class I	1,000.00	1,000.00	0.54	2.68	1,000.00	1,022.12	0.54	2.71
Class S	1,000.00	998.30	0.79	3.91	1,000.00	1,020.88	0.79	3.96
VY® Goldman Sachs Bond Portfolio	$1,000.00	$978.30	0.58%	$2.84	$1,000.00	$1,021.92	0.58%	$2.91

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2018 (UNAUDITED)

	VY® BlackRock Inflation Protected Bond Portfolio	VY® Goldman Sachs Bond Portfolio
ASSETS:
Investments in securities at fair value+*	$410,527,397	$208,844,120
Short-term investments at fair value**	12,187,302	37,103,589
Cash	—	1,273
Cash collateral for futures	—	760,377
Cash pledged for centrally cleared swaps (Note 2)	2,047,490	1,128,466
Cash pledged as collateral for OTC derivatives (Note 2)	182,000	830,000
Foreign currencies at value***	1,317,523	98,962
Receivables:
Investment securities sold	474,417	1,487,641
Investment securities sold on a delayed-delivery or when-issued basis	—	46,133,945
Fund shares sold	77,496	321,647
Dividends	16,236	20,122
Interest	2,002,611	1,163,980
Unrealized appreciation on forward foreign currency contracts	377,903	788,493
Upfront payments paid on OTC swap agreements	—	31,355
Unrealized appreciation on OTC swap agreements	6,207,474	—
Prepaid expenses	4,074	2,123
Reimbursement due from manager	—	25,123
Other assets	22,132	4,026
Total assets	435,444,055	298,745,242
LIABILITIES:
Payable for investment securities purchased	2,865,680	2,156,762
Payable for investment securities purchased on a delayed-delivery or when-issued basis	—	79,347,578
Payable for fund shares redeemed	3,383,704	1,051,502
Payable for foreign cash collateral for futures****	19,476	115,269
Payable upon receipt of securities loaned	—	217,674
Sales commitmentsˆˆ	—	5,123,731
Unrealized depreciation on forward foreign currency contracts	123,360	1,778,900
Upfront payments received on OTC swap agreements	—	248,459
Unrealized depreciation on OTC swap agreements	—	161,623
Variation margin payable on centrally cleared swaps	65,140	20,988
Cash received as collateral for OTC derivatives (Note 2)	6,400,000	—
Payable for investment management fees	168,345	86,292
Payable for distribution and shareholder service fees	55,344	—
Payable to trustees under the deferred compensation plan (Note 6)	22,132	4,026
Payable for trustee fees	2,100	1,089
Payable for cash collateral for futures	8,809	—
Other accrued expenses and liabilities	118,647	174,662
Written options, at fair valueˆ	1,098,166	—
Total liabilities	14,330,903	90,488,555
NET ASSETS	$421,113,152	$208,256,687

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$496,744,068	$210,454,034
Undistributed net investment income	436,476	7,064,704
Accumulated net realized loss	(79,472,928)	(5,652,609)
Net unrealized appreciation (depreciation)	3,405,536	(3,609,442)
NET ASSETS	$421,113,152	$208,256,687

+	Including securities loaned at value	$—	$211,176
*	Cost of investments in securities	$413,245,510	$211,644,902
**	Cost of short-term investments	$12,187,302	$37,103,960
***	Cost of foreign currencies	$1,307,670	$98,574
****	Cost of payable for foreign cash collateral for futures	$19,476	$115,269
ˆ	Premiums received on written options	$1,328,672	$—
ˆˆ	Proceeds receivable from sales commitments	$—	$5,111,797

See Accompanying Notes to Financial Statements

5

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

	VY® BlackRock Inflation Protected Bond Portfolio	VY® Goldman Sachs Bond Portfolio
Class ADV
Net assets	$47,221,459	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	5,145,751	n/a
Net asset value and redemption price per share	$9.18	n/a

Class I
Net assets	$217,227,958	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	22,849,967	n/a
Net asset value and redemption price per share	$9.51	n/a

Class S
Net assets	$156,663,735	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	16,607,879	n/a
Net asset value and redemption price per share	$9.43	n/a

Portfolio(1)
Net assets	n/a	$208,256,687
Shares authorized	n/a	unlimited
Par value	n/a	$0.001
Shares outstanding	n/a	21,027,187
Net asset value and redemption price per share	n/a	$9.90

(1)	Portfolio does not have a share class designation.

See Accompanying Notes to Financial Statements

6

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2018 (UNAUDITED)

	VY® BlackRock Inflation Protected Bond Portfolio	VY® Goldman Sachs Bond Portfolio
INVESTMENT INCOME:
Dividends	$81,356	$113,969
Interest, net of foreign taxes withheld*	5,841,470	3,136,449
Securities lending income, net	—	1,312
Total investment income	5,922,826	3,251,730
EXPENSES:
Investment management fees	1,091,105	539,946
Distribution and shareholder service fees:
Class ADV	144,344	—
Class S	196,163	—
Transfer agent fees	475	1,189
Shareholder reporting expense	14,480	7,240
Professional fees	36,200	32,340
Custody and accounting expense	39,820	172,380
Trustee fees	8,401	4,355
Miscellaneous expense	17,922	7,067
Interest expense	65	3
Total expenses	1,548,975	764,520
Waived and reimbursed fees	(83,322)	(135,675)
Net expenses	1,465,653	628,845
Net investment income	4,457,173	2,622,885
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(408,088)	(1,851,937)
Forward foreign currency contracts	(199,330)	(780,787)
Foreign currency related transactions	80,579	58,400
Futures	732,033	(1,242,778)
Swaps	(28,506)	(133,171)
Written options	112,134	—
Net realized gain (loss)	288,822	(3,950,273)
Net change in unrealized appreciation (depreciation) on:
Investments	(7,176,460)	(2,778,156)
Forward foreign currency contracts	523,622	(1,465,415)
Foreign currency related transactions	4,952	1,715
Futures	(482,711)	379,293
Swaps	2,262,168	495,589
Written options	(495,928)	—
Sales commitments	—	(12,923)
Net change in unrealized appreciation (depreciation)	(5,364,357)	(3,379,897)
Net realized and unrealized loss	(5,075,535)	(7,330,170)
Decrease in net assets resulting from operations	$(618,362)	$(4,707,285)

* Foreign taxes withheld	$—	$282

See Accompanying Notes to Financial Statements

7

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	VY® BlackRock Inflation Protected Bond Portfolio		VY® Goldman Sachs Bond Portfolio
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
FROM OPERATIONS:
Net investment income	$4,457,173	$6,748,664	$2,622,885	$4,699,467
Net realized gain (loss)	288,822	(2,547,763)	(3,950,273)	1,972,312
Net change in unrealized appreciation (depreciation)	(5,364,357)	8,482,010	(3,379,897)	(312,466)
Increase (decrease) in net assets resulting from operations	(618,362)	12,682,911	(4,707,285)	6,359,313

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:				(4,792,224)
Class ADV	(462,734)	(381,219)	—	—
Class I	(3,303,021)	(4,397,495)	—	—
Class S	(2,058,671)	(2,176,391)	—	—
Total distributions	(5,824,426)	(6,955,105)	—	(4,792,224)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	41,140,207	45,993,204	24,537,501	60,709,654
Reinvestment of distributions	5,824,426	6,955,105	—	4,792,224
	46,964,633	52,948,309	24,537,501	65,501,878
Cost of shares redeemed	(53,530,326)	(178,896,691)	(26,525,306)	(78,963,233)
Net decrease in net assets resulting from capital share transactions	(6,565,693)	(125,948,382)	(1,987,805)	(13,461,355)
Net decrease in net assets	(13,008,481)	(120,220,576)	(6,695,090)	(11,894,266)

NET ASSETS:
Beginning of year or period	434,121,633	554,342,209	214,951,777	226,846,043
End of year or period	$421,113,152	$434,121,633	$208,256,687	$214,951,777
Undistributed net investment income at end of year or period	$436,476	$1,803,729	$7,064,704	$4,441,819

See Accompanying Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® BlackRock Inflation Protected Bond Portfolio
Class ADV
06-30-18	9.30	0.08	•	(0.11)	(0.03)	0.09	—	—	0.09	—	9.18	(0.33)	1.18	1.14	1.14	1.69	47,221	36
12-31-17	9.17	0.09		0.11	0.20	0.07	—	—	0.07	—	9.30	2.16	1.17	1.13	1.13	0.94	49,769	101
12-31-16	8.88	0.05		0.24	0.29	—	—	—	—	—	9.17	3.27	1.21	1.12	1.12	0.53	52,110	73
12-31-15	9.24	(0.05)		(0.22)	(0.27)	0.09	—	0.00 *	0.09	—	8.88	(2.89)	1.30	1.11	1.11	(0.52)	54,750	470
12-31-14	9.15	0.05		0.15	0.20	0.11	—	—	0.11	—	9.24	2.14	1.30	1.11	1.11	0.57	63,936	527
12-31-13	10.74	(0.07	)•	(0.88)	(0.95)	—	0.64	—	0.64	—	9.15	(8.98)	1.29	1.14	1.14	(0.66)	74,204	613
Class I
06-30-18	9.66	0.11	•	(0.11)	0.00 *	0.15	—	—	0.15	—	9.51	0.00	0.58	0.54	0.54	2.30	217,228	36
12-31-17	9.55	0.15		0.11	0.26	0.15	—	—	0.15	—	9.66	2.72	0.57	0.53	0.53	1.55	223,463	101
12-31-16	9.19	0.11		0.25	0.36	—	—	—	—	—	9.55	3.92	0.56	0.52	0.52	1.15	311,949	73
12-31-15	9.54	0.01	•	(0.23)	(0.22)	0.08	—	0.05	0.13	—	9.19	(2.35)	0.55	0.51	0.51	0.16	311,110	470
12-31-14	9.42	0.11		0.16	0.27	0.15	—	—	0.15	—	9.54	2.81	0.55	0.51	0.51	1.18	450,442	527
12-31-13	10.97	(0.00	)*	(0.91)	(0.91)	—	0.64	—	0.64	—	9.42	(8.41)	0.54	0.54	0.54	(0.05)	476,969	613
Class S
06-30-18	9.57	0.10	•	(0.12)	(0.02)	0.12	—	—	0.12	—	9.43	(0.17)	0.83	0.79	0.79	2.06	156,664	36
12-31-17	9.45	0.13		0.10	0.23	0.11	—	—	0.11	—	9.57	2.48	0.82	0.78	0.78	1.29	160,890	101
12-31-16	9.12	0.09		0.24	0.33	—	—	—	—	—	9.45	3.62	0.81	0.77	0.77	0.89	190,284	73
12-31-15	9.48	(0.02)		(0.22)	(0.24)	0.09	—	0.03	0.12	—	9.12	(2.61)	0.80	0.76	0.76	(0.19)	202,274	470
12-31-14	9.37	0.09		0.15	0.24	0.13	—	—	0.13	—	9.48	2.54	0.80	0.76	0.76	0.90	243,300	527
12-31-13	10.94	(0.04	)•	(0.89)	(0.93)	—	0.64	—	0.64	—	9.37	(8.62)	0.79	0.79	0.79	(0.40)	301,374	613
VY® Goldman Sachs Bond Portfolio
06-30-18	10.12	0.12	•	(0.34)	(0.22)	—	—	—	—	—	9.90	(2.17)	0.71	0.58	0.58	2.43	208,257	209
12-31-17	10.06	0.22	•	0.07	0.29	0.23	—	—	0.23	—	10.12	2.93	0.69	0.58	0.58	2.16	214,952	345
12-31-16	10.02	0.20	•	0.08	0.28	0.24	—	—	0.24	—	10.06	2.70	0.66	0.58	0.58	2.00	226,846	490
02-20-15(5)–12-31-15	10.00	0.15	•	(0.13)	0.02	—	—	—	—	—	10.02	0.20	0.61	0.58	0.58	1.77	187,767	507

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by an Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the year or period.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

9

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Investors Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Massachusetts business trust on August 3, 1988. Voya Investors Trust currently consists of twenty-four active separate investment series. The one series included in this report is: VY® BlackRock Inflation Protected Bond Portfolio (“BlackRock Inflation Protected Bond”), a diversified series of Voya Investors Trust.

Voya Variable Insurance Trust is registered under the 1940 Act as an open-end management investment company and was organized as a Delaware statutory trust on July 15, 1999. Voya Variable Insurance Trust consists of one active investment series which is included in this report: VY® Goldman Sachs Bond Portfolio (“Goldman Sachs Bond”), a diversified series of Voya Variable Insurance Trust.

Voya Investors Trust and Voya Variable Insurance Trust are collectively referred to as the “Trusts.” BlackRock Inflation Protected Bond and Goldman Sachs Bond are each, a “Portfolio” and together, the “Portfolios.” The investment objective of the Portfolios is described in each Portfolio’s Prospectus.

The classes of shares included in this report for BlackRock Inflation Protected Bond are: Adviser (“Class ADV”), Institutional (“Class I”), and Service (“Class S”). With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable. Goldman Sachs Bond does not have a share class designation.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A.  Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class, if applicable, of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean

10

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Boards of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

“Level 2” and significant unobservable inputs, including the sub-advisers’ or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Portfolio’s investments under these levels of classification is included following the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between levels of the Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B.  Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of their results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D.  Distributions to Shareholders. Net investment income dividends and net capital gain distributions, if any, for Goldman Sachs Bond are declared and paid annually. For BlackRock Inflation Protected Bond, dividends from net investment income, if any, are declared and paid monthly and distributions of net capital gains, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E.  Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F.  Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.  Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, market interest rates in the United States are at or near historic lows, which may increase a Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union is (and other countries outside of the European Union are) implementing similar requirements, which will affect a Portfolio when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear. Central clearing is expected to reduce counterparty risk and increase liquidity, however, there is no assurance that it will achieve that result, and in the meantime, central clearing and related requirements expose a Portfolio to new kinds of costs and risks.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

At June 30, 2018, the maximum amount of loss that BlackRock Inflation Protected Bond and Goldman Sachs Bond would incur if the counterparties to their derivative transactions failed to perform would be $7,628,853 and $788,493, respectively, which represents the gross payments to be received by the Portfolios on OTC purchased options, forward foreign currency contracts, and OTC inflation-linked swaps were they to be unwound as of June 30, 2018. At June 30, 2018, BlackRock Inflation Protected Bond had received $6,400,000 in cash collateral from certain counterparties. At June 30, 2018, Goldman Sachs Bond had not received any cash collateral for their open OTC derivative transactions.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between a Portfolio and its derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

At June 30, 2018, BlackRock Inflation Protected Bond and Goldman Sachs Bond had a liability position of $1,210,385 and $2,157,627, respectively, on open OTC credit default and interest rate swaps, forward foreign currency contracts and OTC written options with interest rate related contingent features. If a contingent feature would have been triggered as of June 30, 2018, the Portfolios could have been required to pay this amount in cash to its counterparties. At June 30, 2018, BlackRock Inflation Protected Bond and Goldman Sachs Bond had pledged $182,000 and $830,000, respectively, in cash collateral for their open OTC derivative transactions.

H.  Forward Foreign Currency Contracts. A Portfolio may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the Portfolio of Investments.

For the six months ended June 30, 2018, BlackRock Inflation Protected Bond and Goldman Sachs Bond had entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Portfolios use forward foreign currency contracts primarily to protect its non-U.S. dollar-denominated holdings from adverse currency movements and to gain exposure to currencies for the purposes of risk management or enhanced return.

During the six months ended June 30, 2018, BlackRock Inflation Protected Bond and Goldman Sachs Bond had average contract amounts on forward foreign currency contracts purchased and sold as disclosed below. Please refer to the tables following each respective Portfolio of Investments for open forward foreign currency contracts at June 30, 2018.

	Purchased	Sold
BlackRock Inflation Protected Bond	$29,370,066	$20,879,179
Goldman Sachs Bond	313,391,540	54,787,992

I.  Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when a Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following the Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

At June 30, 2018, BlackRock Inflation Protected Bond had pledged U.S. Treasury Inflation Indexed Protected Securities with an original par value of $732,000 with the broker as collateral for open futures contracts. The securities have been footnoted as pledged in the Portfolio of Investments.

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Futures contracts are exposed to the market risk factor of the underlying financial instrument. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio’s securities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the six months ended June 30, 2018, BlackRock Inflation Protected Bond and Goldman Sachs Bond had purchased and sold futures contracts on various bonds and notes as part of their duration strategy.

During the six months ended June 30, 2018, BlackRock Inflation Protected Bond and Goldman Sachs Bond had average notional values on futures contracts purchased and sold as disclosed below. Please refer to the tables following each respective Portfolio of Investments for open futures contracts at June 30, 2018.

	Purchased	Sold
BlackRock Inflation Protected Bond	$187,417,977	$180,458,104
Goldman Sachs Bond	57,259,470	41,796,401

J.  Options Contracts. The Portfolios may purchase put and call options and may write (sell) put options and covered call options. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as a liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that a Portfolio gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that a Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a Portfolio pays a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the six months ended June 30, 2018, BlackRock Inflation Protected Bond had purchased and written options on exchange-traded futures contracts to manage its duration strategy and to generate income. Please refer to the Portfolio of Investments and the tables following for open purchased and written options on exchange-traded futures contracts at June 30, 2018.

During the six months ended June 30, 2018, BlackRock Inflation Protected Bond had purchased and written options on foreign currencies to manage its foreign exchange exposure and to generate income. Please refer to the Portfolio of Investments and the tables following for open purchased and written foreign currency options at June 30, 2018.

During the six months ended June 30, 2018, BlackRock Inflation Protected Bond had purchased and written interest rate swap options (“swaptions”) to manage its duration strategy and to generate income. Please refer to the Portfolio of Investments and the tables following for open purchased and written interest rate swaptions at June 30, 2018.

During the six months ended June 30, 2018, BlackRock Inflation Protected Bond had written inflation rate caps to generate income. There were no open written inflation rate caps at June 30, 2018.

Please refer to Note 9 for the volume of both purchased and written option activity for BlackRock Inflation Protected Bond during the six months ended June 30, 2018.

K.  Swap Agreements. The Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in market value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. The Portfolios may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

risk. All outstanding swap agreements are reported following the Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on the Statements of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Portfolio’s counterparty on the swap agreement becomes the CCP. A Portfolio is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on the Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

A Portfolio may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/ moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed following the Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2018, for which a Portfolio is seller of protection are disclosed following the Portfolio of Investments for Goldman Sachs Bond. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

For the six months ended June 30, 2018, Goldman Sachs Bond had bought and sold credit protection on credit default swap indices (“CDX”) and single name issuers (Corporate or Sovereign). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. Goldman Sachs Bond used CDX swaps to gain additional exposure within various sectors and to hedge the credit risk associated with various sectors within the credit and commercial mortgage-backed securities market. In addition, Goldman Sachs Bond bought credit protection on single name issuers to reduce its risk exposure to defaults of corporate and/or sovereign issuers.

For the period ended June 30, 2018, Goldman Sachs Bond had an average notional amount of $16,129,282 on credit default swaps to buy protection and an average notional amount of $2,400,000 on credit default swaps to sell protection. Please refer to the tables following the Portfolio of Investments for open credit default swaps to buy and sell protection at June 30, 2018.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the six months ended June 30, 2018, BlackRock Inflation Protected Bond and Goldman Sachs Bond had entered into interest rate swaps in which they pay a floating interest rate and receive a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. Average notional amounts on long interest rate swaps for BlackRock Inflation Protected Bond and Goldman Sachs Bond were $167,673,987 and $198,163,663, respectively.

For the six months ended June 30, 2018, BlackRock Inflation Protected Bond and Goldman Sachs Bond had entered into interest rate swaps in which they pay a fixed interest rate and receives a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amounts on short interest rate swaps for BlackRock Inflation Protected Bond and Goldman Sachs Bond were $57,811,902 and $122,492,244, respectively.

The Portfolios enter into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the tables following each respective Portfolio of Investments for open interest rate swaps at June 30, 2018.

At June 30, 2018, BlackRock Inflation Protected Bond and Goldman Sachs Bond had pledged $2,047,490 and $1,128,466, respectively, in cash collateral for open centrally cleared swaps.

Inflation-linked Swap Contracts. In an inflation-linked swap, one party pays a fixed interest rate on a notional amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional amount.

18

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

For the six months ended June 30, 2018, BlackRock Inflation Protected Bond and Goldman Sachs Bond had entered into inflation-linked swaps in which they pay a floating rate linked to an inflation index and receive a fixed interest rate (“Long inflation-linked swap”). Average notional amounts on long inflation-linked swaps for BlackRock Inflation Protected Bond and Goldman Sachs Bond were $62,529,195 and $3,436,176.

For the six months ended June 30, 2018, BlackRock Inflation Protected Bond had entered into inflation-linked swaps in which it pays a fixed interest rate and receives a floating rate linked to an inflation index (“Short inflation-linked swap”). Average notional amount on short inflation linked-bonds was $257,896,160.

BlackRock Inflation Protected Bond and Goldman Sachs Bond used inflation-linked swaps as part of their inflation strategy. Please refer to the tables following the Portfolio of Investments for BlackRock Inflation Protected Bond for open inflation-linked swaps at June 30, 2018. There were no open inflation-linked swaps for Goldman Sachs Bond at June 30, 2018.

Total Return Swap Contracts. A total return swap is an agreement that gives a Portfolio the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Portfolio may also be required to pay the dollar value of that decline to the counterparty. Risks of total return swaps include credit, liquidity and market risks.

For the six months ended June 30, 2018, Goldman Sachs Bond entered into total returns swaps in place of buying a local currency denominated bond where a particular market was otherwise inaccessible or as a more efficient means of gaining access to a local market. For the period ended June, 30, 2018, Goldman Sachs Bond had an average notional amount of $123,591 on total return swaps. Please refer to the table following the Portfolio of investments for open total return swaps at June 30, 2018.

L.  Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included in interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of US Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

M.  Securities Lending. Each Portfolio may temporarily loan up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

N.  Sales Commitments. Sales commitments involve commitments to sell fixed income securities where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. A Portfolio will enter into sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of sale commitments are not received until the contractual settlement date. During the time a sale commitment is outstanding, except for delayed delivery transactions, the Portfolio will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into. Please refer to the table following the Portfolio of Investments for open sales commitments held by Goldman Sachs Bond at June 30, 2018.

19

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

O.  Structured Products. Goldman Sachs Bond invests in structured products which are specially-designed derivative investments whose principal payments or interest payments are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The terms and conditions of these products may be ‘structured’ by the purchaser (a Portfolio) and the borrower issuing the note. The market value of these products will increase or decrease based on the performance of the underlying asset or reference. A Portfolio records the net change in the market value of the structured product on the accompanying Statements of Operations as a change in unrealized appreciation or depreciation on investments. A Portfolio records a realized gain or loss on the Statements of Operations upon the sale or maturity of the structured product. Please refer to the Portfolio of Investments for structured products held by Goldman Sachs Bond at June 30, 2018.

P.  When-Issued and Delayed-Delivery Transactions. Goldman Sachs Bond may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such is identified in the Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolio is required to hold liquid assets as collateral with the Portfolio’s custodian sufficient to cover the purchase price.

To mitigate counterparty risk, a Portfolio may enter into Master Securities Forward Transaction Agreements (“MSFTA”) with its respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities). At June 30, 2018, there was no cash collateral pledged or received by the Portfolio for open when-issued or delayed-delivery transactions.

Q.  Indemnifications. In the normal course of business, the Trusts may enter into contracts that provide certain indemnifications. The Trusts’ maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2018, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities, were as follows:

	Purchases	Sales
BlackRock Inflation Protected Bond	$40,840,843	$50,663,705
Goldman Sachs Bond	50,687,209	52,135,055

U.S. government securities not included above were as follows:

	Purchases	Sales
BlackRock Inflation Protected Bond	$106,528,559	$109,935,596
Goldman Sachs Bond	368,534,114	367,210,648

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into investment management agreements (“Management Agreements”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Each Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
BlackRock Inflation Protected	0.55% on the first $200 million;
Bond(1)	0.50% on the next $800 million; and
0.40% on the amount in excess of $1 billion
Goldman Sachs Bond	0.50% on the first $750 million; and
0.48% on assets over $750 million

(1)	The Investment Adviser has contractually agreed to waive 0.04% of the management fee. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into sub-advisory agreements with each sub-adviser. These sub-advisers

20

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

provide investment advice for the Portfolios and are paid by the Investment Adviser based on the average daily net assets of each Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, the sub-advisers manage each Portfolio’s assets in accordance with that Portfolio’s investment objectives, policies, and limitations.

Portfolio	Sub-Adviser
BlackRock Inflation Protected Bond	BlackRock Financial Management, Inc.
Goldman Sachs Bond	Goldman Sachs Asset Management, L.P.

NOTE 5 — DISTRIBUTION AND SERVICE FEE

Voya Investors Trust has entered into a shareholder service plan (the “Plan”) for the Class S shares of BlackRock Inflation Protected Bond. The Plan compensates the Distributor for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S shares. Under the Plan, the Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S shares.

Class ADV shares of BlackRock Inflation Protected Bond have a shareholder service and distribution plan. The Portfolio pays the Distributor a shareholder service fee of 0.25% and a distribution fee of 0.35% of the Portfolio’s average daily net assets attributable to Class ADV shares.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2018, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Portfolios:

Subsidiary/Affiliated Investment Company	Portfolio	Percentage
Voya Institutional Trust Company	BlackRock Inflation Protected Bond	12.23%
Voya Insurance and Annuity Company	BlackRock Inflation Protected Bond	36.08
Voya Retirement Conservative Portfolio	BlackRock Inflation Protected Bond	13.36
Voya Retirement Moderate Portfolio	BlackRock Inflation Protected Bond	15.59
Voya Solution 2025 Portfolio	Goldman Sachs Bond	21.73
Voya Solution Income Portfolio	BlackRock Inflation Protected Bond	6.52
	Goldman Sachs Bond	19.91

Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of a Portfolio, and will not materially affect a Portfolio’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into written expense limitation agreements (“Expense Limitation Agreements”) with the below Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

Portfolio	Maximum Operating Expense Limit (as a percentage of net assets)
BlackRock Inflation Protected	Class ADV: 1.23%
Bond	Class I: 0.63%
Class S: 0.88%
Goldman Sachs Bond	0.58%

The Investment Adviser may, at a later date, recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2018, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by

21

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 7 — EXPENSE LIMITATION AGREEMENTS (continued)

the Investment Adviser, and the related expiration dates, are as follows:

	June 30,
Portfolio	2019	2020	2021	Total
Goldman Sachs Bond	$115,335	$149,846	$297,203	$562,384

The Expense Limitation Agreements are contractual through May 1, 2019 and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective May 18, 2018, each Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through May 17, 2019. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 18, 2018, the predecessor line of credit was for an aggregate amount of $400,000,000 and paid a commitment fee equal to 0.15% through May 18, 2018.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Portfolios did not utilize the line of credit during the six months ended June 30, 2018.

NOTE 9 — PURCHASED AND WRITTEN OPTIONS

Transactions in purchased options on exchange-traded futures contracts for BlackRock Inflation Protected Bond during the period ended June 30, 2018 were as follows:

	Number of Contracts	Cost
Balance at 12/31/2017	—	$—
Options Purchased	192	32,321
Options Terminated in Closing Sell Transactions	(152)	(21,593)
Balance at 06/30/2018	40	$10,728

Transactions in purchased foreign currency options for BlackRock Inflation Protected Bond during the period ended June 30, 2018 were as follows:

	EUR Notional	GBP Notional	Cost
Balance at 12/31/2017	—	—	$—
Options Purchased	3,360,000	2,975,000	52,766
Options Terminated in Closing Sell Transactions	(1,680,000)		(12,045)
Options Expired	(1,680,000)		(12,197)
Balance at 06/30/2018	—	2,975,000	$28,524

Transactions in purchased interest rate swaptions for BlackRock Inflation Protected Bond during the period ended June 30, 2018 were as follows:

	USD Notional	EUR Notional	JPY Notional	Cost
Balance at 12/31/2017	25,040,000	10,100,000	1,385,780,000	$2,665,757
Options Purchased	21,830,000	—	82,140,000	416,660
Options Terminated in Closing Sell Transactions	(16,780,000)	(10,100,000)	—	(1,978,010)
Balance at 06/30/2018	30,090,000	—	1,467,920,000	$1,104,407

Transactions in written inflation rate caps for BlackRock Inflation Protected Bond during the period ended June 30, 2018 were as follows:

	EUR Notional	Premiums Received
Balance at 12/31/2017	3,140,000	$217,411
Options Terminated in Closing Purchase Transactions	(3,140,000)	(217,411)
Balance at 06/30/2018	—	$—

Transactions in written options on exchange-traded futures contracts for BlackRock Inflation Protected Bond during the period ended June 30, 2018 were as follows:

	Number of Contracts	Premiums Received
Balance at 12/31/2017	—	$—
Options Written	27	10,459
Balance at 06/30/2018	27	$10,459

Transactions in written foreign currency options for BlackRock Inflation Protected Bond during the period ended June 30, 2018 were as follows:

	GBP Notional	USD Notional	Premiums Received
Balance at 12/31/2017	—	—	$—
Options Written	2,975,000	1,660,000	56,507
Options Terminated in Closing Sell Transactions		(1,660,000)	(24,693)
Balance at 06/30/2018	2,975,000	—	$31,814

22

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 9 — PURCHASED AND WRITTEN OPTIONS (continued)

Transactions in written interest rate swaptions for BlackRock Inflation Protected Bond during the period ended June 30, 2018 were as follows:

	EUR Notional	USD Notional	Premiums Received
Balance at 12/31/2017	10,100,000	24,320,000	$785,319
Options Written	9,053,000	231,425,000	1,296,663
Options Terminated in Closing Purchase Transactions	(10,100,000)	(24,630,000)	(795,583)
Balance at 06/30/2018	9,053,000	231,115,000	$1,286,399

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
BlackRock Inflation Protected Bond
Class ADV
6/30/2018	187,096	—	50,516	(444,500)	(206,888)	1,727,961	—	462,734	(4,074,274)	(1,883,579)
12/31/2017	317,604	—	41,329	(688,549)	(329,616)	2,925,393	—	381,219	(6,341,985)	(3,035,373)
Class I
6/30/2018	3,153,840	—	348,314	(3,781,627)	(279,473)	29,948,686	—	3,303,021	(36,069,840)	(2,818,133)
12/31/2017	3,773,612	—	460,710	(13,775,433)	(9,541,111)	36,140,751	—	4,397,494	(131,911,107)	(91,372,862)
Class S
6/30/2018	1,001,270	—	218,800	(1,418,528)	(198,458)	9,463,560	—	2,058,671	(13,386,212)	(1,863,981)
12/31/2017	732,452	—	229,768	(4,288,590)	(3,326,370)	6,927,060	—	2,176,392	(40,643,599)	(31,540,147)
Goldman Sachs Bond
6/30/2018	2,451,497	—	—	(2,670,414)	(218,917)	24,537,501	—	—	(26,525,306)	(1,987,805)
12/31/2017	5,975,395	—	475,891	(7,763,398)	(1,312,112)	60,709,654	—	4,792,224	(78,963,233)	(13,461,355)

NOTE 11 — SECURITIES LENDING

Under an agreement with BNY, the Portfolios can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of a Portfolio at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to a Portfolio on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements

The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the U.S. Treasury; U.S. government or any agency, instrumentality or authority of the U.S. government. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Securities Lending Collateral.

Generally, in the event of counterparty default, a Portfolio has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

The following is a summary of Goldman Sachs Bond’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2018:

23

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 11 — SECURITIES LENDING (continued)

Goldman Sachs Bond

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
HSBC Securities (USA) Inc.	$187,950	$(187,950)	$—
Nomura Securities International, Inc.	23,226	(23,226)	—
Total	$211,176	$(211,176)	$—

(1)	Collateral with a fair value of $217,674 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
	Ordinary Income	Ordinary Income
BlackRock Inflation Protected Bond	$5,824,426	$6,955,105
Goldman Sachs Bond	—	4,792,224

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2017 were:

			Capital Loss Carryforwards
	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Amount	Character	Expiration
BlackRock Inflation Protected Bond	$1,550,040	$7,956,437	$(11,740,049)	Short-term	None
			(66,939,166)	Long-term	None
			$(78,679,215)
Goldman Sachs Bond	4,673,247	(642,293)	(1,371,038)	Short-term	None
			(147,745)	Long-term	None
			$(1,518,783)

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state (BlackRock Inflation Protected Bond).

As of June 30, 2018, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2013.

NOTE 13 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2018, the following Portfolio declared net investment income dividends of:

	Per Share Amount	Payable Date	Record Date
Goldman Sachs Bond	$0.2231	July 16, 2018	July 12, 2018

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than above, no such subsequent events were identified.

24

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED)

Investment Type Allocation
as of June 30, 2018
(as a percentage of net assets)

U.S. Treasury Obligations	53.6%
Corporate Bonds/Notes	25.2%
U.S. Government Agency Obligations	14.2%
Foreign Government Bonds	4.2%
Purchased Options	0.3%
Assets in Excess of Other Liabilities*	2.5%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 25.2%
		Communications: 0.5%
2,250,000		Alibaba Group Holding Ltd., 2.500%–3.125%, 11/28/2019–11/28/2021	$2,231,332	0.5

		Consumer, Cyclical: 1.0%
795,000	(1)	BMW US Capital LLC, 2.150%, 04/06/2020	782,323	0.2
1,400,000	(1)	Daimler Finance North America LLC, 3.100%, 05/04/2020	1,397,484	0.3
755,000	(1)	Nissan Motor Acceptance Corp., 2.250%, 01/13/2020	744,410	0.2
1,295,000		Other Securities	1,286,251	0.3
			4,210,468	1.0

		Consumer, Non-cyclical: 1.0%
3,000,000		Gilead Sciences, Inc., 2.350%, 02/01/2020	2,971,225	0.7
1,320,000		Other Securities	1,308,199	0.3
			4,279,424	1.0

		Energy: 0.4%
1,495,000	(1)	Schlumberger Finance Canada Ltd, 2.200%, 11/20/2020	1,458,808	0.4

		Financial: 21.3%
780,000	(1)	AIG Global Funding, 1.950%, 10/18/2019	769,677	0.2
595,000	(1)	AIG Global Funding, 2.150%, 07/02/2020	583,324	0.1
1,385,000		American Express Credit Corp., 2.200%, 03/03/2020	1,367,115	0.3
585,000	(1)	ANZ New Zealand Int’l Ltd./London, 2.200%, 07/17/2020	573,494	0.1
3,000,000		Australia & New Zealand Banking Group Ltd./New York NY, 2.050%, 09/23/2019	2,967,232	0.7

CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
500,000		Australia & New Zealand Banking Group Ltd./New York NY, 2.700%, 11/16/2020	$493,608	0.1
5,650,000		Bank of America Corp., 2.625%, 10/19/2020	5,581,256	1.3
1,395,000		Bank of Montreal, 3.100%, 04/13/2021	1,390,836	0.3
2,500,000		Bank of Nova Scotia/The, 3.125%, 04/20/2021	2,487,901	0.6
1,285,000	(1)	Banque Federative du Credit Mutuel SA, 2.200%, 07/20/2020	1,255,592	0.3
1,000,000		Barclays Bank PLC, 3.013%, (US0003M + 0.650%), 08/07/2020	1,004,130	0.2
2,665,000		Barclays Bank PLC, 5.125%, 01/08/2020	2,739,676	0.7
1,500,000		BB&T Corp., 2.150%, 02/01/2021	1,459,194	0.4
2,165,000		BNP Paribas SA, 5.000%, 01/15/2021	2,248,958	0.5
4,000,000		Branch Banking & Trust Co., 1.450%, 05/10/2019	3,957,115	0.9
2,100,000		Citibank NA, 2.125%, 10/20/2020	2,049,202	0.5
250,000		Citibank NA, 2.826%, (US0003M + 0.500%), 06/12/2020	250,800	0.1
545,000		Citibank NA, 2.850%, 02/12/2021	538,887	0.1
1,860,000	(1)	Commonwealth Bank of Australia, 2.250%, 03/10/2020	1,833,790	0.4
1,835,000		Cooperatieve Rabobank UA/NY, 3.125%, 04/26/2021	1,828,567	0.4
4,000,000		Credit Suisse AG/New York NY, 2.300%, 05/28/2019	3,981,331	1.0
2,000,000	(1)	Danske Bank A/S, 1.650%, 09/06/2019	1,969,614	0.5
1,000,000	(1)	DNB Bank ASA, 2.375%, 06/02/2021	969,121	0.2
1,110,000		Fifth Third Bank/Cincinnati OH, 1.625%, 09/27/2019	1,092,902	0.3
1,414,000		GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/2020	1,381,901	0.3
5,000,000		HSBC USA, Inc., 2.375%, 11/13/2019	4,951,842	1.2
500,000		JPMorgan Chase & Co., 2.400%, 06/07/2021	487,298	0.1
5,685,000		JPMorgan Chase & Co., 2.550%, 10/29/2020	5,603,287	1.3
1,000,000	(2)	JPMorgan Chase Bank NA, 2.604%, 02/01/2021	991,480	0.3
1,125,000		KeyBank NA/Cleveland OH, 1.600%–3.350%, 08/22/2019–06/15/2021	1,121,831	0.3

See Accompanying Notes to Financial Statements

25

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
2,250,000		Lloyds Bank PLC, 3.300%, 05/07/2021	$2,246,748	0.5
1,135,000		Manufacturers & Traders Trust Co., 2.625%, 01/25/2021	1,117,876	0.3
2,200,000		National Australia Bank Ltd./New York, 2.125%–2.500%, 05/22/2020–01/12/2021	2,157,910	0.5
2,540,000	(1)	New York Life Global Funding, 2.000%, 04/09/2020	2,494,477	0.6
1,970,000	(1)	Pricoa Global Funding I, 1.450%, 09/13/2019	1,937,317	0.5
2,370,000		Santander UK PLC, 2.125%, 11/03/2020	2,301,308	0.6
2,000,000		Skandinaviska Enskilda Banken AB, 1.500%, 09/13/2019	1,965,150	0.5
2,000,000		Sumitomo Mitsui Banking Corp., 2.450%, 01/16/2020	1,977,592	0.5
1,000,000		Sumitomo Mitsui Financial Group, Inc., 2.934%, 03/09/2021	988,929	0.2
2,255,000		Svenska Handelsbanken AB, 2.250%–3.350%, 06/17/2019–05/24/2021	2,245,572	0.5
295,000	(1)	UBS AG/London, 2.200%, 06/08/2020	289,223	0.1
3,200,000		UBS AG/Stamford CT, 2.350%, 03/26/2020	3,164,670	0.7
4,700,000		US Bank NA/Cincinnati OH, 2.000%, 01/24/2020	4,631,992	1.1
1,740,000		Wells Fargo Bank NA, 2.600%, 01/15/2021	1,713,050	0.4
1,255,000		Westpac Banking Corp., 1.600%, 08/19/2019	1,237,471	0.3
1,330,000		Other Securities	1,333,244	0.3
			89,733,490	21.3

		Industrial: 0.4%
950,000		General Dynamics Corp., 3.000%, 05/11/2021	947,263	0.2
795,000	(1)	Siemens Financieringsmaatschappij NV, 2.200%, 03/16/2020	784,036	0.2
			1,731,299	0.4

		Technology: 0.3%
1,100,000		Other Securities	1,060,283	0.3

		Utilities: 0.3%
1,280,000		Duke Energy Progress LLC, 2.501%, (US0003M + 0.180%), 09/08/2020	1,282,758	0.3

		Total Corporate Bonds/Notes (Cost $107,149,225)	105,987,862	25.2

FOREIGN GOVERNMENT BONDS: 4.2%
2,120,000		Israel Government AID Bond, 5.500%, 12/04/2023	$2,397,274	0.5
2,500,000		Israel Government AID Bond, 5.500%, 04/26/2024	2,841,641	0.7
EUR 2,677,264		Italy Buoni Poliennali Del Tesoro, 1.250%–1.650%, 04/23/2020–10/27/2020	3,216,264	0.8
965,000		Mexico Government International Bond, 3.600%, 01/30/2025	934,120	0.2
NZD 4,571,000		New Zealand Government Inflation Linked Bond, 3.000%, 09/20/2030	3,781,257	0.9
NZD 3,035,000		New Zealand Government Inflation Linked Bond, 2.500%, 09/20/2035– 09/20/2040	2,334,666	0.6
GBP 572,050		United Kingdom Gilt Inflation Linked, 0.750%, 11/22/2047	1,403,830	0.3
1,525,900		Other Securities	893,378	0.2

		Total Foreign Government Bonds (Cost $17,813,138)	17,802,430	4.2

U.S. TREASURY OBLIGATIONS: 53.6%
		Treasury Inflation Indexed Protected Securities: 53.6%
10,624,865		0.125%, 07/15/2026	10,181,608	2.4
22,176,987		0.250%, 01/15/2025	21,576,524	5.1
14,194,346		0.375%, 07/15/2025	13,948,623	3.3
8,022,742		0.375%, 01/15/2027	7,796,774	1.9
12,418,789		0.375%, 07/15/2027	12,084,828	2.9
24,098,194		0.500%, 01/15/2028	23,580,773	5.6
14,275,009		0.625%, 01/15/2026	14,201,217	3.4
997,121		0.625%, 02/15/2043	944,717	0.2
13,044,699	(3)	0.750%, 02/15/2042	12,749,325	3.0
10,224,752		0.750%, 02/15/2045	9,930,124	2.4
2,662,265		0.875%, 02/15/2047	2,665,103	0.6
3,917,667		1.000%, 02/15/2046	4,039,049	1.0
9,357,544		1.000%, 02/15/2048	9,681,169	2.3
9,696,771		1.375%, 02/15/2044	10,835,597	2.6
8,741,125	(3)	1.750%, 01/15/2028	9,554,381	2.3
6,633,597		2.000%, 01/15/2026	7,270,053	1.7
5,096,147		2.125%, 02/15/2040	6,412,632	1.5
2,968,914		2.125%, 02/15/2041	3,762,821	0.9
4,567,727		2.375%, 01/15/2025	5,066,236	1.2
7,115,168		2.375%, 01/15/2027	8,094,059	1.9
7,620,249		2.500%, 01/15/2029	8,960,844	2.1
2,780,714		3.375%, 04/15/2032	3,715,366	0.9
6,420,895		3.625%, 04/15/2028	8,158,151	1.9
7,891,583		3.875%, 04/15/2029	10,411,438	2.5

		Total U.S. Treasury Obligations (Cost $225,809,766)	225,621,412	53.6

U.S. GOVERNMENT AGENCY OBLIGATIONS: 14.2%
		Federal Home Loan Bank: 5.2%
4,475,000		1.375%, 09/28/2020	4,352,242	1.0
12,810,000		1.375%, 02/18/2021	12,404,422	2.9
5,255,000		2.875%, 09/13/2024	5,251,159	1.3
			22,007,823	5.2

See Accompanying Notes to Financial Statements

26

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation: 2.4%(4)
515,000	1.375%, 05/01/2020	$504,491	0.1
9,970,000	2.375%, 01/13/2022	9,842,144	2.3
		10,346,635	2.4

	Federal National Mortgage Association: 6.6%(4)
8,350,000	1.375%, 02/26/2021	8,082,416	1.9
8,355,000	1.875%, 12/28/2020	8,202,338	1.9
4,830,000	1.875%, 09/24/2026	4,418,986	1.1
7,120,000	2.625%, 09/06/2024	7,005,019	1.7
		27,708,759	6.6
	Total U.S. Government Agency Obligations (Cost $61,329,722)	60,063,217	14.2

	Value	Percentage of Net Assets

PURCHASED OPTIONS(5): 0.3%
Total Purchased Options (Cost $1,143,659)	1,052,476	0.3
Total Long-Term Investments (Cost $413,245,510)	410,527,397	97.5

Shares			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.9%
		Mutual Funds: 2.9%
12,187,302	(6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.800% (Cost $12,187,302)	12,187,302	2.9

		Total Short-Term Investments (Cost $12,187,302)	12,187,302	2.9
		Total Investments in Securities (Cost $425,432,812)	$422,714,699	100.4
		Liabilities in Excess of Other Assets	(1,601,547)	(0.4)
		Net Assets	$421,113,152	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2018.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of June 30, 2018.
(3)	All or a portion of this security has been pledged as collateral in connection with open futures contracts. Please refer to Note 2 for additional details.
(4)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(5)	The tables below the Portfolio of Investments detail open purchased options which are non-income producing securities.
(6)	Rate shown is the 7-day yield as of June 30, 2018.

EUR	EU Euro
GBP	British Pound
NZD	New Zealand Dollar

Reference Rate Abbreviations:
US0003M 3-month LIBOR

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Purchased Options	$9,000	$1,043,476	$—	$1,052,476
Corporate Bonds/Notes	—	105,987,862	—	105,987,862
U.S. Treasury Obligations	—	225,621,412	—	225,621,412

See Accompanying Notes to Financial Statements

27

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table (continued)
Investments, at fair value (continued)
Foreign Government Bonds	$—	$17,802,430	$—	$17,802,430
U.S. Government Agency Obligations	—	60,063,217	—	60,063,217
Short-Term Investments	12,187,302	—	—	12,187,302
Total Investments, at fair value	12,196,302	410,518,397	—	422,714,699
Other Financial Instruments+
Centrally Cleared Swaps	—	1,240,209	—	1,240,209
Forward Foreign Currency Contracts	—	377,903	—	377,903
Futures	116,261	—	—	116,261
OTC Swaps	—	6,207,474	—	6,207,474
Total Assets	$12,312,563	$418,343,983	$—	$430,656,546
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(1,271,894)	$—	$(1,271,894)
Forward Foreign Currency Contracts	—	(123,360)	—	(123,360)
Futures	(663,318)	—	—	(663,318)
Written Options	(11,138)	(1,087,028)	—	(1,098,166)
Total Liabilities	$(674,456)	$(2,482,282)	$—	$(3,156,738)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2018, the following forward foreign currency contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 6,150,735	NZD 8,768,000	ANZ Bank	07/05/18	$212,155
MXN 21,005,528	USD 1,065,000	Bank of America N.A.	08/09/18	(13,662)
USD 97,849	JPY 10,625,000	Barclays Bank PLC	07/05/18	1,869
USD 425,000	MXN 8,802,069	Barclays Bank PLC	08/09/18	(15,548)
GBP 780,000	USD 1,043,791	Barclays Bank PLC	08/14/18	(12,369)
NZD 8,737,000	USD 5,904,461	BNP Paribas	07/05/18	13,122
GBP 708,000	USD 930,507	BNP Paribas	07/05/18	3,963
USD 1,031,289	GBP 774,000	BNP Paribas	07/05/18	9,707
USD 5,904,683	NZD 8,737,000	BNP Paribas	08/06/18	(13,061)
USD 931,844	GBP 708,000	BNP Paribas	08/06/18	(4,029)
USD 1,098,445	CAD 1,421,000	Citibank N.A.	07/05/18	17,511
USD 97,942	JPY 10,625,000	Deutsche Bank AG	07/05/18	1,962
USD 1,035,000	MXN 20,525,603	Deutsche Bank AG	08/09/18	7,683
USD 122,778	EUR 105,000	Goldman Sachs International	07/05/18	140
JPY 10,625,000	USD 96,410	Goldman Sachs International	07/05/18	(430)
USD 96,617	JPY 10,625,000	Goldman Sachs International	08/06/18	424
MXN 16,747,208	USD 844,890	Goldman Sachs International	08/09/18	(6,684)
MXN 4,359,446	USD 220,110	Goldman Sachs International	08/09/18	(1,917)
USD 1,060,000	MXN 21,568,032	Goldman Sachs International	08/09/18	(19,491)
USD 1,050,000	MXN 20,679,172	Goldman Sachs International	08/09/18	14,996
MXN 21,324,715	USD 1,055,000	Goldman Sachs International	08/09/18	12,313
MXN 21,340,012	USD 1,055,000	Goldman Sachs International	08/09/18	13,079
GBP 780,000	USD 1,055,152	Goldman Sachs International	08/14/18	(23,730)
JPY 10,625,000	USD 95,958	HSBC Bank PLC	07/05/18	23
EUR 2,612,000	USD 3,040,263	HSBC Bank PLC	07/05/18	10,491
USD 96,163	JPY 10,625,000	HSBC Bank PLC	08/06/18	(30)
USD 3,047,355	EUR 2,612,000	HSBC Bank PLC	08/06/18	(10,768)
MXN 11,251,906	USD 535,000	JPMorgan Chase Bank N.A.	08/09/18	28,164
USD 2,964,421	EUR 2,533,000	Morgan Stanley & Co. International PLC	07/05/18	5,937

See Accompanying Notes to Financial Statements

28

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN 33,186,000	USD 1,662,617	The Bank of New York Mellon	08/09/18	$(1,641)
USD 1,060,000	MXN 20,691,815	The Northern Trust Company	08/09/18	24,364
				$254,543

At June 30, 2018, the following futures contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
90-Day Eurodollar	87	12/17/18	$21,175,800	$(8,288)
U.S. Treasury 10-Year Note	171	09/19/18	20,552,063	89,468
U.S. Treasury 5-Year Note	890	09/28/18	101,119,297	(454,660)
			$142,847,160	$(373,480)
Short Contracts:
90-Day Eurodollar	(87)	12/16/19	(21,105,112)	12,416
Euro-Bund	(12)	09/06/18	(2,277,913)	(26,170)
Euro-OAT	(28)	09/06/18	(5,053,217)	(21,959)
Long Gilt	(32)	09/26/18	(5,197,065)	(17,341)
Short-Term Euro-BTP	(27)	09/06/18	(3,489,496)	(30,043)
U.S. Treasury 2-Year Note	(284)	09/28/18	(60,159,188)	(39,997)
U.S. Treasury Ultra 10-Year Note	(116)	09/19/18	(14,875,187)	14,377
U.S. Treasury Ultra Long Bond	(16)	09/19/18	(2,553,000)	(64,860)
			$(114,710,178)	$(173,577)

At June 30, 2018, the following centrally cleared interest rate swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	6-month EUR-EURIBOR	Semi-Annual	0.868%	Annual	05/31/28	EUR	220,000	$11	$(27)
Pay	1-day Sterling Overnight Index Average (SONIA)	At Termination Date	0.678	At Termination Date	12/20/18	GBP	238,985,000	(1,893)	(6,913)
Pay	6-month JPY-LIBOR	Semi-Annual	0.129	Semi-Annual	04/26/23	JPY	2,150,000,000	21,398	21,293
Pay	3-month NZD-BBR-FRA	Quarterly	3.055	Semi-Annual	09/08/27	NZD	3,766,237	(19,778)	(17,361)
Pay	3-month USD-LIBOR	Quarterly	1.882	Semi-Annual	11/15/19	USD	12,165,000	(134,888)	(135,091)
Pay	3-month USD-LIBOR	Quarterly	1.938	Semi-Annual	11/24/19	USD	12,165,000	(128,659)	(128,863)
Pay	3-month USD-LIBOR	Quarterly	2.975	Semi-Annual	05/29/21	USD	1,400,000	(434)	(457)
Pay	3-month USD-LIBOR	Quarterly	2.953	Semi-Annual	05/30/21	USD	1,790,000	(1,324)	(1,354)
Pay	3-month USD-LIBOR	Quarterly	2.759	Semi-Annual	05/31/21	USD	2,530,000	(10,944)	(10,986)
Pay	3-month USD-LIBOR	Quarterly	2.797	Semi-Annual	05/31/21	USD	1,400,000	(5,049)	(5,073)
Pay	3-month USD-LIBOR	Quarterly	2.805	Semi-Annual	05/31/21	USD	4,720,000	(16,309)	(16,387)
Pay	3-month USD-LIBOR	Quarterly	2.820	Semi-Annual	05/31/21	USD	2,810,000	(8,912)	(8,958)
Pay	3-month USD-LIBOR	Quarterly	2.879	Semi-Annual	05/31/21	USD	1,400,000	(2,877)	(2,900)
Pay	3-month USD-LIBOR	Quarterly	2.887	Semi-Annual	05/31/21	USD	1,400,000	(2,665)	(2,688)
Pay	3-month USD-LIBOR	Quarterly	3.013	Semi-Annual	06/11/21	USD	980,000	342	325
Pay	3-month USD-LIBOR	Quarterly	3.059	Semi-Annual	06/18/21	USD	700,000	842	830
Pay	3-month USD-LIBOR	Quarterly	3.012	Semi-Annual	06/21/21	USD	700,000	210	199
Pay	3-month USD-LIBOR	Quarterly	3.016	Semi-Annual	06/21/21	USD	1,400,000	514	490
Pay	3-month USD-LIBOR	Quarterly	3.005	Semi-Annual	06/27/21	USD	1,395,000	207	184
Pay	3-month USD-LIBOR	Quarterly	3.013	Semi-Annual	06/27/21	USD	800,000	240	227
Pay	3-month USD-LIBOR	Quarterly	2.952	Semi-Annual	07/01/21	USD	700,000	(617)	(629)
Pay	3-month USD-LIBOR	Quarterly	2.964	Semi-Annual	07/01/21	USD	700,000	(452)	(463)
Pay	3-month USD-LIBOR	Quarterly	2.979	Semi-Annual	07/01/21	USD	470,000	(174)	(182)
Pay	3-month USD-LIBOR	Quarterly	2.945	Semi-Annual	05/16/23	USD	3,240,000	6,857	6,799
Pay	3-month USD-LIBOR	Quarterly	2.917	Semi-Annual	03/27/28	USD	820,000	(2,797)	(2,814)
Pay	3-month USD-LIBOR	Quarterly	2.795	Semi-Annual	04/04/28	USD	460,000	(6,435)	(6,444)
Pay	3-month USD-LIBOR	Quarterly	2.866	Semi-Annual	04/10/28	USD	150,000	(1,199)	(1,202)
Pay	3-month USD-LIBOR	Quarterly	2.876	Semi-Annual	04/10/28	USD	150,000	(1,070)	(1,073)
Pay	3-month USD-LIBOR	Quarterly	2.913	Semi-Annual	04/18/28	USD	4,000,000	(15,967)	(16,047)
Pay	3-month USD-LIBOR	Quarterly	3.049	Semi-Annual	05/10/28	USD	485,000	3,709	3,699
Pay	3-month USD-LIBOR	Quarterly	3.049	Semi-Annual	05/10/28	USD	2,695,000	29,171	29,118
Receive	6-month EUR-EURIBOR	Semi-Annual	0.954	Annual	01/15/28	EUR	1,977,500	(26,723)	(25,802)
Receive	6-month EUR-EURIBOR	Semi-Annual	0.955	Annual	01/15/28	EUR	1,977,500	(26,940)	(26,028)

See Accompanying Notes to Financial Statements

29

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	6-month EUR-EURIBOR	Semi-Annual	1.040%	Annual	03/23/28	EUR	1,455,000	$(31,179)	$(31,182)
Receive	6-month EUR-EURIBOR	Semi-Annual	1.519	Annual	01/05/48	EUR	750,000	(14,000)	(13,599)
Receive	6-month EUR-EURIBOR	Semi-Annual	1.491	Annual	01/08/48	EUR	750,000	(7,977)	(7,378)
Receive	6-month GBP-LIBOR	Annual	3.270	Annual	09/15/18	GBP	5,535,000	(3,069)	(3,269)
Receive	6-month GBP-LIBOR	Semi-Annual	1.450	Semi-Annual	01/24/28	GBP	3,350,000	24,507	31,125
Receive	6-month GBP-LIBOR	Semi-Annual	1.520	Semi-Annual	01/10/48	GBP	1,310,000	44,286	50,367
Receive	6-month GBP-LIBOR	Semi-Annual	1.570	Semi-Annual	01/23/48	GBP	2,480,000	42,949	49,998
Receive	6-month JPY-LIBOR	Semi-Annual	0.273	Semi-Annual	11/08/27	JPY	270,135,000	(2,296)	(3,187)
Receive	6-month JPY-LIBOR	Semi-Annual	0.351	Semi-Annual	01/11/28	JPY	259,320,000	(18,290)	(18,855)
Receive	6-month JPY-LIBOR	Semi-Annual	0.320	Semi-Annual	04/27/28	JPY	504,825,000	(17,054)	(17,379)
Receive	3-month NZD-BBR-FRA	Quarterly	3.067	Semi-Annual	09/08/27	NZD	1,855,013	(10,963)	(9,880)
Receive	3-month NZD-BBR-FRA	Quarterly	3.070	Semi-Annual	09/08/27	NZD	1,873,750	(11,382)	(10,309)
Receive	3-month NZD-BBR-FRA	Quarterly	3.215	Semi-Annual	05/18/28	NZD	1,710,000	(20,284)	(20,516)
Receive	3-month NZD-BBR-FRA	Quarterly	3.219	Semi-Annual	05/24/28	NZD	1,995,000	(24,073)	(24,302)
Receive	3-month NZD-BBR-FRA	Quarterly	3.220	Semi-Annual	05/24/28	NZD	1,995,000	(24,190)	(24,421)
Receive	3-month USD-LIBOR	Quarterly	2.851	Semi-Annual	03/27/21	USD	1,880,000	4,407	4,375
Receive	3-month USD-LIBOR	Quarterly	3.041	Semi-Annual	04/29/21	USD	1,050,000	(1,138)	(1,155)
Receive	3-month USD-LIBOR	Quarterly	3.012	Semi-Annual	05/09/21	USD	4,080,000	(1,983)	(2,050)
Receive	3-month USD-LIBOR	Quarterly	3.106	Semi-Annual	05/17/21	USD	1,400,000	(3,124)	(3,147)
Receive	3-month USD-LIBOR	Quarterly	2.821	Semi-Annual	06/03/21	USD	1,405,000	4,567	4,544
Receive	3-month USD-LIBOR	Quarterly	2.894	Semi-Annual	06/04/21	USD	2,950,000	5,545	5,496
Receive	3-month USD-LIBOR	Quarterly	2.971	Semi-Annual	06/04/21	USD	1,405,000	576	552
Receive	3-month USD-LIBOR	Quarterly	2.987	Semi-Annual	06/06/21	USD	1,400,000	174	150
Receive	3-month USD-LIBOR	Quarterly	2.993	Semi-Annual	06/06/21	USD	1,400,000	1	(22)
Receive	3-month USD-LIBOR	Quarterly	3.013	Semi-Annual	06/06/21	USD	1,400,000	(518)	(541)
Receive	3-month USD-LIBOR	Quarterly	2.981	Semi-Annual	06/07/21	USD	3,250,000	758	704
Receive	3-month USD-LIBOR	Quarterly	3.027	Semi-Annual	06/10/21	USD	1,010,000	(634)	(651)
Receive	3-month USD-LIBOR	Quarterly	3.036	Semi-Annual	06/10/21	USD	1,400,000	(1,117)	(1,141)
Receive	3-month USD-LIBOR	Quarterly	3.058	Semi-Annual	06/11/21	USD	1,400,000	(1,696)	(1,719)
Receive	3-month USD-LIBOR	Quarterly	3.056	Semi-Annual	06/13/21	USD	1,390,000	(1,622)	(1,645)
Receive	3-month USD-LIBOR	Quarterly	3.110	Semi-Annual	06/17/21	USD	1,395,000	(3,018)	(3,041)
Receive	3-month USD-LIBOR	Quarterly	3.124	Semi-Annual	06/17/21	USD	1,395,000	(3,401)	(3,424)
Receive	3-month USD-LIBOR	Quarterly	2.913	Semi-Annual	04/07/22	USD	350,000	539	533
Receive	3-month USD-LIBOR	Quarterly	3.047	Semi-Annual	05/11/22	USD	140,000	(140)	(143)
Receive	3-month USD-LIBOR	Quarterly	3.082	Semi-Annual	05/12/22	USD	1,440,000	(2,364)	(2,387)
Receive	3-month USD-LIBOR	Quarterly	3.204	Semi-Annual	05/19/22	USD	1,440,000	(5,630)	(5,653)
Receive	3-month USD-LIBOR	Quarterly	2.870	Semi-Annual	06/02/22	USD	1,500,000	3,341	3,317
Receive	3-month USD-LIBOR	Quarterly	3.081	Semi-Annual	06/16/22	USD	720,000	(1,220)	(1,232)
Receive	3-month USD-LIBOR	Quarterly	3.082	Semi-Annual	06/16/22	USD	720,000	(1,234)	(1,246)
Receive	3-month USD-LIBOR	Quarterly	3.042	Semi-Annual	06/23/22	USD	720,000	(705)	(717)
Receive	3-month USD-LIBOR	Quarterly	3.049	Semi-Annual	06/23/22	USD	720,000	(804)	(816)
Receive	3-month USD-LIBOR	Quarterly	2.768	Semi-Annual	04/11/23	USD	290,000	1,680	1,675
Receive	3-month USD-LIBOR	Quarterly	3.165	Semi-Annual	02/15/28	USD	3,530,000	(56,484)	(56,554)
Receive	3-month USD-LIBOR	Quarterly	2.978	Semi-Annual	03/23/28	USD	6,070,000	(11,058)	(11,183)
Receive	3-month USD-LIBOR	Quarterly	2.887	Semi-Annual	04/09/28	USD	75,000	463	462
Receive	3-month USD-LIBOR	Quarterly	2.894	Semi-Annual	04/09/28	USD	150,000	836	833
Receive	3-month USD-LIBOR	Semi-Annual	2.895	Quarterly	04/09/28	USD	150,000	817	814
Receive	3-month USD-LIBOR	Quarterly	2.900	Semi-Annual	04/16/28	USD	150,000	771	768
Receive	3-month USD-LIBOR	Quarterly	2.904	Semi-Annual	04/16/28	USD	150,000	719	716
Receive	3-month USD-LIBOR	Quarterly	2.986	Semi-Annual	04/23/28	USD	300,000	(679)	(685)
Receive	3-month USD-LIBOR	Quarterly	2.976	Semi-Annual	04/24/28	USD	300,000	(419)	(425)
Receive	3-month USD-LIBOR	Quarterly	2.998	Semi-Annual	04/24/28	USD	300,000	(976)	(982)
Receive	3-month USD-LIBOR	Quarterly	3.017	Semi-Annual	04/24/28	USD	300,000	(1,482)	(1,488)
Receive	3-month USD-LIBOR	Quarterly	3.126	Semi-Annual	11/15/43	USD	720,000	(16,712)	(16,729)
Receive	3-month USD-LIBOR	Quarterly	3.200	Semi-Annual	11/15/43	USD	1,590,000	(58,301)	(58,339)
								$(576,885)	$(559,541)

See Accompanying Notes to Financial Statements

30

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

At June 30, 2018, the following centrally cleared inflation-linked swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.588%	At Termination Date	01/15/28	EUR	3,360,000	$(6,137)	$(6,280)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.832	At Termination Date	05/15/47	EUR	690,000	(31,709)	(31,756)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.974	At Termination Date	01/15/48	EUR	530,000	(598)	(286)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.991	At Termination Date	01/15/48	EUR	530,000	3,174	3,606
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	2.000	At Termination Date	02/15/48	EUR	750,000	7,657	8,358
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.983	At Termination Date	06/15/48	EUR	1,050,000	(3,549)	(3,656)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.185	At Termination Date	04/15/23	GBP	11,470,000	(25,355)	(34,887)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.523	At Termination Date	02/15/27	GBP	2,845,000	80,604	82,014
Pay	U.K. RPI All Items Monthly	At Termination Date	3.405	At Termination Date	01/15/28	GBP	4,545,000	57,344	60,279
Pay	U.K. RPI All Items Monthly	At Termination Date	3.410	At Termination Date	02/15/28	GBP	2,430,000	50,093	28,180
Pay	U.K. RPI All Items Monthly	At Termination Date	3.338	At Termination Date	06/15/28	GBP	775,000	(2,938)	(2,979)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.547	At Termination Date	11/15/32	GBP	4,200,000	178,805	185,644
Pay	U.K. RPI All Items Monthly	At Termination Date	3.600	At Termination Date	11/15/42	GBP	2,530,000	230,726	237,711
Pay	U.K. RPI All Items Monthly	At Termination Date	3.514	At Termination Date	01/15/48	GBP	560,000	46,784	48,490
Pay	U.K. RPI All Items Monthly	At Termination Date	3.510	At Termination Date	02/15/48	GBP	10,000	918	(20,625)
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.029	At Termination Date	10/01/18	USD	7,360,000	1,112	882
Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.380	At Termination Date	04/15/23	EUR	4,500,000	20,903	21,249
Receive	U.K. RPI All Items Monthly	At Termination Date	3.220	At Termination Date	03/15/23	GBP	5,265,000	(4,239)	(4,314)
Receive	U.K. RPI All Items Monthly	At Termination Date	3.256	At Termination Date	05/15/23	GBP	5,815,000	9,792	9,676
Receive	U.K. RPI All Items Monthly	At Termination Date	3.455	At Termination Date	11/15/27	GBP	4,200,000	(90,521)	(94,610)
Receive	U.K. RPI All Items Monthly	At Termination Date	3.550	At Termination Date	11/15/47	GBP	2,530,000	(280,246)	(288,348)
Receive	U.K. RPI All Items Monthly	At Termination Date	3.410	At Termination Date	03/15/48	GBP	510,000	(5,299)	(5,019)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.113	At Termination Date	11/09/19	USD	22,115,000	133,052	132,314
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.205	At Termination Date	03/21/22	USD	5,100,000	18,689	18,505
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.890	At Termination Date	06/29/22	USD	6,700,000	147,329	147,087
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.260	At Termination Date	05/03/23	USD	9,000,000	13,037	12,712
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.248	At Termination Date	03/21/24	USD	4,900,000	24,096	23,909
								$573,524	$527,856

At June 30, 2018, the following over-the-counter inflation-linked swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.585%	At Termination Date	09/13/18	USD	11,210,000	$166,009	$—	$166,009
Barclays Bank PLC	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.518	At Termination Date	12/11/19	USD	15,000,000	335,095	—	335,095
Barclays Bank PLC	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.375	At Termination Date	01/15/20	USD	16,000,000	464,391	—	464,391
Barclays Bank PLC	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.174	At Termination Date	02/16/20	USD	10,000,000	16,535	—	16,535
Barclays Bank PLC	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.437	At Termination Date	01/15/21	USD	22,000,000	774,750	—	774,750

See Accompanying Notes to Financial Statements

31

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.649%	At Termination Date	12/11/21	USD	6,500,000	$198,500	$—	$198,500
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.515	At Termination Date	01/15/22	USD	34,000,000	1,344,299	—	1,344,299
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.560	At Termination Date	01/15/23	USD	37,000,000	1,672,085	—	1,672,085
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.660	At Termination Date	09/22/23	USD	5,500,000	247,639	—	247,639
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.689	At Termination Date	09/22/24	USD	19,500,000	966,161	—	966,161
Deutsche Bank AG	Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.970	At Termination Date	03/15/47	EUR	1,110,000	12,100	—	12,100
Deutsche Bank AG	Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.470	At Termination Date	03/15/27	EUR	1,110,000	9,910	—	9,910
									$6,207,474	$—	$6,207,474

At June 30, 2018, the following purchased exchange-traded options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount	Cost	Fair Value
90-Day Eurodollar	Call	03/18/19	97.38	USD	40	9,724,000	$10,728	$9,000
							$10,728	$9,000

At June 30, 2018, the following exchange-traded written options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount	Premiums Received	Fair Value
90-Day Eurodollar	Call	03/15/19	97.25	USD	27	6,563,700	$10,459	$(11,138)
							$10,459	$(11,138)

At June 30, 2018, the following over-the-counter purchased foreign currency options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount	Cost	Fair Value
Put GBP vs. Call USD	Barclays Bank PLC	07/23/18	1.345	GBP	2,975,000	$28,524	$77,929
						$28,524	$77,929

At June 30, 2018, the following OTC written foreign currency options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount	Premiums Received	Fair Value
Call GBP vs. Put USD	Barclays Bank PLC	07/23/18	1.470	GBP	2,975,000	$31,814	$(3)
						$31,814	$(3)

See Accompanying Notes to Financial Statements

32

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

At June 30, 2018, the following over-the-counter purchased interest rate swaptions were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Fair Value
Call on 10-year Interest Rate Swap	Citibank N.A.	2.985%	Receive	3-month USD-LIBOR	04/27/38	USD	10,000	$493	$551
Call on 10-year Interest Rate Swap	Deutsche Bank AG	3.106%	Receive	3-month USD-LIBOR	03/07/19	USD	2,230,000	43,819	56,249
Call on 10-year Interest Rate Swap	JP Morgan Chase Bank	2.985%	Receive	3-month USD-LIBOR	04/27/38	USD	340,000	15,980	18,717
Call on 20-year Interest Rate Swap	Goldman Sachs International	0.780%	Receive	6-month JPY-LIBOR	04/16/21	JPY	1,670,000	500	507
Call on 20-Year interest Rate Swap	JP Morgan Chase Bank	0.780%	Receive	6-month JPY-LIBOR	04/16/21	JPY	39,400,000	12,334	11,569
Call on 30-year Interest Rate Swap	Citibank N.A.	3.113%	Receive	3-month USD-LIBOR	04/26/23	USD	10,000	1,110	1,249
Call on 30-year Interest Rate Swap	Goldman Sachs International	3.113%	Receive	3-month USD-LIBOR	04/26/23	USD	195,000	19,861	24,361
Put on 10-year Interest Rate Swap	Barclays Bank PLC	1.100%	Pay	6-month JPY-LIBOR	06/29/22	JPY	1,385,780,000	188,508	91,985
Put on 10-year Interest Rate Swap	Citibank N.A.	2.950%	Pay	3-month USD-LIBOR	08/22/22	USD	470,000	23,840	22,372
Put on 10-year Interest Rate Swap	Citibank N.A.	2.985%	Pay	3-month USD-LIBOR	04/27/38	USD	10,000	461	470
Put on 10-year Interest Rate Swap	Deutsche Bank AG	2.950%	Pay	3-month USD-LIBOR	08/22/22	USD	11,185,000	511,009	521,780
Put on 10-year Interest Rate Swap	Deutsche Bank AG	3.106%	Pay	3-month USD-LIBOR	03/07/19	USD	2,230,000	43,820	29,779
Put on 10-year Interest Rate Swap	JP Morgan Chase Bank	2.985%	Pay	3-month USD-LIBOR	04/27/38	USD	340,000	15,980	15,986
Put on 20-year Interest Rate Swap	Goldman Sachs International	0.780%	Pay	6-month JPY-LIBOR	04/16/21	JPY	1,670,000	500	434
Put on 20-Year interest Rate Swap	JP Morgan Chase Bank	0.780%	Pay	6-month JPY-LIBOR	04/16/21	JPY	39,400,000	12,334	9,909
Put on 30-year Interest Rate Swap	Barclays Bank PLC	3.800%	Pay	3-month USD-LIBOR	06/07/21	USD	1,390,000	54,226	41,944
Put on 30-year Interest Rate Swap	Citibank N.A.	3.113%	Pay	3-month USD-LIBOR	04/26/23	USD	10,000	929	876
Put on 30-year Interest Rate Swap	Citibank N.A.	3.540%	Pay	3-month USD-LIBOR	06/17/19	USD	130,000	2,373	1,615
Put on 30-year Interest Rate Swap	Deutsche Bank AG	3.540%	Pay	3-month USD-LIBOR	06/17/19	USD	2,995,000	57,280	37,211
Put on 30-year Interest Rate Swap	Goldman Sachs International	3.113%	Pay	3-month USD-LIBOR	04/26/23	USD	195,000	19,861	17,082
Put on 5-Year interest Rate Swap	Barclays Bank PLC	3.150%	Pay	3-month USD-LIBOR	05/14/19	USD	8,350,000	79,189	60,901
								$1,104,407	$965,547

At June 30, 2018, the following over-the-counter written interest rate swaptions were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 2-Year interest Rate Swap	Deutsche Bank AG	2.400%	Pay	3-month USD-LIBOR	02/24/20	USD	2,590,000	$6,128	$(7,025)
Call on 2-Year interest Rate Swap	Deutsche Bank AG	2.400%	Pay	3-month USD-LIBOR	02/24/20	USD	61,300,000	186,965	(166,272)
Call on 2-Year interest Rate Swap	Deutsche Bank AG	2.878%	Pay	3-month USD-LIBOR	04/14/20	USD	6,260,000	45,307	(38,565)
Call on 2-Year interest Rate Swap	Deutsche Bank AG	2.878%	Pay	3-month USD-LIBOR	04/14/20	USD	260,000	1,420	(1,602)
Call on 2-Year interest Rate Swap	Deutsche Bank AG	2.888%	Pay	3-month USD-LIBOR	04/14/20	USD	270,000	1,496	(1,686)
Call on 2-Year interest Rate Swap	Deutsche Bank AG	2.900%	Pay	3-month USD-LIBOR	05/29/20	USD	3,410,000	25,063	(22,865)
Call on 2-Year interest Rate Swap	Deutsche Bank AG	2.938%	Pay	3-month USD-LIBOR	04/17/20	USD	260,000	1,543	(1,740)

See Accompanying Notes to Financial Statements

33

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 2-Year interest Rate Swap	Deutsche Bank AG	2.938%	Pay	3-month USD-LIBOR	04/17/20	USD	6,180,000	$42,951	$(41,346)
Call on 2-Year interest Rate Swap	Goldman Sachs International	2.888%	Pay	3-month USD-LIBOR	04/14/20	USD	6,270,000	45,301	(39,159)
Call on 2-Year interest Rate Swap	JP Morgan Chase Bank	2.450%	Pay	3-month USD-LIBOR	05/30/19	USD	10,475,000	19,169	(13,616)
Put on 10-Year interest Rate Swap	Barclays Bank PLC	1.650%	Receive	3-month USD-LIBOR	02/21/19	EUR	300,000	1,159	(435)
Put on 10-Year interest Rate Swap	Deutsche Bank AG	1.650%	Receive	6-month EUR-EURIBOR	02/21/19	EUR	7,190,000	82,210	(7,954)
Put on 10-Year interest Rate Swap	Barclays Bank PLC	3.870%	Receive	3-month USD-LIBOR	06/07/21	USD	2,950,000	57,793	(45,637)
Put on 10-Year interest Rate Swap	Citibank N.A.	2.900%	Receive	3-month USD-LIBOR	04/16/19	USD	140,000	3,929	(3,257)
Put on 10-Year interest Rate Swap	Deutsche Bank AG	2.900%	Receive	3-month USD-LIBOR	04/16/19	USD	3,250,000	85,334	(75,606)
Put on 10-Year interest Rate Swap	Deutsche Bank AG	3.150%	Receive	3-month USD-LIBOR	05/08/19	USD	7,685,000	159,827	(111,164)
Put on 2-Year interest Rate Swap	Deutsche Bank AG	2.878%	Receive	3-month USD-LIBOR	04/14/20	USD	6,260,000	45,307	(48,766)
Put on 2-Year interest Rate Swap	Deutsche Bank AG	2.888%	Receive	3-month USD-LIBOR	04/14/20	USD	270,000	2,205	(2,076)
Put on 2-Year interest Rate Swap	Deutsche Bank AG	2.900%	Receive	3-month USD-LIBOR	05/29/20	USD	3,410,000	25,063	(26,605)
Put on 2-Year interest Rate Swap	Deutsche Bank AG	2.938%	Receive	3-month USD-LIBOR	04/17/20	USD	6,180,000	42,951	(44,454)
Put on 2-Year interest Rate Swap	Deutsche Bank AG	2.938%	Receive	3-month USD-LIBOR	04/17/20	USD	260,000	1,985	(1,870)
Put on 2-Year interest Rate Swap	Deutsche Bank AG	3.150%	Receive	3-month USD-LIBOR	03/21/19	USD	6,200,000	14,196	(13,918)
Put on 2-Year interest Rate Swap	Deutsche Bank AG	3.150%	Receive	3-month USD-LIBOR	03/21/19	USD	260,000	619	(584)
Put on 2-Year interest Rate Swap	Deutsche Bank AG	3.400%	Receive	3-month USD-LIBOR	02/24/20	USD	2,590,000	9,454	(8,765)
Put on 2-Year interest Rate Swap	Deutsche Bank AG	3.400%	Receive	3-month USD-LIBOR	02/24/20	USD	61,300,000	232,940	(207,454)
Put on 2-Year interest Rate Swap	Goldman Sachs International	2.878%	Receive	3-month USD-LIBOR	04/14/20	USD	260,000	2,150	(2,025)
Put on 2-Year interest Rate Swap	Goldman Sachs International	2.888%	Receive	3-month USD-LIBOR	04/14/20	USD	6,270,000	45,301	(48,211)
Put on 2-Year interest Rate Swap	Goldman Sachs International	3.150%	Receive	3-month USD-LIBOR	05/05/20	USD	3,500,000	19,337	(19,181)
Put on 2-Year interest Rate Swap	Goldman Sachs International	3.350%	Receive	3-month USD-LIBOR	05/29/20	USD	4,790,000	17,424	(20,215)
Put on 2-Year interest Rate Swap	Goldman Sachs International	3.450%	Receive	3-month USD-LIBOR	06/08/20	USD	4,770,000	19,748	(17,642)
Put on 2-Year interest Rate Swap	Goldman Sachs International	3.500%	Receive	3-month USD-LIBOR	06/15/20	USD	3,020,000	11,249	(10,488)
Put on 2-Year interest Rate Swap	JP Morgan Chase Bank	3.250%	Receive	3-month USD-LIBOR	05/30/19	USD	10,475,000	19,169	(24,291)
Put on 5-Year interest Rate Swap	Barclays Bank PLC	0.600%	Receive	6-month EUR-EURIBOR	06/25/19	EUR	1,563,000	11,706	(12,551)
								$1,286,399	$(1,087,025)

Currency Abbreviations

CAD — Canadian Dollar

EUR — EU Euro

GBP — British Pound

JPY — Japanese Yen

MXN — Mexican Peso

NZD — New Zealand Dollar

USD — United States Dollar

See Accompanying Notes to Financial Statements

34

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$77,929
Interest rate contracts	Investments in securities at value*	974,547
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	377,903
Interest rate contracts	Net Assets- Unrealized appreciation**	116,261
Interest rate contracts	Net Assets- Unrealized appreciation***	1,240,209
Interest rate contracts	Unrealized appreciation on OTC swap agreements	6,207,474
Total Asset Derivatives		$8,994,323
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$123,360
Interest rate contracts	Net Assets- Unrealized depreciation**	663,318
Interest rate contracts	Net Assets- Unrealized depreciation***	1,271,894
Foreign exchange contracts	Written options, at fair value	3
Interest rate contracts	Written options, at fair value	1,098,163
Total Liability Derivatives		$3,156,738

*	Includes purchased options.
**	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.
***	Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments. Only current day’s variation margin receivable/payable is shown on the Statement of Assets and Liabiliites.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2018 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Foreign exchange contracts	$(24,241)	$(199,330)	$—	$—	$14,600	$(208,971)
Interest rate contracts	(714,405)	—	732,033	(28,506)	97,534	86,656
Total	$(738,646)	$(199,330)	$732,033	$(28,506)	$112,134	$(122,315)

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Foreign exchange contracts	$77,929	$523,622	$—	$—	$31,811	$633,362
Interest rate contracts	(430,162)	—	(482,711)	2,262,168	(527,739)	821,556
Total	$(352,233)	$523,622	$(482,711)	$2,262,168	$(495,928)	$1,454,918

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2018:

	ANZ Bank	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Deutsche Bank AG	Goldman Sachs International	HSBC Bank PLC	JP Morgan Chase Bank	Morgan Stanley & Co. International PLC	The Bank of New York Mellon	The Northern Trust Company	Totals
Assets:
Purchased options	$—	$—	$272,758	$—	$27,133	$645,020	$42,384	$—	$56,181	$—	$—	$—	$1,043,476
Forward foreign currency contracts	212,155	—	1,869	26,792	17,511	9,645	40,952	10,514	28,164	5,937	—	24,364	377,903
OTC Inflation-linked swaps	—	—	1,756,779	—	4,428,685	22,010	—	—	—	—	—	—	6,207,474
Total Assets	$212,155	$—	$2,031,406	$26,792	$4,473,329	$676,675	$83,336	$10,514	$84,345	$5,937	$—	$24,364	$7,628,853
Liabilities:
Forward foreign currency contracts	$—	$13,662	$27,917	$17,090	$—	$—	$52,252	$10,798	$—	$—	$1,641	$—	$123,360
Written options	—	—	58,625	—	3,256	830,316	156,921	—	37,907	—	—	—	1,087,025
Total Liabilities	$—	$13,662	$86,542	$17,090	$3,256	$830,316	$209,173	$10,798	$37,907	$—	$1,641	$—	$1,210,385

See Accompanying Notes to Financial Statements

35

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

	ANZ Bank	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Deutsche Bank AG	Goldman Sachs International	HSBC Bank PLC	JP Morgan Chase Bank	Morgan Stanley & Co. International PLC	The Bank of New York Mellon	The Northern Trust Company	Totals
Net OTC derivative instruments by counterparty, at fair value	$212,155	$(13,662)	$1,944,864	$9,702	$4,470,073	$(153,641)	$(125,837)	$(284)	$46,438	$5,937	$(1,641)	$24,364	$6,418,468
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$(1,944,864)	$—	$(4,430,000)	$153,641	$—	$—	$(20,000)	$—	$—	$—	$(6,241,223)
Net Exposure(1)(2)	$212,155	$(13,662)	$—	$9,702	$40,073	$—	$(125,837)	$(284)	$26,438	$5,937	$(1,641)	$24,364	$177,245

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.
(2)	At June 30, 2018, the Portfolio had received $1,950,000 in cash collateral from Barclays Bank PLC. In addition, the Portfolio had pledged $182,000 in cash collateral to Deutsche Bank AG. Excess cash collateral is not shown for financial reporting purposes.

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $426,352,046.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$9,721,217
Gross Unrealized Depreciation	(7,205,873)
Net Unrealized Appreciation	$2,515,344

See Accompanying Notes to Financial Statements

36

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED)

Investment Type Allocation
as of June 30, 2018
(as a percentage of net assets)

Corporate Bonds/Notes	29.8%
U.S. Government Agency Obligations	28.4%
Asset-Backed Securities	18.5%
U.S. Treasury Obligations	15.5%
Collateralized Mortgage Obligations	3.4%
Foreign Government Bonds	2.4%
Municipal Bonds	1.2%
Commercial Mortgage-Backed Securities	0.7%
Structured Products	0.4%
Liabilities in Excess of Other Assets*	(0.3)%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 29.8%
		Basic Materials: 1.3%
150,000	(1)	Glencore Funding LLC, 4.125%, 05/30/2023	$149,836	0.1
199,000	(1)	Glencore Funding LLC, 4.625%, 04/29/2024	200,502	0.1
475,000	(1)	Syngenta Finance NV, 3.698%, 04/24/2020	473,463	0.2
495,000	(1)	Syngenta Finance NV, 3.933%, 04/23/2021	494,034	0.2
325,000	(1)	Syngenta Finance NV, 4.892%, 04/24/2025	319,020	0.2
375,000	(1)	WR Grace & Co-Conn, 5.125%, 10/01/2021	384,375	0.2
700,000		Other Securities	680,415	0.3
			2,701,645	1.3

		Communications: 4.1%
1,550,000		AT&T, Inc., 3.000%–5.450%, 03/15/2022–03/01/2047	1,517,542	0.7
1,500,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.579%–4.908%, 07/23/2020–07/23/2025	1,508,207	0.7
1,566,000	(1)	Verizon Communications, Inc., 4.329%, 09/21/2028	1,555,191	0.7
592,000		Verizon Communications, Inc., 4.125%–5.250%, 03/16/2037–04/15/2049	583,176	0.3
350,000	(1)	Wind Tre SpA, 5.000%, 01/20/2026	279,199	0.2
3,173,000		Other Securities	3,173,191	1.5
			8,616,506	4.1

CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: 0.4%
750,000		Other Securities	$760,561	0.4

		Consumer, Non-cyclical: 3.5%
400,000		Anheuser-Busch InBev Finance, Inc., 4.700%–4.900%, 02/01/2036–02/01/2046	410,386	0.2
900,000		Anheuser-Busch InBev Worldwide, Inc., 4.000%–4.600%, 04/13/2028–04/15/2048	897,867	0.4
100,000	(1)	Bacardi Ltd., 5.300%, 05/15/2048	95,251	0.0
345,000	(1)	BAT Capital Corp., 3.222%, 08/15/2024	327,105	0.2
350,000	(1)	Bayer US Finance II LLC, 3.875%, 12/15/2023	350,310	0.2
725,000	(1)	Bayer US Finance II LLC, 4.250%, 12/15/2025	730,304	0.4
500,000	(1)	Bayer US Finance II LLC, 4.375%, 12/15/2028	501,784	0.2
475,000		Becton Dickinson and Co., 3.209%, (US0003M + 0.875%), 12/29/2020	475,888	0.2
925,000		Becton Dickinson and Co., 2.894%–4.685%, 06/06/2022–06/06/2047	895,704	0.5
1,600,000		CVS Health Corp., 3.375%–5.125%, 07/20/2022–03/25/2048	1,574,997	0.7
275,000	(1)	Keurig Dr Pepper, Inc., 4.057%, 05/25/2023	276,327	0.1
200,000	(1)	Valeant Pharmaceuticals International, Inc., 7.000%, 03/15/2024	209,938	0.1
625,000		Other Securities	617,884	0.3
			7,363,745	3.5

		Energy: 3.7%
780,000		Williams Partners L.P., 3.600%–3.900%, 03/15/2022–01/15/2025	772,835	0.4
8,421,000	(2)	Other Securities	6,954,563	3.3
			7,727,398	3.7

		Financial: 13.5%
125,000	(1)	AXA Equitable Holdings, Inc., 3.900%, 04/20/2023	124,109	0.1
50,000	(1)	AXA Equitable Holdings, Inc., 4.350%, 04/20/2028	47,873	0.0
1,510,000	(3)	Bank of America Corp., 3.248%–6.110%, 04/01/2024–01/29/2037	1,469,672	0.7
375,000	(1)	BNP Paribas SA, 3.375%, 01/09/2025	354,702	0.2

See Accompanying Notes to Financial Statements

37

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
550,000	(1)	BNP Paribas SA, 3.500%, 03/01/2023	$536,482	0.2
475,000		Citigroup, Inc., 4.125%–4.600%, 03/09/2026–07/25/2028	464,506	0.2
EGP 13,900,000	(1),(4)	Citigroup Global Markets Holdings, Inc./United States, 0.000%, 01/17/2019	706,390	0.3
300,000		Cooperatieve Rabobank UA/NY, 2.792%, (US0003M + 0.430%), 04/26/2021	300,344	0.2
200,000	(1)	Credit Suisse AG, 6.500%, 08/08/2023	213,197	0.1
125,000	(1)	Great-West Lifeco Finance 2018 L.P., 4.047%, 05/17/2028	126,082	0.1
200,000		HSBC Holdings PLC, 3.326%, (US0003M + 1.000%), 05/18/2024	199,559	0.1
550,000	(1)	Intesa Sanpaolo SpA, 3.375%, 01/12/2023	505,917	0.2
1,825,000	(3)	JPMorgan Chase & Co., 2.950%–3.782%, 01/15/2023-01/23/2029	1,741,822	0.8
1,700,000		Kreditanstalt fuer Wiederaufbau, 1.125%, 08/06/2018	1,698,408	0.8
4,270,000		Kreditanstalt fuer Wiederaufbau, 1.500%, 09/09/2019	4,217,496	2.0
1,000,000		Morgan Stanley, 3.759%, (US0003M + 1.400%), 10/24/2023	1,023,494	0.5
1,100,000	(3)	Morgan Stanley, 3.700%–4.000%, 04/24/2024–07/23/2025	1,088,618	0.5
200,000	(1)	Northwestern Mutual Life Insurance Co/The, 3.850%, 09/30/2047	183,442	0.1
350,000		Royal Bank of Canada, 2.749%, (US0003M + 0.390%), 04/30/2021	350,024	0.2
750,000	(3)	Royal Bank of Scotland Group PLC, 3.498%–4.519%, 05/15/2023–06/25/2024	737,437	0.4
250,000	(1)	Sumitomo Mitsui Financial Group, Inc., 4.436%, 04/02/2024	252,906	0.1
100,000	(1)	Teachers Insurance & Annuity Association of America, 4.900%, 09/15/2044	105,423	0.1
225,000	(1)	UBS Group Funding Switzerland AG, 3.000%, 04/15/2021	221,633	0.1
200,000	(1),(5)	UniCredit SpA, 4.625%, 04/12/2027	186,196	0.1

CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
11,472,000		Other Securities	$11,232,710	5.4
			28,088,442	13.5

		Industrial: 1.3%
175,000		General Dynamics Corp., 2.736%, (US0003M + 0.380%), 05/11/2021	175,682	0.1
1,075,000		Northrop Grumman Corp., 2.930%–3.250%, 01/15/2025–01/15/2028	1,016,783	0.5
300,000	(1)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 3.375%, 02/01/2022	295,866	0.1
375,000	(1)	Sealed Air Corp., 5.250%, 04/01/2023	384,375	0.2
875,000		Other Securities	876,061	0.4
			2,748,767	1.3

		Technology: 0.9%
150,000	(1)	Dell International LLC / EMC Corp., 5.450%, 06/15/2023	157,040	0.1
225,000	(1)	Microchip Technology, Inc., 3.922%, 06/01/2021	225,510	0.1
1,450,000		Other Securities	1,413,118	0.7
			1,795,668	0.9

		Utilities: 1.1%
125,000	(1)	Alliant Energy Finance LLC, 3.750%, 06/15/2023	125,074	0.1
50,000	(1)	Alliant Energy Finance LLC, 4.250%, 06/15/2028	50,067	0.0
225,000	(1)	NiSource, Inc., 3.650%, 06/15/2023	224,945	0.1
400,000		Sempra Energy, 2.848%, (US0003M + 0.500%), 01/15/2021	400,233	0.2
1,630,000		Other Securities	1,540,846	0.7
			2,341,165	1.1
		Total Corporate Bonds/Notes (Cost $63,717,470)	62,143,897	29.8

COLLATERALIZED MORTGAGE OBLIGATIONS: 3.4%
535,068	(6)	Fannie Mae 2013-130 SN, 4.559%, (-1.000*US0001M + 6.650%), 10/25/2042	80,794	0.1
298,920	(6)	Fannie Mae REMIC Trust 2011-124 SC, 4.459%, (-1.000*US0001M + 6.550%), 12/25/2041	47,659	0.0
283,841	(6)	Fannie Mae REMIC Trust 2013-131 SA, 4.009%, (-1.000*US0001M + 6.100%), 12/25/2043	36,784	0.0

See Accompanying Notes to Financial Statements

38

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
511,131	(6)	Fannie Mae REMIC Trust 2013-96 SY, 4.059%, (-1.000*US0001M + 6.150%), 07/25/2042	$69,884	0.1
345,408	(6)	Fannie Mae REMIC Trust 2014-87 MS, 4.159%, (-1.000*US0001M + 6.250%), 01/25/2045	46,580	0.0
471,692	(6)	Fannie Mae REMIC Trust 2015-79 SA, 4.159%, (-1.000*US0001M + 6.250%), 11/25/2045	63,649	0.0
853,389	(6)	Freddie Mac 4583 ST, 3.927%, (-1.000*US0001M + 6.000%), 05/15/2046	140,336	0.1
1,987,601	(6)	Freddie Mac 4596 CS, 4.027%, (-1.000*US0001M + 6.100%), 06/15/2046	257,050	0.1
482,145	(6)	Freddie Mac REMIC Trust 4320 SD, 4.027%, (-1.000*US0001M + 6.100%), 07/15/2039	61,768	0.0
325,034	(6)	Freddie Mac Strips Series 304 C45, 3.000%, 12/15/2027	28,044	0.0
350,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA2 M3, 6.741%, (US0001M + 4.650%), 10/25/2028	404,203	0.2
1,166,146	(6)	Ginnie Mae 2015-111 IM, 4.000%, 08/20/2045	198,019	0.1
495,705	(6)	Ginnie Mae 2015-119 SN, 4.166%, (-1.000*US0001M + 6.250%), 08/20/2045	75,384	0.0
456,785	(6)	Ginnie Mae 2016-138 GI, 4.000%, 10/20/2046	83,808	0.1
345,610	(6)	Ginnie Mae Series 2010-20 SE, 4.166%, (-1.000*US0001M + 6.250%), 02/20/2040	51,402	0.0
206,873	(6)	Ginnie Mae Series 2010-31 SA, 3.666%, (-1.000*US0001M + 5.750%), 03/20/2040	26,467	0.0
135,043	(6)	Ginnie Mae Series 2012-149 MS, 4.166%, (-1.000*US0001M + 6.250%), 12/20/2042	19,558	0.0
76,136	(6)	Ginnie Mae Series 2013-134 DS, 4.016%, (-1.000*US0001M + 6.100%), 09/20/2043	10,798	0.0
222,737	(6)	Ginnie Mae Series 2013-152 SG, 4.066%, (-1.000*US0001M + 6.150%), 06/20/2043	31,448	0.0

COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
502,766	(6)	Ginnie Mae Series 2013-181 SA, 4.016%, (-1.000*US0001M + 6.100%), 11/20/2043	$72,605	0.0
529,255	(6)	Ginnie Mae Series 2013-183 NI, 4.500%, 10/20/2042	65,124	0.0
738,054	(6)	Ginnie Mae Series 2014-132 SL, 4.016%, (-1.000*US0001M + 6.100%), 10/20/2043	96,880	0.1
364,124	(6)	Ginnie Mae Series 2014-133 BS, 3.516%, (-1.000*US0001M + 5.600%), 09/20/2044	43,388	0.0
86,784	(6)	Ginnie Mae Series 2014-41 SA, 4.016%, (-1.000*US0001M + 6.100%), 03/20/2044	12,761	0.0
783,688	(6)	Ginnie Mae Series 2015-110 MS, 3.626%, (-1.000*US0001M + 5.710%), 08/20/2045	101,592	0.1
229,639	(6)	Ginnie Mae Series 2015-126 HS, 4.116%, (-1.000*US0001M + 6.200%), 09/20/2045	33,486	0.0
234,873	(6)	Ginnie Mae Series 2015-159 HS, 4.116%, (-1.000*US0001M + 6.200%), 11/20/2045	34,522	0.0
991,763	(6)	Ginnie Mae Series 2015-95 GI, 4.500%, 07/16/2045	208,812	0.1
510,718	(6)	Ginnie Mae Series 2016-27 IA, 4.000%, 06/20/2045	78,875	0.1
543,689	(6)	Ginnie Mae Series 2016-4 SM, 3.566%, (-1.000*US0001M + 5.650%), 01/20/2046	66,259	0.0
GBP 344,120		Harben Finance 2017-1X A Plc, 1.423%, (BP0003M + 0.800%), 08/20/2056	456,090	0.2
GBP 653,341		London Wall Mortgage Capital PLC 2017-FL1 A, 1.490%, (BP0003M + 0.850%), 11/15/2049	863,317	0.4
EUR 370,607	(1),(7)	Magnolia Finance XI DAC, 2.750%, (EUR003M + 2.750%), 04/20/2020	431,498	0.2
GBP 142,717		Ripon Mortgages PLC 1X A1, 1.423%, (BP0003M + 0.800%), 08/20/2056	189,190	0.1
GBP 1,230,937		Ripon Mortgages PLC 1X A2, 1.423%, (BP0003M + 0.800%), 08/20/2056	1,631,742	0.8

See Accompanying Notes to Financial Statements

39

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
246,127	(1),(7)	Station Place Securitization Trust 2015-2 A, 2.607%, (US0001M + 1.050%), 07/15/2019	$246,127	0.1
625,229		WaMu Mortgage Pass-Through Certificates Series 2006-AR9 1A, 2.558%, (12MTA + 1.000%), 08/25/2046	590,079	0.3
251,357		Other Securities	225,993	0.1

		Total Collateralized Mortgage Obligations (Cost $7,344,545)	7,181,975	3.4

MUNICIPAL BONDS: 1.2%
		California: 0.5%
750,000		Other Securities	1,021,811	0.5
		Illinois: 0.3%
640,000		Other Securities	633,352	0.3

		Minnesota: 0.1%
176,166		Northstar Education Finance, Inc., 1.414%, (US0003M + 0.100%), 04/28/2030	175,187	0.1
		Puerto Rico: 0.3%
1,060,000	(2)	Other Securities	612,938	0.3

		Total Municipal Bonds (Cost $2,396,255)	2,443,288	1.2

STRUCTURED PRODUCTS: 0.4%
EGP 4,890,000	(4)	Citigroup Global Markets, Arab Republic of Egypt Treasury Bill Credit-Linked Notes, 0.000%, 10/09/2018	260,874	0.1
EGP 5,000,000	(1),(4)	Citigroup Global Markets, Arab Republic of Egypt Treasury Bill Credit-Linked Notes, 0.000%, 11/01/2018	262,535	0.2
EGP 5,800,000	(4)	JPMorgan Chase Bank N.A., Arab Republic of Egypt Treasury Bill Credit-Linked Notes, 0.000%, 07/02/2019	290,178	0.1

		Total Structured Products (Cost $827,919)	813,587	0.4

U.S. TREASURY OBLIGATIONS: 15.5%
		U.S. Treasury Bonds: 2.5%
2,640,000		2.750%, 11/15/2047	2,516,920	1.2
2,650,000		2.875%, 11/15/2046	2,592,756	1.3
			5,109,676	2.5
		U.S. Treasury Notes: 12.3%
5,390,000		2.000%, 11/15/2026	5,050,388	2.4
9,040,000		2.125%, 07/31/2024	8,701,000	4.2
5,900,000		2.125%, 09/30/2024	5,671,721	2.7
3,110,000		2.125%, 11/30/2024	2,986,207	1.5

U.S. TREASURY OBLIGATIONS: (continued)
		U.S. Treasury Notes: (continued)
1,700,000		2.250%, 02/15/2027	$1,622,139	0.8
1,490,000		2.875%, 04/30/2025	1,495,733	0.7
			25,527,188	12.3

		U.S. Treasury STRIP: 0.7%
1,930,000	(4),(6),(8)	0.000%, 02/15/2036	1,139,280	0.5
700,000	(4),(6),(8)	0.000%, 08/15/2036	407,149	0.2
			1,546,429	0.7
		Total U.S. Treasury Obligations (Cost $33,049,926)	32,183,293	15.5

U.S. GOVERNMENT AGENCY OBLIGATIONS(9): 28.4%
		Federal Home Loan Bank: 1.0%
900,000		2.625%, 09/12/2025	875,911	0.4
1,300,000		2.875%, 06/13/2025	1,285,476	0.6
			2,161,387	1.0
		Federal Home Loan Mortgage Corporation: 2.0%(9)
84,237		4.000%, 02/01/2041	86,609	0.0
48,364		4.000%, 02/01/2041	49,693	0.0
4,000,000	(10)	4.000%, 07/01/2048	4,077,969	2.0
			4,214,271	2.0
		Federal National Mortgage Association: 14.7%(9)
1,400,000		1.875%, 09/24/2026	1,280,866	0.6
1,955,762		4.500%, 07/01/2047	2,040,981	1.0
981,242		4.500%, 10/01/2047	1,027,714	0.5
1,000,001		4.500%, 04/01/2048	1,044,370	0.5
1,483,943		4.500%, 06/01/2048	1,549,673	0.7
1,000,000		4.500%, 06/01/2048	1,043,522	0.5
10,000,000	(10)	4.500%, 07/01/2048	10,413,477	5.0
7,000,000	(10)	5.000%, 07/01/2048	7,415,523	3.6
4,478,584		3.500%–6.000%, 09/01/2035–05/01/2048	4,679,178	2.3
			30,495,304	14.7
		Government National Mortgage Association: 10.7%
2,580,628		4.000%, 10/20/2043	2,673,508	1.3
6,000,000	(10)	4.000%, 08/01/2044	6,139,570	2.9
1,031,649		4.000%, 10/20/2045	1,065,729	0.5
10,000,000	(10)	4.500%, 07/01/2044	10,395,508	5.0
1,934,871		4.000%, 07/20/2045–09/20/2047	1,995,682	1.0
			22,269,997	10.7
		Total U.S. Government Agency Obligations (Cost $59,395,813)	59,140,959	28.4

COMMERCIAL MORTGAGE-BACKED SECURITIES: 0.7%
800,000	(1)	Exantas Capital Corp. 2018-RSO6 A Ltd., 2.791%, (US0001M + 0.830%), 06/15/2035	799,997	0.4

See Accompanying Notes to Financial Statements

40

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
600,000	(1)	TPG Real Estate Finance 2018-FL-1 A Issuer Ltd., 2.823%, (US0001M + 0.750%), 02/15/2035	$599,996	0.3

		Total Commercial Mortgage-Backed Securities (Cost $1,400,000)	1,399,993	0.7

ASSET-BACKED SECURITIES: 18.5%
		Other Asset-Backed Securities: 10.4%
1,050,000	(1)	BlueMountain CLO 2014-2A AR, 3.289%, (US0003M + 0.930%), 07/20/2026	1,050,091	0.5
1,000,000	(1)	Catamaran CLO 2013-1A AR Ltd., 3.216%, (US0003M + 0.850%), 01/27/2028	996,941	0.5
2,250,000	(1)	CBAM 2018-5A A Ltd., 3.322%, (US0003M + 1.020%), 04/17/2031	2,239,886	1.1
1,300,000	(1)	Crown Point CLO III Ltd. 2015-3A A1AR, 3.258%, (US0003M + 0.910%), 12/31/2027	1,299,986	0.6
1,050,000	(1)	Cutwater 2014-1A A1AR, 3.598%, (US0003M + 1.250%), 07/15/2026	1,050,151	0.5
1,100,000	(1)	Dryden XXVI Senior Loan Fund 2013-26A AR, 3.248%, (US0003M + 0.900%), 04/15/2029	1,095,508	0.5
350,000	(1)	Ready Capital Mortgage Financing 2018-FL2 A LLC, 2.830%, (US0001M + 0.850%), 06/25/2035	350,112	0.2
1,110,000	(1)	Tryon Park CLO Ltd. 2013-1A A1SR, 3.238%, (US0003M + 0.890%), 04/15/2029	1,108,611	0.5
800,000	(1)	Halcyon Loan Advisors Funding 2015-2A A, 3.750%, (US0003M + 1.390%), 07/25/2027	799,990	0.4
1,550,000	(1)	ICG US CLO 2014-1A A1R Ltd., 3.579%, (US0003M + 1.220%), 01/20/2030	1,550,927	0.7
1,600,000	(1)	Madison Park Funding XXX Ltd. 2018-30A A, 3.089%, (US0003M + 0.750%), 04/15/2029	1,582,824	0.8
1,050,000	(1)	OCP CLO 2015-9A A1R Ltd., 3.148%, (US0003M + 0.800%), 07/15/2027	1,048,356	0.5

ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
2,000,000	(1)	OFSI Fund VII Ltd. 2014-7A AR, 3.255%, (US0003M + 0.900%), 10/18/2026	$1,999,976	1.0
2,150,000	(1)	Saranac CLO Ltd 2014-2A A1AR, 3.561%, (US0003M + 1.230%), 11/20/2029	2,151,542	1.0
1,000,000		Soundview Home Loan Trust 2005-2 M6, 3.171%, (US0001M + 1.080%), 07/25/2035	1,013,528	0.5
800,000	(1)	Trinitas CLO II Ltd. 2014-2A A1R, 3.528%, (US0003M + 1.180%), 07/15/2026	800,093	0.4
1,500,000	(1)	York CLO 1 Ltd. 2014-1A AR, 3.512%, (US0003M + 1.150%), 01/22/2027	1,500,237	0.7
			21,638,759	10.4
		Student Loan Asset-Backed Securities: 8.1%
1,089,290	(1)	Academic Loan Funding Trust 2012-1A A2, 3.191%, (US0001M + 1.100%), 12/27/2044	1,098,547	0.5
169,714	(1)	Bank of America Student Loan Trust 2010-1A A, 3.160%, (US0003M + 0.800%), 02/25/2043	170,474	0.1
732,109	(1)	ECMC Group Student Loan Trust 2016-1, 3.441%, (US0001M + 1.350%), 07/26/2066	745,038	0.4
520,117	(1)	Edsouth Indenture No 9 LLC 2015-1 A, 2.891%, (US0001M + 0.800%), 10/25/2056	521,979	0.2
1,100,000	(1)	EFS Volunteer No 2 LLC 2012-1 A2, 3.441%, (US0001M + 1.350%), 03/25/2036	1,122,888	0.6
650,000	(1)	EFS Volunteer No 3 LLC 2012-1 A3, 3.091%, (US0001M + 1.000%), 04/25/2033	654,703	0.3
600,000		Montana Higher Education Student Assistance Corp. 2012-1 A3, 2.998%, (US0001M + 1.050%), 07/20/2043	604,110	0.3
1,567,089	(1)	Navient Student Loan Trust 2016-5A A, 3.341%, (US0001M + 1.250%), 06/25/2065	1,610,473	0.7
767,905	(1)	Navient Student Loan Trust 2016-7 A, 3.241%, (US0001M + 1.150%), 03/25/2066	783,260	0.4

See Accompanying Notes to Financial Statements

41

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

ASSET-BACKED SECURITIES: (continued)
		Student Loan Asset-Backed Securities: (continued)
1,050,000	(1)	Nelnet Student Loan Trust 2006-1 A6, 2.780%, (US0003M + 0.450%), 08/23/2036	$1,028,964	0.5
1,100,000	(1)	Nelnet Student Loan Trust 2006-2 A7, 2.940%, (US0003M + 0.580%), 01/25/2037	1,077,516	0.5
786,234	(1)	Pennsylvania Higher Education Association Student Loan Trust 2016-1, 3.241%, (US0001M + 1.150%), 09/25/2065	799,028	0.4
260,514	(1)	Scholar Funding Trust 2010-A A, 3.109%, (US0003M + 0.750%), 10/28/2041	259,778	0.1
581,923	(1)	SLM Student Loan Trust 2003-1 A5A, 2.451%, (US0003M + 0.110%), 12/15/2032	559,592	0.3
759,072	(1)	SLM Student Loan Trust 2003-7A A5A, 3.541%, (US0003M + 1.200%), 12/15/2033	769,245	0.4
550,000	(1)	SLM Student Loan Trust 2004-8A A6, 2.990%, (US0003M + 0.630%), 01/25/2040	553,749	0.2
562,133		SLM Student Loan Trust 2005-4 A3, 2.480%, (US0003M + 0.120%), 01/25/2027	560,295	0.3
300,523		SLM Student Loan Trust 2007-1 A5, 2.450%, (US0003M + 0.090%), 01/26/2026	299,794	0.1
750,000		SLM Student Loan Trust 2007-2 A4, 2.420%, (US0003M + 0.060%), 07/25/2022	733,801	0.3
396,945		SLM Student Loan Trust 2007-7 A4, 2.690%, (US0003M + 0.330%), 01/25/2022	389,463	0.2
143,502		SLM Student Loan Trust 2008-2 A3, 3.110%, (US0003M + 0.750%), 04/25/2023	143,262	0.1
398,522		SLM Student Loan Trust 2008-4 A4, 4.010%, (US0003M + 1.650%), 07/25/2022	407,070	0.2
1,085,340		SLM Student Loan Trust 2008-5 A4, 4.060%, (US0003M + 1.700%), 07/25/2023	1,114,673	0.5
563,150		SLM Student Loan Trust 2008-6 A4, 3.460%, (US0003M + 1.100%), 07/25/2023	568,194	0.3

ASSET-BACKED SECURITIES: (continued)
		Student Loan Asset-Backed Securities: (continued)
350,000		SLM Student Loan Trust 2008-8 A4, 3.860%, (US0003M + 1.500%), 04/25/2023	$358,500	0.2
			16,934,396	8.1
		Total Asset-Backed Securities (Cost $38,217,737)	38,573,155	18.5

FOREIGN GOVERNMENT BONDS: 2.4%
130,000	(11),(12)	Argentina Government International Bond, 2.500% (Step Rate @ 2.500% on 03/31/2019), 12/31/2038	74,197	0.0
EUR 10,000	(12)	Argentine Republic Government International Bond, 2.260% (Step Rate @ 2.260% on 03/31/2019), 12/31/2038	6,919	0.0
250,000	(1)	Ecuador Government International Bond, 7.875%, 01/23/2028	210,363	0.1
EUR 100,000	(1)	Indonesia Government International Bond, 2.150%, 07/18/2024	117,849	0.1
1,375,000		Israel Government AID Bond, 5.500%, 09/18/2023	1,548,308	0.7
1,039,000		Israel Government AID Bond, 5.500%, 12/04/2023	1,174,890	0.6
13,077,500	(2),(13)	Other Securities	1,831,447	0.9

		Total Foreign Government Bonds (Cost $5,295,237)	4,963,973	2.4
		Total Long-Term Investments (Cost $211,644,902)	208,844,120	100.3

SHORT-TERM INVESTMENTS: 17.8%
		Commercial Paper: 6.8%
450,000		AT&T INC Disc, 2.710%, 10/09/2018	446,647	0.2
500,000		Duke Energy, 2.530%, 08/27/2018	497,995	0.2
420,000		Eastman, 2.660%, 07/06/2018	419,816	0.2
523,000		Hewlett, 2.150%, 07/11/2018	522,661	0.2
523,000		Hewlett, 2.160%, 07/10/2018	522,690	0.3
419,000		HP INC, 2.090%, 07/23/2018	418,449	0.2
1,000,000		Marriott, 2.470%, 07/31/2018	997,905	0.5
950,000		Mondelez Intl, 2.650%, 10/02/2018	943,570	0.5

See Accompanying Notes to Financial Statements

42

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
		Commercial Paper: (continued)
316,000		Nutrien, 2.690%, 07/18/2018	$315,581	0.1
250,000		Nutrien Ltd DI, 2.700%, 07/16/2018	249,704	0.1
500,000		Schlumberger, 2.420%, 08/22/2018	498,251	0.2
1,000,000		Schlumberger, 2.530%, 09/21/2018	994,274	0.5
250,000		Sempra, 2.470%, 07/31/2018	249,476	0.1
418,000		Southern, 2.540%, 08/30/2018	416,231	0.2
319,000		Suncor, 3.020%, 07/03/2018	318,921	0.2
600,000		Suncor Energy, 2.520%, 08/21/2018	597,854	0.3
1,112,000		United Overseas, 2.170%, 07/27/2018	1,110,222	0.5
1,214,000		Versailles, 2.300%, 07/09/2018	1,213,312	0.6
2,000,000		Victory Receivables, 2.380%, 10/02/2018	1,987,792	1.0
695,000		VW, 2.500%, 08/13/2018	692,911	0.3
750,000		VW Credit, 2.610%, 09/20/2018	745,630	0.4
			14,159,892	6.8

		Securities Lending Collateral(14): 0.1%
217,674		National Bank Financial, Repurchase Agreement dated 06/29/18, 2.01%, due 07/02/18 (Repurchase Amount $217,710, collateralized by various U.S. Government Securities, 0.000%–6.000%, Market Value plus accrued interest $222,028, due 09/06/18–09/09/49) (Cost $217,674)	217,674	0.1

Shares			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
		Mutual Funds: 10.9%
22,726,023	(15)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.800% (Cost $22,726,023)	$22,726,023	10.9

		Total Short-Term Investments (Cost $37,103,960)	37,103,589	17.8
		Total Investments in Securities (Cost $248,748,862)	$245,947,709	118.1

		Liabilities in Excess of Other Assets	(37,691,022)	(18.1)
		Net Assets	$208,256,687	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2018.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	The grouping contains securities in default.
(3)	Variable rate security. Rate shown is the rate in effect as of June 30, 2018.
(4)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2018.
(5)	Security, or a portion of the security, is on loan.
(6)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(8)	Separate Trading of Registered Interest and Principal of Securities
(9)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(10)	Settlement is on a when-issued or delayed-delivery basis.
(11)	Defaulted security
(12)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of June 30, 2018.
(13)	The grouping contains securities on loan.
(14)	Represents securities purchased with cash collateral received for securities on loan.
(15)	Rate shown is the 7-day yield as of June 30, 2018.

EGP	Egyptian Pound
EUR	EU Euro
GBP	British Pound
MXN	Mexican Peso
ZAR	South African Rand

See Accompanying Notes to Financial Statements

43

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Reference Rate Abbreviations:

12MTA           12-month Treasury Average

BP0003M        3-month GBP-LIBOR

EUR003M        3-month EURIBOR

US0001M        1-month LIBOR

US0003M        3-month LIBOR

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$62,143,897	$—	$62,143,897
Collateralized Mortgage Obligations	—	6,504,350	677,625	7,181,975
Municipal Bonds	—	2,443,288	—	2,443,288
Structured Products	—	813,587	—	813,587
Commercial Mortgage-Backed Securities	—	1,399,993	—	1,399,993
U.S. Treasury Obligations	—	32,183,293	—	32,183,293
Asset-Backed Securities	—	38,573,155	—	38,573,155
U.S. Government Agency Obligations	—	59,140,959	—	59,140,959
Foreign Government Bonds	—	4,963,973	—	4,963,973
Short-Term Investments	22,726,023	14,377,566	—	37,103,589
Total Investments, at fair value	$22,726,023	$222,544,061	$677,625	$245,947,709
Other Financial Instruments+
Centrally Cleared Swaps	—	966,943	—	966,943
Forward Foreign Currency Contracts	—	788,493	—	788,493
Futures	458,373	—	—	458,373
Total Assets	$23,184,396	$224,299,497	$677,625	$248,161,518
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(1,031,100)	$—	$(1,031,100)
Forward Foreign Currency Contracts	—	(1,778,900)	—	(1,778,900)
Futures	(41,538)	—	—	(41,538)
OTC Swaps	—	(378,727)	—	(378,727)
Sales Commitments	—	(5,123,731)	—	(5,123,731)
Total Liabilities	$(41,538)	$(8,312,458)	$—	$(8,353,996)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2018, the following forward foreign currency contracts were outstanding for VY® Goldman Sachs Bond Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 182,786	BRL 677,059	Bank of America N.A.	07/03/18	$8,095
BRL 692,451	USD 184,962	Bank of America N.A.	07/03/18	(6,300)
BRL 712,225	USD 189,030	Bank of America N.A.	07/03/18	(5,265)
BRL 708,786	USD 189,028	Bank of America N.A.	07/03/18	(6,151)
BRL 705,858	USD 189,024	Bank of America N.A.	07/03/18	(6,903)
BRL 707,564	USD 187,688	Bank of America N.A.	07/03/18	(5,126)
USD 186,965	BRL 705,860	Bank of America N.A.	07/03/18	4,843
USD 187,047	BRL 710,687	Bank of America N.A.	07/03/18	3,680
BRL 698,701	USD 185,015	Bank of America N.A.	07/03/18	(4,740)

See Accompanying Notes to Financial Statements

44

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 188,029	INR 12,930,735	Bank of America N.A.	07/19/18	$(356)
BRL 637,191	USD 164,386	Bank of America N.A.	08/02/18	(584)
USD 629,841	ZAR 7,919,556	Bank of America N.A.	08/08/18	55,249
USD 418,298	GBP 313,955	Bank of America N.A.	08/14/18	3,144
ARS 13,674,180	USD 556,993	Bank of America N.A.	08/15/18	(105,403)
ARS 10,939,040	USD 412,017	Bank of America N.A.	08/17/18	(51,452)
EUR 159,053	JPY 20,396,620	Bank of America N.A.	09/19/18	1,607
EUR 163,013	HUF 53,645,062	Bank of America N.A.	09/19/18	385
EUR 63,079	PLN 271,264	Bank of America N.A.	09/19/18	1,595
ZAR 2,566,471	USD 187,981	Bank of America N.A.	09/19/18	(2,812)
USD 189,004	ZAR 2,644,182	Bank of America N.A.	09/19/18	(1,772)
PLN 5,295,313	EUR 1,232,557	Bank of America N.A.	09/19/18	(32,536)
AUD 251,010	NZD 270,238	Bank of America N.A.	09/19/18	2,759
USD 376,911	JPY 41,086,159	Bank of America N.A.	09/19/18	3,742
GBP 54,853	AUD 97,106	Bank of America N.A.	09/19/18	769
EUR 157,101	NZD 263,631	Bank of America N.A.	09/19/18	5,996
GBP 138,086	USD 184,763	Bank of America N.A.	09/19/18	(1,875)
EUR 157,098	NZD 262,962	Bank of America N.A.	09/19/18	6,447
NOK 1,209,419	EUR 127,974	Bank of America N.A.	09/19/18	(1,379)
EUR 157,111	USD 184,886	Bank of America N.A.	09/19/18	(306)
EUR 156,993	USD 185,385	Bank of America N.A.	09/19/18	(944)
MXN 2,610,551	USD 126,018	Bank of America N.A.	09/19/18	3,795
NOK 1,501,612	EUR 158,898	Bank of America N.A.	09/19/18	(1,719)
USD 367,662	NZD 532,983	Bank of America N.A.	09/19/18	6,645
EUR 318,094	NZD 533,664	Bank of America N.A.	09/19/18	12,229
SEK 1,622,653	EUR 159,022	Bank of America N.A.	09/19/18	(4,552)
AUD 3,466,802	USD 2,585,403	Bank of America N.A.	09/19/18	(19,169)
AUD 252,770	EUR 160,078	Bank of America N.A.	09/19/18	(958)
USD 251,974	NZD 364,391	Bank of America N.A.	09/19/18	5,153
AUD 108,208	GBP 60,514	Bank of America N.A.	09/19/18	(50)
USD 527,663	CLP 332,939,666	Barclays Bank PLC	07/05/18	18,106
CLP 116,804,596	USD 185,995	Barclays Bank PLC	07/05/18	(7,228)
USD 734,453	KRW 821,860,721	Barclays Bank PLC	07/09/18	(3,177)
KRW 212,391,313	USD 192,053	Barclays Bank PLC	07/09/18	(1,429)
TWD 5,503,166	USD 185,918	Barclays Bank PLC	07/09/18	(5,319)
KRW 204,973,895	USD 184,994	Barclays Bank PLC	07/09/18	(1,028)
USD 186,061	TWD 5,522,838	Barclays Bank PLC	07/09/18	4,816
INR 42,984,219	USD 630,433	Barclays Bank PLC	07/11/18	(3,636)
USD 370,130	TWD 11,132,018	Barclays Bank PLC	07/16/18	4,573
USD 184,989	TWD 5,506,206	Barclays Bank PLC	07/16/18	4,175
USD 842,812	TWD 25,602,931	Barclays Bank PLC	07/16/18	2,055
INR 12,501,483	USD 182,904	Barclays Bank PLC	07/19/18	(773)
COP 767,006,328	USD 262,494	Barclays Bank PLC	07/26/18	(1,079)
USD 187,071	COP 550,363,559	Barclays Bank PLC	07/26/18	(506)
KRW 821,860,721	USD 734,742	Barclays Bank PLC	07/26/18	3,470
TWD 11,090,985	USD 373,963	Barclays Bank PLC	07/27/18	(9,387)
TWD 11,186,063	USD 369,971	Barclays Bank PLC	07/27/18	(2,270)
USD 184,977	TWD 5,513,048	Barclays Bank PLC	07/27/18	3,756
USD 332,062	TWD 9,823,390	Barclays Bank PLC	07/27/18	9,154
USD 370,031	TWD 11,160,878	Barclays Bank PLC	07/27/18	3,158
USD 189,017	BRL 728,059	Barclays Bank PLC	08/02/18	1,856
ARS 3,024,869	USD 124,225	Barclays Bank PLC	08/10/18	(23,846)
USD 623,583	GBP 468,516	Barclays Bank PLC	08/14/18	4,048
USD 279,488	GBP 208,720	Barclays Bank PLC	08/14/18	3,490
ARS 15,574,064	USD 576,710	Barclays Bank PLC	08/15/18	(62,377)
USD 824,553	MXN 17,273,652	Barclays Bank PLC	09/19/18	(34,402)
EUR 159,103	USD 185,925	Barclays Bank PLC	09/19/18	995
USD 568,000	HKD 4,405,522	Barclays Bank PLC	09/19/18	5,722
TRY 355,434	USD 74,084	Barclays Bank PLC	09/19/18	710
JPY 20,293,038	USD 185,088	Barclays Bank PLC	09/19/18	(775)
ZAR 2,573,093	USD 185,008	Barclays Bank PLC	09/19/18	639
MXN 7,779,251	USD 369,915	Barclays Bank PLC	09/19/18	16,919
GBP 140,394	EUR 159,908	Barclays Bank PLC	09/19/18	(1,921)

See Accompanying Notes to Financial Statements

45

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY 40,795,308	USD 371,000	Barclays Bank PLC	09/19/18	$(473)
NOK 1,500,537	USD 184,947	Barclays Bank PLC	09/19/18	(120)
USD 73,987	TRY 365,732	Barclays Bank PLC	09/19/18	(2,975)
USD 379,000	HKD 2,939,885	Barclays Bank PLC	09/19/18	3,782
USD 148,004	TRY 733,440	Barclays Bank PLC	09/19/18	(6,335)
USD 186,928	ZAR 2,588,328	Barclays Bank PLC	09/19/18	182
USD 186,953	ZAR 2,598,376	Barclays Bank PLC	09/19/18	(518)
USD 111,004	TRY 550,028	Barclays Bank PLC	09/19/18	(4,740)
GBP 269,209	EUR 304,512	Barclays Bank PLC	09/19/18	(1,199)
TRY 356,720	USD 74,973	Barclays Bank PLC	09/19/18	93
USD 186,812	EUR 159,900	Barclays Bank PLC	09/19/18	(1,045)
GBP 139,881	EUR 159,119	Barclays Bank PLC	09/19/18	(1,673)
JPY 20,155,121	USD 185,000	Barclays Bank PLC	09/19/18	(1,939)
JPY 40,359,485	USD 370,089	Barclays Bank PLC	09/19/18	(3,520)
USD 188,031	TRY 905,184	Barclays Bank PLC	09/19/18	(2,449)
USD 185,094	CNH 1,211,093	Barclays Bank PLC	09/19/18	3,087
ZAR 1,674,682	USD 121,630	Barclays Bank PLC	09/19/18	(803)
HUF 155,480,680	EUR 478,476	Barclays Bank PLC	09/19/18	(8,177)
ZAR 2,605,524	USD 187,949	Barclays Bank PLC	09/19/18	38
ZAR 33,316,423	USD 2,497,464	Barclays Bank PLC	09/19/18	(93,707)
TRY 713,497	USD 148,116	Barclays Bank PLC	09/19/18	2,027
GBP 497,201	USD 668,099	Barclays Bank PLC	09/19/18	(9,583)
USD 188,420	TRY 890,883	Barclays Bank PLC	09/19/18	950
ZAR 2,515,908	USD 185,004	Barclays Bank PLC	09/19/18	(3,483)
USD 186,588	EUR 159,900	Barclays Bank PLC	09/19/18	(1,269)
SEK 1,618,761	EUR 159,096	Barclays Bank PLC	09/19/18	(5,076)
USD 617,828	ARS 17,187,970	Citibank N.A.	07/03/18	23,602
USD 104,457	ARS 2,213,438	Citibank N.A.	07/05/18	28,101
ARS 1,673,028	USD 78,694	Citibank N.A.	07/19/18	(21,864)
USD 72,298	IDR 1,018,721,310	Citibank N.A.	07/23/18	1,289
USD 187,936	KRW 210,018,033	Citibank N.A.	07/26/18	(707)
TWD 5,715,800	USD 193,960	Citibank N.A.	07/27/18	(6,074)
USD 190,621	IDR 2,660,644,769	Citibank N.A.	07/27/18	5,203
IDR 1,498,001,000	USD 104,006	Citibank N.A.	07/27/18	388
USD 187,938	TWD 5,713,972	Citibank N.A.	07/27/18	112
ARS 17,187,970	USD 600,139	Citibank N.A.	07/31/18	(24,088)
USD 244,400	GBP 183,626	Citibank N.A.	08/14/18	1,585
RUB 2,668,529	USD 41,911	Citibank N.A.	08/15/18	379
USD 184,985	RUB 11,875,402	Citibank N.A.	08/20/18	(3,105)
EUR 144,000	USD 168,055	Citibank N.A.	08/31/18	875
USD 75,362	TRY 361,732	Citibank N.A.	09/19/18	(758)
NZD 276,154	AUD 255,057	Citibank N.A.	09/19/18	(1,747)
EUR 162,915	SEK 1,697,456	Citibank N.A.	09/19/18	724
USD 184,584	AUD 248,030	Citibank N.A.	09/19/18	985
EUR 157,077	CZK 4,049,843	Citibank N.A.	09/19/18	1,703
EUR 159,919	PLN 695,823	Citibank N.A.	09/19/18	1,875
NOK 609,786	USD 75,019	Citibank N.A.	09/19/18	91
USD 188,029	NOK 1,525,158	Citibank N.A.	09/19/18	168
USD 189,305	NZD 280,201	Citibank N.A.	09/19/18	(490)
PLN 378,322	EUR 88,201	Citibank N.A.	09/19/18	(2,490)
SEK 2,495,948	EUR 239,117	Citibank N.A.	09/19/18	(554)
SEK 10,055,621	EUR 980,391	Citibank N.A.	09/19/18	(22,253)
USD 374,920	AUD 510,985	Citibank N.A.	09/19/18	(3,327)
AUD 75,347	EUR 47,480	Citibank N.A.	09/19/18	(7)
EUR 319,105	NZD 538,288	Citibank N.A.	09/19/18	10,285
SEK 1,242,570	EUR 121,094	Citibank N.A.	09/19/18	(2,688)
EUR 63,659	NOK 602,746	Citibank N.A.	09/19/18	546
EUR 94,889	SEK 974,864	Citibank N.A.	09/19/18	1,973
SEK 1,246,106	EUR 120,613	Citibank N.A.	09/19/18	(1,726)
SEK 1,615,101	EUR 159,046	Citibank N.A.	09/19/18	(5,430)
USD 719,288	CNH 4,641,380	Citibank N.A.	09/19/18	21,763
NZD 513,564	USD 357,018	Citibank N.A.	09/19/18	(9,154)
SEK 21,686,663	EUR 2,139,853	Citibank N.A.	09/19/18	(77,920)

See Accompanying Notes to Financial Statements

46

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP 67,558	USD 90,418	Citibank N.A.	09/19/18	$(941)
CAD 241,344	USD 184,975	Citibank N.A.	09/19/18	(1,146)
SEK 21,708,246	EUR 2,134,968	Citibank N.A.	09/19/18	(69,756)
EUR 238,760	SEK 2,422,932	Citibank N.A.	09/19/18	8,336
USD 368,173	AUD 487,014	Citibank N.A.	09/19/18	7,670
USD 91,323	GBP 68,364	Citibank N.A.	09/19/18	779
CLP 106,965,879	USD 164,386	Credit Suisse International	08/06/18	(663)
ZAR 2,592,381	USD 187,914	Credit Suisse International	09/19/18	(875)
IDR 14,704,132,549	USD 1,034,482	Deutsche Bank AG	07/02/18	(8,374)
BRL 1,395,156	USD 369,823	Deutsche Bank AG	07/03/18	(9,852)
BRL 712,809	USD 185,991	Deutsche Bank AG	07/03/18	(2,076)
ARS 17,187,970	USD 810,945	Deutsche Bank AG	07/03/18	(216,719)
USD 187,047	BRL 716,859	Deutsche Bank AG	07/03/18	2,087
BRL 711,693	USD 185,991	Deutsche Bank AG	07/03/18	(2,363)
CLP 216,135,070	USD 338,451	Deutsche Bank AG	07/05/18	(7,661)
KRW 198,249,136	USD 186,045	Deutsche Bank AG	07/09/18	(8,113)
ARS 6,685,952	USD 314,929	Deutsche Bank AG	07/12/18	(86,054)
USD 338,451	CLP 216,135,070	Deutsche Bank AG	07/18/18	7,647
USD 116,058	INR 7,919,685	Deutsche Bank AG	07/19/18	678
USD 185,085	INR 12,591,303	Deutsche Bank AG	07/19/18	1,645
USD 56,493	INR 3,857,897	Deutsche Bank AG	07/19/18	288
INR 13,238,579	USD 193,806	Deutsche Bank AG	07/19/18	(937)
USD 99,077	TWD 2,932,677	Deutsche Bank AG	07/27/18	2,676
USD 187,917	IDR 2,664,284,674	Deutsche Bank AG	07/27/18	2,246
USD 197,364	KRW 219,821,559	Deutsche Bank AG	07/31/18	(131)
USD 188,076	KRW 210,701,554	Deutsche Bank AG	07/31/18	(1,225)
KRW 665,136,510	USD 598,117	Deutsche Bank AG	08/03/18	(462)
USD 184,961	THB 6,072,546	Deutsche Bank AG	08/14/18	1,461
USD 554,906	CAD 736,551	Deutsche Bank AG	09/19/18	(6,117)
USD 447,586	CNH 2,871,889	Deutsche Bank AG	09/19/18	15,987
HKD 3,406,372	USD 434,815	Deutsche Bank AG	09/19/18	(59)
AUD 253,985	USD 188,609	Deutsche Bank AG	09/19/18	(602)
GBP 3,259,875	USD 4,346,255	Deutsche Bank AG	09/19/18	(28,720)
USD 367,169	AUD 498,932	Deutsche Bank AG	09/19/18	(2,156)
USD 323,836	CAD 426,636	Deutsche Bank AG	09/19/18	(1,128)
USD 188,213	EUR 160,967	Deutsche Bank AG	09/19/18	(897)
NOK 605,390	EUR 63,937	Deutsche Bank AG	09/19/18	(546)
USD 10,180	HKD 79,806	Deutsche Bank AG	09/19/18	(6)
NZD 274,742	AUD 254,891	Deutsche Bank AG	09/19/18	(2,581)
HKD 9,828,464	USD 1,257,561	Deutsche Bank AG	09/19/18	(3,151)
AUD 255,070	USD 188,416	Deutsche Bank AG	09/19/18	394
JPY 40,595,976	USD 369,920	Deutsche Bank AG	09/19/18	(1,204)
EUR 156,980	GBP 138,064	Deutsche Bank AG	09/19/18	1,567
BRL 559,558	USD 148,503	JPMorgan Chase Bank N.A.	07/03/18	(4,129)
ARS 2,213,438	USD 104,709	JPMorgan Chase Bank N.A.	07/05/18	(28,353)
ARS 8,978,769	USD 351,420	JPMorgan Chase Bank N.A.	07/05/18	(41,682)
KRW 206,246,377	USD 186,486	JPMorgan Chase Bank N.A.	07/09/18	(1,378)
USD 743,959	INR 50,485,049	JPMorgan Chase Bank N.A.	07/11/18	7,784
USD 185,044	INR 12,673,661	JPMorgan Chase Bank N.A.	07/19/18	405
COP 157,870,691	USD 53,957	JPMorgan Chase Bank N.A.	07/23/18	(144)
USD 336,826	KRW 373,894,752	JPMorgan Chase Bank N.A.	07/26/18	986
USD 186,652	KRW 208,312,820	JPMorgan Chase Bank N.A.	07/26/18	(459)
USD 1,380,298	KRW 1,541,792,517	JPMorgan Chase Bank N.A.	07/26/18	(4,573)
USD 190,824	KRW 213,171,622	JPMorgan Chase Bank N.A.	07/26/18	(651)
USD 370,007	TWD 11,153,423	JPMorgan Chase Bank N.A.	07/27/18	3,380
IDR 1,092,732,736	USD 76,661	JPMorgan Chase Bank N.A.	07/27/18	(510)
TWD 6,717,684	USD 221,142	JPMorgan Chase Bank N.A.	07/27/18	(322)
USD 148,094	BRL 559,558	JPMorgan Chase Bank N.A.	08/02/18	4,249
ARS 2,004,961	USD 76,848	JPMorgan Chase Bank N.A.	08/17/18	(10,762)
COP 2,767,110,827	USD 944,471	JPMorgan Chase Bank N.A.	08/22/18	(2,566)
USD 1,292,600	EUR 1,090,811	JPMorgan Chase Bank N.A.	08/31/18	12,948
NOK 1,574,539	USD 193,543	JPMorgan Chase Bank N.A.	09/19/18	400
CNH 1,247,074	USD 187,914	JPMorgan Chase Bank N.A.	09/19/18	(498)

See Accompanying Notes to Financial Statements

47

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK 3,079,515	USD 376,995	JPMorgan Chase Bank N.A.	09/19/18	$2,322
NOK 3,913,875	EUR 410,482	JPMorgan Chase Bank N.A.	09/19/18	(160)
TRY 2,024,868	USD 418,863	JPMorgan Chase Bank N.A.	09/19/18	7,234
EUR 341,934	SEK 3,518,477	JPMorgan Chase Bank N.A.	09/19/18	6,487
EUR 313,993	GBP 275,381	JPMorgan Chase Bank N.A.	09/19/18	4,163
SGD 497,488	EUR 314,007	JPMorgan Chase Bank N.A.	09/19/18	(3,153)
NZD 4,570,479	USD 3,213,412	JPMorgan Chase Bank N.A.	09/19/18	(117,587)
USD 72,433	NOK 585,114	JPMorgan Chase Bank N.A.	09/19/18	362
USD 189,391	GBP 143,044	JPMorgan Chase Bank N.A.	09/19/18	(64)
JPY 19,101,581	USD 174,557	JPMorgan Chase Bank N.A.	09/19/18	(1,065)
GBP 133,356	EUR 150,951	JPMorgan Chase Bank N.A.	09/19/18	(720)
USD 4,381,977	EUR 3,746,817	JPMorgan Chase Bank N.A.	09/19/18	(19,917)
USD 329,582	EUR 282,332	JPMorgan Chase Bank N.A.	09/19/18	(2,112)
EUR 954,320	GBP 837,129	JPMorgan Chase Bank N.A.	09/19/18	12,435
MXN 1,561,900	USD 73,486	JPMorgan Chase Bank N.A.	09/19/18	4,182
HUF 51,856,662	EUR 160,045	JPMorgan Chase Bank N.A.	09/19/18	(3,269)
AUD 233,114	NZD 250,210	JPMorgan Chase Bank N.A.	09/19/18	3,078
CAD 242,549	USD 184,932	JPMorgan Chase Bank N.A.	09/19/18	(185)
AUD 500,965	USD 372,512	JPMorgan Chase Bank N.A.	09/19/18	(1,683)
USD 1,254,368	EUR 1,070,566	JPMorgan Chase Bank N.A.	09/19/18	(3,371)
JPY 115,478,484	USD 1,052,368	JPMorgan Chase Bank N.A.	09/19/18	(3,524)
SGD 284,665	USD 208,446	JPMorgan Chase Bank N.A.	09/19/18	840
USD 185,224	EUR 158,979	JPMorgan Chase Bank N.A.	09/19/18	(1,550)
EUR 314,000	USD 373,508	JPMorgan Chase Bank N.A.	09/19/18	(4,609)
EUR 314,000	USD 370,815	JPMorgan Chase Bank N.A.	09/19/18	(1,916)
USD 102,701	BRL 385,541	Morgan Stanley & Co. International PLC	07/03/18	3,226
USD 186,020	BRL 693,018	Morgan Stanley & Co. International PLC	07/03/18	7,211
USD 185,936	BRL 694,249	Morgan Stanley & Co. International PLC	07/03/18	6,810
USD 1,289,835	BRL 4,845,912	Morgan Stanley & Co. International PLC	07/03/18	39,520
BRL 857,637	USD 222,936	Morgan Stanley & Co. International PLC	07/03/18	(1,654)
USD 187,039	BRL 707,897	Morgan Stanley & Co. International PLC	07/03/18	4,391
BRL 1,398,323	USD 369,979	Morgan Stanley & Co. International PLC	07/03/18	(9,191)
BRL 611,059	USD 160,581	Morgan Stanley & Co. International PLC	07/03/18	(2,919)
BRL 579,284	USD 148,058	Morgan Stanley & Co. International PLC	07/03/18	1,406
USD 452,000	BRL 1,684,771	Morgan Stanley & Co. International PLC	07/03/18	17,304
BRL 770,748	USD 206,973	Morgan Stanley & Co. International PLC	07/03/18	(8,109)
USD 120,043	KRW 129,130,743	Morgan Stanley & Co. International PLC	07/05/18	4,169
KRW 129,130,743	USD 115,683	Morgan Stanley & Co. International PLC	07/05/18	192
USD 372,041	INR 25,157,425	Morgan Stanley & Co. International PLC	07/11/18	5,195
USD 115,737	KRW 129,130,743	Morgan Stanley & Co. International PLC	07/26/18	(251)
USD 838,045	TWD 25,455,605	Morgan Stanley & Co. International PLC	07/27/18	1,285
IDR 25,502,030,217	USD 1,801,627	Morgan Stanley & Co. International PLC	07/27/18	(24,416)
USD 187,968	TWD 5,725,895	Morgan Stanley & Co. International PLC	07/27/18	(249)
USD 187,473	TWD 5,573,014	Morgan Stanley & Co. International PLC	07/27/18	4,281
THB 5,995,407	USD 187,491	Morgan Stanley & Co. International PLC	08/14/18	(6,322)
IDR 17,851,535,158	USD 1,259,812	Morgan Stanley & Co. International PLC	08/16/18	(19,612)
USD 188,046	RUB 11,878,777	Morgan Stanley & Co. International PLC	08/20/18	(97)
RUB 13,936,895	USD 221,142	Morgan Stanley & Co. International PLC	08/20/18	(400)
USD 184,946	RUB 11,948,095	Morgan Stanley & Co. International PLC	08/20/18	(4,295)
RUB 8,727,826	USD 136,292	Morgan Stanley & Co. International PLC	08/20/18	1,944
RUB 4,988,008	USD 78,253	Morgan Stanley & Co. International PLC	08/20/18	750
USD 184,960	RUB 11,720,452	Morgan Stanley & Co. International PLC	08/20/18	(676)
SGD 306,657	USD 225,400	Morgan Stanley & Co. International PLC	09/19/18	54
USD 370,110	JPY 40,574,031	Morgan Stanley & Co. International PLC	09/19/18	1,592
USD 80,955	ZAR 1,109,479	Morgan Stanley & Co. International PLC	09/19/18	907
USD 184,266	AUD 250,086	Morgan Stanley & Co. International PLC	09/19/18	(855)
USD 375,667	CNH 2,439,019	Morgan Stanley & Co. International PLC	09/19/18	9,122
CNH 2,429,570	USD 369,935	Morgan Stanley & Co. International PLC	09/19/18	(4,810)
GBP 142,282	EUR 161,107	Morgan Stanley & Co. International PLC	09/19/18	(829)
USD 185,203	EUR 159,059	Morgan Stanley & Co. International PLC	09/19/18	(1,665)
USD 83,993	CAD 110,925	Morgan Stanley & Co. International PLC	09/19/18	(497)
EUR 163,047	SEK 1,697,180	Morgan Stanley & Co. International PLC	09/19/18	909
EUR 320,000	USD 372,965	Morgan Stanley & Co. International PLC	09/19/18	2,982

See Accompanying Notes to Financial Statements

48

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SGD 275,785	USD 203,493	Morgan Stanley & Co. International PLC	09/19/18	$(736)
USD 83,538	ZAR 1,170,886	Morgan Stanley & Co. International PLC	09/19/18	(941)
EUR 160,910	USD 187,555	Morgan Stanley & Co. International PLC	09/19/18	1,488
USD 74,026	MXN 1,554,104	Morgan Stanley & Co. International PLC	09/19/18	(3,254)
USD 185,000	JPY 20,128,869	Morgan Stanley & Co. International PLC	09/19/18	2,178
USD 185,583	GBP 137,895	Morgan Stanley & Co. International PLC	09/19/18	2,949
USD 370,929	CNH 2,394,586	Morgan Stanley & Co. International PLC	09/19/18	11,061
USD 186,784	EUR 157,110	Morgan Stanley & Co. International PLC	09/19/18	2,206
USD 147,536	CAD 190,987	Morgan Stanley & Co. International PLC	09/19/18	2,063
USD 50,159	CZK 1,085,731	Morgan Stanley & Co. International PLC	09/19/18	1,142
USD 371,018	CNH 2,393,819	Morgan Stanley & Co. International PLC	09/19/18	11,265
EUR 157,114	USD 184,847	Morgan Stanley & Co. International PLC	09/19/18	(265)
EUR 318,921	CNH 2,396,566	Morgan Stanley & Co. International PLC	09/19/18	14,515
SEK 24,023,566	EUR 2,356,846	Morgan Stanley & Co. International PLC	09/19/18	(70,347)
USD 803,185	SGD 1,070,171	Morgan Stanley & Co. International PLC	09/19/18	16,393
HUF 50,690,047	EUR 156,946	Morgan Stanley & Co. International PLC	09/19/18	(3,786)
USD 58,282	CAD 75,437	Morgan Stanley & Co. International PLC	09/19/18	822
CAD 462,052	USD 356,382	Morgan Stanley & Co. International PLC	09/19/18	(4,442)
USD 183,499	AUD 248,925	Morgan Stanley & Co. International PLC	09/19/18	(763)
USD 144,270	ZAR 1,996,425	Morgan Stanley & Co. International PLC	09/19/18	230
USD 377,483	GBP 286,232	Morgan Stanley & Co. International PLC	09/19/18	(1,617)
HUF 52,205,734	EUR 160,045	Morgan Stanley & Co. International PLC	09/19/18	(2,026)
CNH 2,442,865	EUR 318,991	Morgan Stanley & Co. International PLC	09/19/18	(7,638)
NZD 274,956	USD 187,181	Morgan Stanley & Co. International PLC	09/19/18	(939)
AUD 253,903	USD 188,562	Morgan Stanley & Co. International PLC	09/19/18	(616)
USD 185,061	ZAR 2,494,473	Morgan Stanley & Co. International PLC	09/19/18	5,086
AUD 244,040	USD 185,770	Morgan Stanley & Co. International PLC	09/19/18	(5,125)
AUD 964,322	USD 715,069	Morgan Stanley & Co. International PLC	09/19/18	(1,248)
USD 194,621	CNH 1,283,001	Morgan Stanley & Co. International PLC	09/19/18	1,806
EUR 121,685	SEK 1,264,233	Morgan Stanley & Co. International PLC	09/19/18	949
USD 277,822	MXN 5,758,000	RBC Europe Limited	08/28/18	(9,459)
USD 184,874	CAD 240,185	RBC Europe Limited	09/19/18	1,928
EUR 319,133	CAD 490,555	RBC Europe Limited	09/19/18	1,278
HUF 348,883,365	EUR 1,083,778	RBC Europe Limited	09/19/18	(30,245)
EUR 62,371	PLN 270,211	RBC Europe Limited	09/19/18	1,045
EUR 662,057	USD 777,340	RBC Europe Limited	09/19/18	469
USD 370,032	CNH 2,398,096	RBC Europe Limited	09/19/18	9,636
CAD 243,283	USD 185,018	RBC Europe Limited	09/19/18	288
CAD 486,434	USD 371,024	RBC Europe Limited	09/19/18	(512)
CAD 240,882	USD 185,071	RBC Europe Limited	09/19/18	(1,594)
PLN 3,930,466	USD 1,083,874	RBC Europe Limited	09/19/18	(33,202)
USD 185,037	CNH 1,210,511	RBC Europe Limited	09/19/18	3,117
PLN 690,726	EUR 159,078	RBC Europe Limited	09/19/18	(2,250)
USD 1,650,436	GBP 1,233,449	State Street Bank and Trust Co.	08/14/18	19,403
JPY 20,304,405	USD 184,948	State Street Bank and Trust Co.	09/19/18	(531)
USD 97,500	SEK 836,338	State Street Bank and Trust Co.	09/19/18	3,555
JPY 40,309,287	USD 368,913	State Street Bank and Trust Co.	09/19/18	(2,801)
JPY 81,445,212	USD 740,967	State Street Bank and Trust Co.	09/19/18	(1,233)
USD 187,391	AUD 253,990	State Street Bank and Trust Co.	09/19/18	(620)
EUR 319,095	AUD 502,119	State Street Bank and Trust Co.	09/19/18	3,201
EUR 156,986	SEK 1,587,959	State Street Bank and Trust Co.	09/19/18	6,058
EUR 574,792	USD 670,455	State Street Bank and Trust Co.	09/19/18	4,831
USD 301,415	NZD 440,949	State Street Bank and Trust Co.	09/19/18	2,737
USD 185,041	CAD 246,155	State Street Bank and Trust Co.	09/19/18	(2,453)
CAD 120,794	USD 90,822	State Street Bank and Trust Co.	09/19/18	1,185
USD 90,346	NOK 732,897	State Street Bank and Trust Co.	09/19/18	72
EUR 319,089	NZD 537,109	State Street Bank and Trust Co.	09/19/18	11,064
NZD 555,926	AUD 508,977	State Street Bank and Trust Co.	09/19/18	(203)
USD 91,652	SEK 785,916	State Street Bank and Trust Co.	09/19/18	3,371
CAD 126,132	USD 97,264	State Street Bank and Trust Co.	09/19/18	(1,191)
USD 188,076	JPY 20,565,360	State Street Bank and Trust Co.	09/19/18	1,289
SEK 869,414	USD 97,931	State Street Bank and Trust Co.	09/19/18	(270)
CAD 75,338	EUR 48,407	State Street Bank and Trust Co.	09/19/18	514

See Accompanying Notes to Financial Statements

49

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK 797,128	USD 90,794	State Street Bank and Trust Co.	09/19/18	$(1,253)
EUR 156,988	SEK 1,598,705	State Street Bank and Trust Co.	09/19/18	4,853
USD 1,564,174	CAD 2,028,108	State Street Bank and Trust Co.	09/19/18	19,387
USD 96,981	CAD 128,045	State Street Bank and Trust Co.	09/19/18	(550)
EUR 156,974	CAD 241,621	State Street Bank and Trust Co.	09/19/18	379
CHF 816,400	EUR 702,758	State Street Bank and Trust Co.	09/19/18	4,481
EUR 158,991	PLN 688,737	State Street Bank and Trust Co.	09/19/18	2,679
USD 184,313	AUD 243,979	UBS AG	09/19/18	3,713
MXN 3,291,278	USD 164,386	UBS AG	09/19/18	(723)
USD 114,134	EUR 96,980	UBS AG	09/19/18	198
CNH 1,468,887	USD 221,142	UBS AG	09/19/18	(391)
AUD 245,957	USD 183,645	UBS AG	09/19/18	(1,580)
EUR 159,019	USD 185,219	UBS AG	09/19/18	1,601
AUD 250,937	NZD 269,200	UBS AG	09/19/18	3,408
USD 84,267	NOK 673,071	UBS AG	09/19/18	1,362
EUR 319,816	USD 371,833	UBS AG	09/19/18	3,898
JPY 20,323,787	EUR 157,026	UBS AG	09/19/18	113
CHF 181,895	EUR 157,026	UBS AG	09/19/18	469
NZD 263,962	USD 184,347	UBS AG	09/19/18	(5,552)
USD 369,093	NZD 537,097	UBS AG	09/19/18	5,289
USD 366,858	NZD 534,241	UBS AG	09/19/18	4,988
USD 733,433	AUD 997,896	UBS AG	09/19/18	(5,240)
USD 185,050	NZD 263,017	UBS AG	09/19/18	6,895
USD 370,981	EUR 318,100	UBS AG	09/19/18	(2,735)
USD 371,640	EUR 317,946	UBS AG	09/19/18	(1,894)
NZD 275,859	AUD 255,100	UBS AG	09/19/18	(1,979)
CAD 186,803	USD 142,860	UBS AG	09/19/18	(574)
USD 741,783	HKD 5,809,624	UBS AG	09/19/18	299
EUR 535,866	NOK 5,080,840	UBS AG	09/19/18	3,725
EUR 159,019	USD 185,140	UBS AG	09/19/18	1,681
EUR 158,995	USD 184,944	UBS AG	09/19/18	1,849
CHF 183,905	EUR 159,043	UBS AG	09/19/18	144
USD 170,558	AUD 231,596	UBS AG	09/19/18	(877)
USD 186,697	GBP 139,931	UBS AG	09/19/18	1,367
CHF 364,262	USD 370,046	UBS AG	09/19/18	332
EUR 158,897	SEK 1,638,355	UBS AG	09/19/18	2,642
				$(990,407)

At June 30, 2018, the following futures contracts were outstanding for VY® Goldman Sachs Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australia 3-Year Bond	92	09/17/18	$7,580,780	$17,053
Euro-Bund	11	09/06/18	2,088,087	9,030
Short-Term Euro-BTP	12	09/06/18	1,550,887	2,422
U.S. Treasury 2-Year Note	119	09/28/18	25,207,547	(16,792)
U.S. Treasury 5-Year Note	24	09/28/18	2,726,813	(2,291)
U.S. Treasury Long Bond	62	09/19/18	8,990,000	139,001
U.S. Treasury Ultra 10-Year Note	4	09/19/18	512,938	5,591
U.S. Treasury Ultra Long Bond	71	09/19/18	11,328,938	266,878
			$59,985,990	$420,892

See Accompanying Notes to Financial Statements

50

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
3-Month Euribor	(62)	12/16/19	$(18,124,453)	$(4,571)
90-Day Eurodollar	(5)	12/17/18	(1,217,000)	9,118
90-Day Eurodollar	(18)	06/17/19	(4,371,525)	(871)
90-Day Eurodollar	(146)	12/14/20	(35,412,300)	9,280
Euro-OAT	(12)	09/06/18	(2,165,664)	(9,588)
U.S. Treasury 10-Year Note	(44)	09/19/18	(5,288,250)	(7,425)
			$(66,579,192)	$(4,057)

At June 30, 2018, the following centrally cleared credit default swaps were outstanding for VY® Goldman Sachs Bond Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)	Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 30, Version 1	Buy	5.000	06/20/23	USD 1,605,000	$(92,214)	$13,022
					$(92,214)	$13,022

Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection(5)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(6)	Termination Date	Notional Amount(3)	Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment Grade Index, Series 30, Version 1	Sell	(1.000)	06/20/23	USD 3,675,000	54,368	$(7,045)
iTraxx Europe Crossover Index, Series 29, Version 1	Sell	(1.000)	06/20/23	EUR 1,100,000	16,746	(3,005)
					71,114	$(10,050)

At June 30, 2018, the following over-the-counter credit default swaps were outstanding for VY® Goldman Sachs Bond Portfolio:

Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection(1)

Counterparty	Reference Entity/Obligation(2)	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)	Termination Date	Notional Amount(3)		Fair Value(4)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	50,000	$(856)	$154	$(1,010)
Barclays Bank PLC	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	2,830,000	(48,446)	15,480	(63,926)
Barclays Bank PLC	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	40,000	(685)	39	(724)
Barclays Bank PLC	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	12/20/21	USD	90,000	(1,531)	(234)	(1,297)
Barclays Bank PLC	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	12/20/21	USD	360,000	(6,124)	(993)	(5,131)
Barclays Bank PLC	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	12/20/21	USD 100,000		(1,701)	(48)	(1,653)
Citibank N.A.	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	250,000	(4,280)	333	(4,613)
Citibank N.A.	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	1,680,000	(28,759)	5,705	(34,464)
Citibank N.A.	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	310,000	(5,307)	955	(6,262)
Deutsche Bank AG	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	1,080,000	(18,488)	6,658	(25,146)
Deutsche Bank AG	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	80,000	(1,370)	179	(1,549)
Deutsche Bank AG	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	10,000	(171)	(1)	(170)
Deutsche Bank AG	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	160,000	(2,739)	225	(2,964)

See Accompanying Notes to Financial Statements

51

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Counterparty	Reference Entity/Obligation(2)	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)	Termination Date	Notional Amount(3)		Fair Value(4)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	12/20/21	USD	360,000	$(6,124)	$929	$(7,053)
JPMorgan Chase Bank N.A.	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	110,000	(1,883)	339	(2,222)
JPMorgan Chase Bank N.A.	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	50,000	(856)	67	(923)
JPMorgan Chase Bank N.A.	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	20,000	(342)	51	(393)
JPMorgan Chase Bank N.A.	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	110,000	(1,883)	240	(2,123)
							$(131,545)	$30,078	$(161,623)

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.
(5)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.
(6)	Payments received quarterly.

At June 30, 2018, the following centrally cleared interest rate swaps were outstanding for VY® Goldman Sachs Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	6-month AUD-BBSW	Semi-Annual	2.750%	Semi-Annual	09/19/28	AUD	2,180,000	$(14,191)	$23,255
Pay	3-month CAD-CDOR	Semi-Annual	2.000	Semi-Annual	09/19/20	CAD	5,620,000	(28,413)	3,610
Pay	3-month CAD-CDOR	Semi-Annual	2.250	Semi-Annual	09/19/28	CAD	2,420,000	(56,008)	19,252
Pay	6-month CHF-LIBOR	Semi-Annual	1.000	Annual	06/21/28	CHF	1,260,000	3,990	10,266
Pay	3-month EUR-EURIBOR	Quarterly	0.100	Annual	09/19/20	EUR	11,740,000	82,194	26,853
Pay	6-month EUR-EURIBOR	Semi-Annual	0.350	Annual	12/16/21	EUR	19,980,000	60,198	114,363
Pay	6-month EUR-EURIBOR	Semi-Annual	0.750	Annual	06/15/23	EUR	15,690,000	114,877	105,172
Pay	6-month EUR-EURIBOR	Semi-Annual	0.500	Annual	09/19/23	EUR	12,490,000	132,368	94,191
Pay	6-month GBP-LIBOR	Semi-Annual	1.000	Semi-Annual	09/19/20	GBP	7,220,000	(14,951)	2,047
Pay	6-month GBP-LIBOR	Semi-Annual	1.200	Semi-Annual	11/21/23	GBP	5,100,000	(56,329)	18,222
Pay	3-month NOK-NIBOR	Quarterly	1.450	Annual	09/19/20	NOK	36,530,000	1,731	(655)
Pay	6-month NOK-NIBOR	Semi-Annual	1.600	Annual	09/19/20	NOK	34,830,000	8,103	1,816
Pay	3-month SEK-STIBOR	Quarterly	(0.330)	Annual	09/15/18	SEK	61,360,000	953	(158)
Pay	3-month USD-LIBOR	Quarterly	2.139	Semi-Annual	11/20/20	USD	31,040,000	(460,462)	(416,740)
Pay	3-month USD-LIBOR	Quarterly	2.250	Semi-Annual	09/19/23	USD	14,490,000	(441,990)	42,467
Pay	3-month USD-LIBOR	Quarterly	2.750	Semi-Annual	12/21/27	USD	4,600,000	(40,227)	26,388
Pay	3-month USD-LIBOR	Quarterly	2.750	Semi-Annual	06/16/37	USD	970,000	(18,026)	7,927
Pay	3-month USD-LIBOR	Quarterly	2.500	Semi-Annual	06/17/47	USD	640,000	(12,294)	4,279
Pay	3-month USD-LIBOR	Quarterly	3.000	Semi-Annual	06/15/48	USD	8,230,000	66,660	61,754
Receive	6-month AUD-BBSW	Semi-Annual	3.500	Semi-Annual	12/21/27	AUD	1,900,000	(20,738)	(3,455)
Receive	3-month CAD-CDOR	Semi-Annual	2.250	Semi-Annual	09/19/23	CAD	410,000	3,443	266
Receive	6-month EUR-EURIBOR	Semi-Annual	0.100	Annual	10/15/20	EUR	1,390,000	(7,718)	(6)
Receive	6-month EUR-EURIBOR	Semi-Annual	1.500	Annual	06/21/28	EUR	1,170,000	699	(8,234)
Receive	6-month EUR-EURIBOR	Semi-Annual	1.000	Annual	09/19/28	EUR	180,000	(1,591)	(553)
Receive	6-month EUR-EURIBOR	Semi-Annual	1.500	Annual	09/19/38	EUR	3,040,000	(55,230)	(56,141)
Receive	6-month EUR-EURIBOR	Semi-Annual	1.500	Annual	09/19/48	EUR	790,000	(6,867)	(19,681)
Receive	6-month GBP-LIBOR	Semi-Annual	1.250	Semi-Annual	09/19/23	GBP	10,720,000	62,804	(9,160)
Receive	6-month GBP-LIBOR	Semi-Annual	1.500	Semi-Annual	09/19/28	GBP	640,000	3,997	(2,421)

See Accompanying Notes to Financial Statements

52

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	6-month GBP-LIBOR	Semi-Annual	1.400%	Semi-Annual	11/21/28	GBP	3,080,000	$64,669	$(13,367)
Receive	6-month GBP-LIBOR	Semi-Annual	1.750	Semi-Annual	12/14/37	GBP	3,840,000	19,478	11,312
Receive	6-month JPY-LIBOR	Semi-Annual	1.250	Semi-Annual	06/14/38	JPY	29,160,000	(4,840)	(2,670)
Receive	6-month JPY-LIBOR	Semi-Annual	1.500	Semi-Annual	06/16/48	JPY	30,760,000	(6,409)	(291)
Receive	6-month JPY-LIBOR	Semi-Annual	1.000	Semi-Annual	09/19/48	JPY	194,560,000	(74,455)	(14,568)
Receive	3-month NZD-BBR-FRA	Quarterly	2.750	Semi-Annual	09/19/23	NZD	2,490,000	(12,860)	(16,858)
Receive	3-month NZD-BBR-FRA	Quarterly	4.000	Semi-Annual	06/21/28	NZD	1,570,000	(17,687)	(18,596)
Receive	3-month NZD-BBR-FRA	Quarterly	3.250	Semi-Annual	09/19/28	NZD	2,400,000	(26,823)	(28,051)
Receive	6-month PLZ-WIBOR	Semi-Annual	2.550	Annual	03/21/23	PLN	6,130,000	(10,338)	(14,939)
Receive	3-month SEK-STIBOR	Quarterly	0.100	Annual	09/19/20	SEK	148,930,000	(63,309)	(25,784)
Receive	3-month SEK-STIBOR	Quarterly	0.500	Annual	12/16/21	SEK	158,690,000	(33,480)	(117,431)
Receive	3-month SEK-STIBOR	Quarterly	0.500	Annual	09/19/22	SEK	62,270,000	(54,846)	(42,047)
Receive	3-month SEK-STIBOR	Quarterly	0.750	Annual	09/19/23	SEK	152,580,000	(223,994)	(112,932)
Receive	3-month SEK-STIBOR	Quarterly	2.000	Annual	11/02/27	SEK	17,590,000	(22,954)	(23,281)
Receive	3-month SEK-STIBOR	Quarterly	2.250	Annual	12/21/27	SEK	22,420,000	(55,159)	(10,216)
Receive	3-month SEK-STIBOR	Quarterly	1.250	Annual	09/19/28	SEK	10,040,000	(7,457)	(18,984)
Receive	3-month USD-LIBOR	Quarterly	2.275	Semi-Annual	11/20/23	USD	13,450,000	402,839	380,480
Receive	3-month USD-LIBOR	Quarterly	2.882	Semi-Annual	02/28/25	USD	6,210,000	1,775	(41,782)
Receive	3-month USD-LIBOR	Quarterly	2.500	Semi-Annual	09/19/28	USD	190,000	7,324	(2,049)
								$(811,544)	$(67,130)

At June 30, 2018, the following over-the-counter-total return swaps were outstanding for VY® Goldman Sachs Bond Portfolio:

Pay/Receive Floating Rate	Reference Entity	Reference Entity Payment Frequency	Floating Rate	Floating Rate Payment Frequency	Counterparty	Termination Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	Arab Republic of Egypt Treasury Bill	At Maturity	0.000	At Maturity	Citibank N.A.	10/11/18	USD 123,591	$(247,182)	$(247,182)	$—
								$(247,182)	$(247,182)	$—

The following sales commitments were held by the VY® Goldman Sachs Bond Portfolio at June 30, 2018:

Principal Amount	Description	Contractual Settlement Date	Fair Value
$(5,000,000)	Ginnie Mae, 4.000%, due 07/1/44	07/19/18	$(5,123,731)
	Total Sales Commitments Proceeds receivable $(5,111,797)		$(5,123,731)

Currency AbbreviationsARS — Argentine Peso

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
CLP — Chilean Peso
CNH — Chinese Offshore Yuan
COP — Colombian Peso
CZK — Czech Koruna
EUR — EU Euro
GBP — British Pound
HKD — Hong Kong Sar Dollar
HUF — Hungarian Forint
IDR — Indonesian Rupiah
INR — Indian Rupee
JPY — Japanese Yen
KRW — South Korean Won

See Accompanying Notes to Financial Statements

53

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

MXN — Mexican Peso
NOK — Norwegian Krone
NZD — New Zealand Dollar
PLN — Polish Zloty
RUB — Russian Ruble
SEK — Swedish Krona
SGD — Singapore Dollar
THB — Thai Baht
TRY — Turkish Lira
TWD — Taiwan New Dollar
USD — United States Dollar
ZAR — South African Rand

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$788,493
Interest rate contracts	Net Assets- Unrealized appreciation*	458,373
Credit contracts	Net Assets- Unrealized appreciation**	13,022
Interest rate contracts	Net Assets- Unrealized appreciation**	953,921
Credit contracts	Upfront payments paid on swap agreements	31,355
Total Asset Derivatives		$2,245,164
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$1,778,900
Interest rate contracts	Net Assets- Unrealized depreciation*	41,538
Credit contracts	Net Assets- Unrealized depreciation**	10,050
Interest rate contracts	Net Assets- Unrealized depreciation**	1,021,050
Credit contracts	Upfront payments received on OTC swap agreements	1,277
Credit contracts	Unrealized depreciation on OTC swap agreements	161,623
Interest rate contracts	Upfront payments received on OTC swap agreements	247,182
Total Liability Derivatives		$3,261,620

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.
**	Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments. Only current day’s variation margin receivable/payable is shown on the Statement of Assets and Liabiliites.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2018 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Swaps	Total
Credit contracts	$—	$—	$(163,159)	$(163,159)
Foreign exchange contracts	(780,787)	—	—	(780,787)
Interest rate contracts	—	(1,242,778)	29,988	(1,212,790)
Total	$(780,787)	$(1,242,778)	$(133,171)	$(2,156,736)

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Swaps	Total
Credit contracts	$—	$—	$276,890	$276,890
Foreign exchange contracts	(1,465,415)	—	—	(1,465,415)
Interest rate contracts	—	379,293	218,699	597,992
Total	$(1,465,415)	$379,293	$495,589	$(590,533)

See Accompanying Notes to Financial Statements

54

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2018:

	Bank of America N.A.	Barclays Bank PLC	Citibank N.A.	Credit Suisse International	Deutsche Bank AG	JPMorgan Chase Bank N.A.	Morgan Stanley & Co. International PLC	RBC Europe Limited	State Street Bank and Trust Co.	UBS AG	Totals
Assets:
Forward foreign currency contracts	$126,133	$97,801	$118,432		$36,676	$71,255	$187,403	$17,761	$89,059	$43,973	$788,493
Total Assets	$126,133	$97,801	$118,432	$—	$36,676	$71,255	$187,403	$17,761	$89,059	$43,973	$788,493

Liabilities:
Forward foreign currency contracts	$260,352	$308,237	$256,225	$1,538	$391,134	$260,912	$190,590	$77,262	$11,105	$21,545	$1,778,900
OTC credit default swaps	—	59,343	38,346	—	28,892	4,964	—	—	—	—	131,545
OTC total return swaps	—	—	247,182	—	—	—	—	—	—	—	247,182
Total Liabilities	$260,352	$367,580	$541,753	$1,538	$420,026	$265,876	$190,590	$77,262	$11,105	$21,545	$2,157,627

Net OTC derivative instruments by counterparty, at fair value	$(134,219)	$(269,779)	$(423,321)	$(1,538)	$(383,350)	$(194,621)	$(3,187)	$(59,501)	$77,954	$22,428	$(1,369,134)

Total collateral pledged by the Portfolio/(Received from counterparty)	$90,000	$250,000	$180,000	$—	$230,000	$80,000	$—	$—	$—	$—	$830,000

Net Exposure(1)	$(44,219)	$(19,779)	$(243,321)	$(1,538)	$(153,350)	$(114,621)	$(3,187)	$(59,501)	$77,954	$22,428	$(539,134)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $247,580,332.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$3,294,035
Gross Unrealized Depreciation	(6,744,804)
Net Unrealized Depreciation	$(3,450,769)

See Accompanying Notes to Financial Statements

55

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

RETIREMENT | INVESTMENTS | INSURANCE voyainvestments.com	VPSAR-VIT3AIS (0618-082318)

Semi-Annual Report

June 30, 2018

Classes ADV, I and S

Voya Investors Trust
■ Voya Global Perspectives® Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT
voyainvestments.com

President’s Letter	1
Market Perspective	2
Shareholder Expense Example	4
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Portfolio of Investments	15

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolio’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolio voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolio’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS
The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolio’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolio’s Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT’S LETTER

Mid-Year Outlook

Dear Shareholder,

Market performance has been disappointing in the first half of 2018, as illustrated by the year-to-date returns in U.S. equities, despite two back-to-back quarters of over 20% earnings growth. Such periods of sweeping weak equity and bond returns are uncommon, especially when corporate profits look robust. Profits do not arise from nowhere: statistical reports this year show strong economic growth, expansion of jobs and higher consumer spending. How can we explain the disconnection between the economy and financial markets?

Investors have had to process a range of mixed signals: U.S. economic statistics point to strong growth, but the rest of the world has moderated, particularly the emerging markets. Trade concerns have clouded the financial market narrative, with scant visibility to a resolution. There are other risks besides trade conflict, such as complicated U.S. politics with the approaching mid-term elections, inflation overshoots potentially quickening the pace of interest rates increases and populist politics throwing into question the sustainability of the euro zone. The response to all this uncertainty has been vacillation between bursts of pessimism and optimism, which has led to market tumbles and rallies in rapid succession.

As 2019 approaches, we will see whether optimism or pessimism sets the tone for the year. The current state of heightened volatility may or may not persist. If it does, investors can expect to feel the pull of temptation — it is hard to resist the impulse to change one’s investment strategy seeking to avoid downturns. We believe it is important to remember that regardless of what happens in the financial markets, investors generally are better off sticking to their plans. A plan based upon your long-term goals and risk tolerances, developed with your financial advisor, offers the best chance of reaching your destination.

If your goals or needs have changed, thoroughly discuss these issues with your investment advisor before making any changes to your investment plan. Voya seeks to remain a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Dina Santoro
President
Voya Family of Funds
July 19, 2018

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2018

Our new fiscal year commenced with global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, in seemingly robust health. The Index had returned 18.48% in 2017, rising in every month. A “buy-the-dip” mentality prevailed among investors in risk assets, in which disappointments were soon forgiven. A narrative of synchronized global growth and corporate earnings, with monetary conditions still historically easy, looked intact. (The Index returned 0.43% for the six-months ended June 30, 2018, measured in U.S. dollars.)

But having reached an all-time high on January 26, in February the spell was broken, and after 15 consecutive gains, the Index suffered a monthly loss. Another loss followed in March, and for the six-months through June the Index edged up just 1.29%.

December had seen new unemployment claims near a 44-year low. Gross Domestic Product (“GDP”) recorded growth of 3.16% in the latest quarter. Tax reform legislation was signed into law on December 22, under which the lower corporate tax rate of 21% would boost the corporate earnings available for distribution or share buy-backs.

The Federal Open Market Committee (“FOMC”) had raised the federal funds rate by 25bp (0.25%) from 1.25% to 1.50%, with three more increases projected for 2018. As 2017 ended, new unemployment claims were near a 44-year low and the unemployment rate was stable at 4.1%. All seemed well, but some commentators wondered whether a tax cut stimulus costing $1 trillion to an already strong economy near full employment, would require more than three increases, and how would markets react when this became obvious.

In Europe, initially, evidence of the euro zone’s economic recovery continued to accumulate; GDP grew at 2.8% year-over-year and unemployment edged down to 8.6%, the lowest since December 2008. Purchasing managers’ indices, closely watched leading indicators of economic activity, reached multi-year highs. But as the months wore on, these fell back and the June readings were the lowest of the year, while industrial production sagged and core inflation slipped to 1.0%. The UK’s economy was still beset by uncertainty over Brexit. First quarter GDP was just 1.2% above the level one year earlier.

In Asia, China’s GDP growth was steady at 6.8% year-over-year. But tighter monetary policy to force deleveraging was driving up bond defaults, while key measures of economic activity, like fixed asset investment, retail sales and industrial production were cooling. In Japan, GDP grew for eight consecutive quarters, but in the first quarter of 2018 it fell by 0.6% annualized, with wage and price inflation still stubbornly low. In short, the main international economies seemed to be faltering.

In the U.S., 2018 started with a rather tame January employment report, but was followed in mid-month by unexpectedly strong inflation figures. Bond yields were creeping up and by January 22, the ten-year Treasury yield reached a three-year high. In early February fears of inflation and spiking bond yields gripped markets, which became much more volatile. The Index slumped 7% in a week.

Still, the underlying U.S. economy remained strong. In April the unemployment rate broke below 4% and in June it was reported at 3.75%, equaling the lowest since 1969. While GDP growth in the first quarter of 2018, at 2.0%, continued its recent pattern of modest first quarter increases, expectations for the second quarter exceeded 4%.

In March and June the FOMC duly raised rates, with two more increases now projected for 2018.

But by then investors had more to worry about than rising U.S. interest rates. On March 1, the White House announced tariffs of 25% on imported steel and 10% on aluminum, which took effect at the beginning of June. Specific tariffs on Chinese imports and restrictions on Chinese investments were promised, as was a 20% tariff on European auto imports. Retaliation was swift.

So June ended with the aura of synchronized global growth fading fast and what was left of it threatened by a trade war, from which surely no-one could expect any lasting benefit.

In U.S. fixed income markets, the Treasury yields rose across the curve, the short end significantly more than the long. Indeed the excess of the 10-year yield over the two-year fell to just 0.32%, the lowest in nearly 11 years. The Bloomberg Barclays U.S. Aggregate Bond Index lost 1.62%, the Bloomberg Barclays U.S. Corporate Investment Grade Bond sub-index fell 3.27%, dragged down by longer dated issues, which especially suffered as interest rates rose.

U.S. equities, represented by the S&P 500® Index including dividends, rose 2.65%. The earnings per share of its constituent companies recorded growth in the first quarter of 2018 of 24.8% year-over-year, the most since 2010. Consumer discretionary, the sector of Amazon and Netflix, was the top performer, up 11.52%; consumer staples suffered the biggest loss, 8.55%.

In currencies, the dollar rose 2.94% against the euro and 2.42% against the pound, but slipped 1.78% against the yen. From about April, after sustained weakness, dollar strength returned as the economic data for most of the rest of the world faded.

International markets were all unnerved by February’s general upsurge in volatility and by the risk of a trade war referred to above. In addition, the fiscal boost in the U.S. probably improved that market’s relative attractiveness. MSCI Japan® Index fell 3.66% over the fiscal half-year. MSCI Europe ex UK® Index lost 1.21%. Political worries resurfaced in Italy with the election of a populist government to add to those caused by weakening economic indicators. MSCI UK® Index gained 1.39%, driven by its big global energy constituents, as oil prices recovered.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

BENCHMARK DESCRIPTIONS

Index	Description
Bloomberg Barclays U.S. Aggregate Bond Index	An index of publicly issued investment grade U.S. government, mortgage-backed, asset-backed and corporate debt securities.
Bloomberg Barclays U.S. Corporate Investment Grade Bond Index	An index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An index that measures the performance of over 1,600 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

3

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018. The Portfolio’s expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2018**	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2018**

Class ADV	$1,000.00	$989.50	0.48%	$2.37	$1,000.00	$1,022.41	0.48%	$2.41
Class I	1,000.00	991.30	0.18	0.89	1,000.00	1,023.90	0.18	0.90
Class S	1,000.00	989.50	0.43	2.12	1,000.00	1,022.66	0.43	2.16

*	The annualized expense ratios do not include expenses of underlying funds.

**	Expenses are equal to the Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

STATEMENT OF ASSETS AND LIABILITIES AS OF JUNE 30, 2018 (UNAUDITED)

ASSETS:
Investments in affiliated underlying funds at fair value*	$121,546,131
Cash	4,506
Receivables:
Investments in affiliated underlying funds sold	2,142,653
Fund shares sold	5,361
Dividends	1,763
Prepaid expenses	1,258
Reimbursement due from manager	8,400
Other assets	5,619
Total assets	123,715,691
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	2,109,120
Payable for fund shares redeemed	38,894
Payable for investment management fees	20,211
Payable for distribution and shareholder service fees	27,866
Payable to trustees under the deferred compensation plan (Note 6)	5,619
Payable for trustee fees	637
Other accrued expenses and liabilities	36,439
Total liabilities	2,238,786
NET ASSETS	$121,476,905

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$109,711,334
Undistributed net investment income	4,696,848
Accumulated net realized gain	2,681,697
Net unrealized appreciation	4,387,026
NET ASSETS	$121,476,905

* Cost of investments in affiliated underlying funds	$117,159,105

Class ADV
Net assets	$111,575,363
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	9,838,163
Net asset value and redemption price per share	$11.34

Class I
Net assets	$9,843,752
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	859,699
Net asset value and redemption price per share	$11.45

Class S
Net assets	$57,790
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	5,085
Net asset value and redemption price per share	$11.36

See Accompanying Notes to Financial Statements

5

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2018 (UNAUDITED)

INVESTMENT INCOME:
Dividends from affiliated underlying funds	$1,879,984
Total investment income	1,879,984

EXPENSES:
Investment management fees	126,359
Distribution and shareholder service fees:
Class ADV	351,349
Class S	73
Transfer agent fees	203
Shareholder reporting expense	9,412
Professional fees	17,300
Custody and accounting expense	5,021
Trustee fees	2,548
Miscellaneous expense	6,304
Total expenses	518,569
Waived and reimbursed fees	(227,596)
Net expenses	290,973
Net investment income	1,589,011

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	10
Sale of affiliated underlying funds	1,649,509
Capital gain distributions from affiliated underlying funds	2,835,006
Foreign currency related transactions	68
Net realized gain	4,484,593
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(7,280,095)
Net change in unrealized appreciation (depreciation)	(7,280,095)
Net realized and unrealized loss	(2,795,502)
Decrease in net assets resulting from operations	$(1,206,491)

See Accompanying Notes to Financial Statements

6

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
FROM OPERATIONS:
Net investment income	$1,589,011	$2,941,535
Net realized gain	4,484,593	5,557,074
Net change in unrealized appreciation (depreciation)	(7,280,095)	10,631,753
Increase (decrease) in net assets resulting from operations	(1,206,491)	19,130,362

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(3,290,221)
Class I	—	(212,119)
Class S	—	(1,437)
Total distributions	—	(3,503,777)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,733,881	6,659,576
Reinvestment of distributions	—	3,503,777
	3,733,881	10,163,353
Cost of shares redeemed	(12,121,576)	(48,989,454)
Net decrease in net assets resulting from capital share transactions	(8,387,695)	(38,826,101)
Net decrease in net assets	(9,594,186)	(23,199,516)

NET ASSETS:
Beginning of year or period	131,071,091	154,270,607
End of year or period	$121,476,905	$131,071,091
Undistributed net investment income at end of year or period	$4,696,848	$3,107,837

See Accompanying Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions										Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains		From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)		($)	($)		($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class ADV
06-30-18	11.46	0.14	•	(0.26)	(0.12)	—		—		—	—		—	11.34	(1.05)	0.87	0.48	0.48	2.48	111,575	9
12-31-17	10.26	0.23	•	1.25	1.48	0.28		—		—	0.28		—	11.46	14.60	0.86	0.48	0.48	2.11	122,258	13
12-31-16	9.87	0.23	•	0.41	0.64	0.25		—		—	0.25		—	10.26	6.49	0.89	0.52	0.52	2.25	139,474	52
12-31-15	10.91	0.21	•	(0.57)	(0.36)	0.26		0.42		—	0.68		—	9.87	(3.68)	0.98	0.48	0.48	1.99	154,227	42
12-31-14	10.51	0.17	•	0.23	0.40	0.00	*	0.00	*	—	0.00	*	—	10.91	3.84	0.99	0.46	0.46	1.57	197,242	30
05-01-13(5)–12-31-13	10.00	0.12	•	0.39	0.51	—		—		—	—		—	10.51	5.10	2.58	0.89	0.89	1.80	24,390	8
Class I
06-30-18	11.55	0.17	•	(0.27)	(0.10)	—		—		—	—		—	11.45	(0.87)	0.27	0.18	0.18	2.91	9,844	9
12-31-17	10.34	0.25	•	1.28	1.53	0.32		—		—	0.32		—	11.55	14.98	0.26	0.18	0.18	2.29	8,755	13
12-31-16	9.95	0.25	•	0.43	0.68	0.29		—		—	0.29		—	10.34	6.81	0.24	0.22	0.22	2.41	14,747	52
12-31-15	10.99	0.25	•	(0.57)	(0.32)	0.30		0.42		—	0.72		—	9.95	(3.35)	0.23	0.18	0.18	2.36	2,994	42
12-31-14	10.55	0.19	•	0.25	0.44	0.00	*	0.00	*	—	0.00	*	—	10.99	4.21	0.24	0.15	0.15	1.74	1,456	30
05-01-13(5)–12-31-13	10.00	0.15	•	0.40	0.55	—		—		—	—		—	10.55	5.50	1.83	0.29	0.29	2.23	261	8
Class S
06-30-18	11.48	0.15	•	(0.27)	(0.12)	—		—		—	—		—	11.36	(1.05)	0.52	0.43	0.43	2.55	58	9
12-31-17	10.28	0.23		1.27	1.50	0.30		—		—	0.30		—	11.48	14.71	0.51	0.43	0.43	2.14	58	13
12-31-16	9.90	0.23		0.42	0.65	0.27		—		—	0.27		—	10.28	6.55	0.49	0.47	0.47	2.28	50	52
12-31-15	10.95	0.22	•	(0.58)	(0.36)	0.27		0.42		—	0.69		—	9.90	(3.70)	0.48	0.43	0.43	2.03	47	42
12-31-14	10.54	0.16		0.25	0.41	—		0.00	*	—	0.00	*	—	10.95	3.91	0.49	0.40	0.40	1.50	33	30
05-01-13(5)–12-31-13	10.00	0.14		0.40	0.54	—		—		—	—		—	10.54	5.40	2.08	0.54	0.54	2.03	32	8

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by an Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the year or period.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

8

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust consists of twenty-four active separate investment series. The series included in this report is Voya Global Perspectives® Portfolio (“Global Perspectives” or the “Portfolio”), a diversified series of the Trust. The investment objective of the Portfolio is described in the Portfolio’s Prospectus.

The classes of shares included in this report are: Adviser (“Class ADV”), Institutional (“Class I”) and Service (“Class S”). With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolio. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolio. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolio.

Global Perspectives seeks to achieve its investment objective by investing in affiliated investment companies that, in turn, invest directly in a wide range of portfolio securities (i.e., stocks and bonds). The investment companies in which the Portfolio invests are collectively referred to as the “Underlying Funds.”

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolio in the preparation of its financial statements. The Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A.  Security Valuation. The Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of the Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Portfolio is closed for business, Portfolio shares will not be priced and the Portfolio does not transact purchase and redemption orders. To the extent the Portfolio’s assets are traded in other markets on days when the Portfolio does not price its shares, the value of the Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of the Portfolio.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official

9

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, the Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolio’s Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which the Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolio’s valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolio. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine the Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Portfolio.

Each investment asset or liability of the Portfolio is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

10

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolio classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing the Portfolio’s investments under these levels of classification is included following the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between levels of the Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when the Portfolio has a significant amount of Level 3 investments.

B.  Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income distributions in the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Realized gains and losses are reported on the basis of identified cost of securities sold.

C.  Foreign Currency Translation. The books and records of the Portfolio are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolio does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D.  Distributions to Shareholders. The Portfolio records distributions to its shareholders on the ex-dividend date. The Portfolio declares and pays dividends and capital gain distributions, if any, annually. The Portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E.  Federal Income Taxes. It is the policy of the Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Portfolio’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

The Portfolio may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F.  Use of Estimates. The preparation of financial statements in conformity with GAAP requires management

11

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.  Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENTS IN UNDERLYING FUNDS

For the period ended June 30, 2018, the cost of purchases and the proceeds from the sales of the Underlying Funds were as follows:

Purchases	Sales
$11,269,510	$18,077,962

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolio has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolio. The Investment Adviser oversees all investment management and portfolio management services for the Portfolio and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on: 0.20% of average daily net assets invested in affiliated Underlying Funds and 0.40% of the average daily net assets invested in unaffiliated Underlying Funds and/or other direct investments.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Portfolio and is paid by the Investment Adviser based on the average daily net assets of the Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolio’s assets in accordance with the Portfolio’s investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a shareholder service plan (the “Agreement”) for the Class S shares of the Portfolio. The Agreement compensates the Distributor for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S. Under the Agreement, the Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S shares.

Class ADV shares have a shareholder service and distribution plan. Class ADV shares pay a shareholder service fee of 0.25% and a distribution fee of 0.35% of the Portfolio’s average daily net assets attributable to Class ADV shares. The Distributor has contractually agreed to waive 0.30% of the distribution fee for Class ADV shares of the Portfolio, so the actual fee paid by Class ADV shares is an annual rate of 0.05%. Termination or modification of this obligation requires approval by the Board.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2018, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. owned more than 5% of the Portfolio:

Subsidiary	Percentage
Voya Insurance and Annuity Company	90.96%

Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.

The Portfolio has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolio. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). The Portfolio purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolio, and will not materially affect the Portfolio’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

12

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses to the levels listed below:

Portfolio	Class ADV	Class I	Class S
Global Perspectives(1)(2)	1.55%	0.95%	1.20%

(1)	The operating expense limits shown take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by the Portfolio will vary based on the Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

(2)	Pursuant to a side letter through May 1, 2019, the total expense limits including the operating expenses incurred at the Underlying Fund level are 1.09%, 0.83% and 1.08% for Class ADV, Class I, and Class S shares respectively. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser may at a later date recoup from the Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2018, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

June 30,
2019	2020	2021	Total
$47,800	$60,880	$113,420	$222,100

The Expense Limitation Agreement is contractual through May 1, 2019 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective May 18, 2018, the Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through May 17, 2019. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 18, 2018, the predecessor line of credit was for an aggregate amount of $400,000,000 and paid a commitment fee equal to 0.15% through May 18, 2018.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Portfolio did not utilize the line of credit during the period ended June 30, 2018.

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Class ADV
6/30/2018	128,755	—	—	(962,395)	(833,640)	1,469,455	—	—	(11,021,478)	(9,552,023)
12/31/2017	48,581	—	303,526	(3,275,318)	(2,923,211)	512,282	—	3,290,220	(35,555,107)	(31,752,605)
Class I
6/30/2018	196,527	—	—	(94,822)	101,705	2,264,226	—	—	(1,099,964)	1,164,262
12/31/2017	557,771	—	19,425	(1,245,454)	(668,258)	6,145,923	—	212,120	(13,434,076)	(7,076,033)
Class S
6/30/2018	18	—	—	(12)	6	200	—	—	(134)	66
12/31/2017	123	—	133	(25)	231	1,371	—	1,437	(271)	2,537

13

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

No dividends or distributions were made during the six months ended June 30, 2018. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2017 was as follows:

Ordinary Income
$3,503,777

The tax-basis components of distributable earnings as of December 31, 2017 were:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)
$ 3,209,361	$1,323,232	$8,443,639

At December 31, 2017, the Portfolio did not have any capital loss carryovers for U.S. federal income tax purposes.

The Portfolio’s major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.

As of June 30, 2018, no provision for income tax is required in the Portfolio’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is the initial year of 2013.

NOTE 11 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2018, the Portfolio declared dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Class ADV	$0.2892	$0.0092	$0.1243	July 16, 2018	July 12, 2018
Class I	$0.3291	$0.0092	$0.1243	July 16, 2018	July 12, 2018
Class S	$0.3026	$0.0092	$0.1243	July 16, 2018	July 12, 2018

The Portfolio has evaluated events occurring after the Statement of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

14

VOYA GLOBAL PERSPECTIVES® PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED)

Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
1,053,028	Voya Emerging Markets Index Portfolio — Class I	$12,278,306	10.1
1,260,236	Voya Global Bond Fund — Class R6	12,186,484	10.0
1,473,905	Voya GNMA Income Fund — Class I	12,130,239	10.0
1,265,766	Voya High Yield Portfolio — Class I	12,176,673	10.0
454,786	Voya Index Plus LargeCap Portfolio — Class I	12,106,401	10.0
1,196,615	Voya International Index Portfolio — Class I	12,181,537	10.0
805,199	Voya MidCap Opportunities Portfolio — Class I	12,118,239	10.0

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
627,040	Voya Small Company Portfolio — Class I	$12,101,867	10.0
1,179,545	Voya U.S. Bond Index Portfolio — Class I	12,113,923	10.0
991,229	VY® Clarion Global Real Estate Portfolio — Class I	12,152,462	10.0
	Total Mutual Funds (Cost $117,159,105)	121,546,131	100.1
	Liabilities in Excess of Other Assets	(69,226)	(0.1)
	Net Assets	$121,476,905	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Mutual Funds	$121,546,131	$—	$—	$121,546,131
Total Investments, at fair value	$121,546,131	$—	$—	$121,546,131

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 6/30/18	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio — Class I	$13,150,617	$2,031,978	$(1,315,659)	$(1,588,630)	$12,278,306	$283,462	$543,684	$—
Voya Global Bond Fund — Class R6	13,194,975	592,652	(1,096,177)	(504,966)	12,186,484	291,671	58,330	—
Voya Global Bond Fund — Class P3	—	—	—	—	—	—	—	—
Voya GNMA Income Fund — Class I	13,166,430	898,194	(1,730,337)	(204,048)	12,130,239	176,786	(67,559)	—
Voya High Yield Portfolio — Class I	13,191,870	933,996	(1,493,950)	(455,243)	12,176,673	396,760	15,684	—
Voya Index Plus LargeCap Portfolio — Class I	13,037,978	1,476,007	(1,030,918)	(1,376,666)	12,106,401	183,650	324,584	968,341
Voya International Index Portfolio — Class I	13,095,984	1,223,191	(1,197,809)	(939,829)	12,181,537	332,616	322,518	—
Voya MidCap Opportunities Portfolio — Class I	13,033,136	280,948	(1,329,084)	133,239	12,118,239	—	308,215	—
Voya Small Company Portfolio — Class I	13,025,233	2,213,034	(1,447,405)	(1,688,995)	12,101,867	64,505	155,291	1,866,665

See Accompanying Notes to Financial Statements

15

VOYA GLOBAL PERSPECTIVES® PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Issuer	Beginning Market Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 6/30/18	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya U.S. Bond Index Portfolio — Class I	$13,145,640	$906,571	$(1,597,961)	$(340,327)	$12,113,923	$150,534	$(61,834)	$—
VY® Clarion Global Real Estate Portfolio — Class I	13,108,233	712,939	(1,354,080)	(314,630)	12,152,462	—	50,596	—
	$131,150,096	$11,269,510	$(13,593,380)	$(7,280,095)	$121,546,131	$1,879,984	$1,649,509	$2,835,006

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $119,727,666.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$6,593,249
Gross Unrealized Depreciation	(4,774,784)
Net Unrealized Appreciation	$1,818,465

See Accompanying Notes to Financial Statements

16

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Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

RETIREMENT | INVESTMENTS | INSURANCE voyainvestments.com	VPSAR-VITFOFAIS (0618-082218)

Semi-Annual Report

June 30, 2018

Classes ADV and I

Voya Investors Trust
■ Voya Retirement Conservative Portfolio
■ Voya Retirement Growth Portfolio
■ Voya Retirement Moderate Portfolio
■ Voya Retirement Moderate Growth Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT
voyainvestments.com

President’s Letter	1
Market Perspective	2
Shareholder Expense Examples	4
Statements of Assets and Liabilities	5
Statements of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	9
Notes to Financial Statements	11
Portfolios of Investments	17

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

[THIS PAGE INTENTIONALLY LEFT BLANK]

PRESIDENT’S LETTER

Mid-Year Outlook

Dear Shareholder,

Market performance has been disappointing in the first half of 2018, as illustrated by the year-to-date returns in U.S. equities, despite two back-to-back quarters of over 20% earnings growth. Such periods of sweeping weak equity and bond returns are uncommon, especially when corporate profits look robust. Profits do not arise from nowhere: statistical reports this year show strong economic growth, expansion of jobs and higher consumer spending. How can we explain the disconnection between the economy and financial markets?

Investors have had to process a range of mixed signals: U.S. economic statistics point to strong growth, but the rest of the world has moderated, particularly the emerging markets. Trade concerns have clouded the financial market narrative, with scant visibility to a resolution. There are other risks besides trade conflict, such as complicated U.S. politics with the approaching mid-term elections, inflation overshoots potentially quickening the pace of interest rates increases and populist politics throwing into question the sustainability of the euro zone. The response to all this uncertainty has been vacillation between bursts of pessimism and optimism, which has led to market tumbles and rallies in rapid succession.

As 2019 approaches, we will see whether optimism or pessimism sets the tone for the year. The current state of heightened volatility may or may not persist. If it does, investors can expect to feel the pull of temptation — it is hard to resist the impulse to change one’s investment strategy seeking to avoid downturns. We believe it is important to remember that regardless of what happens in the financial markets, investors generally are better off sticking to their plans. A plan based upon your long-term goals and risk tolerances, developed with your financial advisor, offers the best chance of reaching your destination.

If your goals or needs have changed, thoroughly discuss these issues with your investment advisor before making any changes to your investment plan. Voya seeks to remain a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Dina Santoro
President Voya Family of Funds
July 19, 2018

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2018

Our new fiscal year commenced with global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, in seemingly robust health. The Index had returned 18.48% in 2017, rising in every month. A “buy-the-dip” mentality prevailed among investors in risk assets, in which disappointments were soon forgiven. A narrative of synchronized global growth and corporate earnings, with monetary conditions still historically easy, looked intact. (The Index returned 0.43% for the six-months ended June 30, 2018, measured in U.S. dollars.)

But having reached an all-time high on January 26, in February the spell was broken, and after 15 consecutive gains, the Index suffered a monthly loss. Another loss followed in March, and for the six-months through June the Index edged up just 1.29%.

December had seen new unemployment claims near a 44-year low. Gross Domestic Product (“GDP”) recorded growth of 3.16% in the latest quarter. Tax reform legislation was signed into law on December 22, under which the lower corporate tax rate of 21% would boost the corporate earnings available for distribution or share buy-backs.

The Federal Open Market Committee (“FOMC”) had raised the federal funds rate by 25bp (0.25%) from 1.25% to 1.50%, with three more increases projected for 2018. As 2017 ended, new unemployment claims were near a 44-year low and the unemployment rate was stable at 4.1%. All seemed well, but some commentators wondered whether a tax cut stimulus costing $1 trillion to an already strong economy near full employment, would require more than three increases, and how would markets react when this became obvious.

In Europe, initially, evidence of the euro zone’s economic recovery continued to accumulate; GDP grew at 2.8% year-over-year and unemployment edged down to 8.6%, the lowest since December 2008. Purchasing managers’ indices, closely watched leading indicators of economic activity, reached multi-year highs. But as the months wore on, these fell back and the June readings were the lowest of the year, while industrial production sagged and core inflation slipped to 1.0%. The UK’s economy was still beset by uncertainty over Brexit. First quarter GDP was just 1.2% above the level one year earlier.

In Asia, China’s GDP growth was steady at 6.8% year-over-year. But tighter monetary policy to force deleveraging was driving up bond defaults, while key measures of economic activity, like fixed asset investment, retail sales and industrial production were cooling. In Japan, GDP grew for eight consecutive quarters, but in the first quarter of 2018 it fell by 0.6% annualized, with wage and price inflation still stubbornly low. In short, the main international economies seemed to be faltering.

In the U.S., 2018 started with a rather tame January employment report, but was followed in mid-month by unexpectedly strong inflation figures. Bond yields were creeping up and by January 22, the ten-year Treasury yield reached a three-year high. In early February fears of inflation and spiking bond yields gripped markets, which became much more volatile. The Index slumped 7% in a week.

Still, the underlying U.S. economy remained strong. In April the unemployment rate broke below 4% and in June it was reported at 3.75%, equaling the lowest since 1969. While GDP growth in the first quarter of 2018, at 2.0%, continued its recent pattern of modest first quarter increases, expectations for the second quarter exceeded 4%.

In March and June the FOMC duly raised rates, with two more increases now projected for 2018.

But by then investors had more to worry about than rising U.S. interest rates. On March 1, the White House announced tariffs of 25% on imported steel and 10% on aluminum, which took effect at the beginning of June. Specific tariffs on Chinese imports and restrictions on Chinese investments were promised, as was a 20% tariff on European auto imports. Retaliation was swift.

So June ended with the aura of synchronized global growth fading fast and what was left of it threatened by a trade war, from which surely no-one could expect any lasting benefit.

In U.S. fixed income markets, the Treasury yields rose across the curve, the short end significantly more than the long. Indeed the excess of the 10-year yield over the two-year fell to just 0.32%, the lowest in nearly 11 years. The Bloomberg Barclays U.S. Aggregate Bond Index lost 1.62%, the Bloomberg Barclays U.S. Corporate Investment Grade Bond sub-index fell 3.27%, dragged down by longer dated issues, which especially suffered as interest rates rose.

U.S. equities, represented by the S&P 500® Index including dividends, rose 2.65%. The earnings per share of its constituent companies recorded growth in the first quarter of 2018 of 24.8% year-over-year, the most since 2010. Consumer discretionary, the sector of Amazon and Netflix, was the top performer, up 11.52%; consumer staples suffered the biggest loss, 8.55%.

In currencies, the dollar rose 2.94% against the euro and 2.42% against the pound, but slipped 1.78% against the yen. From about April, after sustained weakness, dollar strength returned as the economic data for most of the rest of the world faded.

International markets were all unnerved by February’s general upsurge in volatility and by the risk of a trade war referred to above. In addition, the fiscal boost in the U.S. probably improved that market’s relative attractiveness. MSCI Japan® Index fell 3.66% over the fiscal half-year. MSCI Europe ex UK® Index lost 1.21%. Political worries resurfaced in Italy with the election of a populist government to add to those caused by weakening economic indicators. MSCI UK® Index gained 1.39%, driven by its big global energy constituents, as oil prices recovered.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 336-0066 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

BENCHMARK DESCRIPTIONS

Index	Description
Bloomberg Barclays U.S. Aggregate Bond Index	An index of publicly issued investment grade U.S. government, mortgage-backed, asset-backed and corporate debt securities.
Bloomberg Barclays U.S. Corporate Investment Grade Bond Index	An index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An index that measures the performance of over 1,600 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2018**	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2018**
Voya Retirement Conservative Portfolio
Class ADV	$1,000.00	$992.40	0.52%	$2.57	$1,000.00	$1,022.22	0.52%	$2.61
Class I	1,000.00	993.60	0.27	1.33	$1,000.00	1,023.46	0.27	1.35
Voya Retirement Growth Portfolio
Class ADV	$1,000.00	$997.90	0.68%	$3.37	$1,000.00	$1,021.42	0.68%	$3.41
Class I	1,000.00	1,000.00	0.26	1.29	1,000.00	1,023.51	0.26	1.30
Voya Retirement Moderate Portfolio
Class ADV	$1,000.00	$994.10	0.61%	$3.02	$1,000.00	$1,021.77	0.61%	$3.06
Class I	1,000.00	995.80	0.27	1.34	1,000.00	1,023.46	0.27	1.35
Voya Retirement Moderate Growth Portfolio
Class ADV	$1,000.00	$996.90	0.65%	$3.22	$1,000.00	$1,021.57	0.65%	$3.26
Class I	1,000.00	998.40	0.26	1.29	1,000.00	1,023.51	0.26	1.30

*	The annualized expense ratios do not include expenses of the underlying funds.
**	Expenses are equal to each Portfolios’ respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

STATEMENTS OF ASSETS AND LIABILITES AS OF JUNE 30, 2018 (UNAUDITED)

	Voya Retirement Conservative Portfolio	Voya Retirement Growth Portfolio	Voya Retirement Moderate Portfolio	Voya Retirement Moderate Growth Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$436,722,353	$2,875,793,991	$1,104,290,811	$1,983,920,339
Receivables:
Investments in affiliated underlying funds sold	1,860,201	29,492,838	8,570,645	19,003,382
Fund shares sold	128,776	253	114,324	45,621
Prepaid expenses	4,344	29,565	11,375	20,472
Other assets	17,269	173,789	63,836	115,373
Total assets	438,732,943	2,905,490,436	1,113,050,991	2,003,105,187

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	1,952,415	28,703,222	8,077,847	17,419,614
Payable for fund shares redeemed	36,486	790,098	607,280	1,629,696
Payable for investment management fees	86,554	583,905	223,106	402,706
Payable for distribution and shareholder service fees	90,852	1,003,923	308,801	637,834
Payable to trustees under the deferred compensation plan (Note 6)	17,269	173,789	63,836	115,373
Payable for trustee fees	2,220	14,961	5,757	10,349
Other accrued expenses and liabilities	48,230	332,098	146,212	269,690
Total liabilities	2,234,026	31,601,996	9,432,839	20,485,262
NET ASSETS	$436,498,917	$2,873,888,440	$1,103,618,152	$1,982,619,925

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$367,005,380	$2,327,164,262	$978,980,701	$1,656,977,285
Undistributed net investment income	11,963,582	76,045,893	31,075,907	53,098,123
Accumulated net realized gain	14,719,198	297,699,271	59,339,898	176,336,083
Net unrealized appreciation	42,810,757	172,979,014	34,221,646	96,208,434
NET ASSETS	$436,498,917	$2,873,888,440	$1,103,618,152	$1,982,619,925

* Cost of investments in affiliated underlying funds	$393,911,596	$2,702,814,977	$1,070,069,165	$1,887,711,905

Class ADV
Net assets	$436,467,345	$2,825,259,323	$1,084,296,965	$1,959,143,067
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	47,591,431	202,392,843	92,533,356	153,564,610
Net asset value and redemption price per share	$9.17	$13.96	$11.72	$12.76

Class I
Net assets	$31,572	$48,629,117	$19,321,187	$23,476,858
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	3,389	3,455,335	1,626,699	1,847,297
Net asset value and redemption price per share	$9.32	$14.07	$11.88	$12.71

See Accompanying Notes to Financial Statements

5

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2018 (UNAUDITED)

	Voya Retirement Conservative Portfolio	Voya Retirement Growth Portfolio	Voya Retirement Moderate Portfolio	Voya Retirement Moderate Growth Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$4,871,889	$38,944,476	$14,512,898	$25,654,265
Total investment income	4,871,889	38,944,476	14,512,898	25,654,265

EXPENSES:
Investment management fees	528,403	3,562,567	1,370,818	2,464,363
Distribution and shareholder service fees:
Class ADV	1,100,760	7,296,881	2,806,924	5,072,580
Transfer agent fees	314	1,987	695	1,197
Shareholder reporting expense	4,761	28,960	11,765	18,462
Professional fees	11,041	55,205	23,530	38,915
Custody and accounting expense	18,155	121,270	46,375	83,975
Trustee fees	8,880	59,844	23,029	41,396
Miscellaneous expense	12,644	61,075	34,661	41,315
Interest expense	—	84	42	32
Total expenses	1,684,958	11,187,873	4,317,839	7,762,235
Waived and reimbursed fees	(545,976)	(1,095,976)	(890,910)	(1,122,044)
Net expenses	1,138,982	10,091,897	3,426,929	6,640,191
Net investment income	3,732,907	28,852,579	11,085,969	19,014,074

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	5,209,416	43,243,080	9,066,429	22,179,071
Capital gain distributions from affiliated underlying funds	3,610,460	70,950,097	18,252,125	42,378,859
Net realized gain	8,819,876	114,193,177	27,318,554	64,557,930
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(16,056,140)	(147,127,842)	(45,165,169)	(89,823,816)
Net change in unrealized appreciation (depreciation)	(16,056,140)	(147,127,842)	(45,165,169)	(89,823,816)
Net realized and unrealized loss	(7,236,264)	(32,934,665)	(17,846,615)	(25,265,886)
Decrease in net assets resulting from operations	$(3,503,357)	$(4,082,086)	$(6,760,646)	$(6,251,812)

See Accompanying Notes to Financial Statements

6

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Voya Retirement Conservative Portfolio		Voya Retirement Growth Portfolio
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
FROM OPERATIONS:
Net investment income	$3,732,907	$7,545,028	$28,852,579	$44,443,246
Net realized gain	8,819,876	13,457,489	114,193,177	222,527,875
Net change in unrealized appreciation (depreciation)	(16,056,140)	15,027,912	(147,127,842)	231,430,770
Increase (decrease) in net assets resulting from operations	(3,503,357)	36,030,429	(4,082,086)	498,401,891

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(6,716,321)	—	(55,056,608)
Class I	—	(15)	—	(994,493)
Net realized gains:
Class ADV	—	(10,273,235)	—	(214,903,402)
Class I	—	(20)	—	(3,071,659)
Total distributions	—	(16,989,591)	—	(274,026,162)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	15,824,491	29,277,553	4,033,182	13,955,015
Reinvestment of distributions	—	16,989,556	—	274,026,162
	15,824,491	46,267,109	4,033,182	287,981,177
Cost of shares redeemed	(32,548,923)	(116,167,526)	(193,327,889)	(768,189,676)
Net decrease in net assets resulting from capital share transactions	(16,724,432)	(69,900,417)	(189,294,707)	(480,208,499)
Net decrease in net assets	(20,227,789)	(50,859,579)	(193,376,793)	(255,832,770)

NET ASSETS:
Beginning of year or period	456,726,706	507,586,285	3,067,265,233	3,323,098,003
End of year or period	$436,498,917	$456,726,706	$2,873,888,440	$3,067,265,233
Undistributed net investment income at end of year or period	$11,963,582	$8,230,675	$76,045,893	$47,193,314

See Accompanying Notes to Financial Statements

7

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Voya Retirement Moderate Portfolio		Voya Retirement Moderate Growth Portfolio
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
FROM OPERATIONS:
Net investment income	$11,085,969	$18,557,231	$19,014,074	$31,759,321
Net realized gain	27,318,554	46,057,628	64,557,930	134,512,055
Net change in unrealized appreciation (depreciation)	(45,165,169)	73,522,526	(89,823,816)	138,360,381
Increase (decrease) in net assets resulting from operations	(6,760,646)	138,137,385	(6,251,812)	304,631,757

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(19,589,019)	—	(38,434,704)
Class I	—	(361,816)	—	(498,154)
Net realized gains:
Class ADV	—	(66,648,732)	—	(152,653,090)
Class I	—	(999,536)	—	(1,592,943)
Total distributions	—	(87,599,103)	—	(193,178,891)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	6,225,127	16,487,338	6,499,236	12,200,146
Reinvestment of distributions	—	87,599,103	—	193,178,891
	6,225,127	104,086,441	6,499,236	205,379,037
Cost of shares redeemed	(86,111,185)	(239,639,958)	(153,083,238)	(479,427,511)
Net decrease in net assets resulting from capital share transactions	(79,886,058)	(135,553,517)	(146,584,002)	(274,048,474)
Net decrease in net assets	(86,646,704)	(85,015,235)	(152,835,814)	(162,595,608)

NET ASSETS:
Beginning of year or period	1,190,264,856	1,275,280,091	2,135,455,739	2,298,051,347
End of year or period	$1,103,618,152	$1,190,264,856	$1,982,619,925	$2,135,455,739
Undistributed net investment income at end of year or period	$31,075,907	$19,989,938	$53,098,123	$34,084,049

See Accompanying Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Retirement Conservative Portfolio
Class ADV
06-30-18	9.24	0.08	•	(0.15)	(0.07)	—	—	—	—	—	9.17	(0.76)	0.77	0.52	0.52	1.70	436,467	13
12-31-17	8.89	0.14	•	0.54	0.68	0.13	0.20	—	0.33	—	9.24	7.76	0.76	0.51	0.51	1.57	456,710	15
12-31-16	8.81	0.09		0.32	0.41	0.13	0.20	—	0.33	—	8.89	4.68	0.76	0.51	0.51	1.17	507,585	23
12-31-15	9.36	0.13		(0.20)	(0.07)	0.14	0.34	—	0.48	—	8.81	(0.80)	0.76	0.51	0.51	1.37	486,347	21
12-31-14	9.46	0.12	•	0.43	0.55	0.30	0.35	—	0.65	—	9.36	5.88	0.77	0.52	0.52	1.28	523,521	13
12-31-13	9.48	0.09	•	0.32	0.41	0.31	0.12	—	0.43	—	9.46	4.37	0.77	0.52	0.52	0.98	575,566	26
Class I
06-30-18	9.38	0.10	•	(0.16)	(0.06)	—	—	—	—	—	9.32	(0.64)	0.27	0.27	0.27	2.10	32	13
12-31-17	9.04	0.31	•	0.39	0.70	0.16	0.20	—	0.36	—	9.38	7.81	0.26	0.26	0.26	3.44	17	15
12-31-16	8.97	0.14		0.29	0.43	0.16	0.20	—	0.36	—	9.04	4.73	0.26	0.26	0.26	1.52	1	23
12-31-15	9.52	0.16		(0.20)	(0.04)	0.17	0.34	—	0.51	—	8.97	(0.50)	0.26	0.26	0.26	1.72	1	21
12-31-14	9.62	0.16		0.42	0.58	0.33	0.35	—	0.68	—	9.52	6.09	0.27	0.27	0.27	1.61	1	13
12-31-13	9.65	0.13		0.29	0.42	0.33	0.12	—	0.45	—	9.62	4.45	0.27	0.27	0.27	1.35	1	26
Voya Retirement Growth Portfolio
Class ADV
06-30-18	13.99	0.14	•	(0.17)	(0.03)	—	—	—	—	—	13.96	(0.21)	0.76	0.68	0.68	1.94	2,825,259	12
12-31-17	13.10	0.19	•	1.91	2.10	0.25	0.96	—	1.21	—	13.99	16.66	0.76	0.68	0.68	1.37	3,018,225	11
12-31-16	13.14	0.19	•	0.76	0.95	0.30	0.69	—	0.99	—	13.10	7.31	0.76	0.68	0.68	1.45	3,275,638	17
12-31-15	13.63	0.22	•	(0.49)	(0.27)	0.22	—	—	0.22	—	13.14	(2.03)	0.76	0.68	0.68	1.59	3,611,216	16
12-31-14	13.15	0.16	•	0.54	0.70	0.22	—	—	0.22	—	13.63	5.33	0.76	0.68	0.68	1.21	4,266,570	11
12-31-13	11.29	0.17	•	1.92	2.09	0.23	—	—	0.23	—	13.15	18.66	0.76	0.68	0.68	1.39	4,698,281	21
Class I
06-30-18	14.07	0.17	•	(0.17)	0.00 *	—	—	—	—	—	14.07	0.00	0.26	0.26	0.26	2.39	48,629	12
12-31-17	13.18	0.25	•	1.91	2.16	0.31	0.96	—	1.27	—	14.07	17.11	0.26	0.26	0.26	1.84	49,040	11
12-31-16	13.22	0.25		0.76	1.01	0.36	0.69	—	1.05	—	13.18	7.80	0.26	0.26	0.26	1.93	47,460	17
12-31-15	13.72	0.28		(0.49)	(0.21)	0.29	—	—	0.29	—	13.22	(1.62)	0.26	0.26	0.26	2.03	47,401	16
12-31-14	13.24	0.22	•	0.54	0.76	0.28	—	—	0.28	—	13.72	5.73	0.26	0.26	0.26	1.65	51,316	11
12-31-13	11.36	0.23	•	1.93	2.16	0.28	—	—	0.28	—	13.24	19.21	0.26	0.26	0.26	1.83	52,418	21
Voya Retirement Moderate Portfolio
Class ADV
06-30-18	11.79	0.11	•	(0.18)	(0.07)	—	—	—	—	—	11.72	(0.59)	0.77	0.61	0.61	1.94	1,084,297	13
12-31-17	11.35	0.17	•	1.14	1.31	0.20	0.67	—	0.87	—	11.79	11.82	0.76	0.60	0.60	1.50	1,170,685	12
12-31-16	11.49	0.15	•	0.51	0.66	0.23	0.57	—	0.80	—	11.35	5.78	0.76	0.60	0.60	1.34	1,257,324	15
12-31-15	12.68	0.18	•	(0.35)	(0.17)	0.11	0.91	—	1.02	—	11.49	(1.57)	0.76	0.60	0.60	1.47	1,387,932	18
12-31-14	12.40	0.16	•	0.49	0.65	0.37	—	—	0.37	—	12.68	5.24	0.76	0.60	0.60	1.26	1,621,085	10
12-31-13	11.58	0.14	•	1.01	1.15	0.33	—	—	0.33	—	12.40	10.05	0.76	0.60	0.60	1.17	1,786,063	20
Class I
06-30-18	11.93	0.14	•	(0.19)	(0.05)	—	—	—	—	—	11.88	(0.42)	0.27	0.27	0.27	2.30	19,321	13
12-31-17	11.48	0.22		1.14	1.36	0.24	0.67	—	0.91	—	11.93	12.21	0.26	0.26	0.26	1.86	19,580	12
12-31-16	11.62	0.20	•	0.51	0.71	0.28	0.57	—	0.85	—	11.48	6.12	0.26	0.26	0.26	1.68	17,956	15
12-31-15	12.82	0.23		(0.36)	(0.13)	0.16	0.91	—	1.07	—	11.62	(1.24)	0.26	0.26	0.26	1.81	19,000	18
12-31-14	12.53	0.21		0.50	0.71	0.42	—	—	0.42	—	12.82	5.64	0.26	0.26	0.26	1.62	21,914	10
12-31-13	11.71	0.19	•	1.00	1.19	0.37	—	—	0.37	—	12.53	10.32	0.26	0.26	0.26	1.54	21,892	20
Voya Retirement Moderate Growth Portfolio
Class ADV
06-30-18	12.80	0.12	•	(0.16)	(0.04)	—	—	—	—	—	12.76	(0.31)	0.76	0.65	0.65	1.85	1,959,143	14
12-31-17	12.23	0.18	•	1.53	1.71	0.23	0.91	—	1.14	—	12.80	14.56	0.76	0.65	0.65	1.42	2,111,439	10
12-31-16	12.76	0.18	•	0.67	0.85	0.28	1.10	—	1.38	—	12.23	6.81	0.76	0.65	0.65	1.46	2,275,963	16

See Accompanying Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Retirement Moderate Growth Portfolio (continued)
Class ADV (continued)
12-31-15	13.54	0.21	•	(0.40)	(0.19)	0.22	0.37	—	0.59	—	12.76	(1.59)	0.76	0.65	0.65	1.56	2,521,814	16
12-31-14	13.02	0.16	•	0.58	0.74	0.22	—	—	0.22	—	13.54	5.68	0.76	0.65	0.65	1.24	2,930,279	11
12-31-13	11.49	0.17	•	1.62	1.79	0.26	—	—	0.26	—	13.02	15.73	0.76	0.65	0.65	1.39	3,173,203	21
Class I
06-30-18	12.73	0.14	•	(0.16)	(0.02)	—	—	—	—	—	12.71	(0.16)	0.26	0.26	0.26	2.26	23,477	14
12-31-17	12.17	0.24		1.52	1.76	0.29	0.91	—	1.20	—	12.73	15.05	0.26	0.26	0.26	1.84	24,017	10
12-31-16	12.71	0.24		0.66	0.90	0.34	1.10	—	1.44	—	12.17	7.25	0.26	0.26	0.26	1.86	22,088	16
12-31-15	13.50	0.26	•	(0.40)	(0.14)	0.28	0.37	—	0.65	—	12.71	(1.24)	0.26	0.26	0.26	1.95	21,862	16
12-31-14	12.98	0.23		0.56	0.79	0.27	—	—	0.27	—	13.50	6.11	0.26	0.26	0.26	1.65	24,595	11
12-31-13	11.46	0.22	•	1.61	1.83	0.31	—	—	0.31	—	12.98	16.13	0.26	0.26	0.26	1.79	24,996	21

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by an Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
•	Calculated using average number of shares outstanding throughout the year or period.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

10

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust currently consists of twenty-four active separate investment series. The four series (each, a “Portfolio” and collectively, the “Portfolios”) included in this report are: Voya Retirement Conservative Portfolio (“Conservative”), Voya Retirement Growth Portfolio (“Growth”), Voya Retirement Moderate Portfolio (“Moderate”) and Voya Retirement Moderate Growth Portfolio (“Moderate Growth”), each a diversified series of the Trust.

The classes of shares included in this report are: Adviser (“Class ADV”) and Institutional (“Class I”). With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

Each Portfolio seeks to achieve its investment objective by investing in other investment companies (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A.  Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share.

11

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs

12

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included following the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between levels of the Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B.  Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income distributions in the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Realized gains and losses are reported on the basis of identified cost of securities sold.

C.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio declares and pays dividends and capital gain distributions, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

D.  Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

E.  Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.  Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENTS IN UNDERLYING FUNDS

For the period ended June 30, 2018, the cost of purchases and the proceeds from the sales of the Underlying Funds were as follows:

	Purchases	Sales
Conservative	$55,809,779	$68,811,269
Growth	367,046,953	527,624,409
Moderate	145,262,347	214,120,009
Moderate Growth	286,462,031	414,126,647

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on: 0.24% of each Portfolio’s average daily net assets invested in affiliated Underlying Funds and 0.34% of each Portfolio’s average daily net assets invested in unaffiliated Underlying Funds and/or other direct investments.

13

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a shareholder service and distribution plan (the “Agreement”) for the Class ADV shares of each Portfolio. The Agreement compensates the Distributor for the provision of shareholder services and/or account maintenance services and the distribution of shares to direct or indirect beneficial owners of Class ADV shares. Under the Agreement, each Portfolio makes payments to the Distributor a shareholder service fee of 0.25% and a distribution fee of 0.25% of each Portfolio’s average daily net assets attributable to Class ADV shares. The Distributor has contractually agreed to waive 0.2480%, 0.0751%, 0.1587% and 0.1106% of the distribution fee for the Class ADV shares of Conservative, Growth, Moderate and Moderate Growth, respectively. The actual distribution fee to be paid by Conservative, Growth, Moderate and Moderate Growth is at an annual rate of 0.002%, 0.1749%, 0.0913% and 0.1394%, respectively. Termination or modification of this obligation requires approval by the Board.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2018, the following direct or indirect, wholly-owned subsidiaries of Voya financial, Inc. owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage
Voya Institutional Trust	Conservative	19.40%
Company	Moderate	7.05
Voya Insurance and	Conservative	78.06
Annuity Company	Growth	94.06
	Moderate	87.64
	Moderate Growth	92.17

Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

NOTE 7 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses and extraordinary expenses to the levels listed below:

Portfolio(1)	Class ADV	Class I
Conservative	0.92%	0.67%
Growth	1.07%	0.82%
Moderate	1.00%	0.75%
Moderate Growth	1.04%	0.79%

(1)	The operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Portfolio will vary based on each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

The Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

The Expense Limitation Agreement is contractual through May 1, 2019 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

14

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 8 — LINE OF CREDIT

Effective May 18, 2018, each Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through May 17, 2019. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 18, 2018, the predecessor line of credit was for an aggregate amount of $400,000,000 and paid a commitment fee equal to 0.15% through May 18, 2018.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Portfolios did not utilize the line of credit during the period ended June 30, 2018.

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Conservative
Class ADV
6/30/2018	1,728,860	—	—	(3,543,842)	(1,814,982)	15,809,582	—	—	(32,548,900)	(16,739,318)
12/31/2017	3,221,520	—	1,898,274	(12,779,206)	(7,659,412)	29,261,775	—	16,989,556	(116,167,514)	(69,916,183)
Class I
6/30/2018	1,598	—	—	(2)	1,596	14,909	—	—	(23)	14,886
12/31/2017	1,693	—	—	(1)	1,692	15,778	—	—	(12)	15,766
Growth
Class ADV
6/30/2018	218,528	—	—	(13,631,865)	(13,413,337)	3,078,511	—	—	(191,951,856)	(188,873,345)
12/31/2017	870,429	—	20,576,220	(55,752,422)	(34,305,773)	11,860,114	—	269,960,010	(760,129,369)	(478,309,245)
Class I
6/30/2018	67,089	—	—	(97,037)	(29,948)	954,671	—	—	(1,376,033)	(421,362)
12/31/2017	154,115	—	308,743	(579,802)	(116,944)	2,094,901	—	4,066,152	(8,060,307)	(1,899,254)
Moderate
Class ADV
6/30/2018	470,882	—	—	(7,242,548)	(6,771,666)	5,543,661	—	—	(85,254,451)	(79,710,790)
12/31/2017	1,321,390	—	7,658,770	(20,445,277)	(11,465,117)	15,419,621	—	86,237,751	(238,053,660)	(136,396,288)
Class I
6/30/2018	57,268	—	—	(71,880)	(14,612)	681,466	—	—	(856,734)	(175,268)
12/31/2017	91,713	—	119,732	(134,097)	77,348	1,067,717	—	1,361,352	(1,586,298)	842,771
Moderate Growth
Class ADV
6/30/2018	471,040	—	—	(11,835,720)	(11,364,680)	6,047,332	—	—	(152,128,053)	(146,080,721)
12/31/2017	823,446	—	15,792,380	(37,827,397)	(21,211,571)	10,380,635	—	191,087,794	(476,322,377)	(274,853,948)
Class I
6/30/2018	35,321	—	—	(74,887)	(39,566)	451,904	—	—	(955,185)	(503,281)
12/31/2017	146,834	—	174,113	(249,318)	71,629	1,819,511	—	2,091,097	(3,105,134)	805,474

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

15

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 10 — FEDERAL INCOME TAXES (continued)

No dividends or distributions were made during the six months ended June 30, 2018. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2017 was as follows:

	Ordinary Income	Long-term Capital Gains
Conservative	$7,010,595	$9,978,996
Growth	56,051,101	217,975,061
Moderate	19,971,165	67,627,938
Moderate Growth	38,932,858	154,246,033

The tax-basis components of distributable earnings as of December 31, 2017 were:

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)
Conservative	$8,430,417	$11,876,929	$52,699,908
Growth	47,929,234	223,128,551	279,875,236
Moderate	20,032,519	47,902,070	63,504,139
Moderate Growth	34,332,841	137,022,910	160,613,180

At December 31, 2017, the Portfolios did not have any capital loss carryovers for U.S. federal income tax purposes.

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.

As of June 30, 2018, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2013.

NOTE 11 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2018, the Portfolios declared dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Conservative
Class ADV	$0.1743	$0.0041	$0.2512	July 16, 2018	July 12, 2018
Class I	$0.1999	$0.0041	$0.2512	July 16, 2018	July 12, 2018
Growth
Class ADV	$0.2298	$0.0030	$1.0886	July 16, 2018	July 12, 2018
Class I	$0.2968	$0.0030	$1.0886	July 16, 2018	July 12, 2018
Moderate
Class ADV	$0.2128	$0.0001	$0.5107	July 16, 2018	July 12, 2018
Class I	$0.2578	$0.0001	$0.5107	July 16, 2018	July 12, 2018
Moderate Growth
Class ADV	$0.2200	$0.0012	$0.8851	July 16, 2018	July 12, 2018
Class I	$0.2762	$0.0012	$0.8851	July 16, 2018	July 12, 2018

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

16

VOYA RETIREMENT CONSERVATIVE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED)

Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
251,504	Voya Australia Index Portfolio — Class I	$2,183,055	0.5
759,507	Voya Emerging Markets Index Portfolio — Class I	8,855,857	2.0
833,343	Voya Euro STOXX 50® Index Portfolio — Class I	8,825,107	2.0
596,980	Voya FTSE 100 Index® Portfolio — Class I	5,480,275	1.3
483,747	Voya Japan TOPIX Index® Portfolio — Class I	5,437,320	1.3
897,332	Voya RussellTM Mid Cap Index Portfolio — Class I	13,101,050	3.0
24,228,116	Voya U.S. Bond Index Portfolio — Class I	248,822,754	57.0

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
5,427,569	Voya U.S. Stock Index Portfolio — Class I	$87,329,581	20.0
5,960,815	VY® BlackRock Inflation Protected Bond Portfolio — Class I	56,687,354	13.0

	Total Mutual Funds (Cost $393,911,596)	436,722,353	100.1
	Liabilities in Excess of Other Assets	(223,436)	(0.1)
	Net Assets	$436,498,917	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Mutual Funds	$436,722,353	$—	$—	$436,722,353
Total Investments, at fair value	$436,722,353	$—	$—	$436,722,353

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2017	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2018	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio — Class I	$2,350,215	$296,861	$(297,495)	$(166,526)	$2,183,055	$127,398	$21,047	$—
Voya Emerging Markets Index Portfolio — Class I	—	9,481,939	(121,359)	(504,723)	8,855,857	14	(2,485)	—
Voya Euro STOXX 50® Index Portfolio — Class I	5,533,311	4,374,537	(443,935)	(638,806)	8,825,107	156,854	106,534	93,756
Voya FTSE 100 Index® Portfolio — Class I	4,726,091	1,707,233	(580,237)	(372,812)	5,480,275	207,823	17,704	111,653
Voya Hang Seng Index Portfolio — Class I	1,184,951	258,908	(1,008,464)	(435,395)	—	51,463	296,727	130,193
Voya Japan TOPIX Index® Portfolio — Class I	4,647,709	1,945,097	(494,370)	(661,116)	5,437,320	101,469	121,139	327,666
Voya RussellTM Mid Cap Index Portfolio — Class I	28,254,891	4,804,901	(16,007,507)	(3,951,235)	13,101,050	375,829	1,267,042	2,947,192
Voya U.S. Bond Index Portfolio — Class I	257,368,953	21,686,043	(23,008,825)	(7,223,417)	248,822,754	2,946,804	(573,633)	—
Voya U.S. Stock Index Portfolio — Class I	93,816,858	7,023,703	(12,277,654)	(1,233,326)	87,329,581	14	4,005,340	—

See Accompanying Notes to Financial Statements

17

VOYA RETIREMENT CONSERVATIVE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED)(CONTINUED)

Issuer	Beginning Fair Value at 12/31/2017	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2018	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
VY® BlackRock Inflation Protected Bond Portfolio — Class I	$59,077,128	$4,230,557	$(5,751,547)	$(868,784)	$56,687,354	$904,221	$(49,999)	$—
	$456,960,107	$55,809,779	$(59,991,393)	$(16,056,140)	$436,722,353	$4,871,889	$5,209,416	$3,610,460

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $400,418,150.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$48,276,041
Gross Unrealized Depreciation	(11,971,838)
Net Unrealized Appreciation	$36,304,203

See Accompanying Notes to Financial Statements

18

VOYA RETIREMENT GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED)

Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
6,613,894	Voya Australia Index Portfolio — Class I	$57,408,603	2.0
19,977,146	Voya Emerging Markets Index Portfolio — Class I	232,933,524	8.1
19,862,426	Voya Euro STOXX 50® Index Portfolio — Class I	210,343,094	7.3
14,129,756	Voya FTSE 100 Index® Portfolio — Class I	129,711,157	4.5
1,001,122	Voya Hang Seng Index Portfolio — Class I	14,496,248	0.5
12,084,631	Voya Japan TOPIX Index® Portfolio — Class I	135,831,254	4.7
19,664,655	Voya RussellTM Mid Cap Index Portfolio — Class I	287,103,956	10.0

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
9,095,754	Voya RussellTM Small Cap Index Portfolio — Class I	$143,167,175	5.0
69,861,414	Voya U.S. Bond Index Portfolio — Class I	717,476,723	25.0
58,876,461	Voya U.S. Stock Index Portfolio — Class I	947,322,257	33.0
	Total Mutual Funds
	(Cost $2,702,814,977)	2,875,793,991	100.1
	Liabilities in Excess of Other Assets	(1,905,551)	(0.1)
	Net Assets	$2,873,888,440	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Mutual Funds	$2,875,793,991	$—	$—	$2,875,793,991
Total Investments, at fair value	$2,875,793,991	$—	$—	$2,875,793,991

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2017	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2018	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio — Class I	$54,537,277	$11,113,230	$(4,831,038)	$(3,410,866)	$57,408,603	$2,929,755	$(10,273)	$—
Voya Emerging Markets Index Portfolio — Class I	186,107,762	87,780,040	(17,236,042)	(23,718,236)	232,933,524	4,010,401	4,752,880	—
Voya Euro STOXX 50® Index Portfolio — Class I	190,634,631	49,001,638	(12,465,877)	(16,827,298)	210,343,094	5,361,031	758,416	3,204,694
Voya FTSE 100 Index® Portfolio — Class I	148,800,965	14,907,728	(29,699,186)	(4,298,350)	129,711,157	6,486,865	(6,427,547)	3,485,289
Voya Hang Seng Index Portfolio — Class I	23,575,294	4,895,113	(8,151,620)	(5,822,539)	14,496,248	1,014,286	2,287,445	2,566,643
Voya Japan TOPIX Index® Portfolio — Class I	161,786,067	18,043,432	(24,139,349)	(19,858,896)	135,831,254	3,500,487	2,574,797	11,305,355
Voya RussellTM Mid Cap Index Portfolio — Class I	406,017,585	48,438,196	(119,925,279)	(47,426,546)	287,103,956	5,351,681	8,678,419	41,968,569
Voya RussellTM Small Cap Index Portfolio — Class I	154,031,170	10,267,291	(22,099,587)	968,301	143,167,175	1,611,977	39,154	8,419,547
Voya U.S. Bond Index Portfolio — Class I	748,208,440	90,328,037	(104,016,531)	(17,043,223)	717,476,723	8,677,993	(5,932,023)	—

See Accompanying Notes to Financial Statements

19

VOYA RETIREMENT GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED)(CONTINUED)

Issuer	Beginning Fair Value at 12/31/2017	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2018	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya U.S. Stock Index Portfolio — Class I	$995,606,921	$32,272,248	$(70,866,723)	$(9,690,189)	$947,322,257	$—	$36,521,812	$—
	$3,069,306,112	$367,046,953	$(413,431,232)	$(147,127,842)	$2,875,793,991	$38,944,476	$43,243,080	$70,950,097

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $2,749,568,354.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$214,122,579
Gross Unrealized Depreciation	(87,896,942)
Net Unrealized Appreciation	$126,225,637

See Accompanying Notes to Financial Statements

20

VOYA RETIREMENT MODERATE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED)

Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
1,588,638	Voya Australia Index Portfolio — Class I	$13,789,374	1.2
4,797,985	Voya Emerging Markets Index Portfolio — Class I	55,944,508	5.1
4,737,610	Voya Euro STOXX 50® Index Portfolio — Class I	50,171,295	4.5
3,620,087	Voya FTSE 100 Index® Portfolio — Class I	33,232,399	3.0
192,356	Voya Hang Seng Index Portfolio — Class I	2,785,318	0.3
2,933,320	Voya Japan TOPIX Index® Portfolio — Class I	32,970,512	3.0
3,778,698	Voya RussellTM Mid Cap Index Portfolio — Class I	55,168,988	5.0
2,097,415	Voya RussellTM Small Cap Index Portfolio — Class I	33,013,315	3.0

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
47,254,160	Voya U.S. Bond Index Portfolio — Class I	$485,300,219	44.0
17,141,742	Voya U.S. Stock Index Portfolio — Class I	275,810,623	25.0
6,951,026	VY® BlackRock Inflation Protected Bond Portfolio — Class I	66,104,260	6.0
	Total Mutual Funds
	(Cost $1,070,069,165)	1,104,290,811	100.1
	Liabilities in Excess of Other Assets	(672,659)	(0.1)
	Net Assets	$1,103,618,152	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Mutual Funds	$1,104,290,811	$—	$—	$1,104,290,811
Total Investments, at fair value	$1,104,290,811	$—	$—	$1,104,290,811

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2017	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2018	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio — Class I	$12,188,994	$3,708,571	$(1,182,797)	$(925,394)	$13,789,374	$648,875	$193,846	$—
Voya Emerging Markets Index Portfolio — Class I	48,480,456	19,118,412	(5,638,891)	(6,015,469)	55,944,508	1,036,062	1,438,947	—
Voya Euro STOXX 50® Index Portfolio — Class I	48,785,543	9,301,332	(3,795,659)	(4,119,921)	50,171,295	1,357,083	242,503	811,232
Voya FTSE 100 Index® Portfolio — Class I	36,765,404	4,449,344	(6,933,392)	(1,048,957)	33,232,399	1,586,422	(1,554,171)	852,359
Voya Hang Seng Index Portfolio — Class I	6,134,259	1,326,189	(2,995,029)	(1,680,101)	2,785,318	262,058	826,405	663,135
Voya Japan TOPIX Index® Portfolio — Class I	39,151,814	5,177,631	(6,315,929)	(5,043,004)	32,970,512	839,780	924,647	2,712,198
Voya RussellTM Mid Cap Index Portfolio — Class I	109,860,936	14,681,480	(59,514,385)	(9,859,043)	55,168,988	1,435,411	(466,530)	11,256,673

See Accompanying Notes to Financial Statements

21

VOYA RETIREMENT MODERATE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED)(CONTINUED)

Issuer	Beginning Fair Value at 12/31/2017	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2018	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya RussellTM Small Cap Index Portfolio — Class I	$36,127,618	$2,535,492	$(5,827,342)	$177,547	$33,013,315	$374,590	$77,813	$1,956,528
Voya U.S. Bond Index Portfolio — Class I	515,208,291	43,849,300	(62,097,665)	(11,659,707)	485,300,219	5,890,619	(4,029,298)	—
Voya U.S. Stock Index Portfolio — Class I	267,582,445	35,987,896	(23,806,383)	(3,953,335)	275,810,623	—	11,488,269	—
VY® BlackRock Inflation Protected Bond Portfolio — Class I	70,709,328	5,126,700	(8,693,983)	(1,037,785)	66,104,260	1,081,998	(76,002)	—
	$1,190,995,088	$145,262,347	$(186,801,455)	$(45,165,169)	$1,104,290,811	$14,512,898	$9,066,429	$18,252,125

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,089,974,079.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$56,509,542
Gross Unrealized Depreciation	(42,192,810)
Net Unrealized Appreciation	$14,316,732

See Accompanying Notes to Financial Statements

22

VOYA RETIREMENT MODERATE GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED)

Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
3,993,794	Voya Australia Index Portfolio — Class I	$34,666,129	1.7
12,062,745	Voya Emerging Markets Index Portfolio — Class I	140,651,611	7.1
10,398,300	Voya Euro STOXX 50® Index Portfolio — Class I	110,117,993	5.6
8,125,872	Voya FTSE 100 Index® Portfolio — Class I	74,595,501	3.8
345,429	Voya Hang Seng Index Portfolio — Class I	5,001,810	0.2
6,584,081	Voya Japan TOPIX Index® Portfolio — Class I	74,005,075	3.7
9,499,565	Voya RussellTM Mid Cap Index Portfolio — Class I	138,693,651	7.0

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
5,021,709	Voya RussellTM Small Cap Index Portfolio — Class I	$79,041,701	4.0
67,497,394	Voya U.S. Bond Index Portfolio — Class I	693,198,233	35.0
39,400,164	Voya U.S. Stock Index Portfolio — Class I	633,948,635	32.0
	Total Mutual Funds
	(Cost $1,887,711,905)	1,983,920,339	100.1
	Liabilities in Excess of Other Assets	(1,300,414)	(0.1)
	Net Assets	$1,982,619,925	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Mutual Funds	$1,983,920,339	$—	$—	$1,983,920,339
Total Investments, at fair value	$1,983,920,339	$—	$—	$1,983,920,339

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2017	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2018	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio — Class I	$32,643,919	$7,380,161	$(3,382,083)	$(1,975,868)	$34,666,129	$1,740,668	$(33,861)	$—
Voya Emerging Markets Index Portfolio — Class I	108,307,637	58,368,244	(11,946,464)	(14,077,806)	140,651,611	2,316,446	2,867,166	—
Voya Euro STOXX 50® Index Portfolio — Class I	107,570,427	19,364,267	(7,693,930)	(9,122,771)	110,117,993	3,001,349	453,060	1,794,134
Voya FTSE 100 Index® Portfolio — Class I	82,039,006	8,911,700	(13,488,114)	(2,867,091)	74,595,501	3,549,930	(3,032,849)	1,907,321
Voya Hang Seng Index Portfolio — Class I	10,972,871	2,254,301	(5,273,948)	(2,951,414)	5,001,810	468,691	1,415,143	1,186,020
Voya Japan TOPIX Index® Portfolio — Class I	86,069,858	10,314,575	(11,890,558)	(10,488,800)	74,005,075	1,848,592	1,333,048	5,970,310
Voya RussellTM Mid Cap Index Portfolio — Class I	261,654,056	32,553,246	(131,136,093)	(24,377,558)	138,693,651	3,424,105	(363,140)	26,852,269
Voya RussellTM Small Cap Index Portfolio — Class I	86,045,484	5,574,808	(13,147,649)	569,058	79,041,701	893,873	18,704	4,668,805
Voya U.S. Bond Index Portfolio — Class I	731,638,953	77,736,273	(100,225,236)	(15,951,757)	693,198,233	8,410,611	(6,389,623)	—

See Accompanying Notes to Financial Statements

23

VOYA RETIREMENT MODERATE GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED)(CONTINUED)

Issuer	Beginning Fair Value at 12/31/2017	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2018	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya U.S. Stock Index Portfolio — Class I	$629,908,630	$64,004,456	$(51,384,642)	$(8,579,809)	$633,948,635	$—	$25,911,423	$—
	$2,136,850,841	$286,462,031	$(349,568,717)	$(89,823,816)	$1,983,920,339	$25,654,265	$22,179,071	$42,378,859

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,920,625,874.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$129,057,351
Gross Unrealized Depreciation	(65,762,886)
Net Unrealized Appreciation	$63,294,465

See Accompanying Notes to Financial Statements

24

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Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

RETIREMENT | INVESTMENTS | INSURANCE voyainvestments.com	VPSAR-RETADVI (0618-082218)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Complete schedule of investments, as applicable, is included as part of the report to shareholders filed under Item 1 of this Form and filed herein, as applicable.

VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.2%
		Australia: 4.7%
186,297		Goodman Group	1,328,080	0.5
647,486		GPT Group	2,422,590	0.8
2,781,881		Mirvac Group	4,464,947	1.5
1,682,813		Scentre Group	5,467,551	1.9
			13,683,168	4.7

		Belgium: 0.3%
6,375		Warehouses De Pauw SCA	805,634	0.3

		Canada: 1.7%
148,237		Chartwell Retirement Residences	1,728,577	0.6
104,500	(1)	First Capital Realty, Inc.	1,642,239	0.5
72,300		SmartCentres Real Estate Investment Trust	1,679,017	0.6
			5,049,833	1.7

		China: 1.0%
460,000		China Overseas Land & Investment Ltd.	1,509,813	0.5
444,000		China Resources Land Ltd.	1,491,421	0.5
			3,001,234	1.0

		France: 2.0%
13,656		Gecina S.A.	2,281,351	0.8
92,780	(1)	Klepierre SA	3,486,042	1.2
			5,767,393	2.0

		Germany: 3.7%
33,272	(2)	ADO Properties SA	1,808,531	0.6
189,364		Vonovia SE	9,000,362	3.1
			10,808,893	3.7

		Hong Kong: 8.7%
1,638,000		CK Asset Holdings Ltd.	12,966,920	4.4
473,900		Hongkong Land Holdings Ltd. - HKHGF	3,387,877	1.2
251,000		Hysan Development Co., Ltd.	1,400,955	0.5
387,500		Link REIT	3,533,763	1.2
87,000		Sun Hung Kai Properties Ltd.	1,310,737	0.4
402,000		Wheelock & Co., Ltd.	2,793,712	1.0
			25,393,964	8.7

		Ireland: 0.7%
577,214		Green REIT plc	997,626	0.4
577,127	(3)	Hibernia REIT plc	994,779	0.3
			1,992,405	0.7

		Japan: 9.6%
1,210	(1)	AEON REIT Investment Corp.	1,396,315	0.5
2,394		Japan Hotel REIT Investment Corp.	1,793,464	0.6
404		Kenedix Office Investment Corp.	2,507,790	0.9
321		Kenedix Retail REIT Corp.	709,236	0.2
825		LaSalle Logiport REIT	817,771	0.3
373,082		Mitsui Fudosan Co., Ltd.	8,986,902	3.1
865		Nippon Prologis REIT, Inc.	1,795,230	0.6
98,100		Nomura Real Estate Holdings, Inc.	2,172,019	0.7
2,057		Orix JREIT, Inc.	3,285,432	1.1
232,299		Hulic Co. Ltd.	2,479,346	0.8
166,700		Tokyo Tatemono Co., Ltd.	2,286,578	0.8
			28,230,083	9.6

		Luxembourg: 0.5%
57,917		Grand City Properties SA	1,501,525	0.5

		Norway: 0.4%
93,021	(2)	Entra ASA	1,267,798	0.4

		Singapore: 2.4%
1,270,400		CapitaLand Ltd.	2,940,341	1.0
333,200		City Developments Ltd.	2,668,904	0.9
1,558,200		Mapletree North Asia Commercial Trust	1,304,263	0.5
			6,913,508	2.4

		Spain: 1.5%
72,284	(3)	Hispania Activos Inmobiliarios SOCIMI SA	1,535,103	0.5
111,241	(1)	Inmobiliaria Colonial Socimi SA	1,226,636	0.4
75,051		Lar Espana Real Estate Socimi SA	836,776	0.3
61,362		Merlin Properties Socimi SA	890,860	0.3
			4,489,375	1.5

		Sweden: 3.2%
219,361		Castellum AB	3,547,755	1.2
206,598		Fabege AB	2,457,256	0.8
157,184		Kungsleden AB	1,081,930	0.4
61,421	(3)	Pandox AB	1,041,286	0.4
110,922		Wihlborgs Fastigheter AB	1,280,505	0.4
			9,408,732	3.2

		United Kingdom: 5.5%
47,378		Derwent London PLC	1,938,341	0.7
279,687		Grainger PLC	1,134,126	0.4
399,936		Hammerson PLC	2,748,533	0.9
239,927		Land Securities Group PLC	3,022,674	1.0
556,528		Segro PLC	4,901,258	1.7
197,664		Unite Group PLC	2,242,961	0.8
			15,987,893	5.5

		United States: 53.3%
66,219		Alexandria Real Estate Equities, Inc.	8,354,851	2.9
47,341		American Campus Communities, Inc.	2,029,982	0.7
11,935		AvalonBay Communities, Inc.	2,051,507	0.7
214,287		Brixmor Property Group, Inc.	3,735,022	1.3

1

VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
106,896	Columbia Property Trust, Inc.	2,427,608	0.8
352,840	Cousins Properties, Inc.	3,419,020	1.2
148,003	CubeSmart	4,768,657	1.6
70,153	CyrusOne, Inc.	4,094,129	1.4
195,771	DiamondRock Hospitality Co.	2,404,068	0.8
133,445	Douglas Emmett, Inc.	5,361,820	1.8
100,336	Duke Realty Corp.	2,912,754	1.0
15,631	Equinix, Inc.	6,719,611	2.3
102,359	Equity Residential	6,519,245	2.2
28,874	Essex Property Trust, Inc.	6,902,907	2.4
97,882	Extra Space Storage, Inc.	9,769,602	3.3
80,659	Gaming and Leisure Properties, Inc.	2,887,592	1.0
104,244	Healthcare Trust of America, Inc.	2,810,418	1.0
92,359	Hilton Worldwide Holdings, Inc.	7,311,138	2.5
39,430	Host Hotels & Resorts, Inc.	830,790	0.3
79,225	Hudson Pacific Properties, Inc.	2,806,942	1.0
237,581	Invitation Homes, Inc.	5,478,618	1.9
68,020	Iron Mountain, Inc.	2,381,380	0.8
32,901	Kilroy Realty Corp.	2,488,632	0.9
95,983	Macerich Co.	5,454,714	1.9
42,802	(1) MGM Growth Properties LLC	1,303,749	0.5
44,949	Mid-America Apartment Communities, Inc.	4,525,016	1.6
119,775	Piedmont Office Realty Trust, Inc.	2,387,116	0.8
171,122	ProLogis, Inc.	11,241,004	3.8
88,326	Regency Centers Corp.	5,483,278	1.9
80,804	Simon Property Group, Inc.	13,752,033	4.7
99,813	STORE Capital Corp.	2,734,876	0.9
25,077	Sun Communities, Inc.	2,454,537	0.8
66,440	Taubman Centers, Inc.	3,904,014	1.3
28,006	Tier REIT, Inc.	665,983	0.2
161,894	VICI Properties, Inc.	3,341,492	1.1
		155,714,105	53.3

	Total Common Stock
	(Cost $245,255,553)	290,015,543	99.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.9%
	Securities Lending Collateral(4): 2.3%
3,121,846	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/29/18, 2.08%, due 07/02/18 (Repurchase Amount $3,122,380, collateralized by various U.S. Government Agency Obligations, 1.691%-8.500%, Market Value plus accrued interest $3,184,283, due 07/25/18-06/15/53)	3,121,846	1.1
327,962	Jefferies LLC, Repurchase Agreement dated 06/29/18, 2.00%, due 07/02/18 (Repurchase Amount $328,016, collateralized by various U.S. Government Securities, 0.000%-2.375%, Market Value plus accrued interest $334,521, due 07/05/18-09/09/49)	327,962	0.1
1,560,923	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $1,561,216, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $1,592,142, due 11/15/42-08/15/44)	1,560,923	0.5
1,560,923	NBC Global Finance Ltd., Repurchase Agreement dated 06/29/18, 1.95%, due 07/02/18 (Repurchase Amount $1,561,173, collateralized by various U.S. Government Securities, 0.000%-3.625%, Market Value plus accrued interest $1,592,146, due 01/31/20-09/09/49)	1,560,923	0.6
		6,571,654	2.3

2

VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.6%
1,825,267	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.800%
	(Cost $1,825,267)	1,825,267	0.6

	Total Short-Term Investments
	(Cost $8,396,921)	8,396,921	2.9

	Total Investments in Securities (Cost $253,652,474)	$298,412,464	102.1
	Liabilities in Excess of Other Assets	(6,115,730)	(2.1)
	Net Assets	$292,296,734	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Non-income producing security.
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of June 30, 2018.

3

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.1%
		Consumer Discretionary: 7.1%
138,133		Carnival Corp.	7,916,403	1.5
20,291	(1)	Charter Communications, Inc.	5,949,524	1.1
125,789		Comcast Corp. – Class A	4,127,137	0.8
311,118		General Motors Co.	12,258,049	2.4
1,675,434		Kingfisher PLC	6,551,961	1.3
			36,803,074	7.1

		Consumer Staples: 4.8%
188,317		Mondelez International, Inc.	7,720,997	1.5
138,227		Philip Morris International, Inc.	11,160,448	2.1
99,375		Walgreens Boots Alliance, Inc.	5,963,990	1.2
			24,845,435	4.8

		Energy: 17.7%
156,955		Anadarko Petroleum Corp.	11,496,954	2.2
191,013	(2)	Apache Corp.	8,929,858	1.7
113,722		Baker Hughes a GE Co.	3,756,237	0.7
1,252,232		BP PLC	9,527,620	1.9
271,683		Canadian Natural Resources Ltd.	9,805,924	1.9
300,621		Devon Energy Corp.	13,215,299	2.5
155,153		Occidental Petroleum Corp.	12,983,203	2.5
378,678		Royal Dutch Shell PLC - Class A	13,105,627	2.5
290,332		TechnipFMC PLC	9,215,138	1.8
			92,035,860	17.7

		Financials: 30.7%
206,096		American International Group, Inc.	10,927,210	2.1
42,674		Aon PLC	5,853,592	1.1
168,747	(1),(2)	AXA Equitable Holdings, Inc.	3,477,876	0.7
737,194		Bank of America Corp.	20,781,499	4.0
9,665		Charles Schwab Corp.	493,881	0.1
365,750		Citigroup, Inc.	24,475,990	4.7
305,094		Citizens Financial Group, Inc.	11,868,156	2.3
218,026		Fifth Third Bancorp	6,257,346	1.2
203,015		First Horizon National Corp.	3,621,788	0.7
25,198		Goldman Sachs Group, Inc.	5,557,923	1.1
169,383		JPMorgan Chase & Co.	17,649,709	3.4
38,802		Marsh & McLennan Cos., Inc.	3,180,600	0.6
280,472		Morgan Stanley	13,294,373	2.5
55,383		Northern Trust Corp.	5,698,357	1.1
54,849		PNC Financial Services Group, Inc.	7,410,100	1.4
73,496		State Street Corp.	6,841,743	1.3
138,495		Wells Fargo & Co.	7,678,163	1.5
30,449		Willis Towers Watson PLC	4,616,068	0.9
			159,684,374	30.7

		Health Care: 15.8%
32,356		Amgen, Inc.	5,972,594	1.1
22,776		Anthem, Inc.	5,421,371	1.0
59,720		Baxter International, Inc.	4,409,725	0.8
83,142		Bristol-Myers Squibb Co.	4,601,078	0.9
45,833	(1)	Celgene Corp.	3,640,057	0.7
164,447		CVS Health Corp.	10,582,165	2.0
56,196		McKesson Corp.	7,496,546	1.4
83,287		Medtronic PLC	7,130,200	1.4
132,786		Merck & Co., Inc.	8,060,110	1.6
98,499		Novartis AG	7,461,392	1.4
194,595		Pfizer, Inc.	7,059,907	1.4
60,584		Sanofi	4,862,449	1.0
50,657		Zimmer Biomet Holdings, Inc.	5,645,216	1.1
			82,342,810	15.8

		Industrials: 5.3%
118,003		CSX Corp.	7,526,231	1.4
51,794		General Dynamics Corp.	9,654,920	1.9
66,663		Ingersoll-Rand PLC - Class A	5,981,671	1.2
131,305		Johnson Controls International plc	4,392,152	0.8
			27,554,974	5.3

		Information Technology: 11.0%
231,959		Cisco Systems, Inc.	9,981,196	1.9
92,812		Cognizant Technology Solutions Corp.	7,331,220	1.4
193,603	(1)	eBay, Inc.	7,020,045	1.4
139,727		Intel Corp.	6,945,829	1.3
139,640		Juniper Networks, Inc.	3,828,929	0.7
268,294		Oracle Corp.	11,821,033	2.3
146,840		Qualcomm, Inc.	8,240,661	1.6
91,146		Symantec Corp.	1,882,165	0.4
			57,051,078	11.0

		Materials: 2.4%
174,532		BHP Billiton Ltd.	4,367,143	0.8
150,585		Mosaic Co.	4,223,909	0.8
73,888	(2)	Nutrien Ltd.	4,018,030	0.8
			12,609,082	2.4

		Telecommunication Services: 0.9%
92,118		Verizon Communications, Inc.	4,634,456	0.9

		Utilities: 0.4%
68,315		FirstEnergy Corp.	2,453,192	0.4

	Total Common Stock
	(Cost $395,191,337)		500,014,335	96.1

4

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.4%
	Securities Lending Collateral(3): 1.4%
1,709,800	Bank of Nova Scotia, Repurchase Agreement dated 06/29/18, 2.12%, due 07/02/18 (Repurchase Amount $1,710,098, collateralized by various U.S. Government Agency Obligations, 2.500%-6.430%, Market Value plus accrued interest $1,744,304, due 02/01/21-06/01/48)	1,709,800	0.3
1,709,800	Deutsche Bank AG, Repurchase Agreement dated 06/29/18, 2.12%, due 07/02/18 (Repurchase Amount $1,710,098, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $1,743,996, due 07/27/18-09/06/44)	1,709,800	0.3
1,709,800	Dominion Securities Inc., Repurchase Agreement dated 06/29/18, 2.11%, due 07/02/18 (Repurchase Amount $1,710,097, collateralized by various U.S. Government Agency Obligations, 3.000%-7.000%, Market Value plus accrued interest $1,743,996, due 11/01/36-06/01/48)	1,709,800	0.3
1,709,800	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $1,710,120, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $1,743,996, due 11/15/42-08/15/44)	1,709,800	0.4
359,806	Natwest Markets PLC, Repurchase Agreement dated 06/29/18, 2.09%, due 07/02/18 (Repurchase Amount $359,868, collateralized by various U.S. Government Securities, 2.500%-6.625%, Market Value plus accrued interest $367,006, due 05/15/20-05/15/46)	359,806	0.1
		7,199,006	1.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.0%
15,547,968	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.800%
	(Cost $15,547,968)	15,547,968	3.0

	Total Short-Term Investments
	(Cost $22,746,974)	22,746,974	4.4

	Total Investments in Securities (Cost $417,938,311)	$522,761,309	100.5
	Liabilities in Excess of Other Assets	(2,790,837)	(0.5)
	Net Assets	$519,970,472	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of June 30, 2018.

5

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.3%
		Argentina: 1.8%
30,920		MercadoLibre, Inc.	9,242,916	1.8

		Australia: 0.7%
596,876		Oil Search Ltd.	3,921,446	0.7

		Brazil: 6.2%
793,225		Ambev SA ADR	3,672,632	0.7
1,150,280		B3 SA - Brasil Bolsa Balcao	6,096,046	1.2
259,087		Cielo SA	1,106,338	0.2
1,818,303		Kroton Educacional SA	4,386,540	0.9
860,607		Lojas Renner SA	6,426,102	1.2
269,900		Marcopolo SA	176,184	0.0
559,040		Petrobras Distribuidora SA	2,610,753	0.5
197,590		Raia Drogasil SA	3,339,772	0.7
279,560		Ultrapar Participacoes SA	3,310,793	0.6
244,656		Weg S.A.	1,016,941	0.2
			32,142,101	6.2

		China: 25.6%
235,000		AAC Technologies Holdings, Inc.	3,300,163	0.6
157,182	(1)	Alibaba Group Holding Ltd. ADR	29,161,977	5.6
998,800	(2)	Fuyao Glass Industry Group Co. Ltd. - H Shares	3,375,015	0.7
452,480		Han's Laser Technology Industry Group Co. Ltd. - A Shares	3,620,850	0.7
381,875		Inner Mongolia Yili Industrial Group Co. Ltd.	1,602,772	0.3
306,820	(1)	JD.com, Inc. ADR	11,950,639	2.3
52,500		Kweichow Moutai Co. Ltd.	5,779,333	1.1
68,870		New Oriental Education & Technology Group, Inc. ADR	6,519,234	1.2
2,305,000		Ping An Insurance Group Co. of China Ltd. - H Shares	21,108,439	4.0
484,000		Shenzhou International Group Holdings Ltd.	5,955,806	1.1
724,500		Tencent Holdings Ltd.	36,381,059	7.0
131,020		Yum China Holdings, Inc.	5,039,029	1.0
			133,794,316	25.6

		Egypt: 0.8%
808,830		Commercial International Bank Egypt SAE REG GDR	4,003,708	0.8

		Hong Kong: 6.6%
3,038,400		AIA Group Ltd.	26,468,752	5.1
43,600		Jardine Matheson Holdings Ltd.	2,751,160	0.5
928,500		Techtronic Industries Co., Ltd.	5,156,790	1.0
			34,376,702	6.6

		India: 19.2%
214,200		Asian Paints Ltd.	3,953,768	0.7
215,320		HDFC Bank Ltd. ADR	22,612,906	4.4
138,860		HDFC Bank Ltd. - Foreign Premium	4,337,158	0.8
1,234,410	(2)	HDFC Standard Life Insurance Co. Ltd.	8,227,142	1.6
855,295		Housing Development Finance Corp.	23,832,438	4.6
282,658		IndusInd Bank Ltd.	7,978,772	1.5
1,305,970		ITC Ltd.	5,075,050	1.0
347,110		Kotak Mahindra Bank Ltd.	6,812,229	1.3
338,432		Tata Consultancy Services Ltd.	9,127,572	1.7
110,003	(1)	Tata Motors Ltd. - SPON ADR ADR	2,150,559	0.4
110,140		Ultratech Cement Ltd.	6,141,989	1.2
			100,249,583	19.2

		Indonesia: 1.8%
4,539,000		Astra International Tbk PT	2,089,731	0.4
3,820,000		Bank Central Asia Tbk PT	5,704,904	1.1
8,443,600		Bank Rakyat Indonesia	1,670,068	0.3
			9,464,703	1.8

		Macau: 0.6%
558,000		Sands China Ltd.	2,974,914	0.6

		Mexico: 3.2%
1,217,980		Becle SAB de CV	1,755,194	0.3
66,830		Fomento Economico Mexicano SAB de CV ADR	5,867,005	1.1
968,680		Grupo Financiero Banorte	5,695,923	1.1
792,270		Infraestructura Energetica Nova SAB de CV	3,550,809	0.7
			16,868,931	3.2

		Panama: 0.9%
51,740		Copa Holdings S.A.- Class A	4,895,639	0.9

		Peru: 1.2%
28,808		Credicorp Ltd.	6,485,257	1.2

		Russia: 3.6%
24,754	(1)	Magnit OAO	1,815,727	0.3
16,164		Magnit PJSC GDR	289,669	0.1
4,873,076	(1)	Sberbank	16,926,960	3.2
			19,032,356	3.6

		South Africa: 5.9%
730,928		Bid Corp. Ltd.	14,636,136	2.8
332,192		Bidvest Group Ltd.	4,756,982	0.9
36,121	(3)	Capitec Bank Holdings Ltd.	2,275,687	0.4
423,186		FirstRand Ltd.	1,965,869	0.4
171,700		Mr Price Group Ltd.	2,817,853	0.6

6

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Africa: (continued)
834,431	Sanlam Ltd.	4,239,442	0.8
		30,691,969	5.9

	South Korea: 6.2%
6,430	NAVER Corp.	4,400,080	0.9
12,160	NCSoft Corp.	4,046,666	0.8
564,900	Samsung Electronics Co., Ltd.	23,663,425	4.5
		32,110,171	6.2

	Spain: 0.6%
457,410	Prosegur Cia de Seguridad SA	2,979,685	0.6

	Taiwan: 7.1%
54,000	Largan Precision Co. Ltd.	7,933,000	1.5
755,000	President Chain Store Corp.	8,555,225	1.6
1,103,223	Taiwan Semiconductor Manufacturing Co., Ltd.	7,834,074	1.5
355,371	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	12,992,364	2.5
		37,314,663	7.1

	Thailand: 0.4%
370,800	Kasikornbank PCL	2,169,463	0.4

	Turkey: 0.6%
216,750	Ford Otomotiv Sanayi A/S	2,884,473	0.6

	United States: 1.3%
53,870	(1) EPAM Systems, Inc.	6,697,657	1.3

	Total Common Stock
	(Cost $361,049,662)	492,300,653	94.3

PREFERRED STOCK: 1.4%
	Brazil: 1.4%
649,105	Itau Unibanco Holding S.A.	6,724,264	1.3
420,340	Marcopolo SA	360,067	0.1

	Total Preferred Stock
	(Cost $7,812,922)	7,084,331	1.4

PARTICIPATORY NOTES: 4.3%
	China: 3.8%
962,828	(1) Fuyao Glass Industry Group Co. Ltd. 3/6/2019 (Issuer: UBS AG)	3,736,330	0.7
1,027,419	(1) Hangzhou Robam Appliances Co. Ltd., 11/12/18 (Issuer: UBS AG)	4,748,399	0.9
894,727	(1) Inner Mongolia Yili Industrial Group Co. Ltd., 7/27/18 (Issuer UBS AG)	3,767,812	0.7
979,700	(1) Midea Group Co., Ltd., 09/13/18 (Issuer: BNP Paribas S.A.)	7,721,905	1.5
		19,974,446	3.8

	Saudi Arabia: 0.5%
157,320	(1) Almarai Co., 07/11/19 (Issuer: Citigroup Global Markets)	2,533,664	0.5

	Total Participatory Notes
	(Cost $24,867,389)	22,508,110	4.3

	Total Long-Term Investments
	(Cost $393,729,973)	521,893,094	100.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.2%
	Securities Lending Collateral(4): 0.2%
100,526	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $100,545, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $102,537, due 11/15/42-08/15/44)	100,526	0.0
1,000,000	NBC Global Finance Ltd., Repurchase Agreement dated 06/29/18, 1.95%, due 07/02/18 (Repurchase Amount $1,000,160, collateralized by various U.S. Government Securities, 0.000%-3.625%, Market Value plus accrued interest $1,020,003, due 01/31/20-09/09/49)	1,000,000	0.2
		1,100,526	0.2

	Total Short-Term Investments
	(Cost $1,100,526)	1,100,526	0.2

	Total Investments in Securities (Cost $394,830,499)	$522,993,620	100.2
	Liabilities in Excess of Other Assets	(1,205,191)	(0.2)
	Net Assets	$521,788,429	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security, or a portion of the security, is on loan.
(4)	Represents securities purchased with cash collateral received for securities on loan.

7

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 69.9%
		Consumer Discretionary: 7.6%
508,987		Adient plc	25,037,070	0.4
87,900	(1)	Amazon.com, Inc.	149,412,420	2.4
2,988,112		Aramark	110,858,955	1.7
26,600	(1)	Booking Holdings, Inc.	53,920,594	0.8
937,766		Magna International, Inc.	54,512,338	0.9
203,120		McDonald's Corp.	31,826,873	0.5
765,764		Yum! Brands, Inc.	59,898,060	0.9
			485,466,310	7.6

		Consumer Staples: 6.0%
2,177,855		Dr Pepper Snapple Group, Inc.	265,698,310	4.2
141,886		Kraft Heinz Co.	8,913,279	0.1
389,947		PepsiCo, Inc.	42,453,530	0.7
371,856		Philip Morris International, Inc.	30,023,653	0.5
492,991		Tyson Foods, Inc.	33,942,430	0.5
			381,031,202	6.0

		Energy: 1.4%
802,600	(2)	Canadian Natural Resources Ltd.	28,949,782	0.5
1,606,039	(3)	Enterprise Products Partners L.P.	44,439,099	0.7
227,143		Total SA	13,793,449	0.2
			87,182,330	1.4

		Financials: 7.3%
651,430		Intercontinental Exchange, Inc.	47,912,676	0.7
2,452,809		Marsh & McLennan Cos., Inc.	201,056,754	3.2
1,053,426		PNC Financial Services Group, Inc.	142,317,852	2.2
809,363		State Street Corp.	75,343,602	1.2
			466,630,884	7.3

		Health Care: 14.0%
1,676,744		Abbott Laboratories	102,264,617	1.6
316,597		Aetna, Inc.	58,095,549	0.9
168,989		Anthem, Inc.	40,224,452	0.6
767,632		Becton Dickinson & Co.	183,893,922	2.9
53,516	(1)	Biogen, Inc.	15,532,484	0.2
112,810		Cigna Corp.	19,172,059	0.3
155,400		CVS Health Corp.	9,999,990	0.2
1,724,579		Danaher Corp.	170,181,456	2.7
2,315,059		PerkinElmer, Inc.	169,531,771	2.7
200,024	(4)	Thermo Fisher Scientific, Inc.	41,432,971	0.6
324,448	(4)	UnitedHealth Group, Inc.	79,600,072	1.3
			889,929,343	14.0

		Industrials: 6.0%
534,317		Equifax, Inc.	66,848,400	1.0
1,300,499		Fortive Corp.	100,281,478	1.6
404,620	(1),(2)	Middleby Corp.	42,250,420	0.7
1,027,132		Republic Services, Inc.	70,214,744	1.1
124,374		Roper Technologies, Inc.	34,316,030	0.5
926,788		Waste Connections, Inc.	69,768,601	1.1
			383,679,673	6.0

		Information Technology: 18.3%
3,147	(1),(5)	Adyen NV	1,733,715	0.0
27,132	(1)	Alphabet, Inc. - Class A	30,637,183	0.5
34,957	(1)	Alphabet, Inc. - Class C	38,999,777	0.6
148,700		Apple, Inc.	27,525,857	0.4
523,100	(1)	Facebook, Inc.- Class A	101,648,792	1.6
1,452,468		Fidelity National Information Services, Inc.	154,005,182	2.4
2,495,162	(1)	Fiserv, Inc.	184,866,553	2.9
357,950		Intuit, Inc.	73,130,975	1.2
119,448	(4)	Mastercard, Inc. - Class A	23,473,921	0.4
790,819		Maxim Integrated Products	46,389,442	0.7
1,935,600		Microsoft Corp.	190,869,516	3.0
574,648		TE Connectivity Ltd.	51,752,799	0.8
722,762	(4)	Texas Instruments, Inc.	79,684,510	1.3
1,188,957		Visa, Inc. - Class A	157,477,355	2.5
			1,162,195,577	18.3

		Materials: 0.3%
38,123		Sherwin-Williams Co.	15,537,791	0.3

		Real Estate: 1.9%
822,410		American Tower Corp.	118,566,850	1.9

		Utilities: 7.1%
873,400		American Electric Power Co., Inc.	60,482,950	0.9
923,965		CMS Energy Corp.	43,685,065	0.7
924,416		DTE Energy Co.	95,797,230	1.5
1,127,501		Eversource Energy	66,082,834	1.0
199,011		NextEra Energy, Inc.	33,240,807	0.5
3,568,845		NiSource, Inc.	93,789,247	1.5
572,115		PG&E Corp.	24,349,214	0.4
768,833		Xcel Energy, Inc.	35,120,292	0.6
			452,547,639	7.1

	Total Common Stock
	(Cost $3,699,259,448)		4,442,767,599	69.9

PREFERRED STOCK: 3.8%
		Financials: 1.3%
250,000	(1),(2),(6)	Charles Schwab Corp. - Series C	6,627,500	0.1
23,000	(1),(6)	Charles Schwab Corp. - Series D	603,290	0.0
38,102	(1),(2),(6)	State Street Corp. - Series E	994,462	0.0
166,000	(1),(2),(6),(7)	US Bancorp - Series G	4,598,200	0.1
56,625	(1)	Wells Fargo & Co.	71,316,923	1.1
			84,140,375	1.3

8

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
		Health Care: 1.1%
1,073,485	(1)	Becton Dickinson and Co.	66,395,047	1.1

		Industrials: 0.3%
17,812	(1)	Fortive Corp.	18,267,898	0.3

		Utilities: 1.1%
165,000	(1),(6)	Alabama Power Co.	4,204,200	0.1
560,000	(1),(6)	DTE Energy Co.	13,781,600	0.2
136,473	(1)	NextEra Energy, Inc.	7,792,608	0.1
29,790	(1),(2),(6)	SCE Trust II	723,003	0.0
324,305	(1),(6),(7)	SCE Trust III	8,740,020	0.1
540,000	(1),(6),(7)	SCE Trust IV	13,662,000	0.2
175,000	(1),(6),(7)	SCE Trust V	4,453,750	0.1
125,000	(1),(6)	SCE Trust VI	2,928,750	0.1
142,685	(1)	Sempra Energy	14,726,519	0.2
			71,012,450	1.1

	Total Preferred Stock
	(Cost $224,770,467)		239,815,770	3.8

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 16.5%
		Communications: 4.0%
7,190,000		Amazon.com, Inc., 2.600%, 12/05/2019	7,197,224	0.1
11,535,000	(5)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	10,799,644	0.2
3,795,000	(5)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	3,491,400	0.1
3,546,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 03/15/2021	3,572,595	0.1
12,975,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 09/30/2022	13,064,203	0.2
6,575,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 09/01/2023	6,640,750	0.1
7,425,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 01/15/2024	7,462,125	0.1
2,725,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.579%, 07/23/2020	2,725,934	0.1
6,600,000		Level 3 Financing, Inc., 5.375%, 08/15/2022	6,616,500	0.1
5,600,000		Level 3 Financing, Inc., 5.625%, 02/01/2023	5,614,000	0.1
29,730,000	(2)	Netflix, Inc., 4.375%, 11/15/2026	27,940,254	0.4
53,230,000	(5)	Netflix, Inc., 4.875%, 04/15/2028	50,803,777	0.8
12,275,000		Netflix, Inc., 5.875%, 02/15/2025	12,622,260	0.2
46,020,000	(5)	Netflix, Inc., 5.875%, 11/15/2028	46,696,494	0.7
3,050,000	(5)	Sirius XM Radio, Inc., 6.000%, 07/15/2024	3,114,812	0.1
9,100,000		Time Warner Cable LLC, 6.750%, 07/01/2018	9,100,000	0.1
14,170,000	(5)	Unitymedia GmbH, 6.125%, 01/15/2025	14,665,950	0.2
7,275,000		Verizon Communications, Inc., 3.125%, 03/16/2022	7,175,590	0.1
7,275,000		Verizon Communications, Inc., 3.335%, (US0003M + 1.000%), 03/16/2022	7,394,304	0.1
6,565,000	(5)	Zayo Group LLC / Zayo Capital, Inc., 5.750%, 01/15/2027	6,466,525	0.1
			253,164,341	4.0

		Consumer, Cyclical: 2.5%
10,455,000	(5)	Aramark Services, Inc., 5.000%, 04/01/2025	10,428,863	0.2
3,410,000	(5)	Aramark Services, Inc., 5.000%, 02/01/2028	3,265,075	0.1
665,000		AutoZone, Inc., 1.625%, 04/21/2019	660,157	0.0
2,895,000		AutoZone, Inc., 2.500%, 04/15/2021	2,826,594	0.0
6,410,000	(5)	Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.375%, 04/15/2027	6,329,875	0.1
6,580,000		Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 06/01/2024	6,678,700	0.1
1,209,511		Continental Airlines 2009-2 Class A Pass Through Trust, 7.250%, 11/10/2019	1,268,578	0.0
2,936,466		Continental Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	2,971,087	0.1
510,500		Continental Airlines 2012-1 Class B Pass Through Trust, 6.250%, 10/11/2021	524,298	0.0
648,772		Delta Air Lines 2009-1 Class A Pass Through Trust, 7.750%, 06/17/2021	683,179	0.0
725,377		Delta Air Lines 2011-1 Class A Pass Through Trust, 5.300%, 10/15/2020	736,018	0.0

9

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
2,090,000		Dollar Tree, Inc., 3.055%, (US0003M + 0.700%), 04/17/2020	2,094,359	0.0
2,475,000		Hilton Domestic Operating Co., Inc., 4.250%, 09/01/2024	2,360,531	0.0
30,035,000	(5)	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.750%, 06/01/2027	28,458,163	0.5
6,160,000	(5)	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.000%, 06/01/2024	6,096,552	0.1
8,205,000	(5)	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.250%, 06/01/2026	8,102,438	0.1
870,000		McDonald's Corp., 2.100%, 12/07/2018	868,435	0.0
26,995,000	(2),(5)	Tesla, Inc., 5.300%, 08/15/2025	24,126,781	0.4
2,293,742		US Airways 2010-1 Class A Pass Through Trust, 6.250%, 10/22/2024	2,458,157	0.0
442,242		US Airways 2012-2 Class A Pass Through Trust, 4.625%, 12/03/2026	452,783	0.0
717,634		US Airways 2012-2 Class B Pass Through Trust, 6.750%, 12/03/2022	757,872	0.0
2,539,649		US Airways 2013-1 Class A Pass Through Trust, 3.950%, 05/15/2027	2,524,411	0.0
811,649		US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/2023	830,901	0.0
19,225,000		Yum! Brands, Inc., 3.750%, 11/01/2021	18,912,594	0.3
10,680,000		Yum! Brands, Inc., 3.875%, 11/01/2020	10,586,550	0.2
7,360,000		Yum! Brands, Inc., 3.875%, 11/01/2023	7,056,400	0.1
2,835,000		Yum! Brands, Inc., 5.300%, 09/15/2019	2,902,331	0.0
3,440,000		Yum! Brands, Inc., 5.350%, 11/01/2043	3,049,732	0.1
4,065,000		Yum! Brands, Inc., 6.875%, 11/15/2037	4,024,350	0.1
			162,035,764	2.5

		Consumer, Non-cyclical: 2.3%
2,925,000		Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/2021	2,885,849	0.0
3,650,000		Anheuser-Busch InBev Finance, Inc., 3.300%, 02/01/2023	3,622,121	0.1
6,410,000		Anheuser-Busch InBev Finance, Inc., 3.623%, (US0003M + 1.260%), 02/01/2021	6,601,803	0.1
5,460,000		B&G Foods, Inc., 4.625%, 06/01/2021	5,391,750	0.1
3,315,000		Becton Dickinson & Co., 2.675%, 12/15/2019	3,291,200	0.1
6,185,000		Becton Dickinson and Co., 3.344%, (US0003M + 1.030%), 06/06/2022	6,208,703	0.1
9,545,000		Becton Dickinson and Co., 3.363%, 06/06/2024	9,177,195	0.1
3,920,000		Ecolab, Inc., 2.000%, 01/14/2019	3,904,464	0.1
1,297,000	(5)	Fresenius Medical Care US Finance, Inc., 5.750%, 02/15/2021	1,360,859	0.0
3,000,000		HCA, Inc., 3.750%, 03/15/2019	3,018,750	0.0
6,285,000		HCA, Inc., 4.250%, 10/15/2019	6,347,850	0.1
33,490,000		HCA, Inc., 6.500%, 02/15/2020	34,955,188	0.6
7,545,000	(5)	Hologic, Inc., 4.375%, 10/15/2025	7,224,338	0.1
2,315,000		Kroger Co., 2.000%, 01/15/2019	2,304,242	0.0
7,250,000		Medtronic Global Holdings SCA, 1.700%, 03/28/2019	7,204,318	0.1
4,860,000		Medtronic, Inc., 2.500%, 03/15/2020	4,827,300	0.1
5,820,000		Philip Morris International, Inc., 2.000%, 02/21/2020	5,727,623	0.1
7,270,000		Philip Morris International, Inc., 2.625%, 02/18/2022	7,088,078	0.1
3,890,000		Philip Morris International, Inc., 2.751%, (US0003M + 0.420%), 02/21/2020	3,905,507	0.1
6,950,000	(5)	Reckitt Benckiser Treasury Services PLC, 2.895%, (US0003M + 0.560%), 06/24/2022	6,939,156	0.1
2,100,000		Spectrum Brands, Inc., 6.125%, 12/15/2024	2,131,500	0.0
4,605,000		Spectrum Brands, Inc., 6.625%, 11/15/2022	4,766,175	0.1
2,160,000		Teleflex, Inc., 4.625%, 11/15/2027	2,049,300	0.0
3,230,000		Teleflex, Inc., 4.875%, 06/01/2026	3,181,550	0.1
1,190,000		Thermo Fisher Scientific, Inc., 3.200%, 08/15/2027	1,114,233	0.0

10

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
880,000	(5)	Universal Health Services, Inc., 3.750%, 08/01/2019	883,300	0.0
			146,112,352	2.3

		Energy: 0.3%
3,645,000		EQT Corp., 8.125%, 06/01/2019	3,810,376	0.0
5,450,000		Matador Resources Co., 6.875%, 04/15/2023	5,722,500	0.1
10,335,000		Shell International Finance BV, 2.806%, (US0003M + 0.450%), 05/11/2020	10,419,788	0.2
			19,952,664	0.3

		Financial: 4.0%
6,135,000		American Tower Corp., 3.300%, 02/15/2021	6,131,745	0.1
6,150,000	(7)	Bank of New York Mellon Corp., 4.625%, 12/31/2199	5,850,187	0.1
8,750,000	(7)	Bank of New York Mellon Corp., 4.950%, 12/31/2199	8,957,375	0.1
12,532,000		Crown Castle International Corp., 4.875%, 04/15/2022	12,927,108	0.2
20,700,000		Crown Castle International Corp., 5.250%, 01/15/2023	21,705,350	0.4
147,240,000	(2)	Kreditanstalt fuer Wiederaufbau, 2.875%, 04/03/2028	145,597,022	2.3
2,170,000		Marsh & McLennan Cos, Inc., 2.350%, 03/06/2020	2,140,778	0.0
2,690,000		Marsh & McLennan Cos, Inc., 2.750%, 01/30/2022	2,631,119	0.0
1,115,000		Marsh & McLennan Cos, Inc., 3.300%, 03/14/2023	1,102,960	0.0
12,605,000	(7)	PNC Financial Services Group, Inc./The, 5.000%, 12/31/2199	12,526,219	0.2
16,970,000		SBA Communications Corp., 4.875%, 07/15/2022	16,863,938	0.3
6,640,000	(7)	State Street Corp., 5.250%, 12/31/2199	6,837,540	0.1
4,200,000		Trinity Acquisition PLC, 4.400%, 03/15/2026	4,164,189	0.1
4,935,000	(7)	US Bancorp, 5.300%, 12/31/2199	4,928,585	0.1
			252,364,115	4.0

		Industrial: 1.0%
1,600,000		3M Co., 2.250%, 03/15/2023	1,536,214	0.0
4,335,000		Amphenol Corp., 2.200%, 04/01/2020	4,265,407	0.1
2,165,000		Amphenol Corp., 3.200%, 04/01/2024	2,090,540	0.0
2,190,000		Caterpillar Financial Services Corp., 2.250%, 12/01/2019	2,172,059	0.0
625,000		Fortive Corp., 1.800%, 06/15/2019	618,234	0.0
1,500,000		Lennox International, Inc., 3.000%, 11/15/2023	1,429,180	0.0
9,885,000		Northrop Grumman Corp., 2.550%, 10/15/2022	9,528,073	0.2
3,175,000	(5)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/2023	3,139,281	0.0
8,525,000	(5)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.848%, (US0003M + 3.500%), 07/15/2021	8,625,595	0.1
23,011,462		Reynolds Group Issuer, Inc., 5.750%, 10/15/2020	23,126,519	0.4
3,822,307		Reynolds Group Issuer, Inc., 6.875%, 02/15/2021	3,874,863	0.1
4,030,000		Welbilt, Inc., 9.500%, 02/15/2024	4,458,188	0.1
1,185,000		Xylem, Inc./NY, 3.250%, 11/01/2026	1,115,581	0.0
850,000		Xylem, Inc./NY, 4.875%, 10/01/2021	889,745	0.0
			66,869,479	1.0

		Technology: 0.7%
18,405,000		Apple, Inc., 1.500%, 09/12/2019	18,179,158	0.3
6,840,000		Fiserv, Inc., 2.700%, 06/01/2020	6,777,633	0.1
1,790,000	(5)	Sensata Technologies BV, 5.000%, 10/01/2025	1,812,375	0.0
1,460,000	(5)	Sensata Technologies UK Financing Co. PLC, 6.250%, 02/15/2026	1,525,700	0.0
13,645,000	(5)	Solera LLC / Solera Finance, Inc., 10.500%, 03/01/2024	15,222,771	0.3
			43,517,637	0.7

		Utilities: 1.7%
4,270,000		Berkshire Hathaway Energy Co., 2.400%, 02/01/2020	4,236,713	0.1
865,000		Dominion Energy, Inc., 2.962%, 07/01/2019	863,285	0.0
14,375,000		DTE Energy Co., 3.800%, 03/15/2027	14,073,656	0.2
7,250,000		Edison International, 2.125%, 04/15/2020	7,111,318	0.1
4,250,000		Eversource Energy, 2.750%, 03/15/2022	4,146,640	0.1

11

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
2,835,000		Eversource Energy, 2.900%, 10/01/2024	2,693,549	0.1
6,872,000		Eversource Energy, 3.300%, 01/15/2028	6,501,384	0.1
1,620,000		NGL Energy Partners L.P. / NGL Energy Finance Corp., 5.125%, 07/15/2019	1,628,100	0.0
15,705,000		NiSource, Inc., 3.490%, 05/15/2027	15,060,775	0.2
8,605,000		NiSource, Inc., 4.375%, 05/15/2047	8,384,144	0.1
6,115,000	(5),(7)	NiSource, Inc., 5.650%, 12/31/2199	6,076,781	0.1
5,705,000		NSTAR Electric Co., 3.200%, 05/15/2027	5,475,619	0.1
7,285,000		Pacific Gas & Electric Co., 3.300%, 03/15/2027	6,594,176	0.1
7,000,000		Southern Co/The, 1.550%, 07/01/2018	7,000,000	0.1
3,210,000		Southern Co/The, 1.850%, 07/01/2019	3,178,879	0.1
2,445,000		Virginia Electric & Power Co., 3.150%, 01/15/2026	2,350,359	0.0
5,095,000		Virginia Electric & Power Co., 3.500%, 03/15/2027	5,008,043	0.1
5,440,000	(2)	Xcel Energy, Inc., 4.000%, 06/15/2028	5,448,216	0.1
			105,831,637	1.7

	Total Corporate Bonds/Notes
	(Cost $1,066,157,056)		1,049,847,989	16.5

ASSET-BACKED SECURITIES: 0.4%
		Other Asset-Backed Securities: 0.4%
8,111,703	(5)	Domino's Pizza Master Issuer LLC 2017-1A A23, 4.118%, 07/25/2047	8,105,328	0.1
7,590,000	(5)	Domino's Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	7,683,172	0.1
6,220,275	(5)	Taco Bell Funding 2016-1A A2I, 3.832%, 05/25/2046	6,239,339	0.1
5,141,165	(5)	Wendys Funding LLC 2018-1A A2I, 3.573%, 03/15/2048	5,006,312	0.1

	Total Asset-Backed Securities
	(Cost $26,853,828)		27,034,151	0.4

BANK LOANS: 1.8%
		Basic Materials: 0.1%
4,006,434		HB Fuller Co. 1st Lien Term Loan B, 3.948%, (US0003M + 2.250%), 10/20/2024	3,985,465	0.1

		Communications: 0.1%
6,850,000		Zayo Group LLC TL B2 1L, 4.230%, (US0003M + 2.250%), 01/19/2024	6,862,234	0.1

		Consumer, Cyclical: 0.1%
6,850,000		Formula One TL B3 1L, 4.480%, (US0003M + 2.500%), 02/01/2024	6,771,513	0.1

		Consumer, Non-cyclical: 0.3%
14,513,400		Change Healthcare Holdings LLC - TL B 1L, 4.730%, (US0003M + 2.750%), 03/01/2024	14,483,459	0.2
3,425,000		NVA Holdings Inc. - TL B3 1L, 5.052%, (US0003M + 3.750%), 02/02/2025	3,413,584	0.1
520,951		Prestige Brands, Inc. Term Loan B4, 3.980%, (US0003M + 2.750%), 01/26/2024	519,866	0.0
			18,416,909	0.3

		Electronics/Electrical: 0.0%
675,000		Kronos Incorporated 2017 Term Loan B, 5.358%, (US0003M + 3.000%), 11/01/2023	674,923	0.0

		Energy: 0.2%
9,846,188		Eagleclaw TL 1L, 6.306%, (US0003M + 4.250%), 06/24/2024	9,248,467	0.2

		Financial: 0.8%
50,995,000		HUB International Ltd. TL B 1L, 5.360%, (US0003M + 3.000%), 04/25/2025	43,963,197	0.7
1,366,860		Institutional Shareholder Services, Inc. - TL 1L, 6.058%, (US0003M + 3.750%), 10/16/2024	1,371,986	0.0
4,260,000		Vantiv LLC TL A5 1L, 4.576%, (US0003M + 2.250%), 01/16/2023	4,274,910	0.1
			49,610,093	0.8

		Industrial: 0.1%
8,421,667		Manitowoc Foodservice, Inc. Term Loan B, 4.730%, (US0003M + 3.000%), 03/04/2023	8,431,983	0.1

		Technology: 0.1%
6,843,568		Cypress Intermediate Holdings III Inc TL B 1L, 4.990%, (US0003M + 3.000%), 04/29/2024	5,498,568	0.1
1,002,857		Fiserv, Inc. TL, 3.218%, (US0003M + 1.250%), 10/25/2018	1,000,350	0.0

12

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Technology: (continued)
3,495,000	Kronos Inc./MA - TL B 1L, 5.358%, (US0003M + 3.000%), 11/01/2023	1,934,779	0.0
		8,433,697	0.1

	Total Bank Loans
	(Cost $112,671,609)	112,435,284	1.8

U.S. TREASURY OBLIGATIONS: 4.3%
	U.S. Treasury Notes: 4.3%
290,725,000	2.250%, 11/15/2027	276,302,313	4.3

	Total U.S. Treasury Obligations
	(Cost $284,375,480)	276,302,313	4.3

	Total Long-Term Investments
	(Cost $5,414,087,888)	6,148,203,106	96.7

SHORT-TERM INVESTMENTS: 6.7%
	Securities Lending Collateral(8): 3.4%
50,478,945	Bank of Nova Scotia, Repurchase Agreement dated 06/29/18, 2.12%, due 07/02/18 (Repurchase Amount $50,487,741, collateralized by various U.S. Government Agency Obligations, 2.500%-6.430%, Market Value plus accrued interest $51,497,620, due 02/01/21-06/01/48)	50,478,945	0.8
10,522,264	Dominion Securities Inc., Repurchase Agreement dated 06/29/18, 2.11%, due 07/02/18 (Repurchase Amount $10,524,089, collateralized by various U.S. Government Agency Obligations, 3.000%-7.000%, Market Value plus accrued interest $10,732,709, due 11/01/36-06/01/48)	10,522,264	0.2
50,478,945	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $50,488,405, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $51,488,533, due 11/15/42-08/15/44)	50,478,945	0.8
50,478,945	National Bank Financial, Repurchase Agreement dated 06/29/18, 2.01%, due 07/02/18 (Repurchase Amount $50,487,284, collateralized by various U.S. Government Securities, 0.000%-6.000%, Market Value plus accrued interest $51,488,534, due 09/06/18-09/09/49)	50,478,945	0.8
50,478,945	State of Wisconsin Investment Board, Repurchase Agreement dated 06/29/18, 2.30%, due 07/02/18 (Repurchase Amount $50,488,488, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $51,488,901, due 07/15/19-02/15/48)	50,478,945	0.8
		212,438,044	3.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.3%
210,636,157	(9) T. Rowe Price Reserve Investment Fund, 1.970%
	(Cost $210,636,157)	210,636,157	3.3

	Total Short-Term Investments
	(Cost $423,074,201)	423,074,201	6.7

	Total Investments in Securities (Cost $5,837,162,089)	$6,571,277,307	103.4
	Liabilities in Excess of Other Assets	(215,345,504)	(3.4)
	Net Assets	$6,355,931,803	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Security is a Master Limited Partnership.
(4)	All or a portion of this security is pledged to cover open written call options at June 30, 2018.
(5)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(6)	Preferred Stock may be called prior to convertible date.
(7)	Variable rate security. Rate shown is the rate in effect as of June 30, 2018.
(8)	Represents securities purchased with cash collateral received for securities on loan.
(9)	Rate shown is the 7-day yield as of June 30, 2018.

Reference Rate Abbreviations:
US0003M	3-month LIBOR

13

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.6%
		Consumer Discretionary: 7.6%
79,859		Adient plc	3,928,264	0.4
253,661		Comcast Corp. – Class A	8,322,617	0.9
75,200		Kohl's Corp.	5,482,080	0.6
114,000		L Brands, Inc.	4,204,320	0.5
123,779		Las Vegas Sands Corp.	9,451,765	1.1
304,000	(1)	Mattel, Inc.	4,991,680	0.6
450,400		News Corp - Class A	6,981,200	0.8
426,800		Twenty-First Century Fox, Inc. - Class B	21,028,436	2.4
27,300		Walt Disney Co.	2,861,313	0.3
			67,251,675	7.6

		Consumer Staples: 6.7%
133,700		Archer-Daniels-Midland Co.	6,127,471	0.7
138,975		Coty, Inc - Class A	1,959,548	0.2
54,100		Kellogg Co.	3,779,967	0.4
108,200		Kimberly-Clark Corp.	11,397,788	1.3
67,300		PepsiCo, Inc.	7,326,951	0.8
107,400		Philip Morris International, Inc.	8,671,476	1.0
164,800		Tyson Foods, Inc.	11,346,480	1.3
104,700		Walmart, Inc.	8,967,555	1.0
			59,577,236	6.7

		Energy: 10.6%
182,175		Apache Corp.	8,516,681	1.0
83,390		Chevron Corp.	10,542,998	1.2
19,040		EQT Corp.	1,050,627	0.1
289,624		Exxon Mobil Corp.	23,960,594	2.7
190,100		Hess Corp.	12,715,789	1.4
122,300		Occidental Petroleum Corp.	10,234,064	1.1
309,400		Total S.A. ADR	18,737,264	2.1
210,100		TransCanada Corp.	9,076,320	1.0
			94,834,337	10.6

		Financials: 24.7%
219,502		American International Group, Inc.	11,637,996	1.3
11,700		Ameriprise Financial, Inc.	1,636,596	0.2
49,119		Bank of America Corp.	1,384,665	0.2
132,900		Bank of New York Mellon Corp.	7,167,297	0.8
132,556	(2)	Brighthouse Financial, Inc.	5,311,519	0.6
98,603		Chubb Ltd.	12,524,553	1.4
156,000		Citigroup, Inc.	10,439,520	1.2
364,100		Fifth Third Bancorp	10,449,670	1.2
222,700		Franklin Resources, Inc.	7,137,535	0.8
306,444		JPMorgan Chase & Co.	31,931,465	3.6
389,500		Keycorp	7,610,830	0.8
196,122		Loews Corp.	9,468,770	1.1
54,500		Marsh & McLennan Cos., Inc.	4,467,365	0.5
294,200		Metlife, Inc.	12,827,120	1.4
333,800		Morgan Stanley	15,822,120	1.8
28,300		Northern Trust Corp.	2,911,787	0.3
63,700		PNC Financial Services Group, Inc.	8,605,870	1.0
133,600		State Street Corp.	12,436,824	1.4
280,600		US Bancorp	14,035,612	1.6
506,200		Wells Fargo & Co.	28,063,728	3.1
26,509		Willis Towers Watson PLC	4,018,764	0.4
			219,889,606	24.7

		Health Care: 11.7%
67,164		Anthem, Inc.	15,987,047	1.8
21,000		Becton Dickinson & Co.	5,030,760	0.6
118,800		Bristol-Myers Squibb Co.	6,574,392	0.7
114,118		CVS Health Corp.	7,343,493	0.8
148,900		Gilead Sciences, Inc.	10,548,076	1.2
91,700		GlaxoSmithKline PLC ADR	3,696,427	0.4
274,600		GlaxoSmithKline PLC	5,536,189	0.6
127,100		Johnson & Johnson	15,422,314	1.7
146,027		Medtronic PLC	12,501,372	1.4
154,700		Merck & Co., Inc.	9,390,290	1.1
346,776		Pfizer, Inc.	12,581,033	1.4
			104,611,393	11.7

		Industrials: 10.1%
68,900		Alaska Air Group, Inc.	4,160,871	0.5
46,000		Boeing Co.	15,433,460	1.7
68,900		Delta Air Lines, Inc.	3,413,306	0.4
101,100		Emerson Electric Co.	6,990,054	0.8
35,412		Flowserve Corp.	1,430,645	0.2
260,900		General Electric Co.	3,550,849	0.4
98,500		Harris Corp.	14,237,190	1.6
2,800		Illinois Tool Works, Inc.	387,912	0.0
398,001		Johnson Controls International plc	13,313,133	1.5
164,930		Nielsen Holdings PLC	5,101,285	0.6
62,500	(2)	nVent Electric PLC	1,568,750	0.2
18,600		Paccar, Inc.	1,152,456	0.1
69,700		Pentair PLC	2,932,976	0.3
60,000		Southwest Airlines Co.	3,052,800	0.3
39,704	(2)	Stericycle, Inc.	2,592,274	0.3
98,700		United Parcel Service, Inc. - Class B	10,484,901	1.2
			89,802,862	10.1

		Information Technology: 7.8%
13,200		Analog Devices, Inc.	1,266,144	0.1
116,300		Applied Materials, Inc.	5,371,897	0.6
38,100		CA, Inc.	1,358,265	0.2
342,000		Cisco Systems, Inc.	14,716,260	1.7
116,500		Hewlett Packard Enterprise Co.	1,702,065	0.2
200,600		Microsoft Corp.	19,781,166	2.2
272,900		Qualcomm, Inc.	15,315,148	1.7
19,100		TE Connectivity Ltd.	1,720,146	0.2
59,600		Texas Instruments, Inc.	6,570,900	0.7
21,900		Western Digital Corp.	1,695,279	0.2
			69,497,270	7.8

		Materials: 5.6%
17,957		Akzo Nobel NV	1,531,595	0.2
227,800		CF Industries Holdings, Inc.	10,114,320	1.1
281,815		DowDuPont, Inc.	18,577,245	2.1
152,193		International Paper Co.	7,926,211	0.9

14

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
90,800		Nucor Corp.	5,675,000	0.6
48,200		Vulcan Materials Co.	6,220,692	0.7
			50,045,063	5.6

		Real Estate: 2.8%
114,800		Equity Residential	7,311,612	0.8
171,233		Rayonier, Inc.	6,625,005	0.8
51,438		SL Green Realty Corp.	5,171,062	0.6
156,751		Weyerhaeuser Co.	5,715,141	0.6
			24,822,820	2.8

		Telecommunication Services: 3.0%
41,960		AT&T, Inc.	1,347,336	0.1
128,210		CenturyLink, Inc.	2,389,834	0.3
527,486		Telefonica S.A.	4,477,009	0.5
350,858		Verizon Communications, Inc.	17,651,666	2.0
212,515		Vodafone Group PLC	514,773	0.1
			26,380,618	3.0

		Utilities: 5.0%
98,485		Edison International	6,231,146	0.7
72,400		Evergy, Inc.	4,065,260	0.5
419,990		NiSource, Inc.	11,037,337	1.2
116,805		PG&E Corp.	4,971,221	0.6
18,495		Sempra Energy	2,147,455	0.2
344,330		Southern Co.	15,945,922	1.8
			44,398,341	5.0

	Total Common Stock
	(Cost $675,580,444)		851,111,221	95.6

PREFERRED STOCK: 2.3%
		Health Care: 0.8%
117,212	(2)	Becton Dickinson and Co.	7,249,562	0.8

		Utilities: 1.5%
34,013	(1),(2)	DTE Energy Co.	1,758,132	0.2
123,009	(1),(2)	NextEra Energy, Inc.	7,023,814	0.8
40,778	(1),(2)	Sempra Energy	4,208,698	0.5
			12,990,644	1.5

	Total Preferred Stock
	(Cost $17,661,255)		20,240,206	2.3

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.5%
	Consumer, Cyclical: 0.5%
4,285,000	(3) Mattel, Inc., 6.750%, 12/31/2025	4,183,231	0.5

	Total Corporate Bonds/Notes
	(Cost $4,234,646)	4,183,231	0.5

CONVERTIBLE BONDS/NOTES: 0.2%
	Financial: 0.2%
1,632,000	(3) AXA SA, 7.250%, 05/15/2021	1,708,740	0.2

	Total Convertible Bonds/Notes
	(Cost $1,632,000)	1,708,740	0.2

	Total Long-Term Investments
	(Cost $699,108,345)	877,243,398	98.6

SHORT-TERM INVESTMENTS: 1.7%
	Securities Lending Collateral(4): 0.6%
1,227,597	Bank of Nova Scotia, Repurchase Agreement dated 06/29/18, 2.12%, due 07/02/18 (Repurchase Amount $1,227,811, collateralized by various U.S. Government Agency Obligations, 2.500%-6.430%, Market Value plus accrued interest $1,252,370, due 02/01/21-06/01/48)	1,227,597	0.2
1,227,597	Dominion Securities Inc., Repurchase Agreement dated 06/29/18, 2.11%, due 07/02/18 (Repurchase Amount $1,227,810, collateralized by various U.S. Government Agency Obligations, 3.000%-7.000%, Market Value plus accrued interest $1,252,149, due 11/01/36-06/01/48)	1,227,597	0.1
1,227,597	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $1,227,827, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $1,252,149, due 11/15/42-08/15/44)	1,227,597	0.2
1,227,597	National Bank Financial, Repurchase Agreement dated 06/29/18, 2.01%, due 07/02/18 (Repurchase Amount $1,227,800, collateralized by various U.S. Government Securities, 0.000%-6.000%, Market Value plus accrued interest $1,252,149, due 09/06/18-09/09/49)	1,227,597	0.1

15

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(4): (continued)
258,155	Natwest Markets PLC, Repurchase Agreement dated 06/29/18, 2.09%, due 07/02/18 (Repurchase Amount $258,199, collateralized by various U.S. Government Securities, 2.500%-6.625%, Market Value plus accrued interest $263,321, due 05/15/20-05/15/46)	258,155	0.0
		5,168,543	0.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.1%
10,215,268	(5) T. Rowe Price Reserve Investment Fund, 1.970%
	(Cost $10,215,268)	10,215,268	1.1

	Total Short-Term Investments
	(Cost $15,383,811)	15,383,811	1.7

	Total Investments in Securities (Cost $714,492,156)	$892,627,209	100.3
	Liabilities in Excess of Other Assets	(2,294,463)	(0.3)
	Net Assets	$890,332,746	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of June 30, 2018.

16

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.3%
		Australia: 1.9%
238,325		Amcor Ltd.	2,539,279	1.1
690,285		South32 Ltd.	1,843,285	0.8
			4,382,564	1.9

		Austria: 1.4%
79,947		Erste Group Bank AG	3,332,987	1.4

		Belgium: 0.8%
18,871		Anheuser-Busch InBev SA/NV	1,903,425	0.8

		Bermuda: 0.5%
58,388	(1)	Liberty Latin America Ltd.	1,131,559	0.5

		Brazil: 1.2%
163,200		Banco Bradesco SA ADR	1,119,552	0.5
156,287		BB Seguridade Participacoes SA	991,978	0.4
19,222	(1)	Pagseguro Digital Ltd.	533,411	0.3
			2,644,941	1.2

		Canada: 5.4%
30,545		Alimentation Couche-Tard, Inc.	1,326,912	0.6
71,300		Canadian Natural Resources Ltd.	2,573,449	1.1
8,008		Canadian Pacific Railway Ltd.	1,467,529	0.6
30,000		Magna International, Inc.	1,743,900	0.7
26,000		Restaurant Brands International, Inc.	1,567,800	0.7
116,925	(1)	Seven Generations Energy Ltd.	1,288,741	0.6
27,000		TransCanada Corp.	1,166,400	0.5
17,300		Waste Connections, Inc.	1,302,344	0.6
			12,437,075	5.4

		China: 7.4%
21,721	(1)	Alibaba Group Holding Ltd. ADR	4,029,897	1.7
144,900		BTG Hotels Group Co. Ltd. - A Shares	592,545	0.2
404,000		China Mengniu Dairy Co., Ltd.	1,362,601	0.6
434,000		China Overseas Land & Investment Ltd.	1,424,475	0.6
31,844	(1)	Ctrip.com International Ltd. ADR	1,516,730	0.7
147,700		Gree Electric Appliances, Inc. of Zhuhai - A Shares	1,047,541	0.4
11,789		Kweichow Moutai Co. Ltd. - A Shares	1,297,763	0.6
91,500		Ping An Insurance Group Co. of China Ltd. - H Shares	837,927	0.4
99,600		Tencent Holdings Ltd.	5,001,454	2.2
			17,110,933	7.4

		Denmark: 0.6%
31,197		GN Store Nord A/S	1,417,473	0.6

		Finland: 1.1%
50,792		Sampo OYJ	2,473,608	1.1

		France: 5.6%
17,195		Air Liquide SA	2,155,313	0.9
27,633		BNP Paribas	1,709,295	0.7
1,151		Dassault Aviation SA	2,188,589	1.0
21,382		Schneider Electric SE	1,778,274	0.8
30,768		Thales S.A.	3,958,427	1.7
17,020		Total SA	1,033,554	0.5
			12,823,452	5.6

		Germany: 8.4%
48,624		Bayer AG	5,340,069	2.3
39,278		Fresenius SE & Co. KGaA	3,144,785	1.4
43,727		Infineon Technologies AG	1,110,724	0.5
6,196	(1)	Linde AG	1,472,041	0.6
17,150		Merck KGaA	1,669,509	0.7
44,494	(2)	Scout24 AG	2,355,030	1.0
23,489	(1),(2)	Siemens Healthineers AG	967,950	0.4
339,518		Telefonica Deutschland Holding AG	1,335,652	0.6
10,522		Wirecard AG	1,683,737	0.7
6,379	(1),(2)	Zalando SE	355,515	0.2
			19,435,012	8.4

		Hong Kong: 5.0%
542,000		AIA Group Ltd.	4,721,585	2.0
359,240		CK Hutchison Holdings Ltd.	3,802,923	1.7
48,900		Jardine Matheson Holdings Ltd.	3,081,347	1.3
			11,605,855	5.0

		India: 4.4%
23,573		Axis Bank Ltd. GDR	877,804	0.4
171,254		Axis Bank Ltd.	1,278,564	0.5
130,386		Housing Development Finance Corp.	3,633,151	1.6
1,195,146		NTPC Ltd.	2,787,193	1.2
403,959		Power Grid Corp. of India Ltd.	1,102,152	0.5
141,060		Wipro Ltd.	537,990	0.2
			10,216,854	4.4

		Indonesia: 1.4%
1,535,700		Bank Central Asia Tbk PT	2,293,461	1.0
23,439,000		Sarana Menara Nusantara Tbk PT	1,014,109	0.4
			3,307,570	1.4

		Italy: 0.8%
269,858		Banca Mediolanum SpA	1,822,855	0.8

		Japan: 14.6%
90,100		Astellas Pharma, Inc.	1,371,194	0.6

17

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
28,300		Bridgestone Corp.	1,105,479	0.5
33,000		Chugai Pharmaceutical Co., Ltd.	1,727,899	0.7
2,900		Disco Corp.	493,705	0.2
89,300	(3)	Fujitsu General Ltd.	1,395,645	0.6
107,700		Inpex Corp.	1,118,560	0.5
45,800		Japan Tobacco, Inc.	1,279,946	0.6
40,800		Kansai Paint Co., Ltd.	846,701	0.4
17,600		Koito Manufacturing Co., Ltd.	1,162,535	0.5
8,200		Kusuri no Aoki Holdings Co. Ltd.	545,616	0.2
4,900	(1)	Mercari, Inc.	200,709	0.1
209,900		Mitsubishi Electric Corp.	2,784,936	1.2
11,200		Murata Manufacturing Co., Ltd.	1,880,216	0.8
74,200		Nippon Telegraph & Telephone Corp.	3,370,759	1.5
33,100		Persol Holdings Co. Ltd	737,150	0.3
101,500	(1)	Renesas Electronics Corp.	992,245	0.4
33,600		Sega Sammy Holdings, Inc.	575,080	0.2
82,800		Seven & I Holdings Co., Ltd.	3,611,379	1.6
24,600		Stanley Electric Co., Ltd.	837,631	0.4
144,000		Sumitomo Corp.	2,361,575	1.0
24,900		Suzuki Motor Corp.	1,372,192	0.6
26,000		Takeda Pharmaceutical Co., Ltd.	1,093,770	0.5
19,300		Terumo Corp.	1,104,884	0.5
12,100		Tokio Marine Holdings, Inc.	566,077	0.2
378,500	(3)	Yahoo! Japan Corp.	1,253,920	0.5
			33,789,803	14.6

		Malaysia: 0.2%
953,700		Astro Malaysia Holdings Bhd	374,890	0.2

		Mexico: 0.5%
172,469		Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand ADR	1,153,818	0.5

		Netherlands: 3.2%
236	(1),(2)	Adyen NV	130,015	0.0
14,829		Airbus SE	1,730,470	0.8
11,066		ASML Holding NV	2,189,796	1.0
29,874		Koninklijke Philips NV	1,265,702	0.5
18,631	(1)	NXP Semiconductor NV - NXPI - US	2,035,809	0.9
			7,351,792	3.2

		Peru: 0.3%
3,475		Credicorp Ltd.	782,292	0.3

		Philippines: 0.2%
34,340		SM Investments Corp.	563,347	0.2

		Singapore: 0.5%
76,043	(1),(3)	Sea Ltd. ADR	1,140,645	0.5

		South Africa: 0.5%
268,121		FirstRand Ltd.	1,245,530	0.5

		South Korea: 3.4%
1,248		LG Household & Health Care Ltd.	1,563,835	0.7
4,304		NAVER Corp.	2,945,248	1.3
76,885		Samsung Electronics Co., Ltd.	3,220,680	1.4
			7,729,763	3.4

		Spain: 3.2%
39,849		Amadeus IT Group SA	3,133,428	1.4
348,423		CaixaBank SA	1,499,714	0.6
127,839		Grifols SA ADR	2,748,539	1.2
			7,381,681	3.2

		Sweden: 2.4%
146,349		Essity AB	3,600,417	1.5
36,303	(1)	Hexagon AB	2,017,255	0.9
			5,617,672	2.4

		Switzerland: 5.6%
1,265		dorma+kaba Holding AG	883,701	0.4
37,285		Julius Baer Group Ltd.	2,183,837	0.9
47,961		Nestle SA	3,717,018	1.6
9,859		Roche Holding AG	2,187,300	1.0
254,021		UBS Group AG	3,894,234	1.7
			12,866,090	5.6

		Taiwan: 2.3%
13,000		Largan Precision Co. Ltd.	1,909,796	0.8
488,000		Taiwan Semiconductor Manufacturing Co., Ltd.	3,465,327	1.5
			5,375,123	2.3

		Thailand: 0.6%
600,600		CP ALL PCL	1,331,103	0.6

		United Arab Emirates: 1.1%
33,794		DP World Ltd.	777,262	0.4
498,211		First Abu Dhabi Bank PJSC	1,647,976	0.7
			2,425,238	1.1

		United Kingdom: 9.8%
23,900		AstraZeneca PLC ADR	839,129	0.4
103,214		British American Tobacco PLC	5,199,234	2.3
49,837		Burberry Group PLC	1,416,393	0.6
577,634	(2)	ConvaTec Group PLC	1,612,612	0.7
14,359	(1)	LivaNova PLC	1,433,315	0.6
31,785		London Stock Exchange Group PLC	1,871,166	0.8
20,760		Playtech Ltd.	205,853	0.1
94,002		Prudential PLC	2,142,898	0.9
14,025		Reckitt Benckiser Group PLC	1,152,361	0.5
49,856		Shire PLC	2,808,827	1.2
85,174		Smith & Nephew PLC	1,568,930	0.7
931,141		Vodafone Group PLC	2,255,493	1.0
			22,506,211	9.8

		United States: 4.0%
19,669		Altice USA, Inc.	335,553	0.2
1,748	(1)	Booking Holdings, Inc.	3,543,353	1.5

18

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United States: (continued)
9,321	(1)	Globant SA	529,340	0.2
25,920	(1)	Liberty Global PLC - Class C	689,731	0.3
14,300		Mastercard, Inc. - Class A	2,810,236	1.2
15,916		Philip Morris International, Inc.	1,285,058	0.6
			9,193,271	4.0

		Total Common Stock
		(Cost $193,444,136)	226,874,432	98.3

PREFERRED STOCK: 0.2%
		United States: 0.2%
9,427	(1),(4),(5)	Xiaoju Kuaizhi, Inc.- Series A-17 (DiDi Chuxing, Inc.)	455,890	0.2

		Total Preferred Stock
		(Cost $258,546)	455,890	0.2

		Total Long-Term Investments
		(Cost $193,702,682)	227,330,322	98.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.4%
	Securities Lending Collateral(6): 0.9%
1,987,503	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/29/18, 2.08%, due 07/02/18 (Repurchase Amount $1,987,843, collateralized by various U.S. Government Agency Obligations, 1.691%-8.500%, Market Value plus accrued interest $2,027,253, due 07/25/18-06/15/53)
	(Cost $1,987,503)	1,987,503	0.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.5%
1,254,372	(7) T. Rowe Price Reserve Investment Fund, 1.970%
	(Cost $1,254,372)	1,254,372	0.5

	Total Short-Term Investments
	(Cost $3,241,875)	3,241,875	1.4

	Total Investments in Securities (Cost $196,944,557)	$230,572,197	99.9
	Assets in Excess of Other Liabilities	280,244	0.1
	Net Assets	$230,852,441	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security, or a portion of the security, is on loan.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2018, the Portfolio held restricted securities with a fair value of $455,890 or 0.20% of net assets. Please refer to the table below for additional details.
(6)	Represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of June 30, 2018.

19

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 97.1%
		Basic Materials: 7.5%
455,000	(1)	Alcoa Nederland Holding BV, 6.125%, 05/15/2028	458,981	0.1
2,140,000	(1),(2)	Alpha 3 BV / Alpha US Bidco, Inc., 6.250%, 02/01/2025	2,113,250	0.4
1,500,000	(1)	Aruba Investments, Inc., 8.750%, 02/15/2023	1,575,000	0.3
1,500,000	(1)	Cascades, Inc., 5.500%, 07/15/2022	1,494,375	0.3
1,460,000		Chemours Co/The, 5.375%, 05/15/2027	1,416,200	0.3
1,580,000	(1)	Constellium NV, 5.750%, 05/15/2024	1,532,600	0.3
250,000	(1)	Constellium NV, 5.875%, 02/15/2026	241,875	0.0
500,000	(1)	Constellium NV, 6.625%, 03/01/2025	504,995	0.1
1,775,000	(1)	Cornerstone Chemical Co., 6.750%, 08/15/2024	1,741,719	0.3
910,000	(1)	Ferroglobe PLC / Globe Specialty Metals, Inc., 9.375%, 03/01/2022	944,125	0.2
915,000	(1)	First Quantum Minerals Ltd., 6.500%, 03/01/2024	885,262	0.2
1,360,000		Freeport-McMoRan, Inc., 4.550%, 11/14/2024	1,298,800	0.2
2,000,000		Freeport-McMoRan, Inc., 5.450%, 03/15/2043	1,764,400	0.3
1,000,000		Hexion, Inc., 6.625%, 04/15/2020	938,900	0.2
935,000	(1)	Hexion, Inc., 10.375%, 02/01/2022	920,975	0.2
930,000	(1),(2)	Hexion, Inc., 13.750%, 02/01/2022	848,625	0.2
1,220,000		Huntsman International LLC, 5.125%, 11/15/2022	1,258,719	0.2
1,850,000	(1)	IAMGOLD Corp., 7.000%, 04/15/2025	1,895,695	0.4
1,750,000	(1),(2)	INEOS Group Holdings SA, 5.625%, 08/01/2024	1,728,125	0.3
4,000,000	(3),(4)	Momentive Performance Materials, Inc. Escrow, 0.000%, 10/15/2020	–	–
1,799,000		Momentive Performance Materials, Inc., 3.880%, 10/24/2021	1,893,448	0.4
1,930,000	(1)	OCI NV, 6.625%, 04/15/2023	1,966,863	0.4
1,700,000		Olin Corp., 5.125%, 09/15/2027	1,657,500	0.3
2,000,000	(1)	Rayonier AM Products, Inc., 5.500%, 06/01/2024	1,890,000	0.4
500,000		Steel Dynamics, Inc., 5.125%, 10/01/2021	505,625	0.1
1,000,000		Steel Dynamics, Inc., 5.500%, 10/01/2024	1,021,250	0.2
751,000		Teck Resources Ltd., 4.750%, 01/15/2022	756,325	0.1
2,100,000		Teck Resources Ltd., 5.200%, 03/01/2042	1,850,625	0.3
300,000	(1)	Tronox Finance PLC, 5.750%, 10/01/2025	292,125	0.1
1,700,000	(1),(2)	Tronox, Inc., 6.500%, 04/15/2026	1,693,625	0.3
1,160,000		United States Steel Corp., 6.250%, 03/15/2026	1,150,575	0.2
335,000		Valvoline, Inc., 4.375%, 08/15/2025	311,969	0.1
800,000		Valvoline, Inc., 5.500%, 07/15/2024	810,000	0.1
			39,362,551	7.5

		Communications: 16.5%
1,890,000	(1)	Acosta, Inc., 7.750%, 10/01/2022	954,450	0.2
1,000,000	(1),(2)	Altice Finco SA, 8.125%, 01/15/2024	1,000,000	0.2
2,725,000	(1)	Altice France SA/France, 6.250%, 05/15/2024	2,656,875	0.5
2,030,000	(1),(2)	Altice Luxembourg SA, 7.625%, 02/15/2025	1,875,212	0.4
2,000,000	(1)	Altice Luxembourg SA, 7.750%, 05/15/2022	1,942,500	0.4
1,855,000	(1)	Altice US Finance I Corp., 5.500%, 05/15/2026	1,794,712	0.3
1,850,000		AMC Networks, Inc., 4.750%, 08/01/2025	1,782,956	0.3
1,175,000	(1)	Block Communications, Inc., 6.875%, 02/15/2025	1,177,937	0.2
960,000		Cablevision Systems Corp., 5.875%, 09/15/2022	955,200	0.2
2,660,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	2,490,425	0.5
1,665,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	1,531,800	0.3
500,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 09/30/2022	503,437	0.1
1,130,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/2026	1,098,586	0.2
2,395,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 02/15/2026	2,359,075	0.4
1,000,000		CenturyLink, Inc., 5.625%, 04/01/2020	1,015,000	0.2

See Accompanying Notes to Financial Statements

20

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
950,000	(1)	Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/2021	948,812	0.2
400,000	(1)	Cequel Communications Holdings I LLC / Cequel Capital Corp., 7.500%, 04/01/2028	406,880	0.1
2,810,000	(1)	CommScope Tech Finance LLC, 6.000%, 06/15/2025	2,883,763	0.5
2,600,000		CSC Holdings LLC, 5.250%, 06/01/2024	2,463,500	0.5
1,100,000	(1)	CSC Holdings LLC, 5.375%, 02/01/2028	1,020,250	0.2
1,125,000	(1)	CSC Holdings LLC, 6.625%, 10/15/2025	1,154,531	0.2
525,000		DISH DBS Corp., 5.000%, 03/15/2023	457,406	0.1
1,000,000	(2)	DISH DBS Corp., 5.875%, 07/15/2022	943,750	0.2
2,975,000		DISH DBS Corp., 5.875%, 11/15/2024	2,528,750	0.5
2,550,000	(2)	Frontier Communications Corp., 6.875%, 01/15/2025	1,654,313	0.3
2,095,000		Frontier Communications Corp., 11.000%, 09/15/2025	1,685,847	0.3
2,140,000	(1)	Gray Television, Inc., 5.125%, 10/15/2024	2,049,050	0.4
3,800,000		Intelsat Jackson Holdings SA, 5.500%, 08/01/2023	3,418,860	0.7
925,000	(2)	Intelsat Luxembourg SA, 8.125%, 06/01/2023	751,563	0.1
1,800,000		Level 3 Financing, Inc., 5.125%, 05/01/2023	1,770,750	0.3
1,500,000		Level 3 Financing, Inc., 5.250%, 03/15/2026	1,430,400	0.3
800,000		Level 3 Financing, Inc., 5.375%, 01/15/2024	786,000	0.2
995,000		LIN Television Corp., 5.875%, 11/15/2022	1,019,875	0.2
500,000	(1)	Midcontinent Communications / Midcontinent Finance Corp., 6.875%, 08/15/2023	525,625	0.1
1,750,000	(1)	Netflix, Inc., 5.875%, 11/15/2028	1,775,725	0.3
1,445,000	(1)	Nexstar Broadcasting, Inc., 5.625%, 08/01/2024	1,396,231	0.3
1,100,000		Northwestern Bell Telephone, 7.750%, 05/01/2030	1,170,985	0.2
2,159,000	(1)	Plantronics, Inc., 5.500%, 05/31/2023	2,165,477	0.4
2,070,000	(1)	Salem Media Group, Inc., 6.750%, 06/01/2024	1,888,875	0.4
1,065,000	(1),(2)	Sinclair Television Group, Inc., 5.125%, 02/15/2027	985,125	0.2
1,530,000		Sinclair Television Group, Inc., 6.125%, 10/01/2022	1,562,513	0.3
1,750,000	(1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	1,640,625	0.3
1,340,000	(1)	Sirius XM Radio, Inc., 6.000%, 07/15/2024	1,368,475	0.3
3,500,000		Sprint Communications, Inc., 6.000%, 11/15/2022	3,478,125	0.7
3,235,000		Sprint Corp., 7.125%, 06/15/2024	3,274,111	0.6
1,750,000		Sprint Corp., 7.250%, 09/15/2021	1,824,375	0.3
2,275,000		Sprint Corp., 7.625%, 03/01/2026	2,323,344	0.4
1,375,000		Telecom Italia Capital SA, 6.000%, 09/30/2034	1,317,250	0.3
1,470,000		Telecom Italia Capital SA, 6.375%, 11/15/2033	1,455,300	0.3
1,295,000	(1)	Telesat Canada / Telesat LLC, 8.875%, 11/15/2024	1,388,888	0.3
265,000		T-Mobile USA, Inc., 4.500%, 02/01/2026	247,775	0.0
600,000		T-Mobile USA, Inc., 5.125%, 04/15/2025	604,500	0.1
2,200,000		T-Mobile USA, Inc., 6.500%, 01/15/2026	2,270,840	0.4
1,255,000	(1)	Zayo Group LLC / Zayo Capital, Inc., 5.750%, 01/15/2027	1,236,175	0.2
2,160,000		Zayo Group LLC / Zayo Capital, Inc., 6.000%, 04/01/2023	2,208,600	0.4
			86,621,404	16.5

		Consumer, Cyclical: 16.0%
2,345,000	(1)	1011778 BC ULC / New Red Finance, Inc., 5.000%, 10/15/2025	2,230,564	0.4
1,750,000	(2)	AMC Entertainment Holdings, Inc., 5.875%, 11/15/2026	1,688,750	0.3
1,750,000		Asbury Automotive Group, Inc., 6.000%, 12/15/2024	1,742,895	0.3
1,270,000	(1)	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.750%, 08/01/2025	1,212,850	0.2
1,308,000	(1)	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.875%, 02/15/2021	1,321,080	0.2
2,070,000		AV Homes, Inc., 6.625%, 05/15/2022	2,139,862	0.4
2,390,000		Caleres, Inc., 6.250%, 08/15/2023	2,473,650	0.5
1,170,000	(1)	Carmike Cinemas, Inc., 6.000%, 06/15/2023	1,202,175	0.2
1,880,000	(1)	CCM Merger, Inc., 6.000%, 03/15/2022	1,918,164	0.4
1,900,000		Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 06/01/2024	1,928,500	0.4
2,900,000		Century Communities, Inc., 5.875%, 07/15/2025	2,747,750	0.5

See Accompanying Notes to Financial Statements

21

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
1,875,000	(1)	Cooper-Standard Automotive, Inc., 5.625%, 11/15/2026	1,856,250	0.4
2,895,000	(1)	Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, 10/15/2025	2,746,631	0.5
1,790,000		Dana, Inc., 5.500%, 12/15/2024	1,776,575	0.3
1,400,000	(1)	Eagle Intermediate Global Holding BV/Ruyi US Finance LLC, 7.500%, 05/01/2025	1,401,750	0.3
1,965,000	(1)	EMI Music Publishing Group North America Holdings, Inc., 7.625%, 06/15/2024	2,131,337	0.4
440,000		GLP Capital L.P. / GLP Financing II, Inc., 4.375%, 04/15/2021	441,100	0.1
880,000		GLP Capital L.P. / GLP Financing II, Inc., 5.375%, 04/15/2026	873,400	0.2
2,275,000	(1)	Golden Nugget, Inc., 6.750%, 10/15/2024	2,281,097	0.4
1,700,000		H&E Equipment Services, Inc., 5.625%, 09/01/2025	1,674,500	0.3
2,060,000	(1)	Hot Topic, Inc., 9.250%, 06/15/2021	1,975,025	0.4
780,000	(1)	International Game Technology PLC, 6.250%, 02/15/2022	803,400	0.2
955,000	(1)	International Game Technology PLC, 6.500%, 02/15/2025	990,812	0.2
1,210,000	(1)	JB Poindexter & Co., Inc., 7.125%, 04/15/2026	1,246,300	0.2
880,000	(1)	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.000%, 06/01/2024	870,936	0.2
930,000	(1)	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.250%, 06/01/2026	918,375	0.2
1,750,000		L Brands, Inc., 6.750%, 07/01/2036	1,548,750	0.3
2,000,000		Lennar Corp., 5.250%, 06/01/2026	1,970,000	0.4
500,000		Lennar Corp., 5.375%, 10/01/2022	512,500	0.1
1,840,000	(1)	Live Nation Entertainment, Inc., 5.375%, 06/15/2022	1,876,800	0.4
1,315,000		M/I Homes, Inc., 5.625%, 08/01/2025	1,236,100	0.2
945,000		M/I Homes, Inc., 6.750%, 01/15/2021	979,058	0.2
1,600,000	(2)	Men's Wearhouse, Inc./The, 7.000%, 07/01/2022	1,660,000	0.3
1,225,000		Meritage Homes Corp., 5.125%, 06/06/2027	1,142,313	0.2
1,295,000		Meritage Homes Corp., 7.000%, 04/01/2022	1,401,837	0.3
2,190,000		MGM Resorts International, 5.750%, 06/15/2025	2,198,212	0.4
500,000		MGM Resorts International, 6.000%, 03/15/2023	516,250	0.1
2,000,000		MGM Resorts International, 6.625%, 12/15/2021	2,110,000	0.4
1,850,000	(1)	Navistar International Corp., 6.625%, 11/01/2025	1,910,125	0.4
1,180,000	(1)	Neiman Marcus Group Ltd., Inc., 8.000%, 10/15/2021	786,175	0.1
2,194,512	(1),(5)	Neiman Marcus Group Ltd., Inc., 8.750% (PIK Rate 9.500%, Cash Rate 8.750%), 10/15/2021	1,470,323	0.3
2,215,000	(1)	Penn National Gaming, Inc., 5.625%, 01/15/2027	2,093,175	0.4
235,000	(1)	PetSmart, Inc., 5.875%, 06/01/2025	181,538	0.0
3,370,000	(1)	PetSmart, Inc., 7.125%, 03/15/2023	2,279,131	0.4
2,120,000	(1)	Scientific Games International, Inc., 5.000%, 10/15/2025	2,024,600	0.4
1,010,000		Scientific Games International, Inc., 6.625%, 05/15/2021	1,027,675	0.2
1,600,000		Scientific Games International, Inc., 10.000%, 12/01/2022	1,710,000	0.3
1,925,000	(1)	Silversea Cruise Finance Ltd., 7.250%, 02/01/2025	2,088,818	0.4
500,000	(1)	Six Flags Entertainment Corp., 4.875%, 07/31/2024	487,100	0.1
1,550,000	(1)	Six Flags Entertainment Corp., 5.500%, 04/15/2027	1,508,863	0.3
710,000	(1)	Stars Group Holdings / Stars Group, 7.000%, 07/15/2026	718,875	0.1
1,995,000	(1)	Station Casinos LLC, 5.000%, 10/01/2025	1,880,288	0.4
1,955,000	(1)	Viking Cruises Ltd., 5.875%, 09/15/2027	1,852,363	0.4
645,000	(1)	WMG Acquisition Corp., 5.000%, 08/01/2023	644,194	0.1
465,000	(1)	WMG Acquisition Corp., 5.625%, 04/15/2022	477,155	0.1
1,280,000	(1)	Wolverine World Wide, Inc., 5.000%, 09/01/2026	1,219,200	0.2
			84,105,146	16.0

		Consumer, Non-cyclical: 18.3%
2,100,000		Acadia Healthcare Co., Inc., 5.125%, 07/01/2022	2,105,250	0.4
110,000		Acadia Healthcare Co., Inc., 6.500%, 03/01/2024	113,300	0.0

See Accompanying Notes to Financial Statements

22

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
2,145,000		Albertsons Cos LLC / Safeway, Inc. / New Albertsons L.P. / Albertson's LLC, 6.625%, 06/15/2024	2,032,387	0.4
875,000	(1)	Albertsons Cos, Inc., 6.085%, (US0003M + 3.750%), 01/15/2024	879,375	0.2
1,750,000	(1),(2)	Aptim Corp., 7.750%, 06/15/2025	1,426,250	0.3
1,190,000	(1)	Cardtronics, Inc. / Cardtronics USA, Inc., 5.500%, 05/01/2025	1,082,900	0.2
485,000		Centene Corp., 4.750%, 01/15/2025	483,787	0.1
2,035,000		Centene Corp., 5.625%, 02/15/2021	2,083,077	0.4
775,000		Centene Corp., 6.125%, 02/15/2024	818,594	0.2
415,000		Central Garden & Pet Co., 5.125%, 02/01/2028	384,912	0.1
1,750,000		Central Garden & Pet Co., 6.125%, 11/15/2023	1,817,812	0.3
1,780,000		CHS/Community Health Systems, Inc., 6.250%, 03/31/2023	1,637,600	0.3
1,410,000	(1)	Cott Holdings, Inc., 5.500%, 04/01/2025	1,374,750	0.3
1,660,000		DaVita, Inc., 5.125%, 07/15/2024	1,613,312	0.3
1,245,000	(1),(5)	Eagle Holding CO II LLC, 7.625% (PIK Rate 8.375%, Cash Rate 7.625%), 05/15/2022	1,260,811	0.2
400,000	(1),(2)	Endo Dac / Endo Finance LLC / Endo Finco, Inc., 5.875%, 10/15/2024	392,000	0.1
1,155,000	(1)	Endo Finance LLC / Endo Finco, Inc., 5.375%, 01/15/2023	929,775	0.2
675,000	(1)	Envision Healthcare Corp., 5.125%, 07/01/2022	684,281	0.1
1,800,000		Envision Healthcare Corp., 5.625%, 07/15/2022	1,839,375	0.3
2,190,000	(1)	Graham Holdings Co., 5.750%, 06/01/2026	2,217,375	0.4
2,000,000		HCA Healthcare, Inc., 6.250%, 02/15/2021	2,080,000	0.4
1,185,000		HCA, Inc., 5.375%, 02/01/2025	1,169,832	0.2
1,350,000		HCA, Inc., 5.500%, 06/15/2047	1,242,000	0.2
2,000,000		HCA, Inc., 5.875%, 05/01/2023	2,080,000	0.4
3,500,000		HCA, Inc., 7.500%, 02/15/2022	3,815,000	0.7
354,000	(1)	Herc Rentals, Inc., 7.500%, 06/01/2022	376,125	0.1
434,000	(1)	Herc Rentals, Inc., 7.750%, 06/01/2024	465,465	0.1
560,000	(1)	Hertz Corp./The, 7.625%, 06/01/2022	539,000	0.1
1,365,000	(1),(2)	Hertz Corp., 5.500%, 10/15/2024	1,080,056	0.2
1,000,000	(2)	Hertz Corp., 7.375%, 01/15/2021	985,000	0.2
2,445,000	(1)	Hill-Rom Holdings, Inc., 5.750%, 09/01/2023	2,500,013	0.5
2,405,000	(1)	Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 08/01/2023	2,399,469	0.5
470,000	(1)	JBS USA LUX SA / JBS USA Finance, Inc., 5.750%, 06/15/2025	439,450	0.1
1,035,000	(1)	JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 07/15/2024	992,306	0.2
2,200,000	(1)	JBS USA LUX SA / JBS USA Finance, Inc., 6.750%, 02/15/2028	2,081,090	0.4
1,535,000		Molina Healthcare, Inc., 5.375%, 11/15/2022	1,552,269	0.3
2,570,000	(1)	MPH Acquisition Holdings LLC, 7.125%, 06/01/2024	2,640,675	0.5
925,000	(1)	Pilgrim's Pride Corp., 5.750%, 03/15/2025	890,313	0.2
1,115,000	(1)	Pilgrim's Pride Corp., 5.875%, 09/30/2027	1,036,950	0.2
1,255,000		Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 5.875%, 01/15/2024	1,328,731	0.2
545,000	(1),(5)	Polaris Intermediate Corp., 8.500% (PIK Rate 8.500%, Cash Rate 0.000%), 12/01/2022	564,075	0.1
900,000	(1)	Post Holdings, Inc., 5.000%, 08/15/2026	841,500	0.2
1,525,000	(1)	Post Holdings, Inc., 5.625%, 01/15/2028	1,435,406	0.3
1,100,000	(1)	Post Holdings, Inc., 8.000%, 07/15/2025	1,225,125	0.2
1,415,000	(2)	Revlon Consumer Products Corp., 6.250%, 08/01/2024	799,475	0.1
145,000		Spectrum Brands, Inc., 5.750%, 07/15/2025	143,913	0.0
1,000,000		Spectrum Brands, Inc., 6.625%, 11/15/2022	1,035,000	0.2
1,535,000	(1)	Sotera Health Holdings LLC, 6.500%, 05/15/2023	1,569,538	0.3
1,175,000	(1),(5)	Sotera Health Topco, Inc., 8.125% (PIK Rate 8.875%, Cash Rate 8.125%), 11/01/2021	1,180,875	0.2
1,748,000		Teleflex, Inc., 5.250%, 06/15/2024	1,809,180	0.3
1,105,000	(1)	Tenet Healthcare Corp., 5.125%, 05/01/2025	1,054,584	0.2
2,025,000		Tenet Healthcare Corp., 6.750%, 02/01/2020	2,085,750	0.4
2,340,000	(2)	Tenet Healthcare Corp., 6.750%, 06/15/2023	2,337,075	0.4
750,000		Tenet Healthcare Corp., 8.125%, 04/01/2022	785,625	0.1

See Accompanying Notes to Financial Statements

23

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
1,400,000	(2)	Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 04/15/2024	1,399,766	0.3
500,000		United Rentals North America, Inc., 4.625%, 10/15/2025	477,500	0.1
1,165,000		United Rentals North America, Inc., 4.875%, 01/15/2028	1,084,906	0.2
1,150,000		United Rentals North America, Inc., 5.500%, 07/15/2025	1,162,938	0.2
500,000		United Rentals North America, Inc., 5.500%, 05/15/2027	486,250	0.1
1,285,000	(1)	US Foods, Inc., 5.875%, 06/15/2024	1,313,913	0.2
1,000,000	(1)	Valeant Pharmaceuticals International, Inc., 5.500%, 03/01/2023	935,000	0.2
1,350,000	(1)	Valeant Pharmaceuticals International, Inc., 5.500%, 11/01/2025	1,335,488	0.3
1,435,000	(1)	Valeant Pharmaceuticals International, Inc., 6.125%, 04/15/2025	1,327,375	0.2
720,000	(1)	Valeant Pharmaceuticals International, Inc., 7.000%, 03/15/2024	755,777	0.1
280,000	(1)	Valeant Pharmaceuticals International, Inc., 9.000%, 12/15/2025	291,550	0.1
3,055,000	(1)	Valeant Pharmaceuticals International, 6.750%, 08/15/2021	3,089,369	0.6
2,480,000	(1),(2)	Valeant Pharmaceuticals International, 7.250%, 07/15/2022	2,539,917	0.5
2,360,000	(1)	Valeant Pharmaceuticals International, 8.500%, 01/31/2027	2,401,300	0.5
845,000	(1)	Valeant Pharmaceuticals International, 9.250%, 04/01/2026	879,856	0.2
2,800,000	(1)	Vizient, Inc., 10.375%, 03/01/2024	3,101,000	0.6
2,215,000	(1)	West Street Merger Sub, Inc., 6.375%, 09/01/2025	2,126,400	0.4
			96,446,093	18.3

		Energy: 15.2%
1,860,000		Antero Resources Corp., 5.125%, 12/01/2022	1,873,950	0.4
1,020,000	(2)	Antero Resources Corp., 5.000%, 03/01/2025	1,020,000	0.2
1,530,000	(1)	Calfrac Holdings L.P., 8.500%, 06/15/2026	1,539,562	0.3
2,800,000	(1),(2)	California Resources Corp., 8.000%, 12/15/2022	2,555,000	0.5
250,000		Calumet Specialty Products Partners L.P. / Calumet Finance Corp., 7.750%, 04/15/2023	251,875	0.0
1,960,000	(1)	Centennial Resource Production LLC, 5.375%, 01/15/2026	1,911,000	0.4
2,140,000		Cheniere Corpus Christi Holdings LLC, 5.125%, 06/30/2027	2,129,300	0.4
1,155,000		Cheniere Corpus Christi Holdings LLC, 5.875%, 03/31/2025	1,205,531	0.2
2,140,000	(2)	Chesapeake Energy Corp., 8.000%, 01/15/2025	2,184,833	0.4
1,250,000		Continental Resources, Inc./OK, 4.375%, 01/15/2028	1,241,769	0.2
1,500,000		Continental Resources, Inc./OK, 5.000%, 09/15/2022	1,524,308	0.3
1,885,000	(1)	Covey Park Energy LLC / Covey Park Finance Corp., 7.500%, 05/15/2025	1,932,125	0.4
2,080,000		Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.750%, 04/01/2025	2,085,200	0.4
2,245,000		Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 6.750%, 05/15/2025	2,256,225	0.4
1,400,000		Diamond Offshore Drilling, Inc., 4.875%, 11/01/2043	1,015,000	0.2
1,370,000		Diamondback Energy, Inc., 4.750%, 11/01/2024	1,340,887	0.2
385,000	(1)	Diamondback Energy, Inc., 5.375%, 05/31/2025	385,481	0.1
1,870,000		Eclipse Resources Corp., 8.875%, 07/15/2023	1,781,175	0.3
760,000	(1)	Endeavor Energy Resources L.P. / EER Finance, Inc., 5.500%, 01/30/2026	739,100	0.1
1,140,000	(1)	Endeavor Energy Resources L.P. / EER Finance, Inc., 5.750%, 01/30/2028	1,115,775	0.2
1,100,000	(2)	Ensco PLC, 5.200%, 03/15/2025	917,125	0.2
700,000		Ensco PLC, 5.750%, 10/01/2044	497,000	0.1
760,000		Ensco PLC, 7.750%, 02/01/2026	720,822	0.1

See Accompanying Notes to Financial Statements

24

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
1,415,000		Enviva Partners L.P. / Enviva Partners Finance Corp., 8.500%, 11/01/2021	1,476,906	0.3
1,860,000		Gulfport Energy Corp., 6.000%, 10/15/2024	1,799,550	0.3
460,000		Gulfport Energy Corp., 6.375%, 05/15/2025	449,075	0.1
380,000		Gulfport Energy Corp., 6.375%, 01/15/2026	365,750	0.1
945,000	(1)	Hess Infrastructure Partners L.P. / Hess Infrastructure Partners Finance Corp., 5.625%, 02/15/2026	947,362	0.2
1,000,000	(1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.000%, 12/01/2024	975,000	0.2
1,930,000	(1)	Indigo Natural Resources LLC, 6.875%, 02/15/2026	1,876,925	0.4
1,535,000	(1)	Jagged Peak Energy LLC, 5.875%, 05/01/2026	1,508,137	0.3
2,325,000	(1),(2)	Jonah Energy LLC / Jonah Energy Finance Corp., 7.250%, 10/15/2025	1,889,062	0.4
1,490,000	(1)	Lonestar Resources America, Inc., 11.250%, 01/01/2023	1,590,575	0.3
1,545,000	(1)	Moss Creek Resources Holdings, Inc., 7.500%, 01/15/2026	1,515,506	0.3
1,385,000		Murphy Oil Corp., 4.450%, 12/01/2022	1,367,563	0.3
995,000		Murphy Oil Corp., 5.750%, 08/15/2025	994,702	0.2
380,000		Murphy Oil Corp., 6.875%, 08/15/2024	399,950	0.1
70,000		Murphy Oil USA, Inc., 5.625%, 05/01/2027	68,688	0.0
2,000,000		Murphy Oil USA, Inc., 6.000%, 08/15/2023	2,055,000	0.4
1,415,000	(1)	Murray Energy Corp., 11.250%, 04/15/2021	841,925	0.2
1,557,000		Newfield Exploration Co., 5.625%, 07/01/2024	1,648,474	0.3
225,000	(1)	NGPL PipeCo LLC, 4.375%, 08/15/2022	223,594	0.0
850,000	(1)	NGPL PipeCo LLC, 4.875%, 08/15/2027	842,563	0.2
770,000	(1)	Noble Holding International Ltd., 7.875%, 02/01/2026	794,063	0.1
2,565,000		PBF Logistics L.P. / PBF Logistics Finance Corp., 6.875%, 05/15/2023	2,600,269	0.5
1,750,000	(1)	Rockies Express Pipeline LLC, 5.625%, 04/15/2020	1,800,313	0.3
1,470,000		Sanchez Energy Corp., 6.125%, 01/15/2023	1,003,275	0.2
1,160,000	(1),(2)	Sanchez Energy Corp., 7.250%, 02/15/2023	1,152,750	0.2
976,000		Sanchez Energy Corp., 7.750%, 06/15/2021	836,920	0.2
1,900,000	(1)	SRC Energy, Inc., 6.250%, 12/01/2025	1,907,125	0.4
500,000		Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.500%, 08/15/2022	493,750	0.1
1,175,000		Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.750%, 04/15/2025	1,122,125	0.2
640,000	(1)	Sunoco L.P. / Sunoco Finance Corp., 4.875%, 01/15/2023	616,000	0.1
65,000	(1)	Sunoco L.P. / Sunoco Finance Corp., 5.500%, 02/15/2026	61,750	0.0
65,000	(1)	Sunoco L.P. / Sunoco Finance Corp., 5.875%, 03/15/2028	61,446	0.0
1,670,000	(1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	1,653,300	0.3
2,700,000		Transocean, Inc., 6.800%, 03/15/2038	2,207,250	0.4
2,145,000		Unit Corp., 6.625%, 05/15/2021	2,150,363	0.4
1,940,000	(1)	Vermilion Energy, Inc., 5.625%, 03/15/2025	1,935,150	0.4
1,805,000		WildHorse Resource Development Corp., 6.875%, 02/01/2025	1,850,125	0.3
2,351,000		WPX Energy, Inc., 6.000%, 01/15/2022	2,456,795	0.5
			79,762,119	15.2

		Financial: 6.0%
2,200,000		Ally Financial, Inc., 5.750%, 11/20/2025	2,249,500	0.4
500,000		Ally Financial, Inc., 7.500%, 09/15/2020	536,250	0.1
1,652,000		Ally Financial, Inc., 8.000%, 11/01/2031	1,965,880	0.4
1,500,000		CIT Group, Inc., 5.000%, 08/15/2022	1,520,625	0.3
195,000		CIT Group, Inc., 5.250%, 03/07/2025	196,950	0.0
385,000		CIT Group, Inc., 6.125%, 03/09/2028	396,550	0.1
285,000		Equinix, Inc., 5.375%, 04/01/2023	293,158	0.1
1,700,000		Equinix, Inc., 5.750%, 01/01/2025	1,720,740	0.3
2,100,000	(1)	ESH Hospitality, Inc., 5.250%, 05/01/2025	2,031,750	0.4
800,000	(1)	FBM Finance, Inc., 8.250%, 08/15/2021	837,000	0.2
1,365,000	(1)	HUB International Ltd., 7.000%, 05/01/2026	1,351,350	0.3
2,095,000	(1)	Lions Gate Capital Holdings LLC, 5.875%, 11/01/2024	2,131,013	0.4

See Accompanying Notes to Financial Statements

25

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
1,835,000		MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 5.625%, 05/01/2024	1,867,112	0.4
825,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/2027	789,937	0.1
400,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.250%, 08/01/2026	394,000	0.1
502,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.500%, 05/01/2024	510,785	0.1
2,300,000		Navient Corp., 5.875%, 10/25/2024	2,233,875	0.4
750,000		Navient Corp., 6.125%, 03/25/2024	744,375	0.1
2,000,000		Navient Corp., 7.250%, 09/25/2023	2,105,000	0.4
1,065,000	(1)	Quicken Loans, Inc., 5.250%, 01/15/2028	986,243	0.2
2,000,000	(1)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.250%, 12/01/2021	1,997,500	0.4
400,000		Springleaf Finance Corp., 6.125%, 05/15/2022	410,000	0.1
1,300,000		Springleaf Finance Corp., 7.125%, 03/15/2026	1,296,750	0.2
1,755,000	(1)	Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.750%, 06/01/2025	1,689,188	0.3
1,310,000	(1),(6)	UniCredit SpA, 5.861%, 06/19/2032	1,169,643	0.2
			31,425,174	6.0

		Industrial: 9.9%
1,875,000	(1)	Advanced Disposal Services, Inc., 5.625%, 11/15/2024	1,870,312	0.4
1,880,000		AECOM, 5.875%, 10/15/2024	1,948,150	0.4
2,125,000	(5)	ARD Finance SA, 7.125% (PIK Rate 7.875%, Cash Rate 0.000%), 09/15/2023	2,135,625	0.4
200,000	(1),(5)	ARD Securities Finance SARL, 8.750% (PIK Rate 8.750%, Cash Rate 8.750%), 01/31/2023	204,500	0.0
492,000	(1)	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 6.000%, 02/15/2025	480,315	0.1
1,000,000	(1)	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 7.250%, 05/15/2024	1,043,750	0.2
1,670,000	(1)	ATS Automation Tooling Systems, Inc., 6.500%, 06/15/2023	1,707,575	0.3
1,890,000	(1)	BMC East LLC, 5.500%, 10/01/2024	1,838,025	0.3
1,250,000	(1)	Bombardier, Inc., 6.000%, 10/15/2022	1,251,187	0.2
1,365,000	(1)	Bombardier, Inc., 7.500%, 12/01/2024	1,440,075	0.3
2,000,000	(1)	Bombardier, Inc., 8.750%, 12/01/2021	2,210,000	0.4
2,545,000	(1)	BWAY Holding Co., 7.250%, 04/15/2025	2,487,738	0.5
875,000	(1)	BWX Technologies, Inc., 5.375%, 07/15/2026	888,125	0.2
1,770,000	(1)	FXI Holdings, Inc., 7.875%, 11/01/2024	1,734,600	0.3
836,000	(1)	Gates Global LLC / Gates Global Co., 6.000%, 07/15/2022	848,540	0.2
2,100,000	(1)	Itron, Inc., 5.000%, 01/15/2026	1,999,620	0.4
2,025,000	(1)	James Hardie International Finance DAC, 4.750%, 01/15/2025	1,984,500	0.4
1,300,000	(1)	Koppers, Inc., 6.000%, 02/15/2025	1,303,250	0.2
1,775,000	(1)	Masonite International Corp., 5.625%, 03/15/2023	1,823,280	0.3
190,000	(1)	Multi-Color Corp., 4.875%, 11/01/2025	177,413	0.0
2,300,000	(1)	Multi-Color Corp., 6.125%, 12/01/2022	2,363,250	0.4
1,415,000	(1)	Novelis Corp., 5.875%, 09/30/2026	1,358,400	0.3
400,000	(1)	Novelis Corp., 6.250%, 08/15/2024	401,000	0.1
1,595,000		Northrop Grumman Innovation Systems, Inc., 5.500%, 10/01/2023	1,671,480	0.3
275,000	(1)	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/2023	279,125	0.1
2,000,000	(1)	Owens-Brockway Glass Container, Inc., 6.375%, 08/15/2025	2,060,000	0.4
1,520,000	(1)	Plastipak Holdings, Inc., 6.250%, 10/15/2025	1,406,000	0.3
870,000	(1)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/2023	860,213	0.2
115,000	(1)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.000%, 07/15/2024	117,659	0.0
484,554		Reynolds Group Issuer, Inc., 5.750%, 10/15/2020	486,977	0.1
1,000,000	(1)	Sealed Air Corp., 5.500%, 09/15/2025	1,030,000	0.2
500,000	(1)	Sealed Air Corp., 6.500%, 12/01/2020	526,250	0.1

See Accompanying Notes to Financial Statements

26

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
2,295,000	(1)	Standard Industries, Inc./NJ, 6.000%, 10/15/2025	2,312,212	0.4
510,000		Summit Materials LLC / Summit Materials Finance Corp., 6.125%, 07/15/2023	520,200	0.1
1,750,000		Summit Materials LLC / Summit Materials Finance Corp., 8.500%, 04/15/2022	1,883,613	0.4
800,000		TransDigm, Inc., 6.375%, 06/15/2026	796,000	0.1
1,180,000		TransDigm, Inc., 6.500%, 05/15/2025	1,196,225	0.2
2,030,000	(1)	Wrangler Buyer Corp., 6.000%, 10/01/2025	1,928,500	0.4
1,260,000	(1)	Zekelman Industries, Inc., 9.875%, 06/15/2023	1,382,850	0.3
			51,956,534	9.9

		Technology: 6.0%
1,575,000	(1)	Ascend Learning LLC, 6.875%, 08/01/2025	1,592,719	0.3
1,240,000	(1)	BMC Software Finance, Inc., 8.125%, 07/15/2021	1,269,450	0.2
1,045,000		CDK Global, Inc., 4.875%, 06/01/2027	1,007,119	0.2
875,000		CDK Global, Inc., 5.875%, 06/15/2026	895,781	0.2
580,000		CDW LLC / CDW Finance Corp., 5.000%, 09/01/2025	572,750	0.1
1,500,000		CDW LLC / CDW Finance Corp., 5.500%, 12/01/2024	1,537,500	0.3
2,040,000	(1)	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.750%, 03/01/2025	1,937,694	0.4
1,200,000	(1)	Dell International LLC / EMC Corp., 5.450%, 06/15/2023	1,256,319	0.2
445,000	(1)	Dell International LLC / EMC Corp., 5.875%, 06/15/2021	452,152	0.1
1,200,000	(1)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	1,263,470	0.2
445,000	(1)	Dell International LLC / EMC Corp., 7.125%, 06/15/2024	471,851	0.1
1,410,000		Donnelley Financial Solutions, Inc., 8.250%, 10/15/2024	1,480,500	0.3
1,000,000	(1)	First Data Corp., 5.750%, 01/15/2024	1,003,100	0.2
3,250,000	(1)	First Data Corp., 7.000%, 12/01/2023	3,393,260	0.6
2,000,000	(1),(5)	Infor Software Parent LLC / Infor Software Parent, Inc., 7.125% (PIK Rate 7.875%, Cash Rate 7.125%), 05/01/2021	2,012,500	0.4
910,000	(1)	MSCI, Inc., 5.250%, 11/15/2024	923,650	0.2
865,000	(1)	MSCI, Inc., 5.750%, 08/15/2025	895,275	0.2
1,000,000		NCR Corp., 4.625%, 02/15/2021	995,000	0.2
1,050,000		NCR Corp., 5.000%, 07/15/2022	1,044,750	0.2
750,000		NCR Corp., 6.375%, 12/15/2023	779,062	0.1
1,780,000	(1)	Open Text Corp., 5.625%, 01/15/2023	1,829,003	0.3
535,000	(1)	Open Text Corp., 5.875%, 06/01/2026	547,037	0.1
510,000		Qorvo, Inc., 6.750%, 12/01/2023	538,688	0.1
510,000		Qorvo, Inc., 7.000%, 12/01/2025	550,800	0.1
1,430,000	(1)	RP Crown Parent LLC, 7.375%, 10/15/2024	1,476,046	0.3
1,745,000	(1)	Veritas US, Inc. / Veritas Bermuda Ltd.., 10.500%, 02/01/2024	1,439,625	0.3
400,000	(1)	Veritas US, Inc. / Veritas Bermuda Ltd., 7.500%, 02/01/2023	376,000	0.1
			31,541,101	6.0

		Utilities: 1.7%
500,000	(2)	Calpine Corp., 5.375%, 01/15/2023	477,500	0.1
750,000		Calpine Corp., 5.500%, 02/01/2024	691,875	0.1
1,775,000	(2)	Calpine Corp., 5.750%, 01/15/2025	1,627,453	0.3
675,000	(1)	Drax Finco PLC, 6.625%, 11/01/2025	673,312	0.1
1,750,000	(1)	LBC Tank Terminals Holding Netherlands BV, 6.875%, 05/15/2023	1,776,250	0.3
760,000	(1)	NRG Energy, Inc., 5.750%, 01/15/2028	748,600	0.2
1,250,000		NRG Energy, Inc., 6.250%, 07/15/2022	1,289,438	0.3
1,050,000		NRG Energy, Inc., 6.625%, 01/15/2027	1,084,125	0.2
475,000		NRG Energy, Inc., 7.250%, 05/15/2026	508,250	0.1
			8,876,803	1.7

	Total Corporate Bonds/Notes
	(Cost $515,607,587)		510,096,925	97.1

CONVERTIBLE BONDS/NOTES: 0.0%
		Financial: 0.0%
499,200	(1),(4)	Lehman Brothers Holdings, Inc., 8.160%, 05/30/2009	8,464	0.0

	Total Convertible Bonds/Notes
	(Cost $451,666)		8,464	0.0

See Accompanying Notes to Financial Statements

27

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: 0.6%
	Consumer, Non-cyclical: 0.3%
1,688,032	Kindred Healthcare, Inc., 5.835%, (US0003M + 3.500%), 04/09/2021	1,689,067	0.3

	Health Care: 0.2%
975,000	Valeant Pharmaceuticals International, Inc. 2018 Term Loan B, 4.983%, (US0003M + 3.000%), 06/01/2025	970,125	0.2

	Industrial Equipment: 0.1%
485,000	Waterjet Holdings, Inc. Term Loan, 5.153%, (US0003M + 3.000%), 04/03/2025	483,787	0.1

	Total Bank Loans
	(Cost $3,137,666)	3,142,979	0.6

Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.1%
		Consumer Staples: 0.1%
24,842	(3),(7)	Southeastern Grocers, Inc.	732,839	0.1

	Total Common Stock
	(Cost $758,145)		732,839	0.1

	Total Long-Term Investments
	(Cost $519,955,064)		513,981,207	97.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.6%
	Commercial Paper: 1.1%
2,500,000	Berkshire Hathaway Energy Co., 2.730%, 07/05/2018	2,499,065	0.5
890,000	Johnson CTLS I, 3.280%, 07/02/2018	889,840	0.1
498,000	Marriott Intl, 2.530%, 08/27/2018	496,003	0.1
2,000,000	McDonald's Corp., 2.540%, 07/10/2018	1,998,610	0.4
		5,883,518	1.1

	Securities Lending Collateral(8): 5.5%
6,872,749	Bank of Nova Scotia, Repurchase Agreement dated 06/29/18, 2.12%, due 07/02/18 (Repurchase Amount $6,873,947, collateralized by various U.S. Government Agency Obligations, 2.500%-6.430%, Market Value plus accrued interest $7,011,442, due 02/01/21-06/01/48)	6,872,749	1.3
6,872,749	Dominion Securities Inc., Repurchase Agreement dated 06/29/18, 2.11%, due 07/02/18 (Repurchase Amount $6,873,941, collateralized by various U.S. Government Agency Obligations, 3.000%-7.000%, Market Value plus accrued interest $7,010,204, due 11/01/36-06/01/48)	6,872,749	1.3
6,872,749	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $6,874,037, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $7,010,205, due 11/15/42-08/15/44)	6,872,749	1.3
1,440,870	Natwest Markets PLC, Repurchase Agreement dated 06/29/18, 2.09%, due 07/02/18 (Repurchase Amount $1,441,118, collateralized by various U.S. Government Securities, 2.500%-6.625%, Market Value plus accrued interest $1,469,701, due 05/15/20-05/15/46)	1,440,870	0.3
6,877,072	State of Wisconsin Investment Board, Repurchase Agreement dated 06/29/18, 2.30%, due 07/02/18 (Repurchase Amount $6,878,372, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $7,014,665, due 07/15/19-02/15/48)	6,877,072	1.3
		28,936,189	5.5

	Total Short-Term Investments
	(Cost $34,820,444)	34,819,707	6.6

	Total Investments in Securities (Cost $554,775,508)	$548,800,914	104.4
	Liabilities in Excess of Other Assets	(23,200,392)	(4.4)
	Net Assets	$525,600,522	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Defaulted security
(5)	All or a portion of this security is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(6)	Variable rate security. Rate shown is the rate in effect as of June 30, 2018.
(7)	Non-income producing security.
(8)	Represents securities purchased with cash collateral received for securities on loan.

Reference Rate Abbreviations:
US0003M	3-month LIBOR

See Accompanying Notes to Financial Statements

28

Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.2%
		Consumer Discretionary: 17.5%
226,796	(1)	Amazon.com, Inc.	385,507,841	6.4
159,729	(1)	Autozone, Inc.	107,166,978	1.8
877,570		Brunswick Corp.	56,585,714	0.9
601,433	(1)	Burlington Stores, Inc.	90,533,709	1.5
247,805		Domino's Pizza, Inc.	69,923,137	1.1
1,113,745		Hilton Worldwide Holdings, Inc.	88,164,054	1.5
1,028,305		Home Depot, Inc.	200,622,305	3.3
1,332,115		Tapestry, Inc.	62,223,092	1.0
			1,060,726,830	17.5

		Consumer Staples: 6.4%
1,936,620		Altria Group, Inc.	109,980,650	1.8
1,086,087		Church & Dwight Co., Inc.	57,736,385	1.0
2,238,801	(1)	Monster Beverage Corp.	128,283,297	2.1
841,027		PepsiCo, Inc.	91,562,609	1.5
			387,562,941	6.4

		Energy: 0.8%
346,040	(1)	Concho Resources, Inc./Midland TX	47,874,634	0.8

		Financials: 4.8%
302,370		Cboe Global Markets, Inc.	31,467,646	0.5
753,103	(1)	E*Trade Financial Corp.	46,059,779	0.8
1,870,977		Progressive Corp.	110,668,290	1.8
513,554		S&P Global, Inc.	104,708,525	1.7
			292,904,240	4.8

		Health Care: 13.3%
1,469,389		Baxter International, Inc.	108,499,684	1.8
3,091,899	(1)	Boston Scientific Corp.	101,105,097	1.7
808,876		Johnson & Johnson	98,149,014	1.6
545,679		Thermo Fisher Scientific, Inc.	113,031,948	1.9
677,795		UnitedHealth Group, Inc.	166,290,225	2.7
672,833	(1)	Vertex Pharmaceuticals, Inc.	114,354,697	1.9
1,203,994		Zoetis, Inc.	102,568,249	1.7
			803,998,914	13.3

		Industrials: 11.9%
803,278		Ametek, Inc.	57,964,541	1.0
464,059		Boeing Co.	155,696,435	2.6
1,346,064		Delta Air Lines, Inc.	66,684,011	1.1
960,225		Ingersoll-Rand PLC - Class A	86,160,989	1.4
500,720		L3 Technologies, Inc.	96,298,470	1.6
473,211		Parker Hannifin Corp.	73,749,934	1.2
1,597,674		Waste Management, Inc.	129,954,803	2.1
549,298	(1)	XPO Logistics, Inc.	55,028,674	0.9
			721,537,857	11.9

		Information Technology: 41.0%
242,948	(1)	Adobe Systems, Inc.	59,233,152	1.0
276,055	(1)	Alphabet, Inc. - Class A	311,718,546	5.1
83,977	(1)	Alphabet, Inc. - Class C	93,688,940	1.5
344,022		Amphenol Corp.	29,981,517	0.5
1,650,145		Apple, Inc.	305,458,341	5.0
361,917		Broadcom, Inc.	87,815,541	1.4
1,053,169		Cognizant Technology Solutions Corp.	83,189,819	1.4
395,936	(1)	Facebook, Inc.- Class A	76,938,284	1.3
1,247,662		Fidelity National Information Services, Inc.	132,289,602	2.2
1,658,959	(1)	Fiserv, Inc.	122,912,272	2.0
413,388		Intuit, Inc.	84,457,235	1.4
1,036,933		Mastercard, Inc. - Class A	203,778,073	3.4
4,279,775		Microsoft Corp.	422,028,613	7.0
279,970		Motorola Solutions, Inc.	32,580,109	0.5
469,235	(1)	Palo Alto Networks, Inc.	96,413,715	1.6
395,302	(1)	Red Hat, Inc.	53,116,730	0.9
723,322	(1)	Salesforce.com, Inc.	98,661,121	1.6
1,147,841		Texas Instruments, Inc.	126,549,470	2.1
457,630	(1)	VMware, Inc.	67,257,881	1.1
			2,488,068,961	41.0

		Materials: 1.8%
1,026,468	(1)	Crown Holdings, Inc.	45,944,708	0.7
1,012,934		Huntsman Corp.	29,577,673	0.5
315,656		Packaging Corp. of America	35,287,184	0.6
			110,809,565	1.8

		Real Estate: 1.7%
716,098		American Tower Corp.	103,239,849	1.7

	Total Common Stock
	(Cost $4,904,326,486)		6,016,723,791	99.2

SHORT-TERM INVESTMENTS: 1.0%
		Mutual Funds: 1.0%
62,340,000	(2)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.810%
		(Cost $62,340,000)	62,340,000	1.0

	Total Short-Term Investments
	(Cost $62,340,000)		62,340,000	1.0

	Total Investments in Securities (Cost $4,966,666,486)		$6,079,063,791	100.2
	Liabilities in Excess of Other Assets		(11,187,247)	(0.2)
	Net Assets		$6,067,876,544	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of June 30, 2018.

See Accompanying Notes to Financial Statements

29

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.2%
		Consumer Discretionary: 8.5%
238,617		CBS Corp. - Class B	13,415,048	1.2
153,977		Delphi Technologies PLC	14,108,912	1.2
470,644		Gap, Inc.	15,244,159	1.3
179,723		Lowe's Cos, Inc.	17,176,127	1.5
157,969		Ralph Lauren Corp.	19,859,863	1.7
400,103		Tapestry, Inc.	18,688,811	1.6
			98,492,920	8.5

		Consumer Staples: 7.3%
468,049		Coca-Cola Co.	20,528,629	1.8
534,294		Mondelez International, Inc.	21,906,054	1.9
263,324		Procter & Gamble Co.	20,555,071	1.8
248,187		Walmart, Inc.	21,257,217	1.8
			84,246,971	7.3

		Energy: 11.2%
168,254		Anadarko Petroleum Corp.	12,324,606	1.0
298,392		Canadian Natural Resources Ltd.	10,762,999	0.9
240,054		Chevron Corp.	30,350,027	2.6
113,571		EOG Resources, Inc.	14,131,640	1.2
335,441		Halliburton Co.	15,114,971	1.3
262,134		Occidental Petroleum Corp.	21,935,373	1.9
212,817		Royal Dutch Shell PLC - Class A ADR	14,733,321	1.3
101,915		Valero Energy Corp.	11,295,239	1.0
			130,648,176	11.2

		Financials: 23.3%
170,632		Comerica, Inc.	15,513,861	1.3
318,502		Discover Financial Services	22,425,726	1.9
113,957		Evercore, Inc.	12,016,766	1.0
490,788		Hartford Financial Services Group, Inc.	25,093,990	2.2
350,680		Intercontinental Exchange, Inc.	25,792,514	2.2
482,304		JPMorgan Chase & Co.	50,256,077	4.3
1,281,438		Keycorp	25,039,299	2.2
466,152		Lazard Ltd.	22,799,494	2.0
132,739		PNC Financial Services Group, Inc.	17,933,039	1.5
161,474		Reinsurance Group of America, Inc.	21,553,550	1.9
384,408		US Bancorp	19,228,088	1.7
253,751		Zions Bancorp.	13,370,140	1.1
			271,022,544	23.3

		Health Care: 13.5%
320,880		AstraZeneca PLC ADR	11,266,097	1.0
219,019		Baxter International, Inc.	16,172,363	1.4
289,082		Gilead Sciences, Inc.	20,478,569	1.8
316,900		Johnson & Johnson	38,452,646	3.3
1,074,782		Pfizer, Inc.	38,993,091	3.3
70,957		UnitedHealth Group, Inc.	17,408,590	1.5
130,371		Zimmer Biomet Holdings, Inc.	14,528,544	1.2
			157,299,900	13.5

		Industrials: 7.4%
222,061		BWX Technologies, Inc.	13,838,842	1.2
101,839		Deere & Co.	14,237,092	1.2
167,562		Emerson Electric Co.	11,585,237	1.0
98,238		General Dynamics Corp.	18,312,546	1.6
141,603		Hubbell, Inc.	14,973,101	1.3
306,390		Timken Co.	13,343,284	1.1
			86,290,102	7.4

		Information Technology: 10.2%
825,139		Cisco Systems, Inc.	35,505,731	3.0
71,630		Lam Research Corp.	12,381,246	1.1
248,930		Microsoft Corp.	24,546,987	2.1
181,033		Motorola Solutions, Inc.	21,066,810	1.8
324,443		NetApp, Inc.	25,478,509	2.2
			118,979,283	10.2

		Materials: 4.2%
296,285	(1)	BHP Billiton Ltd. ADR	14,817,213	1.3
510,164		DowDuPont, Inc.	33,630,011	2.9
			48,447,224	4.2

		Real Estate: 4.6%
121,296		Camden Property Trust	11,053,705	0.9
157,226		Crown Castle International Corp.	16,952,107	1.5
319,529		Highwoods Properties, Inc.	16,209,706	1.4
96,815		Mid-America Apartment Communities, Inc.	9,746,366	0.8
			53,961,884	4.6

		Telecommunication Services: 3.3%
765,216		Verizon Communications, Inc.	38,498,017	3.3

		Utilities: 5.7%
440,822	(2),(3)	PRIME AET&D Holdings NO 1	–	–
326,576		Ameren Corp.	19,872,150	1.7
516,368		Exelon Corp.	21,997,277	1.9
144,986		NextEra Energy, Inc.	24,217,011	2.1
			66,086,438	5.7

	Total Common Stock
	(Cost $1,061,219,665)		1,153,973,459	99.2

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: –%
		Communications: –%
32,517	(2)	Tribune Co., Escrow, 0.000%, 08/14/2049	–	–

		Energy: –%
1,685,000	(2)	Samson Investment Co., 0.000%, 02/15/2020	–	–

See Accompanying Notes to Financial Statements

30

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: –%
1,216,000	(2),(4)	Tropicana Entertainment LLC / Tropicana Finance Corp., 9.625%, 12/15/2015	–	–

	Total Corporate Bonds/Notes
	(Cost $787,907)		–	–

	Total Long-Term Investments
	(Cost $1,062,007,572)		1,153,973,459	99.2

SHORT-TERM INVESTMENTS: 1.9%
		Securities Lending Collateral(5): 1.2%
181,497		Bank of Montreal, Repurchase Agreement dated 06/29/18, 2.03%, due 07/02/18 (Repurchase Amount $181,527, collateralized by various U.S. Government Securities, 0.000%-4.375%, Market Value plus accrued interest $185,127, due 08/16/18-09/09/49)	181,497	0.0
3,387,119		Bank of Nova Scotia, Repurchase Agreement dated 06/29/18, 2.12%, due 07/02/18 (Repurchase Amount $3,387,709, collateralized by various U.S. Government Agency Obligations, 2.500%-6.430%, Market Value plus accrued interest $3,455,472, due 02/01/21-06/01/48)	3,387,119	0.3
3,917,957		Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $3,918,691, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $3,996,317, due 11/15/42-08/15/44)	3,917,957	0.3
3,387,119		National Bank Financial, Repurchase Agreement dated 06/29/18, 2.01%, due 07/02/18 (Repurchase Amount $3,387,679, collateralized by various U.S. Government Securities, 0.000%-6.000%, Market Value plus accrued interest $3,454,862, due 09/06/18-09/09/49)	3,387,119	0.3
3,387,119		State of Wisconsin Investment Board, Repurchase Agreement dated 06/29/18, 2.30%, due 07/02/18 (Repurchase Amount $3,387,759, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,454,887, due 07/15/19-02/15/48)	3,387,119	0.3
			14,260,811	1.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.7%
8,157,000	(6) Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.810%
	(Cost $8,157,000)	8,157,000	0.7

	Total Short-Term Investments
	(Cost $22,417,811)	22,417,811	1.9

	Total Investments in Securities (Cost $1,084,425,383)	$1,176,391,270	101.1
	Liabilities in Excess of Other Assets	(13,212,068)	(1.1)
	Net Assets	$1,163,179,202	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(3)	Non-income producing security.
(4)	Defaulted security
(5)	Represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of June 30, 2018.

See Accompanying Notes to Financial Statements

31

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 44.4%
		Basic Materials: 0.5%
570,000		PPG Industries, Inc., 2.300%, 11/15/2019	565,163	0.2
830,000		Sherwin-Williams Co/The, 2.250%, 05/15/2020	816,550	0.3
			1,381,713	0.5

		Communications: 2.0%
560,000		Alibaba Group Holding Ltd, 2.800%, 06/06/2023	539,374	0.2
1,050,000		AT&T, Inc., 2.300%, 03/11/2019	1,046,299	0.4
401,000		CBS Corp., 2.500%, 02/15/2023	377,223	0.1
470,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.579%, 07/23/2020	470,161	0.2
599,000		Cisco Systems, Inc., 2.450%, 06/15/2020	595,406	0.2
450,000		eBay, Inc., 2.150%, 06/05/2020	442,713	0.2
690,000		Orange SA, 1.625%, 11/03/2019	677,395	0.3
680,000	(1)	Sky PLC, 2.625%, 09/16/2019	675,380	0.2
580,000		Viacom, Inc., 4.250%, 09/01/2023	575,773	0.2
			5,399,724	2.0

		Consumer, Cyclical: 3.5%
158,307		American Airlines 2015-2 Class B Pass Through Trust, 4.400%, 03/22/2025	157,168	0.1
360,000		AutoZone, Inc., 4.000%, 11/15/2020	366,235	0.1
445,000	(1)	BMW US Capital LLC, 1.450%, 09/13/2019	437,288	0.2
141,663		Continental Airlines 2012-2 Class B Pass Through Trust, 5.500%, 04/29/2022	144,531	0.1
540,000	(1)	Daimler Finance North America LLC, 2.300%, 01/06/2020	532,998	0.2
370,000		Ford Motor Credit Co. LLC, 2.681%, 01/09/2020	366,653	0.1
1,140,000		Ford Motor Credit Co. LLC, 3.157%, 08/04/2020	1,133,510	0.4
1,210,000		General Motors Financial Co., Inc., 3.950%, 04/13/2024	1,185,161	0.4
104,000		Newell Brands, Inc., 2.600%, 03/29/2019	103,654	0.0
530,000	(1)	Nissan Motor Acceptance Corp., 2.150%, 09/28/2020	516,508	0.2
340,000	(2)	Nordstrom, Inc., 4.750%, 05/01/2020	347,738	0.1
490,000		Ralph Lauren Corp., 2.625%, 08/18/2020	485,847	0.2
650,000		Toyota Motor Credit Corp., 1.550%, 10/18/2019	641,016	0.2
480,000		Toyota Motor Credit Corp., 1.700%, 01/09/2019	478,025	0.2
98,480		United Airlines 2013-1 Class B Pass Through Trust, 5.375%, 02/15/2023	100,819	0.0
527,716		United Airlines 2014-2 Class B Pass Through Trust, 4.625%, 03/03/2024	529,365	0.2
493,373		US Airways 2012-2 Class B Pass Through Trust, 6.750%, 12/03/2022	521,037	0.2
71,267		US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/2023	72,957	0.0
708,000		Walmart, Inc., 2.850%, 06/23/2020	710,036	0.3
718,000		Walmart, Inc., 3.125%, 06/23/2021	721,811	0.3
			9,552,357	3.5

		Consumer, Non-cyclical: 7.2%
470,000		Abbott Laboratories, 2.800%, 09/15/2020	466,625	0.2
545,000		Abbott Laboratories, 2.900%, 11/30/2021	536,962	0.2
1,380,000		Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/2021	1,361,529	0.5
340,000		Anheuser-Busch InBev Worldwide, Inc., 3.500%, 01/12/2024	338,660	0.1
530,000		Anthem, Inc., 2.500%, 11/21/2020	521,278	0.2
670,000		AstraZeneca PLC, 1.950%, 09/18/2019	662,943	0.2
480,000	(1)	BAT Capital Corp., 2.297%, 08/14/2020	469,868	0.2
520,000	(1)	BAT International Finance PLC, 2.750%, 06/15/2020	514,550	0.2
990,000		Becton Dickinson and Co., 2.404%, 06/05/2020	972,647	0.3
350,000		Campbell Soup Co., 3.650%, 03/15/2023	343,910	0.1
470,000		Cardinal Health, Inc., 2.616%, 06/15/2022	450,691	0.2
480,000		Constellation Brands, Inc., 2.250%, 11/06/2020	468,869	0.2
1,470,000		CVS Health Corp., 3.350%, 03/09/2021	1,469,215	0.5
850,000	(1)	Danone SA, 1.691%, 10/30/2019	835,723	0.3
400,000		General Mills, Inc., 3.200%, 04/16/2021	398,159	0.1
770,000		Gilead Sciences, Inc., 1.950%, 03/01/2022	733,705	0.3
560,000	(1)	Imperial Brands Finance PLC, 2.950%, 07/21/2020	554,478	0.2
470,000		Johnson & Johnson, 1.950%, 11/10/2020	462,275	0.2
715,000	(1)	Keurig Dr Pepper, Inc., 3.551%, 05/25/2021	716,066	0.3
520,000		Kraft Heinz Foods Co., 2.800%, 07/02/2020	516,088	0.2
470,000		Kroger Co., 1.500%, 09/30/2019	461,628	0.2
540,000		Kroger Co., 2.000%, 01/15/2019	537,491	0.2
840,000		Medtronic Global Holdings SCA, 1.700%, 03/28/2019	834,707	0.3

See Accompanying Notes to Financial Statements

32

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
433,000		Medtronic, Inc., 2.500%, 03/15/2020	430,087	0.2
495,000		Molson Coors Brewing Co., 1.450%, 07/15/2019	487,301	0.2
570,000		Moody's Corp., 2.750%, 12/15/2021	557,412	0.2
279,000		Mylan NV, 2.500%, 06/07/2019	277,795	0.1
280,000		PepsiCo, Inc., 1.550%, 05/02/2019	277,932	0.1
660,000		PepsiCo, Inc., 2.000%, 04/15/2021	643,684	0.2
600,000		Procter & Gamble Co, 1.900%, 11/01/2019	593,840	0.2
710,000		Shire Acquisitions Investments Ireland DAC, 1.900%, 09/23/2019	699,353	0.2
930,000		Teva Pharmaceutical Finance Netherlands III BV, 1.700%, 07/19/2019	908,131	0.3
330,000		UnitedHealth Group, Inc., 1.900%, 07/16/2018	329,942	0.1
			19,833,544	7.2

		Energy: 2.9%
1,079,000		BP Capital Markets PLC, 2.315%, 02/13/2020	1,068,862	0.4
495,000		BP Capital Markets PLC, 2.521%, 01/15/2020	491,982	0.2
580,000		Canadian Natural Resources Ltd., 2.950%, 01/15/2023	559,992	0.2
410,000		Columbia Pipeline Group, Inc., 3.300%, 06/01/2020	408,475	0.1
280,000		Enterprise Products Operating LLC, 2.800%, 02/15/2021	276,573	0.1
190,000		Enterprise Products Operating LLC, 2.850%, 04/15/2021	187,748	0.1
350,000		Enterprise Products Operating LLC, 5.200%, 09/01/2020	364,676	0.1
800,000		Exxon Mobil Corp., 1.708%, 03/01/2019	796,055	0.3
770,000		Kinder Morgan Energy Partners L.P., 5.000%, 10/01/2021	800,107	0.3
470,000	(1)	Schlumberger Finance Canada Ltd, 2.200%, 11/20/2020	458,622	0.1
230,000		Shell International Finance BV, 1.375%, 09/12/2019	226,314	0.1
473,000		Shell International Finance BV, 1.625%, 11/10/2018	471,421	0.2
430,000		Shell International Finance BV, 1.750%, 09/12/2021	412,021	0.1
350,000		Shell International Finance BV, 2.125%, 05/11/2020	345,885	0.1
760,000		Total Capital International SA, 2.100%, 06/19/2019	756,525	0.3
470,000		TransCanada PipeLines Ltd, 2.125%, 11/15/2019	464,547	0.2
			8,089,805	2.9

		Financial: 19.2%
340,000	(1)	ABN AMRO Bank NV, 2.450%, 06/04/2020	334,508	0.1
500,000		American International Group, Inc., 3.300%, 03/01/2021	499,928	0.2
460,000		American Express Credit Corp., 1.875%, 05/03/2019	456,681	0.2
420,000	(1)	ANZ New Zealand Int'l Ltd./London, 2.200%, 07/17/2020	411,739	0.1
740,000		Aon Corp., 5.000%, 09/30/2020	767,401	0.3
620,000	(1)	Athene Global Funding, 2.750%, 04/20/2020	612,614	0.2
680,000		Australia & New Zealand Banking Group Ltd./New York NY, 2.250%, 06/13/2019	676,700	0.2
400,000		Banco Santander SA, 3.500%, 04/11/2022	390,410	0.1
426,000		Bank of America Corp., 2.151%, 11/09/2020	416,491	0.1
154,000		Bank of America Corp., 2.600%, 01/15/2019	153,915	0.1
583,000		Bank of America Corp., 2.650%, 04/01/2019	582,448	0.2
916,000	(3)	Bank of America Corp., 3.004%, 12/20/2023	888,768	0.3
490,000		Bank of Montreal, 2.100%, 12/12/2019	484,259	0.2
850,000		Bank of New York Mellon Corp., 2.600%, 08/17/2020	842,024	0.3
250,000		Bank of Nova Scotia/The, 2.450%, 03/22/2021	244,614	0.1
350,000		Bank of Nova Scotia/The, 3.125%, 04/20/2021	348,306	0.1
500,000		Bank of Nova Scotia, 1.650%, 06/14/2019	494,670	0.2
450,000	(1)	Banque Federative du Credit Mutuel SA, 2.200%, 07/20/2020	439,702	0.2
520,000		Barclays PLC, 2.750%, 11/08/2019	516,274	0.2
310,000		Berkshire Hathaway Finance Corp., 1.700%, 03/15/2019	308,420	0.1
650,000	(1)	BNZ International Funding Ltd./London, 2.350%, 03/04/2019	647,673	0.2
250,000	(1)	BPCE SA, 2.750%, 01/11/2023	238,956	0.1
670,000		Canadian Imperial Bank of Commerce, 2.700%, 02/02/2021	659,290	0.2
660,000		Citibank NA, 2.000%, 03/20/2019	657,019	0.2
592,000		Citigroup, Inc., 2.500%, 07/29/2019	589,621	0.2
630,000		Comerica, Inc., 2.125%, 05/23/2019	626,487	0.2
460,000	(1)	Commonwealth Bank of Australia, 2.250%, 03/10/2020	453,518	0.2
625,000		Compass Bank, 3.500%, 06/11/2021	624,761	0.2
1,050,000		Cooperatieve Rabobank UA/NY, 2.250%, 01/14/2019	1,048,088	0.4
720,000		Credit Suisse AG, 5.300%, 08/13/2019	737,925	0.3

See Accompanying Notes to Financial Statements

33

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
950,000		Credit Suisse Group Funding Guernsey Ltd., 3.125%, 12/10/2020	942,880	0.3
260,000	(1)	Federation des Caisses Desjardins du Quebec, 2.250%, 10/30/2020	253,970	0.1
490,000		Fifth Third Bank/Cincinnati OH, 1.625%, 09/27/2019	482,452	0.2
450,000		GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/2020	439,785	0.2
1,935,000		Goldman Sachs Group, Inc., 2.550%, 10/23/2019	1,923,706	0.7
445,000	(1)	HSBC Bank PLC, 4.125%, 08/12/2020	453,208	0.2
810,000		HSBC Holdings PLC, 3.400%, 03/08/2021	809,960	0.3
240,000	(3)	HSBC Holdings PLC, 3.950%, 05/18/2024	239,491	0.1
134,000		HSBC USA, Inc., 5.000%, 09/27/2020	138,098	0.0
615,000		Huntington National Bank/The, 3.250%, 05/14/2021	613,760	0.2
900,000	(1),(2)	ING Bank NV, 2.700%, 08/17/2020	887,764	0.3
710,000	(3)	ING Bank NV, 4.125%, 11/21/2023	712,232	0.3
820,000	(1)	Intesa Sanpaolo SpA, 3.125%, 07/14/2022	757,337	0.3
760,000		JPMorgan Chase & Co., 1.850%, 03/22/2019	755,279	0.3
540,000		JPMorgan Chase & Co., 2.550%, 03/01/2021	529,359	0.2
280,000		JPMorgan Chase & Co., 3.200%, 01/25/2023	275,074	0.1
470,000	(3)	JPMorgan Chase Bank NA, 2.604%, 02/01/2021	465,995	0.2
450,000		KeyBank NA/Cleveland OH, 2.350%, 03/08/2019	448,752	0.2
496,000		KeyCorp, 2.300%, 12/13/2018	495,468	0.2
705,000	(1)	Metropolitan Life Global Funding I, 1.550%, 09/13/2019	694,197	0.3
840,000		Mitsubishi UFJ Financial Group, Inc., 2.190%, 09/13/2021	806,876	0.3
320,000	(1)	Mizuho Financial Group, Inc., 2.632%, 04/12/2021	312,546	0.1
60,000		Morgan Stanley, 2.200%, 12/07/2018	59,922	0.0
800,000		Morgan Stanley, 2.450%, 02/01/2019	798,763	0.3
860,000		Morgan Stanley, 2.750%, 05/19/2022	833,347	0.3
730,000		National Australia Bank Ltd./New York, 2.250%, 01/10/2020	721,334	0.3
550,000		National Rural Utilities Cooperative Finance Corp., 1.500%, 11/01/2019	540,444	0.2
400,000		National Rural Utilities Cooperative Finance Corp., 1.650%, 02/08/2019	397,618	0.1
330,000	(1)	Nationwide Building Society, 2.350%, 01/21/2020	325,785	0.1
345,000	(1)	Nordea Bank AB, 4.875%, 05/13/2021	354,965	0.1
390,000	(1)	Nuveen Finance LLC, 2.950%, 11/01/2019	388,594	0.1
828,000		PNC Bank NA, 2.400%, 10/18/2019	822,390	0.3
540,000	(1)	Protective Life Global Funding, 2.161%, 09/25/2020	527,500	0.2
730,000		Royal Bank of Canada, 1.800%, 07/30/2018	729,682	0.3
600,000		Royal Bank of Canada, 2.125%, 03/02/2020	591,033	0.2
1,386,000		Royal Bank of Scotland Group PLC, 6.400%, 10/21/2019	1,438,321	0.5
767,000		Santander Holdings USA, Inc., 2.700%, 05/24/2019	764,861	0.3
430,000		Santander UK PLC, 2.500%, 03/14/2019	429,182	0.2
626,000	(1)	Scentre Group Trust 1 / Scentre Group Trust 2, 2.375%, 11/05/2019	618,188	0.2
710,000		Skandinaviska Enskilda Banken AB, 2.300%, 03/11/2020	700,142	0.3
610,000	(1)	Standard Chartered PLC, 2.100%, 08/19/2019	601,880	0.2
790,000		Sumitomo Mitsui Banking Corp., 1.966%, 01/11/2019	786,745	0.3
730,000		Sumitomo Mitsui Banking Corp., 2.514%, 01/17/2020	722,437	0.3
594,000		Sumitomo Mitsui Financial Group, Inc., 2.934%, 03/09/2021	587,424	0.2
913,000		SunTrust Bank/Atlanta GA, 2.250%, 01/31/2020	902,081	0.3
357,000		SunTrust Banks, Inc., 2.500%, 05/01/2019	356,301	0.1
325,000		Svenska Handelsbanken AB, 3.350%, 05/24/2021	325,584	0.1
800,000		Toronto-Dominion Bank/The, 2.125%, 07/02/2019	795,381	0.3
584,000		Toronto-Dominion Bank, 2.250%, 11/05/2019	579,574	0.2
460,000		Toronto-Dominion Bank/The, 3.250%, 06/11/2021	460,019	0.2
1,063,000	(1)	UBS AG/London, 2.200%, 06/08/2020	1,042,182	0.4
860,000	(1)	UBS Group Funding Switzerland AG, 2.950%, 09/24/2020	851,171	0.3
526,000		US Bank NA/Cincinnati OH, 2.125%, 10/28/2019	521,062	0.2
340,000		US Bank NA/Cincinnati OH, 2.620%, (US0003M + 0.290%), 05/21/2021	339,652	0.1
438,000	(1)	WEA Finance LLC / Westfield UK & Europe Finance PLC, 2.700%, 09/17/2019	436,250	0.2
904,000		Wells Fargo & Co., 2.100%, 07/26/2021	869,083	0.3
1,330,000		Wells Fargo Bank NA, 2.150%, 12/06/2019	1,315,743	0.5

See Accompanying Notes to Financial Statements

34

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
535,000		Westpac Banking Corp., 1.600%, 08/19/2019	527,527	0.2
			52,653,566	19.2

		Industrial: 1.8%
530,000		Amphenol Corp., 2.200%, 04/01/2020	521,492	0.2
724,000		Caterpillar Financial Services Corp., 2.250%, 12/01/2019	718,069	0.2
175,000		General Electric Co., 2.200%, 01/09/2020	172,938	0.1
630,000		Lockheed Martin Corp., 1.850%, 11/23/2018	628,098	0.2
860,000		Northrop Grumman Corp., 2.080%, 10/15/2020	840,955	0.3
460,000		Rockwell Collins, Inc., 1.950%, 07/15/2019	455,641	0.2
523,000	(1)	Rolls-Royce PLC, 2.375%, 10/14/2020	513,171	0.2
300,000	(1)	Siemens Financieringsmaatschappij NV, 2.200%, 03/16/2020	295,863	0.1
950,000		United Parcel Service, Inc., 2.050%, 04/01/2021	926,974	0.3
			5,073,201	1.8

		Technology: 3.8%
240,000		Activision Blizzard, Inc., 2.300%, 09/15/2021	232,380	0.1
670,000		Analog Devices, Inc., 2.950%, 01/12/2021	664,652	0.2
1,221,000		Apple, Inc., 1.900%, 02/07/2020	1,205,815	0.4
1,230,000		Applied Materials, Inc., 2.625%, 10/01/2020	1,220,291	0.4
545,000		Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.375%, 01/15/2020	538,105	0.2
1,280,000	(1)	Dell International LLC / EMC Corp., 4.420%, 06/15/2021	1,299,034	0.5
230,000		Hewlett Packard Enterprise Co., 3.600%, 10/15/2020	231,222	0.1
460,000		IBM Credit LLC, 2.650%, 02/05/2021	455,648	0.2
1,053,000		Intel Corp., 2.450%, 07/29/2020	1,046,715	0.4
770,000		KLA-Tencor Corp., 3.375%, 11/01/2019	773,093	0.3
490,000		NetApp, Inc., 2.000%, 09/27/2019	483,293	0.2
680,000		NVIDIA Corp., 2.200%, 09/16/2021	660,608	0.2
500,000		Oracle Corp., 2.625%, 02/15/2023	484,428	0.2
900,000		Qualcomm, Inc., 2.100%, 05/20/2020	899,478	0.3
280,000		Texas Instruments, Inc., 2.750%, 03/12/2021	279,189	0.1
			10,473,951	3.8

		Utilities: 3.5%
466,000		Berkshire Hathaway Energy Co., 2.375%, 01/15/2021	456,430	0.2
880,000		Black Hills Corp., 2.500%, 01/11/2019	878,021	0.3
375,000		Consumers Energy Co., 3.375%, 08/15/2023	374,469	0.1
200,000		Dominion Energy, Inc., 1.600%, 08/15/2019	196,968	0.1
720,000		Dominion Energy, Inc., 2.579%, 07/01/2020	709,606	0.3
1,125,000		Duke Energy Corp., 1.800%, 09/01/2021	1,077,105	0.4
310,000		Edison International, 2.125%, 04/15/2020	304,070	0.1
268,000	(1)	Electricite de France SA, 2.350%, 10/13/2020	262,947	0.1
460,000		Eversource Energy, 2.500%, 03/15/2021	450,868	0.2
320,000		Exelon Generation Co. LLC, 2.950%, 01/15/2020	318,795	0.1
550,000		Georgia Power Co., 2.000%, 03/30/2020	540,952	0.2
470,000		Georgia Power Co., 2.000%, 09/08/2020	459,242	0.2
305,000		NextEra Energy Capital Holdings, Inc., 1.649%, 09/01/2018	304,343	0.1
410,000		NextEra Energy Capital Holdings, Inc., 2.300%, 04/01/2019	408,332	0.1
740,000		Oklahoma Gas & Electric Co., 8.250%, 01/15/2019	760,096	0.3
658,000		Public Service Enterprise Group, Inc., 1.600%, 11/15/2019	643,741	0.2
580,000		Sempra Energy, 1.625%, 10/07/2019	569,222	0.2
460,000		Sempra Energy, 2.400%, 02/01/2020	454,599	0.2
330,000		Southern Co. Gas Capital Corp., 2.450%, 10/01/2023	310,565	0.1
			9,480,371	3.5

	Total Corporate Bonds/Notes
	(Cost $123,629,088)		121,938,232	44.4

COLLATERALIZED MORTGAGE OBLIGATIONS: 1.0%
269,505	(1),(3)	Flagstar Mortgage Trust 2017-2 A3, 3.500%, 10/25/2047	265,273	0.1
764,932	(3)	Freddie Mac Whole Loan Securities Trust 2016-SC02 M1, 3.604%, 10/25/2046	762,873	0.3
453,606	(1),(3)	Sequoia Mortgage Trust 2014-3 B3, 3.932%, 10/25/2044	453,870	0.1
459,650	(1),(3)	Sequoia Mortgage Trust 2014-4 B3, 3.864%, 11/25/2044	458,039	0.2
835,480	(1),(3)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 02/25/2048	843,305	0.3

	Total Collateralized Mortgage Obligations
	(Cost $2,793,826)		2,783,360	1.0

See Accompanying Notes to Financial Statements

35

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.0%
		Federal Home Loan Mortgage Corporation: 0.0%(4)
29		3.275%, 07/01/2024	29	0.0

		Federal National Mortgage Association: 0.0%(4)
55,362		6.500%, 10/01/2022	61,044	0.0
24,131		6.500%, 10/01/2032	26,617	0.0
15,347		7.000%, 10/01/2032	15,507	0.0
			103,168	0.0

	Total U.S. Government Agency Obligations
	(Cost $96,618)		103,197	0.0

FOREIGN GOVERNMENT BONDS: 0.1%
179,000		European Investment Bank, 1.750%, 05/15/2020	176,017	0.1

	Total Foreign Government Bonds
	(Cost $178,474)		176,017	0.1

U.S. TREASURY OBLIGATIONS: 17.7%
		U.S. Treasury Notes: 17.7%
4,138,000		1.250%, 03/31/2019	4,106,642	1.5
2,000,000		1.250%, 04/30/2019	1,982,578	0.7
16,680,000		1.625%, 03/31/2019	16,600,509	6.1
2,000		2.500%, 05/31/2020	1,999	0.0
4,208,000		2.500%, 06/30/2020	4,205,781	1.5
21,596,000		2.625%, 06/15/2021	21,598,953	7.9
87,000		2.875%, 05/31/2025	87,328	0.0

	Total U.S. Treasury Obligations
	(Cost $48,605,123)		48,583,790	17.7

COMMERCIAL MORTGAGE-BACKED SECURITIES: 8.0%
1,885,626	(3)	Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9 C, 5.055%, 09/11/2042	1,887,983	0.7
1,060,000	(1),(3)	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 D, 5.911%, 04/12/2038	1,094,158	0.4
500,000	(1)	BXMT 2017-FL1 A Ltd., 2.943%, (US0001M + 0.870%), 06/15/2035	499,061	0.2
500,000	(1)	Citigroup Commercial Mortgage Trust 2016-SMPL A, 2.228%, 09/10/2031	484,470	0.2
964,501		Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 AM, 5.648%, 10/15/2048	998,452	0.4
1,150,000		COMM 2013-LC6 B Mortgage Trust, 3.739%, 01/10/2046	1,133,581	0.4
278,590		COMM 2014-CR14 A2, 3.147%, 02/10/2047	278,869	0.1
272,336		COMM 2014-CR17 A2, 3.012%, 05/10/2047	272,582	0.1
682,894		COMM 2014-UBS6 A2, 2.935%, 12/10/2047	681,087	0.2
17,931,829	(3),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K705 X1, 1.826%, 09/25/2018	45,669	0.0
225,000	(1),(3)	FREMF 2012-K705 B Mortgage Trust, 4.289%, 09/25/2044	225,113	0.1
183,222	(1),(3)	GCCFC Commercial Mortgage Trust 2004-GG1 F, 6.601%, 06/10/2036	181,966	0.1
224,052	(3)	Ginnie Mae 2011-53 B, 4.397%, 05/16/2051	228,249	0.1
751,843		Ginnie Mae 2014-168 DA, 2.400%, 06/16/2046	732,551	0.3
241,206		Ginnie Mae 2014-54 AC, 2.874%, 02/16/2049	238,599	0.1
754,687		Ginnie Mae 2015-183 AC, 2.350%, 07/16/2056	728,794	0.3
166,105	(3)	Ginnie Mae 2015-21 AF, 2.071%, 07/16/2048	160,420	0.1
397,541		Ginnie Mae 2015-81 AC, 2.400%, 01/16/2056	383,903	0.1
458,179		Ginnie Mae 2016-110 AB, 2.000%, 05/16/2049	440,161	0.2
202,447		Ginnie Mae 2016-86 AB, 2.500%, 09/16/2056	197,569	0.1
627,733		Ginnie Mae 2017-51 AB, 2.350%, 04/16/2057	611,359	0.2
253,695		Ginnie Mae 2017-69 AB, 2.350%, 05/16/2053	246,880	0.1
383,446		Ginnie Mae 2017-70 A, 2.500%, 10/16/2057	372,653	0.1
914,000		Ginnie Mae 2017-86 AB, 2.300%, 11/16/2051	885,061	0.3
885,382		Ginnie Mae 2017-89 A, 2.500%, 08/16/2057	862,000	0.3
84,433		GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Trust B, 4.965%, 12/10/2041	84,539	0.0
740,000		GS Mortgage Securities Corp. II 2015-GC30 A2, 2.726%, 05/10/2050	736,208	0.3
106,109		GS Mortgage Securities Trust 2013-GC16 A2, 3.033%, 11/10/2046	106,105	0.0
79,243	(1)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 A3, 4.106%, 07/15/2046	79,164	0.0
2,710,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 B, 5.585%, 08/15/2046	2,837,675	1.0
489,283		JPMBB Commercial Mortgage Securities Trust 2 2014-C19 A2, 3.046%, 04/15/2047	489,808	0.2
350,284		JPMBB Commercial Mortgage Securities Trust 2013-C15 A2, 2.977%, 11/15/2045	350,344	0.1
67	(3)	LB-UBS Commercial Mortgage Trust 2008-C1 A2, 6.319%, 04/15/2041	68	0.0
1,210,000	(1),(3)	Morgan Stanley Capital I Trust 2011-C1 D, 5.599%, 09/15/2047	1,248,130	0.5

See Accompanying Notes to Financial Statements

36

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
660,000		Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14 A3, 3.669%, 02/15/2047	666,885	0.2
750,000	(3)	TIAA Seasoned Commercial Mortgage Trust 2007-C4 C, 5.477%, 08/15/2039	750,975	0.3
670,000		Wells Fargo Commercial Mortgage Trust 2015-NXS1 A2, 2.632%, 05/15/2048	667,203	0.2

	Total Commercial Mortgage-Backed Securities
	(Cost $22,314,237)		21,888,294	8.0

ASSET-BACKED SECURITIES: 18.3%
		Automobile Asset-Backed Securities: 7.1%
400,000		Ally Auto Receivables Trust 2017-2 A4, 2.100%, 03/15/2022	392,950	0.2
900,000		Ally Auto Receivables Trust 2017-3 A4, 2.010%, 03/15/2022	883,276	0.3
600,000		Ally Auto Receivables Trust 2018-3 A4, 3.120%, 07/17/2023	599,893	0.2
750,000		CarMax Auto Owner Trust 2017-1 A4, 2.270%, 09/15/2022	737,543	0.3
750,000		CarMax Auto Owner Trust 2017-3 A4, 2.220%, 11/15/2022	734,305	0.3
1,700,000		CarMax Auto Owner Trust 2018-1 A4, 2.640%, 06/15/2023	1,681,447	0.6
750,000	(1)	Chrysler Capital Auto Receivables Trust 2016-BA A4, 1.870%, 02/15/2022	739,097	0.3
1,300,000		Ford Credit Auto Owner Trust 2016-C A4, 1.400%, 02/15/2022	1,262,190	0.5
1,200,000		GM Financial Automobile Leasing Trust 2016-3 A4, 1.780%, 05/20/2020	1,191,138	0.4
350,000		GM Financial Automobile Leasing Trust 2017-1 A4, 2.260%, 08/20/2020	347,624	0.1
100,000		GM Financial Automobile Leasing Trust 2018-1 A3, 2.610%, 01/20/2021	99,488	0.0
300,000		GM Financial Automobile Leasing Trust 2018-1 A4, 2.680%, 12/20/2021	297,914	0.1
650,000		GM Financial Automobile Leasing Trust 2018-1 B, 2.870%, 12/20/2021	645,754	0.2
400,000		Hyundai Auto Receivables Trust 2017-A A4, 2.090%, 04/17/2023	392,027	0.2
950,000		Hyundai Auto Receivables Trust 2017-B A4, 1.960%, 02/15/2023	924,515	0.4
1,000,000		Mercedes-Benz Auto Lease Trust 2016-B, 1.520%, 06/15/2022	993,492	0.4
350,000		Nissan Auto Lease Trust 2016-B A4, 1.610%, 01/18/2022	347,903	0.1
700,000		Nissan Auto Receivables 2017-B A4, 1.950%, 10/16/2023	682,949	0.3
650,000		Nissan Auto Receivables 2017-C A4 Owner Trust, 2.280%, 02/15/2024	636,841	0.2
550,000	(1)	Oscar US Funding Trust VI LLC 2017-1A A3, 2.820%, 06/10/2021	548,353	0.2
1,450,000	(1)	Oscar US Funding Trust VII LLC 2017-2A A3, 2.450%, 12/10/2021	1,435,322	0.5
900,000	(1)	Santander Retail Auto Lease Trust 2017-A A3, 2.220%, 01/20/2021	890,588	0.3
650,000	(1)	Santander Retail Auto Lease Trust 2017-A A4, 2.370%, 01/20/2022	641,166	0.2
650,000		Toyota Auto Receivables 2017-B Owner Trust A4, 2.050%, 09/15/2022	637,610	0.2
650,000		Toyota Auto Receivables 2017-C A4 Owner Trust, 1.980%, 12/15/2022	634,574	0.2
500,000		Volkswagen Auto Loan Enhanced Trust 2018-1 A4, 3.150%, 07/22/2024	499,994	0.2
260,000		World Omni Auto Receivables Trust 2015-B A4, 1.840%, 01/17/2022	257,478	0.1
300,000		World Omni Automobile Lease Securitization Trust 2017-A A4, 2.320%, 08/15/2022	297,484	0.1
			19,432,915	7.1

		Credit Card Asset-Backed Securities: 2.9%
650,000		American Express Credit Account Master Trust 2017-1 B, 2.100%, 09/15/2022	641,614	0.2
900,000		American Express Credit Account Master Trust 2018-4 A, 2.990%, 12/15/2023	900,521	0.3
1,500,000		Cabela's Credit Card Master Note Trust 2015-1A A1, 2.260%, 03/15/2023	1,482,483	0.6
1,200,000		Capital One Multi-Asset Execution Trust 2016-A6 A6, 1.820%, 09/15/2022	1,183,917	0.4
700,000		Capital One Multi-Asset Execution Trust 2018-A1 A1, 3.010%, 02/15/2024	701,551	0.3
1,200,000		Discover Card Execution Note Trust 2016-A4 A4, 1.390%, 03/15/2022	1,180,702	0.4
200,000		Discover Card Execution Note Trust 2017-A6 A6, 1.880%, 02/15/2023	196,083	0.1
1,550,000	(1)	Evergreen Credit Card Trust Series 2018-1 A, 2.950%, 03/15/2023	1,545,629	0.6
			7,832,500	2.9

See Accompanying Notes to Financial Statements

37

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Home Equity Asset-Backed Securities: 0.0%
14,955		Chase Funding Loan Acquisition Trust Series 2003-C2 1A, 4.750%, 12/25/2019	14,963	0.0

		Other Asset-Backed Securities: 8.1%
700,000	(1)	Ares XLVI CLO Ltd. 2017-46A A2, 3.578%, (US0003M + 1.230%), 01/15/2030	701,053	0.3
250,000	(1)	Bain Capital Credit CLO 2017-1A A2, 3.709%, (US0003M + 1.350%), 07/20/2030	250,601	0.1
250,000	(1)	Barings CLO Ltd. 2017-1A A2, 3.705%, (US0003M + 1.350%), 07/18/2029	250,771	0.1
580,000	(1)	Benefit Street Partners CLO II Ltd. 2013-IIA A1R, 3.598%, (US0003M + 1.250%), 07/15/2029	581,914	0.2
1,650,000	(1)	Benefit Street Partners CLO X Ltd. 2016-10A A1, 3.838%, (US0003M + 1.490%), 01/15/2029	1,653,505	0.6
250,000	(1)	Carbone CLO Ltd 2017-1A A1, 2.809%, (US0003M + 1.140%), 01/20/2031	249,859	0.1
500,000	(1)	Carlyle Global Market Strategies CLO 2014-2RA A1 Ltd., 3.030%, (US0003M + 1.050%), 05/15/2031	498,867	0.2
1,210,000	(1)	Carlyle Global Market Strategies CLO Ltd. 2017-1A A1A, 3.659%, (US0003M + 1.300%), 04/20/2031	1,211,451	0.4
620,000	(1)	Cedar Funding VIII Clo Ltd. 2017-8A A1, 3.603%, (US0003M + 1.250%), 10/17/2030	620,787	0.2
750,000	(1)	CIFC Funding 2013-2A A1LR, 3.565%, (US0003M + 1.210%), 10/18/2030	752,596	0.3
630,000	(1)	CIFC Funding 2016-1A A, 3.842%, (US0003M + 1.480%), 10/21/2028	631,060	0.2
600,000	(1)	CIFC Funding 2017-4 A1, 3.609%, (US0003M + 1.250%), 10/24/2030	604,631	0.2
600,000	(1)	Clear Creek CLO Ltd. 2015-1A AR, 3.559%, (US0003M + 1.200%), 10/20/2030	601,234	0.2
400,000		CNH Equipment Trust 2017-B A4, 2.170%, 04/17/2023	389,354	0.1
250,000	(1)	Deer Creek Clo Ltd. 2017-1A A, 3.539%, (US0003M + 1.180%), 10/20/2030	250,093	0.1
680,000	(1)	Dewolf Park Clo Ltd. 2017-1A A, 3.558%, (US0003M + 1.210%), 10/15/2030	680,860	0.3
480,000	(1)	Dryden 33 Senior Loan Fund 2014-33A AR, 3.778%, (US0003M + 1.430%), 10/15/2028	481,389	0.2
250,000	(1)	Dryden 55 CLO Ltd. 2018-55A A1, 3.061%, (US0003M + 1.020%), 04/15/2031	249,585	0.1
1,120,000	(1)	Dryden Senior Loan Fund 2017-47A A2, 3.698%, (US0003M + 1.350%), 04/15/2028	1,120,870	0.4
480,000	(1)	Dryden XXVIII Senior Loan Fund 2013-28A A1LR, 3.543%, (US0003M + 1.200%), 08/15/2030	480,526	0.2
300,000	(1)	Eaton Vance Clo 2015-1A A2R Ltd., 3.609%, (US0003M + 1.250%), 01/20/2030	299,209	0.1
750,000	(1)	Galaxy XIX CLO Ltd. 2015-19A A1R, 3.579%, (US0003M + 1.220%), 07/24/2030	751,894	0.3
500,000	(1)	Galaxy XV CLO Ltd. 2013-15A AR, 3.548%, (US0003M + 1.200%), 10/15/2030	501,528	0.2
300,000	(1)	Goldentree Loan Management US Clo 2 Ltd. 2017-2A A, 3.509%, (US0003M + 1.150%), 11/28/2030	300,595	0.1
600,000	(1)	LCM 26A A2 Ltd., 3.176%, (US0003M + 1.250%), 01/20/2031	600,905	0.2
950,000	(1)	LCM XXIII Ltd. 23A A1, 3.759%, (US0003M + 1.400%), 10/20/2029	954,358	0.3
520,000	(1)	Octagon Investment Partners 30 Ltd. 2017-1A A1, 3.679%, (US0003M + 1.320%), 03/17/2030	521,370	0.2
400,000	(1)	Octagon Investment Partners 33 Ltd. 2017-1A A1, 3.549%, (US0003M + 1.190%), 01/20/2031	400,240	0.1
500,000	(1)	Octagon Investment Partners Ltd. 2017-1A A2, 3.698%, (US0003M + 1.350%), 07/15/2029	500,924	0.2
500,000	(1)	Octagon Investment Partners XIV Ltd. 2012-1A A1BR, 3.723%, (US0003M + 1.375%), 07/15/2029	502,089	0.2
400,000	(1)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 3.705%, (US0003M + 1.350%), 07/19/2030	401,081	0.1
750,000	(1)	OHA Loan Funding Ltd. 2015-1A AR, 3.753%, (US0003M + 1.410%), 08/15/2029	753,859	0.3
700,000	(1)	Palmer Square CLO 2015-2A A1AR Ltd., 3.629%, (US0003M + 1.270%), 07/20/2030	701,611	0.3
275,000	(1)	Palmer Square CLO 2015-2A A1BR Ltd., 3.709%, (US0003M + 1.350%), 07/20/2030	275,865	0.1

See Accompanying Notes to Financial Statements

38

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
500,000	(1)	TCI-Symphony CLO 2017-1A A Ltd., 3.578%, (US0003M + 1.230%), 07/15/2030	503,262	0.2
400,000	(1)	TCI-Flatiron CLO 2017-1A A Ltd., 3.521%, (US0003M + 1.200%), 11/17/2030	400,429	0.1
600,000	(1)	THL Credit Wind River 2013-2A AR CLO Ltd., 3.585%, (US0003M + 1.230%), 10/18/2030	601,612	0.2
570,000	(1)	THL Credit Wind River 2017-2A A CLO Ltd., 3.589%, (US0003M + 1.230%), 07/20/2030	570,652	0.2
450,000	(1)	Volvo Financial Equipment LLC Series 2017-1A A4, 2.210%, 11/15/2021	442,769	0.2
			22,245,258	8.1

		Student Loan Asset-Backed Securities: 0.2%
700,000	(1)	DRB Prime Student Loan Trust 2017-A A2B, 2.850%, 05/27/2042	685,630	0.2

	Total Asset-Backed Securities
	(Cost $50,536,430)		50,211,266	18.3

	Total Long-Term Investments
	(Cost $248,153,796)		245,684,156	89.5

SHORT-TERM INVESTMENTS: 12.7%
		Securities Lending Collateral(6): 9.9%
11,346,429		Cantor Fitzgerald Securities, Repurchase Agreement dated 06/29/18, 2.08%, due 07/02/18 (Repurchase Amount $11,348,369, collateralized by various U.S. Government Agency Obligations, 1.691%-8.500%, Market Value plus accrued interest $11,573,358, due 07/25/18-06/15/53)	11,346,429	4.1
2,894,260		Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $2,894,802, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $2,952,146, due 11/15/42-08/15/44)	2,894,260	1.1
6,450,998		NBC Global Finance Ltd., Repurchase Agreement dated 06/29/18, 1.95%, due 07/02/18 (Repurchase Amount $6,452,032, collateralized by various U.S. Government Securities, 0.000%-3.625%, Market Value plus accrued interest $6,580,037, due 01/31/20-09/09/49)	6,450,998	2.3
6,450,998		State of Wisconsin Investment Board, Repurchase Agreement dated 06/29/18, 2.30%, due 07/02/18 (Repurchase Amount $6,452,218, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $6,580,066, due 07/15/19-02/15/48)	6,450,998	2.4
			27,142,685	9.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.8%
7,786,000	(7) Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.810%
	(Cost $7,786,000)	7,786,000	2.8

	Total Short-Term Investments
	(Cost $34,928,685)	34,928,685	12.7

	Total Investments in Securities (Cost $283,082,481)	$280,612,841	102.2
	Liabilities in Excess of Other Assets	(6,121,410)	(2.2)
	Net Assets	$274,491,431	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of June 30, 2018.
(4)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(5)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(6)	Represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of June 30, 2018.

Reference Rate Abbreviations:
H15T1Y	U.S. Treasury 1-Year Constant Maturity
US0001M	1-month LIBOR
US0003M	3-month LIBOR

See Accompanying Notes to Financial Statements

39

Voya Multi-Manager Large Cap Core Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.9%
		Consumer Discretionary: 17.8%
695	(1)	Amazon.com, Inc.	1,181,361	1.6
242	(1)	Autozone, Inc.	162,365	0.2
21,860	(1)	Carmax, Inc.	1,592,938	2.1
26,470		Carnival Corp.	1,516,996	2.0
17,981		Comcast Corp. – Class A	589,957	0.8
1,612		Dollar General Corp.	158,943	0.2
18,090	(1)	Dollar Tree, Inc.	1,537,650	2.1
1,350		Expedia, Inc.	162,256	0.2
6,560		Home Depot, Inc.	1,279,856	1.7
11,022		Lowe's Cos, Inc.	1,053,373	1.4
2,393		McDonald's Corp.	374,959	0.5
17,550		Nike, Inc.	1,398,384	1.9
3,542	(1)	O'Reilly Automotive, Inc.	968,985	1.3
3,301		PVH Corp.	494,226	0.7
2,180		Royal Caribbean Cruises Ltd.	225,848	0.3
8,140		Tapestry, Inc.	380,219	0.5
870	(1)	Ulta Beauty, Inc.	203,110	0.3
			13,281,426	17.8

		Consumer Staples: 5.5%
19,010		Altria Group, Inc.	1,079,578	1.4
15,050		Coca-Cola Co.	660,093	0.9
7,210		Conagra Brands, Inc.	257,613	0.3
4,160		General Mills, Inc.	184,122	0.2
15,650		Mondelez International, Inc.	641,650	0.9
1,732		PepsiCo, Inc.	188,563	0.3
9,690		Philip Morris International, Inc.	782,371	1.1
4,705		Sysco Corp.	321,304	0.4
			4,115,294	5.5

		Energy: 4.4%
16,563		Canadian Natural Resources Ltd.	597,427	0.8
13,764		Chevron Corp.	1,740,183	2.3
4,105		EOG Resources, Inc.	510,785	0.7
9,690		Halliburton Co.	436,631	0.6
			3,285,026	4.4

		Financials: 19.8%
6,075		American International Group, Inc.	322,096	0.4
1,970		Alleghany Corp.	1,132,691	1.5
2,743		Aon PLC	376,257	0.5
22,460		Bank of America Corp.	633,147	0.9
7,263		Bank of New York Mellon Corp.	391,694	0.5
18,477	(1)	Berkshire Hathaway, Inc. – Class B	3,448,732	4.6
3,662		Blackrock, Inc.	1,827,484	2.5
10,410		Citigroup, Inc.	696,637	0.9
11,169		JPMorgan Chase & Co.	1,163,810	1.6
7,885		Morgan Stanley	373,749	0.5
32,650		Progressive Corp.	1,931,248	2.6
1,090		S&P Global, Inc.	222,240	0.3
7,681		US Bancorp	384,204	0.5
33,390		Wells Fargo & Co.	1,851,142	2.5
			14,755,131	19.8

		Health Care: 9.9%
4,741		Abbott Laboratories	289,154	0.4
2,300		Agilent Technologies, Inc.	142,232	0.2
11,000	(1)	Alexion Pharmaceuticals, Inc.	1,365,650	1.8
2,810		Allergan plc	468,483	0.6
2,380		Anthem, Inc.	566,512	0.8
2,105	(1)	Biogen, Inc.	610,955	0.8
13,330		Bristol-Myers Squibb Co.	737,682	1.0
1,295		Cigna Corp.	220,085	0.3
1,915		CVS Health Corp.	123,230	0.2
7,034		Johnson & Johnson	853,506	1.2
11,644		Medtronic PLC	996,843	1.3
20,687		Pfizer, Inc.	750,524	1.0
1,473	(1)	Vertex Pharmaceuticals, Inc.	250,351	0.3
			7,375,207	9.9

		Industrials: 9.7%
7,100		Deere & Co.	992,580	1.3
3,160		Emerson Electric Co.	218,482	0.3
6,931		FedEx Corp.	1,573,753	2.1
7,205		General Dynamics Corp.	1,343,084	1.8
5,328		Honeywell International, Inc.	767,498	1.0
10,125		Norfolk Southern Corp.	1,527,559	2.1
15,568		Southwest Airlines Co.	792,100	1.1
			7,215,056	9.7

		Information Technology: 23.0%
5,183		Activision Blizzard, Inc.	395,567	0.5
518	(1)	Alphabet, Inc. - Class A	584,920	0.8
2,883	(1)	Alphabet, Inc. - Class C	3,216,419	4.3
20,649		Apple, Inc.	3,822,336	5.1
5,806		Applied Materials, Inc.	268,179	0.4
3,158		Broadcom, Inc.	766,257	1.0
39,060		Cisco Systems, Inc.	1,680,752	2.3
634	(1)	Electronic Arts, Inc.	89,407	0.1
5,755	(1)	Facebook, Inc.- Class A	1,118,312	1.5
4,390		Fidelity National Information Services, Inc.	465,472	0.6
5,250	(1)	First Data Corp.	109,882	0.2
4,626		Mastercard, Inc. - Class A	909,102	1.2
15,420		Microsoft Corp.	1,520,566	2.0
2,000	(1)	Pagseguro Digital Ltd.	55,500	0.1
905	(1)	Palo Alto Networks, Inc.	185,950	0.3
665		Total System Services, Inc.	56,206	0.1
14,180		Visa, Inc. - Class A	1,878,141	2.5
			17,122,968	23.0

		Materials: 5.1%
11,665		Albemarle Corp.	1,100,359	1.5
7,784		DowDuPont, Inc.	513,121	0.7
6,952		Mosaic Co.	195,004	0.2
2,695		NewMarket Corp.	1,090,127	1.4
5,825		Nucor Corp.	364,063	0.5
5,050		Sealed Air Corp.	214,373	0.3
886		Sherwin-Williams Co.	361,107	0.5
			3,838,154	5.1

See Accompanying Notes to Financial Statements

40

Voya Multi-Manager Large Cap Core Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: 1.2%
4,698	American Tower Corp.	677,311	0.9
545	Equinix, Inc.	234,290	0.3
		911,601	1.2

	Telecommunication Services: 2.1%
10,515	AT&T, Inc.	337,636	0.4
1,540	(1) T-Mobile US, Inc.	92,015	0.1
23,354	Verizon Communications, Inc.	1,174,940	1.6
		1,604,591	2.1

	Utilities: 0.4%
4,023	American Electric Power Co., Inc.	278,593	0.4

	Total Common Stock
	(Cost $63,558,679)	73,783,047	98.9

SHORT-TERM INVESTMENTS: 1.2%
	Mutual Funds: 1.2%
858,093	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.800%
	(Cost $858,093)	858,093	1.2

	Total Short-Term Investments
	(Cost $858,093)	858,093	1.2

	Total Investments in Securities (Cost $64,416,772)	$74,641,140	100.1
	Liabilities in Excess of Other Assets	(65,991)	(0.1)
	Net Assets	$74,575,149	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of June 30, 2018.

See Accompanying Notes to Financial Statements

41

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.4%
		Consumer Discretionary: 12.9%
16,806		Advance Auto Parts, Inc.	2,280,574	0.0
91,428	(1)	Amazon.com, Inc.	155,409,314	3.0
6,053	(1)	Autozone, Inc.	4,061,139	0.1
55,677		Best Buy Co., Inc.	4,152,391	0.1
10,936	(1)	Booking Holdings, Inc.	22,168,256	0.4
44,835		BorgWarner, Inc.	1,935,079	0.0
40,425	(1)	Carmax, Inc.	2,945,770	0.1
92,162		Carnival Corp.	5,281,804	0.1
77,521		CBS Corp. - Class B	4,358,231	0.1
42,048	(1)	Charter Communications, Inc.	12,328,894	0.2
5,552	(1)	Chipotle Mexican Grill, Inc.	2,394,966	0.1
1,042,499		Comcast Corp. – Class A	34,204,392	0.7
28,102		Darden Restaurants, Inc.	3,008,600	0.1
60,107		Delphi Technologies PLC	5,507,604	0.1
35,427	(1),(2)	Discovery Communications, Inc. - Class A	974,242	0.0
77,548	(1)	Discovery Communications, Inc. - Class C	1,977,474	0.0
51,974	(1)	Dish Network Corp. - Class A	1,746,846	0.0
57,703		Dollar General Corp.	5,689,516	0.1
53,979	(1)	Dollar Tree, Inc.	4,588,215	0.1
77,968		D.R. Horton, Inc.	3,196,688	0.1
27,439		Expedia, Inc.	3,297,893	0.1
26,814		Foot Locker, Inc.	1,411,757	0.0
888,562		Ford Motor Co.	9,836,381	0.2
49,259		Gap, Inc.	1,595,499	0.0
25,250		Garmin Ltd.	1,540,250	0.0
287,969		General Motors Co.	11,345,979	0.2
33,312		Genuine Parts Co.	3,057,708	0.1
54,445		Goodyear Tire & Rubber Co.	1,268,024	0.0
47,492		H&R Block, Inc.	1,081,868	0.0
81,810	(2)	Hanesbrands, Inc.	1,801,456	0.0
37,784		Harley-Davidson, Inc.	1,589,951	0.0
25,810		Hasbro, Inc.	2,382,521	0.1
63,425		Hilton Worldwide Holdings, Inc.	5,020,723	0.1
261,872		Home Depot, Inc.	51,091,227	1.0
87,519		Interpublic Group of Cos., Inc.	2,051,445	0.0
38,192		Kohl's Corp.	2,784,197	0.1
55,065		L Brands, Inc.	2,030,797	0.0
29,800		Leggett & Platt, Inc.	1,330,272	0.0
62,113		Lennar Corp. - Class A	3,260,932	0.1
70,309	(1)	LKQ Corp.	2,242,857	0.0
186,607		Lowe's Cos, Inc.	17,834,031	0.3
69,551		Macy's, Inc.	2,603,294	0.1
67,382		Marriott International, Inc.	8,530,561	0.2
78,097	(2)	Mattel, Inc.	1,282,353	0.0
178,247		McDonald's Corp.	27,929,522	0.5
113,759		MGM Resorts International	3,302,424	0.1
34,028	(1)	Michael Kors Holdings Ltd.	2,266,265	0.0
14,395	(1)	Mohawk Industries, Inc.	3,084,417	0.1
98,682	(1)	Netflix, Inc.	38,627,095	0.7
110,261		Newell Brands, Inc.	2,843,631	0.1
87,008		News Corp - Class A	1,348,624	0.0
27,645		News Corp - Class B	438,173	0.0
291,191		Nike, Inc.	23,202,099	0.4
26,665		Nordstrom, Inc.	1,380,714	0.0
46,927	(1)	Norwegian Cruise Line Holdings Ltd.	2,217,301	0.0
51,598		Omnicom Group	3,935,379	0.1
18,595	(1)	O'Reilly Automotive, Inc.	5,087,034	0.1
59,633		Pulte Group, Inc.	1,714,449	0.0
17,493		PVH Corp.	2,619,052	0.1
12,639		Ralph Lauren Corp.	1,588,975	0.0
85,956		Ross Stores, Inc.	7,284,771	0.1
38,456		Royal Caribbean Cruises Ltd.	3,984,042	0.1
313,281		Starbucks Corp.	15,303,777	0.3
65,339		Tapestry, Inc.	3,051,985	0.1
121,030		Target Corp.	9,212,804	0.2
23,128		Tiffany & Co.	3,043,645	0.1
142,355		TJX Cos., Inc.	13,549,349	0.3
27,707		Tractor Supply Co.	2,119,308	0.0
24,327	(1),(2)	TripAdvisor, Inc.	1,355,257	0.0
239,282		Twenty-First Century Fox, Inc. - Class A	11,889,923	0.2
99,702		Twenty-First Century Fox, Inc. - Class B	4,912,318	0.1
12,979	(1)	Ulta Beauty, Inc.	3,030,077	0.1
42,220	(1),(2)	Under Armour, Inc. - Class A	949,106	0.0
42,758	(1),(2)	Under Armour, Inc. - Class C	901,339	0.0
74,325		VF Corp.	6,058,974	0.1
80,131		Viacom, Inc. - Class B	2,416,751	0.1
337,515		Walt Disney Co.	35,374,947	0.7
14,648		Whirlpool Corp.	2,141,977	0.0
19,228		Wynn Resorts Ltd.	3,217,614	0.1
73,375		Yum! Brands, Inc.	5,739,393	0.1
			675,604,482	12.9

		Consumer Staples: 6.8%
429,660		Altria Group, Inc.	24,400,391	0.5
126,943		Archer-Daniels-Midland Co.	5,817,798	0.1
59,463		Brown-Forman Corp. - Class B	2,914,282	0.1
43,679	(2)	Campbell Soup Co.	1,770,747	0.0
55,551		Church & Dwight Co., Inc.	2,953,091	0.1
29,400		Clorox Co.	3,976,350	0.1
869,409		Coca-Cola Co.	38,132,279	0.7
198,030		Colgate-Palmolive Co.	12,834,324	0.2
89,335		Conagra Brands, Inc.	3,191,939	0.1
38,141		Constellation Brands, Inc.	8,347,921	0.2
99,569		Costco Wholesale Corp.	20,807,930	0.4
107,342		Coty, Inc - Class A	1,513,522	0.0
50,849		Estee Lauder Cos., Inc.	7,255,644	0.1
134,595		General Mills, Inc.	5,957,175	0.1
31,720		Hershey Co.	2,951,863	0.1
61,308	(2)	Hormel Foods Corp.	2,281,271	0.0

See Accompanying Notes to Financial Statements

42

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
25,789		JM Smucker Co.	2,771,802	0.0
56,693		Kellogg Co.	3,961,140	0.1
79,303		Kimberly-Clark Corp.	8,353,778	0.2
135,618		Kraft Heinz Co.	8,519,523	0.2
184,528		Kroger Co.	5,249,822	0.1
27,534	(2)	McCormick & Co., Inc.	3,196,422	0.1
42,008		Molson Coors Brewing Co.	2,858,224	0.0
334,863		Mondelez International, Inc.	13,729,383	0.3
93,248	(1)	Monster Beverage Corp.	5,343,110	0.1
321,874		PepsiCo, Inc.	35,042,422	0.7
352,890		Philip Morris International, Inc.	28,492,339	0.5
570,853		Procter & Gamble Co.	44,560,785	0.8
108,811		Sysco Corp.	7,430,703	0.1
67,560		Tyson Foods, Inc.	4,651,506	0.1
193,606		Walgreens Boots Alliance, Inc.	11,619,264	0.2
328,427		Walmart, Inc.	28,129,772	0.5
			359,016,522	6.8

		Energy: 6.3%
116,933		Anadarko Petroleum Corp.	8,565,342	0.2
31,562		Andeavor	4,140,303	0.1
86,755		Apache Corp.	4,055,796	0.1
94,532		Baker Hughes a GE Co.	3,122,392	0.1
102,495		Cabot Oil & Gas Corp.	2,439,381	0.0
433,817		Chevron Corp.	54,847,483	1.0
21,664		Cimarex Energy Co.	2,204,095	0.0
33,842	(1)	Concho Resources, Inc./Midland TX	4,682,041	0.1
265,623		ConocoPhillips	18,492,673	0.3
118,820		Devon Energy Corp.	5,223,327	0.1
131,410		EOG Resources, Inc.	16,351,346	0.3
57,257		EQT Corp.	3,159,441	0.1
961,146		Exxon Mobil Corp.	79,515,609	1.5
198,860		Halliburton Co.	8,960,632	0.2
24,718		Helmerich & Payne, Inc.	1,576,020	0.0
59,443		Hess Corp.	3,976,142	0.1
40,078		HollyFrontier Corp.	2,742,538	0.1
430,698		Kinder Morgan, Inc.	7,610,434	0.1
193,688		Marathon Oil Corp.	4,040,332	0.1
104,854		Marathon Petroleum Corp.	7,356,557	0.1
86,725		National Oilwell Varco, Inc.	3,763,865	0.1
45,341	(1)	Newfield Exploration Co.	1,371,565	0.0
109,976		Noble Energy, Inc.	3,879,953	0.1
173,842		Occidental Petroleum Corp.	14,547,099	0.3
93,321		Oneok, Inc.	6,516,605	0.1
95,277		Phillips 66	10,700,560	0.2
38,690		Pioneer Natural Resources Co.	7,321,696	0.1
314,447		Schlumberger Ltd.	21,077,382	0.4
98,529		TechnipFMC PLC	3,127,310	0.1
97,826		Valero Energy Corp.	10,842,056	0.2
187,897		Williams Cos., Inc.	5,093,888	0.1
			331,303,863	6.3

		Financials: 13.8%
12,330		Affiliated Managers Group, Inc.	1,833,101	0.0
175,748		Aflac, Inc.	7,560,679	0.1
203,788		American International Group, Inc.	10,804,840	0.2
79,793		Allstate Corp.	7,282,707	0.1
162,112		American Express Co.	15,886,976	0.3
32,829		Ameriprise Financial, Inc.	4,592,121	0.1
55,508		Aon PLC	7,614,032	0.1
41,379		Arthur J. Gallagher & Co.	2,701,221	0.1
12,037		Assurant, Inc.	1,245,709	0.0
2,140,664		Bank of America Corp.	60,345,318	1.1
229,439		Bank of New York Mellon Corp.	12,373,645	0.2
177,016		BB&T Corp.	8,928,687	0.2
436,942	(1)	Berkshire Hathaway, Inc. – Class B	81,555,224	1.6
27,998		Blackrock, Inc.	13,972,122	0.3
27,466	(1)	Brighthouse Financial, Inc.	1,100,563	0.0
110,428		Capital One Financial Corp.	10,148,333	0.2
25,537		Cboe Global Markets, Inc.	2,657,636	0.1
272,594		Charles Schwab Corp.	13,929,553	0.3
105,744		Chubb Ltd.	13,431,603	0.3
33,910		Cincinnati Financial Corp.	2,267,223	0.0
578,874		Citigroup, Inc.	38,738,248	0.7
110,041		Citizens Financial Group, Inc.	4,280,595	0.1
77,301		CME Group, Inc.	12,671,180	0.2
39,031		Comerica, Inc.	3,548,699	0.1
79,223		Discover Financial Services	5,578,091	0.1
59,912	(1)	E*Trade Financial Corp.	3,664,218	0.1
9,335		Everest Re Group Ltd.	2,151,531	0.0
155,618		Fifth Third Bancorp	4,466,237	0.1
72,355	(2)	Franklin Resources, Inc.	2,318,978	0.0
79,745		Goldman Sachs Group, Inc.	17,589,355	0.3
81,303		Hartford Financial Services Group, Inc.	4,157,022	0.1
250,850		Huntington Bancshares, Inc.	3,702,546	0.1
131,494		Intercontinental Exchange, Inc.	9,671,384	0.2
93,250		Invesco Ltd.	2,476,720	0.1
68,830		Jefferies Financial Group, Inc.	1,565,194	0.0
772,937		JPMorgan Chase & Co.	80,540,035	1.5
241,014		Keycorp	4,709,414	0.1
49,650		Lincoln National Corp.	3,090,712	0.1
59,443		Loews Corp.	2,869,908	0.1
32,971		M&T Bank Corp.	5,610,016	0.1
115,184		Marsh & McLennan Cos., Inc.	9,441,632	0.2
230,768		Metlife, Inc.	10,061,485	0.2
37,901		Moody's Corp.	6,464,395	0.1
309,445		Morgan Stanley	14,667,693	0.3
20,210		MSCI, Inc. - Class A	3,343,340	0.1
26,533		Nasdaq, Inc.	2,421,667	0.0
48,012		Northern Trust Corp.	4,939,955	0.1
78,974		People's United Financial, Inc.	1,428,640	0.0
106,584		PNC Financial Services Group, Inc.	14,399,498	0.3

See Accompanying Notes to Financial Statements

43

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
60,463		Principal Financial Group, Inc.	3,201,516	0.1
132,208		Progressive Corp.	7,820,103	0.2
95,346		Prudential Financial, Inc.	8,915,804	0.2
29,471		Raymond James Financial, Inc.	2,633,234	0.1
254,972		Regions Financial Corp.	4,533,402	0.1
57,049		S&P Global, Inc.	11,631,721	0.2
82,953		State Street Corp.	7,722,095	0.1
105,523		SunTrust Banks, Inc.	6,966,628	0.1
12,026	(1)	SVB Financial Group	3,472,628	0.1
161,061		Synchrony Financial	5,376,216	0.1
54,969		T. Rowe Price Group, Inc.	6,381,351	0.1
23,975		Torchmark Corp.	1,951,805	0.0
61,353		Travelers Cos., Inc.	7,505,926	0.1
50,215		Unum Group	1,857,453	0.0
354,221		US Bancorp	17,718,134	0.3
995,596		Wells Fargo & Co.	55,195,842	1.1
29,930		Willis Towers Watson PLC	4,537,388	0.1
58,635		XL Group Ltd.	3,280,628	0.1
44,748		Zions Bancorp.	2,357,772	0.0
			723,859,327	13.8

		Health Care: 14.0%
398,001		Abbott Laboratories	24,274,081	0.5
344,037		AbbVie, Inc.	31,875,028	0.6
9,592	(1)	Abiomed, Inc.	3,923,608	0.1
74,257		Aetna, Inc.	13,626,159	0.3
72,634		Agilent Technologies, Inc.	4,491,687	0.1
50,511	(1)	Alexion Pharmaceuticals, Inc.	6,270,941	0.1
16,376	(1)	Align Technology, Inc.	5,602,885	0.1
76,973		Allergan plc	12,832,939	0.2
36,925		AmerisourceBergen Corp.	3,148,595	0.1
151,192		Amgen, Inc.	27,908,531	0.5
57,934		Anthem, Inc.	13,790,030	0.3
111,839		Baxter International, Inc.	8,258,192	0.2
60,659		Becton Dickinson & Co.	14,531,470	0.3
47,902	(1)	Biogen, Inc.	13,903,076	0.3
313,238	(1)	Boston Scientific Corp.	10,242,883	0.2
371,065		Bristol-Myers Squibb Co.	20,534,737	0.4
70,530		Cardinal Health, Inc.	3,443,980	0.1
160,463	(1)	Celgene Corp.	12,743,971	0.2
46,579	(1)	Centene Corp.	5,738,999	0.1
71,561	(1)	Cerner Corp.	4,278,632	0.1
55,226		Cigna Corp.	9,385,659	0.2
11,129		Cooper Cos., Inc.	2,620,323	0.0
230,794		CVS Health Corp.	14,851,594	0.3
139,556		Danaher Corp.	13,771,386	0.3
31,691	(1)	DaVita, Inc.	2,200,623	0.0
51,632		Dentsply Sirona, Inc.	2,259,933	0.0
47,850	(1)	Edwards Lifesciences Corp.	6,965,524	0.1
216,840		Eli Lilly & Co.	18,502,957	0.4
27,498	(1)	Envision Healthcare Corp.	1,210,187	0.0
127,519	(1)	Express Scripts Holding Co.	9,845,742	0.2
295,179		Gilead Sciences, Inc.	20,910,480	0.4
63,437		HCA Healthcare, Inc.	6,508,636	0.1
34,966	(1)	Henry Schein, Inc.	2,539,930	0.0
61,978	(1)	Hologic, Inc.	2,463,625	0.0
31,256		Humana, Inc.	9,302,723	0.2
19,719	(1)	Idexx Laboratories, Inc.	4,297,559	0.1
33,371	(1)	Illumina, Inc.	9,320,187	0.2
39,940	(1)	Incyte Corp., Ltd.	2,675,980	0.0
25,720	(1)	Intuitive Surgical, Inc.	12,306,506	0.2
37,117	(1)	IQVIA Holdings, Inc.	3,705,019	0.1
608,889		Johnson & Johnson	73,882,591	1.4
23,224	(1)	Laboratory Corp. of America Holdings	4,169,405	0.1
45,869		McKesson Corp.	6,118,925	0.1
307,428		Medtronic PLC	26,318,911	0.5
610,741		Merck & Co., Inc.	37,071,979	0.7
5,765	(1)	Mettler Toledo International, Inc.	3,335,802	0.1
117,020	(1)	Mylan NV	4,229,103	0.1
36,576	(1)	Nektar Therapeutics	1,786,006	0.0
25,116	(2)	PerkinElmer, Inc.	1,839,245	0.0
29,233		Perrigo Co. PLC	2,131,378	0.0
1,327,943		Pfizer, Inc.	48,177,772	0.9
30,833		Quest Diagnostics, Inc.	3,389,780	0.1
17,558	(1)	Regeneron Pharmaceuticals, Inc.	6,057,334	0.1
32,404		Resmed, Inc.	3,356,406	0.1
72,961		Stryker Corp.	12,320,194	0.2
91,334		Thermo Fisher Scientific, Inc.	18,918,925	0.4
218,158		UnitedHealth Group, Inc.	53,522,884	1.0
19,784		Universal Health Services, Inc.	2,204,729	0.0
20,773	(1)	Varian Medical Systems, Inc.	2,362,306	0.0
57,850	(1)	Vertex Pharmaceuticals, Inc.	9,832,186	0.2
17,785	(1)	Waters Corp.	3,442,998	0.1
46,146		Zimmer Biomet Holdings, Inc.	5,142,510	0.1
109,845		Zoetis, Inc.	9,357,695	0.2
			736,034,061	14.0

		Industrial: 0.1%
94,587		American Airlines Group, Inc.	3,590,523	0.1

		Industrials: 9.4%
134,777		3M Co.	26,513,331	0.5
27,982		Alaska Air Group, Inc.	1,689,833	0.0
21,557		Allegion Public Ltd.	1,667,650	0.0
52,572		Ametek, Inc.	3,793,595	0.1
32,935		AO Smith Corp.	1,948,105	0.0
96,457		Arconic, Inc.	1,640,734	0.0
124,320		Boeing Co.	41,710,603	0.8
135,734		Caterpillar, Inc.	18,415,032	0.4
31,609		CH Robinson Worldwide, Inc.	2,644,409	0.1
19,624		Cintas Corp.	3,631,814	0.1
45,897	(1)	Copart, Inc.	2,595,934	0.1
198,719		CSX Corp.	12,674,298	0.2
35,162		Cummins, Inc.	4,676,546	0.1
73,618		Deere & Co.	10,291,796	0.2
146,506		Delta Air Lines, Inc.	7,257,907	0.1
35,114		Dover Corp.	2,570,345	0.1
99,274		Eaton Corp. PLC	7,419,739	0.1
143,040		Emerson Electric Co.	9,889,786	0.2
27,306		Equifax, Inc.	3,416,254	0.1
39,655		Expeditors International Washington, Inc.	2,898,780	0.1
65,301		Fastenal Co.	3,142,937	0.1

See Accompanying Notes to Financial Statements

44

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
55,809		FedEx Corp.	12,671,992	0.2
29,701		Flowserve Corp.	1,199,920	0.0
31,915		Fluor Corp.	1,556,814	0.0
69,633		Fortive Corp.	5,369,401	0.1
33,127		Fortune Brands Home & Security, Inc.	1,778,589	0.0
62,711		General Dynamics Corp.	11,689,957	0.2
1,971,706		General Electric Co.	26,834,919	0.5
26,953		Harris Corp.	3,895,787	0.1
169,565		Honeywell International, Inc.	24,425,838	0.5
10,102		Huntington Ingalls Industries, Inc.	2,190,013	0.0
80,842	(1)	IHS Markit Ltd.	4,170,639	0.1
69,214		Illinois Tool Works, Inc.	9,588,908	0.2
56,292		Ingersoll-Rand PLC - Class A	5,051,081	0.1
27,361		Jacobs Engineering Group, Inc.	1,737,150	0.0
19,435		JB Hunt Transport Services, Inc.	2,362,324	0.0
210,263		Johnson Controls International plc	7,033,297	0.1
23,292		Kansas City Southern	2,468,020	0.0
17,816		L3 Technologies, Inc.	3,426,373	0.1
56,393		Lockheed Martin Corp.	16,660,184	0.3
70,486		Masco Corp.	2,637,586	0.1
76,016		Nielsen Holdings PLC	2,351,175	0.0
64,141		Norfolk Southern Corp.	9,676,953	0.2
39,588		Northrop Grumman Corp.	12,181,228	0.2
79,867		Paccar, Inc.	4,948,559	0.1
30,184		Parker Hannifin Corp.	4,704,176	0.1
36,852		Pentair PLC	1,550,732	0.0
33,964	(1)	Quanta Services, Inc.	1,134,398	0.0
65,210		Raytheon Co.	12,597,268	0.2
50,623		Republic Services, Inc.	3,460,588	0.1
28,051		Robert Half International, Inc.	1,826,120	0.0
28,509		Rockwell Automation, Inc.	4,739,051	0.1
37,283		Rockwell Collins, Inc.	5,021,274	0.1
23,419		Roper Technologies, Inc.	6,461,536	0.1
12,848		Snap-On, Inc.	2,064,931	0.0
121,094		Southwest Airlines Co.	6,161,263	0.1
35,031		Stanley Black & Decker, Inc.	4,652,467	0.1
19,427	(1)	Stericycle, Inc.	1,268,389	0.0
58,125		Textron, Inc.	3,831,019	0.1
11,069		TransDigm Group, Inc.	3,820,355	0.1
176,068		Union Pacific Corp.	24,945,314	0.5
53,502	(1)	United Continental Holdings, Inc.	3,730,694	0.1
156,541		United Parcel Service, Inc. - Class B	16,629,350	0.3
18,978	(1)	United Rentals, Inc.	2,801,532	0.1
168,912		United Technologies Corp.	21,119,067	0.4
35,265	(1)	Verisk Analytics, Inc.	3,795,925	0.1
90,304		Waste Management, Inc.	7,345,327	0.1
11,572		WW Grainger, Inc.	3,568,805	0.1
40,845		Xylem, Inc.	2,752,136	0.1
			496,377,852	9.4

		Information Technology: 25.8%
145,991		Accenture PLC	23,882,668	0.5
172,805		Activision Blizzard, Inc.	13,188,478	0.2
111,798	(1)	Adobe Systems, Inc.	27,257,470	0.5
187,048	(1)	Advanced Micro Devices, Inc.	2,803,850	0.0
38,736	(1)	Akamai Technologies, Inc.	2,836,637	0.1
10,942		Alliance Data Systems Corp.	2,551,674	0.0
67,800	(1)	Alphabet, Inc. - Class A	76,559,082	1.5
68,922	(1)	Alphabet, Inc. - Class C	76,892,829	1.5
68,431		Amphenol Corp.	5,963,762	0.1
84,199		Analog Devices, Inc.	8,076,368	0.1
19,073	(1)	ANSYS, Inc.	3,322,135	0.1
1,115,812		Apple, Inc.	206,547,959	3.9
228,842		Applied Materials, Inc.	10,570,212	0.2
49,741	(1)	Autodesk, Inc.	6,520,548	0.1
100,005		Automatic Data Processing, Inc.	13,414,671	0.3
91,189		Broadcom, Inc.	22,126,099	0.4
26,770		Broadridge Financial Solutions, Inc. ADR	3,081,227	0.1
70,934		CA, Inc.	2,528,797	0.0
63,997	(1)	Cadence Design Systems, Inc.	2,771,710	0.0
1,067,627		Cisco Systems, Inc.	45,939,990	0.9
29,228	(1)	Citrix Systems, Inc.	3,064,264	0.1
133,008		Cognizant Technology Solutions Corp.	10,506,302	0.2
188,502		Corning, Inc.	5,185,690	0.1
64,652		DXC Technology Co.	5,211,598	0.1
209,853	(1)	eBay, Inc.	7,609,270	0.1
69,656	(1)	Electronic Arts, Inc.	9,822,889	0.2
13,874	(1)	F5 Networks, Inc.	2,392,571	0.0
544,521	(1)	Facebook, Inc.- Class A	105,811,321	2.0
75,145		Fidelity National Information Services, Inc.	7,967,624	0.1
92,949	(1)	Fiserv, Inc.	6,886,591	0.1
20,332	(1)	FleetCor Technologies, Inc.	4,282,936	0.1
31,150		Flir Systems, Inc.	1,618,865	0.0
20,713	(1)	Gartner, Inc.	2,752,758	0.0
36,219		Global Payments, Inc.	4,038,056	0.1
346,653		Hewlett Packard Enterprise Co.	5,064,600	0.1
372,617		HP, Inc.	8,454,680	0.2
1,057,892		Intel Corp.	52,587,811	1.0
193,805		International Business Machines Corp.	27,074,558	0.5
55,337		Intuit, Inc.	11,305,626	0.2
8,533	(1)	IPG Photonics Corp.	1,882,636	0.0
79,263		Juniper Networks, Inc.	2,173,391	0.0
35,385		KLA-Tencor Corp.	3,628,024	0.1
37,241		Lam Research Corp.	6,437,107	0.1
208,144		Mastercard, Inc. - Class A	40,904,459	0.8
53,357		Microchip Technology, Inc.	4,852,819	0.1
263,285	(1)	Micron Technology, Inc.	13,806,665	0.3
1,744,205		Microsoft Corp.	171,996,055	3.3
36,807		Motorola Solutions, Inc.	4,283,231	0.1
60,823		NetApp, Inc.	4,776,430	0.1
137,798		Nvidia Corp.	32,644,346	0.6
676,526		Oracle Corp.	29,807,736	0.6
72,589		Paychex, Inc.	4,961,458	0.1

See Accompanying Notes to Financial Statements

45

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
253,382	(1)	PayPal Holdings, Inc.	21,099,119	0.4
28,715	(1)	Qorvo, Inc.	2,302,082	0.0
336,578		Qualcomm, Inc.	18,888,757	0.4
40,335	(1)	Red Hat, Inc.	5,419,814	0.1
160,122	(1)	Salesforce.com, Inc.	21,840,641	0.4
65,168		Seagate Technology	3,680,037	0.1
41,334		Skyworks Solutions, Inc.	3,994,931	0.1
141,099		Symantec Corp.	2,913,694	0.1
33,828	(1)	Synopsys, Inc.	2,894,662	0.1
25,966	(1)	Take-Two Interactive Software, Inc.	3,073,336	0.1
79,513		TE Connectivity Ltd.	7,160,941	0.1
222,230		Texas Instruments, Inc.	24,500,858	0.5
37,662		Total System Services, Inc.	3,183,192	0.1
148,654	(1)	Twitter, Inc.	6,491,720	0.1
21,795	(1)	VeriSign, Inc.	2,995,069	0.1
405,487		Visa, Inc. - Class A	53,706,753	1.0
67,933		Western Digital Corp.	5,258,694	0.1
104,592		Western Union Co.	2,126,355	0.0
48,565		Xerox Corp.	1,165,560	0.0
57,527		Xilinx, Inc.	3,754,212	0.1
			1,357,078,960	25.8

		Materials: 2.6%
49,760		Air Products & Chemicals, Inc.	7,749,125	0.1
25,145	(2)	Albemarle Corp.	2,371,928	0.0
19,984		Avery Dennison Corp.	2,040,366	0.0
79,283		Ball Corp.	2,818,511	0.1
52,976		CF Industries Holdings, Inc.	2,352,134	0.0
526,855		DowDuPont, Inc.	34,730,282	0.7
32,408		Eastman Chemical Co.	3,239,504	0.1
58,949		Ecolab, Inc.	8,272,313	0.2
30,537		FMC Corp.	2,724,206	0.1
305,876		Freeport-McMoRan, Inc.	5,279,420	0.1
17,919		International Flavors & Fragrances, Inc.	2,221,239	0.0
94,005		International Paper Co.	4,895,780	0.1
72,985		LyondellBasell Industries NV - Class A	8,017,402	0.2
14,291		Martin Marietta Materials, Inc.	3,191,609	0.1
79,621		Mosaic Co.	2,233,369	0.0
121,110		Newmont Mining Corp.	4,567,058	0.1
72,213		Nucor Corp.	4,513,313	0.1
21,418		Packaging Corp. of America	2,394,318	0.0
56,600		PPG Industries, Inc.	5,871,118	0.1
65,237		Praxair, Inc.	10,317,232	0.2
36,586		Sealed Air Corp.	1,553,076	0.0
18,688		Sherwin-Williams Co.	7,616,668	0.1
30,008		Vulcan Materials Co.	3,872,832	0.1
58,219		WestRock Co.	3,319,647	0.1
			136,162,450	2.6

		Real Estate: 2.8%
23,379		Alexandria Real Estate Equities, Inc.	2,949,728	0.1
100,264		American Tower Corp.	14,455,061	0.3
35,721		Apartment Investment & Management Co. - Class A	1,510,998	0.0
31,376		AvalonBay Communities, Inc.	5,393,221	0.1
35,043		Boston Properties, Inc.	4,395,093	0.1
68,642	(1)	CBRE Group, Inc.	3,276,969	0.1
94,171		Crown Castle International Corp.	10,153,517	0.2
46,755		Digital Realty Trust, Inc.	5,216,923	0.1
81,051		Duke Realty Corp.	2,352,911	0.0
18,038		Equinix, Inc.	7,754,356	0.1
83,590		Equity Residential	5,323,847	0.1
14,993		Essex Property Trust, Inc.	3,584,376	0.1
28,629		Extra Space Storage, Inc.	2,857,460	0.1
16,622		Federal Realty Investment Trust	2,103,514	0.0
143,596		GGP, Inc.	2,933,666	0.1
106,651		HCP, Inc.	2,753,729	0.1
168,295		Host Hotels & Resorts, Inc.	3,545,976	0.1
63,891		Iron Mountain, Inc.	2,236,824	0.0
96,458		Kimco Realty Corp.	1,638,821	0.0
24,646		Macerich Co.	1,400,632	0.0
25,832		Mid-America Apartment Communities, Inc.	2,600,507	0.0
121,053		ProLogis, Inc.	7,951,972	0.2
34,015		Public Storage, Inc.	7,716,643	0.1
64,560		Realty Income Corp.	3,472,682	0.1
33,459		Regency Centers Corp.	2,077,135	0.0
26,149	(1)	SBA Communications Corp.	4,317,723	0.1
70,304		Simon Property Group, Inc.	11,965,038	0.2
20,073		SL Green Realty Corp.	2,017,939	0.0
60,749		UDR, Inc.	2,280,517	0.0
80,888		Ventas, Inc.	4,606,572	0.1
39,286		Vornado Realty Trust	2,904,021	0.1
84,446		Welltower, Inc.	5,293,920	0.1
171,854		Weyerhaeuser Co.	6,265,797	0.1
			149,308,088	2.8

		Telecommunication Services: 2.0%
1,647,498		AT&T, Inc.	52,901,161	1.0
222,872		CenturyLink, Inc.	4,154,334	0.1
938,004		Verizon Communications, Inc.	47,190,981	0.9
			104,246,476	2.0

		Utilities: 2.9%
150,148		AES Corp.	2,013,485	0.0
52,550		Alliant Energy Corp.	2,223,916	0.0
55,313		Ameren Corp.	3,365,796	0.1
111,810		American Electric Power Co., Inc.	7,742,842	0.1
40,420		American Water Works Co., Inc.	3,451,060	0.1
97,951		Centerpoint Energy, Inc.	2,714,222	0.1
64,138		CMS Energy Corp.	3,032,445	0.1
70,541		Consolidated Edison, Inc.	5,500,787	0.1
148,139		Dominion Energy, Inc.	10,100,117	0.2
41,199		DTE Energy Co.	4,269,452	0.1
159,139		Duke Energy Corp.	12,584,712	0.2
73,964		Edison International	4,679,702	0.1
41,050		Entergy Corp.	3,316,430	0.1
61,570		Evergy, Inc.	3,457,156	0.1
71,938		Eversource Energy	4,216,286	0.1
219,157		Exelon Corp.	9,336,088	0.2
101,770		FirstEnergy Corp.	3,654,561	0.1
107,023		NextEra Energy, Inc.	17,876,052	0.3

See Accompanying Notes to Financial Statements

46

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
76,587	NiSource, Inc.	2,012,706	0.0
67,910	NRG Energy, Inc.	2,084,837	0.0
117,237	PG&E Corp.	4,989,607	0.1
25,411	Pinnacle West Capital Corp.	2,047,110	0.0
158,697	PPL Corp.	4,530,799	0.1
114,692	Public Service Enterprise Group, Inc.	6,209,425	0.1
32,379	SCANA Corp.	1,247,239	0.0
59,963	Sempra Energy	6,962,304	0.1
229,655	Southern Co.	10,635,323	0.2
71,632	WEC Energy Group, Inc.	4,631,009	0.1
115,518	Xcel Energy, Inc.	5,276,862	0.1
		154,162,330	2.9

	Total Common Stock
	(Cost $3,120,223,819)	5,226,744,934	99.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.8%
	Securities Lending Collateral(3): 0.3%
3,295,248	Bank of Nova Scotia, Repurchase Agreement dated 06/29/18, 2.12%, due 07/02/18 (Repurchase Amount $3,295,822, collateralized by various U.S. Government Agency Obligations, 2.500%-6.430%, Market Value plus accrued interest $3,361,747, due 02/01/21-06/01/48)	3,295,248	0.1
693,026	Dominion Securities Inc., Repurchase Agreement dated 06/29/18, 2.11%, due 07/02/18 (Repurchase Amount $693,146, collateralized by various U.S. Government Agency Obligations, 3.000%-7.000%, Market Value plus accrued interest $706,887, due 11/01/36-06/01/48)	693,026	0.0
3,295,248	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $3,295,866, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $3,361,154, due 11/15/42-08/15/44)	3,295,248	0.0
3,295,248	National Bank Financial, Repurchase Agreement dated 06/29/18, 2.01%, due 07/02/18 (Repurchase Amount $3,295,792, collateralized by various U.S. Government Securities, 0.000%-6.000%, Market Value plus accrued interest $3,361,154, due 09/06/18-09/09/49)	3,295,248	0.1
3,295,248	State of Wisconsin Investment Board, Repurchase Agreement dated 06/29/18, 2.30%, due 07/02/18 (Repurchase Amount $3,295,871, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,361,178, due 07/15/19-02/15/48)	3,295,248	0.1
		13,874,018	0.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.5%
81,699,000	(4) Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.810%
	(Cost $81,699,000)	81,699,000	1.5

	Total Short-Term Investments
	(Cost $95,573,018)	95,573,018	1.8

	Total Investments in Securities (Cost $3,215,796,837)	$5,322,317,952	101.2
	Liabilities in Excess of Other Assets	(60,811,570)	(1.2)
	Net Assets	$5,261,506,382	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of June 30, 2018.

See Accompanying Notes to Financial Statements

47

VY® Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 38.6%
		Basic Materials: 0.5%
2,200,000	(1),(2)	FMG Resources August 2006 Pty Ltd., 5.125%, 05/15/2024	2,101,000	0.5

		Communications: 6.8%
1,000,000	(2)	Altice France SA/France, 6.000%, 05/15/2022	1,007,500	0.2
650,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 02/15/2023	644,923	0.2
1,253,000	(3)	iHeartCommunications, Inc., 9.000%, 12/15/2019	955,413	0.2
1,000,000	(2)	CommScope, Inc., 5.500%, 06/15/2024	1,008,750	0.2
1,700,000		DISH DBS Corp., 6.750%, 06/01/2021	1,706,375	0.4
1,909,000		DISH DBS Corp., 5.000%, 03/15/2023	1,663,216	0.4
2,200,000		DISH DBS Corp., 5.875%, 11/15/2024	1,870,000	0.5
2,400,000	(2)	Sirius XM Radio, Inc., 6.000%, 07/15/2024	2,451,000	0.6
2,500,000		Sprint Communications, Inc., 6.000%, 11/15/2022	2,484,375	0.6
500,000		Sprint Corp., 7.125%, 06/15/2024	506,045	0.1
500,000		Sprint Corp., 7.625%, 03/01/2026	510,625	0.1
4,700,000		Sprint Corp., 7.875%, 09/15/2023	4,885,063	1.2
1,000,000	(2)	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 5.152%, 09/20/2029	982,500	0.2
4,000,000	(2)	Univision Communications, Inc., 5.125%, 05/15/2023	3,850,000	0.9
2,000,000	(2)	Virgin Media Secured Finance PLC, 5.500%, 01/15/2025	1,965,320	0.5
2,000,000		Zayo Group LLC / Zayo Capital, Inc., 6.000%, 04/01/2023	2,045,000	0.5
			28,536,105	6.8

		Consumer, Cyclical: 2.0%
200,000	(1)	Ferrellgas L.P. / Ferrellgas Finance Corp., 6.500%, 05/01/2021	184,500	0.1
700,000	(1)	Ferrellgas L.P. / Ferrellgas Finance Corp., 6.750%, 06/15/2023	614,250	0.2
300,000		Ford Motor Co., 4.346%, 12/08/2026	293,803	0.1
1,400,000		General Motors Co., 5.150%, 04/01/2038	1,336,445	0.3
1,300,000		KB Home, 7.500%, 09/15/2022	1,408,277	0.3
1,000,000	(2)	Shea Homes L.P. / Shea Homes Funding Corp., 5.875%, 04/01/2023	1,006,250	0.2
1,000,000	(2)	Shea Homes L.P. / Shea Homes Funding Corp., 6.125%, 04/01/2025	1,000,000	0.2
1,500,000	(1),(2)	Tesla, Inc., 5.300%, 08/15/2025	1,340,625	0.3
1,200,000	(2)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.250%, 05/15/2027	1,123,500	0.3
			8,307,650	2.0

		Consumer, Non-cyclical: 12.3%
1,300,000		Allergan Funding SCS, 3.800%, 03/15/2025	1,263,833	0.3
2,000,000	(2)	BAT Capital Corp., 3.557%, 08/15/2027	1,863,645	0.5
1,250,000	(2)	Bayer US Finance II LLC, 4.250%, 12/15/2025	1,259,144	0.3
8,000,000		CHS/Community Health Systems, Inc., 6.250%, 03/31/2023	7,360,000	1.8
6,525,938	(1)	CHS/Community Health Systems, Inc., 6.875%, 02/01/2022	3,360,858	0.8
1,730,547	(1),(2)	CHS/Community Health Systems, Inc., 8.125%, 06/30/2024	1,438,517	0.3
4,800,000	(2),(4)	CHS/Community Health Systems, Inc., 11.000% (Step Rate @ 11.000% on 06/22/2019), 06/30/2023	4,338,000	1.0
400,000		CVS Health Corp., 4.100%, 03/25/2025	398,388	0.1
600,000		CVS Health Corp., 4.300%, 03/25/2028	592,776	0.1
300,000		CVS Health Corp., 5.050%, 03/25/2048	304,159	0.1
2,000,000	(2)	Endo Finance LLC / Endo Ltd. / Endo Finco, Inc., 6.000%, 07/15/2023	1,655,000	0.4
2,000,000	(2)	Endo Finance LLC, 5.750%, 01/15/2022	1,800,000	0.4
2,000,000		HCA, Inc., 5.875%, 05/01/2023	2,080,000	0.5
2,200,000		HCA, Inc., 7.500%, 02/15/2022	2,398,000	0.6
1,000,000		Kraft Heinz Foods Co., 4.625%, 01/30/2029	990,830	0.2
1,000,000	(1),(2)	Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/2023	838,500	0.2
4,000,000	(1),(2)	Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.750%, 08/01/2022	3,620,000	0.9
1,400,000		Mylan NV, 3.950%, 06/15/2026	1,340,495	0.3
500,000	(2)	Tenet Healthcare Corp., 5.125%, 05/01/2025	477,187	0.1
3,425,000	(1)	Tenet Healthcare Corp., 6.750%, 06/15/2023	3,420,719	0.8
4,000,000		Tenet Healthcare Corp., 8.125%, 04/01/2022	4,190,000	1.0

See Accompanying Notes to Financial Statements

48

VY® Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
1,100,000		United Rentals North America, Inc., 5.750%, 11/15/2024	1,122,000	0.3
1,000,000	(2)	Valeant Pharmaceuticals International, Inc., 5.500%, 11/01/2025	989,250	0.2
1,700,000	(2)	Valeant Pharmaceuticals International, Inc., 5.875%, 05/15/2023	1,603,313	0.4
1,300,000	(2)	Valeant Pharmaceuticals International, Inc., 6.125%, 04/15/2025	1,202,500	0.3
600,000	(2)	Valeant Pharmaceuticals International, Inc., 6.500%, 03/15/2022	623,250	0.2
900,000	(2)	Valeant Pharmaceuticals International, Inc., 7.000%, 03/15/2024	944,721	0.2
			51,475,085	12.3

		Energy: 6.6%
2,000,000	(2)	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 10.000%, 04/01/2022	2,210,000	0.5
1,000,000		HighPoint Operating Corp., 7.000%, 10/15/2022	1,005,000	0.2
2,000,000		HighPoint Operating Corp., 8.750%, 06/15/2025	2,150,000	0.5
2,000,000		Calumet Specialty Products Partners L.P. / Calumet Finance Corp., 7.625%, 01/15/2022	2,010,000	0.5
1,174,000	(2)	Chesapeake Energy Corp., 8.000%, 12/15/2022	1,236,750	0.3
1,000,000	(1)	Chesapeake Energy Corp., 8.000%, 01/15/2025	1,020,950	0.3
8,800,000	(2)	Chesapeake Energy Corp., 8.000%, 06/15/2027	8,976,000	2.1
1,500,000	(2)	Kinder Morgan, Inc./DE, 5.625%, 11/15/2023	1,597,227	0.4
679,506	(2),(5)	W&T Offshore, Inc., 8.500% (PIK Rate 10.000%, Cash Rate 8.500%), 06/15/2021	654,025	0.2
749,994	(2),(5)	W&T Offshore, Inc., 9.000% (PIK Rate 10.750%, Cash Rate 9.000%), 05/15/2020	751,869	0.2
1,339,000	(1)	Weatherford International Ltd., 4.500%, 04/15/2022	1,235,736	0.3
3,000,000	(1)	Weatherford International Ltd., 7.750%, 06/15/2021	3,097,500	0.7
1,600,000		Weatherford International Ltd., 8.250%, 06/15/2023	1,591,344	0.4
			27,536,401	6.6

		Financial: 5.3%
1,400,000	(6)	Bank of America Corp., 3.419%, 12/20/2028	1,319,390	0.3
2,000,000	(6)	Bank of America Corp., 6.100%, 12/31/2199	2,081,300	0.5
1,200,000		Capital One Financial Corp., 4.200%, 10/29/2025	1,166,846	0.3
1,500,000		Citigroup, Inc., 4.125%, 07/25/2028	1,437,244	0.3
5,700,000	(6)	Citigroup, Inc., 6.300%, 12/31/2199	5,792,112	1.4
1,000,000		Equinix, Inc., 5.375%, 05/15/2027	1,000,000	0.2
1,200,000	(6)	Goldman Sachs Group, Inc./The, 3.272%, 09/29/2025	1,140,967	0.3
1,500,000		Iron Mountain, Inc., 5.750%, 08/15/2024	1,481,250	0.3
2,000,000	(6)	JPMorgan Chase & Co., 5.150%, 12/31/2199	1,991,560	0.5
2,000,000	(6)	JPMorgan Chase & Co., 5.000%, 12/31/2199	2,012,500	0.5
1,500,000	(1),(6)	Morgan Stanley, 5.550%, 12/31/2199	1,547,925	0.4
1,300,000	(6)	Wells Fargo & Co., 5.900%, 12/31/2199	1,305,915	0.3
			22,277,009	5.3

		Industrial: 1.2%
1,500,000	(2)	BWAY Holding Co., 5.500%, 04/15/2024	1,466,250	0.4
1,700,000	(2)	BWAY Holding Co., 7.250%, 04/15/2025	1,661,750	0.4
1,700,000	(2)	XPO Logistics, Inc., 6.500%, 06/15/2022	1,748,875	0.4
			4,876,875	1.2

		Technology: 1.3%
800,000	(2)	Dell International LLC / EMC Corp., 4.420%, 06/15/2021	811,896	0.2
1,400,000	(2)	Dell International LLC / EMC Corp., 5.450%, 06/15/2023	1,465,706	0.3
2,400,000	(2)	First Data Corp., 7.000%, 12/01/2023	2,505,792	0.6
1,000,000	(2)	West Corp., 8.500%, 10/15/2025	917,500	0.2
			5,700,894	1.3

		Utilities: 2.6%
1,000,000	(1)	Calpine Corp., 5.375%, 01/15/2023	955,000	0.2
1,160,000		Calpine Corp., 5.500%, 02/01/2024	1,070,100	0.3
1,500,000	(1)	Calpine Corp., 5.750%, 01/15/2025	1,375,313	0.3
6,000,000		Vistra Energy Corp., 7.375%, 11/01/2022	6,285,000	1.5
1,400,000	(2)	InterGen NV, 7.000%, 06/30/2023	1,382,500	0.3
			11,067,913	2.6

	Total Corporate Bonds/Notes
	(Cost $161,986,289)		161,878,932	38.6

See Accompanying Notes to Financial Statements

49

VY® Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
CONVERTIBLE BONDS/NOTES: 1.4%
			Consumer, Non-cyclical: 0.9%
EUR	3,000,000	(1),(2)	Bayer Capital Corp. BV, 5.625%, 11/22/2019	3,741,744	0.9

			Energy: 0.5%
	2,325,000		Weatherford International Ltd., 5.875%, 07/01/2021	2,293,915	0.5

			Total Convertible Bonds/Notes
			(Cost $5,529,615)	6,035,659	1.4

BANK LOANS: 4.0%
			Communications: 0.9%
	1,485,057	(3)	iHeart Communications, Inc. Term Loan E, 9.802%, (US0003M + 7.500%), 07/30/2019	1,135,140	0.3
	500,000		Internet Brands TL 2L, 9.585%, (US0003M + 7.750%), 09/15/2025	503,750	0.1
	500,000		Securus Technologies Holdings, Inc. - TL 2L, 10.230%, (US0003M + 8.250%), 11/01/2025	503,594	0.1
	140,000		Securus Technologies Holdings, Inc. 2017 1st Lien Term Loan, 6.594%, (US0003M + 4.500%), 11/01/2024	141,196	0.0
	560,000		Securus Technologies Holdings, Inc., 6.577%, (US0003M + 4.500%), 11/01/2024	562,800	0.2
	879,679		West Corp. - TL 1L, 5.980%, (US0003M + 4.000%), 10/10/2024	877,872	0.2
				3,724,352	0.9

			Consumer, Cyclical: 1.9%
	2,500,000		24 Hour Fitness Worldwide, Inc. 2018 Term Loan B, 5.594%, (US0003M + 3.500%), 05/24/2025	2,496,875	0.6
	4,880,911		Belk, Inc. TL B 1L, 7.088%, (US0003M + 4.750%), 12/12/2022	3,804,397	0.9
	1,800,000		Stars Group Holdings B.V. - TL B 1L, 5.831%, (US0003M + 3.500%), 06/09/2025	1,791,000	0.4
				8,092,272	1.9

			Consumer, Non-cyclical: 0.2%
	999,769		Amneal Pharmaceuticals LLC, 5.625%, (US0003M + 3.500%), 05/04/2025	999,769	0.2

			Electronics/Electrical: 0.2%
	797,995		MH Sub I, LLC 2017 1st Lien Term Loan, 5.835%, (US0003M + 3.750%), 09/13/2024	798,827	0.2

			Industrial: 0.2%
	676,940		Cortes NP Acquisition Corp. - TL B 1L, 6.001%, (US0003M + 4.000%), 11/30/2023	670,593	0.2

			Retailers (Except Food & Drug): 0.3%
	1,500,000		PetSmart, Inc., 5.010%, (US0003M + 3.000%), 03/11/2022	1,246,125	0.3

			Technology: 0.1%
	496,250		Almonde, Inc. - Term Loan B 1st Lien, 5.807%, (US0003M + 3.500%), 06/13/2024	488,248	0.1

			Utilities: 0.2%
	988,000		Talen Energy Supply LLC Term Loan B2, 5.980%, (US0003M + 4.000%), 04/13/2024	992,528	0.2

			Total Bank Loans
			(Cost $17,864,788)	17,012,714	4.0

U.S. TREASURY OBLIGATIONS: 6.7%
			U.S. Treasury Notes: 6.7%
	2,500,000		1.000%, 06/30/2019	2,466,846	0.6
	8,000,000		2.250%, 03/31/2020	7,964,375	1.9
	5,000,000		2.500%, 05/31/2020	4,997,949	1.2
	5,000,000		2.500%, 06/30/2020	4,997,363	1.2
	2,500,000		2.750%, 04/30/2023	2,501,953	0.6
	2,500,000		2.750%, 05/31/2023	2,502,539	0.6
	2,500,000		2.875%, 05/31/2025	2,509,424	0.6

			Total U.S. Treasury Obligations
			(Cost $27,927,794)	27,940,449	6.7

Shares			Value	Percentage of Net Assets
COMMON STOCK: 39.1%
		Consumer Discretionary: 2.6%
65,000		Comcast Corp. – Class A	2,132,650	0.5
40,000		Daimler AG	2,562,287	0.6
228,904		Ford Motor Co.	2,533,967	0.6
50,000		Target Corp.	3,806,000	0.9
			11,034,904	2.6

		Consumer Staples: 4.3%
42,000	(1)	Anheuser-Busch InBev NV ADR	4,231,920	1.0
50,000		Coca-Cola Co.	2,193,000	0.5
25,000		Nestle SA	1,937,521	0.5
40,000		PepsiCo, Inc.	4,354,800	1.0
27,000		Philip Morris International, Inc.	2,179,980	0.5
40,000		Procter & Gamble Co.	3,122,400	0.8
			18,019,621	4.3

		Energy: 5.2%
20,000		Anadarko Petroleum Corp.	1,465,000	0.3
60,000		Baker Hughes a GE Co.	1,981,800	0.5
50,000		BP PLC ADR	2,283,000	0.5

See Accompanying Notes to Financial Statements

50

VY® Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
25,000		Chevron Corp.	3,160,750	0.8
34,500		Exxon Mobil Corp.	2,854,185	0.7
25,000		Occidental Petroleum Corp.	2,092,000	0.5
80,000		Royal Dutch Shell PLC - Class A ADR	5,538,400	1.3
30,000		TransCanada Corp.	1,296,000	0.3
9,812	(1),(7)	Weatherford International PLC	32,281	0.0
45,000		Williams Cos., Inc.	1,219,950	0.3
			21,923,366	5.2

		Financials: 5.3%
100,000		Bank of America Corp.	2,819,000	0.7
45,000		JPMorgan Chase & Co.	4,689,000	1.1
72,908		Metlife, Inc.	3,178,789	0.7
50,000		US Bancorp	2,501,000	0.6
165,000		Wells Fargo & Co.	9,147,600	2.2
			22,335,389	5.3

		Health Care: 5.2%
65,000		AstraZeneca PLC	4,495,863	1.1
22,000		Eli Lilly & Co.	1,877,260	0.4
17,000		Johnson & Johnson	2,062,780	0.5
39,000		Medtronic PLC	3,338,790	0.8
60,600		Merck & Co., Inc.	3,678,420	0.9
165,000		Pfizer, Inc.	5,986,200	1.4
7,117		Sanofi ADR	284,751	0.1
			21,724,064	5.2

		Industrials: 2.6%
10,000		3M Co.	1,967,200	0.5
30,323	(7)	CEVA Logistics AG	671,955	0.2
15,000		Cummins, Inc.	1,995,000	0.5
450,000		General Electric Co.	6,124,500	1.4
			10,758,655	2.6

		Information Technology: 1.8%
11,042		Apple, Inc.	2,043,985	0.5
21,000		Applied Materials, Inc.	969,990	0.2
45,600		Microsoft Corp.	4,496,616	1.1
			7,510,591	1.8

		Materials: 3.5%
60,000		BASF SE	5,728,120	1.4
70,000		DowDuPont, Inc.	4,614,400	1.1
80,000	(1)	Rio Tinto PLC ADR	4,438,400	1.0
			14,780,920	3.5

		Real Estate: 0.6%
130,000		Host Hotels & Resorts, Inc.	2,739,100	0.6

		Telecommunication Services: 1.8%
40,000		BCE, Inc.	1,619,899	0.4
115,000		Verizon Communications, Inc.	5,785,650	1.4
			7,405,549	1.8

		Utilities: 6.2%
108,048		Dominion Energy, Inc.	7,366,713	1.8
42,965		Duke Energy Corp.	3,397,672	0.8
52,000		Sempra Energy	6,037,720	1.4
165,000		Southern Co.	7,641,150	1.8
32,500		Xcel Energy, Inc.	1,484,600	0.4
			25,927,855	6.2

	Total Common Stock
	(Cost $140,739,877)		164,160,014	39.1

PREFERRED STOCK: 1.1%
		Financials: 0.5%
50	(7),(8)	Fannie Mae	943,750	0.2
800	(7)	Wells Fargo & Co.	1,007,568	0.3
			1,951,318	0.5

		Utilities: 0.6%
35,000	(7)	NextEra Energy, Inc.	2,601,375	0.6

	Total Preferred Stock
	(Cost $6,248,457)		4,552,693	1.1

EQUITY-LINKED SECURITIES: 6.7%
		Consumer Discretionary: 1.6%
105,000	(9)	Merrill Lynch International into General Motors Co., 8.000%	4,212,159	1.0
30,000		Wells Fargo Bank, N.A. into Target Corp., 8.000%	2,297,607	0.6
			6,509,766	1.6

		Consumer, Cyclical: 0.5%
175,000		Wells Fargo Bank, N.A. into Ford Motor Co., 8.500%	2,000,250	0.5

		Energy: 0.7%
65,000	(2)	UBS AG into Halliburton Co., 7.000%	3,005,119	0.7

		Industrials: 1.1%
33,000	(9)	Deutsche Bank AG into Union Pacific Corp., 6.500%	4,655,310	1.1

		Technology: 2.8%
36,000	(2)	Citigroup Global Markets Holding, Inc. into Texas Instruments, Inc., 7.000%	4,026,132	0.9
22,000	(2)	Royal Bank of Canada into Apple, Inc., 6.500%	4,078,382	1.0
75,000		Wells Fargo Bank, N.A. into Intel Corp., 8.000%	3,833,138	0.9
			11,937,652	2.8

	Total Equity-Linked Securities
	(Cost $29,522,750)		28,108,097	6.7

	Total Long-Term Investments
	(Cost $389,819,570)		409,688,558	97.6

51

VY® Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 12.7%
		U.S. Government Agency Obligations: 2.0%
8,370,000	(9)	Federal Home Loan Bank Discount Notes, 0.000%, 07/02/2018
		(Cost $8,369,621)	8,370,000	2.0

		Securities Lending Collateral(10): 9.9%
9,891,573		Bank of Nova Scotia, Repurchase Agreement dated 06/29/18, 2.12%, due 07/02/18 (Repurchase Amount $9,893,297, collateralized by various U.S. Government Agency Obligations, 2.500%-6.430%, Market Value plus accrued interest $10,091,187, due 02/01/21-06/01/48)	9,891,573	2.3
11,971,734		Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $11,973,977, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $12,211,171, due 11/15/42-08/15/44)	11,971,734	2.8
9,891,573		National Bank Financial, Repurchase Agreement dated 06/29/18, 2.01%, due 07/02/18 (Repurchase Amount $9,893,207, collateralized by various U.S. Government Securities, 0.000%-6.000%, Market Value plus accrued interest $10,089,406, due 09/06/18-09/09/49)	9,891,573	2.4
9,891,573		State of Wisconsin Investment Board, Repurchase Agreement dated 06/29/18, 2.30%, due 07/02/18 (Repurchase Amount $9,893,443, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $10,089,478, due 07/15/19-02/15/48)	9,891,573	2.4
			41,646,453	9.9

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.8%
3,335,225	(11)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.800%
		(Cost $3,335,225)	3,335,225	0.8

	Total Short-Term Investments
	(Cost $53,351,299)		53,351,678	12.7

	Total Investments in Securities (Cost $443,170,869)		$463,040,236	110.3
	Liabilities in Excess of Other Assets		(43,428,407)	(10.3)
	Net Assets		$419,611,829	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Defaulted security
(4)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of June 30, 2018.
(5)	All or a portion of this security is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(6)	Variable rate security. Rate shown is the rate in effect as of June 30, 2018.
(7)	Non-income producing security.
(8)	Preferred Stock may be called prior to convertible date.
(9)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2018.
(10)	Represents securities purchased with cash collateral received for securities on loan.
(11)	Rate shown is the 7-day yield as of June 30, 2018.

EUR	EU Euro

Reference Rate Abbreviations:
US0003M	3-month LIBOR

See Accompanying Notes to Financial Statements

52

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.0%
		Consumer Discretionary: 11.5%
30,100		Abercrombie & Fitch Co.	736,848	0.1
169,658		Acushnet Holdings Corp.	4,149,835	0.5
72,800	(1)	American Axle & Manufacturing Holdings, Inc.	1,132,768	0.1
3,300	(1)	Asbury Automotive Group, Inc.	226,215	0.0
76,500	(1)	Beazer Homes USA, Inc.	1,128,375	0.1
116,200		Bloomin Brands, Inc.	2,335,620	0.3
88,317		Brunswick Corp.	5,694,680	0.7
39,300		Caleres, Inc.	1,351,527	0.2
2,600		Capella Education Co.	256,620	0.0
34,809		Carter's, Inc.	3,772,948	0.5
41,350		Chico's FAS, Inc.	336,589	0.0
12,800		Childrens Place, Inc./The	1,546,240	0.2
145,073		Cinemark Holdings, Inc.	5,089,161	0.6
13,800	(1)	Conn's, Inc.	455,400	0.1
24,475	(1)	Cooper-Standard Holdings, Inc.	3,198,148	0.4
24,000		Dana, Inc.	484,560	0.1
12,300	(1)	Deckers Outdoor Corp.	1,388,547	0.2
10,300	(2)	Dine Brands Global, Inc.	770,440	0.1
15,103		Emerald Expositions Events, Inc.	311,122	0.0
217,919	(2)	EW Scripps Co.	2,917,935	0.4
26,500	(1)	Express, Inc.	242,475	0.0
74,000	(1),(2)	Fossil Group, Inc.	1,988,380	0.3
38,200	(1),(2)	Funko, Inc.	479,410	0.1
155,500		Gannett Co., Inc.	1,663,850	0.2
11,100	(1)	Grand Canyon Education, Inc.	1,238,871	0.2
54,300	(1)	Gray Television, Inc.	857,940	0.1
9,800		Group 1 Automotive, Inc.	617,400	0.1
115,000	(1),(2)	Groupon, Inc.	494,500	0.1
3,000		Hamilton Beach Brands Holding Co.	87,150	0.0
20,000	(1)	Helen of Troy Ltd.	1,969,000	0.3
–	(1)	Hilton Grand Vacations, Inc.	–	–
12,800		Hooker Furniture Corp.	600,320	0.1
56,600	(1)	Hudson Ltd.	989,934	0.1
30,400	(1)	K12, Inc.	497,648	0.1
46,900		KB Home	1,277,556	0.2
40,804		LCI Industries	3,678,481	0.5
36,800	(1)	Liberty Expedia Holdings, Inc.	1,616,992	0.2
108,100	(1)	Liberty TripAdvisor Holdings, Inc.	1,740,410	0.2
22,600		Lifetime Brands, Inc.	285,890	0.0
22,895	(1)	Malibu Boats, Inc.	960,216	0.1
62,500	(1)	MDC Partners, Inc.	287,500	0.0
7,800	(1)	Modine Manufacturing Co.	142,350	0.0
35,650	(1)	Monarch Casino & Resort, Inc.	1,570,382	0.2
3,900	(2)	Nexstar Media Group, Inc.	286,260	0.0
594,550		Office Depot, Inc.	1,516,103	0.2
65,793	(2)	Papa John's International, Inc.	3,337,021	0.4
34,900	(1)	Party City Holdco, Inc.	532,225	0.1
13,200	(1)	Perry Ellis International, Inc.	358,644	0.0
48,800	(1)	Pinnacle Entertainment, Inc.	1,646,024	0.2
60,890		Pool Corp.	9,224,835	1.2
3,300	(1),(2)	RH	461,010	0.1
29,100		Ruth's Hospitality Group, Inc.	816,255	0.1
52,547	(1)	ServiceMaster Global Holdings, Inc.	3,124,970	0.4
6,000	(1)	Shutterfly, Inc.	540,180	0.1
33,800		Sinclair Broadcast Group, Inc.	1,086,670	0.1
2,700	(1)	Stoneridge, Inc.	94,878	0.0
124,100		Tailored Brands, Inc.	3,167,032	0.4
122,000	(1)	Taylor Morrison Home Corp.	2,535,160	0.3
7,300		Tower International, Inc.	232,140	0.0
8,500	(1)	Weight Watchers International, Inc.	859,350	0.1
61,637	(1),(2)	Zoes Kitchen, Inc.	601,577	0.1
			90,990,567	11.5

		Consumer Staples: 2.7%
102,900	(1)	BJ's Wholesale Club Holdings, Inc.	2,433,585	0.3
34,900	(1)	Central Garden & Pet Co. - A	1,412,403	0.2
49,600		Dean Foods Co.	521,296	0.1
251,296	(1)	Performance Food Group Co.	9,222,563	1.2
39,800	(1)	Pilgrim's Pride Corp.	801,174	0.1
5,543		Pinnacle Foods, Inc.	360,628	0.0
4,700		Sanderson Farms, Inc.	494,205	0.1
44,720		SpartanNash Co.	1,141,254	0.1
38,694	(2)	Spectrum Brands Holdings, Inc.	3,158,204	0.4
3,500	(1)	TreeHouse Foods, Inc.	183,785	0.0
15,600		Turning Point Brands, Inc.	497,640	0.1
15,500	(1)	US Foods Holding Corp.	586,210	0.1
2,100	(1)	USANA Health Sciences, Inc.	242,130	0.0
			21,055,077	2.7

		Energy: 4.6%
297,100	(1)	Abraxas Petroleum Corp.	858,619	0.1
10,500		Arch Coal, Inc.	823,515	0.1
8,400	(1)	C&J Energy Services, Inc.	198,240	0.0
45,557	(2)	Core Laboratories NV	5,749,749	0.7
86,800		Delek US Holdings, Inc.	4,354,756	0.6
406,200	(1),(2)	Denbury Resources, Inc.	1,953,822	0.2
50,200	(1)	EP Energy Corp.	150,600	0.0
36,700	(1)	Exterran Corp.	918,968	0.1
27,700	(1)	FTS International, Inc.	394,448	0.1
3,700	(1),(2)	Mammoth Energy Services, Inc.	125,652	0.0
36,700	(1)	Matrix Service Co.	673,445	0.1
38,200	(1)	McDermott International, Inc.	750,630	0.1
2,500		Nacco Industries, Inc.	84,375	0.0
40,200	(1)	Oil States International, Inc.	1,290,420	0.2

See Accompanying Notes to Financial Statements

53

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
264,183		Patterson-UTI Energy, Inc.	4,755,294	0.6
64,100		Peabody Energy Corp.	2,915,268	0.4
9,500	(1)	PHI, Inc.	96,615	0.0
72,000	(1)	Renewable Energy Group, Inc.	1,285,200	0.2
800	(1)	REX American Resources Corp.	64,776	0.0
48,900	(1)	RigNet, Inc.	503,670	0.1
491,170	(1)	SRC Energy, Inc.	5,412,693	0.7
383,800	(1)	W&T Offshore, Inc.	2,744,170	0.3
			36,104,925	4.6

		Financials: 16.0%
58,300		American Equity Investment Life Holding Co.	2,098,800	0.3
140,203		Associated Banc-Corp.	3,827,542	0.5
68,300	(1)	Bancorp, Inc.	714,418	0.1
83,300		Bank of NT Butterfield & Son Ltd.	3,808,476	0.5
6,000		BankFinancial Corp.	105,900	0.0
100,605		BankUnited, Inc.	4,109,714	0.5
118,950		BGC Partners, Inc.	1,346,514	0.2
61,300		BrightSphere Investment Group PLC	874,138	0.1
16,900		OceanFirst Financial Corp.	506,324	0.1
80,213		Cadence BanCorp	2,315,749	0.3
6,900	(1)	Cannae Holdings, Inc.	127,995	0.0
13,000		Capstead Mortgage Corp.	116,350	0.0
11,500		Cathay General Bancorp.	465,635	0.1
4,200		Central Valley Community Bancorp	88,872	0.0
75,600		CNO Financial Group, Inc.	1,439,424	0.2
47,018		Commerce Bancshares, Inc.	3,042,535	0.4
2,347		Community Trust Bancorp, Inc.	117,233	0.0
5,580	(1)	Customers Bancorp, Inc.	158,360	0.0
49,422		East West Bancorp, Inc.	3,222,314	0.4
51,247		Eaton Vance Corp.	2,674,581	0.3
16,800	(1)	Enova International, Inc.	614,040	0.1
2,600		Enterprise Financial Services Corp.	140,270	0.0
15,318		Factset Research Systems, Inc.	3,034,496	0.4
20,203		Fidelity Southern Corp.	513,358	0.1
25,900		Financial Institutions, Inc.	852,110	0.1
16,200		First American Financial Corp.	837,864	0.1
232,200	(1)	First BanCorp. Puerto Rico	1,776,330	0.2
6,800		First Business Financial Services, Inc.	176,800	0.0
8,200		First Community Bancshares, Inc.	261,252	0.0
102,524		First Financial Bancorp.	3,142,361	0.4
120,796		First Hawaiian, Inc.	3,505,500	0.4
233,887		First Horizon National Corp.	4,172,544	0.5
38,000		First Interstate Bancsystem, Inc.	1,603,600	0.2
51,200		First Merchants Corp.	2,375,680	0.3
41,600		FirstCash, Inc.	3,737,760	0.5
72,800		Fulton Financial Corp.	1,201,200	0.2
8,959		Glacier Bancorp., Inc.	346,534	0.1
81,651		Great Western Bancorp, Inc.	3,428,525	0.4
42,800	(1)	Green Dot Corp.	3,141,092	0.4
54,400		Hancock Holding Co.	2,537,760	0.3
48,050		Hanmi Financial Corp.	1,362,218	0.2
8,600		HCI Group, Inc.	357,502	0.1
19,300		Hilltop Holdings, Inc.	425,951	0.1
13,300	(1)	HomeStreet, Inc.	358,435	0.1
86,081		Hope Bancorp, Inc.	1,534,824	0.2
11,600		Houlihan Lokey, Inc.	594,152	0.1
1,800	(1)	Howard Bancorp, Inc.	32,400	0.0
58,288		Iberiabank Corp.	4,418,230	0.6
2,400	(1)	Intl. FCStone, Inc.	124,104	0.0
7,300		Invesco Mortgage Capital, Inc.	116,070	0.0
32,300		Investment Technology Group, Inc.	675,716	0.1
50,580		Kinsale Capital Group, Inc.	2,774,819	0.4
54,354		Lazard Ltd.	2,658,454	0.3
4,000		Marlin Business Services Corp.	119,400	0.0
10,600		Meta Financial Group, Inc.	1,032,440	0.1
57,600	(1)	MGIC Investment Corp.	617,472	0.1
42,349		Moelis & Co.	2,483,769	0.3
23,517		Morningstar, Inc.	3,016,055	0.4
6,700		National General Holdings Corp.	176,411	0.0
4,313		NBT Bancorp., Inc.	164,541	0.0
5,600		Northeast Bancorp	122,080	0.0
7,000	(1)	Pacific Mercantile Bancorp	68,250	0.0
34,825		PacWest Bancorp	1,721,052	0.2
12,500	(1)	PennyMac Financial Services, Inc.	245,625	0.0
5,100		Piper Jaffray Cos.	391,935	0.1
77,900		Popular, Inc.	3,521,859	0.5
14,900		Preferred Bank/Los Angeles CA	915,754	0.1
3,512		Premier Financial Bancorp, Inc.	65,569	0.0
70,749		ProAssurance Corp.	2,508,052	0.3
9,500		Pzena Investment Management, Inc.	87,495	0.0
12,300		Radian Group, Inc.	199,506	0.0
86,400		Redwood Trust, Inc.	1,423,008	0.2
27,775		RLI Corp.	1,838,427	0.2
5,300		Selective Insurance Group	291,500	0.0
8,800		Shore Bancshares, Inc.	167,376	0.0
4,000		Sierra Bancorp.	112,960	0.0
22,800		Stewart Information Services Corp.	981,996	0.1
2,700		Stifel Financial Corp.	141,075	0.0
2,100	(1)	SVB Financial Group	606,396	0.1
134,800		TCF Financial Corp.	3,318,776	0.4
2,815		TowneBank/Portsmouth VA	90,362	0.0
6,100		Trico Bancshares	228,445	0.0
10,100	(1)	Tristate Capital Holdings, Inc.	263,610	0.0
8,500	(1)	Triumph Bancorp, Inc.	346,375	0.0

See Accompanying Notes to Financial Statements

54

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
25,300		United Community Banks, Inc./GA	775,951	0.1
5,900		United Fire Group, Inc.	321,609	0.0
46,300		Universal Insurance Holdings, Inc.	1,625,130	0.2
12,600		Walker & Dunlop, Inc.	701,190	0.1
62,842	(1)	Western Alliance Bancorp.	3,557,486	0.5
82,621		Wintrust Financial Corp.	7,192,158	0.9
29,400		Zions Bancorp.	1,549,086	0.2
			126,983,006	16.0

		Health Care: 14.6%
34,900	(1)	Aclaris Therapeutics, Inc.	696,953	0.1
13,400	(1)	Acorda Therapeutics, Inc.	384,580	0.0
31,900	(1)	Addus HomeCare Corp.	1,826,275	0.2
87,100	(1),(2)	Aduro Biotech, Inc.	609,700	0.1
48,500	(1)	Akebia Therapeutics, Inc.	484,030	0.1
36,700	(1)	Allena Pharmaceuticals, Inc.	478,201	0.1
70,500	(1),(2)	AMAG Pharmaceuticals, Inc.	1,374,750	0.2
18,900	(1)	American Renal Associates Holdings, Inc.	298,053	0.0
82,100	(1)	Amicus Therapeutics, Inc.	1,282,402	0.2
11,400	(1)	Amphastar Pharmaceuticals, Inc.	173,964	0.0
8,900	(1)	AnaptysBio, Inc.	632,256	0.1
1,300	(1),(2)	Aptinyx, Inc.	31,421	0.0
14,900	(1)	Assembly Biosciences, Inc.	584,229	0.1
20,900	(1)	Audentes Therapeutics, Inc.	798,589	0.1
134,800	(1)	Bellicum Pharmaceuticals, Inc.	994,824	0.1
9,200	(1)	Bluebird Bio, Inc.	1,443,940	0.2
11,900	(1)	Blueprint Medicines Corp.	755,412	0.1
24,000	(1)	Cara Therapeutics, Inc.	459,600	0.1
144,877	(1)	Catalent, Inc.	6,068,898	0.8
172,100	(1)	Catalyst Pharmaceuticals, Inc.	536,952	0.1
69,900	(1)	Coherus Biosciences, Inc.	978,600	0.1
27,100	(1)	Concert Pharmaceuticals, Inc.	456,093	0.1
80,864	(1)	Cotiviti Holdings, Inc.	3,568,528	0.4
101,000	(1)	Cross Country Healthcare, Inc.	1,136,250	0.1
46,700	(1)	Diplomat Pharmacy, Inc.	1,193,652	0.1
47,555	(1),(2)	Dynavax Technologies Corp.	725,214	0.1
135,835		Encompass Health Corp.	9,198,746	1.2
65,300	(1)	Endo International PLC	615,779	0.1
3,223	(1)	Envision Healthcare Corp.	141,844	0.0
12,500	(1),(2)	Esperion Therapeutics, Inc.	489,875	0.1
17,600	(1)	FibroGen, Inc.	1,101,760	0.1
19,900	(1)	Forty Seven, Inc.	318,400	0.0
7,900	(1)	Globus Medical, Inc.	398,634	0.0
54,000	(1)	Haemonetics Corp.	4,842,720	0.6
41,239	(1)	HealthEquity, Inc.	3,097,049	0.4
39,100	(1)	Heron Therapeutics, Inc.	1,519,035	0.2
31,800	(1),(2)	Homology Medicines, Inc.	648,720	0.1
119,900	(1)	Horizon Pharma PLC	1,985,544	0.2
17,714	(1)	ICU Medical, Inc.	5,201,716	0.7
8,600	(1)	Inogen, Inc.	1,602,438	0.2
60,200	(1)	Integer Holdings Corp.	3,891,930	0.5
33,400	(1),(2)	Jounce Therapeutics, Inc.	255,844	0.0
91,300	(1)	Lantheus Holdings, Inc.	1,328,415	0.2
9,900	(1)	Loxo Oncology, Inc.	1,717,452	0.2
3,700	(1),(2)	Madrigal Pharmaceuticals, Inc.	1,034,853	0.1
20,999	(1)	Magellan Health, Inc.	2,014,854	0.3
4,400	(1)	Masimo Corp.	429,660	0.0
4,100	(1)	Medicines Co.	150,470	0.0
47,215	(1)	Medidata Solutions, Inc.	3,803,640	0.5
28,000	(1),(2)	Mersana Therapeutics, Inc.	500,080	0.1
69,760	(1)	Molina Healthcare, Inc.	6,832,294	0.9
35,150		Owens & Minor, Inc.	587,357	0.1
14,600		Phibro Animal Health Corp.	672,330	0.1
75,865	(1)	Premier, Inc.	2,759,969	0.3
77,544	(1)	Prestige Brands Holdings, Inc.	2,976,139	0.4
44,200	(1)	Ra Pharmaceuticals, Inc.	439,790	0.1
4,000	(1),(2)	Radius Health, Inc.	117,880	0.0
43,300	(1)	RadNet, Inc.	649,500	0.1
15,600	(1),(2)	resTORbio, Inc.	142,740	0.0
8,200	(1)	Revance Therapeutics, Inc.	225,090	0.0
28,600	(1)	Rhythm Pharmaceuticals, Inc.	894,036	0.1
125,200	(1)	Rigel Pharmaceuticals, Inc.	354,316	0.0
7,900	(1)	Sage Therapeutics, Inc.	1,236,587	0.2
15,900	(1),(2)	Sarepta Therapeutics, Inc.	2,101,662	0.3
57,700	(1),(2)	Selecta Biosciences, Inc.	764,525	0.1
7,800	(1),(2)	Spark Therapeutics, Inc.	645,528	0.1
15,100	(1)	Surgery Partners, Inc.	224,990	0.0
74,000	(1),(2)	Synergy Pharmaceuticals, Inc.	128,760	0.0
75,100	(1)	Syros Pharmaceuticals, Inc.	766,771	0.1
94,100	(1)	Tenet Healthcare Corp.	3,158,937	0.4
4,900	(1),(2)	Tesaro, Inc.	217,903	0.0
139,600	(1),(2)	TherapeuticsMD, Inc.	871,104	0.1
30,690	(1),(2)	Tivity Health, Inc.	1,080,288	0.1
17,500	(1),(2)	WaVe Life Sciences Ltd.	669,375	0.1
21,951	(1)	WellCare Health Plans, Inc.	5,405,214	0.7
65,909		West Pharmaceutical Services, Inc.	6,544,105	0.8
15,700	(1)	Xencor, Inc.	581,057	0.1
			115,311,071	14.6

		Industrials: 17.9%
23,300		AAR Corp.	1,083,217	0.1
19,900		ABM Industries, Inc.	580,682	0.1
207,200		ACCO Brands Corp.	2,869,720	0.4
100,675	(1)	Advanced Disposal Services, Inc.	2,494,726	0.3
55,560		Allison Transmission Holdings, Inc.	2,249,624	0.3

See Accompanying Notes to Financial Statements

55

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
62,288		Altra Industrial Motion Corp.	2,684,613	0.3
60,979		Applied Industrial Technologies, Inc.	4,277,677	0.5
75,200		ArcBest Corp.	3,436,640	0.4
29,800	(1)	Atkore International Group, Inc.	618,946	0.1
6,425	(1)	Atlas Air Worldwide Holdings, Inc.	460,672	0.1
29,000	(1)	Avis Budget Group, Inc.	942,500	0.1
8,100		Barnes Group, Inc.	477,090	0.1
36,200		Barrett Business Services, Inc.	3,495,834	0.4
138,077		Brady Corp.	5,322,868	0.7
166,500	(1)	BrightView Holdings, Inc.	3,654,675	0.5
27,600		Columbus McKinnon Corp.	1,196,736	0.2
2,400		Comfort Systems USA, Inc.	109,920	0.0
90,100		Costamare, Inc.	718,998	0.1
6,300	(1)	Covenant Transportation Group, Inc.	198,450	0.0
6,900		CRA International, Inc.	351,141	0.0
65,622		Douglas Dynamics, Inc.	3,149,856	0.4
33,500		EMCOR Group, Inc.	2,552,030	0.3
8,400		EnerSys	626,976	0.1
18,500	(1)	Engility Holdings, Inc.	566,840	0.1
37,600		Essendant, Inc.	497,072	0.1
105,610	(1)	Evoqua Water Technologies Corp.	2,165,005	0.3
22,700		Federal Signal Corp.	528,683	0.1
108,167	(1)	Gates Industrial Corp. PLC	1,759,877	0.2
61,225	(1)	Generac Holdings, Inc.	3,167,169	0.4
73,500		Global Brass & Copper Holdings, Inc.	2,304,225	0.3
16,900	(1)	GMS, Inc.	457,821	0.1
7,600		Greenbrier Cos., Inc.	400,900	0.1
14,200		Hawaiian Holdings, Inc.	510,490	0.1
233,800	(1)	HC2 Holdings, Inc.	1,367,730	0.2
16,288		Heico Corp. - Class A	992,754	0.1
17,100		Heidrick & Struggles International, Inc.	598,500	0.1
78,993		Herman Miller, Inc.	2,677,863	0.3
2,600		Hurco Cos, Inc.	116,350	0.0
5,600		Hyster-Yale Materials Handling, Inc.	359,800	0.0
12,600		ICF International, Inc.	895,230	0.1
50,400		Insperity, Inc.	4,800,600	0.6
83,578	(1)	JELD-WEN Holding, Inc.	2,389,495	0.3
10,700		Kadant, Inc.	1,028,805	0.1
85,583		KAR Auction Services, Inc.	4,689,948	0.6
158,800		KBR, Inc.	2,845,696	0.4
2,600		Kelly Services, Inc.	58,370	0.0
4,000		Kforce, Inc.	137,200	0.0
17,300		Kimball International, Inc.	279,568	0.0
83,246		Knight-Swift Transportation Holdings, Inc.	3,180,830	0.4
7,300		Knoll, Inc.	151,913	0.0
8,300		Korn/Ferry International	514,019	0.1
30,713		Landstar System, Inc.	3,353,860	0.4
35,216		Lincoln Electric Holdings, Inc.	3,090,556	0.4
74,700		LSC Communications, Inc.	1,169,802	0.1
46,000	(1)	Mastec, Inc.	2,334,500	0.3
135,400	(1)	Meritor, Inc.	2,785,178	0.4
51,100	(1)	Milacron Holdings Corp.	967,323	0.1
4,600		Moog, Inc.	358,616	0.0
96,900	(1)	MRC Global, Inc.	2,099,823	0.3
7,470		MSA Safety, Inc.	719,660	0.1
5,400		Park-Ohio Holdings Corp.	201,420	0.0
17,337	(1)	Proto Labs, Inc.	2,062,236	0.3
168,700		Quad/Graphics, Inc.	3,514,021	0.4
40,847	(1)	RBC Bearings, Inc.	5,261,502	0.7
4,900		Regal Beloit Corp.	400,820	0.1
14,200		Schneider National, Inc.	390,642	0.1
43,800		Skywest, Inc.	2,273,220	0.3
6,600	(1)	SPX FLOW, Inc.	288,882	0.0
1,800		Standex International Corp.	183,960	0.0
42,900		Steelcase, Inc.	579,150	0.1
24,500	(1)	Sterling Construction Co., Inc.	319,235	0.0
18,900	(1)	Titan Machinery, Inc.	293,895	0.0
140,766		Toro Co.	8,481,152	1.1
13,800	(1)	Trimas Corp.	405,720	0.1
23,400	(1)	TriNet Group, Inc.	1,308,996	0.2
69,600	(1)	TrueBlue, Inc.	1,875,720	0.2
18,600	(1)	Tutor Perini Corp.	343,170	0.0
52,900		Universal Forest Products, Inc.	1,937,198	0.2
3,700		Universal Logistics Holdings, Inc.	97,125	0.0
43,661		US Ecology, Inc.	2,781,206	0.4
87,043	(1)	USG Corp.	3,753,294	0.5
55,800	(1)	Vectrus, Inc.	1,719,756	0.2
4,200	(1)	Veritiv Corp.	167,370	0.0
2,200		VSE Corp.	105,116	0.0
119,100		Wabash National Corp.	2,222,406	0.3
4,600		Watts Water Technologies, Inc.	360,640	0.0
4,700	(1)	YRC Worldwide, Inc.	47,235	0.0
			141,250,749	17.9

		Information Technology: 14.2%
18,600	(1)	Advanced Energy Industries, Inc.	1,080,474	0.1
40,100	(1)	Alpha & Omega Co.	571,024	0.1
25,500	(1)	Apptio, Inc.	923,100	0.1
45,836	(1)	Aspen Technology, Inc.	4,250,831	0.5
64,843		Benchmark Electronics, Inc.	1,890,173	0.2
37,517		Blackbaud, Inc.	3,843,617	0.5
78,000	(1)	Blucora, Inc.	2,886,000	0.4
56,333		Cabot Microelectronics Corp.	6,059,177	0.8
8,200	(1)	CACI International, Inc.	1,382,110	0.2
5,500	(1)	Carbon Black, Inc.	143,000	0.0
56,100	(1)	Ciena Corp.	1,487,211	0.2
239,235	(1),(2)	Cision Ltd.	3,576,563	0.5
42,800		Cohu, Inc.	1,049,028	0.1
9,300	(1)	Commvault Systems, Inc.	612,405	0.1
56,880	(1)	CoreLogic, Inc.	2,952,072	0.4
90,531		Cypress Semiconductor Corp.	1,410,473	0.2
8,800	(1),(2)	DocuSign, Inc.	465,960	0.1
32,700	(1)	Domo, Inc.	686,700	0.1
13,000	(1)	Etsy, Inc.	548,470	0.1

See Accompanying Notes to Financial Statements

56

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
30,700	(1),(2)	Fitbit, Inc.	200,471	0.0
18,900	(1)	Five9, Inc.	653,373	0.1
43,603	(1),(2)	GrubHub, Inc.	4,574,391	0.6
45,875	(1)	Guidewire Software, Inc.	4,072,782	0.5
29,900	(1),(2)	Ichor Holdings Ltd.	634,478	0.1
24,700	(1)	Imperva, Inc.	1,191,775	0.1
55,800	(1)	Insight Enterprises, Inc.	2,730,294	0.3
73,750	(1)	Instructure, Inc.	3,138,062	0.4
97,800	(1)	Kemet Corp.	2,361,870	0.3
38,975	(1)	Kimball Electronics, Inc.	713,243	0.1
142,100	(1)	Limelight Networks, Inc.	635,187	0.1
3,500		Littelfuse, Inc.	798,630	0.1
68,133	(1)	Manhattan Associates, Inc.	3,202,932	0.4
31,900		Methode Electronics, Inc.	1,285,570	0.2
19,266	(1)	MicroStrategy, Inc.	2,461,232	0.3
17,900	(1)	New Relic, Inc.	1,800,561	0.2
15,200	(1)	Nutanix, Inc.	783,864	0.1
5,600		Pegasystems, Inc.	306,880	0.0
24,900	(1)	Pivotal Software, Inc.	604,323	0.1
20,100		Plantronics, Inc.	1,532,625	0.2
3,800	(1)	Plexus Corp.	226,252	0.0
69,200	(1)	Pluralsight, Inc.	1,691,940	0.2
86,910	(1)	Q2 Holdings, Inc.	4,958,216	0.6
3,700		QAD, Inc.	185,555	0.0
11,900	(1)	Qualys, Inc.	1,003,170	0.1
35,000	(1)	QuinStreet, Inc.	444,500	0.1
37,300	(1)	RingCentral, Inc.	2,624,055	0.3
9,800	(1)	Rudolph Technologies, Inc.	290,080	0.0
103,830	(1)	SailPoint Technologies Holding, Inc.	2,547,988	0.3
83,200	(1)	Sanmina Corp.	2,437,760	0.3
3,200	(1)	SendGrid, Inc.	84,864	0.0
58,500	(1)	ServiceSource International, Inc.	230,490	0.0
24,800	(1)	Sigma Designs, Inc.	151,280	0.0
75,200	(1),(2)	SMART Global Holdings, Inc.	2,396,624	0.3
40,600	(1),(2)	Smartsheet, Inc.	1,054,382	0.1
20,000	(1)	SYKES Enterprises, Inc.	575,600	0.1
78,800	(1)	Synchronoss Technologies, Inc.	486,196	0.1
40,974	(1)	Tableau Software, Inc.	4,005,209	0.5
48,500	(1)	Tech Data Corp.	3,982,820	0.5
67,600		TiVo Corp.	909,220	0.1
203,600		Travelport Worldwide Ltd.	3,774,744	0.5
18,450	(1)	Tyler Technologies, Inc.	4,097,745	0.5
78,300	(1)	Ultra Clean Holdings, Inc.	1,299,780	0.2
113,720	(1),(2)	Unisys Corp.	1,466,988	0.2
18,100	(1)	Virtusa Corp.	881,108	0.1
13,400	(1)	Vishay Precision Group, Inc.	511,210	0.1
12,500	(1)	Web.com Group, Inc.	323,125	0.0
14,600	(1),(2)	Zscaler, Inc.	521,950	0.1
			112,663,782	14.2

		Materials: 5.3%
94,400	(1),(2)	AK Steel Holding Corp.	409,696	0.1
90,052		Aptargroup, Inc.	8,409,056	1.1
17,416	(1)	Berry Plastics Group, Inc.	800,091	0.1
19,000		Boise Cascade Co.	849,300	0.1
13,300		Chemours Co.	589,988	0.1
75,900	(1)	Cleveland-Cliffs, Inc.	639,837	0.1
26,800		Commercial Metals Co.	565,748	0.1
49,156	(1)	Crown Holdings, Inc.	2,200,223	0.3
25,800		FutureFuel Corp.	361,458	0.0
122,332	(1)	GCP Applied Technologies, Inc.	3,541,511	0.4
31,700		Graphic Packaging Holding Co.	459,967	0.1
41,500		Louisiana-Pacific Corp.	1,129,630	0.1
20,500	(1)	Omnova Solutions, Inc.	213,200	0.0
198,600	(1)	PQ Group Holdings, Inc.	3,574,800	0.5
23,638		Quaker Chemical Corp.	3,660,817	0.5
29,300	(1),(2)	Ramaco Resources, Inc.	203,928	0.0
23,900		Rayonier Advanced Materials, Inc.	408,451	0.1
19,800	(1)	Ryerson Holding Corp.	220,770	0.0
44,300		Schweitzer-Mauduit International, Inc.	1,936,796	0.2
60,900		Trinseo SA	4,320,855	0.5
180,732		Valvoline, Inc.	3,898,389	0.5
94,500	(1)	Verso Corp.	2,056,320	0.3
41,900		Warrior Met Coal, Inc.	1,155,183	0.1
6,050		Worthington Industries, Inc.	253,919	0.0
			41,859,933	5.3

		Real Estate: 6.6%
11,800		American Assets Trust, Inc.	451,822	0.1
113,900		Armada Hoffler Properties, Inc.	1,697,110	0.2
212,000		Ashford Hospitality Trust, Inc.	1,717,200	0.2
37,800		Braemar Hotels & Resorts, Inc.	431,676	0.1
13,000		Chatham Lodging Trust	275,860	0.0
15,000		Chesapeake Lodging Trust	474,600	0.1
20,400		CoreCivic, Inc.	487,356	0.1
1,400	(2)	CorEnergy Infrastructure Trust, Inc.	52,640	0.0
8,300		Coresite Realty Corp.	919,806	0.1
40,621		Cousins Properties, Inc.	393,617	0.0
73,090		CubeSmart	2,354,960	0.3
3,600		CyrusOne, Inc.	210,096	0.0
12,256		DCT Industrial Trust, Inc.	817,843	0.1
50,000		DiamondRock Hospitality Co.	614,000	0.1
49,916		EastGroup Properties, Inc.	4,769,973	0.6
1,800		Education Realty Trust, Inc.	74,700	0.0
61,875		First Industrial Realty Trust, Inc.	2,062,912	0.3
4,600		Franklin Street Properties Corp.	39,376	0.0
113,050		Geo Group, Inc./The	3,113,397	0.4
37,000		Getty Realty Corp.	1,042,290	0.1
78,673		HFF, Inc.	2,702,417	0.3
10,300		Highwoods Properties, Inc.	522,519	0.1
7,900		Hudson Pacific Properties, Inc.	279,897	0.0
13,700	(1)	InfraREIT, Inc.	303,729	0.0
12,000		LaSalle Hotel Properties	410,760	0.1
135,730		National Retail Properties, Inc.	5,966,691	0.8
10,100		New Senior Investment Group, Inc.	76,457	0.0

See Accompanying Notes to Financial Statements

57

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: (continued)
31,087		NexPoint Residential Trust, Inc.	884,425	0.1
159,911		Outfront Media, Inc.	3,110,269	0.4
31,200		Preferred Apartment Communities, Inc.	530,088	0.1
2,600		PS Business Parks, Inc.	334,100	0.0
33,300		Ramco-Gershenson Properties	439,893	0.1
103,367	(2)	Realogy Holdings Corp.	2,356,768	0.3
39,300	(2)	Retail Opportunity Investments Corp.	752,988	0.1
31,900		Rexford Industrial Realty, Inc.	1,001,341	0.1
201,695		RLJ Lodging Trust	4,447,375	0.6
69,700		Summit Hotel Properties, Inc.	997,407	0.1
3,700		Sun Communities, Inc.	362,156	0.0
64,103		Sunstone Hotel Investors, Inc.	1,065,392	0.1
25,200		Tier REIT, Inc.	599,256	0.1
156,952	(1),(2)	Willscot Corp.	2,322,890	0.3
32,600		Xenia Hotels & Resorts, Inc.	794,136	0.1
			52,262,188	6.6

		Telecommunication Services: 0.1%
43,900	(1)	Ooma, Inc.	621,185	0.1

		Utilities: 2.5%
66,500	(1)	Atlantic Power Corp.	146,300	0.0
3,500		Consolidated Water Co., Ltd.	45,150	0.0
8,200		Idacorp, Inc.	756,368	0.1
4,900		MGE Energy, Inc.	308,945	0.0
19,200		New Jersey Resources Corp.	859,200	0.1
77,583		NorthWestern Corp.	4,441,627	0.6
6,400		NRG Yield, Inc. - Class A	109,120	0.0
97,700		NRG Yield, Inc. - Class C	1,680,440	0.2
15,500		Ormat Technologies, Inc.	824,445	0.1
11,400		PNM Resources, Inc.	443,460	0.1
167,045		Portland General Electric Co.	7,142,844	0.9
18,000		Southwest Gas Holdings, Inc.	1,372,860	0.2
102,400	(2)	Spark Energy, Inc.	998,400	0.1
13,544	(1)	Vistra Energy Corp.	320,451	0.0
6,600		WGL Holdings, Inc.	585,750	0.1
			20,035,360	2.5

	Total Common Stock
	(Cost $562,061,185)		759,137,843	96.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 9.4%
	Securities Lending Collateral(3): 4.6%
8,900,700	Jefferies LLC, Repurchase Agreement dated 06/29/18, 2.00%, due 07/02/18 (Repurchase Amount $8,902,163, collateralized by various U.S. Government Securities, 0.000%-2.375%, Market Value plus accrued interest $9,078,714, due 07/05/18-09/09/49)	8,900,700	1.2
8,900,700	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $8,902,368, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $9,078,716, due 11/15/42-08/15/44)	8,900,700	1.1
249,868	MUFG Securities America Inc., Repurchase Agreement dated 06/29/18, 2.12%, due 07/02/18 (Repurchase Amount $249,912, collateralized by various U.S. Government Agency Obligations, 2.430%-6.000%, Market Value plus accrued interest $254,865, due 02/01/21-10/15/58)	249,868	0.1
8,900,700	NBC Global Finance Ltd., Repurchase Agreement dated 06/29/18, 1.95%, due 07/02/18 (Repurchase Amount $8,902,127, collateralized by various U.S. Government Securities, 0.000%-3.625%, Market Value plus accrued interest $9,078,740, due 01/31/20-09/09/49)	8,900,700	1.1

See Accompanying Notes to Financial Statements

58

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(3): (continued)
8,900,700	State of Wisconsin Investment Board, Repurchase Agreement dated 06/29/18, 2.30%, due 07/02/18 (Repurchase Amount $8,902,383, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $9,078,781, due 07/15/19-02/15/48)	8,900,700	1.1
		35,852,668	4.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.8%
38,179,561	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.800%
	(Cost $38,179,561)	38,179,561	4.8

	Total Short-Term Investments
	(Cost $74,032,229)	74,032,229	9.4

	Total Investments in Securities (Cost $636,093,414)	$833,170,072	105.4
	Liabilities in Excess of Other Assets	(42,393,245)	(5.4)
	Net Assets	$790,776,827	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of June 30, 2018.

See Accompanying Notes to Financial Statements

59

VY® Templeton Global Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.4%
		Canada: 3.2%
119,550		Barrick Gold Corp.	1,569,692	1.0
99,100		Husky Energy, Inc.	1,544,562	0.9
95,893		Wheaton Precious Metals Corp.	2,116,772	1.3
			5,231,026	3.2

		China: 5.6%
10,340	(1)	Baidu, Inc. ADR	2,512,620	1.5
791,000		China Life Insurance Co., Ltd. - H Shares	2,029,304	1.2
184,000		China Mobile Ltd.	1,632,622	1.0
11,144	(2)	China Telecom Corp., Ltd. ADR	517,416	0.3
2,726,000		China Telecom Corp., Ltd. - H Shares	1,279,142	0.8
1,461,600		Kunlun Energy Co. Ltd.	1,276,483	0.8
			9,247,587	5.6

		Denmark: 1.0%
25,642		Vestas Wind Systems A/S	1,583,043	1.0

		France: 6.5%
95,570		AXA S.A.	2,335,139	1.4
34,260		BNP Paribas	2,119,221	1.3
24,898		Cie de Saint-Gobain	1,109,081	0.6
87,463		Credit Agricole SA	1,160,857	0.7
26,358		Sanofi	2,115,483	1.3
91,201		Veolia Environnement	1,948,879	1.2
			10,788,660	6.5

		Germany: 5.4%
18,830		Bayer AG	2,067,981	1.3
78,188		E.ON AG	833,055	0.5
27,739	(2),(3)	Innogy SE	1,185,113	0.7
21,590		Merck KGaA	2,101,732	1.3
19,972		Siemens AG	2,631,431	1.6
			8,819,312	5.4

		Hong Kong: 1.1%
147,500		CK Hutchison Holdings Ltd.	1,561,438	1.0
290,200		Value Partners Group Ltd.	228,182	0.1
			1,789,620	1.1

		Indonesia: 0.5%
1,312,500		Matahari Department Store Tbk PT	803,847	0.5

		Ireland: 1.1%
104,786		Bank of Ireland Group PLC	813,164	0.5
12,340		Medtronic PLC	1,056,427	0.6
			1,869,591	1.1

		Israel: 2.4%
162,901		Teva Pharmaceutical Industries Ltd. ADR	3,961,752	2.4

		Italy: 2.1%
190,871		ENI S.p.A.	3,539,015	2.1

		Japan: 5.2%
68,100		Mitsui Fudosan Co., Ltd.	1,640,411	1.0
176,300		Panasonic Corp.	2,377,304	1.4
21,800		Seven & I Holdings Co., Ltd.	950,822	0.6
20,200		SoftBank Group Corp.	1,442,445	0.9
30,700		Suntory Beverage & Food Ltd.	1,312,507	0.8
25,200		Taiheiyo Cement Corp.	828,988	0.5
			8,552,477	5.2

		Luxembourg: 2.3%
208,419		SES S.A. - Luxembourg	3,809,845	2.3

		Netherlands: 5.8%
409,139		Aegon NV	2,442,815	1.5
21,412		Akzo Nobel NV	1,826,280	1.1
28,524	(1)	QIAGEN NV	1,033,973	0.6
119,125		Royal Dutch Shell PLC - Class B	4,266,219	2.6
			9,569,287	5.8

		Singapore: 1.7%
1,261,000		Singapore Telecommunications Ltd.	2,847,082	1.7

		South Korea: 3.0%
43,400		KB Financial Group, Inc.	2,042,915	1.2
70,442		Samsung Electronics Co., Ltd.	2,950,786	1.8
			4,993,701	3.0

		Spain: 0.6%
113,117		Telefonica S.A.	960,075	0.6

		Sweden: 1.9%
140,262		Arjo AB	500,335	0.3
140,262	(2)	Getinge AB	1,273,303	0.8
164,939		Telefonaktiebolaget LM Ericsson	1,270,723	0.8
			3,044,361	1.9

		Switzerland: 2.9%
5,538		Novartis AG	419,509	0.3
9,160		Roche Holding AG	2,032,221	1.2
151,970		UBS Group AG	2,329,755	1.4
			4,781,485	2.9

		Thailand: 1.3%
276,600		Bangkok Bank PCL	1,633,189	1.0
92,400		Bangkok Bank PCL - Foreign Reg	552,911	0.3
			2,186,100	1.3

		United Kingdom: 10.2%
226,759		BAE Systems PLC	1,929,107	1.2
354,308		Barclays PLC	875,754	0.5
482,898		BP PLC	3,674,134	2.2
317,510		HSBC Holdings PLC (HKD)	2,970,627	1.8
564,898		Kingfisher PLC	2,209,093	1.3
331,668		Man Group PLC	768,844	0.5
284,138		Standard Chartered PLC	2,580,941	1.6

See Accompanying Notes to Financial Statements

60

VY® Templeton Global Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United Kingdom: (continued)
767,755		Vodafone Group PLC	1,859,725	1.1
			16,868,225	10.2

		United States: 33.6%
20,600		Advance Auto Parts, Inc.	2,795,420	1.7
19,051		Allergan plc	3,176,183	1.9
22,320		Ally Financial, Inc.	586,346	0.4
1,998	(1)	Alphabet, Inc. - Class A	2,256,122	1.4
23,230		AmerisourceBergen Corp.	1,980,822	1.2
3,685		Amgen, Inc.	680,214	0.4
56,110		Apache Corp.	2,623,143	1.6
9,300		Apple, Inc.	1,721,523	1.0
27,060		Capital One Financial Corp.	2,486,814	1.5
28,610		Cardinal Health, Inc.	1,397,026	0.8
8,400	(1)	Celgene Corp.	667,128	0.4
53,690		Citigroup, Inc.	3,592,935	2.2
63,720		Comcast Corp. – Class A	2,090,653	1.3
35,400	(1)	CommScope Holding Co., Inc.	1,033,857	0.6
10,790		ConocoPhillips	751,200	0.5
162,100		Coty, Inc - Class A	2,285,610	1.4
33,630		Eli Lilly & Co.	2,869,648	1.7
5,100		Exxon Mobil Corp.	421,923	0.3
39,750		Gilead Sciences, Inc.	2,815,890	1.7
8,400		Helmerich & Payne, Inc.	535,584	0.3
16,610		JPMorgan Chase & Co.	1,730,762	1.1
15,500		Kellogg Co.	1,082,985	0.7
5,800		Kroger Co.	165,010	0.1
95,212	(2)	Mattel, Inc.	1,563,381	0.9
13,950		Microsoft Corp.	1,375,610	0.8
60,070	(1)	Navistar International Corp.	2,446,050	1.5
12,094	(1)	Netscout Systems, Inc.	359,192	0.2
68,170		Oracle Corp.	3,003,570	1.8
26,740		Perrigo Co. PLC	1,949,613	1.2
28,930		Twenty-First Century Fox, Inc. - Class A	1,437,532	0.9
17,840		United Parcel Service, Inc. - Class B	1,895,143	1.1
27,400		Walgreens Boots Alliance, Inc.	1,644,411	1.0
			55,421,300	33.6

	Total Common Stock
	(Cost $152,017,028)		160,667,391	97.4

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.6%
	United States: 0.6%
976,000	(3) Chesapeake Energy Corp., 8.000%, 12/15/2022	1,028,167	0.6

	Total Corporate Bonds/Notes
	(Cost $938,838)	1,028,167	0.6

	Total Long-Term Investments
	(Cost $152,955,866)	161,695,558	98.0

SHORT-TERM INVESTMENTS: 4.2%
	U.S. Government Agency Obligations: 1.6%
2,600,000	(4) Federal Home Loan Bank Discount Notes, 0.000%, 07/02/2018
	(Cost $2,599,885)	2,600,001	1.6

	Securities Lending Collateral(5): 2.5%
2,000,000	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/29/18, 2.08%, due 07/02/18 (Repurchase Amount $2,000,342, collateralized by various U.S. Government Agency Obligations, 1.691%-8.500%, Market Value plus accrued interest $2,040,000, due 07/25/18-06/15/53)	2,000,000	1.2
136,436	Jefferies LLC, Repurchase Agreement dated 06/29/18, 2.00%, due 07/02/18 (Repurchase Amount $136,458, collateralized by various U.S. Government Securities, 0.000%-2.375%, Market Value plus accrued interest $139,165, due 07/05/18-09/09/49)	136,436	0.1
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $1,000,187, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $1,020,000, due 11/15/42-08/15/44)	1,000,000	0.6
1,000,000	NBC Global Finance Ltd., Repurchase Agreement dated 06/29/18, 1.95%, due 07/02/18 (Repurchase Amount $1,000,160, collateralized by various U.S. Government Securities, 0.000%-3.625%, Market Value plus accrued interest $1,020,003, due 01/31/20-09/09/49)	1,000,000	0.6
		4,136,436	2.5

See Accompanying Notes to Financial Statements

61

VY® Templeton Global Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.1%
91,376	(6) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.800%
	(Cost $91,376)	91,376	0.1

	Total Short-Term Investments
	(Cost $6,827,697)	6,827,813	4.2

	Total Investments in Securities (Cost $159,783,563)	$168,523,371	102.2
	Liabilities in Excess of Other Assets	(3,601,377)	(2.2)
	Net Assets	$164,921,994	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2018.
(5)	Represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of June 30, 2018.

See Accompanying Notes to Financial Statements

62

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 25.2%
		Communications: 0.5%
750,000		Alibaba Group Holding Ltd., 2.500%, 11/28/2019	745,126	0.2
1,500,000		Alibaba Group Holding Ltd., 3.125%, 11/28/2021	1,486,206	0.3
			2,231,332	0.5

		Consumer, Cyclical: 1.0%
845,000		American Honda Finance Corp., 2.000%, 02/14/2020	833,863	0.2
795,000	(1)	BMW US Capital LLC, 2.150%, 04/06/2020	782,323	0.2
1,400,000	(1)	Daimler Finance North America LLC, 3.100%, 05/04/2020	1,397,484	0.3
755,000	(1)	Nissan Motor Acceptance Corp., 2.250%, 01/13/2020	744,410	0.2
450,000		Walmart, Inc., 3.125%, 06/23/2021	452,388	0.1
			4,210,468	1.0

		Consumer, Non-cyclical: 1.0%
3,000,000		Gilead Sciences, Inc., 2.350%, 02/01/2020	2,971,224	0.7
750,000		GlaxoSmithKline Capital PLC, 3.125%, 05/14/2021	751,941	0.2
570,000		UnitedHealth Group, Inc., 1.950%, 10/15/2020	556,259	0.1
			4,279,424	1.0

		Energy: 0.4%
1,495,000	(1)	Schlumberger Finance Canada Ltd, 2.200%, 11/20/2020	1,458,808	0.4

		Financial: 21.3%
780,000	(1)	AIG Global Funding, 1.950%, 10/18/2019	769,678	0.2
595,000	(1)	AIG Global Funding, 2.150%, 07/02/2020	583,324	0.1
1,385,000		American Express Credit Corp., 2.200%, 03/03/2020	1,367,115	0.3
585,000	(1)	ANZ New Zealand Int'l Ltd./London, 2.200%, 07/17/2020	573,494	0.1
3,000,000		Australia & New Zealand Banking Group Ltd./New York NY, 2.050%, 09/23/2019	2,967,232	0.7
500,000		Australia & New Zealand Banking Group Ltd./New York NY, 2.700%, 11/16/2020	493,608	0.1
5,650,000		Bank of America Corp., 2.625%, 10/19/2020	5,581,256	1.3
1,395,000		Bank of Montreal, 3.100%, 04/13/2021	1,390,836	0.3
135,000		Bank of New York Mellon Corp./The, 2.150%, 02/24/2020	133,316	0.0
2,500,000		Bank of Nova Scotia/The, 3.125%, 04/20/2021	2,487,901	0.6
1,285,000	(1)	Banque Federative du Credit Mutuel SA, 2.200%, 07/20/2020	1,255,592	0.3
1,000,000		Barclays Bank PLC, 3.013%, (US0003M + 0.650%), 08/07/2020	1,004,130	0.2
2,665,000		Barclays Bank PLC, 5.125%, 01/08/2020	2,739,676	0.7
1,500,000		BB&T Corp., 2.150%, 02/01/2021	1,459,194	0.4
2,165,000		BNP Paribas SA, 5.000%, 01/15/2021	2,248,958	0.5
4,000,000		Branch Banking & Trust Co., 1.450%, 05/10/2019	3,957,115	0.9
605,000		Charles Schwab Corp./The, 3.250%, 05/21/2021	607,615	0.1
2,100,000		Citibank NA, 2.125%, 10/20/2020	2,049,201	0.5
250,000		Citibank NA, 2.826%, (US0003M + 0.500%), 06/12/2020	250,800	0.1
545,000		Citibank NA, 2.850%, 02/12/2021	538,887	0.1
1,860,000	(1)	Commonwealth Bank of Australia, 2.250%, 03/10/2020	1,833,790	0.4
1,835,000		Cooperatieve Rabobank UA/NY, 3.125%, 04/26/2021	1,828,567	0.4
4,000,000		Credit Suisse AG/New York NY, 2.300%, 05/28/2019	3,981,331	0.9
2,000,000	(1)	Danske Bank A/S, 1.650%, 09/06/2019	1,969,614	0.5
1,000,000	(1)	DNB Bank ASA, 2.375%, 06/02/2021	969,121	0.2
1,110,000		Fifth Third Bank/Cincinnati OH, 1.625%, 09/27/2019	1,092,902	0.3
1,414,000		GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/2020	1,381,901	0.3
590,000		Goldman Sachs Bank USA/New York NY, 3.200%, 06/05/2020	592,312	0.1
5,000,000		HSBC USA, Inc., 2.375%, 11/13/2019	4,951,842	1.2
500,000		JPMorgan Chase & Co., 2.400%, 06/07/2021	487,298	0.1
5,685,000		JPMorgan Chase & Co., 2.550%, 10/29/2020	5,603,287	1.3
1,000,000	(2)	JPMorgan Chase Bank NA, 2.604%, 02/01/2021	991,480	0.2
325,000		KeyBank NA/Cleveland OH, 1.600%, 08/22/2019	320,254	0.1
800,000		KeyBank NA/Cleveland OH, 3.350%, 06/15/2021	801,577	0.2
2,250,000		Lloyds Bank PLC, 3.300%, 05/07/2021	2,246,748	0.5
1,135,000		Manufacturers & Traders Trust Co., 2.625%, 01/25/2021	1,117,876	0.3

See Accompanying Notes to Financial Statements

63

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
			Financial: (continued)
	700,000		National Australia Bank Ltd./New York, 2.125%, 05/22/2020	687,259	0.2
	1,500,000		National Australia Bank Ltd./New York, 2.500%, 01/12/2021	1,470,651	0.4
	2,540,000	(1)	New York Life Global Funding, 2.000%, 04/09/2020	2,494,477	0.6
	1,970,000	(1)	Pricoa Global Funding I, 1.450%, 09/13/2019	1,937,317	0.5
	2,370,000		Santander UK PLC, 2.125%, 11/03/2020	2,301,308	0.6
	2,000,000		Skandinaviska Enskilda Banken AB, 1.500%, 09/13/2019	1,965,151	0.5
	2,000,000		Sumitomo Mitsui Banking Corp., 2.450%, 01/16/2020	1,977,592	0.5
	1,000,000		Sumitomo Mitsui Financial Group, Inc., 2.934%, 03/09/2021	988,929	0.2
	2,000,000		Svenska Handelsbanken AB, 2.250%, 06/17/2019	1,990,114	0.5
	255,000		Svenska Handelsbanken AB, 3.350%, 05/24/2021	255,458	0.1
	295,000	(1)	UBS AG/London, 2.200%, 06/08/2020	289,223	0.1
	3,200,000		UBS AG/Stamford CT, 2.350%, 03/26/2020	3,164,670	0.8
	4,700,000		US Bank NA/Cincinnati OH, 2.000%, 01/24/2020	4,631,992	1.1
	1,740,000		Wells Fargo Bank NA, 2.600%, 01/15/2021	1,713,050	0.4
	1,255,000		Westpac Banking Corp., 1.600%, 08/19/2019	1,237,471	0.3
				89,733,490	21.3

			Industrial: 0.4%
	950,000		General Dynamics Corp., 3.000%, 05/11/2021	947,263	0.2
	795,000	(1)	Siemens Financieringsmaatschappij NV, 2.200%, 03/16/2020	784,036	0.2
				1,731,299	0.4

			Technology: 0.3%
	740,000		IBM Credit LLC, 1.800%, 01/20/2021	717,283	0.2
	360,000		Oracle Corp., 1.900%, 09/15/2021	343,000	0.1
				1,060,283	0.3

			Utilities: 0.3%
	1,280,000		Duke Energy Progress LLC, 2.501%, (US0003M + 0.180%), 09/08/2020	1,282,758	0.3

		Total Corporate Bonds/Notes
		(Cost $107,149,225)		105,987,862	25.2

FOREIGN GOVERNMENT BONDS: 4.2%
	575,000		Colombia Government International Bond, 3.875%, 04/25/2027	556,744	0.1
EUR	605,900	(2),(3)	Hellenic Republic Government Bond, 0.000%, 10/15/2042	2,831	0.0
	345,000		Indonesia Government International Bond, 4.100%, 04/24/2028	333,803	0.1
	2,120,000		Israel Government AID Bond, 5.500%, 12/04/2023	2,397,273	0.6
	2,500,000		Israel Government AID Bond, 5.500%, 04/26/2024	2,841,641	0.7
EUR	1,112,187		Italy Buoni Poliennali Del Tesoro, 1.250%, 10/27/2020	1,334,129	0.3
EUR	1,565,077		Italy Buoni Poliennali Del Tesoro, 1.650%, 04/23/2020	1,882,136	0.4
	965,000		Mexico Government International Bond, 3.600%, 01/30/2025	934,120	0.2
NZD	2,055,000		New Zealand Government Inflation Linked Bond, 2.500%, 09/20/2035	1,591,165	0.4
NZD	980,000		New Zealand Government Inflation Linked Bond, 2.500%, 09/20/2040	743,501	0.2
NZD	4,571,000		New Zealand Government Inflation Linked Bond, 3.000%, 09/20/2030	3,781,257	0.9
GBP	572,050		United Kingdom Gilt Inflation Linked, 0.750%, 11/22/2047	1,403,830	0.3

		Total Foreign Government Bonds
		(Cost $17,813,138)		17,802,430	4.2

U.S. TREASURY OBLIGATIONS: 53.6%
			Treasury Inflation Indexed Protected Securities: 53.6%
	10,624,865		0.125%, 07/15/2026	10,181,608	2.4
	22,176,987		0.250%, 01/15/2025	21,576,524	5.1
	14,194,346		0.375%, 07/15/2025	13,948,623	3.3
	8,022,742		0.375%, 01/15/2027	7,796,774	1.9
	12,418,789		0.375%, 07/15/2027	12,084,828	2.9
	24,098,194		0.500%, 01/15/2028	23,580,773	5.6
	14,275,009		0.625%, 01/15/2026	14,201,217	3.4
	997,121		0.625%, 02/15/2043	944,717	0.2
	13,044,699	(4)	0.750%, 02/15/2042	12,749,325	3.0
	10,224,752		0.750%, 02/15/2045	9,930,124	2.4
	2,662,265		0.875%, 02/15/2047	2,665,103	0.6
	3,917,667		1.000%, 02/15/2046	4,039,049	1.0
	9,357,544		1.000%, 02/15/2048	9,681,169	2.3
	9,696,771		1.375%, 02/15/2044	10,835,597	2.6
	8,741,125	(4)	1.750%, 01/15/2028	9,554,381	2.3
	6,633,597		2.000%, 01/15/2026	7,270,053	1.7
	5,096,147		2.125%, 02/15/2040	6,412,632	1.5
	2,968,914		2.125%, 02/15/2041	3,762,821	0.9
	4,567,727		2.375%, 01/15/2025	5,066,236	1.2
	7,115,168		2.375%, 01/15/2027	8,094,059	1.9
	7,620,249		2.500%, 01/15/2029	8,960,844	2.1
	2,780,714		3.375%, 04/15/2032	3,715,366	0.9
	6,420,895		3.625%, 04/15/2028	8,158,151	1.9
	7,891,583		3.875%, 04/15/2029	10,411,438	2.5

		Total U.S. Treasury Obligations
		(Cost $225,809,766)		225,621,412	53.6

U.S. GOVERNMENT AGENCY OBLIGATIONS: 14.3%
			Federal Home Loan Bank: 5.2%
	4,475,000		1.375%, 09/28/2020	4,352,242	1.0

See Accompanying Notes to Financial Statements

64

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Bank: (continued)
12,810,000	1.375%, 02/18/2021	12,404,422	2.9
5,255,000	2.875%, 09/13/2024	5,251,159	1.3
		22,007,823	5.2

	Federal Home Loan Mortgage Corporation: 2.5%(5)
515,000	1.375%, 05/01/2020	504,491	0.1
9,970,000	2.375%, 01/13/2022	9,842,144	2.4
		10,346,635	2.5

	Federal National Mortgage Association: 6.6%(5)
8,350,000	1.375%, 02/26/2021	8,082,416	1.9
8,355,000	1.875%, 12/28/2020	8,202,338	1.9
4,830,000	1.875%, 09/24/2026	4,418,986	1.1
7,120,000	2.625%, 09/06/2024	7,005,019	1.7
		27,708,759	6.6

	Total U.S. Government Agency Obligations
	(Cost $61,329,722)	60,063,217	14.3

	Value	Percentage of Net Assets
PURCHASED OPTIONS (6): 0.2%
Total Purchased Options
(Cost $1,143,659)	1,052,476	0.2

Total Long-Term Investments
(Cost $413,245,510)	410,527,397	97.5

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.9%
	Mutual Funds: 2.9%
12,187,302	(7) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.800%
	(Cost $12,187,302)	12,187,302	2.9

	Total Short-Term Investments
	(Cost $12,187,302)	12,187,302	2.9

	Total Investments in Securities (Cost $425,432,812)	$422,714,699	100.4
	Liabilities in Excess of Other Assets	(1,601,547)	(0.4)
	Net Assets	$421,113,152	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of June 30, 2018.
(3)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2018.
(4)	All or a portion of this security has been pledged as collateral in connection with open futures contracts. Please refer to Note 2 for additional details.
(5)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(6)	The tables below the Portfolio of Investments detail open purchased options which are non-income producing securities.
(7)	Rate shown is the 7-day yield as of June 30, 2018.

EUR	EU Euro
GBP	British Pound
NZD	New Zealand Dollar

Reference Rate Abbreviations:
US0003M	3-month LIBOR

See Accompanying Notes to Financial Statements

65

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Investors Trust

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: September 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: September 7, 2018

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: September 7, 2018